Portfolio of Investments June 30, 2026
Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
CORPORATE BONDS - 25.7%
AUTOMOBILES & COMPONENTS - 0.5%
$ 1,000,000 American Honda Finance Corp 4 .900% 07/09/27 $ 1,004,111
1,000,000 American Honda Finance Corp 4 .900 03/13/29 1,005,960
1,000,000 American Honda Finance Corp 4 .400 09/05/29 989,485
1,000,000 American Honda Finance Corp 4 .800 03/05/30 998,077
1,000,000 American Honda Finance Corp 4 .600 04/17/30 991,029
1,000,000 American Honda Finance Corp 4 .500 09/04/30 985,469
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,556,420
1,000,000 American Honda Finance Corp 4 .450 01/08/31 980,175
1,000,000 American Honda Finance Corp 1 .800 01/13/31 876,007
1,000,000 American Honda Finance Corp 4 .900 04/10/31 996,446
1,000,000 American Honda Finance Corp 5 .050 07/10/31 1,003,505
1,000,000 American Honda Finance Corp 5 .150 07/09/32 1,002,024
1,000,000 American Honda Finance Corp 5 .200 04/08/33 1,001,267
1,000,000 (a) American Honda Finance Corp 5 .100 01/08/36 982,516
500,000 (a) Aptiv plc 3 .100 12/01/51 309,504
404,000 Aptiv plc 4 .150 05/01/52 303,672
1,000,000 BorgWarner, Inc 5 .400 08/15/34 1,018,614
200,000 BorgWarner, Inc 4 .375 03/15/45 166,692
2,000,000 Ford Motor Co 7 .450 07/16/31 2,170,041
4,000,000 Ford Motor Co 3 .250 02/12/32 3,525,672
700,000 Ford Motor Co 4 .750 01/15/43 550,627
500,000 Ford Motor Co 5 .291 12/08/46 411,223
1,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 1,027,500
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,057,098
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,548,619
1,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 993,037
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 996,293
1,000,000 Ford Motor Credit Co LLC 5 .875 11/07/29 1,012,029
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,057,324
2,000,000 Ford Motor Credit Co LLC 5 .730 09/05/30 2,010,958
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 1,014,996
1,000,000 Ford Motor Credit Co LLC 5 .420 04/09/31 991,492
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,279,761
750,000 Ford Motor Credit Co LLC 6 .054 11/05/31 759,237
1,000,000 Ford Motor Credit Co LLC 6 .532 03/19/32 1,033,544
1,000,000 Ford Motor Credit Co LLC 5 .753 04/06/33 991,815
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,595,603
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,761,473
1,000,000 Ford Motor Credit Co LLC 6 .500 02/07/35 1,024,094
2,000,000 Ford Motor Credit Co LLC 5 .869 10/31/35 1,958,227
1,000,000 Ford Motor Credit Co LLC 6 .467 05/22/36 1,015,921
700,000 General Motors Co 5 .000 10/01/28 703,553
375,000 General Motors Co 5 .400 10/15/29 381,701
500,000 General Motors Co 5 .625 04/15/30 512,301
450,000 (a) General Motors Co 5 .600 10/15/32 460,569
500,000 General Motors Co 6 .250 04/15/35 523,964
900,000 General Motors Co 6 .600 04/01/36 965,906
700,000 General Motors Co 5 .150 04/01/38 666,924
150,000 General Motors Co 6 .250 10/02/43 150,827
350,000 General Motors Co 6 .750 04/01/46 369,566
500,000 General Motors Co 5 .400 04/01/48 449,371
900,000 (a) General Motors Co 5 .950 04/01/49 866,880
1,000,000 General Motors Financial Co, Inc 2 .400 10/15/28 950,080
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,024,176
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,446,342
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 987,614
2,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 2,551,000
1,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 1,002,539

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 1,000,000 General Motors Financial Co, Inc 5 .850% 04/06/30 $ 1,033,164
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,431,210
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,788,640
1,000,000 General Motors Financial Co, Inc 4 .600 01/08/31 986,281
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,494,929
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 427,446
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,279,608
1,000,000 General Motors Financial Co, Inc 5 .100 09/15/31 1,001,899
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 905,249
1,000,000 General Motors Financial Co, Inc 5 .625 04/04/32 1,024,291
2,500,000 General Motors Financial Co, Inc 6 .400 01/09/33 2,655,824
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,043,280
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,587,289
2,000,000 General Motors Financial Co, Inc 5 .450 09/06/34 2,003,611
475,000 General Motors Financial Co, Inc 5 .900 01/07/35 488,100
1,000,000 General Motors Financial Co, Inc 6 .150 07/15/35 1,042,095
200,000 Harley-Davidson, Inc 4 .625 07/28/45 157,766
1,500,000 Honda Motor Co Ltd 4 .688 07/08/30 1,490,724
1,500,000 (a) Honda Motor Co Ltd 5 .337 07/08/35 1,499,754
326,000 Lear Corp 3 .800 09/15/27 323,228
400,000 Lear Corp 4 .250 05/15/29 394,096
600,000 Lear Corp 2 .600 01/15/32 530,120
550,000 Lear Corp 5 .250 05/15/49 498,417
1,000,000 Magna International, Inc 5 .500 03/21/33 1,023,971
500,000 Magna International, Inc 5 .875 06/01/35 520,241
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,059,492
200,000 Toyota Motor Corp 4 .450 06/30/30 199,093
1,000,000 Toyota Motor Corp 2 .362 03/25/31 905,956
1,000,000 Toyota Motor Corp 5 .123 07/13/33 1,020,484
1,000,000 Toyota Motor Corp 5 .053 06/30/35 1,008,781
1,000,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,000,668
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 294,537
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,016,666
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 392,743
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,014,554
550,000 Toyota Motor Credit Corp 4 .550 08/09/29 549,787
1,000,000 Toyota Motor Credit Corp 4 .950 01/09/30 1,011,478
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 597,369
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 215,386
950,000 Toyota Motor Credit Corp 4 .800 05/15/30 955,601
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 998,113
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,034,853
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 878,767
1,000,000 Toyota Motor Credit Corp 4 .200 01/10/31 982,022
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,016,560
2,000,000 Toyota Motor Credit Corp 4 .550 05/14/31 1,983,432
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 871,840
1,000,000 Toyota Motor Credit Corp 4 .600 10/10/31 995,371
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 886,570
2,000,000 Toyota Motor Credit Corp 4 .650 09/03/32 1,978,875
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 994,959
650,000 Toyota Motor Credit Corp 4 .600 03/11/33 637,420
1,000,000 Toyota Motor Credit Corp 4 .800 01/11/36 980,120
TOTAL AUTOMOBILES & COMPONENTS 116,083,600
BANKS - 4.4%
5,000,000 Asian Development Bank 3 .625 08/28/29 4,916,267
4,000,000 Asian Development Bank 4 .125 05/30/30 3,987,262
4,800,000 (a) Asian Development Bank 3 .750 08/28/30 4,716,201
6,500,000 Asian Development Bank 4 .250 05/28/31 6,506,185
2,345,000 Asian Development Bank 4 .375 03/22/35 2,338,654
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,029,188
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 995,398

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Australia & New Zealand Banking Group Ltd 4 .362% 06/18/28 $ 999,906
1,000,000 Australia & New Zealand Banking Group Ltd 4 .615 12/16/29 1,007,233
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 4 .150 03/03/29 985,370
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 611,548
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 4 .968 05/08/31 998,399
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,136,432
600,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 623,339
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .127 03/03/36 972,889
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,612,003
675,000 Banco Santander S.A. 3 .800 02/23/28 666,340
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,792,547
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,008,033
600,000 Banco Santander S.A. 3 .306 06/27/29 577,997
600,000 Banco Santander S.A. 5 .565 01/17/30 615,037
400,000 Banco Santander S.A. 3 .490 05/28/30 380,811
1,000,000 Banco Santander S.A. 4 .551 11/06/30 984,027
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,813,920
1,000,000 Banco Santander S.A. 2 .958 03/25/31 916,306
1,600,000 Banco Santander S.A. 4 .867 04/15/31 1,590,905
1,000,000 Banco Santander S.A. 5 .439 07/15/31 1,024,560
3,000,000 Banco Santander S.A. 3 .225 11/22/32 2,714,782
800,000 Banco Santander S.A. 6 .921 08/08/33 868,575
800,000 Banco Santander S.A. 6 .938 11/07/33 892,184
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,690,912
400,000 Banco Santander S.A. 6 .033 01/17/35 419,277
600,000 Banco Santander S.A. 5 .127 11/06/35 588,265
600,000 Banco Santander S.A. 5 .437 04/15/36 600,217
1,000,000 Bank of ,NV Scotia 4 .578 06/05/29 997,010
3,000,000 Bank of ,NV Scotia 4 .904 06/05/32 2,992,289
2,250,000 Bank of America Corp 3 .970 03/05/29 2,225,840
2,000,000 Bank of America Corp 5 .202 04/25/29 2,018,668
1,400,000 Bank of America Corp 4 .271 07/23/29 1,388,958
3,000,000 Bank of America Corp 5 .819 09/15/29 3,069,974
3,075,000 Bank of America Corp 3 .974 02/07/30 3,017,097
6,000,000 Bank of America Corp 4 .477 04/23/30 5,962,160
1,675,000 Bank of America Corp 3 .194 07/23/30 1,600,881
1,050,000 Bank of America Corp 2 .884 10/22/30 990,463
2,000,000 Bank of America Corp 5 .162 01/24/31 2,027,070
4,000,000 Bank of America Corp 2 .496 02/13/31 3,696,496
1,750,000 Bank of America Corp 2 .592 04/29/31 1,614,815
3,000,000 Bank of America Corp 1 .898 07/23/31 2,675,704
3,000,000 Bank of America Corp 1 .922 10/24/31 2,661,972
2,000,000 Bank of America Corp 4 .456 02/06/32 1,964,738
3,000,000 Bank of America Corp 2 .651 03/11/32 2,719,797
4,000,000 Bank of America Corp 2 .687 04/22/32 3,623,260
2,000,000 Bank of America Corp 4 .695 04/23/32 1,983,184
5,000,000 Bank of America Corp 2 .299 07/21/32 4,416,863
3,000,000 Bank of America Corp 2 .572 10/20/32 2,670,264
2,000,000 Bank of America Corp 2 .972 02/04/33 1,805,291
2,000,000 Bank of America Corp 4 .571 04/27/33 1,960,486
4,000,000 Bank of America Corp 5 .015 07/22/33 4,005,933
5,000,000 Bank of America Corp 5 .288 04/25/34 5,066,623
2,000,000 Bank of America Corp 5 .872 09/15/34 2,090,412
7,000,000 Bank of America Corp 5 .468 01/23/35 7,137,011
9,000,000 Bank of America Corp 5 .425 08/15/35 9,027,347
4,000,000 Bank of America Corp 5 .518 10/25/35 4,018,493
1,650,000 Bank of America Corp 5 .511 01/24/36 1,684,917
1,000,000 Bank of America Corp 5 .744 02/12/36 1,020,167
2,000,000 Bank of America Corp 5 .464 05/09/36 2,040,872
4,000,000 Bank of America Corp 2 .482 09/21/36 3,487,949
1,500,000 Bank of America Corp 6 .110 01/29/37 1,578,846
2,000,000 Bank of America Corp 5 .045 02/06/37 1,969,744

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 3,000,000 Bank of America Corp 3 .846% 03/08/37 $ 2,787,993
2,500,000 Bank of America Corp 5 .489 04/23/37 2,490,110
4,500,000 Bank of America Corp 4 .078 04/23/40 3,945,381
3,000,000 Bank of America Corp 2 .676 06/19/41 2,177,635
1,500,000 Bank of America Corp 5 .000 01/21/44 1,411,099
2,800,000 Bank of America Corp 4 .443 01/20/48 2,384,216
1,000,000 Bank of America Corp 3 .946 01/23/49 784,059
1,000,000 Bank of America Corp 2 .831 10/24/51 627,240
950,000 Bank of America Corp 3 .483 03/13/52 676,383
1,000,000 (a) Bank of America Corp 2 .972 07/21/52 645,973
1,000,000 Bank of Montreal 5 .203 02/01/28 1,010,419
1,000,000 Bank of Montreal 5 .717 09/25/28 1,023,803
1,000,000 Bank of Montreal 5 .004 01/27/29 1,006,387
500,000 Bank of Montreal 4 .338 03/19/30 495,422
1,000,000 Bank of Montreal 4 .640 09/10/30 997,240
1,500,000 Bank of Montreal 5 .511 06/04/31 1,547,395
1,000,000 Bank of Montreal 4 .350 09/22/31 984,048
1,000,000 Bank of Montreal 4 .439 01/14/32 982,834
1,000,000 Bank of Montreal 4 .879 06/02/32 999,683
1,250,000 Bank of Montreal 3 .088 01/10/37 1,121,078
925,000 Bank of Montreal 5 .298 06/02/37 925,880
750,000 Bank of New York Mellon 4 .729 04/20/29 753,162
300,000 Bank of New York Mellon Corp 4 .026 01/22/30 295,822
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,015,317
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 885,363
2,000,000 Bank of Nova Scotia 4 .740 11/10/32 1,986,734
750,000 Bank of Nova Scotia 5 .650 02/01/34 777,563
750,000 Bank of Nova Scotia 4 .588 05/04/37 724,366
700,000 Barclays plc 4 .337 01/10/28 697,083
1,500,000 Barclays plc 4 .972 05/16/29 1,506,054
1,500,000 Barclays plc 6 .490 09/13/29 1,552,602
2,000,000 Barclays plc 4 .476 11/11/29 1,986,064
3,000,000 Barclays plc 5 .690 03/12/30 3,062,336
1,000,000 Barclays plc 5 .088 06/20/30 1,002,763
2,000,000 Barclays plc 4 .911 06/26/30 1,999,635
1,850,000 Barclays plc 4 .942 09/10/30 1,853,224
1,175,000 Barclays plc 5 .367 02/25/31 1,191,516
2,000,000 Barclays plc 2 .645 06/24/31 1,833,839
1,000,000 Barclays plc 4 .521 02/24/32 976,786
1,500,000 Barclays plc 2 .667 03/10/32 1,350,670
2,500,000 Barclays plc 5 .102 06/26/32 2,497,629
2,000,000 Barclays plc 2 .894 11/24/32 1,793,172
1,300,000 Barclays plc 5 .746 08/09/33 1,334,956
2,500,000 Barclays plc 7 .437 11/02/33 2,786,293
1,500,000 Barclays plc 6 .224 05/09/34 1,578,159
1,000,000 Barclays plc 7 .119 06/27/34 1,093,965
950,000 Barclays plc 6 .692 09/13/34 1,025,851
1,000,000 Barclays plc 5 .335 09/10/35 992,965
1,750,000 Barclays plc 3 .564 09/23/35 1,640,579
1,500,000 Barclays plc 5 .785 02/25/36 1,528,162
400,000 Barclays plc 5 .207 02/24/37 389,545
2,500,000 Barclays plc 5 .586 06/26/37 2,496,434
1,000,000 Barclays plc 3 .811 03/10/42 786,407
775,000 Barclays plc 5 .250 08/17/45 728,430
1,500,000 Barclays plc 5 .860 08/11/46 1,497,625
350,000 BOKF NA 6 .108 11/06/40 358,548
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 678,018
1,000,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 996,752
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,543,857
1,000,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 1,003,895
1,000,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 1,015,792
1,000,000 Canadian Imperial Bank of Commerce 5 .245 01/13/31 1,015,126

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Canadian Imperial Bank of Commerce 4 .580% 09/08/31 $ 990,209
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,408,000
2,000,000 Canadian Imperial Bank of Commerce 5 .051 06/16/32 2,008,272
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 372,039
2,000,000 CitiBank NA 4 .914 05/29/30 2,024,678
4,000,000 CitiBank NA 4 .846 06/18/32 3,997,147
650,000 CitiBank NA 5 .570 04/30/34 673,588
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,497,571
1,000,000 Citigroup, Inc 3 .668 07/24/28 991,216
2,025,000 Citigroup, Inc 4 .125 07/25/28 2,003,923
1,000,000 Citigroup, Inc 4 .786 03/04/29 1,002,403
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,962,565
2,000,000 Citigroup, Inc 5 .174 02/13/30 2,021,337
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,716,241
2,550,000 Citigroup, Inc 4 .542 09/19/30 2,532,088
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,641,114
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,168,382
2,000,000 Citigroup, Inc 4 .952 05/07/31 2,006,618
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,513,091
2,400,000 Citigroup, Inc 4 .503 09/11/31 2,368,756
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,494,937
175,000 Citigroup, Inc 6 .625 06/15/32 190,368
875,000 Citigroup, Inc 2 .520 11/03/32 775,488
1,000,000 Citigroup, Inc 3 .785 03/17/33 939,713
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,765,939
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,198,338
425,000 Citigroup, Inc 6 .174 05/25/34 443,489
2,000,000 Citigroup, Inc 5 .592 11/19/34 2,024,899
2,000,000 Citigroup, Inc 5 .827 02/13/35 2,038,495
5,000,000 Citigroup, Inc 5 .449 06/11/35 5,085,166
6,125,000 Citigroup, Inc 6 .020 01/24/36 6,308,802
3,000,000 Citigroup, Inc 5 .333 03/27/36 3,021,639
1,725,000 Citigroup, Inc 5 .174 09/11/36 1,715,387
750,000 Citigroup, Inc 3 .878 01/24/39 653,683
325,000 Citigroup, Inc 8 .125 07/15/39 406,677
2,000,000 Citigroup, Inc 5 .411 09/19/39 1,977,156
350,000 Citigroup, Inc 5 .875 01/30/42 362,010
402,000 Citigroup, Inc 2 .904 11/03/42 292,069
400,000 Citigroup, Inc 6 .675 09/13/43 439,748
125,000 Citigroup, Inc 5 .300 05/06/44 117,370
675,000 Citigroup, Inc 4 .650 07/30/45 596,197
1,075,000 Citigroup, Inc 4 .750 05/18/46 918,405
2,000,000 Citigroup, Inc 5 .612 03/04/56 1,957,245
500,000 Citizens Bank NA 4 .575 08/09/28 499,942
550,000 Citizens Financial Group, Inc 5 .841 01/23/30 563,723
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 184,871
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 425,786
1,000,000 Citizens Financial Group, Inc 5 .253 03/05/31 1,010,673
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,026,385
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 726,075
500,000 Citizens Financial Group, Inc 6 .645 04/25/35 538,426
1,000,000 Citizens Financial Group, Inc 5 .299 01/29/36 990,262
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 503,337
1,000,000 Comerica Bank 5 .332 08/25/33 999,631
1,000,000 Commonwealth Bank of Australia 4 .355 03/27/29 997,965
1,000,000 Commonwealth Bank of Australia 4 .150 10/01/30 988,384
1,000,000 Cooperatieve Rabobank UA 4 .800 01/09/29 1,008,147
1,500,000 Cooperatieve Rabobank UA 4 .494 10/17/29 1,502,487
1,500,000 Cooperatieve Rabobank UA 4 .160 01/14/31 1,474,466
3,000,000 Cooperatieve Rabobank UA 5 .119 06/09/36 2,984,955
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 541,847
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,386,340

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 600,000 Cooperatieve Rabobank UA 5 .250% 08/04/45 $ 555,447
1,000,000 Deutsche Bank AG. 5 .373 01/10/29 1,009,764
800,000 Deutsche Bank AG. 6 .720 01/18/29 824,034
350,000 Deutsche Bank AG. 6 .819 11/20/29 366,117
650,000 Deutsche Bank AG. 4 .999 09/11/30 652,502
3,000,000 Deutsche Bank AG. 5 .297 05/09/31 3,031,370
1,000,000 Deutsche Bank AG. 4 .950 08/04/31 996,490
825,000 Deutsche Bank AG. 3 .547 09/18/31 778,753
1,000,000 Deutsche Bank AG. 4 .469 12/10/31 983,428
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 935,864
1,000,000 Deutsche Bank AG. 4 .725 02/06/32 985,561
1,000,000 Deutsche Bank AG. 5 .060 04/14/32 997,538
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 916,741
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,698,720
1,500,000 Deutsche Bank AG. 5 .403 09/11/35 1,500,550
500,000 Fifth Third Bancorp 3 .950 03/14/28 494,944
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,022,338
550,000 Fifth Third Bancorp 4 .000 02/01/29 540,457
200,000 Fifth Third Bancorp 6 .339 07/27/29 206,678
1,000,000 (b) Fifth Third Bancorp 5 .982 01/30/30 1,027,535
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 998,562
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 1,001,482
2,300,000 Fifth Third Bancorp 5 .631 01/29/32 2,366,362
500,000 Fifth Third Bancorp 4 .566 04/29/32 490,885
300,000 Fifth Third Bancorp 5 .141 01/29/37 294,487
140,000 Fifth Third Bancorp 8 .250 03/01/38 170,737
1,000,000 First Citizens BancShares, Inc 5 .231 03/12/31 997,912
750,000 First Citizens BancShares, Inc 5 .600 09/05/35 736,408
500,000 First Citizens BancShares, Inc 6 .254 03/12/40 492,691
500,000 First Horizon Bank 5 .750 05/01/30 507,778
500,000 First Horizon Corp 5 .514 03/07/31 506,314
400,000 First-Citizens Bank & Trust Co 5 .097 07/13/29 400,552
1,000,000 FNB Corp 5 .722 12/11/30 1,008,110
1,000,000 Fulton Financial Corp 5 .950 05/15/36 989,491
1,200,000 Goldman Sachs Bank USA 4 .656 06/03/29 1,200,742
33,000 HSBC Bank USA NA 7 .000 01/15/39 37,215
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,510,305
3,000,000 HSBC Holdings plc 2 .013 09/22/28 2,906,925
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,630,830
2,000,000 HSBC Holdings plc 4 .899 03/03/29 2,007,602
975,000 HSBC Holdings plc 6 .161 03/09/29 997,987
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,492,621
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,517,157
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,035,578
2,000,000 HSBC Holdings plc 4 .711 05/12/30 1,991,496
2,000,000 HSBC Holdings plc 3 .973 05/22/30 1,951,301
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,779,179
750,000 HSBC Holdings plc 2 .357 08/18/31 678,803
2,000,000 HSBC Holdings plc 4 .675 03/10/32 1,972,496
2,000,000 HSBC Holdings plc 5 .733 05/17/32 2,062,413
2,350,000 HSBC Holdings plc 2 .804 05/24/32 2,123,979
3,500,000 HSBC Holdings plc 2 .871 11/22/32 3,142,064
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,462,162
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,848,504
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,297,125
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,118,096
2,000,000 HSBC Holdings plc 5 .208 05/12/34 1,992,873
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,125,067
3,000,000 HSBC Holdings plc 7 .399 11/13/34 3,336,185
1,500,000 HSBC Holdings plc 5 .719 03/04/35 1,540,198
2,000,000 HSBC Holdings plc 5 .874 11/18/35 2,047,326
1,500,000 HSBC Holdings plc 5 .450 03/03/36 1,509,348

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 300,000 HSBC Holdings plc 6 .500% 05/02/36 $ 318,256
2,950,000 HSBC Holdings plc 5 .790 05/13/36 3,041,298
2,450,000 HSBC Holdings plc 5 .741 09/10/36 2,467,707
1,500,000 HSBC Holdings plc 5 .133 11/06/36 1,476,332
2,000,000 HSBC Holdings plc 5 .279 03/10/37 1,976,744
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,879,136
200,000 HSBC Holdings plc 6 .800 06/01/38 218,702
550,000 HSBC Holdings plc 6 .100 01/14/42 587,192
1,000,000 HSBC Holdings plc 6 .332 03/09/44 1,070,389
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 998,186
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 924,291
1,000,000 Huntington Bancshares, Inc 5 .272 01/15/31 1,011,741
1,000,000 Huntington Bancshares, Inc 4 .623 01/28/32 983,413
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 497,655
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 1,023,072
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 431,391
225,000 Huntington Bancshares, Inc 6 .141 11/18/39 229,809
425,000 Huntington Bancshares, Inc 5 .605 01/28/41 416,672
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,697,641
1,500,000 ING Groep NV 4 .550 10/02/28 1,499,756
2,000,000 ING Groep NV 5 .335 03/19/30 2,031,154
1,000,000 ING Groep NV 5 .066 03/25/31 1,008,002
1,000,000 ING Groep NV 4 .803 03/23/32 993,302
475,000 ING Groep NV 2 .727 04/01/32 431,660
300,000 ING Groep NV 4 .252 03/28/33 289,731
200,000 ING Groep NV 6 .114 09/11/34 211,643
2,000,000 ING Groep NV 5 .550 03/19/35 2,037,437
1,000,000 ING Groep NV 5 .525 03/25/36 1,015,469
1,000,000 ING Groep NV 5 .420 03/23/37 1,002,393
2,000,000 Inter-American Development Bank 4 .500 02/15/30 2,019,007
2,000,000 Inter-American Development Bank 3 .750 06/14/30 1,965,676
5,000,000 Inter-American Development Bank 4 .250 08/11/31 5,001,746
3,000,000 Inter-American Development Bank 3 .625 09/17/31 2,912,845
5,000,000 Inter-American Development Bank 4 .375 07/16/35 4,974,774
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 2,032,450
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,039,060
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,576,126
2,500,000 JPMorgan Chase & Co 5 .012 01/23/30 2,516,934
3,000,000 JPMorgan Chase & Co 4 .408 04/23/30 2,974,484
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,376,387
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,494,369
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 4,027,083
2,675,000 JPMorgan Chase & Co 4 .603 10/22/30 2,663,021
2,925,000 JPMorgan Chase & Co 5 .140 01/24/31 2,957,892
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,843,619
1,175,000 JPMorgan Chase & Co 5 .103 04/22/31 1,188,267
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,330,491
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,404,105
1,950,000 JPMorgan Chase & Co 4 .347 01/22/32 1,910,182
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,980,541
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,703,741
3,000,000 JPMorgan Chase & Co 4 .622 04/23/32 2,965,376
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,668,001
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,432,092
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,969,249
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 1,997,614
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,128,231
6,825,000 JPMorgan Chase & Co 5 .350 06/01/34 6,939,546
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,675,744
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 6,089,576
3,025,000 JPMorgan Chase & Co 5 .766 04/22/35 3,146,344
5,675,000 JPMorgan Chase & Co 5 .294 07/22/35 5,733,902

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,300,000 JPMorgan Chase & Co 4 .946% 10/22/35 $ 1,282,743
1,450,000 JPMorgan Chase & Co 5 .502 01/24/36 1,481,872
1,275,000 JPMorgan Chase & Co 5 .572 04/22/36 1,310,748
2,925,000 JPMorgan Chase & Co 5 .576 07/23/36 2,969,439
4,000,000 JPMorgan Chase & Co 4 .810 10/22/36 3,888,973
3,000,000 JPMorgan Chase & Co 4 .898 01/22/37 2,921,353
2,000,000 JPMorgan Chase & Co 5 .193 02/05/37 1,967,013
6,000,000 JPMorgan Chase & Co 5 .148 04/23/37 5,956,781
958,000 JPMorgan Chase & Co 5 .500 10/15/40 976,162
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,542,661
1,500,000 JPMorgan Chase & Co 2 .525 11/19/41 1,063,601
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,901,367
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,011,133
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,660,104
2,000,000 JPMorgan Chase & Co 5 .534 11/29/45 1,982,324
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 797,416
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,363,660
500,000 KeyBank NA 5 .850 11/15/27 508,040
250,000 KeyBank NA 3 .900 04/13/29 243,862
1,500,000 KeyBank NA 4 .900 08/08/32 1,469,689
625,000 KeyBank NA 5 .000 01/26/33 618,571
500,000 KeyCorp 4 .100 04/30/28 495,987
1,000,000 KeyCorp 2 .550 10/01/29 934,940
1,000,000 KeyCorp 5 .121 04/04/31 1,007,759
300,000 KeyCorp 4 .789 06/01/33 294,202
1,500,000 KeyCorp 6 .401 03/06/35 1,596,528
4,825,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,801,250
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 2,960,605
1,950,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,941,730
3,495,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 3,545,353
4,275,000 (a) Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 4,192,060
3,835,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/22/31 3,816,201
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 2,961,979
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,011,406
500,000 Lloyds Banking Group plc 4 .375 03/22/28 498,537
700,000 Lloyds Banking Group plc 4 .550 08/16/28 699,161
2,000,000 Lloyds Banking Group plc 5 .087 11/26/28 2,013,722
500,000 Lloyds Banking Group plc 5 .871 03/06/29 509,637
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,001,367
1,500,000 Lloyds Banking Group plc 5 .721 06/05/30 1,539,770
1,250,000 (a) Lloyds Banking Group plc 4 .976 08/11/33 1,244,775
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,700,593
4,500,000 Lloyds Banking Group plc 5 .679 01/05/35 4,624,109
1,500,000 Lloyds Banking Group plc 5 .590 11/26/35 1,530,574
250,000 Lloyds Banking Group plc 6 .068 06/13/36 257,609
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,270,109
1,000,000 M&T Bank Corp 7 .413 10/30/29 1,059,091
500,000 M&T Bank Corp 5 .179 07/08/31 503,998
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,043,582
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,487,201
500,000 M&T Bank Corp 5 .400 07/30/35 499,104
1,500,000 M&T Bank Corp 5 .385 01/16/36 1,499,168
1,500,000 M&T Bank Corp 5 .295 04/18/36 1,486,155
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 692,788
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,004,764
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 296,990
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,008,825
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,009,967
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,389,953
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,012,708
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,127,035
3,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 3,573,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .505% 01/14/32 $ 983,001
1,500,000 Mitsubishi UFJ Financial Group, Inc 4 .847 04/21/32 1,492,906
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,498,592
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 442,780
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 895,320
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 964,096
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 1,004,643
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,021,808
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .441 02/22/34 1,020,116
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,021,163
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,065,120
500,000 Mitsubishi UFJ Financial Group, Inc 5 .574 01/16/36 510,508
500,000 Mitsubishi UFJ Financial Group, Inc 5 .615 04/24/36 511,875
1,350,000 Mitsubishi UFJ Financial Group, Inc 5 .188 09/12/36 1,340,898
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .057 01/14/37 981,513
1,500,000 Mitsubishi UFJ Financial Group, Inc 5 .325 04/21/37 1,495,937
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 279,384
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,210,525
700,000 Mitsubishi UFJ Financial Group, Inc 5 .868 04/21/47 706,810
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 719,734
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,018,752
500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 510,840
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 619,667
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 961,081
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,016,388
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 953,761
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 471,770
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 459,732
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,030,863
1,000,000 Mizuho Financial Group, Inc 4 .711 07/08/31 993,864
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 902,364
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 889,918
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 618,586
1,000,000 Mizuho Financial Group, Inc 4 .438 05/12/32 975,940
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 879,804
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 440,456
1,000,000 (c) Mizuho Financial Group, Inc 4 .965 07/13/32 996,753
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,034,785
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,038,643
1,000,000 Mizuho Financial Group, Inc 5 .579 05/26/35 1,023,170
500,000 Mizuho Financial Group, Inc 5 .422 05/13/36 505,165
1,000,000 Mizuho Financial Group, Inc 5 .323 07/08/36 1,002,766
500,000 Mizuho Financial Group, Inc 5 .050 05/12/37 490,060
1,500,000 (c) Mizuho Financial Group, Inc 5 .337 07/13/37 1,488,826
1,000,000 (c) Mizuho Financial Group, Inc 5 .824 07/13/47 987,106
2,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 2,012,293
2,100,000 Morgan Stanley Bank NA 4 .788 05/10/30 2,102,074
2,250,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,239,850
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,515,128
1,000,000 National Australia Bank Ltd 4 .787 01/10/29 1,010,929
3,000,000 National Australia Bank Ltd 4 .434 06/04/29 2,996,868
1,000,000 National Australia Bank Ltd 4 .901 01/14/30 1,015,012
3,500,000 (a) National Australia Bank Ltd 4 .148 01/13/31 3,457,820
2,000,000 National Bank of Canada 4 .500 10/10/29 1,989,136
1,000,000 National Bank of Canada 4 .928 06/04/32 997,712
700,000 NatWest Group plc 5 .516 09/30/28 708,061
1,000,000 NatWest Group plc 4 .892 05/18/29 1,002,709
1,000,000 NatWest Group plc 5 .808 09/13/29 1,021,949
1,500,000 NatWest Group plc 5 .076 01/27/30 1,509,775
1,500,000 NatWest Group plc 4 .445 05/08/30 1,485,817
2,000,000 NatWest Group plc 4 .964 08/15/30 2,005,934
1,000,000 NatWest Group plc 5 .115 05/23/31 1,005,848

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 250,000 NatWest Group plc 4 .983% 06/18/32 $ 249,850
500,000 NatWest Group plc 6 .016 03/02/34 525,362
1,000,000 NatWest Group plc 6 .475 06/01/34 1,036,723
500,000 NatWest Group plc 5 .778 03/01/35 518,491
800,000 NatWest Group plc 3 .032 11/28/35 733,702
800,000 NatWest Group plc 5 .908 03/03/47 780,022
500,000 Nordic Investment Bank 3 .750 05/09/30 490,933
625,000 Northern Trust Corp 4 .150 11/19/30 615,968
1,000,000 Northern Trust Corp 5 .117 11/19/40 977,719
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 2,001,065
800,000 (a) Oesterreichische Kontrollbank AG. 4 .125 01/18/29 798,576
1,000,000 Oesterreichische Kontrollbank AG. 4 .125 05/29/29 997,965
1,000,000 Oesterreichische Kontrollbank AG. 4 .500 01/24/30 1,008,951
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/10/30 2,944,521
500,000 Pinnacle Bank 5 .957 01/15/36 496,278
350,000 Pinnacle Financial Partners, Inc 6 .168 11/01/30 358,229
1,000,000 Pinnacle Financial Partners, Inc 5 .596 05/19/32 1,003,197
903,000 PNC Bank NA 4 .050 07/26/28 892,538
475,000 PNC Bank NA 2 .700 10/22/29 446,308
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,515,488
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,531,592
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,036,292
2,000,000 PNC Financial Services Group, Inc 4 .618 10/26/29 1,995,247
3,250,000 PNC Financial Services Group, Inc 5 .492 05/14/30 3,318,602
2,000,000 PNC Financial Services Group, Inc 4 .812 10/21/32 1,991,189
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 729,881
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,053,804
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 900,752
1,500,000 PNC Financial Services Group, Inc 5 .939 08/18/34 1,576,848
3,500,000 PNC Financial Services Group, Inc 6 .875 10/20/34 3,864,093
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,030,506
1,000,000 PNC Financial Services Group, Inc 5 .401 07/23/35 1,013,088
650,000 PNC Financial Services Group, Inc 5 .575 01/29/36 666,350
700,000 PNC Financial Services Group, Inc 5 .373 07/21/36 706,460
275,000 PNC Financial Services Group, Inc 5 .423 01/25/41 270,171
1,000,000 Regions Bank 4 .755 07/27/29 1,000,361
300,000 Regions Bank 6 .450 06/26/37 319,927
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,026,318
1,000,000 Regions Financial Corp 5 .502 09/06/35 1,011,759
2,000,000 Royal Bank of Canada 4 .965 01/24/29 2,011,431
1,000,000 Royal Bank of Canada 4 .950 02/01/29 1,013,430
1,000,000 Royal Bank of Canada 4 .498 08/06/29 996,677
1,000,000 Royal Bank of Canada 4 .969 08/02/30 1,007,745
2,000,000 Royal Bank of Canada 4 .650 10/18/30 1,995,478
2,500,000 Royal Bank of Canada 5 .153 02/04/31 2,530,237
1,000,000 Royal Bank of Canada 4 .970 05/02/31 1,007,006
1,000,000 Royal Bank of Canada 4 .696 08/06/31 995,334
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,427,963
1,500,000 Royal Bank of Canada 4 .612 05/03/32 1,482,853
500,000 Royal Bank of Canada 3 .875 05/04/32 478,168
1,000,000 Royal Bank of Canada 5 .000 02/01/33 1,006,928
750,000 Royal Bank of Canada 5 .000 05/02/33 755,911
750,000 Royal Bank of Canada 5 .150 02/01/34 764,464
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,025,889
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,030,500
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 770,421
1,000,000 Santander Holdings USA, Inc 5 .040 06/05/30 999,778
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 1,008,804
1,000,000 Santander Holdings USA, Inc 5 .741 03/20/31 1,021,367
1,000,000 Santander Holdings USA, Inc 5 .220 06/05/32 997,514
1,000,000 (a) Santander Holdings USA, Inc 6 .342 05/31/35 1,053,261
500,000 Santander Holdings USA, Inc 5 .701 06/05/37 499,606

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 500,000 Santander UK Group Holdings plc 3 .823% 11/03/28 $ 494,314
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,026,413
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 999,213
1,000,000 Santander UK Group Holdings plc 5 .694 04/15/31 1,025,726
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 682,280
350,000 Santander UK Group Holdings plc 5 .136 09/22/36 340,160
500,000 Simmons First National Corp 6 .250 10/01/35 503,535
1,000,000 SOUTHSTATE BANK CORP 7 .000 06/13/35 1,045,484
1,000,000 State Street Corp 4 .675 10/22/32 993,853
75,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 73,936
750,000 Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 741,617
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,414,897
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 497,011
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,016,353
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 939,314
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710 01/13/30 2,058,441
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,398,768
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .240 04/15/30 1,015,988
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,353,518
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,073,884
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 873,735
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .660 07/08/31 991,031
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424 07/09/31 1,022,250
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,313,210
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .494 01/15/32 981,570
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .454 01/15/32 1,022,935
2,000,000 (c) Sumitomo Mitsui Financial Group, Inc 4 .934 07/07/32 1,992,170
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,040,675
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .954 07/08/33 992,959
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 1,037,694
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,043,146
1,000,000 (c) Sumitomo Mitsui Financial Group, Inc 5 .138 07/07/34 995,899
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,024,835
500,000 Sumitomo Mitsui Financial Group, Inc 5 .632 01/15/35 515,845
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .046 01/15/37 981,911
1,000,000 (c) Sumitomo Mitsui Financial Group, Inc 5 .296 07/07/37 993,375
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .334 03/03/41 973,612
500,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 362,476
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 529,936
500,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 501,572
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .796 07/08/46 984,397
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .570 01/15/47 980,526
1,000,000 (c) Sumitomo Mitsui Financial Group, Inc 5 .754 07/07/47 989,155
1,000,000 Synovus Bank 5 .625 02/15/28 1,010,247
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,505,264
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 1,010,249
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,019,156
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,515,648
1,000,000 Toronto-Dominion Bank 4 .783 12/17/29 1,008,106
2,750,000 Toronto-Dominion Bank 4 .808 06/03/30 2,762,918
1,000,000 Toronto-Dominion Bank 4 .411 01/13/31 988,969
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,327,223
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 887,940
1,500,000 Toronto-Dominion Bank 5 .298 01/30/32 1,532,476
500,000 Toronto-Dominion Bank 3 .200 03/10/32 459,904
800,000 Toronto-Dominion Bank 4 .456 06/08/32 786,384
1,500,000 Toronto-Dominion Bank 4 .866 04/22/33 1,488,926
1,000,000 Toronto-Dominion Bank 4 .928 10/15/35 982,392
1,000,000 Truist Bank 4 .136 10/23/29 988,309
475,000 Truist Bank 2 .250 03/11/30 433,468
1,000,000 Truist Financial Corp 4 .873 01/26/29 1,004,268
500,000 Truist Financial Corp 3 .875 03/19/29 490,301

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Truist Financial Corp 1 .887% 06/07/29 $ 948,851
550,000 Truist Financial Corp 7 .161 10/30/29 579,291
1,000,000 Truist Financial Corp 5 .071 05/20/31 1,009,325
1,000,000 Truist Financial Corp 4 .597 01/27/32 986,183
1,000,000 Truist Financial Corp 4 .680 04/23/32 987,062
3,000,000 Truist Financial Corp 5 .153 08/05/32 3,022,270
1,000,000 Truist Financial Corp 4 .916 07/28/33 980,295
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,055,678
100,000 Truist Financial Corp 5 .122 01/26/34 99,847
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,120,853
2,000,000 Truist Financial Corp 5 .711 01/24/35 2,059,359
1,000,000 Truist Financial Corp 4 .964 10/23/36 972,709
1,000,000 Truist Financial Corp 5 .281 04/23/37 990,324
750,000 US Bancorp 3 .900 04/26/28 743,013
2,000,000 US Bancorp 4 .653 02/01/29 2,001,400
2,000,000 US Bancorp 5 .775 06/12/29 2,041,717
600,000 US Bancorp 3 .000 07/30/29 571,221
2,500,000 US Bancorp 1 .375 07/22/30 2,199,842
1,000,000 US Bancorp 4 .967 07/22/33 990,888
3,000,000 US Bancorp 5 .850 10/21/33 3,129,187
5,500,000 US Bancorp 5 .836 06/12/34 5,734,610
3,500,000 US Bancorp 5 .678 01/23/35 3,613,729
1,000,000 US Bancorp 2 .491 11/03/36 870,533
500,000 Valley National Bancorp 6 .219 06/01/36 498,127
125,000 Wachovia Corp 5 .500 08/01/35 126,401
200,000 Webster Financial Corp 4 .100 03/25/29 195,455
225,000 Webster Financial Corp 5 .784 09/11/35 226,755
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,199,184
1,000,000 Wells Fargo & Co 4 .808 07/25/28 1,002,731
5,000,000 Wells Fargo & Co 4 .078 09/15/29 4,929,862
3,000,000 Wells Fargo & Co 5 .198 01/23/30 3,033,719
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,659,570
4,500,000 Wells Fargo & Co 5 .244 01/24/31 4,561,469
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,777,443
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,946,110
7,075,000 Wells Fargo & Co 5 .150 04/23/31 7,149,264
2,725,000 Wells Fargo & Co 4 .844 05/20/32 2,715,788
3,000,000 Wells Fargo & Co 3 .350 03/02/33 2,757,737
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,477,790
3,000,000 Wells Fargo & Co 5 .389 04/24/34 3,045,737
5,000,000 Wells Fargo & Co 5 .557 07/25/34 5,120,289
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,238,022
3,000,000 Wells Fargo & Co 5 .499 01/23/35 3,057,739
3,000,000 Wells Fargo & Co 5 .211 12/03/35 2,994,736
2,000,000 Wells Fargo & Co 4 .892 09/15/36 1,951,223
1,500,000 Wells Fargo & Co 4 .960 01/23/37 1,464,420
3,025,000 Wells Fargo & Co 3 .068 04/30/41 2,310,075
1,050,000 Wells Fargo & Co 5 .375 11/02/43 987,185
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,413,858
475,000 Wells Fargo & Co 4 .650 11/04/44 403,978
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,187,845
950,000 Wells Fargo & Co 4 .900 11/17/45 830,824
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,636,016
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,681,363
750,000 Wells Fargo & Co 5 .433 01/23/47 720,351
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,688,367
1,000,000 Wells Fargo & Co 4 .611 04/25/53 840,344
250,000 Wells Fargo Bank NA 6 .600 01/15/38 274,043
500,000 Western Alliance Bank 6 .537 11/15/35 496,520
725,000 Westpac Banking Corp 3 .400 01/25/28 715,662
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,026,928
3,000,000 Westpac Banking Corp 5 .050 04/16/29 3,052,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.4% (continued)
$ 1,000,000 Westpac Banking Corp 4 .354% 07/01/30 $ 996,810
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,340,758
1,000,000 Westpac Banking Corp 5 .405 08/10/33 1,011,131
2,000,000 (a) Westpac Banking Corp 6 .820 11/17/33 2,182,884
600,000 Westpac Banking Corp 4 .110 07/24/34 585,139
1,350,000 Westpac Banking Corp 2 .668 11/15/35 1,215,885
1,500,000 Westpac Banking Corp 5 .618 11/20/35 1,512,346
500,000 Westpac Banking Corp 3 .020 11/18/36 446,414
900,000 Westpac Banking Corp 4 .421 07/24/39 807,747
225,000 Westpac Banking Corp 2 .963 11/16/40 166,527
400,000 Zions Bancorp NA 3 .250 10/29/29 377,515
TOTAL BANKS 1,003,957,641
CAPITAL GOODS - 1.1%
925,000 3M Co 3 .625 09/14/28 910,846
500,000 3M Co 3 .375 03/01/29 485,583
200,000 3M Co 3 .125 09/19/46 137,788
300,000 3M Co 3 .625 10/15/47 223,398
1,150,000 3M Co 4 .000 09/14/48 904,259
875,000 3M Co 3 .250 08/26/49 599,035
500,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 448,192
1,000,000 AGCO Corp 5 .800 03/21/34 1,020,002
200,000 Air Lease Corp 3 .625 12/01/27 197,206
1,000,000 Air Lease Corp 5 .850 12/15/27 1,016,057
500,000 Air Lease Corp 5 .300 02/01/28 504,300
300,000 Air Lease Corp 4 .625 10/01/28 298,988
1,500,000 Air Lease Corp 5 .100 03/01/29 1,509,549
500,000 Air Lease Corp 3 .250 10/01/29 475,589
750,000 Air Lease Corp 3 .000 02/01/30 701,947
500,000 Air Lease Corp 3 .125 12/01/30 463,130
500,000 Allegion plc 3 .500 10/01/29 479,897
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 197,361
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 508,791
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 357,365
500,000 Applied Materials, Inc 4 .000 01/15/31 487,882
500,000 Applied Materials, Inc 4 .600 01/15/36 484,679
600,000 Boeing Co 3 .200 03/01/29 578,452
750,000 Boeing Co 2 .950 02/01/30 705,649
1,600,000 Boeing Co 5 .150 05/01/30 1,619,506
1,000,000 Boeing Co 3 .625 02/01/31 950,943
300,000 Boeing Co 3 .600 05/01/34 270,011
2,000,000 Boeing Co 6 .528 05/01/34 2,175,828
425,000 Boeing Co 3 .250 02/01/35 368,519
500,000 Boeing Co 3 .550 03/01/38 419,299
600,000 Boeing Co 3 .500 03/01/39 489,351
350,000 Boeing Co 5 .875 02/15/40 360,008
5,500,000 Boeing Co 5 .705 05/01/40 5,592,652
300,000 Boeing Co 3 .375 06/15/46 210,602
250,000 Boeing Co 3 .650 03/01/47 180,723
100,000 Boeing Co 3 .625 03/01/48 71,528
100,000 Boeing Co 3 .850 11/01/48 73,643
2,750,000 Boeing Co 5 .805 05/01/50 2,716,906
125,000 Boeing Co 3 .825 03/01/59 86,945
750,000 Boeing Co 3 .950 08/01/59 535,439
3,750,000 Boeing Co 5 .930 05/01/60 3,688,785
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 933,792
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 863,973
125,000 Carlisle Cos, Inc 5 .250 09/15/35 124,653
150,000 Carlisle Cos, Inc 5 .550 09/15/40 148,963
1,100,000 Carrier Global Corp 2 .722 02/15/30 1,028,525
150,000 Carrier Global Corp 2 .700 02/15/31 137,520
104,000 Carrier Global Corp 5 .900 03/15/34 109,649
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,607,325

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 305,000 Carrier Global Corp 3 .577% 04/05/50 $ 222,035
112,000 Carrier Global Corp 6 .200 03/15/54 120,123
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 993,163
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,000,803
1,000,000 Caterpillar Financial Services Corp 4 .100 08/15/28 994,884
1,000,000 Caterpillar Financial Services Corp 3 .750 02/23/29 983,880
1,000,000 Caterpillar Financial Services Corp 4 .850 02/27/29 1,012,140
1,000,000 Caterpillar Financial Services Corp 4 .300 05/15/29 996,335
2,000,000 Caterpillar Financial Services Corp 4 .375 08/16/29 1,996,662
1,500,000 Caterpillar Financial Services Corp 4 .700 11/15/29 1,511,583
1,000,000 Caterpillar Financial Services Corp 4 .500 05/15/31 995,269
500,000 Caterpillar, Inc 2 .600 09/19/29 472,682
1,000,000 Caterpillar, Inc 1 .900 03/12/31 888,994
750,000 Caterpillar, Inc 5 .200 05/15/35 765,004
225,000 Caterpillar, Inc 5 .200 05/27/41 225,615
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,962,378
300,000 Caterpillar, Inc 4 .300 05/15/44 260,680
750,000 Caterpillar, Inc 3 .250 09/19/49 533,229
750,000 (a) Caterpillar, Inc 5 .500 05/15/55 760,465
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 501,095
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,009,748
1,000,000 CNH Industrial Capital LLC 4 .500 10/16/30 985,098
1,000,000 CNH Industrial Capital LLC 4 .950 06/25/31 998,527
500,000 CNH Industrial NV 3 .850 11/15/27 494,456
1,000,000 Cummins, Inc 1 .500 09/01/30 886,372
500,000 Cummins, Inc 4 .700 02/15/31 501,963
1,000,000 Cummins, Inc 5 .150 02/20/34 1,015,961
500,000 Cummins, Inc 5 .300 05/09/35 509,977
200,000 Cummins, Inc 4 .875 10/01/43 188,132
750,000 Cummins, Inc 2 .600 09/01/50 454,499
500,000 Cummins, Inc 5 .450 02/20/54 489,537
218,000 Deere & Co 5 .375 10/16/29 224,617
500,000 Deere & Co 5 .450 01/16/35 516,934
500,000 Deere & Co 2 .875 09/07/49 329,915
75,000 Deere & Co 5 .700 01/19/55 77,092
100,000 Dover Corp 2 .950 11/04/29 94,826
100,000 Dover Corp 5 .375 03/01/41 99,290
200,000 Eaton Corp 3 .103 09/15/27 197,342
1,000,000 Eaton Corp 4 .350 05/18/28 999,640
1,250,000 Eaton Corp 4 .200 03/06/31 1,225,157
150,000 Eaton Corp 4 .000 11/02/32 144,666
200,000 Eaton Corp 4 .500 03/06/33 195,782
1,250,000 Eaton Corp 4 .150 03/15/33 1,207,243
500,000 Eaton Corp 4 .800 03/06/36 490,529
925,000 Eaton Corp 4 .150 11/02/42 795,627
200,000 Eaton Corp 3 .915 09/15/47 159,365
200,000 Eaton Corp 5 .450 03/06/56 196,306
435,000 Embraer Netherlands Finance BV 5 .980 02/11/35 453,866
500,000 Emerson Electric Co 1 .800 10/15/27 484,707
500,000 Emerson Electric Co 2 .000 12/21/28 471,870
750,000 Emerson Electric Co 1 .950 10/15/30 675,009
500,000 Emerson Electric Co 2 .200 12/21/31 442,391
625,000 Emerson Electric Co 5 .000 03/15/35 627,714
200,000 Emerson Electric Co 5 .250 11/15/39 202,071
500,000 Emerson Electric Co 2 .750 10/15/50 315,217
500,000 Emerson Electric Co 2 .800 12/21/51 314,270
1,000,000 Ferguson Enterprises, Inc 4 .350 03/15/31 981,838
375,000 Ferguson Enterprises, Inc 5 .000 10/03/34 371,064
500,000 Flowserve Corp 3 .500 10/01/30 471,652
500,000 Flowserve Corp 2 .800 01/15/32 443,560
1,000,000 Flowserve Corp 5 .700 05/15/36 1,005,071
1,000,000 Fortive Corp 4 .750 05/15/31 993,481

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 Fortive Corp 5 .250% 05/15/36 $ 996,453
250,000 Fortive Corp 4 .300 06/15/46 205,406
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 473,606
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,041,435
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 404,604
200,000 GATX Corp 3 .500 03/15/28 196,159
425,000 GATX Corp 4 .700 04/01/29 424,401
500,000 GATX Corp 4 .000 06/30/30 487,127
500,000 GATX Corp 4 .900 03/15/33 496,768
750,000 GATX Corp 5 .450 09/15/33 767,588
700,000 GATX Corp 6 .050 03/15/34 733,816
750,000 GATX Corp 5 .500 06/15/35 758,864
225,000 GATX Corp 5 .200 03/15/44 208,930
1,000,000 GATX Corp 6 .050 06/05/54 1,009,548
1,000,000 GE Vernova, Inc 4 .250 02/04/31 984,225
1,000,000 GE Vernova, Inc 4 .875 02/04/36 984,258
1,000,000 GE Vernova, Inc 5 .500 02/04/56 970,033
900,000 General Dynamics Corp 2 .250 06/01/31 807,865
475,000 General Dynamics Corp 4 .950 08/15/35 475,820
1,000,000 General Dynamics Corp 2 .850 06/01/41 745,013
225,000 General Dynamics Corp 3 .600 11/15/42 180,041
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,638,296
4,000,000 General Electric Co 4 .900 01/29/36 3,994,580
750,000 HEICO Corp 5 .250 08/01/28 758,781
300,000 Hexcel Corp 4 .900 05/15/31 299,095
350,000 Hexcel Corp 5 .875 02/26/35 362,188
1,500,000 (b) Honeywell Aerospace, Inc 4 .000 03/16/29 1,479,510
1,500,000 (b) Honeywell Aerospace, Inc 4 .300 03/16/31 1,474,109
1,225,000 (b) Honeywell Aerospace, Inc 4 .600 03/16/33 1,202,331
775,000 (b) Honeywell Aerospace, Inc 4 .950 03/16/36 763,166
725,000 (b) Honeywell Aerospace, Inc 5 .622 03/16/46 721,919
1,000,000 (b) Honeywell Aerospace, Inc 5 .732 03/16/56 999,953
725,000 (b) Honeywell Aerospace, Inc 5 .852 03/16/66 730,500
950,000 Honeywell International, Inc 1 .950 06/01/30 859,672
72,000 Honeywell International, Inc 4 .750 02/01/32 71,823
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,953,939
782,000 Honeywell International, Inc 3 .812 11/21/47 605,861
575,000 Honeywell International, Inc 2 .800 06/01/50 369,300
1,000,000 Howmet Aerospace, Inc 3 .900 04/15/29 983,468
1,750,000 Howmet Aerospace, Inc 4 .850 10/15/31 1,755,969
675,000 Howmet Aerospace, Inc 4 .550 11/15/32 663,759
1,000,000 Howmet Aerospace, Inc 4 .750 04/15/36 973,041
500,000 Hubbell, Inc 3 .150 08/15/27 493,007
200,000 Hubbell, Inc 3 .500 02/15/28 196,674
1,000,000 Hubbell, Inc 2 .300 03/15/31 898,668
1,000,000 Hubbell, Inc 4 .650 06/15/31 996,047
1,000,000 Hubbell, Inc 4 .900 06/15/33 992,494
1,000,000 Hubbell, Inc 5 .150 06/15/36 995,575
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 488,997
1,000,000 Huntington Ingalls Industries, Inc 5 .749 01/15/35 1,030,679
500,000 IDEX Corp 3 .000 05/01/30 468,841
1,000,000 IDEX Corp 2 .625 06/15/31 900,415
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 190,277
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 834,125
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 152,250
500,000 Ingersoll Rand, Inc 5 .176 06/15/29 508,680
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,274,912
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 129,972
500,000 Ingersoll Rand, Inc 5 .450 06/15/34 509,202
200,000 John Deere Capital Corp 2 .800 09/08/27 196,595
200,000 John Deere Capital Corp 3 .050 01/06/28 196,371
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,461,170

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 John Deere Capital Corp 4 .400% 06/15/29 $ 999,298
500,000 John Deere Capital Corp 2 .800 07/18/29 476,834
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,015,533
2,000,000 John Deere Capital Corp 4 .550 06/05/30 2,002,520
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,510,052
1,000,000 John Deere Capital Corp 4 .375 10/15/30 993,959
1,000,000 John Deere Capital Corp 1 .450 01/15/31 872,965
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,532,491
1,000,000 John Deere Capital Corp 4 .200 03/10/31 983,187
1,500,000 John Deere Capital Corp 4 .375 04/15/31 1,484,557
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,771,351
1,000,000 John Deere Capital Corp 4 .400 09/08/31 991,319
450,000 John Deere Capital Corp 3 .900 06/07/32 433,718
1,000,000 John Deere Capital Corp 4 .350 09/15/32 985,998
500,000 John Deere Capital Corp 5 .150 09/08/33 511,138
1,000,000 John Deere Capital Corp 5 .100 04/11/34 1,015,268
1,000,000 John Deere Capital Corp 5 .050 06/12/34 1,010,593
1,000,000 Johnson Controls International plc 2 .000 09/16/31 877,762
1,000,000 Johnson Controls International plc 4 .900 12/01/32 1,000,837
207,000 Johnson Controls International plc 6 .000 01/15/36 220,736
325,000 Johnson Controls International plc 4 .625 07/02/44 288,511
6,000 Johnson Controls International plc 5 .125 09/14/45 5,494
300,000 Johnson Controls International plc 4 .500 02/15/47 256,512
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 62,919
500,000 Kennametal, Inc 2 .800 03/01/31 453,623
500,000 Kennametal, Inc 5 .800 05/28/36 505,200
1,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 996,182
1,000,000 L3Harris Technologies, Inc 5 .050 06/01/29 1,011,557
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 165,266
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,018,440
500,000 L3Harris Technologies, Inc 5 .350 06/01/34 508,000
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 294,551
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 562,153
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 979,850
500,000 L3Harris Technologies, Inc 5 .500 08/15/54 484,492
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,016,537
150,000 Lockheed Martin Corp 1 .850 06/15/30 135,154
1,500,000 Lockheed Martin Corp 4 .400 08/15/30 1,494,755
1,000,000 Lockheed Martin Corp 4 .700 12/15/31 1,005,953
625,000 Lockheed Martin Corp 3 .900 06/15/32 603,140
550,000 Lockheed Martin Corp 5 .250 01/15/33 568,300
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 992,859
300,000 Lockheed Martin Corp 3 .600 03/01/35 273,812
1,500,000 Lockheed Martin Corp 5 .000 08/15/35 1,506,607
500,000 (a) Lockheed Martin Corp 4 .500 05/15/36 482,453
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,552,360
275,000 Lockheed Martin Corp 3 .800 03/01/45 218,873
200,000 Lockheed Martin Corp 4 .700 05/15/46 177,962
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 728,453
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,492,137
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 793,059
625,000 (a) Lockheed Martin Corp 5 .200 02/15/55 586,467
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 784,155
325,000 Lockheed Martin Corp 5 .200 02/15/64 298,752
200,000 Masco Corp 1 .500 02/15/28 190,301
500,000 Masco Corp 2 .000 10/01/30 444,790
550,000 Masco Corp 2 .000 02/15/31 484,256
700,000 Masco Corp 4 .500 05/15/47 585,414
500,000 MasTec, Inc 5 .900 06/15/29 514,503
1,000,000 Mosaic Co 4 .600 11/15/30 989,182
735,000 Nature Conservancy 3 .957 03/01/52 574,911
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 03/15/30 1,519,266

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 NextEra Energy Capital Holdings, Inc 5 .300% 03/15/32 $ 1,018,339
1,000,000 NextEra Energy Capital Holdings, Inc 5 .450 03/15/35 1,015,170
1,500,000 NextEra Energy Capital Holdings, Inc 5 .900 03/15/55 1,484,823
1,000,000 NextEra Energy Capital Holdings, Inc 6 .000 10/01/56 999,504
1,000,000 Nordson Corp 5 .600 09/15/28 1,018,810
500,000 Nordson Corp 5 .800 09/15/33 520,509
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 1,002,486
425,000 Northrop Grumman Corp 4 .400 05/01/30 422,504
500,000 Northrop Grumman Corp 4 .650 07/15/30 501,096
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,489,392
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 995,545
500,000 Northrop Grumman Corp 5 .250 07/15/35 508,136
100,000 Northrop Grumman Corp 5 .050 11/15/40 96,415
700,000 Northrop Grumman Corp 4 .750 06/01/43 637,939
300,000 Northrop Grumman Corp 3 .850 04/15/45 237,758
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,154,815
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 940,889
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,342,931
200,000 nVent Finance Sarl 4 .550 04/15/28 199,136
500,000 nVent Finance Sarl 2 .750 11/15/31 446,420
500,000 nVent Finance Sarl 5 .650 05/15/33 514,196
100,000 Oshkosh Corp 3 .100 03/01/30 94,037
1,000,000 Otis Worldwide Corp 4 .488 05/07/29 996,408
1,500,000 Otis Worldwide Corp 5 .125 11/19/31 1,520,160
500,000 Otis Worldwide Corp 3 .112 02/15/40 384,691
500,000 Owens Corning 3 .950 08/15/29 489,410
300,000 Owens Corning 3 .875 06/01/30 290,179
625,000 Owens Corning 5 .700 06/15/34 645,997
525,000 Owens Corning 4 .300 07/15/47 427,066
350,000 Owens Corning 4 .400 01/30/48 288,161
1,000,000 PACCAR Financial Corp 4 .550 03/03/28 1,003,399
1,000,000 PACCAR Financial Corp 4 .300 06/18/29 997,025
500,000 (a) PACCAR Financial Corp 4 .550 05/08/30 503,171
500,000 PACCAR Financial Corp 5 .000 03/22/34 505,106
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,762,078
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,498,880
200,000 Parker-Hannifin Corp 4 .200 11/21/34 191,070
200,000 Parker-Hannifin Corp 4 .450 11/21/44 175,925
750,000 Parker-Hannifin Corp 4 .100 03/01/47 614,904
225,000 Parker-Hannifin Corp 4 .000 06/14/49 179,900
500,000 Pentair Finance Sarl 5 .900 07/15/32 518,552
500,000 Polaris, Inc 5 .600 03/01/31 500,321
400,000 Precision Castparts Corp 4 .200 06/15/35 378,369
100,000 Precision Castparts Corp 3 .900 01/15/43 82,637
1,000,000 Quanta Services, Inc 2 .900 10/01/30 930,272
1,000,000 Quanta Services, Inc 4 .500 01/15/31 987,804
1,000,000 Quanta Services, Inc 5 .100 08/09/35 993,354
1,000,000 Quanta Services, Inc 3 .050 10/01/41 741,492
3,750,000 Raytheon Technologies Corp 2 .250 07/01/30 3,432,781
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,582,864
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 873,667
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 883,227
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,069,040
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,609,431
750,000 Raytheon Technologies Corp 4 .450 11/16/38 697,261
100,000 Raytheon Technologies Corp 4 .700 12/15/41 92,218
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,923,433
125,000 Raytheon Technologies Corp 4 .800 12/15/43 113,639
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,367,213
700,000 Raytheon Technologies Corp 4 .350 04/15/47 584,587
1,325,000 Raytheon Technologies Corp 4 .625 11/16/48 1,149,280
1,000,000 Raytheon Technologies Corp 3 .125 07/01/50 667,449

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 Raytheon Technologies Corp 2 .820% 09/01/51 $ 620,276
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 645,302
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 957,559
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,646,491
1,500,000 Regal Rexnord Corp 6 .050 04/15/28 1,531,587
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,043,690
325,000 Regal Rexnord Corp 6 .400 04/15/33 344,946
400,000 Rockwell Automation, Inc 3 .500 03/01/29 391,183
150,000 Rockwell Automation, Inc 1 .750 08/15/31 130,290
400,000 Rockwell Automation, Inc 4 .200 03/01/49 332,715
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 578,103
1,000,000 Roper Technologies, Inc 5 .100 09/15/35 971,505
200,000 Snap-on, Inc 4 .100 03/01/48 161,602
500,000 Snap-on, Inc 3 .100 05/01/50 336,591
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 915,420
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 94,714
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 361,688
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 887,175
500,000 Textron, Inc 3 .000 06/01/30 469,430
300,000 Textron, Inc 2 .450 03/15/31 270,786
500,000 Textron, Inc 6 .100 11/15/33 529,003
1,000,000 Timken Co 4 .125 04/01/32 947,522
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 434,047
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 394,961
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 205,597
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 374,777
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 982,893
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 256,164
1,000,000 Triton Container International Ltd 3 .250 03/15/32 896,584
1,000,000 Triton Container International Ltd 5 .150 02/15/33 982,116
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,135,453
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 499,858
700,000 Tyco Electronics Group S.A. 4 .500 02/09/31 695,871
500,000 Tyco Electronics Group S.A. 5 .000 05/09/35 496,065
500,000 Tyco Electronics Group S.A. 4 .875 02/09/36 489,792
200,000 Valmont Industries, Inc 5 .000 10/01/44 181,504
200,000 Valmont Industries, Inc 5 .250 10/01/54 185,813
500,000 Vertiv Holdings Co 4 .850 03/15/36 485,613
500,000 Vertiv Holdings Co 5 .650 03/15/46 489,182
500,000 Vertiv Holdings Co 5 .800 03/15/56 492,114
500,000 Vertiv Holdings Co 5 .950 03/15/66 495,067
500,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 503,151
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,026,851
500,000 Westinghouse Air Brake Technologies Corp 5 .500 05/29/35 510,601
1,000,000 WW Grainger, Inc 4 .450 09/15/34 971,292
800,000 WW Grainger, Inc 4 .600 06/15/45 714,687
200,000 WW Grainger, Inc 3 .750 05/15/46 157,306
125,000 WW Grainger, Inc 4 .200 05/15/47 103,615
225,000 Xylem, Inc 1 .950 01/30/28 216,300
150,000 (a) Xylem, Inc 2 .250 01/30/31 135,144
1,000,000 Xylem, Inc 5 .200 06/01/33 1,013,449
1,000,000 Xylem, Inc 5 .450 06/01/36 1,018,559
100,000 Xylem, Inc 4 .375 11/01/46 83,224
TOTAL CAPITAL GOODS 257,714,381
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 381,642
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 791,670
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 755,208
1,000,000 Automatic Data Processing, Inc 5 .000 05/07/36 992,726
750,000 Block Financial LLC 3 .875 08/15/30 712,910
500,000 Block Financial LLC 5 .375 09/15/32 489,962
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 938,155

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.7% (continued)
$ 1,000,000 Broadridge Financial Solutions, Inc 2 .600% 05/01/31 $ 893,635
1,000,000 Broadridge Financial Solutions, Inc 5 .750 05/15/36 1,000,562
500,000 (a) Concentrix Corp 6 .600 08/02/28 498,700
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,307,100
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 1,993,940
270,000 Corp Andina de Fomento 4 .125 06/30/28 268,793
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,014,889
870,000 Corp Andina de Fomento 5 .000 01/22/30 884,588
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 990,073
750,000 Council Of Europe Development Bank 4 .125 01/24/29 748,752
5,000,000 Council Of Europe Development Bank 4 .000 05/21/29 4,976,066
1,500,000 Council Of Europe Development Bank 4 .500 01/15/30 1,513,337
750,000 Equifax, Inc 4 .800 09/15/29 750,867
100,000 Equifax, Inc 3 .100 05/15/30 93,856
2,000,000 Equifax, Inc 2 .350 09/15/31 1,759,107
4,000,000 European Investment Bank 3 .750 05/15/29 3,950,058
3,810,000 European Investment Bank 3 .750 11/15/29 3,756,722
7,310,000 European Investment Bank 4 .500 03/14/30 7,382,915
4,650,000 European Investment Bank 3 .875 10/15/30 4,589,305
4,675,000 European Investment Bank 4 .250 08/16/32 4,666,555
10,250,000 European Investment Bank 4 .375 08/16/33 10,276,270
5,000,000 European Investment Bank 4 .625 02/12/35 5,077,333
5,000,000 International Bank for Reconstruction & Development 4 .125 03/20/30 4,984,938
10,000,000 International Bank for Reconstruction & Development 3 .500 10/28/30 9,720,157
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,687,160
4,000,000 International Bank for Reconstruction & Development 4 .500 04/10/31 4,047,265
9,325,000 International Bank for Reconstruction & Development 4 .625 01/15/32 9,484,475
1,775,000 International Bank for Reconstruction & Development 3 .875 08/28/34 1,713,055
6,120,000 International Bank for Reconstruction & Development 4 .375 08/27/35 6,091,333
8,800,000 International Bank for Reconstruction & Development 4 .500 05/20/36 8,821,797
1,000,000 J Paul Getty Trust 4 .905 04/01/35 1,004,438
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,547,672
500,000 Jacobs Solutions, Inc 4 .750 03/03/31 495,377
500,000 Jacobs Solutions, Inc 5 .375 03/03/36 491,706
1,000,000 Mastercard, Inc 4 .425 06/08/29 998,661
1,500,000 Mastercard, Inc 4 .600 06/08/31 1,497,695
1,500,000 Mastercard, Inc 4 .950 03/15/32 1,522,926
1,000,000 Mastercard, Inc 4 .550 01/15/35 974,622
1,500,000 Mastercard, Inc 5 .000 06/08/36 1,494,649
1,000,000 Paychex, Inc 5 .100 04/15/30 1,008,609
1,000,000 Paychex, Inc 5 .350 04/15/32 1,011,914
1,500,000 (a) Paychex, Inc 5 .600 04/15/35 1,515,684
625,000 RELX Capital, Inc 4 .000 03/18/29 614,762
1,000,000 RELX Capital, Inc 4 .750 03/27/30 1,001,687
100,000 RELX Capital, Inc 3 .000 05/22/30 93,926
275,000 RELX Capital, Inc 4 .750 05/20/32 273,117
1,000,000 RELX Capital, Inc 5 .250 03/27/35 1,007,922
100,000 Republic Services, Inc 3 .375 11/15/27 98,798
750,000 Republic Services, Inc 5 .000 11/15/29 759,533
500,000 Republic Services, Inc 2 .300 03/01/30 461,784
1,000,000 Republic Services, Inc 1 .450 02/15/31 868,389
1,000,000 Republic Services, Inc 4 .750 07/15/31 1,002,201
1,000,000 Republic Services, Inc 2 .375 03/15/33 866,433
1,000,000 Republic Services, Inc 5 .000 12/15/33 1,011,016
425,000 Republic Services, Inc 5 .000 04/01/34 427,295
750,000 Republic Services, Inc 5 .200 11/15/34 762,682
500,000 Republic Services, Inc 5 .150 03/15/35 507,809
1,000,000 Republic Services, Inc 5 .000 07/15/36 992,754
1,000,000 Republic Services, Inc 3 .050 03/01/50 671,120
880,000 Rockefeller Foundation 2 .492 10/01/50 533,372
500,000 Rollins, Inc 5 .250 02/24/35 499,371
500,000 TR Finance LLC 5 .500 08/15/35 505,773

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.7% (continued)
$ 145,000 TR Finance LLC 5 .850% 04/15/40 $ 144,038
200,000 TR Finance LLC 5 .650 11/23/43 196,195
1,000,000 Uber Technologies, Inc 4 .150 01/15/31 976,486
1,000,000 Uber Technologies, Inc 4 .800 09/15/35 972,553
1,000,000 Veralto Corp 4 .850 01/15/32 998,390
850,000 Verisk Analytics, Inc 4 .125 03/15/29 839,212
500,000 Verisk Analytics, Inc 4 .450 03/15/31 489,596
750,000 Verisk Analytics, Inc 5 .750 04/01/33 777,401
700,000 Verisk Analytics, Inc 5 .250 03/15/35 695,955
350,000 Verisk Analytics, Inc 5 .125 03/15/36 342,060
300,000 Verisk Analytics, Inc 5 .500 06/15/45 285,297
200,000 Verisk Analytics, Inc 3 .625 05/15/50 141,553
750,000 Visa, Inc 3 .800 02/12/29 740,810
1,000,000 Visa, Inc 4 .100 02/12/31 989,107
1,000,000 Visa, Inc 4 .400 02/12/33 984,885
1,000,000 Visa, Inc 4 .700 02/12/36 988,490
500,000 Waste Connections, Inc 2 .600 02/01/30 467,887
700,000 Waste Connections, Inc 2 .200 01/15/32 612,925
100,000 Waste Connections, Inc 3 .200 06/01/32 91,836
425,000 Waste Connections, Inc 4 .200 01/15/33 408,967
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,500,736
500,000 Waste Connections, Inc 5 .250 09/01/35 506,868
1,000,000 Waste Connections, Inc 4 .800 07/15/36 973,087
500,000 Waste Connections, Inc 3 .050 04/01/50 334,119
575,000 Waste Connections, Inc 2 .950 01/15/52 368,990
1,000,000 Waste Management, Inc 4 .875 02/15/29 1,010,353
1,000,000 Waste Management, Inc 2 .000 06/01/29 933,385
1,000,000 Waste Management, Inc 4 .625 02/15/30 1,002,925
500,000 Waste Management, Inc 4 .650 03/15/30 501,559
1,000,000 Waste Management, Inc 1 .500 03/15/31 869,080
1,000,000 Waste Management, Inc 4 .950 07/03/31 1,013,920
1,000,000 Waste Management, Inc 4 .800 03/15/32 1,006,342
1,000,000 Waste Management, Inc 4 .150 04/15/32 975,451
1,000,000 Waste Management, Inc 4 .625 02/15/33 993,365
1,000,000 Waste Management, Inc 4 .875 02/15/34 1,004,577
950,000 Waste Management, Inc 4 .950 03/15/35 947,822
500,000 Waste Management, Inc 2 .950 06/01/41 377,018
250,000 Waste Management, Inc 2 .500 11/15/50 149,659
750,000 (a) Waste Management, Inc 5 .350 10/15/54 724,412
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 165,866,884
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 487,124
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 676,388
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 920,096
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,229,649
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 610,088
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 796,882
1,500,000 Amazon.com, Inc 3 .900 11/20/28 1,484,199
7,000,000 Amazon.com, Inc 4 .000 03/13/29 6,925,181
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,951,676
2,000,000 Amazon.com, Inc 4 .650 12/01/29 2,013,676
1,000,000 Amazon.com, Inc 1 .500 06/03/30 894,461
1,500,000 Amazon.com, Inc 4 .100 11/20/30 1,474,201
2,375,000 Amazon.com, Inc 4 .250 03/13/31 2,338,555
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,782,366
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,895,355
2,000,000 Amazon.com, Inc 4 .700 12/01/32 2,009,720
7,000,000 Amazon.com, Inc 4 .550 03/13/33 6,885,965
1,500,000 Amazon.com, Inc 4 .350 03/20/33 1,460,074
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,804,368
2,000,000 Amazon.com, Inc 4 .650 11/20/35 1,944,938
1,200,000 Amazon.com, Inc 4 .875 03/13/36 1,181,284

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (continued)
$ 2,625,000 Amazon.com, Inc 3 .875% 08/22/37 $ 2,348,497
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,851,354
775,000 Amazon.com, Inc 4 .950 12/05/44 724,379
4,000,000 Amazon.com, Inc 5 .650 03/13/46 3,959,721
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,276,933
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,098,802
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,623,822
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,518,452
2,000,000 Amazon.com, Inc 5 .450 11/20/55 1,890,991
700,000 Amazon.com, Inc 5 .800 03/13/56 695,534
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,472,721
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,536,601
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,480,592
1,500,000 Amazon.com, Inc 5 .550 11/20/65 1,401,554
2,000,000 Amazon.com, Inc 5 .950 03/13/66 1,988,512
2,000,000 Amazon.com, Inc 6 .050 03/13/76 1,993,955
200,000 AutoNation, Inc 3 .800 11/15/27 197,470
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,414,707
100,000 AutoNation, Inc 4 .750 06/01/30 99,311
425,000 AutoNation, Inc 2 .400 08/01/31 374,120
900,000 AutoNation, Inc 3 .850 03/01/32 840,819
325,000 AutoNation, Inc 5 .890 03/15/35 331,508
200,000 AutoZone, Inc 3 .750 04/18/29 195,459
500,000 AutoZone, Inc 5 .100 07/15/29 506,529
500,000 AutoZone, Inc 4 .000 04/15/30 487,428
500,000 AutoZone, Inc 5 .125 06/15/30 506,501
600,000 AutoZone, Inc 1 .650 01/15/31 523,380
225,000 AutoZone, Inc 4 .750 08/01/32 222,799
500,000 AutoZone, Inc 4 .750 02/01/33 492,214
1,000,000 AutoZone, Inc 5 .200 08/01/33 1,006,849
500,000 AutoZone, Inc 6 .550 11/01/33 542,231
500,000 AutoZone, Inc 5 .400 07/15/34 508,442
500,000 Best Buy Co, Inc 4 .450 10/01/28 498,857
500,000 Best Buy Co, Inc 1 .950 10/01/30 445,402
1,000,000 Chevron USA, Inc 4 .050 08/13/28 995,492
1,000,000 Chevron USA, Inc 4 .300 10/15/30 994,193
1,000,000 Chevron USA, Inc 4 .500 10/15/32 995,026
1,000,000 Chevron USA, Inc 4 .850 10/15/35 996,854
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,276,596
1,000,000 Dell International LLC 3 .375 12/15/41 763,908
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 913,075
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 727,614
500,000 eBay, Inc 5 .950 11/22/27 508,830
1,200,000 eBay, Inc 2 .700 03/11/30 1,113,868
1,000,000 eBay, Inc 2 .600 05/10/31 901,215
500,000 eBay, Inc 6 .300 11/22/32 532,393
1,000,000 eBay, Inc 5 .125 11/06/35 986,392
200,000 eBay, Inc 4 .000 07/15/42 159,297
500,000 eBay, Inc 3 .650 05/10/51 363,447
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,308,745
275,000 Genuine Parts Co 2 .750 02/01/32 239,786
1,000,000 HF Sinclair Corp 5 .500 09/01/32 1,006,048
825,000 Home Depot, Inc 3 .900 12/06/28 817,906
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,533,010
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,240,354
1,500,000 Home Depot, Inc 4 .750 06/25/29 1,514,846
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,732,626
575,000 Home Depot, Inc 4 .850 06/25/31 582,099
1,000,000 Home Depot, Inc 1 .875 09/15/31 876,147
1,000,000 Home Depot, Inc 3 .250 04/15/32 930,547
1,000,000 Home Depot, Inc 4 .500 09/15/32 994,459
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,683,968

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (continued)
$ 1,500,000 Home Depot, Inc 4 .650% 09/15/35 $ 1,460,364
425,000 Home Depot, Inc 5 .875 12/16/36 452,492
150,000 Home Depot, Inc 5 .950 04/01/41 158,746
675,000 Home Depot, Inc 4 .200 04/01/43 576,681
450,000 Home Depot, Inc 4 .875 02/15/44 414,962
650,000 Home Depot, Inc 4 .400 03/15/45 557,707
725,000 Home Depot, Inc 4 .250 04/01/46 605,537
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,647,058
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,704,678
1,000,000 Home Depot, Inc 3 .125 12/15/49 667,392
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,848,841
1,000,000 Home Depot, Inc 2 .375 03/15/51 567,367
1,000,000 Home Depot, Inc 2 .750 09/15/51 609,916
1,000,000 Home Depot, Inc 4 .950 09/15/52 903,457
675,000 Home Depot, Inc 3 .500 09/15/56 467,359
500,000 JD.com, Inc 3 .375 01/14/30 482,947
500,000 (a) JD.com, Inc 4 .125 01/14/50 412,896
750,000 LKQ Corp 5 .750 06/15/28 760,160
750,000 LKQ Corp 6 .250 06/15/33 775,667
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,326,924
2,000,000 Lowe's Cos, Inc 4 .250 03/15/31 1,959,442
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,639,541
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 947,811
2,000,000 Lowe's Cos, Inc 4 .500 10/15/32 1,957,648
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 1,003,950
1,650,000 Lowe's Cos, Inc 5 .150 07/01/33 1,666,619
1,000,000 Lowe's Cos, Inc 4 .850 10/15/35 975,392
700,000 Lowe's Cos, Inc 2 .800 09/15/41 499,741
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 807,843
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,563,551
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,178,308
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,184,044
450,000 Lowe's Cos, Inc 3 .000 10/15/50 284,893
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 695,044
500,000 Lowe's Cos, Inc 4 .250 04/01/52 391,546
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 963,134
275,000 Lowe's Cos, Inc 5 .750 07/01/53 268,888
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 974,837
600,000 Lowe's Cos, Inc 5 .850 04/01/63 589,359
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 990,101
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 489,797
1,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 995,896
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 989,484
100,000 O'Reilly Automotive, Inc 5 .100 03/12/36 99,076
55,000 Ross Stores, Inc 4 .700 04/15/27 55,130
500,000 Ross Stores, Inc 1 .875 04/15/31 440,885
500,000 TJX Cos, Inc 1 .600 05/15/31 436,233
650,000 Tractor Supply Co 1 .750 11/01/30 572,562
1,000,000 (a) Tractor Supply Co 5 .250 05/15/33 1,005,951
575,000 Walmart, Inc 4 .000 04/30/29 570,581
375,000 Walmart, Inc 4 .350 04/28/30 375,721
950,000 Walmart, Inc 4 .150 04/30/31 939,090
1,000,000 Walmart, Inc 4 .450 04/30/33 989,703
1,000,000 Walmart, Inc 4 .900 04/28/35 1,008,454
1,500,000 Walmart, Inc 4 .750 04/30/36 1,487,388
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 154,910,227
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 Brunswick Corp 2 .400 08/18/31 874,570
500,000 Brunswick Corp 4 .400 09/15/32 474,802
1,000,000 DR Horton, Inc 5 .500 10/15/35 1,021,232
1,000,000 Hasbro, Inc 3 .900 11/19/29 971,993
500,000 Hasbro, Inc 4 .650 03/12/31 493,714

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.1% (continued)
$ 500,000 Hasbro, Inc 6 .050% 05/14/34 $ 522,558
100,000 Hasbro, Inc 6 .350 03/15/40 104,626
200,000 Hasbro, Inc 5 .100 05/15/44 177,988
475,000 Leggett & Platt, Inc 3 .500 11/15/27 465,163
350,000 Leggett & Platt, Inc 4 .400 03/15/29 341,794
500,000 Leggett & Platt, Inc 3 .500 11/15/51 310,702
1,900,000 Lennar Corp 4 .750 11/29/27 1,903,227
1,000,000 Mattel, Inc 5 .000 11/17/30 996,624
500,000 MDC Holdings, Inc 3 .966 08/06/61 329,354
1,000,000 Meritage Homes Corp 5 .650 03/15/35 1,011,086
500,000 Mohawk Industries, Inc 5 .850 09/18/28 512,080
750,000 Mohawk Industries, Inc 3 .625 05/15/30 719,467
300,000 NIKE, Inc 3 .625 05/01/43 235,332
825,000 NIKE, Inc 3 .875 11/01/45 649,825
200,000 NIKE, Inc 3 .375 11/01/46 145,303
2,440,000 NIKE, Inc 3 .375 03/27/50 1,722,311
1,000,000 NVR, Inc 3 .000 05/15/30 937,708
750,000 Polaris, Inc 6 .950 03/15/29 786,500
1,000,000 PulteGroup, Inc 4 .250 03/01/31 976,482
1,000,000 PulteGroup, Inc 4 .900 03/01/36 974,549
1,000,000 PVH Corp 5 .500 06/13/30 1,007,253
1,000,000 Ralph Lauren Corp 5 .000 06/15/32 1,010,395
1,000,000 Sony Group Corp 4 .657 06/30/31 1,000,391
1,000,000 Sony Group Corp 5 .089 06/30/36 999,959
161,000 Tapestry, Inc 4 .125 07/15/27 160,251
375,000 Tapestry, Inc 5 .100 03/11/30 377,844
450,000 Tapestry, Inc 3 .050 03/15/32 407,564
150,000 Tapestry, Inc 5 .500 03/11/35 151,056
1,500,000 Toll Brothers Finance Corp 5 .600 06/15/35 1,529,572
TOTAL CONSUMER DURABLES & APPAREL 24,303,275
CONSUMER SERVICES - 0.4%
1,000,000 Airbnb, Inc 4 .650 03/16/31 993,551
1,000,000 Airbnb, Inc 5 .250 03/16/36 995,858
750,000 American University 3 .672 04/01/49 563,761
900,000 Booking Holdings, Inc 3 .550 03/15/28 886,854
1,000,000 Booking Holdings, Inc 5 .375 05/07/36 1,001,360
1,000,000 Brown University 2 .924 09/01/50 657,540
1,000,000 Case Western Reserve University 5 .405 06/01/22 913,648
500,000 Choice Hotels International, Inc 3 .700 12/01/29 479,658
425,000 Choice Hotels International, Inc 5 .850 08/01/34 431,819
1,000,000 Claremont McKenna College 3 .775 01/01/22 642,926
330,000 (a) Cornell University 4 .835 06/15/34 331,543
1,500,000 Cornell University 4 .733 06/15/35 1,476,524
750,000 Darden Restaurants, Inc 4 .550 10/15/29 744,658
500,000 Darden Restaurants, Inc 6 .300 10/10/33 532,821
300,000 Darden Restaurants, Inc 4 .550 02/15/48 251,332
500,000 Emory University 2 .143 09/01/30 453,243
500,000 Emory University 2 .969 09/01/50 325,300
750,000 Expedia Group, Inc 4 .625 08/01/27 750,476
175,000 Expedia Group, Inc 3 .800 02/15/28 172,766
750,000 Expedia Group, Inc 3 .250 02/15/30 712,317
270,000 Expedia Group, Inc 2 .950 03/15/31 248,108
1,000,000 (a) Expedia Group, Inc 5 .400 02/15/35 989,780
1,000,000 Expedia Group, Inc 5 .500 04/15/36 990,027
100,000 Georgetown University 4 .315 04/01/49 82,434
500,000 Georgetown University 2 .943 04/01/50 320,048
200,000 (a) Georgetown University 5 .115 04/01/53 184,613
300,000 Georgetown University 5 .215 10/01/18 264,440
500,000 GLP Capital LP 5 .250 02/15/33 489,812
1,500,000 GLP Capital LP 5 .750 11/01/37 1,478,095
2,000,000 Howard University 5 .209 10/01/52 1,648,803
200,000 Hyatt Hotels Corp 4 .375 09/15/28 198,652

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 500,000 Hyatt Hotels Corp 5 .250% 06/30/29 $ 507,548
500,000 Hyatt Hotels Corp 5 .375 12/15/31 508,226
500,000 Hyatt Hotels Corp 5 .750 03/30/32 515,556
500,000 Hyatt Hotels Corp 5 .500 06/30/34 505,862
500,000 Johns Hopkins University 4 .705 07/01/32 499,470
750,000 Johns Hopkins University 2 .813 01/01/60 434,848
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,026,323
500,000 Las Vegas Sands Corp 6 .000 06/14/30 513,997
1,000,000 Las Vegas Sands Corp 5 .300 05/15/31 996,175
1,000,000 Las Vegas Sands Corp 5 .650 05/18/33 1,000,050
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,029,435
500,000 Leland Stanford Junior University 1 .289 06/01/27 486,813
1,000,000 Leland Stanford Junior University 4 .679 03/01/35 976,071
300,000 Leland Stanford Junior University 3 .647 05/01/48 233,019
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 592,570
1,000,000 Marriott International, Inc 2 .850 04/15/31 918,969
2,500,000 (a) Marriott International, Inc 4 .500 10/15/31 2,466,942
1,000,000 Marriott International, Inc 5 .100 04/15/32 1,011,038
1,000,000 Marriott International, Inc 3 .500 10/15/32 920,331
1,000,000 Marriott International, Inc 4 .500 05/01/33 967,949
1,000,000 Marriott International, Inc 2 .750 10/15/33 868,944
1,000,000 Marriott International, Inc 5 .300 05/15/34 1,009,838
500,000 Marriott International, Inc 5 .350 03/15/35 503,503
1,000,000 Marriott International, Inc 5 .500 04/15/37 1,009,608
1,000,000 Marriott International, Inc 5 .100 05/01/38 964,389
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,007,825
1,000,000 Massachusetts Institute of Technology 2 .294 07/01/51 567,603
405,000 Massachusetts Institute of Technology 5 .618 06/01/55 413,461
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 741,763
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 164,508
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 202,176
775,000 McDonald's Corp 3 .800 04/01/28 767,060
2,500,000 McDonald's Corp 4 .400 02/12/31 2,484,755
200,000 McDonald's Corp 4 .600 09/09/32 199,909
1,500,000 McDonald's Corp 4 .950 08/14/33 1,518,329
1,000,000 McDonald's Corp 5 .200 05/17/34 1,021,948
1,500,000 McDonald's Corp 4 .950 03/03/35 1,493,581
2,225,000 McDonald's Corp 4 .700 12/09/35 2,177,703
250,000 McDonald's Corp 6 .300 10/15/37 272,348
100,000 McDonald's Corp 6 .300 03/01/38 109,071
250,000 McDonald's Corp 4 .600 05/26/45 218,398
1,275,000 McDonald's Corp 4 .875 12/09/45 1,151,845
725,000 McDonald's Corp 4 .450 03/01/47 612,162
625,000 McDonald's Corp 4 .450 09/01/48 523,366
825,000 McDonald's Corp 3 .625 09/01/49 601,739
1,350,000 McDonald's Corp 4 .200 04/01/50 1,081,125
500,000 McDonald's Corp 5 .150 09/09/52 458,326
1,000,000 McDonald's Corp 5 .450 08/14/53 961,406
750,000 Northeastern University 2 .894 10/01/50 491,259
200,000 Northwestern University 3 .868 12/01/48 159,690
750,000 Northwestern University 2 .640 12/01/50 468,814
200,000 Northwestern University 3 .662 12/01/57 145,956
750,000 President and Fellows of Harvard College 5 .259 03/15/36 774,892
200,000 President and Fellows of Harvard College 3 .150 07/15/46 145,479
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 609,804
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 765,648
200,000 President and Fellows of Harvard College 3 .300 07/15/56 137,093
1,000,000 Royal Caribbean Cruises Ltd 5 .375 01/15/36 992,623
1,000,000 Royal Caribbean Cruises Ltd 5 .250 02/27/38 968,570
3,500,000 Sands China Ltd 5 .400 08/08/28 3,525,249
750,000 Starbucks Corp 3 .550 08/15/29 729,532
1,500,000 Starbucks Corp 2 .550 11/15/30 1,373,964

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 750,000 (a) Starbucks Corp 4 .900% 02/15/31 $ 756,760
1,250,000 Starbucks Corp 3 .000 02/14/32 1,141,623
1,000,000 Starbucks Corp 4 .800 02/15/33 994,534
278,000 Starbucks Corp 5 .000 02/15/34 278,599
200,000 Starbucks Corp 4 .300 06/15/45 165,611
200,000 Starbucks Corp 3 .750 12/01/47 149,608
202,000 Starbucks Corp 4 .500 11/15/48 168,445
1,000,000 Starbucks Corp 4 .450 08/15/49 825,267
500,000 Starbucks Corp 3 .350 03/12/50 340,215
652,000 Thomas Jefferson University 3 .847 11/01/57 463,349
500,000 Trustees of Boston College 3 .129 07/01/52 335,445
1,000,000 Trustees of Columbia University in the City of New York 4 .355 10/01/35 961,277
880,000 Trustees of Dartmouth College 4 .273 06/01/30 873,897
1,000,000 Trustees of Princeton University 2 .516 07/01/50 621,718
665,000 Trustees of Princeton University 4 .201 03/01/52 544,391
1,000,000 University of Miami 4 .063 04/01/52 753,369
200,000 University of Notre Dame du Lac 3 .438 02/15/45 154,035
200,000 University of Notre Dame du Lac 3 .394 02/15/48 148,013
1,000,000 University of Southern California 2 .945 10/01/51 652,312
720,000 University of Southern California 4 .976 10/01/53 664,552
1,000,000 University of Southern California 3 .226 10/01/20 564,558
1,000,000 Washington University 3 .524 04/15/54 721,518
500,000 Washington University 4 .349 04/15/22 377,238
200,000 William Marsh Rice University 3 .574 05/15/45 156,085
200,000 William Marsh Rice University 3 .774 05/15/55 150,591
750,000 Yale University 4 .701 04/15/32 755,303
750,000 Yale University 2 .402 04/15/50 450,199
TOTAL CONSUMER SERVICES 84,887,733
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,175
725,000 Costco Wholesale Corp 1 .600 04/20/30 655,185
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,559,805
1,500,000 CVS Health Corp 5 .000 09/15/32 1,503,340
1,000,000 CVS Health Corp 6 .250 09/15/65 1,009,765
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,647,297
500,000 Dollar General Corp 4 .125 05/01/28 496,274
500,000 Dollar General Corp 3 .500 04/03/30 476,959
500,000 Dollar General Corp 5 .000 11/01/32 497,828
1,000,000 Dollar General Corp 5 .450 07/05/33 1,016,382
500,000 Dollar General Corp 4 .125 04/03/50 389,810
500,000 Dollar General Corp 5 .500 11/01/52 479,060
500,000 Dollar Tree, Inc 4 .200 05/15/28 496,090
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 892,330
500,000 Dollar Tree, Inc 3 .375 12/01/51 334,358
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 69,614
175,000 Kroger Co 3 .700 08/01/27 173,673
1,150,000 Kroger Co 4 .500 01/15/29 1,148,249
250,000 Kroger Co 2 .200 05/01/30 227,789
1,500,000 Kroger Co 1 .700 01/15/31 1,315,260
100,000 Kroger Co 6 .900 04/15/38 112,097
250,000 Kroger Co 5 .000 04/15/42 230,715
300,000 Kroger Co 5 .150 08/01/43 278,848
300,000 Kroger Co 3 .875 10/15/46 228,745
900,000 Kroger Co 4 .450 02/01/47 745,142
700,000 Kroger Co 4 .650 01/15/48 593,402
300,000 Kroger Co 5 .400 01/15/49 280,593
500,000 Kroger Co 3 .950 01/15/50 376,780
1,550,000 Kroger Co 5 .500 09/15/54 1,453,840
1,700,000 Kroger Co 5 .650 09/15/64 1,593,198
1,000,000 SYSCO Corp 2 .400 02/15/30 920,774
332,000 SYSCO Corp 5 .950 04/01/30 344,251
500,000 SYSCO Corp 5 .100 09/23/30 504,781

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2% (continued)
$ 1,000,000 SYSCO Corp 4 .400% 07/25/31 $ 975,453
400,000 SYSCO Corp 2 .450 12/14/31 355,423
1,275,000 SYSCO Corp 6 .000 01/17/34 1,340,570
400,000 SYSCO Corp 5 .400 03/23/35 401,779
1,000,000 SYSCO Corp 4 .950 03/25/36 962,413
300,000 SYSCO Corp 4 .850 10/01/45 261,904
500,000 SYSCO Corp 4 .500 04/01/46 417,744
250,000 SYSCO Corp 4 .450 03/15/48 203,475
905,000 SYSCO Corp 6 .600 04/01/50 962,716
600,000 Target Corp 2 .350 02/15/30 557,004
2,000,000 Target Corp 2 .650 09/15/30 1,853,655
1,000,000 (a) Target Corp 4 .400 01/15/33 988,068
875,000 Target Corp 4 .500 09/15/34 850,119
500,000 (a) Target Corp 5 .000 04/15/35 500,286
1,000,000 Target Corp 5 .250 02/15/36 1,017,875
1,000,000 (a) Target Corp 2 .950 01/15/52 638,277
1,500,000 (a) Target Corp 4 .800 01/15/53 1,338,672
3,000,000 Walmart, Inc 3 .900 04/15/28 2,985,897
21,000 Walmart, Inc 2 .375 09/24/29 19,794
1,750,000 Walmart, Inc 1 .800 09/22/31 1,545,802
5,000,000 Walmart, Inc 4 .150 09/09/32 4,923,450
900,000 Walmart, Inc 4 .100 04/15/33 875,737
825,000 Walmart, Inc 2 .500 09/22/41 592,023
1,500,000 Walmart, Inc 2 .650 09/22/51 929,098
2,500,000 Walmart, Inc 4 .500 09/09/52 2,166,727
1,850,000 (a) Walmart, Inc 4 .500 04/15/53 1,607,407
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 51,344,777
ENERGY - 1.7%
2,500,000 (c) Aercap Funding DAC 4 .875 07/07/31 2,487,078
1,000,000 Antero Resources Corp 5 .400 02/01/36 984,236
1,000,000 APA Corp 6 .100 02/15/35 1,031,694
750,000 APA Corp 5 .350 07/01/49 651,733
1,000,000 APA Corp 6 .750 02/15/55 1,043,494
1,000,000 Appalachian Power Recovery Funding LLC 4 .961 10/01/35 1,001,199
1,000,000 Appalachian Power Recovery Funding LLC 5 .371 04/01/40 1,024,550
1,000,000 Appalachian Power Recovery Funding LLC 5 .836 04/01/46 1,020,834
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 954,505
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 497,273
2,000,000 Baker Hughes Holdings LLC 4 .350 06/15/31 1,959,629
950,000 Baker Hughes Holdings LLC 4 .650 06/15/33 928,879
1,525,000 Baker Hughes Holdings LLC 5 .000 06/15/36 1,491,602
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 766,941
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 694,172
2,000,000 Baker Hughes Holdings LLC 5 .850 06/15/56 1,975,746
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 449,278
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 924,460
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 1,020,237
500,000 Boardwalk Pipelines LP 5 .375 02/15/36 497,267
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,291,582
4,000,000 BP Capital Markets America, Inc 4 .699 04/10/29 4,015,087
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 892,701
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,797,824
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,339,575
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 846,224
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 898,994
3,000,000 BP Capital Markets America, Inc 5 .227 11/17/34 3,039,329
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 753,795
1,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 647,677
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 584,248
1,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 949,072
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 636,706
1,000,000 BP Capital Markets America, Inc 3 .379 02/08/61 643,993

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,500,000 Canadian Natural Resources Ltd 2 .950% 07/15/30 $ 1,402,059
1,500,000 Canadian Natural Resources Ltd 5 .400 12/15/34 1,515,983
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,714,460
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 708,744
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 1,071,298
1,000,000 Cenovus Energy, Inc 5 .400 03/20/36 990,650
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 1,014,880
1,700,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 1,643,827
500,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 425,916
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 993,339
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 962,053
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 916,467
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,453,592
675,000 Cheniere Energy Partners LP 5 .550 10/30/35 685,664
600,000 (b) Cheniere Energy Partners LP 5 .350 11/30/36 596,929
1,000,000 (b) Cheniere Energy Partners LP 6 .050 11/30/56 1,010,125
2,100,000 Cheniere Energy, Inc 5 .650 04/15/34 2,155,148
200,000 (b) Cheniere Energy, Inc 5 .200 07/30/36 196,927
500,000 (b) Cheniere Energy, Inc 6 .000 07/30/56 499,820
1,600,000 Chevron Corp 2 .236 05/11/30 1,471,661
500,000 Chevron Corp 3 .078 05/11/50 335,061
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,002,394
1,000,000 Chevron USA, Inc 4 .819 04/15/32 1,009,504
1,250,000 Chevron USA, Inc 4 .980 04/15/35 1,258,294
250,000 Chevron USA, Inc 2 .343 08/12/50 143,196
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 297,525
750,000 ConocoPhillips 5 .900 10/15/32 794,268
1,500,000 ConocoPhillips Co 4 .700 01/15/30 1,504,497
1,000,000 ConocoPhillips Co 4 .850 01/15/32 1,006,516
875,000 ConocoPhillips Co 5 .050 09/15/33 886,356
1,500,000 ConocoPhillips Co 5 .000 01/15/35 1,497,162
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,374,371
300,000 ConocoPhillips Co 4 .300 11/15/44 251,707
850,000 ConocoPhillips Co 3 .800 03/15/52 623,752
400,000 ConocoPhillips Co 5 .300 05/15/53 372,354
575,000 ConocoPhillips Co 5 .550 03/15/54 555,974
1,612,000 ConocoPhillips Co 4 .025 03/15/62 1,174,422
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,455,748
1,000,000 ConocoPhillips Co 5 .650 01/15/65 962,878
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,489,773
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,009,150
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,011,213
1,000,000 Deere Funding Canada Corp 4 .150 10/09/30 982,610
500,000 (b) Devon Energy Corp 5 .600 03/15/34 512,512
1,000,000 (a) Devon Energy Corp 5 .200 09/15/34 1,001,025
1,000,000 (b) Devon Energy Corp 5 .400 02/15/35 1,003,917
885,000 Devon Energy Corp 5 .600 07/15/41 871,913
700,000 Devon Energy Corp 4 .750 05/15/42 623,813
1,100,000 Devon Energy Corp 5 .000 06/15/45 985,847
1,000,000 Devon Energy Corp 5 .750 09/15/54 963,763
1,000,000 (b) Devon Energy Corp 5 .900 02/15/55 985,596
650,000 Diamondback Energy, Inc 3 .125 03/24/31 604,552
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,063,258
825,000 Diamondback Energy, Inc 5 .400 04/18/34 836,825
325,000 Diamondback Energy, Inc 5 .550 04/01/35 331,433
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 1,036,578
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,458,286
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 975,459
1,000,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 1,028,371
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 178,271
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 170,610
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 294,830

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 200,000 Enbridge Energy Partners LP 7 .375% 10/15/45 $ 231,902
100,000 Enbridge, Inc 3 .700 07/15/27 99,317
425,000 Enbridge, Inc 4 .600 06/20/28 424,759
500,000 Enbridge, Inc 5 .300 04/05/29 508,233
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,052,562
2,500,000 Enbridge, Inc 4 .850 03/27/31 2,498,074
500,000 Enbridge, Inc 5 .700 03/08/33 516,276
350,000 Enbridge, Inc 5 .625 04/05/34 360,337
1,500,000 Enbridge, Inc 5 .550 06/20/35 1,525,492
600,000 Enbridge, Inc 5 .200 11/20/35 596,110
650,000 Enbridge, Inc 5 .450 03/27/36 656,969
300,000 Enbridge, Inc 4 .500 06/10/44 257,112
925,000 Enbridge, Inc 5 .500 12/01/46 886,450
1,000,000 Enbridge, Inc 4 .000 11/15/49 764,060
500,000 Enbridge, Inc 3 .400 08/01/51 339,893
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,099,923
1,700,000 Enbridge, Inc 5 .950 04/05/54 1,704,384
750,000 Enbridge, Inc 7 .200 06/27/54 797,110
750,000 Enbridge, Inc 7 .375 03/15/55 788,811
350,000 Energy Transfer LP 4 .950 06/15/28 351,819
1,000,000 Energy Transfer LP 5 .250 07/01/29 1,014,260
450,000 Energy Transfer LP 5 .200 04/01/30 456,768
3,125,000 Energy Transfer LP 3 .750 05/15/30 3,009,367
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,058,410
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,174,242
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,677,039
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,438,004
1,000,000 Energy Transfer LP 5 .600 09/01/34 1,020,577
400,000 Energy Transfer LP 4 .900 03/15/35 389,388
125,000 Energy Transfer LP 5 .350 01/15/36 124,474
500,000 Energy Transfer LP 5 .800 06/15/38 510,041
140,000 Energy Transfer LP 7 .500 07/01/38 161,508
650,000 Energy Transfer LP 6 .500 02/01/42 686,830
100,000 Energy Transfer LP 6 .100 02/15/42 100,445
200,000 Energy Transfer LP 5 .150 02/01/43 180,707
200,000 Energy Transfer LP 5 .950 10/01/43 196,304
300,000 Energy Transfer LP 5 .300 04/01/44 274,186
100,000 Energy Transfer LP 5 .000 05/15/44 87,826
550,000 Energy Transfer LP 5 .150 03/15/45 490,608
200,000 Energy Transfer LP 5 .350 05/15/45 181,741
625,000 Energy Transfer LP 6 .125 12/15/45 621,050
500,000 Energy Transfer LP 5 .300 04/15/47 448,764
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,110,795
1,025,000 Energy Transfer LP 6 .000 06/15/48 995,246
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,743,281
1,000,000 Energy Transfer LP 5 .000 05/15/50 846,365
1,400,000 Energy Transfer LP 5 .950 05/15/54 1,340,003
3,000,000 Energy Transfer LP 6 .200 04/01/55 2,966,409
500,000 Energy Transfer LP 6 .300 01/15/56 501,662
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 705,446
2,000,000 Enterprise Products Operating LLC 4 .600 01/15/31 1,993,614
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,538,443
1,500,000 (a) Enterprise Products Operating LLC 4 .850 01/31/34 1,486,200
1,000,000 Enterprise Products Operating LLC 4 .950 02/15/35 992,330
1,225,000 Enterprise Products Operating LLC 5 .200 01/15/36 1,228,838
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 512,921
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 182,414
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 485,130
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 284,146
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,620,967
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 722,580
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 450,046

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 675,000 Enterprise Products Operating LLC 4 .250% 02/15/48 $ 552,768
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,172,284
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 766,416
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 662,267
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 953,904
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 177,697
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,184,792
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 697,269
100,000 Enterprise Products Operating LLC 6 .897 08/16/77 100,027
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 398,571
500,000 EOG Resources, Inc 4 .375 04/15/30 495,280
225,000 EOG Resources, Inc 4 .400 01/15/31 222,021
1,500,000 EOG Resources, Inc 5 .000 07/15/32 1,509,690
200,000 EOG Resources, Inc 3 .900 04/01/35 182,971
1,500,000 EOG Resources, Inc 5 .350 01/15/36 1,516,086
500,000 EOG Resources, Inc 4 .950 04/15/50 446,731
1,250,000 EOG Resources, Inc 5 .950 07/15/55 1,275,078
3,000,000 EQT Corp 5 .750 02/01/34 3,067,431
1,000,000 Equinor ASA 4 .250 06/02/28 998,211
1,500,000 Equinor ASA 3 .625 09/10/28 1,479,048
300,000 Equinor ASA 3 .125 04/06/30 285,683
1,175,000 Equinor ASA 2 .375 05/22/30 1,083,250
1,250,000 Equinor ASA 4 .500 09/03/30 1,246,643
1,000,000 Equinor ASA 5 .125 06/03/35 1,010,160
1,000,000 Equinor ASA 4 .750 11/14/35 973,766
300,000 Equinor ASA 3 .625 04/06/40 250,237
200,000 Equinor ASA 5 .100 08/17/40 195,035
400,000 Equinor ASA 4 .250 11/23/41 350,810
300,000 Equinor ASA 3 .950 05/15/43 247,947
1,300,000 Equinor ASA 4 .800 11/08/43 1,201,808
750,000 Equinor ASA 3 .250 11/18/49 519,226
1,300,000 Equinor ASA 3 .700 04/06/50 976,504
2,500,000 Expand Energy Corp 5 .700 01/15/35 2,527,984
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 944,240
750,000 Exxon Mobil Corp 3 .482 03/19/30 726,138
750,000 Exxon Mobil Corp 2 .610 10/15/30 695,558
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 790,802
2,250,000 Exxon Mobil Corp 4 .227 03/19/40 2,026,616
500,000 Exxon Mobil Corp 3 .567 03/06/45 386,075
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,012,760
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 945,257
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,751,402
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 1,993,881
500,000 Halliburton Co 4 .850 11/15/35 485,496
125,000 Halliburton Co 6 .700 09/15/38 138,163
125,000 Halliburton Co 7 .450 09/15/39 146,063
750,000 Halliburton Co 4 .750 08/01/43 659,846
2,825,000 Halliburton Co 5 .000 11/15/45 2,529,723
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 896,236
500,000 Helmerich & Payne, Inc 5 .500 12/01/34 490,465
200,000 Hess Corp 6 .000 01/15/40 210,541
1,190,000 Hess Corp 5 .600 02/15/41 1,204,853
900,000 Hess Corp 5 .800 04/01/47 909,637
1,000,000 HF Sinclair Corp 5 .750 01/15/31 1,021,473
1,000,000 HF Sinclair Corp 6 .250 01/15/35 1,038,327
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 335,525
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 574,379
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 351,053
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 452,377
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 382,096
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 188,192
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,813,233

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 Kinder Morgan, Inc 5 .100% 08/01/29 $ 1,012,627
450,000 Kinder Morgan, Inc 2 .000 02/15/31 397,823
300,000 Kinder Morgan, Inc 7 .750 01/15/32 340,736
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,236,449
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 1,013,688
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 1,019,291
1,800,000 Kinder Morgan, Inc 5 .300 12/01/34 1,813,351
300,000 Kinder Morgan, Inc 5 .850 06/01/35 313,622
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,537,269
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,115,252
500,000 Kinder Morgan, Inc 3 .250 08/01/50 331,612
2,000,000 Kinder Morgan, Inc 3 .600 02/15/51 1,409,444
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 1,003,800
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,085,324
200,000 Marathon Petroleum Corp 3 .800 04/01/28 197,325
500,000 Marathon Petroleum Corp 5 .700 03/01/35 513,171
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,393,758
450,000 Marathon Petroleum Corp 4 .750 09/15/44 393,133
250,000 Marathon Petroleum Corp 5 .850 12/15/45 240,451
600,000 Marathon Petroleum Corp 4 .500 04/01/48 484,805
200,000 Marathon Petroleum Corp 5 .000 09/15/54 171,324
475,000 MPLX LP 4 .000 03/15/28 470,438
500,000 MPLX LP 4 .950 09/01/32 497,357
1,500,000 MPLX LP 5 .000 01/15/33 1,490,144
1,000,000 MPLX LP 5 .000 03/01/33 992,473
1,050,000 MPLX LP 5 .500 06/01/34 1,061,553
1,500,000 MPLX LP 5 .400 04/01/35 1,498,885
1,500,000 MPLX LP 5 .400 09/15/35 1,495,857
1,000,000 MPLX LP 5 .300 04/01/36 985,703
975,000 MPLX LP 4 .500 04/15/38 883,052
375,000 MPLX LP 5 .200 03/01/47 338,448
825,000 MPLX LP 4 .700 04/15/48 685,281
850,000 MPLX LP 5 .500 02/15/49 783,344
2,000,000 MPLX LP 4 .950 03/14/52 1,687,310
1,000,000 MPLX LP 6 .100 04/01/56 989,708
1,600,000 MPLX LP 4 .900 04/15/58 1,321,294
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 480,854
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 627,825
1,423,000 Occidental Petroleum Corp 6 .625 09/01/30 1,505,410
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,659,899
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 1,019,980
1,000,000 (a) Occidental Petroleum Corp 5 .550 10/01/34 1,022,932
1,500,000 Occidental Petroleum Corp 6 .450 09/15/36 1,609,120
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,601,133
1,150,000 (a) Occidental Petroleum Corp 6 .050 10/01/54 1,167,914
130,000 ONEOK Partners LP 6 .650 10/01/36 141,047
250,000 ONEOK Partners LP 6 .850 10/15/37 273,862
100,000 ONEOK Partners LP 6 .125 02/01/41 102,675
750,000 ONEOK, Inc 5 .650 11/01/28 765,436
325,000 ONEOK, Inc 4 .350 03/15/29 322,175
500,000 ONEOK, Inc 3 .400 09/01/29 480,589
1,000,000 ONEOK, Inc 4 .400 10/15/29 989,198
500,000 ONEOK, Inc 3 .100 03/15/30 471,365
475,000 ONEOK, Inc 3 .250 06/01/30 447,959
750,000 ONEOK, Inc 5 .800 11/01/30 776,126
175,000 ONEOK, Inc 6 .350 01/15/31 184,258
1,000,000 ONEOK, Inc 4 .750 10/15/31 988,475
1,000,000 ONEOK, Inc 4 .950 10/15/32 992,764
825,000 ONEOK, Inc 6 .100 11/15/32 867,228
2,000,000 ONEOK, Inc 6 .050 09/01/33 2,093,549
1,000,000 ONEOK, Inc 5 .050 11/01/34 978,095
225,000 ONEOK, Inc 4 .250 09/15/46 175,352

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 425,000 ONEOK, Inc 4 .200% 10/03/47 $ 326,948
525,000 ONEOK, Inc 4 .850 02/01/49 441,619
1,000,000 ONEOK, Inc 4 .450 09/01/49 798,888
500,000 ONEOK, Inc 4 .500 03/15/50 390,739
300,000 ONEOK, Inc 7 .150 01/15/51 332,593
1,500,000 ONEOK, Inc 5 .700 11/01/54 1,392,461
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,401,276
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,051,950
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,068,207
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,105,199
500,000 Patterson-UTI Energy, Inc 7 .150 10/01/33 537,230
125,000 Patterson-UTI Energy, Inc 6 .050 05/15/36 124,579
738,000 Phillips 66 4 .650 11/15/34 715,118
125,000 Phillips 66 5 .875 05/01/42 126,702
2,375,000 Phillips 66 4 .875 11/15/44 2,115,890
825,000 Phillips 66 3 .300 03/15/52 541,676
675,000 Phillips 66 Co 3 .750 03/01/28 666,079
500,000 Phillips 66 Co 3 .150 12/15/29 475,944
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,139,811
1,000,000 Phillips 66 Co 4 .950 03/15/35 985,439
425,000 Phillips 66 Co 4 .680 02/15/45 363,412
350,000 Phillips 66 Co 4 .900 10/01/46 305,300
500,000 Phillips 66 Co 5 .650 06/15/54 472,744
1,000,000 Phillips 66 Co 5 .500 03/15/55 932,321
575,000 Phillips 66 Co 6 .200 03/15/56 577,514
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,569,264
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 959,525
1,750,000 Plains All American Pipeline LP 5 .700 09/15/34 1,787,786
1,000,000 Plains All American Pipeline LP 5 .950 06/15/35 1,028,628
1,500,000 Plains All American Pipeline LP 5 .600 01/15/36 1,504,247
100,000 Plains All American Pipeline LP 6 .650 01/15/37 107,895
250,000 Plains All American Pipeline LP 5 .150 06/01/42 229,525
300,000 Plains All American Pipeline LP 4 .700 06/15/44 259,821
300,000 Plains All American Pipeline LP 4 .900 02/15/45 265,141
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 546,242
943,970 Sabine Pass Liquefaction LLC 5 .900 09/15/37 985,190
1,000,000 Schlumberger Investment S.A. 4 .550 05/07/31 994,329
1,000,000 Schlumberger Investment S.A. 4 .800 05/07/33 994,518
1,000,000 Schlumberger Investment S.A. 5 .150 05/07/36 995,537
3,500,000 Shell Finance US, Inc 2 .375 11/07/29 3,276,845
1,000,000 Shell Finance US, Inc 2 .750 04/06/30 938,348
1,000,000 Shell Finance US, Inc 4 .125 11/06/30 981,930
500,000 Shell Finance US, Inc 4 .125 05/11/35 471,074
1,000,000 Shell Finance US, Inc 4 .750 01/06/36 978,435
350,000 (b) Shell Finance US, Inc 6 .375 12/15/38 382,496
100,000 (b) Shell Finance US, Inc 5 .500 03/25/40 100,952
1,200,000 Shell Finance US, Inc 4 .550 08/12/43 1,056,046
2,025,000 Shell Finance US, Inc 4 .375 05/11/45 1,722,959
650,000 Shell Finance US, Inc 4 .000 05/10/46 518,941
1,180,000 Shell Finance US, Inc 3 .750 09/12/46 912,183
1,500,000 (b) Shell Finance US, Inc 3 .125 11/07/49 1,014,672
1,500,000 Shell Finance US, Inc 3 .250 04/06/50 1,037,682
1,500,000 (b) Shell Finance US, Inc 3 .000 11/26/51 974,998
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,095,024
388,000 Solventum Corp 5 .400 03/01/29 394,717
1,000,000 Solventum Corp 5 .450 03/13/31 1,023,671
1,500,000 Solventum Corp 5 .600 03/23/34 1,535,167
975,000 Solventum Corp 5 .900 04/30/54 964,992
450,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 451,139
450,000 South Bow USA Infrastructure Holdings LLC 5 .026 10/01/29 451,541
1,225,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 1,220,417
725,000 South Bow USA Infrastructure Holdings LLC 6 .176 10/01/54 693,418

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 200,000 Spectra Energy Partners LP 5 .950% 09/25/43 $ 201,460
600,000 Spectra Energy Partners LP 4 .500 03/15/45 507,291
136,000 Suncor Energy, Inc 6 .800 05/15/38 149,331
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,188,659
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 724,060
2,000,000 Targa Resources Corp 4 .900 09/15/30 2,004,396
1,000,000 Targa Resources Corp 4 .350 04/15/31 976,904
350,000 Targa Resources Corp 4 .200 02/01/33 331,690
750,000 Targa Resources Corp 6 .125 03/15/33 790,090
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,514,081
1,000,000 Targa Resources Corp 5 .550 08/15/35 1,011,501
2,000,000 Targa Resources Corp 5 .650 02/15/36 2,033,033
1,000,000 Targa Resources Corp 5 .400 07/30/36 995,946
575,000 Targa Resources Corp 4 .950 04/15/52 493,269
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,270,255
1,000,000 Targa Resources Corp 6 .050 05/15/56 989,126
500,000 Targa Resources Partners LP 6 .500 03/30/34 538,943
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 878,417
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 579,851
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 356,042
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 996,235
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 653,558
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 304,262
1,000,000 TotalEnergies Capital S.A. 4 .724 09/10/34 988,547
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,231,915
700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 659,469
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 1,863,775
2,000,000 Totalenergies Capital USA LLC 4 .248 01/13/31 1,966,300
1,000,000 Totalenergies Capital USA LLC 4 .569 01/13/33 980,453
1,000,000 Totalenergies Capital USA LLC 4 .857 01/13/36 979,761
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,909,299
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,860,777
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 106,182
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 235,118
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 130,693
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,334,693
750,000 TransCanada PipeLines Ltd 6 .125 10/17/56 758,315
750,000 TransCanada PipeLines Ltd 6 .375 10/17/56 758,708
1,000,000 TransCanada PipeLines Ltd 7 .000 06/01/65 1,035,019
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,187,515
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 474,759
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 723,168
750,000 Valero Energy Corp 2 .150 09/15/27 730,012
342,000 Valero Energy Corp 4 .350 06/01/28 340,945
1,000,000 Valero Energy Corp 2 .800 12/01/31 901,903
455,000 Valero Energy Corp 7 .500 04/15/32 514,332
1,000,000 Valero Energy Corp 5 .150 03/10/36 984,282
850,000 Valero Energy Corp 6 .625 06/15/37 934,107
300,000 Valero Energy Corp 4 .900 03/15/45 265,175
500,000 Valero Energy Corp 3 .650 12/01/51 348,516
1,000,000 Valero Energy Corp 4 .000 06/01/52 744,290
300,000 Valero Energy Partners LP 4 .500 03/15/28 299,621
1,000,000 Veralto Corp 5 .450 09/18/33 1,025,442
1,000,000 Viper Energy Partners LLC 4 .900 08/01/30 996,679
1,000,000 Viper Energy Partners LLC 5 .700 08/01/35 1,015,930
1,000,000 Western Midstream Operating LP 4 .300 02/01/30 968,727
2,000,000 Western Midstream Operating LP 6 .150 04/01/33 2,086,036
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,491,981
1,500,000 Western Midstream Operating LP 5 .700 07/01/36 1,502,699
800,000 Williams Cos, Inc 5 .300 08/15/28 811,544
500,000 Williams Cos, Inc 4 .800 11/15/29 501,966
3,000,000 Williams Cos, Inc 2 .600 03/15/31 2,714,839

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.7% (continued)
$ 1,000,000 Williams Cos, Inc 4 .650% 08/15/32 $ 985,072
625,000 Williams Cos, Inc 5 .650 03/15/33 643,418
1,000,000 Williams Cos, Inc 5 .150 03/15/34 999,141
1,000,000 Williams Cos, Inc 5 .300 09/30/35 997,614
300,000 Williams Cos, Inc 6 .300 04/15/40 318,796
300,000 Williams Cos, Inc 5 .800 11/15/43 297,096
300,000 Williams Cos, Inc 5 .400 03/04/44 284,944
1,000,000 Williams Cos, Inc 4 .900 01/15/45 884,071
225,000 Williams Cos, Inc 5 .100 09/15/45 204,715
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,474,123
500,000 Williams Cos, Inc 5 .300 08/15/52 456,646
1,000,000 Williams Cos, Inc 5 .800 11/15/54 975,297
1,000,000 Williams Cos, Inc 6 .000 03/15/55 1,000,667
1,000,000 Woodside Finance Ltd 5 .400 05/19/30 1,016,357
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 983,079
1,000,000 Woodside Finance Ltd 6 .000 05/19/35 1,038,725
575,000 Woodside Finance Ltd 5 .700 09/12/54 550,938
1,000,000 WPP 2025 LLC 6 .500 03/30/36 979,743
TOTAL ENERGY 392,101,300
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
50,000 Agree LP 2 .000 06/15/28 47,585
150,000 Agree LP 2 .900 10/01/30 139,217
200,000 Agree LP 4 .800 10/01/32 197,655
500,000 Agree LP 2 .600 06/15/33 426,734
500,000 Agree LP 5 .625 06/15/34 513,578
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 197,737
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 396,280
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 98,903
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 253,308
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 367,327
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 679,441
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 570,726
1,000,000 Alexandria Real Estate Equities, Inc 5 .500 10/01/35 1,001,067
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 03/15/36 983,198
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 977,867
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 425,750
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 176,613
500,000 Alexandria Real Estate Equities, Inc 5 .625 05/15/54 472,604
500,000 American Assets Trust LP 3 .375 02/01/31 457,041
500,000 American Assets Trust LP 6 .150 10/01/34 508,482
250,000 American Homes 4 Rent LP 2 .375 07/15/31 221,154
750,000 American Homes 4 Rent LP 3 .625 04/15/32 696,678
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 1,012,744
600,000 American Homes 4 Rent LP 5 .250 03/15/35 597,978
250,000 American Homes 4 Rent LP 3 .375 07/15/51 168,559
500,000 American Homes 4 Rent LP 4 .300 04/15/52 395,105
350,000 American Tower Corp 3 .950 03/15/29 343,731
750,000 American Tower Corp 2 .900 01/15/30 704,556
1,000,000 American Tower Corp 5 .000 01/31/30 1,007,854
1,000,000 American Tower Corp 4 .900 03/15/30 1,004,636
750,000 American Tower Corp 2 .100 06/15/30 678,011
725,000 American Tower Corp 1 .875 10/15/30 643,448
1,000,000 American Tower Corp 2 .700 04/15/31 909,914
1,000,000 American Tower Corp 2 .300 09/15/31 882,271
500,000 American Tower Corp 4 .050 03/15/32 478,871
1,000,000 American Tower Corp 5 .650 03/15/33 1,032,710
1,250,000 American Tower Corp 5 .900 11/15/33 1,304,456
1,000,000 American Tower Corp 5 .450 02/15/34 1,015,297
475,000 American Tower Corp 5 .400 01/31/35 480,642
1,300,000 American Tower Corp 5 .350 03/15/35 1,308,466
600,000 American Tower Corp 3 .700 10/15/49 437,888
425,000 American Tower Corp 3 .100 06/15/50 276,750

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 500,000 American Tower Corp 2 .950% 01/15/51 $ 313,735
750,000 Americold Realty Operating Partnership LP 5 .600 05/15/32 752,714
500,000 Americold Realty Operating Partnership LP 5 .409 09/12/34 485,973
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 196,238
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 470,336
500,000 AvalonBay Communities, Inc 4 .350 12/01/30 494,269
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 454,058
500,000 AvalonBay Communities, Inc 5 .300 12/07/33 512,927
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 511,069
1,000,000 AvalonBay Communities, Inc 5 .000 08/01/35 994,805
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 324,741
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 166,568
500,000 Boston Properties LP 6 .750 12/01/27 513,632
550,000 Boston Properties LP 4 .500 12/01/28 546,665
50,000 Boston Properties LP 3 .400 06/21/29 48,070
1,000,000 Boston Properties LP 3 .250 01/30/31 927,761
1,000,000 Boston Properties LP 2 .550 04/01/32 870,913
1,000,000 Boston Properties LP 2 .450 10/01/33 822,515
500,000 Boston Properties LP 6 .500 01/15/34 530,585
750,000 Boston Properties LP 5 .750 01/15/35 757,142
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 591,118
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 89,059
1,000,000 Brixmor Operating Partnership LP 4 .850 02/15/33 983,761
500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 510,090
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,034,497
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 443,149
500,000 Broadstone Net Lease LLC 5 .000 11/01/32 492,937
100,000 Camden Property Trust 4 .100 10/15/28 99,185
325,000 Camden Property Trust 3 .150 07/01/29 312,031
100,000 Camden Property Trust 2 .800 05/15/30 93,417
550,000 Camden Property Trust 4 .900 02/28/36 536,829
500,000 Camden Property Trust 3 .350 11/01/49 351,828
500,000 COPT Defense Properties LP 4 .500 10/15/30 492,666
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 934,976
175,000 Corporate Office Properties LP 2 .750 04/15/31 158,730
500,000 Cousins Properties LP 5 .375 02/15/32 507,183
1,000,000 Cousins Properties LP 4 .875 03/01/33 973,599
500,000 Cousins Properties LP 5 .875 10/01/34 511,496
525,000 Crown Castle, Inc 3 .650 09/01/27 519,826
300,000 Crown Castle, Inc 4 .300 02/15/29 296,516
1,000,000 Crown Castle, Inc 4 .900 09/01/29 1,003,515
500,000 Crown Castle, Inc 3 .100 11/15/29 474,026
275,000 Crown Castle, Inc 3 .300 07/01/30 259,126
1,050,000 Crown Castle, Inc 2 .250 01/15/31 935,176
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,319,223
1,000,000 Crown Castle, Inc 2 .500 07/15/31 888,509
1,000,000 Crown Castle, Inc 5 .100 05/01/33 991,735
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,027,473
500,000 Crown Castle, Inc 5 .200 09/01/34 495,478
500,000 Crown Castle, Inc 2 .900 04/01/41 363,680
200,000 Crown Castle, Inc 4 .750 05/15/47 169,358
300,000 Crown Castle, Inc 5 .200 02/15/49 268,028
500,000 Crown Castle, Inc 4 .000 11/15/49 373,208
200,000 Crown Castle, Inc 4 .150 07/01/50 154,992
875,000 Crown Castle, Inc 3 .250 01/15/51 576,822
250,000 CubeSmart LP 3 .000 02/15/30 235,154
450,000 CubeSmart LP 2 .000 02/15/31 397,417
700,000 CubeSmart LP 2 .500 02/15/32 616,747
1,000,000 CubeSmart LP 5 .125 11/01/35 989,433
475,000 Digital Realty Trust LP 3 .700 08/15/27 470,786
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,318,480
300,000 Digital Realty Trust LP 4 .450 07/15/28 298,953

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 1,000,000 Digital Realty Trust LP 3 .600% 07/01/29 $ 968,735
500,000 EPR Properties 4 .750 11/15/30 489,362
1,000,000 EPR Properties 3 .600 11/15/31 915,902
1,000,000 Equinix Asia Financing Corp Pte Ltd 4 .400 03/15/31 977,435
1,250,000 Equinix Europe 2 Financing Corp LLC 4 .600 11/15/30 1,235,543
1,000,000 Equinix Europe 2 Financing Corp LLC 4 .700 03/15/33 974,628
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,013,873
1,000,000 Equinix, Inc 3 .200 11/18/29 952,338
175,000 Equinix, Inc 2 .150 07/15/30 157,772
1,000,000 Equinix, Inc 2 .500 05/15/31 896,018
1,500,000 Equinix, Inc 3 .400 02/15/52 1,020,174
1,150,000 ERP Operating LP 3 .250 08/01/27 1,136,598
500,000 ERP Operating LP 3 .500 03/01/28 492,263
200,000 ERP Operating LP 4 .150 12/01/28 198,098
300,000 ERP Operating LP 2 .500 02/15/30 278,548
500,000 ERP Operating LP 1 .850 08/01/31 436,571
1,000,000 ERP Operating LP 4 .650 09/15/34 974,653
425,000 ERP Operating LP 4 .500 07/01/44 372,156
100,000 ERP Operating LP 4 .000 08/01/47 80,390
1,000,000 Essential Properties LP 5 .400 12/01/35 989,829
1,500,000 Essential Properties LP 5 .375 07/15/36 1,480,008
325,000 Essex Portfolio LP 3 .000 01/15/30 306,757
750,000 Essex Portfolio LP 1 .650 01/15/31 653,716
600,000 Essex Portfolio LP 5 .500 04/01/34 611,893
275,000 Essex Portfolio LP 5 .375 04/01/35 278,385
1,000,000 Essex Portfolio LP 4 .875 02/15/36 966,068
300,000 Essex Portfolio LP 4 .500 03/15/48 247,373
200,000 Extra Space Storage LP 3 .875 12/15/27 198,374
500,000 Extra Space Storage LP 3 .900 04/01/29 489,756
500,000 Extra Space Storage LP 4 .000 06/15/29 490,249
100,000 Extra Space Storage LP 2 .200 10/15/30 89,678
500,000 Extra Space Storage LP 5 .900 01/15/31 518,662
700,000 Extra Space Storage LP 2 .550 06/01/31 627,564
450,000 Extra Space Storage LP 2 .400 10/15/31 397,435
1,000,000 (c) Extra Space Storage LP 4 .900 02/01/32 996,242
500,000 Extra Space Storage LP 2 .350 03/15/32 435,575
750,000 Extra Space Storage LP 5 .400 02/01/34 758,019
500,000 Extra Space Storage LP 5 .400 06/15/35 503,813
50,000 Federal Realty OP LP 3 .250 07/15/27 49,348
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,245,982
300,000 Federal Realty OP LP 3 .500 06/01/30 286,328
200,000 Federal Realty OP LP 4 .500 12/01/44 172,859
500,000 First Industrial LP 5 .250 01/15/31 503,099
200,000 GLP Capital LP 5 .300 01/15/29 200,937
500,000 GLP Capital LP 4 .000 01/15/30 480,128
750,000 GLP Capital LP 3 .250 01/15/32 671,504
1,000,000 GLP Capital LP 6 .750 12/01/33 1,059,428
1,000,000 GLP Capital LP 5 .625 03/01/36 979,978
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 470,568
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 851,666
325,000 Healthpeak OP LLC 2 .125 12/01/28 306,325
600,000 Healthpeak OP LLC 3 .500 07/15/29 579,261
175,000 Healthpeak OP LLC 2 .875 01/15/31 160,732
750,000 Healthpeak OP LLC 4 .750 01/15/33 734,751
500,000 Healthpeak OP LLC 5 .375 02/15/35 503,273
30,000 Healthpeak OP LLC 6 .750 02/01/41 32,951
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 756,689
250,000 Highwoods Realty LP 4 .200 04/15/29 244,546
500,000 Highwoods Realty LP 3 .050 02/15/30 465,713
775,000 Highwoods Realty LP 2 .600 02/01/31 691,696
500,000 Highwoods Realty LP 5 .350 01/15/33 497,235
250,000 Highwoods Realty LP 7 .650 02/01/34 278,926

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 500,000 Host Hotels & Resorts LP 3 .375% 12/15/29 $ 476,762
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 803,874
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 179,126
500,000 Host Hotels & Resorts LP 5 .700 06/15/32 514,637
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 102,160
1,000,000 Host Hotels & Resorts LP 5 .500 04/15/35 1,003,455
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 283,917
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 508,299
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 431,916
500,000 (c) Invitation Homes Operating Partnership LP 4 .950 02/01/32 496,572
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 547,236
500,000 Invitation Homes Operating Partnership LP 4 .950 01/15/33 492,920
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 509,254
500,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 483,950
250,000 Kilroy Realty LP 4 .750 12/15/28 248,102
200,000 Kilroy Realty LP 4 .250 08/15/29 194,123
750,000 Kilroy Realty LP 3 .050 02/15/30 692,773
1,000,000 Kilroy Realty LP 5 .875 10/15/35 988,380
400,000 Kilroy Realty LP 6 .250 01/15/36 405,965
500,000 Kimco Realty OP LLC 4 .600 02/01/33 492,183
500,000 Kimco Realty OP LLC 4 .850 03/01/35 489,696
1,000,000 Kimco Realty OP LLC 5 .300 02/01/36 1,011,057
200,000 Kimco Realty OP LLC 4 .250 04/01/45 167,744
175,000 Kimco Realty OP LLC 4 .125 12/01/46 143,181
100,000 Kimco Realty OP LLC 4 .450 09/01/47 84,829
500,000 Kimco Realty OP LLC 3 .700 10/01/49 371,995
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,081,602
500,000 Kite Realty Group LP 4 .950 12/15/31 498,459
400,000 Kite Realty Group LP 5 .500 03/01/34 405,928
350,000 Kite Realty Group Trust 4 .750 09/15/30 348,457
1,000,000 Lineage OP LP 5 .250 07/15/30 1,001,812
750,000 LXP Industrial Trust 2 .700 09/15/30 682,850
175,000 Mid-America Apartments LP 2 .750 03/15/30 163,900
250,000 Mid-America Apartments LP 1 .700 02/15/31 218,460
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,022,141
700,000 Mid-America Apartments LP 4 .650 01/15/33 687,873
500,000 Mid-America Apartments LP 5 .000 03/15/34 497,025
500,000 Mid-America Apartments LP 4 .950 03/01/35 493,909
150,000 Mid-America Apartments LP 2 .875 09/15/51 95,195
500,000 National Health Investors, Inc 3 .000 02/01/31 453,137
1,000,000 National Health Investors, Inc 5 .350 02/01/33 988,378
300,000 NNN REIT, Inc 2 .500 04/15/30 276,972
500,000 NNN REIT, Inc 4 .600 02/15/31 495,360
200,000 NNN REIT, Inc 5 .600 10/15/33 205,725
1,000,000 NNN REIT, Inc 5 .500 06/15/34 1,020,162
500,000 NNN REIT, Inc 3 .100 04/15/50 324,757
1,000,000 NNN REIT, Inc 3 .000 04/15/52 633,555
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 824,685
500,000 OMEGA Healthcare Investors, Inc 5 .200 07/01/30 502,437
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 464,206
1,000,000 OMEGA Healthcare Investors, Inc 3 .250 04/15/33 888,525
350,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625 11/15/31 311,676
500,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .750 03/15/33 490,218
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 516,363
500,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 489,164
200,000 Physicians Realty LP 3 .950 01/15/28 198,064
1,000,000 Physicians Realty LP 2 .625 11/01/31 891,925
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 856,250
1,000,000 Piedmont Operating Partnership LP 5 .625 01/15/33 995,698
500,000 Prologis LP 2 .250 04/15/30 458,934
100,000 Prologis LP 4 .375 09/15/48 83,368
500,000 Prologis LP 3 .000 04/15/50 329,490

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 500,000 Prologis LP 2 .125% 10/15/50 $ 268,914
225,000 ProLogis LP 2 .875 11/15/29 212,931
200,000 ProLogis LP 1 .750 07/01/30 179,001
500,000 ProLogis LP 4 .750 01/15/31 502,573
1,000,000 ProLogis LP 4 .250 06/15/31 981,561
1,000,000 ProLogis LP 4 .625 01/15/33 988,128
750,000 ProLogis LP 4 .750 06/15/33 743,184
750,000 ProLogis LP 5 .125 01/15/34 755,210
1,000,000 ProLogis LP 5 .000 03/15/34 997,619
1,000,000 ProLogis LP 5 .000 01/31/35 994,242
500,000 ProLogis LP 5 .250 05/15/35 505,112
1,000,000 ProLogis LP 4 .900 06/15/36 979,627
500,000 ProLogis LP 3 .050 03/01/50 333,014
750,000 ProLogis LP 5 .250 06/15/53 710,781
750,000 ProLogis LP 5 .250 03/15/54 711,037
200,000 Public Storage 3 .094 09/15/27 197,110
750,000 Public Storage 1 .950 11/09/28 708,340
500,000 Public Storage 3 .385 05/01/29 486,125
250,000 Public Storage 2 .250 11/09/31 221,600
1,000,000 Public Storage 5 .350 08/01/53 958,939
1,000,000 Public Storage Operating Co 5 .000 07/01/35 996,273
1,000,000 Rayonier LP 2 .750 05/17/31 897,865
1,000,000 Realty Income Corp 2 .100 03/15/28 960,903
500,000 Realty Income Corp 4 .750 02/15/29 502,145
500,000 Realty Income Corp 3 .250 06/15/29 481,679
500,000 Realty Income Corp 4 .000 07/15/29 490,831
500,000 Realty Income Corp 3 .100 12/15/29 476,123
300,000 Realty Income Corp 3 .400 01/15/30 287,279
750,000 Realty Income Corp 3 .250 01/15/31 705,294
500,000 Realty Income Corp 3 .200 02/15/31 467,572
1,500,000 Realty Income Corp 4 .500 02/01/33 1,459,393
750,000 Realty Income Corp 1 .800 03/15/33 621,394
1,000,000 Realty Income Corp 4 .750 04/15/33 987,050
750,000 Realty Income Corp 4 .900 07/15/33 745,568
500,000 Realty Income Corp 5 .125 02/15/34 501,481
500,000 Realty Income Corp 5 .125 04/15/35 500,098
300,000 Realty Income Corp 4 .650 03/15/47 263,580
500,000 Realty Income Corp 5 .375 09/01/54 485,208
200,000 Regency Centers Corp 5 .250 01/15/34 202,801
125,000 Regency Centers LP 4 .125 03/15/28 124,199
425,000 Regency Centers LP 2 .950 09/15/29 403,780
500,000 Regency Centers LP 3 .700 06/15/30 482,388
500,000 Regency Centers LP 4 .500 03/15/33 486,373
425,000 Regency Centers LP 5 .100 01/15/35 424,980
200,000 Regency Centers LP 4 .400 02/01/47 169,432
300,000 Regency Centers LP 4 .650 03/15/49 259,941
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 502,553
500,000 Rexford Industrial Realty LP 2 .125 12/01/30 443,340
1,000,000 Sabra Health Care LP 3 .200 12/01/31 906,791
500,000 Safehold GL Holdings LLC 2 .800 06/15/31 451,416
500,000 (a) Safehold GL Holdings LLC 6 .100 04/01/34 523,622
500,000 Safehold GL Holdings LLC 5 .650 01/15/35 506,344
750,000 Simon Property Group LP 2 .650 07/15/30 695,494
1,000,000 Simon Property Group LP 4 .300 01/15/31 983,409
1,000,000 Simon Property Group LP 2 .200 02/01/31 898,272
500,000 Simon Property Group LP 2 .250 01/15/32 437,693
500,000 Simon Property Group LP 2 .650 02/01/32 446,636
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,033,332
500,000 Simon Property Group LP 6 .250 01/15/34 536,282
1,000,000 Simon Property Group LP 4 .750 09/26/34 976,720
1,000,000 Simon Property Group LP 5 .125 10/01/35 1,002,009
500,000 Simon Property Group LP 4 .250 10/01/44 420,954

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 300,000 Simon Property Group LP 4 .250% 11/30/46 $ 248,185
500,000 Simon Property Group LP 3 .250 09/13/49 343,088
750,000 Simon Property Group LP 3 .800 07/15/50 564,968
1,000,000 Simon Property Group LP 5 .850 03/08/53 1,014,005
500,000 Simon Property Group LP 6 .650 01/15/54 560,566
500,000 STORE Capital Corp 2 .750 11/18/30 451,701
1,000,000 Store Capital LLC 5 .400 04/30/30 1,006,803
1,000,000 Store Capital LLC 4 .950 02/11/31 987,305
500,000 Sun Communities Operating LP 2 .300 11/01/28 474,060
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 956,549
250,000 Tanger Properties LP 3 .875 07/15/27 248,370
500,000 Tanger Properties LP 2 .750 09/01/31 449,468
1,000,000 UDR, Inc 3 .000 08/15/31 917,646
750,000 UDR, Inc 2 .100 08/01/32 637,758
500,000 UDR, Inc 1 .900 03/15/33 413,177
300,000 UDR, Inc 5 .125 09/01/34 298,764
300,000 UDR, Inc 3 .100 11/01/34 257,885
1,000,000 Ventas Realty LP 5 .100 07/15/32 1,006,393
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,026,938
1,000,000 Ventas Realty LP 5 .000 01/15/35 985,727
700,000 Ventas Realty LP 5 .000 02/15/36 686,703
300,000 Ventas Realty LP 4 .375 02/01/45 252,436
300,000 Ventas Realty LP 4 .875 04/15/49 262,087
750,000 VICI Properties LP 4 .950 02/15/30 747,942
1,000,000 VICI Properties LP 5 .125 11/15/31 995,628
1,000,000 VICI Properties LP 5 .750 04/01/34 1,015,404
1,000,000 VICI Properties LP 5 .625 04/01/35 1,000,424
1,000,000 VICI Properties LP 5 .625 05/15/52 918,428
600,000 Welltower OP LLC 4 .250 04/15/28 597,163
500,000 Welltower OP LLC 4 .125 03/15/29 494,078
425,000 Welltower OP LLC 3 .100 01/15/30 403,879
400,000 Welltower OP LLC 2 .750 01/15/31 368,087
1,000,000 Welltower OP LLC 2 .800 06/01/31 917,216
500,000 Welltower OP LLC 2 .750 01/15/32 450,945
150,000 Welltower OP LLC 3 .850 06/15/32 142,608
2,000,000 Welltower OP LLC 5 .125 07/01/35 2,007,601
300,000 Welltower OP LLC 4 .950 09/01/48 276,928
500,000 Weyerhaeuser Co 4 .000 11/15/29 488,599
500,000 Weyerhaeuser Co 4 .000 04/15/30 486,294
304,000 Weyerhaeuser Co 7 .375 03/15/32 339,135
300,000 Weyerhaeuser Co 3 .375 03/09/33 271,507
500,000 Weyerhaeuser Co 4 .000 03/09/52 378,675
1,000,000 WP Carey, Inc 4 .650 07/15/30 993,222
750,000 WP Carey, Inc 2 .400 02/01/31 674,481
500,000 WP Carey, Inc 2 .450 02/01/32 436,557
1,000,000 WP Carey, Inc 5 .200 09/15/36 986,854
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 194,628,684
FINANCIAL SERVICES - 2.6%
1,000,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,004,069
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,493,013
1,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 1,044,848
1,500,000 AerCap Ireland Capital DAC 4 .375 11/15/30 1,470,671
1,500,000 AerCap Ireland Capital DAC 5 .375 12/15/31 1,526,555
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 639,852
1,000,000 AerCap Ireland Capital DAC 4 .750 01/15/33 976,579
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,777,783
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 1,000,619
1,500,000 AerCap Ireland Capital DAC 4 .950 09/10/34 1,462,311
1,000,000 AerCap Ireland Capital DAC 5 .000 11/15/35 972,194
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 644,195
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 258,798
750,000 AerCap Ireland Capital DAC 6 .500 01/31/56 759,675

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Affiliated Managers Group, Inc 5 .500% 08/20/34 $ 500,973
1,000,000 Affiliated Managers Group, Inc 5 .500 02/15/36 989,215
2,400,000 African Development Bank 3 .875 06/12/28 2,385,808
3,000,000 African Development Bank 4 .000 03/18/30 2,975,513
2,000,000 African Development Bank 4 .125 01/22/36 1,944,246
400,000 Ally Financial, Inc 7 .100 11/15/27 411,862
1,000,000 Ally Financial, Inc 2 .200 11/02/28 944,232
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,555,342
500,000 Ally Financial, Inc 6 .848 01/03/30 519,814
750,000 Ally Financial, Inc 5 .543 01/17/31 753,814
1,500,000 Ally Financial, Inc 8 .000 11/01/31 1,670,607
1,000,000 Ally Financial, Inc 5 .548 07/31/33 991,740
1,000,000 Ally Financial, Inc 6 .184 07/26/35 1,016,447
1,500,000 American Express Co 5 .850 11/05/27 1,528,418
1,000,000 American Express Co 5 .043 07/26/28 1,005,685
575,000 American Express Co 4 .050 05/03/29 569,548
1,000,000 American Express Co 4 .351 07/20/29 994,886
1,000,000 American Express Co 5 .282 07/27/29 1,013,241
1,000,000 American Express Co 5 .532 04/25/30 1,022,214
1,500,000 American Express Co 5 .085 01/30/31 1,517,983
1,000,000 American Express Co 5 .016 04/25/31 1,010,209
1,500,000 American Express Co 6 .489 10/30/31 1,599,855
1,000,000 American Express Co 4 .456 02/10/32 985,248
2,700,000 American Express Co 4 .989 05/26/33 2,685,181
875,000 American Express Co 4 .918 07/20/33 874,518
1,000,000 American Express Co 4 .420 08/03/33 973,183
2,000,000 American Express Co 5 .043 05/01/34 2,003,229
1,000,000 American Express Co 5 .625 07/28/34 1,023,297
500,000 American Express Co 5 .915 04/25/35 519,758
1,000,000 American Express Co 5 .284 07/26/35 1,010,115
650,000 American Express Co 5 .442 01/30/36 663,269
1,000,000 American Express Co 5 .667 04/25/36 1,035,729
1,000,000 American Express Co 5 .412 02/08/41 998,493
525,000 American Express Co 4 .050 12/03/42 444,596
1,000,000 Ameriprise Financial, Inc 4 .800 06/15/31 999,867
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 344,863
650,000 Ameriprise Financial, Inc 5 .150 05/15/33 657,667
825,000 Ameriprise Financial, Inc 5 .200 04/15/35 821,807
375,000 Ameriprise Financial, Inc 5 .350 06/15/36 373,611
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 963,578
500,000 (b) Apollo Debt Solutions BDC 5 .200 12/08/28 492,286
500,000 Apollo Debt Solutions BDC 5 .875 08/30/30 494,752
500,000 (b) Apollo Debt Solutions BDC 5 .700 01/23/31 489,524
1,100,000 Apollo Debt Solutions BDC 6 .700 07/29/31 1,121,292
500,000 Apollo Debt Solutions BDC 6 .550 03/15/32 504,282
500,000 Apollo Global Management, Inc 4 .600 01/15/31 494,038
1,000,000 Apollo Global Management, Inc 5 .700 03/30/36 1,003,439
750,000 Apollo Global Management, Inc 5 .800 05/21/54 710,184
1,000,000 Apollo Global Management, Inc 6 .000 12/15/54 970,095
750,000 Ares Capital Corp 2 .875 06/15/28 717,601
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,010,049
1,000,000 Ares Capital Corp 5 .550 01/15/30 994,409
500,000 Ares Capital Corp 5 .500 09/01/30 493,843
1,000,000 Ares Capital Corp 5 .100 01/15/31 967,358
750,000 Ares Capital Corp 3 .200 11/15/31 658,087
1,000,000 (a) Ares Capital Corp 5 .800 03/08/32 990,952
500,000 Ares Management Corp 6 .375 11/10/28 517,295
1,000,000 Ares Management Corp 5 .600 10/11/54 905,853
500,000 Ares Strategic Income Fund 5 .700 03/15/28 499,253
1,000,000 Ares Strategic Income Fund 5 .600 02/15/30 982,714
1,000,000 Ares Strategic Income Fund 5 .800 09/09/30 985,136
1,000,000 Ares Strategic Income Fund 5 .150 01/15/31 954,803

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Ares Strategic Income Fund 5 .550% 04/15/31 $ 485,171
500,000 Ares Strategic Income Fund 6 .200 03/21/32 494,464
300,000 Bain Capital Specialty Finance, Inc 5 .950 03/15/30 292,171
1,500,000 Bank of ,NV Scotia 4 .338 09/15/31 1,470,295
1,000,000 Bank of ,NV Scotia 4 .813 02/02/34 984,609
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 986,397
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 595,858
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,899,675
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 384,479
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,036,458
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,008,579
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 499,952
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,327,743
1,000,000 Bank of New York Mellon Corp 4 .942 02/11/31 1,008,513
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 872,459
1,000,000 Bank of New York Mellon Corp 4 .540 04/23/32 990,384
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 1,011,858
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 485,355
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,050,531
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 983,629
1,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 998,866
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,087,418
500,000 Bank of New York Mellon Corp 5 .188 03/14/35 504,774
500,000 Bank of New York Mellon Corp 5 .225 11/20/35 506,745
1,000,000 Bank of New York Mellon Corp 5 .085 04/23/37 990,770
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 459,019
500,000 Barings BDC, Inc 5 .200 09/15/28 491,853
500,000 Barings Private Credit Corp 6 .150 06/11/30 488,385
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 721,016
500,000 BGC Group, Inc 8 .000 05/25/28 522,227
500,000 BGC Group, Inc 6 .600 06/10/29 515,513
750,000 BGC Group, Inc 6 .150 04/02/30 765,308
1,000,000 BlackRock Funding, Inc 4 .700 03/14/29 1,009,924
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 1,008,157
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 941,938
1,000,000 BlackRock Funding, Inc 5 .350 01/08/55 954,177
850,000 BlackRock, Inc 3 .250 04/30/29 825,407
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,293,442
750,000 BlackRock, Inc 2 .100 02/25/32 656,471
1,000,000 BlackRock, Inc 4 .750 05/25/33 1,001,283
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 987,541
500,000 Blackstone Private Credit Fund 7 .300 11/27/28 515,880
1,000,000 Blackstone Private Credit Fund 5 .950 07/16/29 1,000,367
500,000 Blackstone Private Credit Fund 5 .600 11/22/29 493,259
1,000,000 Blackstone Private Credit Fund 5 .050 09/10/30 956,937
500,000 Blackstone Private Credit Fund 6 .250 01/25/31 500,389
625,000 Blackstone Private Credit Fund 6 .000 01/29/32 615,963
500,000 Blackstone Private Credit Fund 6 .000 11/22/34 481,268
750,000 Blackstone Reg Finance Co LLC 5 .000 12/06/34 737,533
1,000,000 Blackstone Reg Finance Co LLC 4 .950 02/15/36 970,562
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 503,561
1,200,000 Blackstone Secured Lending Fund 5 .350 04/13/28 1,196,073
500,000 Blackstone Secured Lending Fund 5 .250 09/04/29 492,042
500,000 Blackstone Secured Lending Fund 5 .125 01/31/31 478,925
500,000 Blackstone Secured Lending Fund 5 .900 05/21/31 492,543
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 946,617
500,000 (a) Blue Owl Capital Corp 6 .200 07/15/30 498,218
500,000 Blue Owl Capital Corp 6 .300 08/15/31 496,967
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 983,563
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 766,186
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 723,892
1,000,000 Blue Owl Credit Income Corp 5 .800 03/15/30 974,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Blue Owl Credit Income Corp 6 .650% 03/15/31 $ 499,615
500,000 (b) Blue Owl Credit Income Corp 6 .550 10/15/31 497,754
1,500,000 Blue Owl Finance LLC 6 .250 04/18/34 1,468,567
1,000,000 (a) Blue Owl Technology Finance Corp 6 .750 04/04/29 1,004,769
500,000 Blue Owl Technology Finance Corp 6 .500 10/15/29 495,351
1,000,000 Brookfield Asset Management Ltd 4 .832 04/15/31 990,606
1,000,000 Brookfield Asset Management Ltd 5 .795 04/24/35 1,020,205
1,225,000 Brookfield Asset Management Ltd 5 .298 01/15/36 1,194,278
200,000 Brookfield Asset Management Ltd 6 .077 09/15/55 200,830
500,000 Brookfield Capital Finance LLC 6 .087 06/14/33 524,479
600,000 Brookfield Finance, Inc 4 .850 03/29/29 600,841
500,000 Brookfield Finance, Inc 6 .350 01/05/34 529,898
500,000 Brookfield Finance, Inc 5 .675 01/15/35 508,190
725,000 Brookfield Finance, Inc 4 .700 09/20/47 612,656
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 680,842
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 692,207
500,000 Brookfield Finance, Inc 5 .813 03/03/55 484,970
1,000,000 California Endowment 2 .498 04/01/51 599,106
1,000,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 988,963
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,666,555
2,000,000 Capital One Financial Corp 5 .468 02/01/29 2,024,851
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,926,018
750,000 Capital One Financial Corp 5 .247 07/26/30 757,948
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,016,411
1,000,000 Capital One Financial Corp 4 .493 09/11/31 981,194
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,096,798
1,000,000 Capital One Financial Corp 4 .722 01/30/32 986,534
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,191,898
1,000,000 Capital One Financial Corp 2 .618 11/02/32 885,645
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,027,375
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,058,149
1,000,000 Capital One Financial Corp 6 .051 02/01/35 1,038,849
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,028,474
325,000 Capital One Financial Corp 6 .183 01/30/36 332,428
250,000 Capital One Financial Corp 5 .197 09/11/36 243,362
1,000,000 Capital One Financial Corp 5 .399 01/30/37 986,860
500,000 Capital Southwest Corp 5 .950 09/18/30 498,207
1,000,000 Carlyle Group, Inc 5 .050 09/19/35 957,339
500,000 (a) Carlyle Secured Lending, Inc 6 .750 02/18/30 503,407
500,000 Carlyle Secured Lending, Inc 5 .750 02/15/31 481,773
200,000 Charles Schwab Corp 3 .200 01/25/28 196,424
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,919,829
300,000 Charles Schwab Corp 4 .000 02/01/29 297,118
1,000,000 Charles Schwab Corp 5 .643 05/19/29 1,018,929
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,551,409
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,311,237
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,344,615
1,000,000 Charles Schwab Corp 1 .950 12/01/31 870,290
1,000,000 Charles Schwab Corp 2 .900 03/03/32 906,931
750,000 Charles Schwab Corp 6 .136 08/24/34 796,830
1,000,000 Charles Schwab Corp 4 .914 11/14/36 975,757
1,000,000 Charles Schwab Corp 5 .493 05/21/37 1,013,490
1,500,000 CI Financial Corp 3 .200 12/17/30 1,355,114
500,000 CME Group, Inc 3 .750 06/15/28 494,877
1,500,000 CME Group, Inc 2 .650 03/15/32 1,354,776
400,000 CME Group, Inc 5 .300 09/15/43 394,714
500,000 CME Group, Inc 4 .150 06/15/48 412,406
1,000,000 Consumers 2023 Securitization Funding LLC 5 .210 09/01/30 1,014,295
1,250,000 Corebridge Financial, Inc 3 .900 04/05/32 1,172,962
750,000 Corebridge Financial, Inc 6 .050 09/15/33 783,640
475,000 Corebridge Financial, Inc 5 .750 01/15/34 487,918
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 843,452

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Corebridge Financial, Inc 4 .400% 04/05/52 $ 401,045
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 1,014,490
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 711,132
500,000 Discover Financial Services 6 .700 11/29/32 543,114
1,500,000 Discover Financial Services 7 .964 11/02/34 1,725,084
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,029,164
750,000 Equitable Holdings, Inc 5 .594 01/11/33 765,722
662,000 Equitable Holdings, Inc 5 .000 04/20/48 578,531
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,030,929
5,000,000 European Bank for Reconstruction & Development 4 .250 05/29/31 5,002,301
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 987,139
3,000,000 Fidelity National Information Services, Inc 4 .550 03/10/29 2,976,733
825,000 Fidelity National Information Services, Inc 4 .800 03/10/31 815,980
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,501,874
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 308,823
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,079,696
1,000,000 Fiserv, Inc 4 .750 03/15/30 990,163
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,988,518
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,006,768
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,010,665
700,000 Fiserv, Inc 5 .450 03/15/34 694,483
1,000,000 Fiserv, Inc 5 .150 08/12/34 971,127
750,000 Ford Foundation 2 .415 06/01/50 445,910
525,000 Ford Foundation 2 .815 06/01/70 296,877
750,000 Franklin BSP Capital Corp 7 .200 06/15/29 767,242
1,000,000 (b) Franklin BSP Capital Corp 6 .000 10/02/30 965,985
750,000 Franklin Resources, Inc 1 .600 10/30/30 660,000
500,000 Franklin Resources, Inc 2 .950 08/12/51 312,786
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,595,073
500,000 Global Payments, Inc 4 .450 06/01/28 495,458
475,000 Global Payments, Inc 3 .200 08/15/29 448,110
500,000 Global Payments, Inc 5 .300 08/15/29 503,010
325,000 Global Payments, Inc 2 .900 05/15/30 298,312
1,500,000 Global Payments, Inc 4 .875 11/15/30 1,474,611
500,000 Global Payments, Inc 5 .400 08/15/32 498,046
1,000,000 Global Payments, Inc 5 .400 03/15/33 980,418
500,000 (a) Global Payments, Inc 5 .950 08/15/52 473,612
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,008,556
500,000 Goldman Sachs BDC, Inc 5 .650 09/09/30 491,265
4,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 4,453,920
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,527,853
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,074,616
500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 464,869
3,000,000 Goldman Sachs Group, Inc 4 .594 04/20/30 2,983,068
2,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 2,049,654
2,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 2,011,718
2,000,000 Goldman Sachs Group, Inc 4 .692 10/23/30 1,990,515
3,000,000 Goldman Sachs Group, Inc 5 .207 01/28/31 3,032,318
3,000,000 Goldman Sachs Group, Inc 5 .218 04/23/31 3,029,898
3,500,000 Goldman Sachs Group, Inc 4 .369 10/21/31 3,423,127
2,000,000 Goldman Sachs Group, Inc 4 .516 01/21/32 1,962,257
2,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 1,759,204
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,841,082
4,000,000 Goldman Sachs Group, Inc 4 .972 06/03/32 3,997,694
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,334,929
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,811,478
3,000,000 Goldman Sachs Group, Inc 5 .094 04/20/34 2,987,966
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,245,590
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,488,698
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,010,176
4,000,000 Goldman Sachs Group, Inc 5 .016 10/23/35 3,929,067
3,000,000 Goldman Sachs Group, Inc 5 .536 01/28/36 3,046,747

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 3,500,000 Goldman Sachs Group, Inc 4 .939% 10/21/36 $ 3,398,699
2,000,000 Goldman Sachs Group, Inc 5 .065 01/21/37 1,952,702
2,425,000 Goldman Sachs Group, Inc 5 .425 06/03/37 2,433,331
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 981,484
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,127,809
1,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,379,089
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,635,339
5,000,000 Goldman Sachs Group, Inc 5 .387 02/02/41 4,870,595
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,435,389
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,529,974
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,098,477
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,503,648
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 176,589
3,000,000 Goldman Sachs Group, Inc 5 .561 11/19/45 2,915,402
925,000 Goldman Sachs Group, Inc 5 .541 01/21/47 894,693
1,500,000 Goldman Sachs Group, Inc 5 .734 01/28/56 1,475,690
500,000 Goldman Sachs Private Credit Corp 5 .375 01/31/29 495,864
1,000,000 Goldman Sachs Private Credit Corp 6 .250 05/06/30 1,013,192
650,000 (a) Goldman Sachs Private Credit Corp 5 .875 01/31/31 642,036
500,000 (b) Goldman Sachs Private Credit Corp 6 .150 06/16/31 496,374
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 308,159
700,000 Golub Capital BDC, Inc 6 .000 07/15/29 700,655
500,000 Golub Capital BDC, Inc 6 .250 06/01/31 495,282
1,000,000 Golub Capital Private Credit Fund 5 .450 08/15/28 988,791
500,000 (b) Golub Capital Private Credit Fund 5 .600 04/15/31 478,694
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 1,025,249
325,000 (b) HA Sustainable Infrastructure Capital, Inc 5 .950 07/15/33 326,383
1,325,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,351,486
675,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 701,649
650,000 HA Sustainable Infrastructure Capital, Inc 6 .000 03/15/36 641,318
1,000,000 HPS Corporate Lending Fund 5 .850 06/05/30 985,868
1,000,000 HPS Corporate Lending Fund 5 .450 11/15/30 966,708
1,000,000 (b) HPS Corporate Lending Fund 5 .650 04/02/31 970,591
1,000,000 (b) HPS Corporate Lending Fund 6 .300 08/19/31 997,505
1,000,000 HPS Corporate Lending Fund 5 .950 04/14/32 978,422
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,360,811
1,000,000 Intercontinental Exchange, Inc 4 .200 03/15/31 980,901
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,530,875
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 841,838
750,000 Intercontinental Exchange, Inc 4 .600 03/15/33 734,889
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 561,231
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 473,515
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 650,892
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 900,894
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 586,275
1,250,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,131,643
3,000,000 International Finance Corp 3 .875 07/02/30 2,964,700
200,000 Invesco Finance plc 5 .375 11/30/43 191,900
500,000 Jackson Financial, Inc 3 .125 11/23/31 447,702
500,000 (a) Jackson Financial, Inc 5 .670 06/08/32 503,467
1,000,000 Jackson Financial, Inc 6 .150 01/15/37 997,495
500,000 Jackson Financial, Inc 4 .000 11/23/51 343,244
1,000,000 Janus Henderson US Holdings, Inc 5 .450 09/10/34 1,009,421
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 509,640
1,000,000 Jefferies Financial Group, Inc 5 .125 04/28/31 987,126
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 871,049
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 854,340
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,535,262
1,000,000 Jefferies Financial Group, Inc 5 .500 02/15/36 964,989
600,000 (a) Jefferies Group, Inc 6 .450 06/08/27 609,335
1,500,000 KKR & Co, Inc 5 .100 08/07/35 1,451,073
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,065,783

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375% 02/28/34 $ 3,002,222
500,000 Ladder Capital Finance Holdings LLLP 5 .500 08/01/30 503,647
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 1,988,368
1,000,000 Landwirtschaftliche Rentenbank 4 .125 05/28/30 996,633
2,000,000 Landwirtschaftliche Rentenbank 4 .125 06/03/31 1,991,376
1,000,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,037,904
325,000 Lazard Group LLC 4 .500 09/19/28 322,544
425,000 Lazard Group LLC 4 .375 03/11/29 420,087
500,000 Lazard Group LLC 5 .625 08/01/35 501,605
400,000 Legg Mason, Inc 5 .625 01/15/44 392,157
1,000,000 Lloyds Banking Group plc 4 .425 11/04/31 981,885
700,000 Lloyds Banking Group plc 5 .668 02/10/47 689,578
1,000,000 LPL Holdings, Inc 5 .200 03/15/30 1,006,544
500,000 LPL Holdings, Inc 5 .150 06/15/30 501,584
750,000 LPL Holdings, Inc 6 .000 05/20/34 767,203
500,000 LPL Holdings, Inc 5 .650 03/15/35 496,913
500,000 LPL Holdings, Inc 5 .750 06/15/35 500,473
500,000 Main Street Capital Corp 6 .500 06/04/27 505,176
500,000 Main Street Capital Corp 6 .950 03/01/29 514,170
1,000,000 Marex Group plc 6 .404 11/04/29 1,024,134
500,000 Marex Group plc 5 .680 04/21/31 500,194
1,000,000 Mastercard, Inc 2 .950 06/01/29 962,983
625,000 Mastercard, Inc 1 .900 03/15/31 555,530
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,324,868
1,000,000 Mastercard, Inc 4 .850 03/09/33 1,007,980
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,503,191
200,000 Mastercard, Inc 3 .800 11/21/46 156,670
300,000 Mastercard, Inc 3 .950 02/26/48 237,194
1,000,000 Mastercard, Inc 3 .650 06/01/49 745,684
350,000 Mastercard, Inc 3 .850 03/26/50 271,178
850,000 Mastercard, Inc 2 .950 03/15/51 551,347
1,500,000 (b) Mobility Global, Inc 5 .450 06/15/31 1,516,212
1,500,000 (b) Mobility Global, Inc 6 .050 06/15/36 1,516,997
300,000 Moody's Corp 4 .250 02/01/29 298,007
500,000 Moody's Corp 4 .250 08/08/32 485,345
1,000,000 Moody's Corp 2 .750 08/19/41 711,521
200,000 Moody's Corp 5 .250 07/15/44 188,903
300,000 Moody's Corp 4 .875 12/17/48 265,018
750,000 Moody's Corp 3 .250 05/20/50 503,640
1,000,000 Moody's Corp 3 .750 02/25/52 732,960
1,575,000 Morgan Stanley 3 .591 07/22/28 1,557,763
1,500,000 Morgan Stanley 6 .296 10/18/28 1,531,899
2,500,000 Morgan Stanley 5 .164 04/20/29 2,519,705
2,225,000 Morgan Stanley 5 .449 07/20/29 2,254,452
3,000,000 Morgan Stanley 4 .133 10/18/29 2,959,050
2,500,000 Morgan Stanley 6 .407 11/01/29 2,588,078
3,500,000 Morgan Stanley 5 .173 01/16/30 3,531,545
3,475,000 Morgan Stanley 4 .431 01/23/30 3,443,251
3,000,000 Morgan Stanley 4 .555 04/10/30 2,980,973
1,900,000 Morgan Stanley 5 .656 04/18/30 1,940,869
2,175,000 Morgan Stanley 5 .042 07/19/30 2,190,170
2,775,000 Morgan Stanley 4 .654 10/18/30 2,760,042
1,675,000 Morgan Stanley 5 .230 01/15/31 1,693,892
5,000,000 Morgan Stanley 2 .699 01/22/31 4,643,089
1,500,000 Morgan Stanley 3 .622 04/01/31 1,436,504
1,050,000 Morgan Stanley 5 .192 04/17/31 1,061,062
4,000,000 Morgan Stanley 4 .356 10/22/31 3,910,938
3,000,000 Morgan Stanley 4 .493 01/16/32 2,941,687
3,000,000 Morgan Stanley 1 .794 02/13/32 2,609,749
3,000,000 Morgan Stanley 4 .708 03/12/32 2,962,926
150,000 Morgan Stanley 7 .250 04/01/32 169,083
1,525,000 Morgan Stanley 4 .809 04/16/32 1,513,145

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 2,500,000 Morgan Stanley 1 .928% 04/28/32 $ 2,173,633
3,000,000 Morgan Stanley 2 .239 07/21/32 2,631,785
3,500,000 Morgan Stanley 2 .511 10/20/32 3,094,063
3,000,000 Morgan Stanley 2 .943 01/21/33 2,697,573
2,000,000 Morgan Stanley 4 .889 07/20/33 1,984,812
1,500,000 Morgan Stanley 6 .342 10/18/33 1,599,136
2,500,000 Morgan Stanley 5 .250 04/21/34 2,515,738
2,025,000 Morgan Stanley 5 .424 07/21/34 2,056,412
2,500,000 Morgan Stanley 6 .627 11/01/34 2,712,914
3,000,000 Morgan Stanley 5 .466 01/18/35 3,045,547
3,500,000 Morgan Stanley 5 .831 04/19/35 3,631,120
3,425,000 Morgan Stanley 5 .320 07/19/35 3,441,492
1,575,000 Morgan Stanley 5 .587 01/18/36 1,608,202
1,200,000 Morgan Stanley 5 .664 04/17/36 1,231,909
1,300,000 Morgan Stanley 2 .484 09/16/36 1,127,735
2,000,000 Morgan Stanley 4 .892 10/22/36 1,936,897
3,000,000 Morgan Stanley 5 .073 01/30/37 2,933,789
1,925,000 Morgan Stanley 5 .296 04/10/37 1,915,436
2,000,000 Morgan Stanley 5 .297 04/20/37 1,991,801
950,000 Morgan Stanley 5 .948 01/19/38 977,428
1,725,000 Morgan Stanley 3 .971 07/22/38 1,512,928
1,500,000 Morgan Stanley 5 .942 02/07/39 1,546,887
1,675,000 Morgan Stanley 4 .457 04/22/39 1,543,783
725,000 Morgan Stanley 5 .314 01/18/41 706,571
1,525,000 Morgan Stanley 3 .217 04/22/42 1,164,441
275,000 Morgan Stanley 6 .375 07/24/42 299,075
1,175,000 Morgan Stanley 4 .300 01/27/45 990,408
2,200,000 Morgan Stanley 4 .375 01/22/47 1,837,365
3,000,000 Morgan Stanley 5 .900 03/13/47 3,032,059
900,000 Morgan Stanley 5 .597 03/24/51 882,406
1,425,000 Morgan Stanley 2 .802 01/25/52 885,090
500,000 (c) Morgan Stanley Direct Lending Fund 6 .100 07/15/31 493,627
425,000 MSCI, Inc 5 .250 09/01/35 416,007
500,000 (a),(b) MSD Investment Corp 6 .375 06/12/29 501,162
750,000 MSD Investment Corp 6 .250 05/31/30 742,319
1,306,000 NASDAQ, Inc 5 .550 02/15/34 1,343,517
500,000 NASDAQ, Inc 2 .500 12/21/40 351,327
500,000 NASDAQ, Inc 3 .250 04/28/50 339,606
208,000 NASDAQ, Inc 3 .950 03/07/52 156,268
900,000 NASDAQ, Inc 5 .950 08/15/53 910,868
400,000 NASDAQ, Inc 6 .100 06/28/63 406,085
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,009,375
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .400 05/11/29 995,673
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .950 02/07/30 1,010,538
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 921,276
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,012,581
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 862,801
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 867,111
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 384,896
500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 524,889
500,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 500,028
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 167,174
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 456,268
500,000 National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 518,679
1,000,000 New Mountain Finance Corp 6 .200 10/15/27 1,003,500
1,000,000 (a) New Mountain Finance Corp 6 .875 02/01/29 1,004,169
750,000 NMI Holdings, Inc 6 .000 08/15/29 765,292
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 950,247
1,500,000 Nomura Holdings, Inc 4 .996 06/29/29 1,503,603
500,000 Nomura Holdings, Inc 5 .605 07/06/29 510,177
1,000,000 Nomura Holdings, Inc 4 .904 07/01/30 998,179
500,000 Nomura Holdings, Inc 2 .679 07/16/30 458,249

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,500,000 (a) Nomura Holdings, Inc 5 .166% 07/14/31 $ 1,503,652
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 899,981
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 1,057,005
1,000,000 Nomura Holdings, Inc 6 .087 07/12/33 1,052,541
1,000,000 Nomura Holdings, Inc 5 .491 06/29/35 1,015,232
1,000,000 Nomura Holdings, Inc 5 .043 06/10/36 976,599
1,000,000 Nomura Holdings, Inc 5 .545 07/14/36 1,002,216
500,000 (b) North Haven Private Income Fund LLC 5 .125 09/25/28 488,231
500,000 Northern Trust Corp 3 .650 08/03/28 493,021
500,000 Northern Trust Corp 3 .150 05/03/29 484,062
700,000 Northern Trust Corp 1 .950 05/01/30 637,042
500,000 Northern Trust Corp 6 .125 11/02/32 534,807
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 509,999
300,000 Oaktree Specialty Lending Corp 6 .340 02/27/30 298,075
500,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 503,279
500,000 (a) Oaktree Strategic Credit Fund 6 .190 07/15/30 497,211
920,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 916,611
500,000 ORIX Corp 4 .650 09/10/29 500,171
1,000,000 ORIX Corp 4 .450 09/09/30 984,685
1,000,000 ORIX Corp 4 .000 04/13/32 954,496
500,000 (a) ORIX Corp 5 .200 09/13/32 506,293
500,000 ORIX Corp 5 .400 02/25/35 505,858
1,000,000 PACCAR Financial Corp 4 .000 08/08/28 993,111
500,000 PayPal Holdings, Inc 4 .450 03/06/28 499,556
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 943,912
500,000 PayPal Holdings, Inc 2 .300 06/01/30 457,212
2,000,000 PayPal Holdings, Inc 4 .950 06/01/31 2,000,025
500,000 PayPal Holdings, Inc 5 .150 06/01/34 497,330
500,000 PayPal Holdings, Inc 5 .100 04/01/35 493,260
2,000,000 PayPal Holdings, Inc 5 .550 06/01/36 1,999,736
750,000 PayPal Holdings, Inc 5 .050 06/01/52 643,078
1,000,000 PayPal Holdings, Inc 5 .500 06/01/54 916,652
750,000 PayPal Holdings, Inc 5 .250 06/01/62 654,555
1,000,000 Phillips 66 Co 5 .875 03/15/56 992,470
3,000,000 Private Export Funding Corp 1 .400 07/15/28 2,821,849
1,000,000 Private Export Funding Corp 3 .650 03/15/30 970,226
1,000,000 Private Export Funding Corp 4 .600 02/15/34 1,002,602
750,000 Radian Group, Inc 6 .200 05/15/29 774,470
425,000 Raymond James Financial, Inc 4 .950 07/15/46 379,649
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 726,718
1,000,000 Raymond James Financial, Inc 5 .650 09/11/55 972,024
1,000,000 Royal Bank of Canada 3 .995 11/03/28 993,460
1,000,000 Royal Bank of Canada 4 .305 11/03/31 980,361
1,000,000 S&P Global, Inc 2 .950 03/01/29 960,202
500,000 S&P Global, Inc 2 .500 12/01/29 467,511
500,000 (a) S&P Global, Inc 1 .250 08/15/30 436,706
1,000,000 S&P Global, Inc 2 .900 03/01/32 906,664
500,000 S&P Global, Inc 3 .250 12/01/49 347,722
1,000,000 S&P Global, Inc 3 .700 03/01/52 741,261
500,000 S&P Global, Inc 2 .300 08/15/60 245,425
500,000 S&P Global, Inc 3 .900 03/01/62 360,317
700,000 Sixth Street Lending Partners 6 .500 03/11/29 714,749
750,000 Sixth Street Lending Partners 6 .125 07/15/30 754,154
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 771,081
500,000 Sixth Street Specialty Lending, Inc 5 .625 08/15/30 495,389
1,000,000 Sixth Street Specialty Lending, Inc 5 .650 08/15/31 981,411
1,000,000 State Street Bank & Trust Co 4 .782 11/23/29 1,010,087
300,000 State Street Corp 4 .141 12/03/29 297,197
750,000 State Street Corp 2 .400 01/24/30 700,348
1,000,000 State Street Corp 4 .729 02/28/30 1,006,973
1,000,000 State Street Corp 4 .834 04/24/30 1,010,007
1,375,000 State Street Corp 2 .200 03/03/31 1,229,438

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 State Street Corp 4 .558% 04/23/32 $ 988,548
1,000,000 State Street Corp 2 .623 02/07/33 891,629
200,000 State Street Corp 4 .421 05/13/33 195,626
750,000 State Street Corp 4 .164 08/04/33 721,389
1,000,000 State Street Corp 4 .821 01/26/34 992,236
500,000 State Street Corp 5 .159 05/18/34 505,284
500,000 State Street Corp 3 .031 11/01/34 469,754
350,000 State Street Corp 6 .123 11/21/34 368,748
500,000 State Street Corp 5 .146 02/28/36 500,885
350,000 State Street Corp 4 .784 10/23/36 340,000
1,000,000 State Street Corp 5 .094 04/24/37 990,975
1,000,000 (b) Sumisho Air Lease Corp 4 .500 03/24/29 991,516
1,500,000 (b) Sumisho Air Lease Corp 4 .850 03/24/31 1,484,353
1,500,000 (b) Sumisho Air Lease Corp 5 .500 03/24/36 1,494,213
1,000,000 Synchrony Bank 5 .625 08/23/27 1,010,437
900,000 Synchrony Financial 3 .950 12/01/27 890,868
500,000 Synchrony Financial 5 .150 03/19/29 500,076
500,000 Synchrony Financial 5 .019 07/29/29 500,366
500,000 Synchrony Financial 5 .935 08/02/30 509,954
500,000 Synchrony Financial 5 .450 03/06/31 499,870
1,000,000 Synchrony Financial 2 .875 10/28/31 882,386
1,000,000 Synchrony Financial 4 .947 02/25/32 974,847
500,000 Synchrony Financial 6 .000 07/29/36 502,331
500,000 (b) T Rowe Price Oha Select Private Credit Fund 6 .500 07/02/31 494,301
1,000,000 Textron, Inc 4 .950 03/15/36 974,017
1,000,000 TPG Operating Group II LP 4 .875 05/15/31 985,883
1,000,000 TPG Operating Group II LP 5 .375 01/15/36 973,140
500,000 Trinity Capital, Inc 7 .000 05/21/31 505,949
1,000,000 UBS AG. 4 .678 11/29/30 998,251
3,000,000 UBS AG. 4 .632 02/16/32 2,976,628
1,000,000 UBS AG. 4 .500 06/26/48 866,075
1,750,000 UBS Group AG. 4 .875 05/15/45 1,590,757
1,821,256 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,890,106
700,000 Visa, Inc 2 .750 09/15/27 687,487
475,000 Visa, Inc 2 .050 04/15/30 436,677
250,000 Visa, Inc 4 .150 12/14/35 238,610
1,500,000 Visa, Inc 2 .700 04/15/40 1,137,293
2,325,000 Visa, Inc 4 .300 12/14/45 1,993,775
1,125,000 Visa, Inc 3 .650 09/15/47 868,120
750,000 (a) Visa, Inc 2 .000 08/15/50 402,193
200,000 Voya Financial, Inc 5 .700 07/15/43 197,759
500,000 Western Union Co 4 .750 06/15/29 496,240
1,000,000 Western Union Co 2 .750 03/15/31 900,395
TOTAL FINANCIAL SERVICES 608,715,096
FOOD, BEVERAGE & TOBACCO - 0.9%
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,913,551
2,000,000 Altria Group, Inc 5 .625 02/06/35 2,054,626
1,000,000 Altria Group, Inc 5 .250 08/06/35 1,000,294
800,000 Altria Group, Inc 5 .800 02/14/39 811,629
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,147,474
925,000 Altria Group, Inc 4 .250 08/09/42 762,371
300,000 Altria Group, Inc 4 .500 05/02/43 252,286
775,000 Altria Group, Inc 5 .375 01/31/44 727,740
900,000 Altria Group, Inc 3 .875 09/16/46 668,110
2,375,000 Altria Group, Inc 5 .950 02/14/49 2,332,945
1,000,000 Altria Group, Inc 4 .450 05/06/50 789,448
1,000,000 Altria Group, Inc 3 .700 02/04/51 695,867
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,065,926
8,216,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,484,960
2,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 1,929,859
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,656,445
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 125,615

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450% 01/23/39 $ 2,720,333
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 141,482
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,494,489
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 1,989,301
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,189,154
750,000 Archer-Daniels-Midland Co 3 .250 03/27/30 715,388
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 454,921
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,304,975
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 683,880
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 604,781
275,000 BAT Capital Corp 4 .906 04/02/30 276,358
1,000,000 BAT Capital Corp 6 .343 08/02/30 1,057,094
900,000 BAT Capital Corp 5 .834 02/20/31 937,505
650,000 BAT Capital Corp 2 .726 03/25/31 593,890
500,000 BAT Capital Corp 4 .742 03/16/32 497,736
1,000,000 BAT Capital Corp 5 .350 08/15/32 1,023,444
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,139,689
3,000,000 BAT Capital Corp 4 .625 03/22/33 2,934,555
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,080,961
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,636,006
1,000,000 BAT Capital Corp 5 .625 08/15/35 1,030,519
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,280,314
1,000,000 BAT Capital Corp 7 .079 08/02/43 1,113,866
900,000 BAT Capital Corp 4 .758 09/06/49 757,060
500,000 BAT Capital Corp 5 .282 04/02/50 451,563
1,000,000 BAT Capital Corp 5 .650 03/16/52 943,253
500,000 BAT Capital Corp 6 .250 08/15/55 511,761
225,000 Brown-Forman Corp 4 .750 04/15/33 222,432
200,000 Brown-Forman Corp 4 .000 04/15/38 177,652
200,000 Brown-Forman Corp 4 .500 07/15/45 171,230
1,500,000 Bunge Ltd 4 .550 08/04/30 1,488,670
1,500,000 Bunge Ltd 2 .750 05/14/31 1,368,977
1,000,000 Bunge Ltd 4 .800 03/19/33 988,430
1,000,000 Bunge Ltd 4 .650 09/17/34 965,394
1,000,000 Bunge Ltd 5 .150 03/19/36 993,280
725,000 Campbell Soup Co 4 .150 03/15/28 718,258
325,000 Campbell Soup Co 5 .200 03/21/29 327,962
500,000 Campbell Soup Co 2 .375 04/24/30 453,422
300,000 Campbell Soup Co 5 .400 03/21/34 295,528
1,000,000 Campbell Soup Co 4 .750 03/23/35 933,387
800,000 Campbell Soup Co 4 .800 03/15/48 655,751
500,000 Campbell Soup Co 3 .125 04/24/50 308,281
475,000 Campbell Soup Co 5 .250 10/13/54 402,011
600,000 Coca-Cola Co 2 .125 09/06/29 561,776
300,000 Coca-Cola Co 3 .450 03/25/30 290,933
800,000 Coca-Cola Co 1 .650 06/01/30 721,608
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,346,822
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,744,835
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,788,750
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,023,686
500,000 Coca-Cola Co 4 .650 08/14/34 500,266
725,000 Coca-Cola Co 2 .500 06/01/40 532,516
1,000,000 Coca-Cola Co 2 .875 05/05/41 763,213
1,500,000 Coca-Cola Co 2 .600 06/01/50 918,971
1,500,000 Coca-Cola Co 3 .000 03/05/51 993,167
1,000,000 Coca-Cola Co 5 .300 05/13/54 963,975
750,000 Coca-Cola Co 5 .200 01/14/55 715,933
1,000,000 Coca-Cola Co 2 .750 06/01/60 585,763
1,000,000 Coca-Cola Co 5 .400 05/13/64 964,084
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,026,384
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 634,391
550,000 Coca-Cola Femsa SAB de C.V. 5 .100 05/06/35 547,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 100,000 ConAgra Brands, Inc 7 .000% 10/01/28 $ 104,405
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,577,646
1,000,000 (a) ConAgra Brands, Inc 5 .750 08/01/35 1,010,219
750,000 ConAgra Brands, Inc 5 .300 11/01/38 710,740
750,000 ConAgra Brands, Inc 5 .400 11/01/48 660,522
300,000 Constellation Brands, Inc 4 .650 11/15/28 299,959
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 2,005,319
100,000 Constellation Brands, Inc 2 .875 05/01/30 93,417
2,000,000 Constellation Brands, Inc 4 .850 05/06/31 1,999,426
425,000 Constellation Brands, Inc 2 .250 08/01/31 375,099
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 989,266
400,000 Constellation Brands, Inc 4 .900 05/01/33 395,389
2,000,000 (a) Constellation Brands, Inc 4 .950 11/01/35 1,945,975
300,000 Constellation Brands, Inc 4 .100 02/15/48 234,733
300,000 Constellation Brands, Inc 5 .250 11/15/48 275,761
750,000 Diageo Capital plc 5 .300 10/24/27 758,667
425,000 Diageo Capital plc 3 .875 05/18/28 420,764
425,000 Diageo Capital plc 5 .500 01/24/33 438,338
1,500,000 Diageo Capital plc 5 .625 10/05/33 1,563,441
200,000 Diageo Capital plc 5 .875 09/30/36 211,595
400,000 Diageo Capital plc 3 .875 04/29/43 322,593
500,000 Diageo Investment Corp 5 .125 08/15/30 508,044
500,000 Diageo Investment Corp 5 .625 04/15/35 517,044
100,000 Diageo Investment Corp 4 .250 05/11/42 85,689
400,000 Flowers Foods, Inc 2 .400 03/15/31 347,057
750,000 Flowers Foods, Inc 5 .750 03/15/35 729,632
500,000 General Mills, Inc 4 .875 01/30/30 502,747
100,000 General Mills, Inc 2 .875 04/15/30 93,660
1,000,000 General Mills, Inc 2 .250 10/14/31 881,087
175,000 General Mills, Inc 4 .950 03/29/33 173,719
750,000 (a) General Mills, Inc 5 .250 01/30/35 751,989
951,000 General Mills, Inc 3 .000 02/01/51 600,713
1,000,000 Hershey Co 4 .750 02/24/30 1,008,916
500,000 Hershey Co 1 .700 06/01/30 449,188
500,000 Hershey Co 4 .950 02/24/32 506,889
150,000 Hershey Co 4 .500 05/04/33 148,578
500,000 Hershey Co 5 .100 02/24/35 508,403
300,000 Hershey Co 3 .375 08/15/46 219,297
300,000 Hershey Co 3 .125 11/15/49 203,641
100,000 Hershey Co 2 .650 06/01/50 61,348
1,000,000 Hormel Foods Corp 1 .700 06/03/28 950,059
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,348,250
750,000 Ingredion, Inc 3 .900 06/01/50 560,522
200,000 J M Smucker Co 3 .375 12/15/27 197,089
1,000,000 J M Smucker Co 5 .900 11/15/28 1,029,399
150,000 J M Smucker Co 2 .375 03/15/30 138,421
129,000 J M Smucker Co 2 .125 03/15/32 111,144
1,000,000 J M Smucker Co 6 .200 11/15/33 1,066,385
300,000 J M Smucker Co 4 .250 03/15/35 279,181
250,000 J M Smucker Co 6 .500 11/15/43 269,024
300,000 J M Smucker Co 4 .375 03/15/45 252,882
1,250,000 (a) J M Smucker Co 6 .500 11/15/53 1,362,874
186,000 JBS NV 6 .750 03/15/34 202,950
1,000,000 JBS NV 5 .950 04/20/35 1,031,159
1,000,000 JBS NV 5 .500 01/15/36 998,546
2,000,000 (b) JBS NV 5 .625 03/10/37 1,991,660
1,000,000 JBS NV 7 .250 11/15/53 1,095,578
1,000,000 JBS NV 6 .375 02/25/55 1,001,666
1,000,000 JBS NV 6 .250 03/01/56 979,544
2,000,000 (b) JBS NV 6 .400 05/10/57 1,995,146
1,000,000 JBS NV 6 .375 04/15/66 981,506
1,179,000 JBS USA LUX S.A. 5 .750 04/01/33 1,210,441

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 500,000 JBS USA LUX S.A. 6 .500% 12/01/52 $ 507,606
1,000,000 Kellanova 5 .750 05/16/54 990,086
200,000 Kellogg Co 3 .400 11/15/27 197,585
275,000 Kellogg Co 2 .100 06/01/30 250,458
150,000 Kellogg Co 4 .500 04/01/46 128,970
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,007,384
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 979,181
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 705,539
500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 444,463
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,009,866
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,897,779
500,000 (a) Keurig Dr Pepper, Inc 5 .300 03/15/34 501,272
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 401,375
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 984,284
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 401,355
500,000 Kraft Heinz Foods Co 5 .200 03/15/32 506,546
2,000,000 Kraft Heinz Foods Co 5 .400 03/15/35 2,012,943
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 891,998
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,353,739
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,367,938
1,000,000 (b) Maple Parent Holdings Corp 5 .050 03/26/31 999,211
1,000,000 (b) Maple Parent Holdings Corp 5 .700 03/26/36 1,012,396
225,000 (b) Maple Parent Holdings Corp 6 .625 03/26/56 236,870
500,000 McCormick & Co, Inc 4 .150 02/15/29 494,574
500,000 McCormick & Co, Inc 2 .500 04/15/30 462,765
325,000 McCormick & Co, Inc 1 .850 02/15/31 286,610
500,000 McCormick & Co, Inc 4 .950 04/15/33 498,576
500,000 McCormick & Co, Inc 4 .700 10/15/34 484,052
400,000 McCormick & Co, Inc 4 .200 08/15/47 317,779
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 309,352
1,000,000 Molson Coors Beverage Co 4 .900 07/08/31 998,639
1,000,000 Molson Coors Beverage Co 5 .500 07/08/36 1,005,098
525,000 Molson Coors Beverage Co 5 .000 05/01/42 477,253
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,236,770
1,000,000 Mondelez International, Inc 4 .750 02/20/29 1,005,301
356,000 Mondelez International, Inc 2 .750 04/13/30 332,765
1,000,000 Mondelez International, Inc 4 .500 05/06/30 994,457
400,000 Mondelez International, Inc 1 .500 02/04/31 348,372
725,000 (a) Mondelez International, Inc 1 .875 10/15/32 619,810
1,000,000 Mondelez International, Inc 4 .750 08/28/34 981,882
1,000,000 Mondelez International, Inc 5 .125 05/06/35 1,002,773
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,505,220
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 1,986,627
1,500,000 PepsiCo, Inc 4 .100 01/15/29 1,491,364
1,000,000 PepsiCo, Inc 4 .500 07/17/29 1,003,094
1,000,000 PepsiCo, Inc 4 .600 02/07/30 1,007,920
500,000 PepsiCo, Inc 2 .750 03/19/30 471,049
1,500,000 PepsiCo, Inc 4 .300 07/23/30 1,497,984
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,745,942
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,063,580
1,000,000 PepsiCo, Inc 4 .650 07/23/32 1,004,862
1,000,000 (a) PepsiCo, Inc 4 .800 07/17/34 1,004,755
1,000,000 PepsiCo, Inc 5 .000 02/07/35 1,004,817
1,000,000 PepsiCo, Inc 5 .000 07/23/35 1,006,795
575,000 PepsiCo, Inc 2 .625 10/21/41 413,052
750,000 PepsiCo, Inc 2 .875 10/15/49 489,970
1,000,000 PepsiCo, Inc 2 .750 10/21/51 621,698
1,000,000 PepsiCo, Inc 4 .200 07/18/52 814,655
1,500,000 PepsiCo, Inc 4 .650 02/15/53 1,323,847
1,000,000 PepsiCo, Inc 5 .250 07/17/54 964,569
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 437,477
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,399,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 1,000,000 Philip Morris International, Inc 4 .625% 11/01/29 $ 1,001,601
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,545,668
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,030,316
450,000 Philip Morris International, Inc 2 .100 05/01/30 410,265
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,031,201
1,500,000 Philip Morris International, Inc 4 .000 10/29/30 1,461,201
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 886,553
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,018,368
1,000,000 Philip Morris International, Inc 4 .750 11/01/31 1,003,264
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,571,029
2,500,000 Philip Morris International, Inc 5 .375 02/15/33 2,566,104
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,039,700
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,524,591
1,000,000 Philip Morris International, Inc 4 .900 11/01/34 993,911
1,500,000 Philip Morris International, Inc 4 .625 10/29/35 1,444,138
1,500,000 Philip Morris International, Inc 4 .875 04/29/36 1,468,467
225,000 Philip Morris International, Inc 4 .375 11/15/41 196,960
200,000 Philip Morris International, Inc 4 .500 03/20/42 176,083
275,000 Philip Morris International, Inc 3 .875 08/21/42 224,298
300,000 Philip Morris International, Inc 4 .125 03/04/43 251,866
200,000 Philip Morris International, Inc 4 .875 11/15/43 181,786
1,000,000 Philip Morris International, Inc 4 .250 11/10/44 840,385
938,000 Pilgrim's Pride Corp 6 .250 07/01/33 979,323
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 810,363
750,000 Reynolds American, Inc 5 .700 08/15/35 772,746
65,000 Reynolds American, Inc 7 .250 06/15/37 73,945
200,000 Reynolds American, Inc 6 .150 09/15/43 202,715
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,748,289
500,000 Tyson Foods, Inc 4 .350 03/01/29 495,908
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,028,888
500,000 Tyson Foods, Inc 4 .950 02/20/36 485,705
500,000 Tyson Foods, Inc 5 .150 08/15/44 461,215
300,000 Tyson Foods, Inc 4 .550 06/02/47 252,642
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,531,223
TOTAL FOOD, BEVERAGE & TOBACCO 219,438,392
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
2,500,000 Abbott Laboratories 3 .700 03/09/29 2,452,121
2,500,000 Abbott Laboratories 4 .000 03/15/31 2,436,379
2,500,000 Abbott Laboratories 4 .300 03/15/33 2,424,899
750,000 Abbott Laboratories 4 .750 11/30/36 731,964
2,500,000 Abbott Laboratories 4 .750 03/15/38 2,408,043
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,172,395
2,500,000 Abbott Laboratories 5 .500 03/15/56 2,448,393
2,500,000 Abbott Laboratories 5 .600 03/15/66 2,449,734
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 611,095
1,000,000 Adventist Health System 4 .742 12/01/30 990,721
295,000 Adventist Health System 5 .757 12/01/34 300,546
500,000 Adventist Health System 3 .630 03/01/49 335,143
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 197,406
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 684,376
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 81,427
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 428,721
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 331,532
440,000 Aetna, Inc 6 .625 06/15/36 479,232
350,000 Aetna, Inc 4 .500 05/15/42 301,506
1,500,000 AHS Hospital Corp 2 .780 07/01/51 930,103
200,000 Allina Health System 3 .887 04/15/49 151,854
520,000 Allina Health System 2 .902 11/15/51 320,250
200,000 AmerisourceBergen Corp 3 .450 12/15/27 197,008
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 932,634
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 911,632
700,000 AmerisourceBergen Corp 4 .300 12/15/47 579,049

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 1,000,000 Ascension Health 2 .532% 11/15/29 $ 937,533
1,000,000 Ascension Health 4 .294 11/15/30 985,058
300,000 Ascension Health 4 .923 11/15/35 296,290
1,000,000 Ascension Health 3 .106 11/15/39 788,850
875,000 Ascension Health 3 .945 11/15/46 701,945
200,000 Ascension Health 4 .847 11/15/53 178,744
1,000,000 Augusta SpinCo Corp 4 .398 03/23/29 992,962
500,000 Banner Health 2 .338 01/01/30 463,275
750,000 Banner Health 2 .913 01/01/51 456,963
1,000,000 (a) Baptist Health South Florida Obligated Group 3 .115 11/15/71 528,827
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 716,913
850,000 Baxter International, Inc 2 .272 12/01/28 800,475
1,000,000 Baxter International, Inc 4 .900 12/15/30 992,610
1,000,000 Baxter International, Inc 1 .730 04/01/31 851,154
1,150,000 Baxter International, Inc 2 .539 02/01/32 989,918
1,000,000 Baxter International, Inc 5 .650 12/15/35 991,922
300,000 Baxter International, Inc 3 .500 08/15/46 203,985
750,000 BayCare Health System, Inc 3 .831 11/15/50 572,707
500,000 Baylor Scott & White Holdings 1 .777 11/15/30 443,559
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 242,038
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 160,017
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 633,832
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 1,005,722
675,000 Becton Dickinson & Co 2 .823 05/20/30 630,154
750,000 Becton Dickinson & Co 1 .957 02/11/31 662,963
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 969,046
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 1,003,499
107,000 Becton Dickinson & Co 3 .794 05/20/50 77,415
235,000 (a) Beth Israel Lahey Health, Inc 3 .080 07/01/51 150,312
1,000,000 Blackstone Private Credit Fund 5 .950 05/15/31 984,458
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 198,410
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,320,962
343,000 Boston Scientific Corp 4 .550 03/01/39 321,123
256,000 (a) Boston Scientific Corp 4 .700 03/01/49 228,320
1,000,000 Cardinal Health, Inc 4 .500 09/15/30 991,723
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 1,022,725
1,000,000 Cardinal Health, Inc 5 .350 11/15/34 1,011,777
475,000 Cardinal Health, Inc 5 .150 09/15/35 474,424
100,000 Cardinal Health, Inc 4 .600 03/15/43 87,446
200,000 Cardinal Health, Inc 4 .500 11/15/44 169,360
200,000 Cardinal Health, Inc 4 .900 09/15/45 178,676
500,000 Cardinal Health, Inc 4 .368 06/15/47 413,505
500,000 Cardinal Health, Inc 5 .750 11/15/54 497,004
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 892,173
1,000,000 Cencora, Inc 4 .250 11/15/30 979,560
1,000,000 Cencora, Inc 4 .600 02/13/33 978,311
500,000 Cencora, Inc 5 .150 02/15/35 499,285
1,000,000 Cencora, Inc 4 .900 02/13/36 974,313
125,000 Cencora, Inc 5 .650 02/13/56 123,047
500,000 Cencora,,Inc 5 .125 02/15/34 501,773
1,000,000 Children's Health System of Texas 2 .511 08/15/50 575,902
100,000 Children's Hospital Corp 4 .115 01/01/47 82,483
1,000,000 Children's Hospital Corp 2 .585 02/01/50 611,794
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 621,091
200,000 Christus Health 4 .341 07/01/28 198,868
300,000 Cigna Group 3 .050 10/15/27 294,789
2,000,000 Cigna Group 4 .375 10/15/28 1,991,715
1,000,000 Cigna Group 5 .000 05/15/29 1,012,237
218,000 Cigna Group 2 .400 03/15/30 201,376
550,000 Cigna Group 2 .375 03/15/31 495,127
1,000,000 Cigna Group 5 .125 05/15/31 1,016,738
1,000,000 Cigna Group 4 .875 09/15/32 997,891

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 2,500,000 Cigna Group 5 .400% 03/15/33 $ 2,563,220
1,000,000 Cigna Group 5 .250 02/15/34 1,010,660
1,000,000 Cigna Group 5 .250 01/15/36 1,002,563
1,700,000 Cigna Group 4 .800 08/15/38 1,611,102
225,000 Cigna Group 3 .200 03/15/40 175,675
93,000 Cigna Group 6 .125 11/15/41 97,600
975,000 Cigna Group 4 .800 07/15/46 857,472
1,150,000 Cigna Group 3 .875 10/15/47 883,515
2,450,000 Cigna Group 4 .900 12/15/48 2,157,100
750,000 Cigna Group 3 .400 03/15/50 518,968
1,100,000 Cigna Group 3 .400 03/15/51 758,115
375,000 Cigna Group 6 .000 01/15/56 381,960
600,000 City of Hope 4 .378 08/15/48 487,319
1,000,000 CommonSpirit Health 3 .347 10/01/29 955,155
1,000,000 CommonSpirit Health 2 .782 10/01/30 920,674
760,000 CommonSpirit Health 5 .318 12/01/34 761,053
300,000 CommonSpirit Health 4 .350 11/01/42 259,611
750,000 CommonSpirit Health 3 .817 10/01/49 560,488
715,000 CommonSpirit Health 4 .187 10/01/49 556,624
500,000 CommonSpirit Health 3 .910 10/01/50 371,222
750,000 CommonSpirit Health 6 .461 11/01/52 804,947
905,000 CommonSpirit Health 5 .548 12/01/54 852,803
750,000 Community Health Network, Inc 3 .099 05/01/50 479,103
500,000 Corewell Health Obligated Group 3 .487 07/15/49 357,346
485,000 Cottage Health Obligated Group 3 .304 11/01/49 337,021
2,000,000 CVS Health Corp 1 .300 08/21/27 1,929,267
1,500,000 CVS Health Corp 5 .400 06/01/29 1,532,645
275,000 CVS Health Corp 3 .250 08/15/29 263,338
2,000,000 CVS Health Corp 5 .125 02/21/30 2,022,593
1,825,000 CVS Health Corp 1 .750 08/21/30 1,618,790
1,000,000 CVS Health Corp 5 .250 01/30/31 1,016,944
1,525,000 CVS Health Corp 1 .875 02/28/31 1,337,585
1,000,000 CVS Health Corp 5 .550 06/01/31 1,029,806
1,000,000 CVS Health Corp 2 .125 09/15/31 874,321
2,000,000 CVS Health Corp 5 .250 02/21/33 2,033,312
850,000 CVS Health Corp 5 .300 06/01/33 862,175
500,000 CVS Health Corp 5 .700 06/01/34 516,132
775,000 CVS Health Corp 5 .450 09/15/35 785,026
4,100,000 CVS Health Corp 4 .780 03/25/38 3,843,994
400,000 CVS Health Corp 5 .300 12/05/43 373,081
1,000,000 CVS Health Corp 6 .000 06/01/44 1,009,880
1,800,000 CVS Health Corp 5 .125 07/20/45 1,630,236
4,525,000 CVS Health Corp 5 .050 03/25/48 3,996,815
2,000,000 CVS Health Corp 5 .625 02/21/53 1,888,756
1,500,000 CVS Health Corp 5 .875 06/01/53 1,466,182
1,500,000 CVS Health Corp 6 .000 06/01/63 1,465,609
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 77,999
1,000,000 (a) DENTSPLY SIRONA, Inc 3 .250 06/01/30 925,170
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 281,290
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 441,661
200,000 Dignity Health 5 .267 11/01/64 180,504
400,000 Duke University Health System, Inc 3 .920 06/01/47 317,856
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 397,767
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,372,178
1,000,000 Elevance Health, Inc 2 .550 03/15/31 907,048
2,000,000 Elevance Health, Inc 4 .950 11/01/31 2,006,649
50,000 Elevance Health, Inc 4 .100 05/15/32 47,967
500,000 Elevance Health, Inc 5 .500 10/15/32 513,284
1,000,000 Elevance Health, Inc 4 .750 02/15/33 985,560
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,523,214
1,500,000 Elevance Health, Inc 5 .200 02/15/35 1,503,212
125,000 Elevance Health, Inc 4 .650 01/15/43 110,795

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 500,000 Elevance Health, Inc 5 .100% 01/15/44 $ 463,208
425,000 Elevance Health, Inc 4 .650 08/15/44 369,703
625,000 Elevance Health, Inc 4 .375 12/01/47 513,214
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,518,137
500,000 Elevance Health, Inc 3 .700 09/15/49 363,201
650,000 Elevance Health, Inc 3 .125 05/15/50 424,336
425,000 Elevance Health, Inc 3 .600 03/15/51 301,035
600,000 Elevance Health, Inc 4 .550 05/15/52 494,966
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,794,691
450,000 Elevance Health, Inc 5 .125 02/15/53 402,477
900,000 Elevance Health, Inc 5 .650 06/15/54 865,408
500,000 Elevance Health, Inc 5 .850 11/01/64 491,523
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 762,975
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 150,784
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,036,136
1,000,000 GE HealthCare Technologies, Inc 4 .800 01/15/31 1,001,046
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,577,911
1,000,000 GE HealthCare Technologies, Inc 5 .500 06/15/35 1,016,483
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 535,631
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 162,041
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 473,991
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 166,022
685,000 Hartford HealthCare Corp 3 .447 07/01/54 485,665
1,000,000 HCA, Inc 3 .375 03/15/29 966,352
1,500,000 HCA, Inc 4 .125 06/15/29 1,476,865
1,000,000 HCA, Inc 5 .250 03/01/30 1,013,886
1,000,000 HCA, Inc 3 .500 09/01/30 948,637
1,000,000 HCA, Inc 4 .300 11/15/30 978,171
1,000,000 HCA, Inc 5 .450 04/01/31 1,021,760
1,000,000 HCA, Inc 4 .700 05/15/31 990,709
2,000,000 HCA, Inc 2 .375 07/15/31 1,775,052
1,000,000 HCA, Inc 5 .500 03/01/32 1,021,754
1,640,000 HCA, Inc 3 .625 03/15/32 1,526,610
1,000,000 HCA, Inc 4 .600 11/15/32 973,969
1,000,000 HCA, Inc 5 .000 05/15/33 989,776
2,000,000 HCA, Inc 5 .500 06/01/33 2,043,182
1,500,000 HCA, Inc 5 .600 04/01/34 1,531,630
1,000,000 HCA, Inc 5 .450 09/15/34 1,010,737
1,000,000 HCA, Inc 5 .750 03/01/35 1,030,824
1,250,000 HCA, Inc 4 .900 11/15/35 1,210,568
1,000,000 HCA, Inc 5 .300 05/15/36 993,312
225,000 HCA, Inc 5 .125 06/15/39 214,474
125,000 HCA, Inc 4 .375 03/15/42 105,840
875,000 HCA, Inc 5 .500 06/15/47 815,272
1,500,000 HCA, Inc 5 .250 06/15/49 1,347,715
500,000 HCA, Inc 5 .900 06/01/53 487,460
1,500,000 HCA, Inc 6 .000 04/01/54 1,481,734
1,000,000 HCA, Inc 5 .950 09/15/54 981,138
1,000,000 HCA, Inc 6 .200 03/01/55 1,018,138
750,000 HCA, Inc 6 .100 04/01/64 745,222
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 751,828
500,000 Humana, Inc 5 .750 03/01/28 508,456
500,000 Humana, Inc 3 .700 03/23/29 487,219
175,000 Humana, Inc 3 .125 08/15/29 167,079
1,000,000 Humana, Inc 5 .375 04/15/31 1,013,499
325,000 (a) Humana, Inc 2 .150 02/03/32 282,349
500,000 Humana, Inc 5 .875 03/01/33 515,701
750,000 Humana, Inc 5 .950 03/15/34 776,363
1,500,000 Humana, Inc 5 .550 05/01/35 1,502,063
200,000 Humana, Inc 4 .625 12/01/42 169,377
300,000 Humana, Inc 4 .950 10/01/44 261,714
600,000 Humana, Inc 4 .800 03/15/47 499,215

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 500,000 Humana, Inc 3 .950% 08/15/49 $ 362,454
1,500,000 Humana, Inc 5 .500 03/15/53 1,359,265
500,000 Icon Investments Six Dac 5 .849 05/08/29 510,899
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,026,846
500,000 Illumina, Inc 4 .750 12/12/30 496,958
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 159,069
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 931,204
1,000,000 Inova Health System Foundation 4 .068 05/15/52 788,094
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 563,044
445,000 Iowa Health System 3 .665 02/15/50 329,158
900,000 IQVIA, Inc 5 .700 05/15/28 914,396
1,000,000 IQVIA, Inc 6 .250 02/01/29 1,033,115
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 270,929
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 495,633
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,031,689
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 94,371
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,039,748
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 694,056
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 648,204
755,000 Koninklijke Philips NV 5 .000 03/15/42 691,139
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 908,154
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 984,151
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 974,352
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 714,027
100,000 Mass General Brigham, Inc 3 .765 07/01/48 76,432
750,000 Mass General Brigham, Inc 3 .192 07/01/49 500,061
100,000 Mass General Brigham, Inc 4 .117 07/01/55 78,229
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 649,478
200,000 Mayo Clinic 4 .000 11/15/47 159,442
200,000 Mayo Clinic 4 .128 11/15/52 160,056
1,500,000 Mayo Clinic 3 .196 11/15/61 953,784
1,500,000 McKesson Corp 4 .250 09/15/29 1,485,428
500,000 McKesson Corp 4 .650 05/30/30 500,145
500,000 McKesson Corp 4 .950 05/30/32 504,312
350,000 McKesson Corp 5 .100 07/15/33 354,480
500,000 McKesson Corp 5 .250 05/30/35 508,381
200,000 McLaren Health Care Corp 4 .386 05/15/48 163,300
135,000 MedStar Health, Inc 3 .626 08/15/49 96,844
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 980,318
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,668,387
1,074,000 Medtronic, Inc 4 .625 03/15/45 961,953
500,000 Memorial Health Services 3 .447 11/01/49 351,468
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 658,633
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 159,620
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 399,099
1,000,000 Methodist Hospital 2 .705 12/01/50 614,978
500,000 Montefiore Obligated Group 5 .246 11/01/48 408,715
750,000 Montefiore Obligated Group 4 .287 09/01/50 514,772
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 740,280
380,000 MyMichigan Health 3 .409 06/01/50 265,374
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 852,591
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 700,240
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 247,142
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 116,743
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 546,428
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 344,189
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 110,682
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 550,822
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 354,965
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 614,160
1,000,000 Novant Health, Inc 2 .637 11/01/36 794,506
1,000,000 (a) Novant Health, Inc 3 .318 11/01/61 626,562

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667% 10/01/50 $ 609,214
350,000 NYU Langone Hospitals 5 .750 07/01/43 352,783
250,000 NYU Langone Hospitals 4 .368 07/01/47 215,339
915,000 (a) NYU Langone Hospitals 3 .380 07/01/55 620,241
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 857,255
1,000,000 OhioHealth Corp 2 .297 11/15/31 887,628
750,000 OhioHealth Corp 3 .042 11/15/50 502,733
100,000 Orlando Health Obligated Group 4 .089 10/01/48 80,166
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 702,814
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 173,219
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 502,330
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 433,607
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 352,977
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 634,342
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 532,748
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 965,776
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 74,896
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 267,622
1,000,000 (a) Providence St. Joseph Health Obligated Group 2 .700 10/01/51 585,374
785,000 Queen's Health Systems 4 .810 07/01/52 693,486
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 500,972
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 494,582
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 499,796
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 456,916
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 270,251
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 993,237
1,000,000 Quest Diagnostics, Inc 5 .000 06/30/36 983,596
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 268,608
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 994,829
390,000 Rush Obligated Group 3 .922 11/15/29 380,921
425,000 Sentara Healthcare 2 .927 11/01/51 270,229
1,000,000 Sharp HealthCare 2 .680 08/01/50 609,156
1,000,000 Smith & Nephew plc 2 .032 10/14/30 888,455
500,000 Smith & Nephew plc 5 .400 03/20/34 503,808
400,000 SSM Health Care Corp 3 .823 06/01/27 398,044
500,000 SSM Health Care Corp 4 .894 06/01/28 502,003
1,620,000 Stanford Health Care 3 .027 08/15/51 1,054,356
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 715,543
500,000 Stryker Corp 3 .650 03/07/28 492,995
1,000,000 Stryker Corp 4 .850 02/10/30 1,007,527
1,250,000 Stryker Corp 4 .625 09/11/34 1,220,578
1,000,000 Stryker Corp 5 .200 02/10/35 1,010,823
200,000 Stryker Corp 4 .100 04/01/43 167,063
200,000 Stryker Corp 4 .375 05/15/44 171,564
550,000 Stryker Corp 4 .625 03/15/46 484,537
575,000 Stryker Corp 2 .900 06/15/50 373,827
1,500,000 Summa Health 3 .511 11/15/51 1,091,758
200,000 Sutter Health 3 .695 08/15/28 196,072
1,000,000 Sutter Health 2 .294 08/15/30 910,042
435,000 Sutter Health 5 .213 08/15/32 443,841
745,000 Sutter Health 5 .537 08/15/35 767,365
500,000 Sutter Health 3 .161 08/15/40 387,979
200,000 Sutter Health 4 .091 08/15/48 160,219
500,000 Sutter Health 3 .361 08/15/50 350,369
135,000 Sutter Health 5 .547 08/15/53 132,814
1,000,000 Texas Health Resources 2 .328 11/15/50 571,187
100,000 Texas Health Resources 4 .330 11/15/55 81,228
450,000 Toledo Hospital 5 .750 11/15/38 446,570
1,000,000 Trinity Health Corp 2 .632 12/01/40 725,180
300,000 Trinity Health Corp 4 .125 12/01/45 242,324
185,000 Trinity Health Corp 3 .434 12/01/48 136,186
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 923,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3% (continued)
$ 1,000,000 UnitedHealth Group, Inc 2 .875% 08/15/29 $ 953,354
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,022,939
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 2,002,179
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 2,020,632
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,566,852
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 1,007,162
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 777,777
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,539,315
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,467,166
1,500,000 UnitedHealth Group, Inc 5 .000 04/15/34 1,499,161
1,000,000 UnitedHealth Group, Inc 5 .150 07/15/34 1,009,108
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 157,784
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 409,113
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 228,087
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 226,278
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 738,841
1,500,000 UnitedHealth Group, Inc 3 .050 05/15/41 1,131,721
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 261,061
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 288,962
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 318,761
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,468,997
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 651,710
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 245,131
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 377,624
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,381,025
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 738,009
2,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 1,276,734
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,020,061
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 385,928
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,508,068
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,348,290
3,000,000 UnitedHealth Group, Inc 5 .375 04/15/54 2,824,075
100,000 UnitedHealth Group, Inc 5 .950 06/15/55 103,050
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 893,850
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 606,286
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 427,996
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,019,923
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,342,251
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 1,870,891
500,000 Universal Health Services, Inc 4 .625 10/15/29 493,541
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 873,093
1,000,000 Universal Health Services, Inc 5 .050 10/15/34 957,985
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 495,732
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 478,958
370,000 WakeMed 3 .286 10/01/52 243,154
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 128,200
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 315,962
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 584,325
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 1,000,374
1,000,000 Zimmer Biomet Holdings, Inc 5 .500 02/19/35 1,017,983
TOTAL HEALTH CARE EQUIPMENT & SERVICES 298,305,770
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 493,756
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 221,163
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 522,737
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 78,886
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 657,437
750,000 Clorox Co 4 .400 05/01/29 744,722
1,000,000 (a) Clorox Co 1 .800 05/15/30 896,413
375,000 Clorox Co 4 .600 05/01/32 367,863
1,000,000 Clorox Co 4 .950 05/15/33 990,225
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,006,064

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 225,000 Colgate-Palmolive Co 3 .250% 08/15/32 $ 210,624
1,000,000 Colgate-Palmolive Co 4 .600 03/01/33 1,007,735
300,000 Colgate-Palmolive Co 4 .000 08/15/45 253,882
550,000 Colgate-Palmolive Co 3 .700 08/01/47 425,058
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 185,677
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 93,184
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,329,521
1,000,000 Estee Lauder Cos, Inc 5 .000 02/14/34 999,024
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 105,708
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 251,184
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 299,114
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 462,078
725,000 Haleon US Capital LLC 3 .375 03/24/29 702,319
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,405,068
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 785,731
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,012,047
500,000 Kenvue, Inc 4 .850 05/22/32 502,529
1,250,000 Kenvue, Inc 4 .900 03/22/33 1,254,786
1,250,000 Kenvue, Inc 5 .050 03/22/53 1,141,123
1,000,000 Kenvue, Inc 5 .200 03/22/63 909,048
200,000 Kimberly-Clark Corp 1 .050 09/15/27 192,886
412,000 Kimberly-Clark Corp 3 .950 11/01/28 408,168
750,000 Kimberly-Clark Corp 3 .200 04/25/29 725,562
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,321,238
500,000 Kimberly-Clark Corp 4 .500 02/16/33 496,313
200,000 Kimberly-Clark Corp 6 .625 08/01/37 226,803
725,000 Kimberly-Clark Corp 3 .200 07/30/46 512,284
200,000 Kimberly-Clark Corp 3 .900 05/04/47 156,700
300,000 Kimberly-Clark Corp 2 .875 02/07/50 194,399
1,000,000 Procter & Gamble Co 4 .350 01/29/29 1,003,855
1,000,000 Procter & Gamble Co 4 .150 10/24/29 999,174
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,905,137
1,150,000 Procter & Gamble Co 1 .200 10/29/30 1,007,333
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,341,949
2,000,000 Procter & Gamble Co 4 .550 01/29/34 1,993,450
1,000,000 Procter & Gamble Co 4 .550 10/24/34 1,002,087
1,000,000 Procter & Gamble Co 4 .350 11/03/35 968,013
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,134,655
1,000,000 Unilever Capital Corp 2 .125 09/06/29 933,818
175,000 Unilever Capital Corp 1 .375 09/14/30 154,551
200,000 Unilever Capital Corp 1 .750 08/12/31 174,414
430,000 Unilever Capital Corp 5 .900 11/15/32 459,380
700,000 Unilever Capital Corp 5 .000 12/08/33 711,911
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,279,015
500,000 Unilever Capital Corp 2 .625 08/12/51 308,437
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 38,926,238
INSURANCE - 0.8%
875,000 AEGON Funding Co LLC 5 .625 05/07/36 870,622
500,000 Aegon NV 5 .500 04/11/48 501,193
375,000 Aflac, Inc 3 .600 04/01/30 361,783
500,000 Aflac, Inc 5 .150 05/14/36 500,441
200,000 Aflac, Inc 4 .000 10/15/46 159,278
500,000 Aflac, Inc 4 .750 01/15/49 438,373
1,000,000 Alleghany Corp 3 .625 05/15/30 966,963
200,000 Alleghany Corp 4 .900 09/15/44 179,809
1,000,000 Alleghany Corp 3 .250 08/15/51 663,158
1,500,000 Allstate Corp 5 .050 06/24/29 1,518,270
600,000 Allstate Corp 5 .250 03/30/33 610,367
600,000 Allstate Corp 4 .500 06/15/43 521,358
975,000 Allstate Corp 4 .200 12/15/46 789,484
250,000 Allstate Corp 3 .850 08/10/49 189,097
200,000 Allstate Corp 6 .851 08/15/53 200,489

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 325,000 American Financial Group, Inc 5 .250% 04/02/30 $ 328,092
1,000,000 American Financial Group, Inc 5 .000 09/23/35 966,887
400,000 American Financial Group, Inc 4 .500 06/15/47 329,227
500,000 American International Group, Inc 4 .850 05/07/30 502,501
1,000,000 American International Group, Inc 5 .125 03/27/33 1,006,726
250,000 American International Group, Inc 5 .450 05/07/35 254,965
1,500,000 American International Group, Inc 4 .750 04/01/48 1,321,090
1,500,000 American International Group, Inc 4 .375 06/30/50 1,242,011
1,000,000 American National Group, Inc 5 .750 10/01/29 1,015,217
750,000 (a) American National Group, Inc 6 .000 07/15/35 747,199
450,000 Aon Corp 2 .800 05/15/30 419,018
1,000,000 Aon Corp 2 .050 08/23/31 872,590
1,000,000 Aon Corp 2 .600 12/02/31 891,456
500,000 Aon Corp 5 .000 09/12/32 502,050
750,000 Aon Corp 5 .350 02/28/33 765,834
200,000 Aon Corp 6 .250 09/30/40 215,102
1,000,000 Aon Corp 2 .900 08/23/51 617,053
500,000 Aon Corp 3 .900 02/28/52 369,832
550,000 Aon Global Ltd 4 .750 05/15/45 482,907
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,017,702
1,500,000 Aon North America, Inc 5 .450 03/01/34 1,530,277
1,500,000 Aon North America, Inc 5 .750 03/01/54 1,471,602
2,000,000 Arch Capital Group Ltd 5 .250 06/15/36 1,996,286
600,000 Arch Capital Group Ltd 3 .635 06/30/50 436,824
1,550,000 Arch Capital Group Ltd 5 .950 06/15/56 1,564,114
575,000 Arthur J Gallagher & Co 5 .000 02/15/32 576,407
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 511,537
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 161,622
1,000,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,014,289
1,500,000 Arthur J Gallagher & Co 5 .150 02/15/35 1,489,364
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 86,193
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 627,942
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 274,372
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 706,182
1,400,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,326,818
1,000,000 Aspen Insurance Holdings Ltd 5 .750 07/01/30 1,025,577
300,000 Assurant, Inc 4 .900 03/27/28 300,308
500,000 Assurant, Inc 3 .700 02/22/30 478,380
7,000 Assurant, Inc 6 .750 02/15/34 7,517
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 514,107
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 208,159
500,000 Athene Holding Ltd 6 .150 04/03/30 518,524
500,000 Athene Holding Ltd 6 .650 02/01/33 527,154
500,000 Athene Holding Ltd 3 .950 05/25/51 343,035
500,000 Athene Holding Ltd 3 .450 05/15/52 311,997
1,000,000 Athene Holding Ltd 6 .250 04/01/54 921,327
500,000 Athene Holding Ltd 6 .625 10/15/54 480,441
1,000,000 Athene Holding Ltd 6 .625 05/19/55 972,400
1,000,000 Athene Holding Ltd 6 .875 06/28/55 960,201
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 292,217
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 244,377
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 198,003
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 91,591
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 924,350
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 268,020
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,776,816
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,418,600
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,766,555
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,134,968
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,009,040
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 162,546
425,000 Brown & Brown, Inc 4 .700 06/23/28 424,797

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Brown & Brown, Inc 4 .900% 06/23/30 $ 998,324
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 887,384
500,000 Brown & Brown, Inc 4 .200 03/17/32 475,363
1,000,000 Brown & Brown, Inc 5 .250 06/23/32 1,001,004
500,000 Brown & Brown, Inc 5 .650 06/11/34 506,493
225,000 Brown & Brown, Inc 5 .550 06/23/35 224,514
500,000 Brown & Brown, Inc 4 .950 03/17/52 423,017
625,000 Brown & Brown, Inc 6 .250 06/23/55 630,372
450,000 Chubb Corp 6 .000 05/11/37 480,407
1,500,000 Chubb INA Holdings LLC 4 .900 08/15/35 1,479,123
2,000,000 Chubb INA Holdings LLC 5 .300 05/20/36 2,020,390
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 2,005,946
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 127,553
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,371,515
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 912,816
200,000 Cincinnati Financial Corp 6 .920 05/15/28 208,467
650,000 CNA Financial Corp 2 .050 08/15/30 582,084
500,000 CNA Financial Corp 5 .500 06/15/33 506,904
1,000,000 CNA Financial Corp 5 .125 02/15/34 989,523
500,000 CNO Financial Group, Inc 5 .250 05/30/29 503,067
1,000,000 CNO Financial Group, Inc 6 .450 06/15/34 1,042,035
650,000 Corebridge Financial, Inc 6 .375 09/15/54 645,290
1,000,000 Elevance Health, Inc 4 .600 09/15/32 981,334
1,500,000 Elevance Health, Inc 5 .000 01/15/36 1,470,988
550,000 Elevance Health, Inc 5 .700 09/15/55 535,715
500,000 Enstar Group Ltd 4 .950 06/01/29 498,131
1,000,000 Enstar Group Ltd 3 .100 09/01/31 890,353
456,000 Equitable Holdings, Inc 4 .350 04/20/28 453,014
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 262,769
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 169,650
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 747,177
750,000 F&G Annuities & Life, Inc 6 .500 06/04/29 766,409
500,000 (a) F&G Annuities & Life, Inc 6 .250 10/04/34 489,117
950,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 991,658
1,000,000 Fairfax Financial Holdings Ltd 5 .750 05/20/35 1,023,649
1,000,000 Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,022,077
1,000,000 Fairfax Financial Holdings Ltd 6 .500 05/20/55 1,043,523
1,000,000 (b) Fairfax Financial Holdings Ltd 6 .200 06/08/56 997,624
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 298,170
500,000 Fidelity National Financial, Inc 3 .400 06/15/30 470,997
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 442,337
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 252,304
750,000 First American Financial Corp 4 .000 05/15/30 721,017
400,000 First American Financial Corp 2 .400 08/15/31 348,621
1,000,000 First American Financial Corp 5 .450 09/30/34 986,210
350,000 Globe Life, Inc 4 .550 09/15/28 349,220
350,000 Globe Life, Inc 2 .150 08/15/30 315,695
175,000 Globe Life, Inc 4 .800 06/15/32 172,444
1,000,000 Globe Life, Inc 5 .850 09/15/34 1,032,802
1,000,000 Hanover Insurance Group, Inc 5 .500 09/01/35 1,006,963
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 709,027
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 339,538
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 375,871
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 326,628
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 300,324
500,000 Horace Mann Educators Corp 7 .250 09/15/28 523,163
500,000 Kemper Corp 2 .400 09/30/30 436,623
1,000,000 Kemper Corp 3 .800 02/23/32 902,602
529,000 Lincoln National Corp 3 .050 01/15/30 497,330
1,000,000 Lincoln National Corp 3 .400 03/01/32 911,538
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,021,243
650,000 Lincoln National Corp 5 .350 11/15/35 635,226

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 150,000 Lincoln National Corp 7 .000% 06/15/40 $ 163,467
550,000 Lincoln National Corp 6 .800 07/15/56 549,351
400,000 Loews Corp 3 .200 05/15/30 379,587
1,000,000 Loews Corp 4 .940 04/01/36 978,549
200,000 Loews Corp 4 .125 05/15/43 166,758
1,000,000 Manulife Financial Corp 3 .703 03/16/32 949,181
1,000,000 Manulife Financial Corp 4 .986 12/11/35 984,410
200,000 Manulife Financial Corp 5 .375 03/04/46 194,201
200,000 Markel Group, Inc 3 .350 09/17/29 191,855
150,000 Markel Group, Inc 5 .000 04/05/46 134,315
100,000 Markel Group, Inc 4 .300 11/01/47 79,989
750,000 Markel Group, Inc 5 .000 05/20/49 658,162
200,000 Markel Group, Inc 4 .150 09/17/50 153,769
750,000 Markel Group, Inc 3 .450 05/07/52 508,474
1,000,000 Markel Group, Inc 6 .000 05/16/54 1,000,676
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 407,253
1,000,000 Marsh & McLennan Cos, Inc 4 .850 11/15/31 1,001,949
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 531,090
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,047,506
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 1,028,246
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 1,008,416
1,000,000 Marsh & McLennan Cos, Inc 5 .000 03/15/35 990,175
350,000 Marsh & McLennan Cos, Inc 4 .950 03/15/36 344,138
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 236,494
500,000 Marsh & McLennan Cos, Inc 5 .350 11/15/44 477,985
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 83,120
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 242,257
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,067,460
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 265,677
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 948,963
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 991,382
500,000 Marsh & McLennan Cos, Inc 5 .450 03/15/54 477,284
1,000,000 Mercury General Corp 6 .250 06/15/36 1,017,518
1,030,000 Metlife, Inc 5 .700 06/15/35 1,071,162
1,500,000 MetLife, Inc 5 .375 07/15/33 1,547,338
675,000 MetLife, Inc 6 .375 06/15/34 732,914
130,000 MetLife, Inc 5 .875 02/06/41 135,083
450,000 MetLife, Inc 4 .125 08/13/42 378,116
750,000 MetLife, Inc 4 .875 11/13/43 690,981
500,000 MetLife, Inc 4 .721 12/15/44 441,744
800,000 MetLife, Inc 4 .050 03/01/45 654,079
1,000,000 MetLife, Inc 4 .600 05/13/46 874,168
1,200,000 MetLife, Inc 5 .000 07/15/52 1,079,775
1,000,000 (a) MetLife, Inc 5 .250 01/15/54 934,404
550,000 MetLife, Inc 6 .350 03/15/55 563,703
550,000 MetLife, Inc 5 .850 03/15/56 542,656
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 19,981
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,017,364
1,000,000 Old Republic International Corp 5 .700 06/01/36 1,003,606
500,000 Old Republic International Corp 3 .850 06/11/51 359,947
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 484,083
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 483,608
500,000 Primerica, Inc 2 .800 11/19/31 450,090
100,000 Principal Financial Group, Inc 3 .700 05/15/29 97,407
1,350,000 Principal Financial Group, Inc 5 .300 01/15/37 1,337,271
100,000 Principal Financial Group, Inc 4 .625 09/15/42 88,838
200,000 Principal Financial Group, Inc 4 .350 05/15/43 169,249
300,000 Principal Financial Group, Inc 4 .300 11/15/46 247,102
750,000 Principal Financial Group, Inc 5 .500 03/15/53 723,337
250,000 Progressive Corp 4 .000 03/01/29 247,418
100,000 Progressive Corp 3 .200 03/26/30 95,339
1,000,000 Progressive Corp 4 .600 03/26/31 996,653

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 125,000 Progressive Corp 3 .000% 03/15/32 $ 114,117
120,000 Progressive Corp 6 .250 12/01/32 129,654
1,000,000 Progressive Corp 5 .150 03/26/36 999,643
300,000 Progressive Corp 4 .350 04/25/44 254,744
300,000 Progressive Corp 3 .700 01/26/45 232,985
950,000 Progressive Corp 4 .125 04/15/47 769,254
750,000 Progressive Corp 4 .200 03/15/48 613,339
100,000 Progressive Corp 3 .950 03/26/50 77,819
500,000 Progressive Corp 3 .700 03/15/52 369,398
195,000 Prudential Financial, Inc 3 .878 03/27/28 193,082
450,000 Prudential Financial, Inc 5 .700 12/14/36 465,230
500,000 Prudential Financial, Inc 3 .000 03/10/40 382,089
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,486,199
2,300,000 (d) Prudential Financial, Inc 4 .500 09/15/47 2,271,808
300,000 Prudential Financial, Inc 4 .418 03/27/48 247,113
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,404,678
799,000 Prudential Financial, Inc 3 .935 12/07/49 606,805
450,000 Prudential Financial, Inc 4 .350 02/25/50 364,255
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 724,495
675,000 Prudential Financial, Inc 5 .125 03/01/52 661,651
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,017,128
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,578,215
525,000 Prudential Financial, Inc 6 .500 03/15/54 543,476
1,000,000 Prudential Financial, Inc 6 .250 06/15/56 1,002,210
200,000 Prudential Funding Asia plc 3 .125 04/14/30 189,303
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 937,356
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 733,385
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 328,145
500,000 Reinsurance Group of America, Inc 6 .000 09/15/33 521,390
500,000 Reinsurance Group of America, Inc 5 .750 09/15/34 511,654
500,000 Reinsurance Group of America, Inc 6 .650 09/15/55 505,518
500,000 Reinsurance Group of America, Inc 6 .375 09/15/56 495,932
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 197,997
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 291,509
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,025,494
500,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 511,260
1,000,000 RLI Corp 5 .375 06/01/36 970,484
500,000 Selective Insurance Group, Inc 5 .900 04/15/35 517,689
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,044,529
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 888,962
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 24,315
250,000 Travelers Cos, Inc 5 .050 07/24/35 249,357
600,000 Travelers Cos, Inc 5 .350 11/01/40 599,371
200,000 Travelers Cos, Inc 4 .600 08/01/43 178,728
250,000 Travelers Cos, Inc 4 .300 08/25/45 211,126
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 878,642
500,000 Travelers Cos, Inc 4 .050 03/07/48 399,627
900,000 Travelers Cos, Inc 4 .100 03/04/49 723,087
1,250,000 Travelers Cos, Inc 3 .050 06/08/51 821,386
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 970,497
225,000 Travelers Cos, Inc 5 .700 07/24/55 226,261
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 109,639
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 1,007,727
1,500,000 UnitedHealth Group, Inc 4 .650 01/15/31 1,501,355
225,000 UnitedHealth Group, Inc 5 .300 06/15/35 229,154
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,466,803
300,000 Unum Group 5 .750 08/15/42 297,471
500,000 Unum Group 4 .500 12/15/49 399,240
1,000,000 Unum Group 4 .125 06/15/51 747,312
400,000 Unum Group 6 .000 06/15/54 392,782
525,000 Verisk Analytics, Inc 5 .250 06/05/34 524,060
1,000,000 Voya Financial, Inc 5 .000 09/20/34 983,363

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Voya Financial, Inc 5 .050% 03/02/36 $ 972,642
200,000 Voya Financial, Inc 4 .800 06/15/46 176,105
200,000 W R Berkley Corp 4 .750 08/01/44 178,509
650,000 W R Berkley Corp 4 .000 05/12/50 498,844
250,000 W R Berkley Corp 3 .550 03/30/52 175,912
400,000 W R Berkley Corp 3 .150 09/30/61 241,457
900,000 Willis North America, Inc 2 .950 09/15/29 852,360
1,000,000 Willis North America, Inc 4 .550 03/15/31 981,824
1,000,000 Willis North America, Inc 5 .350 05/15/33 1,012,841
300,000 Willis North America, Inc 5 .050 09/15/48 266,714
500,000 Willis North America, Inc 3 .875 09/15/49 373,488
750,000 Willis North America, Inc 5 .900 03/05/54 741,293
200,000 XL Group Ltd 5 .250 12/15/43 188,041
TOTAL INSURANCE 180,642,052
MATERIALS - 0.7%
1,000,000 3M Co 4 .800 03/15/30 1,006,088
1,000,000 3M Co 5 .150 03/15/35 1,011,137
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 748,714
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 754,590
750,000 Air Products and Chemicals, Inc 4 .900 10/11/32 756,791
500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 502,389
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 747,086
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 789,392
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,028,709
1,000,000 Amcor Flexibles North America, Inc 5 .100 03/17/30 1,010,587
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 184,604
500,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 452,944
1,000,000 Amcor Flexibles North America, Inc 5 .500 03/17/35 1,017,802
200,000 Amcor Flexibles North America, Inc 5 .125 03/12/36 196,454
500,000 Amrize Finance US LLC 4 .700 04/07/28 500,691
750,000 Amrize Finance US LLC 4 .950 04/07/30 754,956
750,000 Amrize Finance US LLC 5 .400 04/07/35 761,046
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 354,776
500,000 AptarGroup, Inc 4 .750 03/30/31 495,242
500,000 AptarGroup, Inc 3 .600 03/15/32 462,912
500,000 ArcelorMittal S.A. 6 .550 11/29/27 511,924
1,000,000 ArcelorMittal S.A. 6 .800 11/29/32 1,097,149
1,000,000 (a) ArcelorMittal S.A. 6 .000 06/17/34 1,046,433
1,000,000 ArcelorMittal S.A. 5 .375 05/19/36 991,315
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 1,045,878
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,044,184
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,516,459
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 103,867
1,000,000 Berry Global, Inc 5 .800 06/15/31 1,036,921
500,000 Berry Global, Inc 5 .650 01/15/34 511,845
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,021,158
1,000,000 BHP Billiton Finance USA Ltd 5 .125 02/21/32 1,016,470
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,501,345
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,530,786
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/15/36 998,528
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 710,665
675,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 636,143
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 566,755
1,000,000 BHP Billiton Finance USA Ltd 5 .750 09/05/55 1,014,889
1,000,000 Cabot Corp 5 .000 06/30/32 998,017
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 369,693
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 175,323
725,000 Cemex SAB de C.V. 5 .750 06/05/36 722,462
1,000,000 CF Industries, Inc 5 .300 11/26/35 996,454
1,000,000 Clorox Co 4 .700 05/15/31 993,667
1,000,000 Clorox Co 5 .250 05/15/36 996,224
1,000,000 CRH America Finance, Inc 4 .400 02/09/31 984,678

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 CRH America Finance, Inc 5 .400% 05/21/34 $ 1,015,755
1,500,000 CRH America Finance, Inc 5 .000 02/09/36 1,467,054
200,000 CRH America Finance, Inc 5 .875 01/09/55 201,973
325,000 CRH America Finance, Inc 5 .600 02/09/56 317,436
1,000,000 CRH SMW Finance DAC 5 .200 05/21/29 1,014,166
35,000 Dow Chemical Co 7 .375 11/01/29 37,672
1,000,000 Dow Chemical Co 6 .300 03/15/33 1,050,335
1,000,000 Dow Chemical Co 5 .150 02/15/34 980,816
982,000 Dow Chemical Co 4 .250 10/01/34 891,202
500,000 (a) Dow Chemical Co 5 .350 03/15/35 492,002
1,000,000 (a) Dow Chemical Co 5 .650 03/15/36 994,878
131,000 Dow Chemical Co 9 .400 05/15/39 170,113
275,000 Dow Chemical Co 5 .250 11/15/41 247,764
1,200,000 Dow Chemical Co 4 .375 11/15/42 967,747
400,000 Dow Chemical Co 4 .625 10/01/44 326,101
825,000 Dow Chemical Co 5 .550 11/30/48 731,800
750,000 Dow Chemical Co 4 .800 05/15/49 600,092
1,000,000 Dow Chemical Co 3 .600 11/15/50 663,045
500,000 (a) Dow Chemical Co 6 .900 05/15/53 522,233
500,000 Dow Chemical Co 5 .600 02/15/54 443,065
994,000 (b) DuPont de Nemours, Inc 4 .725 11/15/28 993,536
500,000 Eagle Materials, Inc 2 .500 07/01/31 446,723
1,000,000 Eagle Materials, Inc 5 .000 03/15/36 967,188
700,000 Eastman Chemical Co 4 .500 12/01/28 696,569
750,000 Eastman Chemical Co 4 .500 02/20/31 735,717
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,706,273
150,000 Eastman Chemical Co 4 .800 09/01/42 133,506
525,000 Eastman Chemical Co 4 .650 10/15/44 448,738
300,000 Ecolab, Inc 3 .250 12/01/27 295,743
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,012,415
2,000,000 Ecolab, Inc 4 .800 06/15/31 2,008,854
2,000,000 Ecolab, Inc 5 .150 06/15/33 2,027,558
2,000,000 Ecolab, Inc 5 .350 06/15/36 2,034,225
150,000 Ecolab, Inc 2 .125 08/15/50 81,008
1,000,000 Ecolab, Inc 2 .700 12/15/51 609,606
1,370,000 Ecolab, Inc 2 .750 08/18/55 813,263
175,000 EIDP, Inc 2 .300 07/15/30 161,423
500,000 EIDP, Inc 5 .125 05/15/32 505,809
750,000 EIDP, Inc 4 .800 05/15/33 740,276
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 990,834
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 983,076
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 993,588
750,000 Georgia-Pacific LLC 7 .750 11/15/29 822,151
1,000,000 Gerdau Trade, Inc 5 .750 06/09/35 1,024,880
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 99,654
412,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 364,020
450,000 International Paper Co 6 .000 11/15/41 453,375
390,000 International Paper Co 4 .800 06/15/44 336,416
2,425,000 International Paper Co 4 .350 08/15/48 1,915,909
500,000 Kinross Gold Corp 6 .250 07/15/33 527,012
725,000 Linde, Inc 1 .100 08/10/30 634,455
625,000 Linde, Inc 3 .550 11/07/42 499,143
225,000 Linde, Inc 2 .000 08/10/50 120,413
150,000 Lubrizol Corp 6 .500 10/01/34 165,957
575,000 LYB International Finance BV 5 .250 07/15/43 506,658
550,000 LYB International Finance BV 4 .875 03/15/44 461,406
150,000 LYB International Finance III LLC 2 .250 10/01/30 134,027
500,000 LYB International Finance III LLC 5 .125 01/15/31 499,208
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,007,838
1,000,000 LYB International Finance III LLC 5 .500 03/01/34 991,459
500,000 LYB International Finance III LLC 6 .150 05/15/35 512,435
500,000 LYB International Finance III LLC 5 .875 01/15/36 501,354

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 1,000,000 LYB International Finance III LLC 4 .200% 10/15/49 $ 727,197
750,000 LYB International Finance III LLC 4 .200 05/01/50 545,020
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 660,526
500,000 LYB International Finance III LLC 3 .800 10/01/60 315,574
475,000 LyondellBasell Industries NV 4 .625 02/26/55 362,362
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 230,940
1,000,000 Martin Marietta Materials, Inc 5 .150 12/01/34 999,938
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 366,590
500,000 Martin Marietta Materials, Inc 3 .200 07/15/51 331,963
1,000,000 Martin Marietta Materials, Inc 5 .500 12/01/54 956,544
750,000 Mosaic Co 5 .375 11/15/28 758,981
300,000 Mosaic Co 5 .450 11/15/33 303,627
100,000 Mosaic Co 4 .875 11/15/41 90,065
600,000 Mosaic Co 5 .625 11/15/43 570,184
2,500,000 Newmont Corp 5 .350 03/15/34 2,565,163
298,000 Newmont Corp 5 .875 04/01/35 314,817
300,000 Newmont Corp 5 .450 06/09/44 293,644
2,150,000 Nucor Corp 2 .700 06/01/30 2,001,961
500,000 Nucor Corp 4 .650 06/01/30 500,496
500,000 Nucor Corp 3 .125 04/01/32 459,649
500,000 Nucor Corp 5 .100 06/01/35 502,676
1,000,000 Nucor Corp 2 .979 12/15/55 625,707
550,000 Nutrien Ltd 4 .200 04/01/29 544,664
500,000 Nutrien Ltd 2 .950 05/13/30 469,211
1,000,000 Nutrien Ltd 4 .850 05/29/31 999,037
200,000 Nutrien Ltd 4 .125 03/15/35 183,883
1,000,000 Nutrien Ltd 5 .350 05/29/36 997,753
200,000 Nutrien Ltd 5 .625 12/01/40 199,612
200,000 Nutrien Ltd 4 .900 06/01/43 180,216
691,000 Nutrien Ltd 5 .250 01/15/45 647,183
1,050,000 Nutrien Ltd 5 .000 04/01/49 933,790
300,000 Nutrien Ltd 3 .950 05/13/50 226,771
750,000 Nutrien Ltd 5 .800 03/27/53 744,642
1,000,000 Owens Corning 5 .950 06/15/54 1,015,964
550,000 Packaging Corp of America 3 .400 12/15/27 541,701
100,000 Packaging Corp of America 3 .000 12/15/29 94,707
500,000 Packaging Corp of America 5 .700 12/01/33 520,428
500,000 Packaging Corp of America 4 .050 12/15/49 388,972
750,000 Packaging Corp of America 3 .050 10/01/51 485,953
425,000 PPG Industries, Inc 3 .750 03/15/28 419,591
500,000 PPG Industries, Inc 2 .550 06/15/30 463,433
500,000 PPG Industries, Inc 4 .375 03/15/31 491,252
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 450,655
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 442,088
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 344,049
1,000,000 Rio Tinto Finance USA plc 4 .875 03/14/30 1,009,449
1,000,000 Rio Tinto Finance USA plc 5 .000 03/14/32 1,010,178
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,514,253
1,000,000 Rio Tinto Finance USA plc 5 .250 03/14/35 1,015,423
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,195,560
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 926,777
950,000 Rio Tinto Finance USA plc 5 .750 03/14/55 961,066
1,000,000 Rio Tinto Finance USA plc 5 .875 03/14/65 1,017,268
300,000 RPM International, Inc 4 .550 03/01/29 299,036
1,000,000 RPM International, Inc 2 .950 01/15/32 900,951
100,000 RPM International, Inc 5 .250 06/01/45 92,870
200,000 RPM International, Inc 4 .250 01/15/48 160,657
500,000 Sherwin-Williams Co 2 .950 08/15/29 476,256
500,000 Sherwin-Williams Co 2 .300 05/15/30 457,657
500,000 Sherwin-Williams Co 4 .800 09/01/31 500,626
950,000 Sherwin-Williams Co 2 .200 03/15/32 830,125
500,000 Sherwin-Williams Co 5 .150 08/15/35 501,359

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 200,000 Sherwin-Williams Co 4 .000% 12/15/42 $ 162,557
900,000 Sherwin-Williams Co 4 .500 06/01/47 756,824
900,000 Sherwin-Williams Co 3 .800 08/15/49 678,583
500,000 Sherwin-Williams Co 3 .300 05/15/50 338,205
500,000 Sherwin-Williams Co 2 .900 03/15/52 309,325
225,000 Smurfit Kappa Treasury ULC 5 .438 04/03/34 228,737
300,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 299,129
500,000 Smurfit Westrock Financing DAC 5 .418 01/15/35 506,037
1,000,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 989,701
750,000 Sonoco Products Co 3 .125 05/01/30 704,974
1,000,000 Sonoco Products Co 2 .850 02/01/32 898,631
1,000,000 Sonoco Products Co 5 .000 09/01/34 980,853
100,000 Southern Copper Corp 7 .500 07/27/35 115,290
1,000,000 Southern Copper Corp 5 .350 06/24/36 994,500
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,305,023
2,000,000 Southern Copper Corp 5 .875 04/23/45 2,010,624
100,000 Steel Dynamics, Inc 3 .250 01/15/31 93,765
250,000 Steel Dynamics, Inc 5 .375 08/15/34 253,175
1,500,000 Steel Dynamics, Inc 5 .250 05/15/35 1,505,747
500,000 Steel Dynamics, Inc 3 .250 10/15/50 335,978
500,000 Steel Dynamics, Inc 5 .750 05/15/55 496,214
700,000 Suzano Austria GmbH 2 .500 09/15/28 663,456
600,000 Suzano Austria GmbH 6 .000 01/15/29 609,496
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 938,556
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,329,715
1,150,000 Suzano Netherlands BV 5 .500 01/15/36 1,118,050
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,904,867
2,000,000 Vale Overseas Ltd 6 .125 06/12/33 2,095,000
1,750,000 Vale Overseas Ltd 6 .400 06/28/54 1,785,875
275,000 Vulcan Materials Co 3 .500 06/01/30 263,088
600,000 Vulcan Materials Co 5 .350 12/01/34 609,399
475,000 Vulcan Materials Co 4 .500 06/15/47 406,679
200,000 Vulcan Materials Co 4 .700 03/01/48 174,817
1,000,000 Vulcan Materials Co 5 .700 12/01/54 992,172
500,000 Westlake Corp 5 .550 11/15/35 495,635
500,000 Westlake Corp 2 .875 08/15/41 343,716
500,000 Westlake Corp 5 .000 08/15/46 430,517
200,000 Westlake Corp 4 .375 11/15/47 155,137
500,000 Westlake Corp 3 .125 08/15/51 306,945
500,000 Westlake Corp 6 .375 11/15/55 493,744
500,000 Westlake Corp 3 .375 08/15/61 300,413
325,000 WRKCo, Inc 4 .000 03/15/28 321,820
240,000 WRKCo, Inc 3 .900 06/01/28 236,838
950,000 WRKCo, Inc 4 .900 03/15/29 953,792
685,000 WRKCo, Inc 4 .200 06/01/32 657,284
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,232,967
750,000 Yamana Gold, Inc 2 .630 08/15/31 669,025
TOTAL MATERIALS 154,366,654
MEDIA & ENTERTAINMENT - 0.8%
850,000 Alphabet, Inc 1 .100 08/15/30 745,706
500,000 Alphabet, Inc 4 .100 11/15/30 492,637
2,000,000 Alphabet, Inc 4 .100 02/15/31 1,965,160
1,000,000 Alphabet, Inc 1 .900 08/15/40 664,535
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,495,192
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 550,007
3,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 2,966,058
1,600,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 1,615,146
200,000 Asian Infrastructure Investment Bank 4 .500 05/21/35 201,114
570,000 Asian Infrastructure Investment Bank 4 .125 01/14/36 555,728
500,000 Baidu, Inc 4 .375 03/29/28 498,910
500,000 Baidu, Inc 4 .875 11/14/28 503,217
300,000 Baidu, Inc 3 .425 04/07/30 288,519

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 1,000,000 Baidu, Inc 2 .375% 08/23/31 $ 898,580
500,000 Bain Capital Specialty Finance, Inc 5 .950 03/01/31 483,177
500,000 (a) Blue Owl Technology Finance Corp 6 .100 03/15/28 498,362
950,000 Charter Communications Operating LLC 3 .750 02/15/28 931,260
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,280,529
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,781,910
1,500,000 (a) Charter Communications Operating LLC 2 .300 02/01/32 1,274,780
500,000 Charter Communications Operating LLC 4 .400 04/01/33 460,380
1,000,000 Charter Communications Operating LLC 6 .650 02/01/34 1,026,016
2,625,000 Charter Communications Operating LLC 6 .550 06/01/34 2,679,743
750,000 Charter Communications Operating LLC 6 .384 10/23/35 748,774
1,500,000 Charter Communications Operating LLC 5 .850 12/01/35 1,451,847
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,343,670
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,050,156
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,420,940
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,133,151
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,157,383
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,234,889
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,864,758
2,000,000 Charter Communications Operating LLC 3 .700 04/01/51 1,240,929
1,500,000 Charter Communications Operating LLC 3 .900 06/01/52 956,197
1,750,000 Charter Communications Operating LLC 5 .250 04/01/53 1,364,542
1,500,000 (a) Charter Communications Operating LLC 6 .700 12/01/55 1,429,412
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 591,311
500,000 (a) Charter Communications Operating LLC 5 .500 04/01/63 383,387
1,800,000 Comcast Corp 4 .250 10/15/30 1,764,668
3,250,000 Comcast Corp 5 .500 11/15/32 3,337,642
1,925,000 Comcast Corp 4 .250 01/15/33 1,833,377
2,000,000 Comcast Corp 4 .650 02/15/33 1,954,598
150,000 Comcast Corp 7 .050 03/15/33 166,631
2,000,000 Comcast Corp 4 .800 05/15/33 1,968,863
3,500,000 Comcast Corp 5 .300 06/01/34 3,513,654
200,000 Comcast Corp 4 .200 08/15/34 185,590
2,500,000 (a) Comcast Corp 5 .300 05/15/35 2,508,136
500,000 Comcast Corp 4 .400 08/15/35 464,269
36,000 Comcast Corp 6 .500 11/15/35 38,382
1,475,000 Comcast Corp 3 .200 07/15/36 1,225,018
5,079,000 (b) Comcast Corp 5 .168 01/15/37 4,879,858
3,150,000 Comcast Corp 3 .900 03/01/38 2,667,876
1,000,000 Comcast Corp 3 .250 11/01/39 762,228
3,800,000 Comcast Corp 3 .750 04/01/40 3,037,247
1,275,000 Comcast Corp 3 .400 07/15/46 860,172
631,000 Comcast Corp 3 .969 11/01/47 449,950
1,500,000 Comcast Corp 4 .000 03/01/48 1,081,488
1,407,000 Comcast Corp 3 .999 11/01/49 997,799
2,525,000 Comcast Corp 3 .450 02/01/50 1,623,905
425,000 Comcast Corp 2 .800 01/15/51 236,876
1,237,000 Comcast Corp 2 .887 11/01/51 701,061
1,050,000 Comcast Corp 2 .450 08/15/52 537,557
3,750,000 Comcast Corp 5 .350 05/15/53 3,233,450
1,000,000 Comcast Corp 5 .650 06/01/54 896,373
500,000 (a) Comcast Corp 6 .050 05/15/55 478,208
2,000,000 Comcast Corp 5 .500 05/15/64 1,710,663
1,000,000 Extra Space Storage LP 4 .950 01/15/33 989,798
500,000 Fox Corp 3 .500 04/08/30 478,542
2,000,000 Fox Corp 6 .500 10/13/33 2,128,625
1,500,000 Fox Corp 5 .476 01/25/39 1,453,515
650,000 Fox Corp 5 .576 01/25/49 602,289
1,000,000 GE HealthCare Technologies, Inc 4 .950 12/15/35 975,990
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 1,000,151
5,000,000 Inter-American Investment Corp 4 .375 05/28/31 5,021,626
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,507,526

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 1,000,000 Meta Platforms, Inc 4 .800% 05/15/30 $ 1,009,968
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,892,549
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,499,300
3,300,000 Meta Platforms, Inc 4 .875 11/15/35 3,211,451
3,000,000 Meta Platforms, Inc 5 .250 05/15/36 2,978,825
2,750,000 Meta Platforms, Inc 5 .500 11/15/45 2,551,797
3,275,000 Meta Platforms, Inc 6 .200 05/15/46 3,277,266
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,541,188
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,273,663
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,205,843
2,900,000 Meta Platforms, Inc 5 .625 11/15/55 2,627,854
3,950,000 Meta Platforms, Inc 6 .300 05/15/56 3,931,903
1,500,000 Meta Platforms, Inc 4 .650 08/15/62 1,139,237
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 900,282
500,000 Morgan Stanley Direct Lending Fund 6 .000 05/19/30 497,214
1,500,000 MSCI, Inc 5 .150 03/15/36 1,451,972
870,000 NBCUniversal Media LLC 4 .450 01/15/43 741,376
2,500,000 Netflix, Inc 5 .875 11/15/28 2,579,099
1,000,000 Netflix, Inc 4 .900 08/15/34 997,558
500,000 Netflix, Inc 5 .400 08/15/54 480,265
750,000 Omnicom Group, Inc 2 .450 04/30/30 689,592
1,000,000 Omnicom Group, Inc 2 .400 03/01/31 896,490
700,000 Omnicom Group, Inc 2 .600 08/01/31 628,302
1,000,000 Omnicom Group, Inc 5 .000 06/02/33 982,372
500,000 Omnicom Group, Inc 5 .375 06/15/33 500,784
750,000 Omnicom Group, Inc 5 .300 11/01/34 744,298
1,000,000 Omnicom Group, Inc 5 .300 06/02/36 974,830
1,000,000 Omnicom Group, Inc 3 .375 03/01/41 751,034
400,000 Omnicom Group, Inc 5 .400 10/01/48 359,168
1,000,000 Otis Worldwide Corp 5 .131 09/04/35 996,853
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,041,176
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 953,507
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 675,866
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,065,624
400,000 Time Warner Cable LLC 7 .300 07/01/38 411,386
500,000 Time Warner Cable LLC 6 .750 06/15/39 489,396
890,000 Time Warner Cable LLC 5 .875 11/15/40 795,858
475,000 Time Warner Cable LLC 5 .500 09/01/41 406,427
3,375,000 Time Warner Cable LLC 4 .500 09/15/42 2,543,690
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 332,510
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 88,054
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 158,810
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,055,964
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 68,537
2,000,000 Walt Disney Co 2 .200 01/13/28 1,940,639
1,000,000 Walt Disney Co 3 .750 03/14/29 984,194
1,000,000 Walt Disney Co 3 .800 03/22/30 977,443
2,000,000 Walt Disney Co 2 .650 01/13/31 1,846,972
1,500,000 Walt Disney Co 4 .000 03/14/31 1,465,633
229,000 Walt Disney Co 6 .400 12/15/35 252,398
1,000,000 Walt Disney Co 4 .625 03/14/36 969,857
325,000 Walt Disney Co 6 .650 11/15/37 364,160
1,000,000 Walt Disney Co 3 .500 05/13/40 820,372
1,425,000 Walt Disney Co 6 .150 02/15/41 1,526,754
225,000 Walt Disney Co 5 .400 10/01/43 220,979
500,000 Walt Disney Co 4 .750 09/15/44 449,158
300,000 Walt Disney Co 4 .950 10/15/45 274,620
700,000 Walt Disney Co 4 .750 11/15/46 619,858
1,600,000 Walt Disney Co 2 .750 09/01/49 994,306
3,000,000 Walt Disney Co 4 .700 03/23/50 2,625,162
4,500,000 Walt Disney Co 3 .600 01/13/51 3,287,483

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 900,000 (a) Weibo Corp 3 .375% 07/08/30 $ 843,756
TOTAL MEDIA & ENTERTAINMENT 175,364,495
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
2,000,000 AbbVie, Inc 4 .650 03/15/28 2,008,603
1,950,000 AbbVie, Inc 4 .800 03/15/29 1,965,119
3,750,000 AbbVie, Inc 3 .200 11/21/29 3,590,777
1,500,000 AbbVie, Inc 4 .875 03/15/30 1,516,510
1,000,000 AbbVie, Inc 4 .125 03/15/31 978,526
1,500,000 AbbVie, Inc 4 .950 03/15/31 1,521,258
1,000,000 AbbVie, Inc 4 .400 03/15/33 978,464
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,516,181
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,182,200
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,854,718
1,000,000 AbbVie, Inc 4 .750 03/15/36 978,346
675,000 AbbVie, Inc 4 .300 05/14/36 637,278
2,300,000 AbbVie, Inc 4 .050 11/21/39 2,026,764
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,912,120
3,000,000 AbbVie, Inc 5 .350 03/15/44 2,930,760
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,491,563
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,182,839
925,000 AbbVie, Inc 4 .700 05/14/45 829,012
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,159,542
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,033,418
2,975,000 AbbVie, Inc 4 .250 11/21/49 2,428,610
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,009,009
1,000,000 AbbVie, Inc 5 .600 03/15/55 991,352
200,000 AbbVie, Inc 5 .550 03/15/56 196,764
1,500,000 AbbVie, Inc 5 .500 03/15/64 1,442,595
300,000 AbbVie, Inc 5 .650 03/15/66 295,816
500,000 Agilent Technologies, Inc 2 .750 09/15/29 472,383
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 906,046
500,000 Agilent Technologies, Inc 2 .300 03/12/31 449,153
1,000,000 (b) Agilent Technologies, Inc 4 .900 01/15/32 1,000,914
500,000 Agilent Technologies, Inc 4 .750 09/09/34 492,111
1,500,000 Amgen, Inc 1 .650 08/15/28 1,413,588
1,000,000 Amgen, Inc 4 .050 08/18/29 984,741
1,000,000 Amgen, Inc 2 .450 02/21/30 927,433
4,175,000 Amgen, Inc 5 .250 03/02/30 4,253,840
1,500,000 Amgen, Inc 4 .200 02/19/31 1,470,876
500,000 Amgen, Inc 2 .300 02/25/31 450,699
850,000 Amgen, Inc 3 .350 02/22/32 788,745
1,000,000 Amgen, Inc 4 .200 03/01/33 960,745
2,300,000 Amgen, Inc 5 .250 03/02/33 2,340,462
575,000 Amgen, Inc 4 .850 02/19/36 563,315
1,325,000 Amgen, Inc 3 .150 02/21/40 1,033,060
1,500,000 Amgen, Inc 2 .800 08/15/41 1,086,584
126,000 Amgen, Inc 5 .150 11/15/41 119,852
2,900,000 Amgen, Inc 5 .600 03/02/43 2,882,535
2,675,000 Amgen, Inc 4 .400 05/01/45 2,266,226
500,000 Amgen, Inc 5 .500 02/19/46 484,953
2,128,000 Amgen, Inc 4 .563 06/15/48 1,802,041
2,575,000 Amgen, Inc 3 .375 02/21/50 1,818,955
2,447,000 Amgen, Inc 4 .663 06/15/51 2,079,072
1,000,000 Amgen, Inc 3 .000 01/15/52 643,743
1,000,000 Amgen, Inc 4 .200 02/22/52 786,169
1,000,000 Amgen, Inc 4 .875 03/01/53 870,312
950,000 Amgen, Inc 5 .650 03/02/53 924,638
172,000 Amgen, Inc 2 .770 09/01/53 101,528
300,000 Amgen, Inc 5 .650 02/19/56 292,895
1,000,000 Amgen, Inc 4 .400 02/22/62 782,374
1,250,000 Amgen, Inc 5 .750 03/02/63 1,212,125
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,008,338

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,000,000 AstraZeneca Finance LLC 4 .900% 03/03/30 $ 1,013,173
1,500,000 AstraZeneca Finance LLC 4 .900 02/26/31 1,519,659
750,000 AstraZeneca Finance LLC 4 .000 03/02/31 731,974
750,000 AstraZeneca Finance LLC 4 .300 03/02/33 730,477
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,514,936
750,000 AstraZeneca Finance LLC 4 .600 03/02/36 727,202
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,684,201
1,000,000 AstraZeneca plc 1 .375 08/06/30 882,886
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,109,843
625,000 AstraZeneca plc 4 .000 09/18/42 530,135
500,000 AstraZeneca plc 4 .375 11/16/45 435,902
750,000 AstraZeneca plc 4 .375 08/17/48 646,281
600,000 AstraZeneca plc 2 .125 08/06/50 334,758
525,000 Augusta SpinCo Corp 4 .656 03/23/31 520,993
1,000,000 Augusta SpinCo Corp 4 .945 03/23/33 993,862
275,000 Augusta SpinCo Corp 5 .245 03/23/36 275,207
149,000 Baxalta, Inc 5 .250 06/23/45 139,540
1,050,000 Biogen, Inc 2 .250 05/01/30 958,482
500,000 Biogen, Inc 5 .050 01/15/31 505,962
500,000 Biogen, Inc 5 .750 05/15/35 521,083
1,375,000 Biogen, Inc 3 .150 05/01/50 895,288
1,346,000 Biogen, Inc 3 .250 02/15/51 886,118
500,000 Biogen, Inc 6 .450 05/15/55 534,523
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 488,145
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 1,011,850
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,568,205
1,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 1,529,173
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,279,101
615,000 Bristol-Myers Squibb Co 5 .900 11/15/33 653,563
2,000,000 Bristol-Myers Squibb Co 5 .200 02/22/34 2,039,611
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,515,570
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 87,669
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 298,239
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 492,906
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,488,025
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 416,048
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,525,946
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,169,543
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,520,832
1,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 1,464,861
200,000 Danaher Corp 4 .375 09/15/45 171,818
400,000 Danaher Corp 2 .600 10/01/50 241,800
750,000 Danaher Corp 2 .800 12/10/51 469,103
1,000,000 Eli Lilly & Co 4 .150 05/20/29 994,800
1,500,000 Eli Lilly & Co 4 .250 03/15/31 1,485,668
1,500,000 Eli Lilly & Co 4 .375 05/20/31 1,488,455
1,500,000 Eli Lilly & Co 4 .900 02/12/32 1,520,522
1,000,000 Eli Lilly & Co 4 .550 10/15/32 994,106
850,000 Eli Lilly & Co 4 .700 02/27/33 852,118
1,000,000 Eli Lilly & Co 4 .650 05/20/33 994,507
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,489,510
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,186,430
1,500,000 Eli Lilly & Co 5 .100 02/12/35 1,523,555
1,500,000 Eli Lilly & Co 4 .900 10/15/35 1,496,895
1,500,000 Eli Lilly & Co 4 .850 05/20/36 1,485,132
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,401,663
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,384,259
1,000,000 Eli Lilly & Co 5 .050 08/14/54 928,855
500,000 Eli Lilly & Co 5 .500 02/12/55 496,899
125,000 Eli Lilly & Co 5 .550 10/15/55 124,932
900,000 Eli Lilly & Co 5 .600 05/20/56 903,921
750,000 Eli Lilly & Co 2 .500 09/15/60 407,634

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,425,000 Eli Lilly & Co 4 .950% 02/27/63 $ 1,270,373
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,369,682
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,392,119
100,000 Eli Lilly & Co 5 .650 10/15/65 100,110
450,000 Eli Lilly & Co 5 .700 05/20/66 452,439
1,000,000 Gilead Sciences, Inc 4 .400 05/20/29 997,842
1,815,000 Gilead Sciences, Inc 1 .650 10/01/30 1,609,439
1,500,000 Gilead Sciences, Inc 4 .600 05/20/31 1,495,202
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,541,928
1,500,000 Gilead Sciences, Inc 4 .900 05/20/34 1,497,438
1,000,000 Gilead Sciences, Inc 5 .100 06/15/35 1,008,355
450,000 Gilead Sciences, Inc 4 .600 09/01/35 437,155
550,000 Gilead Sciences, Inc 4 .000 09/01/36 503,793
325,000 Gilead Sciences, Inc 2 .600 10/01/40 236,097
250,000 Gilead Sciences, Inc 5 .650 12/01/41 254,781
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 934,033
950,000 Gilead Sciences, Inc 4 .500 02/01/45 826,521
925,000 Gilead Sciences, Inc 4 .750 03/01/46 828,260
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,247,563
1,100,000 Gilead Sciences, Inc 2 .800 10/01/50 694,208
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 987,239
1,000,000 Gilead Sciences, Inc 5 .500 11/15/54 977,191
1,000,000 Gilead Sciences, Inc 5 .600 11/15/64 983,463
1,400,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 1,363,211
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 918,288
1,000,000 GlaxoSmithKline Capital, Inc 4 .500 04/15/30 1,001,258
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 360,499
1,000,000 GlaxoSmithKline Capital, Inc 4 .875 04/15/35 991,638
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,368,394
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 734,900
750,000 Illumina, Inc 2 .550 03/23/31 676,343
1,000,000 Johnson & Johnson 4 .700 03/01/30 1,012,444
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,772,589
850,000 Johnson & Johnson 4 .900 06/01/31 868,969
1,000,000 Johnson & Johnson 4 .850 03/01/32 1,021,795
1,000,000 Johnson & Johnson 4 .375 12/05/33 992,353
1,500,000 Johnson & Johnson 4 .950 06/01/34 1,539,615
2,000,000 Johnson & Johnson 5 .000 03/01/35 2,050,385
250,000 Johnson & Johnson 3 .550 03/01/36 226,800
450,000 Johnson & Johnson 3 .625 03/03/37 402,893
250,000 Johnson & Johnson 5 .950 08/15/37 274,158
675,000 Johnson & Johnson 3 .400 01/15/38 584,762
375,000 Johnson & Johnson 5 .850 07/15/38 405,732
300,000 Johnson & Johnson 4 .500 12/05/43 277,797
1,200,000 Johnson & Johnson 3 .700 03/01/46 958,442
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,292,884
1,100,000 Johnson & Johnson 3 .500 01/15/48 832,753
1,500,000 (a) Johnson & Johnson 5 .250 06/01/54 1,497,048
1,000,000 Johnson & Johnson 2 .450 09/01/60 541,999
1,000,000 Merck & Co, Inc 4 .300 05/17/30 993,674
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,823,553
1,500,000 Merck & Co, Inc 4 .150 09/15/30 1,482,240
1,500,000 Merck & Co, Inc 4 .650 05/22/31 1,502,453
1,150,000 Merck & Co, Inc 2 .150 12/10/31 1,014,922
1,000,000 Merck & Co, Inc 4 .550 09/15/32 992,767
1,000,000 Merck & Co, Inc 4 .500 05/17/33 988,610
1,000,000 Merck & Co, Inc 4 .950 05/22/33 1,006,558
1,500,000 Merck & Co, Inc 4 .950 09/15/35 1,496,330
3,000,000 Merck & Co, Inc 4 .750 12/04/35 2,939,590
1,500,000 Merck & Co, Inc 5 .200 05/22/36 1,518,604
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,300,064
425,000 Merck & Co, Inc 2 .350 06/24/40 302,635

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 100,000 Merck & Co, Inc 3 .600% 09/15/42 $ 80,025
925,000 Merck & Co, Inc 4 .150 05/18/43 788,203
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,156,721
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,434,616
500,000 Merck & Co, Inc 5 .750 05/22/46 508,757
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,273,074
375,000 Merck & Co, Inc 2 .450 06/24/50 220,074
625,000 Merck & Co, Inc 2 .750 12/10/51 383,403
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,252,770
1,500,000 Merck & Co, Inc 5 .700 09/15/55 1,509,257
1,375,000 Merck & Co, Inc 5 .550 12/04/55 1,350,351
175,000 Merck & Co, Inc 5 .850 05/22/56 179,237
1,100,000 Merck & Co, Inc 2 .900 12/10/61 636,332
500,000 Mylan, Inc 4 .550 04/15/28 496,859
700,000 Mylan, Inc 5 .200 04/15/48 582,300
1,000,000 Novartis Capital Corp 2 .200 08/14/30 915,856
1,000,000 Novartis Capital Corp 4 .100 11/05/30 982,456
625,000 Novartis Capital Corp 4 .400 03/18/31 620,406
1,000,000 Novartis Capital Corp 4 .000 09/18/31 977,303
1,000,000 Novartis Capital Corp 4 .300 11/05/32 978,541
1,125,000 Novartis Capital Corp 4 .600 03/18/33 1,114,649
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,443,480
1,000,000 Novartis Capital Corp 4 .600 11/05/35 976,978
2,000,000 Novartis Capital Corp 4 .900 03/18/36 1,987,627
400,000 Novartis Capital Corp 3 .700 09/21/42 327,438
1,025,000 Novartis Capital Corp 4 .400 05/06/44 903,079
1,000,000 Novartis Capital Corp 5 .200 11/05/45 964,776
1,000,000 Novartis Capital Corp 4 .000 11/20/45 826,711
575,000 Novartis Capital Corp 5 .600 03/18/46 580,563
350,000 Novartis Capital Corp 4 .700 09/18/54 308,256
500,000 Novartis Capital Corp 5 .700 03/18/56 509,505
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 5,003,624
3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 3,268,290
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,648,027
1,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 1,672,185
3,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 3,219,920
1,000,000 Pfizer, Inc 4 .200 11/15/30 987,130
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,309,750
1,000,000 Pfizer, Inc 4 .500 11/15/32 986,376
1,000,000 Pfizer, Inc 4 .875 11/15/35 988,568
425,000 Pfizer, Inc 4 .000 12/15/36 389,841
500,000 Pfizer, Inc 4 .100 09/15/38 452,099
875,000 Pfizer, Inc 3 .900 03/15/39 760,962
350,000 Pfizer, Inc 7 .200 03/15/39 410,139
1,250,000 Pfizer, Inc 2 .550 05/28/40 907,306
625,000 Pfizer, Inc 4 .300 06/15/43 537,157
1,100,000 Pfizer, Inc 4 .400 05/15/44 959,555
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,540,037
1,200,000 Pfizer, Inc 4 .200 09/15/48 979,679
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,654,843
1,000,000 Pfizer, Inc 2 .700 05/28/50 619,917
1,000,000 Pfizer, Inc 5 .600 11/15/55 992,768
1,000,000 Pfizer, Inc 5 .700 11/15/65 979,952
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 884,391
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 304,448
1,000,000 Revvity, Inc 2 .550 03/15/31 899,895
300,000 Revvity, Inc 2 .250 09/15/31 264,461
1,000,000 Revvity, Inc 3 .625 03/15/51 704,831
375,000 Royalty Pharma plc 2 .200 09/02/30 338,868
1,000,000 Royalty Pharma plc 5 .400 09/02/34 1,009,312
1,000,000 Royalty Pharma plc 5 .200 09/25/35 990,787
1,000,000 Royalty Pharma plc 3 .550 09/02/50 698,614

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 500,000 Royalty Pharma plc 5 .900% 09/02/54 $ 494,631
1,000,000 Royalty Pharma plc 5 .950 09/25/55 996,620
500,000 Sanofi 3 .625 06/19/28 493,852
1,500,000 Sanofi S.A. 4 .200 11/03/32 1,466,958
1,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 1,108,000
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 636,125
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 1,011,479
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,555,286
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 993,202
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 977,159
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 985,783
1,000,000 Takeda US Financing, Inc 5 .200 07/07/35 997,828
500,000 Takeda US Financing, Inc 5 .900 07/07/55 504,814
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,412,934
500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 507,625
1,000,000 Thermo Fisher Scientific, Inc 4 .215 02/12/31 982,027
1,000,000 Thermo Fisher Scientific, Inc 4 .200 03/01/31 981,432
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 241,723
500,000 Thermo Fisher Scientific, Inc 4 .473 10/07/32 492,050
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 505,295
1,000,000 Thermo Fisher Scientific, Inc 4 .550 06/15/33 982,434
500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 506,365
1,000,000 Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,018,664
500,000 Thermo Fisher Scientific, Inc 4 .794 10/07/35 491,160
1,000,000 Thermo Fisher Scientific, Inc 4 .902 02/12/36 988,235
1,000,000 Thermo Fisher Scientific, Inc 4 .894 10/07/37 983,153
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,096,349
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 194,641
250,000 Thermo Fisher Scientific, Inc 5 .546 02/12/46 247,788
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 164,923
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 634,548
375,000 Viatris, Inc 2 .700 06/22/30 342,237
600,000 Viatris, Inc 3 .850 06/22/40 471,777
1,950,000 Viatris, Inc 4 .000 06/22/50 1,338,594
150,000 Wyeth LLC 6 .500 02/01/34 164,373
275,000 Wyeth LLC 5 .950 04/01/37 291,974
425,000 Zoetis, Inc 3 .000 09/12/27 418,147
500,000 Zoetis, Inc 3 .900 08/20/28 493,865
1,250,000 Zoetis, Inc 5 .600 11/16/32 1,298,223
1,000,000 Zoetis, Inc 5 .000 08/17/35 987,660
900,000 Zoetis, Inc 4 .700 02/01/43 804,871
650,000 Zoetis, Inc 3 .950 09/12/47 506,956
200,000 Zoetis, Inc 4 .450 08/20/48 167,309
375,000 Zoetis, Inc 3 .000 05/15/50 244,670
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 299,805,203
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 5 .500 04/01/29 510,118
1,000,000 CBRE Services, Inc 2 .500 04/01/31 897,846
750,000 CBRE Services, Inc 4 .900 01/15/33 739,192
1,000,000 CBRE Services, Inc 5 .950 08/15/34 1,041,963
1,000,000 CBRE Services, Inc 5 .250 06/01/36 986,100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,175,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 482,743
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 419,434
2,000,000 Analog Devices, Inc 4 .500 06/15/30 1,995,126
600,000 Analog Devices, Inc 2 .100 10/01/31 528,191
500,000 Analog Devices, Inc 5 .050 04/01/34 505,320
300,000 Analog Devices, Inc 2 .800 10/01/41 217,969
1,000,000 Analog Devices, Inc 2 .950 10/01/51 646,424
500,000 Analog Devices, Inc 5 .300 04/01/54 476,220
500,000 Applied Materials, Inc 4 .800 06/15/29 505,658

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7% (continued)
$ 950,000 Applied Materials, Inc 1 .750% 06/01/30 $ 855,165
250,000 Applied Materials, Inc 5 .100 10/01/35 252,373
100,000 Applied Materials, Inc 5 .850 06/15/41 104,820
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,028,953
775,000 Applied Materials, Inc 2 .750 06/01/50 497,333
1,000,000 Broadcom, Inc 4 .350 02/15/30 989,995
2,500,000 Broadcom, Inc 5 .050 04/15/30 2,537,137
725,000 Broadcom, Inc 4 .200 10/15/30 710,688
343,000 Broadcom, Inc 4 .150 11/15/30 335,775
300,000 Broadcom, Inc 4 .300 01/15/31 295,104
1,500,000 Broadcom, Inc 2 .450 02/15/31 1,357,182
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,035,062
1,000,000 Broadcom, Inc 4 .550 02/15/32 986,514
625,000 (b) Broadcom, Inc 4 .150 04/15/32 601,526
1,000,000 Broadcom, Inc 5 .200 04/15/32 1,018,992
2,000,000 Broadcom, Inc 4 .900 07/15/32 2,006,543
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,452,890
2,000,000 Broadcom, Inc 4 .600 01/15/33 1,961,883
1,500,000 Broadcom, Inc 2 .600 02/15/33 1,303,901
5,883,000 Broadcom, Inc 3 .419 04/15/33 5,362,861
2,522,000 Broadcom, Inc 3 .469 04/15/34 2,264,731
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,076,587
1,500,000 Broadcom, Inc 5 .200 07/15/35 1,505,042
3,327,000 (b) Broadcom, Inc 3 .137 11/15/35 2,826,155
1,450,000 Broadcom, Inc 4 .950 01/15/36 1,424,188
2,000,000 Broadcom, Inc 4 .800 02/15/36 1,940,894
3,043,000 (b) Broadcom, Inc 3 .187 11/15/36 2,549,594
675,000 Broadcom, Inc 5 .700 01/15/56 669,748
1,000,000 Intel Corp 4 .000 08/05/29 981,562
2,500,000 Intel Corp 2 .450 11/15/29 2,326,037
1,000,000 Intel Corp 5 .125 02/10/30 1,012,086
1,500,000 Intel Corp 3 .900 03/25/30 1,457,009
1,000,000 Intel Corp 5 .000 02/21/31 1,007,661
1,250,000 Intel Corp 4 .650 06/01/31 1,237,858
2,000,000 Intel Corp 2 .000 08/12/31 1,742,493
1,000,000 Intel Corp 4 .150 08/05/32 958,914
250,000 Intel Corp 4 .000 12/15/32 236,063
1,500,000 Intel Corp 5 .200 02/10/33 1,516,530
1,250,000 Intel Corp 5 .000 08/15/33 1,240,436
1,000,000 (a) Intel Corp 5 .150 02/21/34 1,000,521
250,000 Intel Corp 5 .300 05/15/36 248,749
1,000,000 Intel Corp 2 .800 08/12/41 701,155
1,000,000 Intel Corp 5 .625 02/10/43 971,541
200,000 Intel Corp 4 .100 05/19/46 154,905
675,000 Intel Corp 4 .100 05/11/47 515,050
1,328,000 Intel Corp 3 .734 12/08/47 956,068
2,500,000 Intel Corp 3 .250 11/15/49 1,627,741
3,175,000 Intel Corp 4 .750 03/25/50 2,637,927
1,000,000 Intel Corp 4 .900 08/05/52 840,468
1,500,000 Intel Corp 5 .700 02/10/53 1,414,587
550,000 Intel Corp 5 .600 02/21/54 514,386
1,250,000 Intel Corp 6 .125 05/15/56 1,248,337
1,000,000 Intel Corp 3 .100 02/15/60 570,814
1,000,000 Intel Corp 5 .050 08/05/62 834,481
1,000,000 Intel Corp 5 .900 02/10/63 956,715
1,250,000 Intel Corp 6 .200 05/15/66 1,245,683
300,000 KLA Corp 4 .100 03/15/29 297,202
1,000,000 KLA Corp 4 .700 02/01/34 988,136
500,000 KLA Corp 5 .000 03/15/49 457,370
1,000,000 KLA Corp 3 .300 03/01/50 694,184
1,500,000 KLA Corp 4 .950 07/15/52 1,360,061
500,000 KLA Corp 5 .250 07/15/62 465,389

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7% (continued)
$ 275,000 Lam Research Corp 4 .000% 03/15/29 $ 271,960
125,000 Lam Research Corp 1 .900 06/15/30 113,127
825,000 Lam Research Corp 4 .875 03/15/49 751,347
200,000 Lam Research Corp 2 .875 06/15/50 128,900
1,200,000 Lam Research Corp 3 .125 06/15/60 748,102
1,000,000 Marvell Technology, Inc 4 .750 07/15/30 997,767
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 1,050,140
1,000,000 Marvell Technology, Inc 5 .450 07/15/35 1,013,770
1,000,000 Marvell Technology, Inc 5 .300 04/15/36 994,928
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,436,047
1,000,000 Microchip Technology, Inc 5 .050 02/15/30 1,004,183
1,000,000 Micron Technology, Inc 2 .703 04/15/32 895,933
750,000 Micron Technology, Inc 3 .366 11/01/41 585,365
5,000,000 NVIDIA Corp 4 .350 06/15/29 4,984,933
2,000,000 NVIDIA Corp 2 .000 06/15/31 1,784,238
4,000,000 NVIDIA Corp 4 .500 06/15/31 3,985,838
3,000,000 NVIDIA Corp 4 .750 06/15/33 2,991,418
6,000,000 NVIDIA Corp 4 .950 06/15/36 5,947,393
1,000,000 NVIDIA Corp 3 .500 04/01/40 830,680
5,000,000 NVIDIA Corp 5 .550 06/15/46 4,962,858
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,514,470
6,000,000 NVIDIA Corp 5 .625 06/15/56 5,955,631
1,000,000 NXP BV 4 .300 08/19/28 992,605
2,000,000 NXP BV 2 .500 05/11/31 1,794,246
1,000,000 NXP BV 2 .650 02/15/32 885,608
1,000,000 NXP BV 4 .850 08/19/32 986,391
500,000 NXP BV 5 .000 01/15/33 498,327
1,000,000 NXP BV 5 .250 08/19/35 1,000,317
325,000 NXP BV 3 .125 02/15/42 236,181
500,000 NXP BV 3 .250 11/30/51 331,364
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 914,669
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 2,020,436
750,000 QUALCOMM, Inc 4 .750 05/20/32 751,153
1,000,000 QUALCOMM, Inc 5 .400 05/20/33 1,035,477
750,000 QUALCOMM, Inc 4 .650 05/20/35 733,772
750,000 QUALCOMM, Inc 5 .000 05/20/35 746,903
650,000 QUALCOMM, Inc 4 .800 05/20/45 579,802
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,241,980
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 827,278
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,021,279
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 897,118
750,000 Texas Instruments, Inc 4 .600 02/08/29 755,194
500,000 Texas Instruments, Inc 2 .250 09/04/29 467,922
325,000 Texas Instruments, Inc 1 .750 05/04/30 293,636
500,000 Texas Instruments, Inc 4 .500 05/23/30 499,873
750,000 Texas Instruments, Inc 3 .650 08/16/32 712,858
500,000 Texas Instruments, Inc 4 .900 03/14/33 506,425
750,000 Texas Instruments, Inc 4 .850 02/08/34 752,542
500,000 Texas Instruments, Inc 5 .100 05/23/35 504,026
350,000 Texas Instruments, Inc 3 .875 03/15/39 306,179
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,216,510
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 913,588
750,000 Texas Instruments, Inc 5 .150 02/08/54 705,017
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 993,043
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 903,920
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 812,386
1,000,000 TSMC Arizona Corp 3 .250 10/25/51 756,258
500,000 (a) TSMC Arizona Corp 4 .500 04/22/52 464,142
1,000,000 Xilinx, Inc 2 .375 06/01/30 921,410
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 154,075,703
SOFTWARE & SERVICES - 0.9%
2,000,000 Accenture Capital, Inc 4 .050 10/04/29 1,967,743

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 1,500,000 Accenture Capital, Inc 4 .250% 10/04/31 $ 1,463,707
550,000 Accenture Capital, Inc 4 .500 10/04/34 527,437
1,000,000 Adobe, Inc 4 .800 04/04/29 1,009,772
1,000,000 (a) Adobe, Inc 4 .950 04/04/34 995,250
1,000,000 Adobe, Inc 5 .300 01/17/35 1,011,583
1,000,000 Amdocs Ltd 2 .538 06/15/30 901,721
1,000,000 AppLovin Corp 5 .125 12/01/29 1,008,299
1,000,000 AppLovin Corp 5 .375 12/01/31 1,013,948
375,000 AppLovin Corp 5 .500 12/01/34 378,390
500,000 AppLovin Corp 5 .950 12/01/54 482,025
500,000 Atlassian Corp 5 .250 05/15/29 501,228
500,000 Atlassian Corp 5 .500 05/15/34 492,610
750,000 Autodesk, Inc 2 .850 01/15/30 704,221
1,000,000 Autodesk, Inc 5 .300 06/15/35 1,000,411
1,000,000 Automatic Data Processing, Inc 4 .750 05/08/32 1,002,077
1,000,000 Booz Allen Hamilton, Inc 5 .950 08/04/33 1,004,157
1,000,000 Booz Allen Hamilton, Inc 5 .950 04/15/35 996,046
1,000,000 Cadence Design Systems, Inc 4 .300 09/10/29 992,052
1,000,000 Cadence Design Systems, Inc 4 .700 09/10/34 978,801
1,000,000 CGI, Inc 2 .300 09/14/31 867,303
2,000,000 Fiserv, Inc 4 .550 02/15/31 1,952,441
2,000,000 Fiserv, Inc 5 .250 08/11/35 1,948,306
500,000 Gartner, Inc 4 .950 03/20/31 486,168
500,000 Gartner, Inc 5 .600 11/20/35 473,451
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 511,238
1,000,000 GENPACT UK 4 .950 11/18/30 984,819
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 1,000,075
1,000,000 IBM International Capital Pte Ltd 4 .900 02/05/34 987,963
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 929,469
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 898,112
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,599,675
1,900,000 International Business Machines Corp 1 .950 05/15/30 1,718,576
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,342,634
1,500,000 International Business Machines Corp 4 .750 02/06/33 1,492,093
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,610,335
19,000 International Business Machines Corp 5 .600 11/30/39 19,147
1,060,000 International Business Machines Corp 4 .000 06/20/42 866,459
500,000 International Business Machines Corp 4 .700 02/19/46 428,495
1,000,000 International Business Machines Corp 4 .900 07/27/52 848,472
1,000,000 International Business Machines Corp 5 .100 02/06/53 878,732
1,000,000 Intuit, Inc 5 .125 09/15/28 1,011,410
350,000 Intuit, Inc 1 .650 07/15/30 311,092
1,000,000 Intuit, Inc 4 .950 06/15/31 999,977
1,000,000 Intuit, Inc 5 .200 09/15/33 1,004,217
1,000,000 Intuit, Inc 5 .500 06/15/36 996,132
1,000,000 Intuit, Inc 5 .500 09/15/53 898,634
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 624,802
500,000 (a) Kyndryl Holdings, Inc 6 .350 02/20/34 472,088
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 531,153
1,000,000 Leidos, Inc 5 .400 03/15/32 1,012,803
1,000,000 Leidos, Inc 5 .750 03/15/33 1,029,491
1,000,000 Leidos, Inc 5 .500 03/15/35 1,008,991
1,000,000 Leidos, Inc 5 .000 03/15/36 963,157
2,000,000 Meta Platforms, Inc 4 .200 11/15/30 1,968,626
3,000,000 Meta Platforms, Inc 4 .550 05/15/31 2,983,859
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 995,780
4,000,000 Meta Platforms, Inc 4 .600 11/15/32 3,933,161
3,000,000 Meta Platforms, Inc 4 .875 05/15/33 2,972,892
3,500,000 Meta Platforms, Inc 4 .750 08/15/34 3,436,422
2,300,000 Meta Platforms, Inc 5 .550 08/15/64 2,009,914
4,000,000 Meta Platforms, Inc 5 .750 11/15/65 3,593,326
3,000,000 Meta Platforms, Inc 6 .450 05/15/66 2,962,867

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 2,250,000 Microsoft Corp 1 .350% 09/15/30 $ 1,999,483
150,000 (a) Microsoft Corp 3 .500 02/12/35 138,134
1,072,000 Microsoft Corp 3 .450 08/08/36 956,485
300,000 Microsoft Corp 4 .500 06/15/47 261,716
8,038,000 Microsoft Corp 2 .525 06/01/50 4,779,895
2,100,000 Microsoft Corp 2 .500 09/15/50 1,239,728
4,265,000 Microsoft Corp 2 .921 03/17/52 2,707,492
7,374,000 Microsoft Corp 2 .675 06/01/60 4,066,064
1,073,000 Microsoft Corp 3 .041 03/17/62 645,995
3,000,000 Oracle Corp 4 .550 02/04/29 2,957,439
1,500,000 Oracle Corp 4 .200 09/27/29 1,458,987
1,000,000 Oracle Corp 2 .950 04/01/30 920,419
1,500,000 Oracle Corp 4 .650 05/06/30 1,470,961
400,000 Oracle Corp 3 .250 05/15/30 371,814
4,000,000 Oracle Corp 4 .950 02/04/31 3,916,127
3,000,000 Oracle Corp 2 .875 03/25/31 2,680,214
4,000,000 Oracle Corp 5 .250 02/03/32 3,943,126
3,000,000 Oracle Corp 4 .800 09/26/32 2,854,534
1,500,000 Oracle Corp 6 .250 11/09/32 1,541,641
1,750,000 Oracle Corp 4 .900 02/06/33 1,659,216
3,000,000 Oracle Corp 5 .350 05/04/33 2,914,120
2,497,000 Oracle Corp 4 .300 07/08/34 2,228,610
4,000,000 Oracle Corp 4 .700 09/27/34 3,664,922
650,000 Oracle Corp 3 .900 05/15/35 551,455
2,875,000 Oracle Corp 5 .500 08/03/35 2,751,203
1,950,000 Oracle Corp 5 .200 09/26/35 1,825,602
2,675,000 Oracle Corp 5 .700 02/04/36 2,590,617
1,225,000 Oracle Corp 3 .850 07/15/36 1,016,907
4,000,000 Oracle Corp 3 .800 11/15/37 3,195,791
100,000 Oracle Corp 6 .500 04/15/38 100,635
470,000 Oracle Corp 6 .125 07/08/39 453,687
325,000 Oracle Corp 5 .375 07/15/40 286,299
2,000,000 Oracle Corp 3 .650 03/25/41 1,436,210
500,000 Oracle Corp 4 .500 07/08/44 373,108
325,000 Oracle Corp 4 .125 05/15/45 226,485
1,900,000 Oracle Corp 5 .875 09/26/45 1,663,208
3,000,000 Oracle Corp 6 .550 02/04/46 2,828,063
2,025,000 Oracle Corp 4 .000 07/15/46 1,365,870
1,600,000 Oracle Corp 4 .000 11/15/47 1,066,116
2,000,000 Oracle Corp 3 .600 04/01/50 1,216,224
2,000,000 Oracle Corp 3 .950 03/25/51 1,279,564
3,500,000 Oracle Corp 6 .900 11/09/52 3,355,788
2,375,000 Oracle Corp 5 .550 02/06/53 1,913,090
1,000,000 Oracle Corp 5 .375 09/27/54 784,268
500,000 Oracle Corp 4 .375 05/15/55 333,764
1,000,000 Oracle Corp 6 .000 08/03/55 851,402
1,000,000 Oracle Corp 5 .950 09/26/55 849,818
2,925,000 Oracle Corp 6 .700 02/04/56 2,753,042
2,000,000 Oracle Corp 4 .100 03/25/61 1,223,354
1,500,000 Oracle Corp 5 .500 09/27/64 1,160,074
1,000,000 Oracle Corp 6 .125 08/03/65 840,277
1,000,000 Oracle Corp 6 .100 09/26/65 836,643
3,000,000 Oracle Corp 6 .850 02/04/66 2,792,363
500,000 Roper Technologies, Inc 2 .950 09/15/29 474,175
475,000 Roper Technologies, Inc 2 .000 06/30/30 426,321
750,000 Roper Technologies, Inc 1 .750 02/15/31 652,441
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 989,701
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,449,733
925,000 Salesforce, Inc 3 .700 04/11/28 912,926
2,500,000 Salesforce, Inc 4 .650 03/15/29 2,498,705
3,000,000 Salesforce, Inc 4 .900 09/15/31 2,993,311
2,500,000 Salesforce, Inc 5 .200 03/15/33 2,504,395

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.9% (continued)
$ 3,000,000 Salesforce, Inc 5 .550% 03/15/36 $ 2,997,725
1,075,000 Salesforce, Inc 2 .700 07/15/41 733,997
2,500,000 Salesforce, Inc 6 .400 03/15/46 2,525,139
1,000,000 Salesforce, Inc 2 .900 07/15/51 582,814
3,000,000 Salesforce, Inc 6 .550 03/15/56 3,001,011
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,122,922
2,500,000 Salesforce, Inc 6 .700 03/15/66 2,519,879
1,000,000 ServiceNow, Inc 1 .400 09/01/30 876,667
1,500,000 ServiceNow, Inc 4 .700 08/15/31 1,492,381
1,000,000 ServiceNow, Inc 5 .050 05/15/33 998,966
850,000 ServiceNow, Inc 5 .400 05/15/36 849,564
1,000,000 ServiceNow, Inc 6 .300 05/15/56 1,018,950
1,000,000 Synopsys, Inc 4 .850 04/01/30 1,001,674
1,500,000 Synopsys, Inc 5 .000 04/01/32 1,502,630
2,000,000 Synopsys, Inc 5 .150 04/01/35 1,988,571
2,000,000 Synopsys, Inc 5 .700 04/01/55 1,939,572
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 767,312
750,000 VeriSign, Inc 2 .700 06/15/31 673,537
1,000,000 VeriSign, Inc 5 .100 07/15/31 1,002,944
1,000,000 VeriSign, Inc 5 .250 06/01/32 1,005,660
1,000,000 VMware, Inc 1 .800 08/15/28 946,057
1,150,000 VMware, Inc 2 .200 08/15/31 1,012,766
1,500,000 Workday, Inc 3 .700 04/01/29 1,457,415
TOTAL SOFTWARE & SERVICES 213,214,145
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,250,000 Alphabet, Inc 3 .700 02/15/29 2,213,477
1,000,000 Alphabet, Inc 4 .000 05/15/30 985,354
2,000,000 Alphabet, Inc 4 .375 11/15/32 1,969,655
3,500,000 Alphabet, Inc 4 .400 02/15/33 3,424,768
1,000,000 Alphabet, Inc 4 .500 05/15/35 976,061
3,000,000 Alphabet, Inc 4 .700 11/15/35 2,939,186
3,500,000 Alphabet, Inc 4 .800 02/15/36 3,440,664
2,000,000 Alphabet, Inc 5 .350 11/15/45 1,940,316
1,875,000 Alphabet, Inc 5 .500 02/15/46 1,847,145
1,000,000 Alphabet, Inc 5 .250 05/15/55 935,151
2,000,000 Alphabet, Inc 5 .450 11/15/55 1,917,185
1,300,000 Alphabet, Inc 5 .650 02/15/56 1,282,728
1,000,000 Alphabet, Inc 5 .300 05/15/65 917,099
1,025,000 Alphabet, Inc 5 .750 02/15/66 1,014,025
2,000,000 Alphabet, Inc 5 .700 11/15/75 1,919,771
750,000 Amphenol Corp 4 .375 06/12/28 748,979
1,000,000 Amphenol Corp 2 .800 02/15/30 939,370
1,500,000 Amphenol Corp 4 .125 11/15/30 1,470,644
1,000,000 Amphenol Corp 2 .200 09/15/31 884,675
1,500,000 Amphenol Corp 4 .400 02/15/33 1,458,503
600,000 Amphenol Corp 5 .250 04/05/34 611,894
1,000,000 Amphenol Corp 5 .000 01/15/35 998,935
500,000 Amphenol Corp 4 .625 02/15/36 482,727
500,000 Amphenol Corp 5 .375 11/15/54 485,379
850,000 Amphenol Corp 5 .300 11/15/55 806,625
500,000 Apple, Inc 2 .200 09/11/29 469,610
2,950,000 Apple, Inc 1 .650 05/11/30 2,668,132
1,000,000 Apple, Inc 4 .200 05/12/30 997,660
3,000,000 Apple, Inc 1 .250 08/20/30 2,647,702
3,000,000 Apple, Inc 1 .650 02/08/31 2,663,938
2,500,000 Apple, Inc 1 .700 08/05/31 2,193,522
3,500,000 Apple, Inc 4 .500 05/12/32 3,518,127
1,000,000 Apple, Inc 3 .350 08/08/32 944,538
2,500,000 Apple, Inc 4 .750 05/12/35 2,508,877
1,600,000 (a) Apple, Inc 4 .500 02/23/36 1,581,475
2,000,000 Apple, Inc 2 .375 02/08/41 1,414,480
350,000 Apple, Inc 3 .850 05/04/43 289,601

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 750,000 Apple, Inc 4 .450% 05/06/44 $ 664,660
1,350,000 Apple, Inc 3 .450 02/09/45 1,025,158
1,000,000 Apple, Inc 4 .375 05/13/45 865,879
1,775,000 Apple, Inc 4 .650 02/23/46 1,587,643
900,000 Apple, Inc 3 .850 08/04/46 712,020
1,175,000 Apple, Inc 4 .250 02/09/47 982,169
900,000 Apple, Inc 3 .750 09/12/47 690,261
2,850,000 Apple, Inc 3 .750 11/13/47 2,198,492
3,000,000 Apple, Inc 2 .950 09/11/49 1,954,019
1,375,000 Apple, Inc 2 .400 08/20/50 794,789
1,000,000 Apple, Inc 2 .650 02/08/51 606,536
1,000,000 Apple, Inc 2 .700 08/05/51 609,769
750,000 Apple, Inc 3 .950 08/08/52 579,516
2,000,000 Apple, Inc 4 .850 05/10/53 1,834,594
25,000 Apple, Inc 2 .550 08/20/60 13,446
2,000,000 Apple, Inc 2 .800 02/08/61 1,143,090
1,000,000 Apple, Inc 2 .850 08/05/61 577,249
750,000 Apple, Inc 4 .100 08/08/62 572,710
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 888,776
750,000 Arrow Electronics, Inc 5 .875 04/10/34 771,880
1,000,000 Avnet, Inc 3 .000 05/15/31 906,649
1,000,000 CDW LLC 5 .100 03/01/30 997,855
575,000 CDW LLC 3 .569 12/01/31 527,950
1,000,000 CDW LLC 5 .550 08/22/34 987,376
1,500,000 Cisco Systems, Inc 4 .850 02/26/29 1,515,928
1,000,000 Cisco Systems, Inc 4 .750 02/24/30 1,008,698
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,049,412
1,000,000 Cisco Systems, Inc 4 .950 02/24/32 1,012,397
1,500,000 Cisco Systems, Inc 5 .050 02/26/34 1,512,691
1,000,000 Cisco Systems, Inc 5 .100 02/24/35 1,010,187
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,060,784
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,196,989
1,000,000 Cisco Systems, Inc 5 .300 02/26/54 944,383
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 1,870,181
200,000 Corning, Inc 4 .700 03/15/37 191,535
100,000 Corning, Inc 5 .750 08/15/40 102,306
200,000 Corning, Inc 4 .750 03/15/42 183,026
300,000 Corning, Inc 5 .350 11/15/48 285,824
500,000 Corning, Inc 3 .900 11/15/49 380,504
825,000 Corning, Inc 4 .375 11/15/57 660,546
200,000 Corning, Inc 5 .850 11/15/68 197,271
1,000,000 Corning, Inc 5 .450 11/15/79 927,136
1,000,000 Dell International LLC 4 .150 02/15/29 988,392
2,400,000 Dell International LLC 5 .300 10/01/29 2,440,135
1,000,000 Dell International LLC 4 .350 02/01/30 987,257
1,000,000 Dell International LLC 5 .000 04/01/30 1,008,454
1,000,000 Dell International LLC 4 .500 02/15/31 986,117
1,000,000 Dell International LLC 4 .750 07/15/31 993,974
1,000,000 Dell International LLC 4 .750 10/06/32 988,191
750,000 Dell International LLC 5 .750 02/01/33 779,370
1,000,000 Dell International LLC 5 .000 02/15/34 987,067
1,000,000 Dell International LLC 5 .400 04/15/34 1,013,818
1,000,000 Dell International LLC 4 .850 02/01/35 975,802
500,000 Dell International LLC 5 .500 04/01/35 509,762
1,000,000 Dell International LLC 5 .100 02/15/36 985,675
608,000 Dell International LLC 8 .100 07/15/36 723,200
1,000,000 Dell International LLC 5 .250 02/15/37 984,437
377,000 Dell International LLC 8 .350 07/15/46 476,517
1,000,000 Dell International LLC 3 .450 12/15/51 698,336
500,000 Flex Ltd 6 .000 01/15/28 508,327
1,000,000 Flex Ltd 4 .875 05/12/30 998,375
500,000 Flex Ltd 5 .375 11/13/35 493,017

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 Hewlett Packard Enterprise Co 4 .500% 03/23/28 $ 998,670
1,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 1,012,071
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,491,156
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,493,784
775,000 Hewlett Packard Enterprise Co 5 .250 04/01/33 777,399
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,959,440
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 241,626
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,210,982
1,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 927,036
500,000 HP, Inc 4 .000 04/15/29 490,130
750,000 HP, Inc 5 .400 04/25/30 763,897
1,000,000 HP, Inc 3 .400 06/17/30 948,099
1,000,000 HP, Inc 2 .650 06/17/31 893,841
500,000 HP, Inc 4 .200 04/15/32 477,162
500,000 (a) HP, Inc 5 .500 01/15/33 510,523
750,000 (a) HP, Inc 6 .100 04/25/35 786,589
975,000 (a) HP, Inc 6 .000 09/15/41 980,369
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,002,315
1,000,000 International Business Machines Corp 4 .300 02/03/31 983,173
2,000,000 International Business Machines Corp 5 .000 02/10/32 2,011,104
1,000,000 International Business Machines Corp 4 .950 02/03/36 975,713
1,000,000 International Business Machines Corp 5 .700 02/10/55 957,394
1,000,000 International Business Machines Corp 5 .800 02/03/56 970,037
100,000 Jabil, Inc 3 .950 01/12/28 98,965
750,000 Jabil, Inc 3 .600 01/15/30 718,298
50,000 Jabil, Inc 3 .000 01/15/31 45,966
1,000,000 Jabil, Inc 4 .750 02/01/33 976,245
500,000 Keysight Technologies, Inc 3 .000 10/30/29 474,039
500,000 Keysight Technologies, Inc 5 .350 07/30/30 509,532
1,000,000 Keysight Technologies, Inc 4 .950 10/15/34 989,092
500,000 Motorola Solutions, Inc 4 .600 05/23/29 498,565
1,000,000 Motorola Solutions, Inc 4 .850 08/15/30 1,002,800
500,000 Motorola Solutions, Inc 5 .600 06/01/32 514,555
1,000,000 Motorola Solutions, Inc 5 .200 08/15/32 1,008,741
1,000,000 Motorola Solutions, Inc 5 .400 04/15/34 1,012,355
1,000,000 Motorola Solutions, Inc 5 .550 08/15/35 1,017,935
200,000 Motorola Solutions, Inc 5 .500 09/01/44 193,581
1,000,000 NetApp, Inc 5 .500 03/17/32 1,021,888
1,000,000 NetApp, Inc 5 .700 03/17/35 1,023,033
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 890,324
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,040,653
500,000 TD SYNNEX Corp 5 .300 10/10/35 492,206
1,500,000 Teledyne Technologies, Inc 2 .750 04/01/31 1,371,682
625,000 Trimble, Inc 4 .900 06/15/28 624,836
1,000,000 Trimble, Inc 6 .100 03/15/33 1,044,119
1,000,000 Vontier Corp 2 .950 04/01/31 906,311
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 156,974,716
TELECOMMUNICATION SERVICES - 1.0%
1,500,000 (a) Alibaba Group Holding Ltd 5 .250 05/26/35 1,534,219
500,000 Alibaba Group Holding Ltd 5 .625 11/26/54 496,641
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 986,822
2,000,000 America Movil SAB de C.V. 5 .000 01/20/33 1,993,740
440,000 America Movil SAB de C.V. 6 .125 03/30/40 458,885
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,400,371
2,000,000 America Movil SAB de C.V. 4 .375 04/22/49 1,675,604
1,000,000 American Tower Corp 4 .700 12/15/32 983,737
1,000,000 AT&T, Inc 4 .300 02/15/30 986,829
3,500,000 AT&T, Inc 4 .700 08/15/30 3,500,428
1,000,000 AT&T, Inc 4 .400 04/30/31 983,179
3,000,000 AT&T, Inc 2 .250 02/01/32 2,610,494
3,000,000 AT&T, Inc 4 .550 11/01/32 2,927,398
1,000,000 AT&T, Inc 4 .750 04/30/33 978,561

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 6,855,000 AT&T, Inc 2 .550% 12/01/33 $ 5,757,532
4,500,000 AT&T, Inc 5 .400 02/15/34 4,561,832
1,825,000 AT&T, Inc 4 .500 05/15/35 1,718,220
1,000,000 AT&T, Inc 5 .375 08/15/35 1,004,621
3,000,000 AT&T, Inc 4 .900 11/01/35 2,906,832
1,000,000 AT&T, Inc 5 .250 10/30/36 982,001
3,000,000 AT&T, Inc 3 .500 06/01/41 2,308,191
300,000 AT&T, Inc 4 .650 06/01/44 254,241
3,000,000 AT&T, Inc 5 .550 11/01/45 2,818,918
2,000,000 AT&T, Inc 5 .850 04/30/46 1,927,064
2,000,000 AT&T, Inc 3 .650 06/01/51 1,359,828
7,360,000 AT&T, Inc 3 .500 09/15/53 4,777,951
3,000,000 AT&T, Inc 5 .700 11/01/54 2,788,802
8,357,000 AT&T, Inc 3 .550 09/15/55 5,381,442
2,000,000 AT&T, Inc 6 .000 04/30/56 1,932,920
1,000,000 AT&T, Inc 6 .050 08/15/56 971,026
1,000,000 AT&T, Inc 6 .200 10/30/56 988,487
5,844,000 AT&T, Inc 3 .800 12/01/57 3,900,169
2,523,000 AT&T, Inc 3 .650 09/15/59 1,612,485
1,000,000 AT&T, Inc 3 .850 06/01/60 667,785
1,000,000 AT&T, Inc 6 .300 10/30/66 991,084
500,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 499,786
1,000,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 998,883
1,500,000 Bell Telephone Co of Canada or Bell Canada 5 .450 11/15/36 1,489,480
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 623,041
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 942,028
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,763,646
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,683,929
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,151,602
1,500,000 Global Payments, Inc 4 .500 11/15/28 1,482,038
1,500,000 Global Payments, Inc 5 .200 11/15/32 1,464,972
1,500,000 Global Payments, Inc 5 .550 11/15/35 1,454,138
745,000 Orange S.A. 9 .000 03/01/31 870,071
900,000 Orange S.A. 5 .375 01/13/42 869,680
1,725,000 Orange S.A. 5 .500 02/06/44 1,690,318
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,398,731
1,000,000 Rogers Communications, Inc 5 .300 02/15/34 991,308
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 847,565
300,000 Rogers Communications, Inc 5 .450 10/01/43 279,927
4,500,000 Rogers Communications, Inc 4 .550 03/15/52 3,574,143
2,500,000 (b) Space Exploration Technologies Corp 5 .350 07/15/31 2,493,487
2,500,000 (b) Space Exploration Technologies Corp 5 .650 07/15/33 2,485,106
4,000,000 (b) Space Exploration Technologies Corp 5 .875 07/15/36 3,947,858
2,500,000 (b) Space Exploration Technologies Corp 6 .600 07/15/46 2,431,484
4,000,000 (a),(b) Space Exploration Technologies Corp 6 .650 07/15/56 3,859,221
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,095,312
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,355,937
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 690,957
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 1,098,030
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,886,328
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 993,014
900,000 Telefonica Emisiones S.A. 5 .520 03/01/49 826,193
567,000 Telefonica Europe BV 8 .250 09/15/30 636,564
300,000 TELUS Corp 3 .700 09/15/27 296,470
1,000,000 TELUS Corp 3 .400 05/13/32 910,265
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,588,660
325,000 T-Mobile US, Inc 6 .000 06/15/54 321,313
1,500,000 T-Mobile USA, Inc 2 .050 02/15/28 1,441,324
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 1,003,928
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 2,012,203
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 950,900
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 943,882

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 1,000,000 T-Mobile USA, Inc 3 .375% 04/15/29 $ 966,762
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 987,678
825,000 T-Mobile USA, Inc 3 .875 04/15/30 799,405
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,361,035
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,316,617
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 888,757
1,000,000 T-Mobile USA, Inc 5 .125 05/15/32 1,010,328
2,000,000 T-Mobile USA, Inc 4 .625 01/15/33 1,954,666
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,422,575
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,152,126
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,930,156
1,000,000 T-Mobile USA, Inc 5 .300 05/15/35 1,004,691
2,000,000 T-Mobile USA, Inc 4 .950 11/15/35 1,956,509
1,000,000 (a) T-Mobile USA, Inc 5 .000 02/15/36 978,218
650,000 T-Mobile USA, Inc 4 .375 04/15/40 573,314
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 996,292
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,127,755
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,638,886
2,000,000 T-Mobile USA, Inc 5 .650 01/15/53 1,876,789
575,000 T-Mobile USA, Inc 5 .500 01/15/55 527,885
1,000,000 T-Mobile USA, Inc 5 .250 06/15/55 886,358
700,000 T-Mobile USA, Inc 5 .875 11/15/55 681,625
1,000,000 T-Mobile USA, Inc 5 .700 01/15/56 946,464
1,000,000 T-Mobile USA, Inc 5 .850 02/15/56 966,721
1,000,000 T-Mobile USA, Inc 5 .800 09/15/62 960,042
350,000 Verizon Communications, Inc 3 .875 02/08/29 344,601
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,364,760
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,635,227
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,392,097
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,922,324
800,000 Verizon Communications, Inc 4 .750 01/15/33 787,569
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 2,014,520
1,000,000 Verizon Communications, Inc 4 .780 02/15/35 967,291
3,000,000 Verizon Communications, Inc 5 .250 04/02/35 2,999,176
2,000,000 Verizon Communications, Inc 5 .000 01/15/36 1,950,596
10,250,000 Verizon Communications, Inc 5 .401 07/02/37 10,222,477
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,413,288
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,043,432
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 711,343
2,000,000 Verizon Communications, Inc 5 .750 11/30/45 1,944,043
150,000 Verizon Communications, Inc 4 .000 03/22/50 114,219
2,500,000 Verizon Communications, Inc 2 .875 11/20/50 1,528,670
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 732,495
2,500,000 (a) Verizon Communications, Inc 5 .500 02/23/54 2,358,781
1,500,000 Verizon Communications, Inc 5 .875 11/30/55 1,455,267
725,000 Verizon Communications, Inc 6 .200 05/14/56 732,963
3,764,000 Verizon Communications, Inc 2 .987 10/30/56 2,216,381
1,500,000 Verizon Communications, Inc 6 .050 05/14/58 1,513,854
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,142,650
3,000,000 Verizon Communications, Inc 3 .700 03/22/61 2,006,100
2,000,000 Verizon Communications, Inc 6 .000 11/30/65 1,938,437
1,000,000 Vodafone Group plc 4 .800 06/18/31 992,908
475,000 Vodafone Group plc 5 .350 06/18/36 470,996
683,000 Vodafone Group plc 6 .150 02/27/37 721,951
825,000 Vodafone Group plc 5 .625 02/10/53 767,143
2,500,000 Vodafone Group plc 5 .750 06/28/54 2,359,147
1,000,000 Vodafone Group plc 6 .100 06/18/56 982,258
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,389,815
2,500,000 Vodafone Group plc 5 .875 06/28/64 2,362,912
TOTAL TELECOMMUNICATION SERVICES 231,883,406
TRANSPORTATION - 0.5%
324,928 American Airlines 2 .875 07/11/34 292,474

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 1,500,000 American Airlines 2025-, Cl A Pass Through Trust 4 .900% 05/11/38 $ 1,461,479
1,000,000 American Airlines 2026-, Cl A Pass Through Trust 5 .250 11/10/38 992,038
2,000,000 Boeing Co 6 .298 05/01/29 2,082,077
2,000,000 Boeing Co 6 .388 05/01/31 2,125,100
975,000 Boeing Co 6 .858 05/01/54 1,095,775
1,000,000 Boeing Co 7 .008 05/01/64 1,137,243
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 687,906
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 241,919
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 177,649
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 265,995
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 480,384
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 463,701
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 530,990
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,058,370
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 178,591
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 907,814
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 326,179
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,337,401
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 829,685
2,400,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 1,642,177
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 831,533
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,396,257
275,000 Burlington Northern Santa Fe LLC 5 .550 03/15/56 269,323
1,000,000 Burlington Northern Santa Fe LLC 5 .800 03/15/56 1,012,240
200,000 Canadian National Railway Co 6 .900 07/15/28 209,191
500,000 Canadian National Railway Co 3 .850 08/05/32 475,823
500,000 Canadian National Railway Co 5 .850 11/01/33 533,714
200,000 Canadian National Railway Co 6 .250 08/01/34 217,999
1,000,000 Canadian National Railway Co 4 .750 11/12/35 978,875
1,025,000 Canadian National Railway Co 4 .950 05/12/36 1,018,909
650,000 Canadian National Railway Co 3 .200 08/02/46 463,717
725,000 Canadian National Railway Co 3 .650 02/03/48 547,406
325,000 Canadian National Railway Co 4 .450 01/20/49 276,186
750,000 Canadian National Railway Co 4 .400 08/05/52 629,537
500,000 Canadian National Railway Co 6 .125 11/01/53 533,076
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 297,496
1,000,000 Canadian Pacific Railway Co 4 .000 03/15/29 985,210
850,000 Canadian Pacific Railway Co 2 .050 03/05/30 776,620
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 221,230
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 533,643
1,000,000 Canadian Pacific Railway Co 5 .200 03/30/35 1,011,016
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 264,516
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 352,549
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 701,738
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 355,670
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 652,992
200,000 Canadian Pacific Railway Co 5 .500 03/15/56 193,018
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 374,399
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,324,574
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 396,942
825,000 CSX Corp 4 .250 03/15/29 818,918
600,000 CSX Corp 2 .400 02/15/30 557,186
850,000 CSX Corp 4 .100 11/15/32 822,908
750,000 CSX Corp 5 .200 11/15/33 765,640
2,000,000 CSX Corp 5 .050 06/15/35 2,004,117
100,000 CSX Corp 6 .000 10/01/36 107,395
200,000 CSX Corp 6 .150 05/01/37 216,075
400,000 CSX Corp 5 .500 04/15/41 403,094
350,000 CSX Corp 4 .400 03/01/43 306,571
600,000 CSX Corp 4 .100 03/15/44 500,100
800,000 CSX Corp 3 .800 11/01/46 623,475
550,000 CSX Corp 4 .300 03/01/48 456,025

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 850,000 CSX Corp 4 .750% 11/15/48 $ 751,934
500,000 CSX Corp 4 .500 03/15/49 424,183
600,000 CSX Corp 3 .350 09/15/49 420,651
500,000 CSX Corp 3 .800 04/15/50 379,881
200,000 CSX Corp 3 .950 05/01/50 155,385
300,000 CSX Corp 4 .500 08/01/54 250,568
625,000 CSX Corp 4 .900 03/15/55 557,682
150,000 CSX Corp 4 .250 11/01/66 114,734
800,000 CSX Corp 4 .650 03/01/68 658,506
2,000,000 Delta Air Lines, Inc 5 .250 07/10/30 2,021,814
500,000 FedEx Corp 2 .400 05/15/31 450,701
1,000,000 FedEx Corp 4 .900 01/15/34 992,770
200,000 FedEx Corp 3 .900 02/01/35 184,377
275,000 FedEx Corp 5 .100 01/15/44 261,194
1,100,000 FedEx Corp 4 .750 11/15/45 987,854
600,000 FedEx Corp 4 .550 04/01/46 524,043
450,000 FedEx Corp 4 .400 01/15/47 384,096
900,000 FedEx Corp 4 .050 02/15/48 727,555
500,000 FedEx Corp 4 .950 10/17/48 447,211
1,500,000 FedEx Corp 5 .250 05/15/50 1,394,654
1,500,000 (b) FedEx Freight Holding Co, Inc 4 .300 03/15/29 1,479,719
750,000 (b) FedEx Freight Holding Co, Inc 4 .650 03/15/31 736,734
750,000 (b) FedEx Freight Holding Co, Inc 4 .950 03/15/33 734,870
750,000 (b) FedEx Freight Holding Co, Inc 5 .250 03/15/36 730,511
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,048,749
1,000,000 JB Hunt Transport Services, Inc 4 .900 03/15/30 1,005,693
350,000 Kirby Corp 4 .200 03/01/28 346,776
700,000 Norfolk Southern Corp 3 .800 08/01/28 690,694
500,000 Norfolk Southern Corp 5 .050 08/01/30 507,821
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 915,145
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 980,131
500,000 Norfolk Southern Corp 5 .550 03/15/34 517,824
16,000 Norfolk Southern Corp 4 .837 10/01/41 14,886
300,000 Norfolk Southern Corp 4 .450 06/15/45 258,248
200,000 Norfolk Southern Corp 4 .650 01/15/46 174,368
303,000 Norfolk Southern Corp 3 .942 11/01/47 236,619
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,169,395
500,000 Norfolk Southern Corp 4 .100 05/15/49 394,440
500,000 Norfolk Southern Corp 3 .400 11/01/49 351,138
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 652,781
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 624,122
175,000 Norfolk Southern Corp 4 .050 08/15/52 134,500
300,000 Norfolk Southern Corp 4 .550 06/01/53 251,146
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 749,129
200,000 Norfolk Southern Corp 5 .950 03/15/64 202,602
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 699,981
1,000,000 Royal Caribbean Cruises Ltd 4 .750 05/15/33 973,342
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,017,545
500,000 Ryder System, Inc 5 .375 03/15/29 510,423
500,000 Ryder System, Inc 5 .500 06/01/29 511,360
500,000 Ryder System, Inc 5 .000 03/15/30 504,544
1,000,000 Ryder System, Inc 4 .300 12/01/30 985,739
200,000 Southwest Airlines Co 3 .450 11/16/27 196,964
1,200,000 Southwest Airlines Co 2 .625 02/10/30 1,110,621
500,000 Southwest Airlines Co 5 .250 11/15/35 484,022
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,471,836
1,000,000 Uber Technologies, Inc 5 .350 09/15/54 933,534
1,000,000 Union Pacific Corp 2 .400 02/05/30 929,838
2,000,000 Union Pacific Corp 2 .800 02/14/32 1,821,334
500,000 Union Pacific Corp 4 .500 01/20/33 495,594
100,000 Union Pacific Corp 3 .375 02/01/35 88,959
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,126,166

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 100,000 Union Pacific Corp 3 .600% 09/15/37 $ 87,615
500,000 Union Pacific Corp 3 .550 08/15/39 420,370
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,168,898
1,000,000 Union Pacific Corp 3 .375 02/14/42 786,362
200,000 Union Pacific Corp 3 .350 08/15/46 144,364
300,000 Union Pacific Corp 4 .000 04/15/47 238,349
1,000,000 Union Pacific Corp 3 .250 02/05/50 687,730
1,070,000 Union Pacific Corp 3 .799 10/01/51 805,028
500,000 Union Pacific Corp 2 .950 03/10/52 318,460
1,000,000 Union Pacific Corp 3 .500 02/14/53 704,885
1,000,000 Union Pacific Corp 4 .950 05/15/53 900,346
200,000 Union Pacific Corp 3 .875 02/01/55 149,617
300,000 Union Pacific Corp 3 .950 08/15/59 222,283
1,000,000 Union Pacific Corp 3 .839 03/20/60 720,836
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,015,351
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,173,168
200,000 Union Pacific Corp 4 .100 09/15/67 147,309
500,000 Union Pacific Corp 3 .750 02/05/70 340,876
500,000 Union Pacific Corp 3 .799 04/06/71 343,734
500,000 Union Pacific Corp 3 .850 02/14/72 349,959
587,341 United Airlines 2024- Class AA Pass Through Trust 5 .450 02/15/37 597,188
939,745 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 942,662
500,000 United Parcel Service, Inc 3 .400 03/15/29 487,040
500,000 United Parcel Service, Inc 2 .500 09/01/29 471,865
750,000 United Parcel Service, Inc 4 .450 04/01/30 751,259
1,000,000 United Parcel Service, Inc 4 .875 03/03/33 1,011,385
1,000,000 United Parcel Service, Inc 5 .150 05/22/34 1,021,012
1,000,000 (a) United Parcel Service, Inc 5 .250 05/14/35 1,020,130
510,000 United Parcel Service, Inc 6 .200 01/15/38 553,215
450,000 United Parcel Service, Inc 3 .625 10/01/42 357,293
400,000 United Parcel Service, Inc 3 .400 11/15/46 289,015
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,174,967
300,000 United Parcel Service, Inc 4 .250 03/15/49 243,857
500,000 United Parcel Service, Inc 3 .400 09/01/49 351,082
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,545,649
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 901,470
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 963,085
1,000,000 United Parcel Service, Inc 6 .050 05/14/65 1,024,788
TOTAL TRANSPORTATION 110,023,988
UTILITIES - 2.7%
200,000 AEP Texas, Inc 3 .950 06/01/28 197,743
500,000 AEP Texas, Inc 4 .700 05/15/32 493,729
2,000,000 AEP Texas, Inc 5 .700 05/15/34 2,064,067
1,000,000 AEP Texas, Inc 5 .200 04/15/36 986,335
200,000 AEP Texas, Inc 3 .800 10/01/47 148,648
100,000 AEP Texas, Inc 4 .150 05/01/49 76,652
1,000,000 AEP Texas, Inc 5 .850 10/15/55 980,732
75,000 AEP Transmission Co LLC 5 .375 06/15/35 76,221
1,000,000 AEP Transmission Co LLC 5 .250 06/01/36 1,003,629
600,000 AEP Transmission Co LLC 4 .000 12/01/46 481,683
500,000 AEP Transmission Co LLC 3 .750 12/01/47 377,906
200,000 AEP Transmission Co LLC 4 .250 09/15/48 162,540
300,000 AEP Transmission Co LLC 3 .800 06/15/49 224,213
550,000 AEP Transmission Co LLC 2 .750 08/15/51 334,538
300,000 AEP Transmission Co LLC 5 .400 03/15/53 286,896
675,000 AES Corp 2 .450 01/15/31 602,128
1,500,000 AES Corp 5 .800 03/15/32 1,520,007
1,000,000 AES Corp 5 .750 07/15/33 1,005,975
60,000 Alabama Power Co 1 .450 09/15/30 52,804
1,000,000 Alabama Power Co 4 .300 03/15/31 983,402
500,000 Alabama Power Co 5 .850 11/15/33 525,195
1,000,000 Alabama Power Co 5 .100 04/02/35 1,006,030

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 200,000 Alabama Power Co 3 .850% 12/01/42 $ 163,126
400,000 Alabama Power Co 3 .750 03/01/45 310,781
300,000 Alabama Power Co 4 .300 01/02/46 250,225
350,000 Alabama Power Co 3 .700 12/01/47 262,957
1,000,000 Alabama Power Co 4 .300 07/15/48 817,987
750,000 Alliant Energy Corp 5 .750 04/01/56 741,506
500,000 Ameren Corp 5 .000 01/15/29 504,138
500,000 Ameren Corp 5 .375 03/15/35 505,726
1,000,000 Ameren Corp 5 .000 05/15/36 976,242
500,000 Ameren Illinois Co 3 .850 09/01/32 475,290
725,000 Ameren Illinois Co 4 .950 06/01/33 726,503
125,000 Ameren Illinois Co 4 .150 03/15/46 102,185
1,150,000 Ameren Illinois Co 3 .700 12/01/47 868,852
575,000 Ameren Illinois Co 4 .500 03/15/49 486,025
325,000 Ameren Illinois Co 2 .900 06/15/51 204,696
325,000 Ameren Illinois Co 5 .900 12/01/52 331,957
850,000 Ameren Illinois Co 5 .625 03/01/55 835,027
700,000 American Electric Power Co, Inc 4 .300 12/01/28 695,548
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 1,036,158
500,000 American Electric Power Co, Inc 6 .950 12/15/54 533,998
500,000 American Electric Power Co, Inc 7 .050 12/15/54 519,937
1,250,000 American Electric Power Co, Inc 5 .800 03/15/56 1,243,137
950,000 American Electric Power Co, Inc 6 .050 03/15/56 944,656
500,000 American Water Capital Corp 3 .750 09/01/28 492,053
275,000 American Water Capital Corp 4 .625 06/01/29 275,148
100,000 American Water Capital Corp 2 .800 05/01/30 93,553
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,116,690
1,000,000 American Water Capital Corp 5 .150 03/01/34 1,012,133
600,000 American Water Capital Corp 5 .250 03/01/35 607,181
1,000,000 American Water Capital Corp 5 .200 04/01/36 999,506
225,000 American Water Capital Corp 4 .300 12/01/42 195,406
150,000 American Water Capital Corp 4 .300 09/01/45 125,878
100,000 American Water Capital Corp 4 .000 12/01/46 79,236
1,175,000 American Water Capital Corp 3 .750 09/01/47 895,801
500,000 American Water Capital Corp 4 .200 09/01/48 403,259
500,000 American Water Capital Corp 4 .150 06/01/49 398,928
675,000 American Water Capital Corp 3 .450 05/01/50 474,817
1,000,000 American Water Capital Corp 5 .450 03/01/54 957,983
500,000 Appalachian Power Co 4 .500 08/01/32 490,329
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,027,282
300,000 Appalachian Power Co 4 .500 03/01/49 246,974
200,000 Arizona Public Service Co 2 .950 09/15/27 196,553
750,000 Arizona Public Service Co 6 .350 12/15/32 799,006
1,250,000 Arizona Public Service Co 5 .700 08/15/34 1,291,477
1,000,000 Arizona Public Service Co 5 .100 03/15/36 983,748
350,000 Arizona Public Service Co 4 .500 04/01/42 304,952
200,000 Arizona Public Service Co 4 .350 11/15/45 163,828
410,000 Arizona Public Service Co 3 .750 05/15/46 310,213
200,000 Arizona Public Service Co 4 .200 08/15/48 159,237
200,000 Arizona Public Service Co 4 .250 03/01/49 157,481
300,000 Arizona Public Service Co 3 .500 12/01/49 209,853
500,000 Arizona Public Service Co 3 .350 05/15/50 338,538
750,000 Arizona Public Service Co 2 .650 09/15/50 450,688
500,000 Arizona Public Service Co 5 .900 08/15/55 501,508
750,000 Atmos Energy Corp 1 .500 01/15/31 654,769
1,000,000 Atmos Energy Corp 4 .750 01/15/32 996,839
175,000 Atmos Energy Corp 5 .450 10/15/32 179,976
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,591,402
300,000 Atmos Energy Corp 5 .200 08/15/35 304,208
100,000 Atmos Energy Corp 5 .500 06/15/41 100,229
125,000 Atmos Energy Corp 4 .150 01/15/43 105,606
600,000 Atmos Energy Corp 4 .125 10/15/44 501,966

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 500,000 Atmos Energy Corp 4 .300% 10/01/48 $ 412,426
300,000 Atmos Energy Corp 4 .125 03/15/49 239,577
1,500,000 Atmos Energy Corp 2 .850 02/15/52 934,203
500,000 Atmos Energy Corp 5 .750 10/15/52 503,441
125,000 Atmos Energy Corp 6 .200 11/15/53 132,899
400,000 Atmos Energy Corp 5 .000 12/15/54 360,691
375,000 Atmos Energy Corp 5 .450 01/15/56 361,547
625,000 Avangrid, Inc 3 .800 06/01/29 608,592
150,000 Avista Corp 4 .350 06/01/48 123,787
550,000 Avista Corp 4 .000 04/01/52 416,291
1,000,000 Baltimore Gas and Electric Co 5 .150 06/01/33 1,008,519
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 1,011,205
1,000,000 Baltimore Gas and Electric Co 5 .450 06/01/35 1,017,302
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 109,347
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 150,041
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 162,058
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 334,740
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 487,667
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 414,840
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 474,412
500,000 Baltimore Gas and Electric Co 5 .650 06/01/54 491,067
1,000,000 Baltimore Gas and Electric Co 6 .050 06/01/56 1,031,673
300,000 Basin Electric Power Cooperative 5 .850 10/15/55 293,545
1,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 1,299,069
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,013,574
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 682,706
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 834,628
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 943,723
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 842,575
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,523,923
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/21/30 1,012,026
550,000 Black Hills Corp 2 .500 06/15/30 502,350
300,000 Black Hills Corp 4 .350 05/01/33 285,541
1,000,000 Black Hills Corp 6 .150 05/15/34 1,050,344
1,000,000 Black Hills Corp 6 .000 01/15/35 1,039,109
200,000 Black Hills Corp 4 .200 09/15/46 158,552
500,000 Brookfield Finance, Inc 5 .330 01/15/36 491,828
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 247,999
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 111,196
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 501,687
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 1,008,926
500,000 CenterPoint Energy Houston Electric LLC 5 .050 03/01/35 499,380
2,000,000 CenterPoint Energy Houston Electric LLC 4 .950 08/15/35 1,978,033
275,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 269,333
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 236,044
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 96,367
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 608,524
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 362,475
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 94,914
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,013,089
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 198,023
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 510,519
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 487,559
500,000 CenterPoint Energy Resources Corp 5 .400 07/01/34 508,235
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 3 .899 12/15/30 983,762
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 4 .480 06/15/35 977,157
1,000,000 CenterPoint Energy Restoration Bond Co III LLC 4 .864 12/15/39 973,857
655,000 CenterPoint Energy, Inc 2 .950 03/01/30 615,464
500,000 (a) CenterPoint Energy, Inc 6 .850 02/15/55 525,511
500,000 CenterPoint Energy, Inc 7 .000 02/15/55 517,915
500,000 CenterPoint Energy, Inc 6 .700 05/15/55 514,465
500,000 CenterPoint Energy, Inc 5 .950 04/01/56 499,766

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,000,000 Cigna Group 4 .500% 09/15/30 $ 993,742
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 170,247
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 967,579
790,000 CMS Energy Corp 3 .450 08/15/27 780,731
1,000,000 CMS Energy Corp 3 .750 12/01/50 927,755
425,000 CMS Energy Corp 6 .500 06/01/55 435,274
1,000,000 Commonwealth Edison Co 4 .550 06/01/31 993,550
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 1,008,730
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,023,293
200,000 Commonwealth Edison Co 3 .800 10/01/42 161,767
300,000 Commonwealth Edison Co 4 .700 01/15/44 267,671
100,000 Commonwealth Edison Co 3 .700 03/01/45 77,228
250,000 Commonwealth Edison Co 3 .650 06/15/46 188,339
400,000 Commonwealth Edison Co 3 .750 08/15/47 300,708
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 920,392
500,000 Commonwealth Edison Co 3 .200 11/15/49 337,943
500,000 Commonwealth Edison Co 3 .000 03/01/50 324,207
500,000 Commonwealth Edison Co 2 .750 09/01/51 304,809
500,000 Commonwealth Edison Co 5 .300 02/01/53 466,540
500,000 Commonwealth Edison Co 5 .650 06/01/54 493,210
175,000 Commonwealth Edison Co 5 .950 06/01/55 178,246
625,000 Commonwealth Edison Co 5 .850 06/01/56 630,931
500,000 Connecticut Light and Power Co 2 .050 07/01/31 441,254
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 1,004,724
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 994,471
400,000 Connecticut Light and Power Co 4 .300 04/15/44 338,308
250,000 Connecticut Light and Power Co 4 .150 06/01/45 205,772
500,000 Connecticut Light and Power Co 5 .250 01/15/53 469,547
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 197,560
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 296,900
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 95,558
500,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 450,044
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 775,935
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,533,126
1,000,000 Consolidated Edison Co of New York, Inc 5 .125 03/15/35 1,002,074
1,000,000 Consolidated Edison Co of New York, Inc 5 .150 06/15/36 997,158
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 169,424
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 446,279
725,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 626,310
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 128,431
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 309,377
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 305,814
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 255,979
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 394,993
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 544,991
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,040,311
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 302,752
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 786,892
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 710,320
500,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 476,583
1,000,000 Consolidated Edison Co of New York, Inc 5 .750 11/15/55 986,245
1,000,000 Consolidated Edison Co of New York, Inc 5 .875 06/15/56 1,005,285
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 157,168
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 964,312
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 323,314
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 693,651
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 590,836
2,500,000 Constellation Energy Generation LLC 4 .800 01/15/32 2,478,946
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,061,925
2,500,000 Constellation Energy Generation LLC 5 .300 06/01/36 2,486,721
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 949,855
1,000,000 Constellation Energy Generation LLC 6 .500 10/01/53 1,072,938

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,000,000 Constellation Energy Generation LLC 5 .750% 03/15/54 $ 985,229
1,000,000 Constellation Energy Generation LLC 5 .875 01/15/66 977,095
500,000 Consumers Energy Co 4 .650 03/01/28 502,615
250,000 Consumers Energy Co 3 .800 11/15/28 246,394
300,000 Consumers Energy Co 4 .600 05/30/29 301,142
1,000,000 Consumers Energy Co 4 .700 01/15/30 1,002,703
275,000 Consumers Energy Co 3 .600 08/15/32 258,737
500,000 Consumers Energy Co 4 .625 05/15/33 493,136
500,000 Consumers Energy Co 5 .050 05/15/35 500,852
1,000,000 Consumers Energy Co 5 .125 05/01/36 999,291
600,000 Consumers Energy Co 3 .950 07/15/47 472,869
600,000 Consumers Energy Co 4 .050 05/15/48 479,294
350,000 Consumers Energy Co 4 .350 04/15/49 289,180
500,000 Consumers Energy Co 3 .750 02/15/50 375,158
500,000 Consumers Energy Co 3 .100 08/15/50 335,053
150,000 Consumers Energy Co 3 .500 08/01/51 107,547
287,000 Consumers Energy Co 2 .650 08/15/52 171,547
500,000 Consumers Energy Co 4 .200 09/01/52 398,896
1,100,000 Cumberland Combined Cycle Generation LLC 5 .821 05/15/56 1,124,490
1,000,000 Dayton Power & Light Co 4 .550 08/15/30 984,141
300,000 Dayton Power & Light Co 3 .950 06/15/49 227,161
200,000 Delmarva Power & Light Co 4 .150 05/15/45 164,553
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 820,075
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 51,279
900,000 Dominion Energy South Carolina, Inc 5 .300 01/15/35 912,109
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 124,701
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 713,683
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 803,465
500,000 Dominion Energy, Inc 4 .250 06/01/28 496,991
303,000 Dominion Energy, Inc 3 .375 04/01/30 289,261
500,000 Dominion Energy, Inc 2 .250 08/15/31 442,340
500,000 Dominion Energy, Inc 4 .350 08/15/32 483,218
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,021,426
1,000,000 Dominion Energy, Inc 5 .450 03/15/35 1,015,076
1,000,000 Dominion Energy, Inc 5 .350 06/15/36 1,001,161
475,000 Dominion Energy, Inc 3 .300 04/15/41 361,323
200,000 Dominion Energy, Inc 4 .700 12/01/44 174,387
500,000 Dominion Energy, Inc 4 .600 03/15/49 416,135
500,000 Dominion Energy, Inc 4 .850 08/15/52 431,049
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,270,553
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,084,977
1,000,000 Dominion Energy, Inc 6 .625 05/15/55 1,031,338
1,750,000 Dominion Energy, Inc 6 .000 02/15/56 1,757,747
1,750,000 Dominion Energy, Inc 6 .200 02/15/56 1,755,527
1,000,000 Dominion Energy, Inc 6 .150 12/15/56 1,003,036
1,000,000 Dominion Energy, Inc 6 .250 12/15/56 1,004,233
500,000 DTE Electric Co 1 .900 04/01/28 480,049
1,500,000 DTE Electric Co 3 .000 03/01/32 1,377,657
1,000,000 DTE Electric Co 5 .200 04/01/33 1,021,438
1,000,000 DTE Electric Co 5 .200 03/01/34 1,017,238
500,000 DTE Electric Co 5 .250 05/15/35 505,787
1,000,000 DTE Electric Co 4 .850 03/01/36 977,355
200,000 DTE Electric Co 4 .000 04/01/43 164,613
100,000 DTE Electric Co 3 .700 06/01/46 76,380
500,000 DTE Electric Co 3 .750 08/15/47 383,172
1,000,000 DTE Electric Co 4 .050 05/15/48 796,876
525,000 DTE Electric Co 3 .950 03/01/49 409,340
400,000 DTE Electric Co 3 .250 04/01/51 271,332
450,000 DTE Electric Co 3 .650 03/01/52 327,839
100,000 DTE Electric Co 5 .850 05/15/55 101,231
225,000 DTE Electric Co 5 .550 03/01/56 219,648
766,414 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 793,037

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,000,000 DTE Electric Securitization Funding II LLC 6 .090% 09/01/37 $ 1,076,130
1,000,000 DTE Energy Co 5 .100 03/01/29 1,011,334
327,000 DTE Energy Co 3 .400 06/15/29 315,851
500,000 DTE Energy Co 2 .950 03/01/30 470,383
1,000,000 DTE Energy Co 5 .200 04/01/30 1,014,398
1,000,000 DTE Energy Co 5 .850 06/01/34 1,043,013
1,000,000 DTE Energy Co 5 .050 10/01/35 982,329
1,000,000 DTE Energy Co 6 .200 07/01/58 1,008,392
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 494,274
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 469,940
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,364,047
1,500,000 Duke Energy Carolinas LLC 4 .650 06/15/31 1,499,465
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 339,850
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,308,483
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 994,557
1,000,000 Duke Energy Carolinas LLC 5 .250 03/15/35 1,013,968
1,500,000 Duke Energy Carolinas LLC 5 .150 06/15/36 1,501,519
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 123,999
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 232,518
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 156,189
1,250,000 Duke Energy Carolinas LLC 3 .700 12/01/47 938,735
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,053,151
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 945,671
775,000 Duke Energy Carolinas LLC 5 .750 06/15/56 774,047
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 4 .226 07/01/35 975,081
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 5 .070 01/01/46 965,725
1,000,000 Duke Energy Corp 4 .300 03/15/28 996,268
1,000,000 Duke Energy Corp 4 .850 01/05/29 1,005,721
1,000,000 Duke Energy Corp 2 .450 06/01/30 919,851
1,000,000 Duke Energy Corp 2 .550 06/15/31 901,665
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,042,428
500,000 Duke Energy Corp 5 .450 06/15/34 510,676
1,000,000 Duke Energy Corp 4 .950 09/15/35 978,614
1,000,000 Duke Energy Corp 3 .300 06/15/41 763,053
300,000 Duke Energy Corp 4 .800 12/15/45 262,474
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,476,261
500,000 Duke Energy Corp 4 .200 06/15/49 389,955
1,000,000 Duke Energy Corp 3 .500 06/15/51 681,902
500,000 Duke Energy Corp 5 .000 08/15/52 435,115
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,017,291
500,000 Duke Energy Corp 5 .800 06/15/54 487,235
225,000 Duke Energy Corp 6 .450 09/01/54 233,641
1,000,000 Duke Energy Corp 5 .700 09/15/55 962,024
375,000 Duke Energy Florida LLC 6 .400 06/15/38 408,602
500,000 Duke Energy Florida LLC 3 .400 10/01/46 361,552
300,000 Duke Energy Florida LLC 4 .200 07/15/48 240,892
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,025,353
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 1,015,628
1,000,000 Duke Energy Indiana LLC 4 .950 03/15/36 982,902
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 229,221
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 340,508
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 168,979
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 469,515
1,000,000 Duke Energy Indiana LLC 5 .900 05/15/55 1,008,629
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 196,023
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 22,760
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 763,361
1,000,000 Duke Energy Ohio, Inc 5 .300 06/15/35 1,009,212
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 151,030
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 162,191
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 489,699
500,000 Duke Energy Ohio, Inc 5 .550 03/15/54 482,877

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 300,000 Duke Energy Progress LLC 3 .700% 09/01/28 $ 295,451
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,324,933
750,000 Duke Energy Progress LLC 5 .250 03/15/33 765,050
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 1,014,310
1,000,000 Duke Energy Progress LLC 5 .050 03/15/35 1,000,318
400,000 Duke Energy Progress LLC 4 .375 03/30/44 339,808
500,000 Duke Energy Progress LLC 4 .150 12/01/44 411,662
300,000 Duke Energy Progress LLC 4 .200 08/15/45 247,385
500,000 Duke Energy Progress LLC 3 .700 10/15/46 378,203
200,000 Duke Energy Progress LLC 3 .600 09/15/47 147,790
600,000 Duke Energy Progress LLC 2 .500 08/15/50 348,360
500,000 Duke Energy Progress LLC 2 .900 08/15/51 312,203
750,000 Duke Energy Progress LLC 5 .350 03/15/53 707,337
500,000 Duke Energy Progress LLC 5 .550 03/15/55 485,357
1,000,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 1,034,163
300,000 Edison International 4 .125 03/15/28 295,706
1,000,000 Edison International 5 .250 11/15/28 1,001,864
1,000,000 Edison International 5 .450 06/15/29 1,009,766
500,000 Edison International 6 .950 11/15/29 522,539
1,000,000 Edison International 6 .250 03/15/30 1,027,164
1,000,000 Edison International 5 .250 03/15/32 986,374
200,000 El Paso Electric Co 5 .000 12/01/44 173,622
1,000,000 Emera US Finance LLC 5 .200 04/01/33 995,751
1,000,000 Emera US Finance LP 2 .639 06/15/31 898,356
625,000 Emera US Finance LP 4 .750 06/15/46 532,650
675,000 Enel Chile S.A. 4 .875 06/12/28 677,064
500,000 Entergy Arkansas LLC 5 .300 09/15/33 511,179
800,000 Entergy Arkansas LLC 5 .450 06/01/34 822,708
200,000 Entergy Arkansas LLC 4 .200 04/01/49 159,756
500,000 Entergy Arkansas LLC 5 .750 06/01/54 499,369
1,000,000 Entergy Arkansas LLC 5 .750 01/15/56 993,896
625,000 Entergy Corp 2 .400 06/15/31 556,549
500,000 Entergy Corp 3 .750 06/15/50 364,029
650,000 Entergy Corp 7 .125 12/01/54 672,042
500,000 Entergy Corp 5 .875 06/15/56 500,079
500,000 Entergy Corp 6 .100 06/15/56 501,028
500,000 Entergy Louisiana LLC 1 .600 12/15/30 439,097
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 875,879
500,000 Entergy Louisiana LLC 4 .000 03/15/33 472,479
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 1,024,778
500,000 Entergy Louisiana LLC 5 .150 09/15/34 505,126
500,000 Entergy Louisiana LLC 4 .900 04/15/36 487,570
300,000 Entergy Louisiana LLC 4 .200 09/01/48 241,759
300,000 Entergy Louisiana LLC 4 .200 04/01/50 237,821
500,000 Entergy Louisiana LLC 4 .750 09/15/52 429,769
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 984,153
325,000 Entergy Louisiana LLC 5 .800 03/15/55 324,940
350,000 Entergy Louisiana LLC 5 .650 04/15/56 343,155
1,000,000 Entergy Mississippi LLC 5 .050 04/15/36 983,170
500,000 Entergy Mississippi LLC 5 .850 06/01/54 498,576
1,000,000 Entergy Texas, Inc 5 .250 04/15/35 1,004,225
2,000,000 Entergy Texas, Inc 5 .200 06/15/36 1,986,854
200,000 Entergy Texas, Inc 4 .500 03/30/39 182,111
700,000 Entergy Texas, Inc 3 .550 09/30/49 499,620
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 995,859
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 571,094
1,500,000 Equitable Holdings, Inc 6 .700 03/28/55 1,541,151
125,000 Essential Utilities, Inc 3 .566 05/01/29 121,163
225,000 Essential Utilities, Inc 2 .704 04/15/30 208,584
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 893,817
1,000,000 Essential Utilities, Inc 5 .375 01/15/34 1,012,262
1,000,000 Essential Utilities, Inc 5 .250 08/15/35 998,443

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 500,000 Essential Utilities, Inc 5 .125% 03/15/36 $ 492,886
200,000 Essential Utilities, Inc 4 .276 05/01/49 159,542
300,000 Essential Utilities, Inc 3 .351 04/15/50 202,631
500,000 Essential Utilities, Inc 5 .300 05/01/52 458,712
950,000 Evergy Kansas Central, Inc 5 .250 03/15/35 954,645
1,000,000 (c) Evergy Kansas Central, Inc 5 .300 07/01/36 1,001,521
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 145,208
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 299,843
500,000 Evergy Kansas Central, Inc 5 .700 03/15/53 498,593
500,000 Evergy Metro, Inc 5 .400 04/01/34 511,166
1,500,000 Evergy Metro, Inc 5 .125 08/15/35 1,487,043
650,000 Evergy Metro, Inc 4 .200 06/15/47 527,079
100,000 Evergy Metro, Inc 4 .200 03/15/48 80,455
300,000 Evergy Metro, Inc 4 .125 04/01/49 240,009
500,000 Evergy, Inc 4 .250 03/15/29 494,213
500,000 Evergy, Inc 6 .650 06/01/55 511,190
200,000 Eversource Energy 3 .300 01/15/28 195,855
1,000,000 Eversource Energy 5 .450 03/01/28 1,011,267
300,000 Eversource Energy 4 .250 04/01/29 297,055
100,000 Eversource Energy 1 .650 08/15/30 88,228
1,000,000 Eversource Energy 4 .450 12/15/30 982,799
1,000,000 Eversource Energy 2 .550 03/15/31 900,910
500,000 Eversource Energy 5 .850 04/15/31 518,679
1,000,000 Eversource Energy 3 .375 03/01/32 919,778
500,000 Eversource Energy 5 .500 01/01/34 508,643
500,000 Eversource Energy 5 .950 07/15/34 522,761
600,000 Eversource Energy 3 .450 01/15/50 417,530
750,000 Eversource Energy 6 .100 08/15/56 748,537
750,000 Eversource Energy 6 .350 08/15/56 750,596
500,000 Exelon Corp 5 .125 03/15/31 506,670
750,000 Exelon Corp 5 .300 03/15/33 762,886
1,000,000 Exelon Corp 5 .450 03/15/34 1,019,757
500,000 Exelon Corp 4 .950 06/15/35 485,931
1,000,000 Exelon Corp 4 .950 03/15/36 972,129
975,000 Exelon Corp 4 .450 04/15/46 811,130
100,000 Exelon Corp 4 .700 04/15/50 84,059
500,000 Exelon Corp 4 .100 03/15/52 382,894
500,000 Exelon Corp 5 .600 03/15/53 478,596
500,000 Exelon Corp 5 .875 03/15/55 494,964
475,000 Exelon Corp 6 .500 03/15/55 487,536
1,000,000 (b) FirstEnergy Pennsylvania Electric Co 4 .550 03/15/31 993,446
2,000,000 FirstEnergy Transmission LLC 4 .550 01/15/30 1,985,194
1,000,000 FirstEnergy Transmission LLC 4 .750 01/15/33 980,235
2,500,000 FirstEnergy Transmission LLC 5 .000 01/15/35 2,455,664
425,000 Florida Power & Light Co 4 .625 05/15/30 426,176
1,000,000 Florida Power & Light Co 2 .450 02/03/32 891,549
750,000 Florida Power & Light Co 5 .100 04/01/33 759,871
150,000 Florida Power & Light Co 4 .800 05/15/33 149,454
2,000,000 Florida Power & Light Co 5 .300 06/15/34 2,040,634
1,000,000 Florida Power & Light Co 4 .700 02/15/36 969,397
1,500,000 Florida Power & Light Co 5 .125 06/01/36 1,502,108
100,000 Florida Power & Light Co 4 .125 02/01/42 85,386
200,000 Florida Power & Light Co 4 .050 06/01/42 168,761
450,000 Florida Power & Light Co 3 .800 12/15/42 364,793
400,000 Florida Power & Light Co 4 .050 10/01/44 328,378
500,000 Florida Power & Light Co 3 .700 12/01/47 377,745
500,000 Florida Power & Light Co 4 .125 06/01/48 402,837
350,000 Florida Power & Light Co 3 .990 03/01/49 274,023
1,000,000 Florida Power & Light Co 5 .600 06/15/54 981,049
350,000 Florida Power & Light Co 5 .700 03/15/55 348,933
575,000 Florida Power & Light Co 5 .750 06/01/56 577,912
325,000 Florida Power & Light Co 5 .600 02/15/66 312,650

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 575,000 Florida Power & Light Co 5 .900% 06/01/66 $ 579,702
500,000 Georgia Power Co 4 .550 03/15/30 498,735
1,950,000 Georgia Power Co 4 .850 03/15/31 1,962,279
1,500,000 Georgia Power Co 4 .950 05/17/33 1,509,095
1,500,000 Georgia Power Co 5 .250 03/15/34 1,523,466
1,000,000 Georgia Power Co 5 .200 03/15/35 1,012,022
625,000 Georgia Power Co 4 .300 03/15/42 542,800
700,000 Georgia Power Co 4 .300 03/15/43 599,541
500,000 Georgia Power Co 5 .500 10/01/55 482,475
1,000,000 Hewlett Packard Enterprise Co 4 .400 10/15/30 981,677
575,000 Hydro One, Inc 4 .750 05/30/31 576,093
400,000 Iberdrola International BV 6 .750 07/15/36 448,146
1,000,000 Idaho Power Co 4 .850 03/01/36 973,935
425,000 Idaho Power Co 5 .500 03/15/53 411,252
1,000,000 Idaho Power Co 5 .800 04/01/54 1,007,190
225,000 Indiana Michigan Power Co 4 .550 03/15/46 192,527
100,000 Indiana Michigan Power Co 3 .750 07/01/47 74,873
300,000 Indiana Michigan Power Co 4 .250 08/15/48 242,606
675,000 Indiana Michigan Power Co 3 .250 05/01/51 451,366
500,000 Indiana Michigan Power Co 5 .625 04/01/53 491,196
250,000 Indiana Michigan Power Co 5 .600 03/15/56 243,344
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 990,867
325,000 Interstate Power and Light Co 3 .600 04/01/29 316,669
125,000 Interstate Power and Light Co 2 .300 06/01/30 114,544
200,000 Interstate Power and Light Co 4 .950 09/30/34 196,147
475,000 Interstate Power and Light Co 5 .600 06/29/35 487,901
100,000 Interstate Power and Light Co 6 .250 07/15/39 106,042
100,000 Interstate Power and Light Co 3 .700 09/15/46 75,700
300,000 Interstate Power and Light Co 3 .500 09/30/49 210,954
500,000 Interstate Power and Light Co 5 .450 09/30/54 473,708
650,000 Interstate Power and Light Co 5 .600 10/01/55 627,358
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 97,028
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 498,240
900,000 ITC Holdings Corp 3 .350 11/15/27 885,441
1,000,000 (b) Jersey Central Power & Light Co 4 .600 01/15/30 993,415
750,000 Jersey Central Power & Light Co 5 .100 01/15/35 749,425
735,951 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 693,563
300,000 Kentucky Utilities Co 4 .375 10/01/45 253,479
400,000 Kentucky Utilities Co 3 .300 06/01/50 272,701
275,000 Kentucky Utilities Co 5 .850 08/15/55 276,116
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,026,482
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 242,290
550,000 Louisville Gas and Electric Co 5 .850 08/15/55 553,322
425,000 MidAmerican Energy Co 5 .350 01/15/34 435,758
200,000 MidAmerican Energy Co 4 .800 09/15/43 179,870
200,000 MidAmerican Energy Co 4 .400 10/15/44 170,665
200,000 MidAmerican Energy Co 4 .250 05/01/46 165,250
500,000 MidAmerican Energy Co 3 .950 08/01/47 392,095
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 740,955
300,000 MidAmerican Energy Co 4 .250 07/15/49 243,608
300,000 MidAmerican Energy Co 3 .150 04/15/50 201,005
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 612,335
400,000 MidAmerican Energy Co 5 .850 09/15/54 405,581
250,000 MidAmerican Energy Co 5 .300 02/01/55 234,528
1,000,000 MidAmerican Energy Co 5 .500 11/15/56 961,566
750,000 Mississippi Power Co 4 .250 03/15/42 637,095
1,000,000 Mississippi Power Co 3 .100 07/30/51 652,502
1,000,000 (b) Monongahela Power Co 4 .450 08/15/29 994,548
1,500,000 MPLX LP 4 .800 02/15/31 1,493,881
200,000 National Fuel Gas Co 3 .950 09/15/27 198,315
200,000 National Fuel Gas Co 4 .750 09/01/28 199,534
475,000 National Fuel Gas Co 4 .750 05/15/29 473,721

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,100,000 National Fuel Gas Co 2 .950% 03/01/31 $ 1,006,398
500,000 National Fuel Gas Co 5 .050 10/15/31 497,784
200,000 National Fuel Gas Co 5 .950 03/15/35 205,931
500,000 National Fuel Gas Co 5 .500 05/15/36 496,883
1,000,000 National Grid plc 5 .809 06/12/33 1,041,265
1,000,000 National Grid plc 5 .418 01/11/34 1,014,097
1,500,000 National Grid plc 5 .405 06/09/36 1,493,563
250,000 National Grid USA 5 .803 04/01/35 261,027
500,000 Nevada Power Co 2 .400 05/01/30 460,819
500,000 Nevada Power Co 3 .125 08/01/50 329,139
500,000 Nevada Power Co 5 .900 05/01/53 500,648
1,000,000 Nevada Power Co 6 .000 03/15/54 1,013,260
1,000,000 Nevada Power Co 6 .250 05/15/55 1,002,764
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,005,289
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 1,008,420
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 291,340
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 425,390
1,500,000 NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,516,060
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,718,125
1,000,000 NextEra Energy Capital Holdings, Inc 4 .400 03/01/31 986,222
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 881,903
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 452,270
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,505,630
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,644,699
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 617,990
1,000,000 NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 908,170
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,562,307
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,536,290
1,000,000 NextEra Energy Capital Holdings, Inc 6 .375 08/15/55 1,018,449
1,000,000 NextEra Energy Capital Holdings, Inc 6 .500 08/15/55 1,026,435
1,000,000 NextEra Energy Capital Holdings, Inc 5 .850 03/01/56 985,163
1,000,000 NextEra Energy Capital Holdings, Inc 6 .200 10/01/56 999,033
475,000 NextEra Energy Capital Holdings, Inc 6 .625 10/01/66 482,314
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,696,016
1,500,000 NiSource, Inc 5 .250 03/30/28 1,516,712
200,000 NiSource, Inc 3 .600 05/01/30 191,970
1,000,000 NiSource, Inc 4 .750 05/18/31 995,915
500,000 NiSource, Inc 5 .400 06/30/33 513,557
1,000,000 NiSource, Inc 5 .350 04/01/34 1,019,159
1,000,000 NiSource, Inc 5 .350 07/15/35 1,008,240
100,000 NiSource, Inc 5 .300 05/18/36 100,068
77,000 NiSource, Inc 5 .950 06/15/41 79,155
700,000 NiSource, Inc 5 .250 02/15/43 658,568
450,000 NiSource, Inc 4 .800 02/15/44 398,779
815,000 NiSource, Inc 5 .650 02/01/45 797,321
350,000 NiSource, Inc 4 .375 05/15/47 288,026
500,000 NiSource, Inc 3 .950 03/30/48 381,847
200,000 NiSource, Inc 5 .000 06/15/52 176,283
750,000 NiSource, Inc 6 .950 11/30/54 775,509
750,000 NiSource, Inc 6 .375 03/31/55 773,291
750,000 NiSource, Inc 5 .850 04/01/55 743,699
500,000 NiSource, Inc 5 .750 07/15/56 499,276
300,000 Northern States Power Co 2 .250 04/01/31 269,971
1,000,000 Northern States Power Co 4 .850 05/15/36 982,118
425,000 Northern States Power Co 5 .350 11/01/39 424,699
325,000 Northern States Power Co 2 .900 03/01/50 214,458
467,000 Northern States Power Co 2 .600 06/01/51 284,548
500,000 Northern States Power Co 3 .200 04/01/52 341,741
400,000 Northern States Power Co 4 .500 06/01/52 337,387
500,000 Northern States Power Co 5 .100 05/15/53 455,591
1,000,000 Northern States Power Co 5 .400 03/15/54 957,624
500,000 Northern States Power Co 5 .650 06/15/54 493,243

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 500,000 Northern States Power Co 5 .650% 05/15/55 $ 492,897
1,000,000 Northwest Natural Holding Co 7 .000 09/15/55 1,037,232
200,000 NorthWestern Corp 4 .176 11/15/44 166,096
500,000 NSTAR Electric Co 4 .850 03/01/30 503,340
1,000,000 NSTAR Electric Co 4 .650 05/15/31 999,141
1,000,000 NSTAR Electric Co 1 .950 08/15/31 877,510
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,021,033
800,000 NSTAR Electric Co 5 .200 03/01/35 805,998
250,000 NSTAR Electric Co 5 .200 05/15/36 251,037
1,500,000 Nutrien Ltd 5 .250 03/12/32 1,524,908
500,000 Oglethorpe Power Corp 4 .500 04/01/47 413,568
500,000 Oglethorpe Power Corp 5 .050 10/01/48 444,928
750,000 Oglethorpe Power Corp 3 .750 08/01/50 538,398
500,000 Oglethorpe Power Corp 5 .250 09/01/50 453,774
500,000 Oglethorpe Power Corp 6 .200 12/01/53 514,335
550,000 Oglethorpe Power Corp 5 .900 02/01/55 542,094
750,000 Ohio Power Co 5 .650 06/01/34 774,388
500,000 Ohio Power Co 4 .150 04/01/48 393,254
1,500,000 Ohio Power Co 4 .000 06/01/49 1,144,028
500,000 Ohio Power Co 2 .900 10/01/51 306,265
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 95,256
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 512,847
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 161,470
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 153,141
1,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 970,578
1,000,000 Oklahoma Gas and Electric Co 5 .900 04/01/56 1,014,381
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,542,271
1,000,000 (b) Oncor Electric Delivery Co LLC 4 .500 03/15/31 990,021
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 412,358
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 492,269
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,042,813
1,000,000 Oncor Electric Delivery Co LLC 5 .350 04/01/35 1,017,273
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 97,537
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 492,003
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 54,075
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 232,837
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 304,125
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 158,271
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 373,253
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 328,330
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 146,135
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 325,929
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 154,168
1,000,000 Oncor Electric Delivery Co LLC 5 .550 06/15/54 964,123
1,000,000 Oncor Electric Delivery Co LLC 5 .800 04/01/55 1,001,811
1,000,000 (b) Oncor Electric Delivery Co LLC 5 .900 03/15/56 1,015,800
100,000 ONE Gas, Inc 2 .000 05/15/30 90,734
500,000 ONE Gas, Inc 4 .250 09/01/32 486,795
100,000 ONE Gas, Inc 4 .658 02/01/44 88,832
500,000 ONE Gas, Inc 4 .500 11/01/48 424,481
1,000,000 ONEOK, Inc 5 .650 09/01/34 1,018,945
1,000,000 ONEOK, Inc 5 .400 10/15/35 998,286
1,000,000 ONEOK, Inc 5 .450 06/01/47 916,540
2,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 1,969,332
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,691,518
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,844,881
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 966,389
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 517,121
1,000,000 Pacific Gas and Electric Co 5 .050 10/15/32 993,883
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 522,352
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,587,178
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,090,500

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 750,000 Pacific Gas and Electric Co 5 .800% 05/15/34 $ 766,671
750,000 Pacific Gas and Electric Co 5 .700 03/01/35 757,834
1,000,000 Pacific Gas and Electric Co 6 .000 08/15/35 1,030,967
1,000,000 Pacific Gas and Electric Co 5 .200 05/01/36 971,285
1,000,000 Pacific Gas and Electric Co 5 .600 08/15/36 1,000,320
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 645,428
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 749,592
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,228,389
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,001,882
1,800,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,200,815
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 863,973
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 416,077
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,416,614
1,000,000 Pacific Gas and Electric Co 6 .150 03/01/55 975,239
1,000,000 Pacific Gas and Electric Co 6 .100 10/15/55 968,004
1,000,000 Pacific Gas and Electric Co 6 .000 05/01/56 956,726
1,000,000 Pacific Gas and Electric Co 6 .300 08/15/56 995,968
500,000 PacifiCorp 3 .500 06/15/29 482,528
500,000 PacifiCorp 2 .700 09/15/30 459,434
1,000,000 PacifiCorp 5 .300 02/15/31 1,015,074
1,000,000 PacifiCorp 5 .100 04/15/31 1,009,169
1,000,000 PacifiCorp 5 .450 04/15/33 1,015,137
1,000,000 PacifiCorp 5 .800 04/15/36 1,025,053
850,000 PacifiCorp 6 .000 01/15/39 866,924
300,000 PacifiCorp 4 .125 01/15/49 228,173
1,300,000 PacifiCorp 4 .150 02/15/50 987,449
250,000 PacifiCorp 3 .300 03/15/51 162,937
1,000,000 PacifiCorp 2 .900 06/15/52 598,114
750,000 PacifiCorp 5 .350 12/01/53 671,372
775,000 PacifiCorp 5 .500 05/15/54 710,582
1,000,000 PacifiCorp 5 .800 01/15/55 953,734
1,000,000 PECO Energy Co 4 .900 06/15/33 1,007,177
2,000,000 PECO Energy Co 4 .875 09/15/35 1,980,476
200,000 PECO Energy Co 4 .150 10/01/44 165,797
200,000 PECO Energy Co 3 .700 09/15/47 151,047
700,000 PECO Energy Co 3 .900 03/01/48 542,722
125,000 PECO Energy Co 3 .000 09/15/49 81,512
100,000 PECO Energy Co 2 .800 06/15/50 62,260
475,000 PECO Energy Co 3 .050 03/15/51 309,387
500,000 PECO Energy Co 4 .600 05/15/52 422,284
500,000 PECO Energy Co 4 .375 08/15/52 408,084
625,000 PECO Energy Co 5 .250 09/15/54 581,524
815,869 PG&E Recovery Funding LLC 4 .838 06/01/33 817,752
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 507,700
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 997,147
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 494,804
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 991,372
257,722 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 251,687
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 239,823
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 231,764
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 868,894
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 867,324
308,309 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 302,449
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 492,169
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 485,594
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 710,324
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 689,970
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 511,384
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 996,030
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 174,587
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,091,539
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 897,335

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,000,000 Pinnacle West Capital Corp 4 .650% 06/01/29 $ 1,000,123
500,000 Pinnacle West Capital Corp 5 .150 05/15/30 506,630
500,000 Potomac Electric Power Co 5 .200 03/15/34 507,525
900,000 Potomac Electric Power Co 4 .150 03/15/43 754,141
250,000 Potomac Electric Power Co 5 .500 03/15/54 241,672
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 1,004,332
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,510,329
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 148,939
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 166,092
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 226,251
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 396,692
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 161,613
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 344,896
1,000,000 PPL Electric Utilities Corp 5 .550 08/15/55 978,079
2,500,000 PPL Electric Utilities Corp 5 .750 05/15/56 2,500,278
500,000 Public Service Co of Colorado 1 .900 01/15/31 442,425
300,000 Public Service Co of Colorado 1 .875 06/15/31 261,881
275,000 Public Service Co of Colorado 4 .100 06/01/32 264,071
1,500,000 Public Service Co of Colorado 5 .150 09/15/35 1,490,699
1,000,000 Public Service Co of Colorado 5 .050 06/15/36 986,019
200,000 Public Service Co of Colorado 3 .800 06/15/47 152,652
100,000 Public Service Co of Colorado 4 .100 06/15/48 79,735
300,000 Public Service Co of Colorado 4 .050 09/15/49 233,330
400,000 Public Service Co of Colorado 3 .200 03/01/50 269,150
350,000 Public Service Co of Colorado 2 .700 01/15/51 209,666
1,000,000 Public Service Co of Colorado 5 .250 04/01/53 920,118
500,000 Public Service Co of Colorado 5 .750 05/15/54 495,802
2,000,000 Public Service Co of Colorado 5 .850 05/15/55 2,003,790
1,000,000 Public Service Co of New Hampshire 5 .350 10/01/33 1,021,593
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 439,616
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 1,015,210
1,000,000 Public Service Co of Oklahoma 5 .200 01/15/35 995,654
1,000,000 Public Service Co of Oklahoma 5 .450 01/15/36 1,010,037
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 324,552
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 874,621
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 226,368
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 495,008
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,019,500
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 506,613
450,000 Public Service Electric and Gas Co 5 .050 03/01/35 451,075
1,000,000 Public Service Electric and Gas Co 4 .900 08/15/35 992,028
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 161,919
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 468,325
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 148,610
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 199,094
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 383,006
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 390,650
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 336,649
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 184,088
500,000 Public Service Electric and Gas Co 5 .450 08/01/53 482,286
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 482,071
1,000,000 Public Service Electric and Gas Co 5 .625 01/01/56 987,602
500,000 Public Service Enterprise Group, Inc 4 .900 03/15/30 503,979
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 352,531
1,000,000 Public Service Enterprise Group, Inc 4 .800 06/15/31 997,302
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 886,888
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 793,802
1,000,000 Public Service Enterprise Group, Inc 5 .400 03/15/35 1,011,745
1,000,000 Puget Energy, Inc 4 .100 06/15/30 967,852
1,000,000 Puget Energy, Inc 5 .725 03/15/35 1,006,363
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 255,211
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 166,549

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 275,000 Puget Sound Energy, Inc 3 .250% 09/15/49 $ 186,838
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 469,739
1,000,000 Puget Sound Energy, Inc 5 .685 06/15/54 988,597
600,000 Puget Sound Energy, Inc 5 .598 09/15/55 583,206
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 554,430
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 442,306
1,000,000 San Diego Gas & Electric Co 5 .200 03/15/36 995,258
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 226,245
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 238,573
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 584,145
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 430,353
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 717,220
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 932,252
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 964,200
1,000,000 San Diego Gas & Electric Co 5 .950 03/15/56 1,014,456
1,000,000 Sempra 5 .500 08/01/33 1,028,054
825,000 Sempra 3 .800 02/01/38 701,717
125,000 Sempra 6 .000 10/15/39 128,241
850,000 Sempra 4 .000 02/01/48 641,281
1,380,000 Sempra 4 .125 04/01/52 1,368,388
1,000,000 Sempra 6 .400 10/01/54 1,005,357
1,000,000 Sempra 6 .875 10/01/54 1,020,160
300,000 Sempra 6 .550 04/01/55 302,434
500,000 Sempra 6 .625 04/01/55 505,564
450,000 Sempra 6 .375 04/01/56 454,527
500,000 Sierra Pacific Power Co 5 .900 03/15/54 501,395
1,000,000 Sierra Pacific Power Co 6 .200 12/15/55 991,239
1,000,000 Sierra Pacific Power Co 6 .375 09/15/56 997,402
600,000 Southern California Edison Co 2 .850 08/01/29 566,391
500,000 Southern California Edison Co 5 .250 03/15/30 505,582
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,339,002
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,018,883
1,500,000 Southern California Edison Co 4 .950 09/15/31 1,496,795
500,000 Southern California Edison Co 2 .750 02/01/32 444,856
750,000 Southern California Edison Co 5 .950 11/01/32 781,003
1,000,000 Southern California Edison Co 4 .800 03/15/33 979,263
500,000 Southern California Edison Co 5 .450 03/01/35 500,980
185,000 Southern California Edison Co 6 .050 03/15/39 187,798
300,000 Southern California Edison Co 4 .500 09/01/40 257,291
825,000 Southern California Edison Co 4 .650 10/01/43 698,080
450,000 Southern California Edison Co 3 .600 02/01/45 322,961
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,260,667
1,500,000 Southern California Edison Co 2 .950 02/01/51 903,772
1,000,000 Southern California Edison Co 3 .650 06/01/51 687,864
500,000 Southern California Edison Co 3 .450 02/01/52 328,722
1,000,000 Southern California Edison Co 5 .700 03/01/53 922,924
500,000 Southern California Edison Co 5 .875 12/01/53 474,661
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,396,147
750,000 Southern California Edison Co 5 .900 03/01/55 716,037
500,000 Southern California Edison Co 6 .200 09/15/55 497,091
500,000 Southern California Gas Co 2 .550 02/01/30 466,777
1,000,000 Southern California Gas Co 5 .200 06/01/33 1,014,094
500,000 Southern California Gas Co 5 .050 09/01/34 500,374
500,000 Southern California Gas Co 5 .450 06/15/35 511,456
150,000 Southern California Gas Co 3 .750 09/15/42 118,831
500,000 Southern California Gas Co 4 .125 06/01/48 391,960
300,000 Southern California Gas Co 4 .300 01/15/49 241,289
500,000 Southern California Gas Co 3 .950 02/15/50 377,440
500,000 Southern California Gas Co 6 .350 11/15/52 530,626
1,000,000 Southern California Gas Co 5 .750 06/01/53 978,659
1,000,000 Southern California Gas Co 5 .600 04/01/54 958,849
500,000 Southern California Gas Co 6 .000 06/15/55 506,788

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 1,500,000 Southern California Gas Co 5 .900% 06/01/56 $ 1,521,683
500,000 Southern Co 1 .750 03/15/28 477,490
2,500,000 Southern Co 3 .700 04/30/30 2,415,675
1,000,000 Southern Co 5 .200 06/15/33 1,007,656
1,250,000 Southern Co 5 .700 03/15/34 1,294,925
1,000,000 Southern Co 4 .850 03/15/35 976,734
400,000 Southern Co 4 .250 07/01/36 369,519
800,000 Southern Co 4 .400 07/01/46 668,627
1,000,000 Southern Co 6 .375 03/15/55 1,026,250
1,000,000 Southern Co 6 .000 04/01/58 1,002,397
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 440,340
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,040,581
1,000,000 Southern Co Gas Capital Corp 4 .950 09/15/34 987,677
1,000,000 Southern Co Gas Capital Corp 5 .100 09/15/35 991,221
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 235,281
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 78,281
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 749,642
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 115,062
1,000,000 Southern Co Gas Capital Corp 6 .050 09/15/56 1,001,312
1,000,000 Southern Power Co 4 .250 10/01/30 982,325
1,000,000 Southern Power Co 4 .800 06/15/31 997,186
1,000,000 Southern Power Co 4 .900 10/01/35 970,179
300,000 Southern Power Co 4 .950 12/15/46 267,598
500,000 Southwest Gas Corp 5 .800 12/01/27 508,059
500,000 Southwest Gas Corp 5 .450 03/23/28 506,409
150,000 Southwest Gas Corp 3 .700 04/01/28 147,704
100,000 Southwest Gas Corp 2 .200 06/15/30 90,676
500,000 Southwest Gas Corp 4 .050 03/15/32 477,785
100,000 Southwest Gas Corp 3 .800 09/29/46 76,237
500,000 Southwest Gas Corp 4 .150 06/01/49 394,428
250,000 Southwest Gas Corp 3 .180 08/15/51 165,936
675,000 Southwestern Electric Power Co 4 .100 09/15/28 666,888
1,000,000 Southwestern Electric Power Co 5 .300 04/01/33 1,013,229
500,000 Southwestern Electric Power Co 5 .200 04/01/36 493,398
750,000 Southwestern Electric Power Co 3 .850 02/01/48 556,825
500,000 Southwestern Electric Power Co 5 .900 04/01/56 493,743
500,000 Southwestern Public Service Co 5 .300 05/15/35 501,489
1,500,000 Southwestern Public Service Co 5 .300 08/15/36 1,495,996
600,000 Southwestern Public Service Co 4 .500 08/15/41 527,873
300,000 Southwestern Public Service Co 3 .400 08/15/46 214,752
225,000 Southwestern Public Service Co 3 .700 08/15/47 168,130
200,000 Southwestern Public Service Co 4 .400 11/15/48 163,900
750,000 Southwestern Public Service Co 3 .750 06/15/49 549,947
650,000 Southwestern Public Service Co 3 .150 05/01/50 427,413
475,000 Southwestern Public Service Co 6 .000 06/01/54 479,704
1,000,000 Southwestern Public Service Co 5 .875 08/15/56 993,633
500,000 Spire Missouri, Inc 4 .800 02/15/33 497,960
500,000 Spire Missouri, Inc 3 .300 06/01/51 339,824
1,000,000 Spire, Inc 4 .600 09/01/31 985,092
500,000 Spire, Inc 6 .250 06/01/56 498,065
500,000 Spire, Inc 6 .450 06/01/56 503,339
1,000,000 System Energy Resources, Inc 5 .300 12/15/34 997,396
1,000,000 Tampa Electric Co 5 .150 03/01/35 1,002,556
100,000 Tampa Electric Co 4 .100 06/15/42 83,707
175,000 Tampa Electric Co 4 .350 05/15/44 147,714
200,000 Tampa Electric Co 4 .300 06/15/48 165,662
200,000 Tampa Electric Co 4 .450 06/15/49 166,158
575,000 Tampa Electric Co 3 .625 06/15/50 416,855
925,000 Tampa Electric Co 3 .450 03/15/51 649,187
475,000 Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 470,244
500,000 Tucson Electric Power Co 5 .200 09/15/34 504,724
200,000 Tucson Electric Power Co 4 .850 12/01/48 175,917

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 500,000 Tucson Electric Power Co 3 .250% 05/01/51 $ 332,882
500,000 Tucson Electric Power Co 5 .500 04/15/53 477,559
1,000,000 Tucson Electric Power Co 5 .900 04/15/55 1,009,109
300,000 Union Electric Co 3 .500 03/15/29 292,434
500,000 Union Electric Co 2 .950 03/15/30 471,771
1,000,000 Union Electric Co 5 .200 04/01/34 1,013,029
1,000,000 Union Electric Co 5 .250 04/15/35 1,010,564
500,000 Union Electric Co 4 .800 03/15/36 486,413
100,000 Union Electric Co 8 .450 03/15/39 128,101
100,000 Union Electric Co 3 .900 09/15/42 81,791
100,000 Union Electric Co 3 .650 04/15/45 76,554
325,000 Union Electric Co 5 .450 03/15/53 310,352
500,000 Union Electric Co 5 .250 01/15/54 463,231
825,000 Union Electric Co 5 .125 03/15/55 750,669
275,000 Union Electric Co 5 .550 03/15/56 266,492
725,000 Union Electric Co 5 .750 09/15/56 723,256
100,000 United Utilities plc 6 .875 08/15/28 104,114
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 887,750
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 881,647
750,000 Virginia Electric and Power Co 5 .000 04/01/33 753,878
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 1,020,514
500,000 Virginia Electric and Power Co 5 .000 01/15/34 499,150
500,000 Virginia Electric and Power Co 5 .050 08/15/34 500,391
500,000 Virginia Electric and Power Co 5 .150 03/15/35 500,066
1,000,000 Virginia Electric and Power Co 4 .950 03/15/36 978,785
250,000 Virginia Electric and Power Co 4 .650 08/15/43 221,773
400,000 Virginia Electric and Power Co 4 .450 02/15/44 345,777
200,000 Virginia Electric and Power Co 4 .200 05/15/45 164,706
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 869,951
700,000 Virginia Electric and Power Co 3 .800 09/15/47 534,744
500,000 Virginia Electric and Power Co 3 .300 12/01/49 341,324
500,000 Virginia Electric and Power Co 4 .625 05/15/52 421,985
750,000 Virginia Electric and Power Co 5 .450 04/01/53 714,045
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 984,438
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 937,185
200,000 Virginia Electric and Power Co 5 .550 08/15/54 193,196
500,000 Virginia Electric and Power Co 5 .650 03/15/55 488,847
800,000 Virginia Electric and Power Co 5 .600 09/15/55 776,347
1,000,000 Virginia Electric and Power Co 5 .700 03/15/56 982,255
141,384 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 141,646
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 1,005,179
1,000,000 (b) Vistra Operations Co LLC 5 .000 04/30/31 992,440
1,000,000 (b) Vistra Operations Co LLC 5 .250 04/30/33 992,600
1,000,000 (b) Vistra Operations Co LLC 5 .550 04/30/36 994,889
200,000 Washington Gas Light Co 3 .796 09/15/46 152,355
700,000 Washington Gas Light Co 3 .650 09/15/49 503,544
500,000 WEC Energy Group, Inc 1 .375 10/15/27 480,784
172,000 WEC Energy Group, Inc 1 .800 10/15/30 152,858
350,000 WEC Energy Group, Inc 5 .625 05/15/56 347,886
425,000 Western Midstream Operating LP 5 .500 12/15/35 420,518
725,000 Williams Cos, Inc 5 .600 03/15/35 739,743
1,000,000 Williams Cos, Inc 5 .150 03/15/36 982,863
1,000,000 Williams Cos, Inc 5 .950 03/15/56 990,397
1,000,000 Wisconsin Electric Power Co 4 .650 06/15/31 995,850
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 576,424
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 209,708
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 979,224
1,000,000 Wisconsin Electric Power Co 5 .100 06/15/36 999,515
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 164,958
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 385,584
325,000 Wisconsin Electric Power Co 5 .650 03/15/56 323,453
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 478,865

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.7% (continued)
$ 500,000 Wisconsin Power and Light Co 3 .950% 09/01/32 $ 475,224
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 150,019
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 507,323
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 162,197
600,000 Wisconsin Power and Light Co 5 .700 12/15/55 590,191
750,000 Wisconsin Public Service Corp 4 .550 12/01/29 748,930
675,000 Wisconsin Public Service Corp 4 .250 01/15/31 664,345
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 179,022
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 206,490
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 341,131
500,000 Xcel Energy, Inc 2 .350 11/15/31 439,477
500,000 Xcel Energy, Inc 5 .450 08/15/33 508,943
500,000 Xcel Energy, Inc 5 .600 04/15/35 509,399
500,000 Xcel Energy, Inc 3 .500 12/01/49 350,941
1,500,000 Xcel Energy, Inc 5 .750 12/03/56 1,482,394
1,000,000 Zions Bancorp NA 4 .704 08/18/28 998,325
350,000 Zions Bancorp NA 6 .816 11/19/35 368,286
TOTAL UTILITIES 622,282,503
TOTAL CORPORATE BONDS
(Cost $6,295,175,621) 5,913,992,082
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.1%
AGENCY SECURITIES - 0.3%
4,200,000 Federal Farm Credit Banks Funding Corp 3 .750 08/16/27 4,186,958
5,000,000 Federal Farm Credit Banks Funding Corp 1 .650 07/23/35 3,907,243
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 992,677
3,420,000 Federal Home Loan Banks 4 .125 06/01/28 3,417,211
10,000,000 (a) Federal Home Loan Banks 4 .000 06/30/28 9,968,034
13,875,000 Federal Home Loan Banks 3 .250 11/16/28 13,596,548
3,000,000 (a) Federal National Mortgage Association 0 .750 10/08/27 2,875,840
10,000,000 Federal National Mortgage Association 0 .875 08/05/30 8,760,227
5,000,000 (a) Federal National Mortgage Association 6 .625 11/15/30 5,477,961
1,000,000 (a) Federal National Mortgage Association 5 .625 07/15/37 1,089,583
1,000,000 Private Export Funding Corp 3 .900 10/15/27 995,650
1,000,000 (a) Tennessee Valley Authority 3 .875 03/15/28 996,000
5,000,000 Tennessee Valley Authority 3 .875 08/01/30 4,938,049
2,000,000 Tennessee Valley Authority 1 .500 09/15/31 1,745,588
1,500,000 Tennessee Valley Authority 4 .375 08/01/34 1,498,060
1,000,000 Tennessee Valley Authority 4 .875 05/15/35 1,021,663
500,000 Tennessee Valley Authority 5 .880 04/01/36 550,638
500,000 Tennessee Valley Authority 5 .500 06/15/38 534,682
4,300,000 Tennessee Valley Authority 3 .500 12/15/42 3,572,246
750,000 Tennessee Valley Authority 4 .250 09/15/52 632,229
1,000,000 Tennessee Valley Authority 5 .250 02/01/55 981,982
1,750,000 Tennessee Valley Authority 4 .625 09/15/60 1,553,107
300,000 Tennessee Valley Authority 4 .250 09/15/65 245,017
TOTAL AGENCY SECURITIES 73,537,193
FOREIGN GOVERNMENT BONDS - 2.3%
4,000,000 African Development Bank 3 .500 09/18/29 3,914,352
2,500,000 Asian Development Bank 1 .250 06/09/28 2,365,147
75,000 Asian Development Bank 5 .820 06/16/28 77,043
4,000,000 Asian Development Bank 4 .500 08/25/28 4,027,081
2,575,000 Asian Development Bank 3 .125 09/26/28 2,518,094
2,000,000 Asian Development Bank 1 .750 09/19/29 1,854,074
3,500,000 Asian Development Bank 1 .875 01/24/30 3,232,046
1,000,000 Asian Development Bank 0 .750 10/08/30 866,167
2,000,000 Asian Development Bank 1 .500 03/04/31 1,771,228
500,000 Asian Development Bank 3 .125 04/27/32 470,072
2,400,000 Asian Development Bank 3 .875 09/28/32 2,344,952
2,000,000 (a) Asian Development Bank 4 .000 01/12/33 1,963,885
1,000,000 Asian Development Bank 3 .875 06/14/33 972,373

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,000,000 Asian Development Bank 4 .125% 01/12/34 $ 1,968,848
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 998,907
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 3,967,219
3,500,000 Canada Government International Bond 4 .625 04/30/29 3,543,053
3,600,000 Canada Government International Bond 4 .000 03/18/30 3,575,200
3,000,000 Canada Government International Bond 4 .250 05/28/31 3,003,706
2,500,000 Chile Government International Bond 2 .550 01/27/32 2,221,250
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,358,070
2,408,529 Chile Government International Bond 4 .950 01/05/36 2,380,710
2,000,000 Chile Government International Bond 5 .650 01/13/37 2,076,600
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,299,650
1,000,000 Chile Government International Bond 4 .340 03/07/42 881,950
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,893,772
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,444,050
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,562,000
750,000 Chile Government International Bond 3 .250 09/21/71 471,787
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,487,100
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,424,075
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 1,979,845
4,550,000 European Investment Bank 4 .000 02/15/29 4,529,660
4,500,000 European Investment Bank 4 .750 06/15/29 4,569,745
550,000 European Investment Bank 1 .625 10/09/29 507,127
1,000,000 European Investment Bank 0 .875 05/17/30 881,540
2,000,000 European Investment Bank 3 .625 07/15/30 1,956,955
2,000,000 European Investment Bank 0 .750 09/23/30 1,734,878
2,500,000 European Investment Bank 1 .250 02/14/31 2,191,782
3,000,000 European Investment Bank 4 .375 10/10/31 3,018,804
3,660,000 European Investment Bank 3 .750 02/14/33 3,541,937
6,870,000 European Investment Bank 4 .125 02/13/34 6,762,469
1,705,000 European Investment Bank 4 .875 02/15/36 1,758,899
1,000,000 Export Development Canada 3 .750 09/07/27 995,120
2,700,000 Export Development Canada 3 .875 02/14/28 2,686,228
3,000,000 Export Development Canada 4 .125 02/13/29 2,994,873
2,850,000 Export Development Canada 4 .000 06/20/30 2,826,251
2,500,000 Export Development Canada 4 .750 06/05/34 2,559,486
750,000 Export-Import Bank of Korea 1 .125 12/29/26 738,778
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 999,346
1,000,000 Export-Import Bank of Korea 4 .125 10/17/27 997,464
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,514,452
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,004,424
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,524,044
500,000 Export-Import Bank of Korea 4 .875 01/14/30 508,490
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 881,544
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 875,420
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 887,246
485,000 Export-Import Bank of Korea 4 .500 09/15/32 485,315
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,551,361
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,552,740
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 1,004,312
500,000 Export-Import Bank of Korea 5 .250 01/14/35 518,113
1,000,000 Export-Import Bank of Korea 4 .375 01/13/36 970,533
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 725,619
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,482,682
200,000 Hydro-Quebec 8 .500 12/01/29 224,757
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,208,126
1,000,000 Indonesia Government International Bond 5 .250 01/15/30 1,012,309
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 935,140
675,000 Indonesia Government International Bond 3 .850 10/15/30 650,057
1,000,000 Indonesia Government International Bond 4 .350 02/21/31 979,237
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,310,948
2,000,000 Indonesia Government International Bond 5 .030 05/29/31 2,008,029
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,313,768

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 300,000 Indonesia Government International Bond 3 .550% 03/31/32 $ 278,332
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 979,206
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,254,713
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 974,238
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 966,551
1,775,000 Indonesia Government International Bond 5 .600 01/15/35 1,804,922
500,000 Indonesia Government International Bond 4 .950 02/21/36 483,071
1,000,000 Indonesia Government International Bond 5 .690 05/29/36 1,021,340
875,000 Indonesia Government International Bond 4 .350 01/11/48 717,603
1,125,000 Indonesia Government International Bond 5 .350 02/11/49 1,076,119
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 728,771
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 703,721
1,250,000 Indonesia Government International Bond 4 .200 10/15/50 985,819
485,000 Indonesia Government International Bond 4 .300 03/31/52 386,720
500,000 (a) Indonesia Government International Bond 5 .450 09/20/52 475,584
1,500,000 Indonesia Government International Bond 5 .650 01/11/53 1,469,193
500,000 Indonesia Government International Bond 5 .475 02/21/56 483,938
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 611,151
500,000 Indonesia Government International Bond 4 .450 04/15/70 390,670
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,071,233
1,000,000 Inter-American Development Bank 2 .375 07/07/27 982,429
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,956,264
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,839,384
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,958,071
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,620,377
2,000,000 Inter-American Development Bank 4 .500 09/13/33 2,017,433
5,000,000 Inter-American Development Bank 4 .375 07/17/34 4,994,829
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,168,884
300,000 Inter-American Development Bank 4 .375 01/24/44 278,622
750,000 Inter-American Investment Corp 4 .750 09/19/28 758,004
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 5,932,683
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,408,459
5,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 5,945,939
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,608,318
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,383,566
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,375,423
3,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 2,729,570
1,000,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 1,023,833
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 853,576
5,000,000 International Finance Corp 0 .750 08/27/30 4,347,146
600,000 Israel Government International Bond 2 .750 07/03/30 550,658
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,844,891
1,500,000 Israel Government International Bond 5 .500 03/12/34 1,521,127
8,000,000 Israel Government International Bond 5 .625 02/19/35 8,168,827
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,281,291
200,000 Israel Government International Bond 4 .125 01/17/48 154,944
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,363,368
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,303,532
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,909,521
300,000 Israel Government International Bond 4 .500 04/03/20 219,400
125,000 Japan Bank for International Cooperation 4 .625 07/22/27 125,490
2,140,000 Japan Bank for International Cooperation 3 .875 07/03/28 2,121,769
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,005,843
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,011,382
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 736,404
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,890,662
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 927,779
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,307,775
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,199,464
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,676,913
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 1,001,610
1,000,000 Japan Bank for International Cooperation 4 .375 01/23/36 975,944

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Japan Bank for International Cooperation 4 .625% 07/02/36 $ 996,066
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 993,147
700,000 Japan International Cooperation Agency 3 .375 06/12/28 687,830
230,000 Japan International Cooperation Agency 4 .250 05/22/30 228,748
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,752,566
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,330,719
800,000 Japan International Cooperation Agency 4 .375 05/28/31 799,549
1,000,000 Korea Development Bank 2 .250 02/24/27 987,054
2,000,000 Korea Development Bank 4 .125 10/16/27 1,994,951
1,000,000 Korea Development Bank 4 .625 02/03/28 1,003,943
1,000,000 Korea Development Bank 5 .375 10/23/28 1,022,236
2,000,000 Korea Development Bank 4 .500 02/15/29 2,006,760
1,000,000 Korea Development Bank 4 .875 02/03/30 1,015,850
1,000,000 Korea Development Bank 3 .750 09/16/30 973,419
1,000,000 Korea Development Bank 1 .625 01/19/31 887,624
1,000,000 Korea Development Bank 5 .625 10/23/33 1,064,121
1,500,000 Korea International Bond 2 .750 01/19/27 1,487,263
2,500,000 Korea International Bond 4 .500 07/03/29 2,513,567
1,400,000 Korea International Bond 4 .125 06/10/44 1,263,750
500,000 Korea International Bond 3 .875 09/20/48 422,897
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,465,550
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,583,015
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 1,989,451
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 927,832
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,495,838
3,000,000 Mexico Government International Bond 5 .375 03/22/33 2,931,150
7,635,000 Mexico Government International Bond 4 .875 05/19/33 7,234,162
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,703,000
2,500,000 Mexico Government International Bond 5 .625 09/22/35 2,428,750
5,150,000 Mexico Government International Bond 6 .000 05/07/36 5,131,460
2,000,000 Mexico Government International Bond 6 .875 05/13/37 2,095,600
4,500,000 Mexico Government International Bond 6 .250 08/27/37 4,501,326
14,493,000 Mexico Government International Bond 6 .625 01/29/38 14,833,586
3,000,000 Mexico Government International Bond 6 .125 02/09/38 2,943,000
1,000,000 Mexico Government International Bond 5 .000 04/27/51 788,500
11,196,000 Mexico Government International Bond 6 .338 05/04/53 10,479,456
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,423,075
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,854,125
3,000,000 Mexico Government International Bond 6 .750 02/09/56 2,937,000
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,757,196
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,720,500
950,000 Mexico Government International Bond 5 .750 10/12/10 774,250
3,000,000 Nordic Investment Bank 4 .250 02/28/29 3,003,929
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,854,000
2,500,000 Panama Government International Bond 2 .252 09/29/32 2,095,000
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,210,375
1,500,000 Panama Government International Bond 5 .227 02/23/34 1,474,200
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,640,000
692,000 Panama Government International Bond 6 .700 01/26/36 743,416
1,000,000 Panama Government International Bond 6 .875 01/31/36 1,090,000
1,500,000 Panama Government International Bond 5 .662 02/23/38 1,494,750
879,000 Panama Government International Bond 8 .000 03/01/38 1,031,990
1,500,000 Panama Government International Bond 6 .853 03/28/54 1,621,110
1,000,000 Panama Government International Bond 7 .875 03/01/57 1,207,150
1,250,000 Panama Government International Bond 4 .500 01/19/63 964,000
990,000 Peruvian Government International Bond 3 .000 01/15/34 856,845
415,000 Peruvian Government International Bond 5 .375 02/08/35 418,320
3,845,000 Peruvian Government International Bond 5 .500 03/30/36 3,882,104
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,203,785
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 773,100
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,801,067
2,000,000 Peruvian Government International Bond 3 .550 03/10/51 1,402,400

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,520,000 Peruvian Government International Bond 5 .875% 08/08/54 $ 2,506,140
2,000,000 Peruvian Government International Bond 6 .200 06/30/55 2,062,100
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 817,350
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 951,825
1,875,000 Philippine Government International Bond 3 .750 01/14/29 1,846,318
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,733,320
1,000,000 Philippine Government International Bond 4 .250 07/27/31 982,266
2,000,000 Philippine Government International Bond 4 .625 12/24/31 1,980,829
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,732,420
1,000,000 Philippine Government International Bond 3 .556 09/29/32 931,553
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,032,550
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,499,530
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,505,242
1,500,000 Philippine Government International Bond 5 .500 02/04/35 1,528,251
1,000,000 Philippine Government International Bond 4 .750 03/05/35 968,277
1,000,000 Philippine Government International Bond 5 .325 06/24/36 999,274
2,083,000 Philippine Government International Bond 3 .950 01/20/40 1,778,683
300,000 Philippine Government International Bond 3 .700 03/01/41 244,652
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,056,611
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,019,434
1,500,000 Philippine Government International Bond 2 .650 12/10/45 957,611
325,000 Philippine Government International Bond 4 .200 03/29/47 263,248
1,000,000 Philippine Government International Bond 5 .950 10/13/47 1,021,219
1,000,000 Philippine Government International Bond 5 .500 01/17/48 960,991
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,467,238
1,000,000 Philippine Government International Bond 5 .175 09/05/49 924,620
1,500,000 Philippine Government International Bond 5 .900 02/04/50 1,523,068
475,000 Philippine Government International Bond 5 .750 01/27/51 474,336
1,000,000 Province of Alberta Canada 4 .500 06/26/29 1,006,564
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,779,347
1,000,000 Province of Alberta Canada 4 .500 01/24/34 997,662
1,500,000 Province of Alberta Canada 4 .300 11/02/35 1,460,765
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,012,009
3,500,000 Province of British Columbia Canada 4 .900 04/24/29 3,557,076
1,000,000 (a) Province of British Columbia Canada 3 .900 08/27/30 984,248
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,312,304
2,000,000 Province of British Columbia Canada 4 .050 04/23/31 1,974,481
850,000 Province of British Columbia Canada 4 .200 07/06/33 833,926
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 3,027,770
3,000,000 Province of British Columbia Canada 4 .800 06/11/35 3,031,258
1,000,000 Province of Manitoba Canada 1 .500 10/25/28 939,360
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 983,611
1,000,000 Province of Manitoba Canada 4 .900 05/31/34 1,017,718
500,000 Province of New Brunswick Canada 3 .625 02/24/28 494,601
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,862,789
1,500,000 Province of Ontario Canada 4 .700 01/15/30 1,519,700
3,000,000 Province of Ontario Canada 3 .900 09/04/30 2,954,784
1,000,000 Province of Ontario Canada 1 .125 10/07/30 877,336
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,660,642
1,235,000 Province of Ontario Canada 4 .050 04/16/31 1,221,160
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,319,338
1,500,000 Province of Ontario Canada 2 .125 01/21/32 1,331,504
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,065,630
1,375,000 Province of Ontario Canada 4 .850 06/11/35 1,397,772
3,000,000 Province of Ontario Canada 4 .450 11/20/35 2,950,813
3,000,000 Province of Ontario Canada 4 .850 05/29/36 3,038,856
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,968,772
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,006,151
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,340,988
1,000,000 Province of Quebec Canada 3 .875 01/14/31 981,420
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,683,974
2,000,000 Province of Quebec Canada 4 .500 09/08/33 1,995,993

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Province of Quebec Canada 4 .250% 09/05/34 $ 976,542
2,000,000 Province of Quebec Canada 4 .625 08/28/35 1,992,932
2,225,000 Province of Quebec Canada 4 .625 06/03/36 2,209,802
1,000,000 Province of Saskatchewan Canada 4 .650 01/28/30 1,010,180
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,429,419
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,655,797
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,535,975
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,772,552
1,500,000 Republic of Poland Government International Bond 4 .625 03/18/29 1,509,584
1,500,000 Republic of Poland Government International Bond 4 .625 04/14/31 1,499,202
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 890,573
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 1,989,131
2,900,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,913,341
4,000,000 Republic of Poland Government International Bond 5 .375 02/12/35 4,081,648
1,500,000 Republic of Poland Government International Bond 5 .375 04/14/36 1,513,100
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 993,693
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 3,928,123
940,000 Republic of Poland Government International Bond 6 .125 04/14/56 955,921
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 2,984,327
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,496,805
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,000,397
1,000,000 Svensk Exportkredit AB 3 .625 03/12/29 984,755
2,000,000 (a) Svensk Exportkredit AB 3 .750 07/29/30 1,962,775
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,023,056
175 Uruguay Government International Bond 4 .375 01/23/31 175
2,957,660 Uruguay Government International Bond 5 .750 10/28/34 3,090,755
2,801,913 Uruguay Government International Bond 5 .442 02/14/37 2,873,362
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,929,753
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,198,262
TOTAL FOREIGN GOVERNMENT BONDS 534,597,251
MORTGAGE BACKED - 23.1%
46,340,685 Fannie Mae 2 .000 02/01/52 37,157,753
70 Fannie Mae Pool 3 .500 08/01/26 70
991 Fannie Mae Pool 3 .500 09/01/26 988
36 Fannie Mae Pool 4 .000 09/01/26 35
1,746 Fannie Mae Pool 3 .500 10/01/26 1,741
13 Fannie Mae Pool 6 .000 10/01/26 14
4,218 Fannie Mae Pool 3 .000 11/01/26 4,202
5,239 Fannie Mae Pool 3 .000 12/01/26 5,216
16,114 Fannie Mae Pool 3 .000 01/01/27 16,036
1,389 Fannie Mae Pool 4 .000 01/01/27 1,385
13,572 Fannie Mae Pool 3 .500 02/01/27 13,519
36,230 Fannie Mae Pool 3 .000 04/01/27 36,015
20,364 Fannie Mae Pool 3 .000 04/01/27 20,232
12,923 Fannie Mae Pool 3 .500 05/01/27 12,857
18,588 Fannie Mae Pool 2 .500 06/01/27 18,403
61,213 Fannie Mae Pool 3 .000 06/01/27 60,703
21,349 Fannie Mae Pool 2 .500 07/01/27 21,147
58,636 Fannie Mae Pool 2 .500 09/01/27 57,960
357 Fannie Mae Pool 5 .500 09/01/27 358
92,490 Fannie Mae Pool 2 .500 10/01/27 91,423
60,365 Fannie Mae Pool 3 .000 11/01/27 59,836
121 Fannie Mae Pool 5 .500 01/01/28 121
272,022 Fannie Mae Pool 2 .500 02/01/28 268,234
243,010 Fannie Mae Pool 2 .500 02/01/28 239,565
121 Fannie Mae Pool 5 .000 02/01/28 121
200,759 Fannie Mae Pool 2 .500 04/01/28 197,651
297,747 Fannie Mae Pool 2 .500 04/01/28 293,331
891 Fannie Mae Pool 5 .500 06/01/28 894
91,884 Fannie Mae Pool 2 .500 07/01/28 90,284
194,950 Fannie Mae Pool 2 .500 08/01/28 191,553
208,285 Fannie Mae Pool 3 .000 10/01/28 204,627

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 159 Fannie Mae Pool 5 .500% 11/01/28 $ 160
1 Fannie Mae Pool 7 .500 01/01/29 1
421,442 Fannie Mae Pool 3 .000 03/01/29 414,331
1,354 Fannie Mae Pool 4 .000 03/01/29 1,343
1,495,224 Fannie Mae Pool 3 .000 04/01/29 1,469,624
5,508 Fannie Mae Pool 4 .500 04/01/29 5,494
3,679 Fannie Mae Pool 4 .000 05/01/29 3,648
2,215 Fannie Mae Pool 4 .500 06/01/29 2,208
761 Fannie Mae Pool 4 .000 07/01/29 754
15,509 Fannie Mae Pool 4 .500 08/01/29 15,456
1,663,209 Fannie Mae Pool 3 .500 09/01/29 1,644,413
3,045 Fannie Mae Pool 4 .500 09/01/29 3,031
2,423 Fannie Mae Pool 4 .500 11/01/29 2,405
1,026 Fannie Mae Pool 4 .500 01/01/30 1,024
291,636 Fannie Mae Pool 2 .500 02/01/30 282,540
2,109 Fannie Mae Pool 4 .000 03/01/30 2,091
1,006 Fannie Mae Pool 4 .500 05/01/30 1,003
1,574 Fannie Mae Pool 4 .500 06/01/30 1,567
702,960 Fannie Mae Pool 3 .000 07/01/30 685,496
15,043 Fannie Mae Pool 4 .500 08/01/30 14,975
3,163 Fannie Mae Pool 4 .000 09/01/30 3,124
16,617 Fannie Mae Pool 4 .000 10/01/30 16,413
192,480 Fannie Mae Pool 4 .000 11/01/30 189,938
29,358 Fannie Mae Pool 4 .000 11/01/30 28,980
7,185 Fannie Mae Pool 4 .500 12/01/30 7,149
767,369 Fannie Mae Pool 3 .000 02/01/31 745,331
11,372 Fannie Mae Pool 3 .500 02/01/31 11,139
12,171 Fannie Mae Pool 4 .000 02/01/31 11,999
134 Fannie Mae Pool 7 .500 03/01/31 137
873,916 Fannie Mae Pool 2 .500 04/01/31 840,298
32,660 Fannie Mae Pool 3 .500 04/01/31 31,895
4,073 Fannie Mae Pool 4 .000 04/01/31 4,016
849,102 Fannie Mae Pool 3 .000 05/01/31 823,784
347 Fannie Mae Pool 6 .000 05/01/31 355
1,022,247 Fannie Mae Pool 2 .500 06/01/31 982,768
211,155 Fannie Mae Pool 4 .500 07/01/31 209,411
22,753 Fannie Mae Pool 4 .500 07/01/31 22,644
136,977 Fannie Mae Pool 4 .000 08/01/31 135,105
1,376,476 Fannie Mae Pool 2 .500 09/01/31 1,319,922
696,691 Fannie Mae Pool 3 .000 09/01/31 675,391
7,883 Fannie Mae Pool 4 .000 09/01/31 7,774
96 Fannie Mae Pool 6 .500 09/01/31 100
5,167 Fannie Mae Pool 6 .000 11/01/31 5,287
673 Fannie Mae Pool 6 .500 11/01/31 696
1,508,584 Fannie Mae Pool 2 .500 12/01/31 1,444,905
248,433 Fannie Mae Pool 3 .500 01/01/32 241,994
1,570 Fannie Mae Pool 6 .000 01/01/32 1,606
101,970 Fannie Mae Pool 3 .500 02/01/32 99,326
849 Fannie Mae Pool 6 .000 02/01/32 873
941,661 Fannie Mae Pool 3 .000 03/01/32 909,355
4,483 Fannie Mae Pool 6 .500 04/01/32 4,638
3,291,127 Fannie Mae Pool 3 .000 06/01/32 3,180,413
10,095 Fannie Mae Pool 6 .500 07/01/32 10,446
2,142 Fannie Mae Pool 6 .500 08/01/32 2,217
125,883 Fannie Mae Pool 3 .000 09/01/32 121,157
1,076 Fannie Mae Pool 7 .500 09/01/32 1,081
381,190 Fannie Mae Pool 3 .000 10/01/32 366,274
15,499 Fannie Mae Pool 5 .500 10/01/32 15,555
3,422 Fannie Mae Pool 6 .000 11/01/32 3,501
2,293,106 Fannie Mae Pool 3 .000 12/01/32 2,198,752
3,015 Fannie Mae Pool 5 .500 12/01/32 3,077
4,666 Fannie Mae Pool 6 .000 12/01/32 4,774

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 25,453 Fannie Mae Pool 5 .500% 01/01/33 $ 25,757
64,683 Fannie Mae Pool 6 .000 01/01/33 66,178
24,259 Fannie Mae Pool 5 .000 02/01/33 24,156
538 Fannie Mae Pool 5 .000 02/01/33 535
291,144 Fannie Mae Pool 3 .000 04/01/33 278,044
342,925 Fannie Mae Pool 3 .500 04/01/33 332,157
1,267 Fannie Mae Pool 6 .000 04/01/33 1,297
1,522,622 Fannie Mae Pool 3 .500 05/01/33 1,484,073
168,223 Fannie Mae Pool 5 .500 05/01/33 169,847
9,768 Fannie Mae Pool 5 .000 06/01/33 9,785
16,838 Fannie Mae Pool 5 .500 06/01/33 17,034
2,846 Fannie Mae Pool 4 .500 07/01/33 2,811
11,549 Fannie Mae Pool 5 .000 07/01/33 11,494
16,636 Fannie Mae Pool 4 .500 08/01/33 16,242
2,446 Fannie Mae Pool 4 .500 08/01/33 2,416
4,719 Fannie Mae Pool 5 .000 08/01/33 4,696
14,961 Fannie Mae Pool 5 .500 09/01/33 15,015
18,748 Fannie Mae Pool 5 .500 09/01/33 18,816
3,764 Fannie Mae Pool 6 .000 09/01/33 3,851
26,027 Fannie Mae Pool 4 .500 10/01/33 25,623
5,198 Fannie Mae Pool 5 .000 10/01/33 5,209
2,362 Fannie Mae Pool 5 .000 10/01/33 2,341
16,329 Fannie Mae Pool 5 .500 10/01/33 16,388
93,111 Fannie Mae Pool 5 .500 10/01/33 93,447
1,541 Fannie Mae Pool 4 .500 11/01/33 1,522
5,183 Fannie Mae Pool 5 .000 11/01/33 5,194
373,958 Fannie Mae Pool 5 .000 11/01/33 376,632
42,404 Fannie Mae Pool 5 .000 12/01/33 42,267
68,459 Fannie Mae Pool 5 .500 12/01/33 68,706
584,579 Fannie Mae Pool 3 .000 01/01/34 555,211
16,714 Fannie Mae Pool 5 .000 02/01/34 16,694
72,411 Fannie Mae Pool 6 .000 02/01/34 74,250
4,220 Fannie Mae Pool 5 .000 03/01/34 4,215
1,695 Fannie Mae Pool 5 .000 03/01/34 1,690
101,634 Fannie Mae Pool 5 .000 03/01/34 101,501
2,215 Fannie Mae Pool 5 .000 03/01/34 2,209
5,095 Fannie Mae Pool 5 .000 03/01/34 5,088
1,495 Fannie Mae Pool 5 .000 03/01/34 1,490
16,881 Fannie Mae Pool 5 .000 04/01/34 16,820
16,070 Fannie Mae Pool 5 .500 04/01/34 16,245
5,868 Fannie Mae Pool 4 .500 05/01/34 5,760
1,493 Fannie Mae Pool 4 .500 05/01/34 1,476
3,784 Fannie Mae Pool 5 .500 07/01/34 3,820
5,590 Fannie Mae Pool 5 .500 07/01/34 5,636
5,292 Fannie Mae Pool 7 .000 07/01/34 5,589
43,265 Fannie Mae Pool 5 .000 08/01/34 43,169
4,661 Fannie Mae Pool 5 .000 08/01/34 4,648
25,053 Fannie Mae Pool 6 .000 08/01/34 25,665
4,273 Fannie Mae Pool 6 .000 08/01/34 4,372
2,550,087 Fannie Mae Pool 3 .500 09/01/34 2,475,026
92,824 Fannie Mae Pool 5 .500 09/01/34 93,909
3,460,917 Fannie Mae Pool 2 .500 11/01/34 3,252,586
835 Fannie Mae Pool 5 .500 11/01/34 847
3,020,432 Fannie Mae Pool 2 .500 12/01/34 2,837,253
729,314 Fannie Mae Pool 3 .000 12/01/34 695,856
1,358 Fannie Mae Pool 5 .000 12/01/34 1,355
854 Fannie Mae Pool 5 .500 12/01/34 864
1,938 Fannie Mae Pool 6 .000 12/01/34 1,996
122,047 Fannie Mae Pool 4 .500 01/01/35 119,983
14,816 Fannie Mae Pool 5 .500 01/01/35 14,870
1,610,327 Fannie Mae Pool 3 .500 02/01/35 1,562,345
267,803 Fannie Mae Pool 5 .500 02/01/35 270,898

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 12,071 Fannie Mae Pool 5 .500% 02/01/35 $ 12,220
764,042 Fannie Mae Pool 2 .500 03/01/35 716,513
48,489 Fannie Mae Pool 5 .500 04/01/35 48,665
11,735 Fannie Mae Pool 6 .000 04/01/35 12,047
10,846 Fannie Mae Pool 6 .000 04/01/35 11,147
2,087,835 Fannie Mae Pool 2 .500 05/01/35 1,955,841
3,654,607 Fannie Mae Pool 3 .000 05/01/35 3,478,846
13,952 Fannie Mae Pool 6 .000 05/01/35 14,275
4,416 Fannie Mae Pool 5 .000 06/01/35 4,410
13,141 Fannie Mae Pool 5 .000 07/01/35 13,075
811 (e) Fannie Mae Pool, (RFUCCT1Y + 1.570%) 6 .320 07/01/35 827
1,608,790 Fannie Mae Pool 2 .500 08/01/35 1,506,101
1,274,430 Fannie Mae Pool 3 .000 08/01/35 1,205,515
27,064 Fannie Mae Pool 4 .500 08/01/35 26,765
26,209 Fannie Mae Pool 5 .000 08/01/35 26,056
21,456 Fannie Mae Pool 5 .000 08/01/35 21,637
949 Fannie Mae Pool 4 .500 09/01/35 938
1,096 Fannie Mae Pool 4 .500 09/01/35 1,078
3,508 Fannie Mae Pool 5 .500 09/01/35 3,547
4,487,138 Fannie Mae Pool 2 .500 10/01/35 4,213,670
14,187 Fannie Mae Pool 5 .000 10/01/35 14,158
35,443 Fannie Mae Pool 5 .500 10/01/35 35,571
11,036,568 Fannie Mae Pool 1 .500 11/01/35 9,884,777
9,930,026 Fannie Mae Pool 2 .000 11/01/35 9,065,145
4,910,589 Fannie Mae Pool 2 .500 11/01/35 4,600,748
32,388 Fannie Mae Pool 5 .500 11/01/35 33,324
4,030,118 Fannie Mae Pool 2 .000 12/01/35 3,682,637
11,724,312 Fannie Mae Pool 1 .500 01/01/36 10,497,174
1,641,400 Fannie Mae Pool 3 .500 01/01/36 1,576,533
100,257 Fannie Mae Pool 5 .000 02/01/36 101,103
10,187,279 Fannie Mae Pool 1 .500 03/01/36 9,090,984
10,087,175 Fannie Mae Pool 2 .000 03/01/36 9,198,278
42,782 Fannie Mae Pool 6 .000 03/01/36 44,880
8,618,520 Fannie Mae Pool 1 .500 04/01/36 7,685,815
5,674,326 Fannie Mae Pool 1 .000 05/01/36 4,916,483
1,151,708 Fannie Mae Pool 1 .500 05/01/36 1,028,533
10,252,555 Fannie Mae Pool 2 .000 05/01/36 9,342,636
504,938 Fannie Mae Pool 3 .500 05/01/36 484,062
578 Fannie Mae Pool 5 .000 05/01/36 583
72,433 Fannie Mae Pool 6 .000 06/01/36 75,794
10,442,027 Fannie Mae Pool 2 .000 07/01/36 9,515,061
1,590 Fannie Mae Pool 6 .000 07/01/36 1,637
2,916 (e) Fannie Mae Pool, (RFUCCT1Y + 1.632%) 6 .382 07/01/36 2,977
7,386 Fannie Mae Pool 6 .500 07/01/36 7,718
2,665,784 Fannie Mae Pool 1 .500 08/01/36 2,376,415
4,192,745 Fannie Mae Pool 3 .000 08/01/36 3,950,807
40,044 Fannie Mae Pool 5 .500 08/01/36 40,773
36,976 Fannie Mae Pool 6 .500 08/01/36 38,263
8,755,046 Fannie Mae Pool 1 .500 09/01/36 7,802,900
24,162,651 Fannie Mae Pool 2 .000 09/01/36 22,022,123
5,097,701 Fannie Mae Pool 2 .500 09/01/36 4,771,989
670,766 Fannie Mae Pool 3 .000 09/01/36 632,009
3,355 Fannie Mae Pool 5 .500 09/01/36 3,391
1,288 Fannie Mae Pool 6 .500 09/01/36 1,365
4,720 Fannie Mae Pool 6 .500 09/01/36 4,987
6,171 Fannie Mae Pool 6 .000 10/01/36 6,474
7,871,231 Fannie Mae Pool 1 .500 11/01/36 7,015,041
15,159,131 Fannie Mae Pool 2 .000 11/01/36 13,813,074
1,511,277 Fannie Mae Pool 3 .000 11/01/36 1,422,566
2,941 Fannie Mae Pool 6 .500 11/01/36 3,102
4,118,371 Fannie Mae Pool 2 .000 12/01/36 3,752,653
19,406 Fannie Mae Pool 6 .000 12/01/36 20,358

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,744,338 Fannie Mae Pool 1 .500% 01/01/37 $ 2,445,776
7,243,173 Fannie Mae Pool 2 .000 01/01/37 6,599,908
7,811 Fannie Mae Pool 5 .500 01/01/37 8,036
3,927 (e) Fannie Mae Pool, (RFUCCT1Y + 1.714%) 5 .991 01/01/37 4,034
3,141,940 Fannie Mae Pool 1 .500 02/01/37 2,800,043
4,592,429 Fannie Mae Pool 2 .000 02/01/37 4,187,340
291 (e) Fannie Mae Pool, (RFUCCT6M + 1.460%) 5 .460 02/01/37 296
55,696 Fannie Mae Pool 5 .500 02/01/37 57,306
3,879 Fannie Mae Pool 6 .000 02/01/37 4,069
9,027 Fannie Mae Pool 7 .000 02/01/37 9,641
8,770,757 Fannie Mae Pool 1 .500 03/01/37 7,844,133
9,053,584 Fannie Mae Pool 2 .000 03/01/37 8,249,352
633 Fannie Mae Pool 5 .000 03/01/37 637
1,500 (e) Fannie Mae Pool, (RFUCCT1Y + 1.875%) 6 .000 03/01/37 1,543
18,767 Fannie Mae Pool 6 .500 03/01/37 19,772
24,128 Fannie Mae Pool 6 .500 03/01/37 25,507
15,967,984 Fannie Mae Pool 2 .000 04/01/37 14,549,329
1,770,123 Fannie Mae Pool 2 .500 04/01/37 1,657,023
9,825 Fannie Mae Pool 7 .000 04/01/37 10,375
8,340,804 Fannie Mae Pool 1 .500 05/01/37 7,433,064
27,936 Fannie Mae Pool 5 .000 05/01/37 28,172
4,556 Fannie Mae Pool 5 .500 06/01/37 4,684
4,643 (e) Fannie Mae Pool, (RFUCCT1Y + 1.782%) 6 .312 06/01/37 4,774
2,937,039 Fannie Mae Pool 2 .500 08/01/37 2,749,380
3,034,429 Fannie Mae Pool 3 .000 08/01/37 2,868,446
5,136 Fannie Mae Pool 5 .500 08/01/37 5,201
716 Fannie Mae Pool 6 .000 08/01/37 742
11,342 Fannie Mae Pool 5 .500 09/01/37 11,541
9,414 Fannie Mae Pool 6 .000 09/01/37 9,790
18,261 Fannie Mae Pool 6 .000 09/01/37 19,066
13,679 Fannie Mae Pool 6 .000 09/01/37 14,351
27,347 Fannie Mae Pool 6 .000 09/01/37 28,435
45,733 Fannie Mae Pool 6 .000 09/01/37 47,857
5,019 Fannie Mae Pool 6 .500 09/01/37 5,240
3,307 Fannie Mae Pool 6 .500 09/01/37 3,437
2,124 Fannie Mae Pool 6 .500 10/01/37 2,220
4,251,947 Fannie Mae Pool 3 .500 11/01/37 4,049,706
2,939,718 Fannie Mae Pool 4 .000 11/01/37 2,860,046
43,748 Fannie Mae Pool 5 .500 11/01/37 44,935
71,149 Fannie Mae Pool 6 .000 11/01/37 74,643
2,099 Fannie Mae Pool 7 .000 11/01/37 2,217
1,389,247 Fannie Mae Pool 3 .000 12/01/37 1,297,900
1,401,408 Fannie Mae Pool 4 .000 01/01/38 1,358,878
390 Fannie Mae Pool 6 .500 01/01/38 407
2,192,820 Fannie Mae Pool 4 .500 02/01/38 2,173,243
1,466,355 Fannie Mae Pool 5 .000 02/01/38 1,474,740
20,372 Fannie Mae Pool 5 .500 02/01/38 20,918
11,846 Fannie Mae Pool 6 .500 02/01/38 12,384
6,070 Fannie Mae Pool 7 .000 02/01/38 6,562
2,172 Fannie Mae Pool 5 .000 03/01/38 2,190
1,071 Fannie Mae Pool 5 .000 03/01/38 1,080
4,608 Fannie Mae Pool 5 .500 03/01/38 4,725
1,561 Fannie Mae Pool 6 .000 03/01/38 1,650
6,085 (e) Fannie Mae Pool, (RFUCCT1Y + 1.770%) 6 .020 03/01/38 6,249
3,863 Fannie Mae Pool 6 .500 03/01/38 4,075
3,987 Fannie Mae Pool 6 .500 03/01/38 4,139
48,864 Fannie Mae Pool 5 .500 04/01/38 50,068
87,160 Fannie Mae Pool 6 .000 04/01/38 91,407
213,783 Fannie Mae Pool 5 .000 05/01/38 215,587
65,345 Fannie Mae Pool 5 .000 05/01/38 65,899
158,978 Fannie Mae Pool 6 .000 06/01/38 167,568
243,816 Fannie Mae Pool 6 .500 06/01/38 258,344

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 55,803 Fannie Mae Pool 6 .000% 07/01/38 $ 58,543
247 (e) Fannie Mae Pool, (RFUCCT1Y + 1.603%) 6 .272 08/01/38 254
175,818 Fannie Mae Pool 6 .000 09/01/38 184,454
3,016 (e) Fannie Mae Pool, (RFUCCT1Y + 1.200%) 5 .950 10/01/38 3,071
497 Fannie Mae Pool 6 .000 10/01/38 514
1,781,652 Fannie Mae Pool 5 .000 11/01/38 1,791,094
1,075 Fannie Mae Pool 5 .500 11/01/38 1,079
2,360,051 Fannie Mae Pool 6 .000 11/01/38 2,422,122
910 Fannie Mae Pool 5 .000 12/01/38 918
170,261 Fannie Mae Pool 5 .500 12/01/38 175,178
7,992 Fannie Mae Pool 4 .500 01/01/39 7,904
14,886 Fannie Mae Pool 5 .000 01/01/39 14,928
622,955 Fannie Mae Pool 5 .000 01/01/39 625,472
19,644 Fannie Mae Pool 5 .500 01/01/39 20,087
89,146 Fannie Mae Pool 5 .500 01/01/39 91,629
9,770 Fannie Mae Pool 6 .000 01/01/39 10,210
842 Fannie Mae Pool 6 .000 01/01/39 861
25,931 Fannie Mae Pool 4 .500 02/01/39 25,644
104,813 Fannie Mae Pool 4 .500 02/01/39 103,653
41,155 Fannie Mae Pool 4 .500 02/01/39 40,699
1,841 Fannie Mae Pool 5 .500 02/01/39 1,886
89,319 Fannie Mae Pool 4 .000 04/01/39 86,695
3,863 Fannie Mae Pool 5 .500 04/01/39 3,943
151,814 Fannie Mae Pool 4 .500 05/01/39 150,134
33,140 Fannie Mae Pool 4 .500 05/01/39 32,773
92,607 Fannie Mae Pool 4 .500 06/01/39 91,275
32,755 Fannie Mae Pool 4 .500 06/01/39 32,392
71,970 Fannie Mae Pool 5 .500 06/01/39 74,052
2,363,209 Fannie Mae Pool 5 .500 06/01/39 2,401,549
18,380 Fannie Mae Pool 4 .500 07/01/39 18,176
19,936 Fannie Mae Pool 4 .500 07/01/39 19,715
2,024 Fannie Mae Pool 5 .000 07/01/39 2,041
2,301,675 Fannie Mae Pool 5 .500 07/01/39 2,339,017
1,191 (e) Fannie Mae Pool, (RFUCCT1Y + 1.835%) 6 .460 07/01/39 1,228
317,651 Fannie Mae Pool 4 .000 08/01/39 308,316
54,977 Fannie Mae Pool 4 .000 08/01/39 53,362
5,180 Fannie Mae Pool 4 .500 08/01/39 5,123
213,361 Fannie Mae Pool 4 .500 08/01/39 211,000
63,332 Fannie Mae Pool 4 .500 08/01/39 62,631
234,576 Fannie Mae Pool 5 .000 08/01/39 236,563
1,497 Fannie Mae Pool 5 .000 08/01/39 1,513
4,002 (e) Fannie Mae Pool, (RFUCCT1Y + 1.650%) 6 .400 08/01/39 4,115
2,794 (e) Fannie Mae Pool, (RFUCCT1Y + 1.690%) 6 .440 08/01/39 2,875
116,886 Fannie Mae Pool 4 .000 09/01/39 113,451
15,171 Fannie Mae Pool 5 .000 09/01/39 15,299
2,172,188 Fannie Mae Pool 5 .000 09/01/39 2,182,382
62,789 Fannie Mae Pool 5 .500 09/01/39 64,337
34,564 Fannie Mae Pool 6 .000 09/01/39 36,261
3,638,933 Fannie Mae Pool 4 .500 10/01/39 3,606,387
125,409 Fannie Mae Pool 6 .500 10/01/39 132,887
2,103,067 Fannie Mae Pool 4 .500 11/01/39 2,083,285
5,544 Fannie Mae Pool 5 .000 11/01/39 5,591
143,068 Fannie Mae Pool 4 .000 12/01/39 138,862
13,144 Fannie Mae Pool 4 .500 12/01/39 12,986
32,381 Fannie Mae Pool 4 .500 12/01/39 32,022
476,971 Fannie Mae Pool 4 .500 12/01/39 471,690
11,103 Fannie Mae Pool 4 .500 01/01/40 10,980
11,646 Fannie Mae Pool 5 .000 01/01/40 11,745
5,960,513 Fannie Mae Pool 5 .000 01/01/40 5,989,803
4,309 (e) Fannie Mae Pool, (RFUCCT1Y + 1.815%) 6 .065 01/01/40 4,474
75,985 Fannie Mae Pool 6 .000 02/01/40 79,656
4,051,333 Fannie Mae Pool 2 .500 03/01/40 3,648,429

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 106,793 Fannie Mae Pool 4 .500% 03/01/40 $ 105,610
38,844 Fannie Mae Pool 4 .500 03/01/40 38,413
4,804 Fannie Mae Pool 5 .000 03/01/40 4,845
5,238,844 Fannie Mae Pool 2 .500 04/01/40 4,711,198
5,164,190 Fannie Mae Pool 3 .000 04/01/40 4,754,661
4,916 Fannie Mae Pool 4 .500 04/01/40 4,862
174,245 Fannie Mae Pool 5 .000 04/01/40 175,722
2,621,402 Fannie Mae Pool 5 .000 04/01/40 2,633,705
113,867 Fannie Mae Pool 5 .000 04/01/40 114,831
1,114,090 Fannie Mae Pool 6 .000 04/01/40 1,143,376
3,505 Fannie Mae Pool 4 .500 05/01/40 3,455
3,341 (e) Fannie Mae Pool, (RFUCCT1Y + 1.790%) 5 .915 05/01/40 3,431
11,835 (e) Fannie Mae Pool, (RFUCCT1Y + 1.835%) 5 .960 05/01/40 12,202
13,875 (e) Fannie Mae Pool, (RFUCCT1Y + 1.842%) 6 .139 05/01/40 14,410
4,702,764 Fannie Mae Pool 2 .500 06/01/40 4,223,917
10,611 Fannie Mae Pool 4 .500 07/01/40 10,493
9,341 Fannie Mae Pool 4 .500 07/01/40 9,238
15,232 Fannie Mae Pool 5 .000 07/01/40 15,361
1,942,766 Fannie Mae Pool 5 .500 07/01/40 1,974,285
96,830 Fannie Mae Pool 4 .500 08/01/40 95,758
136,571 Fannie Mae Pool 4 .500 08/01/40 135,059
94,017 Fannie Mae Pool 5 .000 08/01/40 94,814
204,698 Fannie Mae Pool 4 .500 09/01/40 202,432
89,316 Fannie Mae Pool 4 .500 09/01/40 88,326
221,753 Fannie Mae Pool 6 .000 09/01/40 232,632
32,433 Fannie Mae Pool 3 .500 10/01/40 30,426
146,559 Fannie Mae Pool 4 .000 10/01/40 142,250
334,358 Fannie Mae Pool 4 .000 10/01/40 323,905
260,662 Fannie Mae Pool 4 .500 10/01/40 257,775
283,886 Fannie Mae Pool 3 .500 11/01/40 266,409
287,240 Fannie Mae Pool 4 .000 11/01/40 278,661
346,698 Fannie Mae Pool 4 .000 11/01/40 336,505
187,679 Fannie Mae Pool 4 .000 11/01/40 182,073
35,462 Fannie Mae Pool 4 .500 11/01/40 35,070
101,965 Fannie Mae Pool 4 .000 12/01/40 98,463
841,516 Fannie Mae Pool 4 .500 12/01/40 832,197
21,333 (e) Fannie Mae Pool, (RFUCCT1Y + 1.823%) 6 .198 12/01/40 22,084
8,971 Fannie Mae Pool 3 .500 01/01/41 8,419
5,840,542 Fannie Mae Pool 1 .500 02/01/41 4,921,007
8,769,164 Fannie Mae Pool 2 .000 02/01/41 7,632,398
40,751 Fannie Mae Pool 3 .500 02/01/41 38,242
279,984 Fannie Mae Pool 4 .000 02/01/41 269,531
8,240 (e) Fannie Mae Pool, (RFUCCT1Y + 1.825%) 6 .075 02/01/41 8,542
278,831 Fannie Mae Pool 4 .000 03/01/41 268,554
7,672,388 Fannie Mae Pool 4 .000 03/01/41 7,454,980
12,502,116 Fannie Mae Pool 2 .000 04/01/41 10,897,688
207,691 Fannie Mae Pool 4 .500 04/01/41 205,391
151,079 Fannie Mae Pool 4 .500 05/01/41 149,406
65,386 Fannie Mae Pool 4 .500 05/01/41 64,662
128,361 Fannie Mae Pool 4 .500 06/01/41 126,939
10,016,876 Fannie Mae Pool 4 .500 06/01/41 9,901,929
5,537,883 Fannie Mae Pool 2 .000 07/01/41 4,800,326
177,132 Fannie Mae Pool 4 .500 07/01/41 175,170
18,693 (e) Fannie Mae Pool, (RFUCCT1Y + 1.793%) 6 .285 07/01/41 19,411
9,608,237 Fannie Mae Pool 2 .000 08/01/41 8,304,142
6,004,624 Fannie Mae Pool 1 .500 09/01/41 5,023,782
3,236,081 Fannie Mae Pool 2 .000 09/01/41 2,801,143
382,504 Fannie Mae Pool 4 .000 09/01/41 369,125
247,310 Fannie Mae Pool 4 .500 09/01/41 244,571
91,940 Fannie Mae Pool 5 .500 09/01/41 94,597
10,344,101 Fannie Mae Pool 1 .500 10/01/41 8,647,964
6,489,703 Fannie Mae Pool 2 .000 10/01/41 5,614,070

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 11,505 (e) Fannie Mae Pool, (RFUCCT1Y + 1.815%) 6 .328% 10/01/41 $ 11,881
9,956,441 Fannie Mae Pool 2 .000 11/01/41 8,603,286
160,163 Fannie Mae Pool 3 .500 11/01/41 149,903
138,706 Fannie Mae Pool 3 .500 11/01/41 129,763
6,337,724 Fannie Mae Pool 3 .500 12/01/41 5,925,794
1,006,569 Fannie Mae Pool 3 .500 12/01/41 942,092
171,256 Fannie Mae Pool 4 .000 12/01/41 165,266
42,045 (e) Fannie Mae Pool, (RFUCCT1Y + 1.750%) 6 .223 12/01/41 43,960
6,244,345 Fannie Mae Pool 2 .000 01/01/42 5,391,862
9,845,612 Fannie Mae Pool 2 .500 01/01/42 8,749,062
5,472,422 Fannie Mae Pool 2 .000 03/01/42 4,715,304
474,021 Fannie Mae Pool 3 .500 03/01/42 443,137
306,580 Fannie Mae Pool 4 .000 03/01/42 296,141
5,102,566 Fannie Mae Pool 3 .000 04/01/42 4,704,284
1,161,184 Fannie Mae Pool 3 .500 04/01/42 1,085,341
394,860 Fannie Mae Pool 3 .500 04/01/42 369,257
394,554 Fannie Mae Pool 4 .500 04/01/42 390,184
406,809 Fannie Mae Pool 5 .000 04/01/42 410,256
3,224,200 Fannie Mae Pool 2 .500 05/01/42 2,854,145
278,243 Fannie Mae Pool 4 .000 05/01/42 269,803
273,653 Fannie Mae Pool 5 .000 05/01/42 275,748
367,809 Fannie Mae Pool 3 .000 06/01/42 333,449
1,354,946 Fannie Mae Pool 3 .500 06/01/42 1,265,602
1,107,483 Fannie Mae Pool 4 .000 06/01/42 1,066,451
859,543 Fannie Mae Pool 4 .000 06/01/42 827,696
1,984,264 Fannie Mae Pool 3 .500 07/01/42 1,854,050
451,361 Fannie Mae Pool 4 .500 07/01/42 445,802
478,288 Fannie Mae Pool 3 .500 08/01/42 447,050
786,174 Fannie Mae Pool 3 .000 09/01/42 712,852
991,482 Fannie Mae Pool 3 .500 09/01/42 925,642
4,572,470 Fannie Mae Pool 4 .500 09/01/42 4,521,840
1,797,776 Fannie Mae Pool 3 .000 10/01/42 1,630,282
441,859 Fannie Mae Pool 3 .500 10/01/42 412,263
854,697 Fannie Mae Pool 2 .500 01/01/43 752,747
2,663,799 Fannie Mae Pool 3 .000 01/01/43 2,410,788
3,088,709 Fannie Mae Pool 3 .000 02/01/43 2,797,586
5,978,541 Fannie Mae Pool 3 .000 04/01/43 5,410,655
8,316,723 Fannie Mae Pool 3 .000 04/01/43 7,523,718
691,073 Fannie Mae Pool 3 .000 04/01/43 625,434
2,142,335 Fannie Mae Pool 3 .000 04/01/43 1,938,851
1,982,387 Fannie Mae Pool 3 .000 06/01/43 1,791,922
14,213 (e) Fannie Mae Pool, (RFUCCT1Y + 1.695%) 6 .320 06/01/43 14,641
1,882,887 Fannie Mae Pool 3 .000 07/01/43 1,700,615
4,696,489 Fannie Mae Pool 3 .500 07/01/43 4,374,125
1,361,029 Fannie Mae Pool 3 .500 07/01/43 1,268,172
21,382 (e) Fannie Mae Pool, (RFUCCT1Y + 1.550%) 6 .175 07/01/43 21,963
1,682,453 Fannie Mae Pool 3 .000 08/01/43 1,519,242
881,373 Fannie Mae Pool 4 .000 08/01/43 848,347
1,451,702 Fannie Mae Pool 3 .000 09/01/43 1,311,705
1,524,428 Fannie Mae Pool 3 .500 09/01/43 1,419,467
1,481,044 Fannie Mae Pool 3 .500 10/01/43 1,379,380
138,658 Fannie Mae Pool 4 .500 10/01/43 135,906
403,725 Fannie Mae Pool 4 .000 11/01/43 387,218
789,879 Fannie Mae Pool 4 .000 11/01/43 760,276
246,374 Fannie Mae Pool 4 .500 12/01/43 241,637
925,493 Fannie Mae Pool 4 .500 12/01/43 906,837
984,475 Fannie Mae Pool 4 .000 01/01/44 944,784
12,503,814 Fannie Mae Pool 4 .000 03/01/44 12,035,215
595,283 Fannie Mae Pool 4 .000 05/01/44 569,254
607,491 Fannie Mae Pool 4 .000 07/01/44 581,620
575,053 Fannie Mae Pool 4 .000 07/01/44 550,236
422,381 Fannie Mae Pool 3 .500 09/01/44 392,722

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 564,566 Fannie Mae Pool 4 .000% 09/01/44 $ 539,471
1,403,443 Fannie Mae Pool 3 .500 10/01/44 1,305,482
3,432,361 Fannie Mae Pool 5 .000 11/01/44 3,461,456
547,422 Fannie Mae Pool 4 .000 12/01/44 523,060
1,478,570 Fannie Mae Pool 3 .000 01/01/45 1,334,350
4,832,304 Fannie Mae Pool 3 .000 01/01/45 4,371,551
5,387,243 Fannie Mae Pool 3 .500 01/01/45 5,016,328
2,277,204 Fannie Mae Pool 3 .500 02/01/45 2,117,051
1,537,042 Fannie Mae Pool 3 .000 04/01/45 1,384,528
1,902,961 Fannie Mae Pool 3 .500 05/01/45 1,769,130
2,235,804 Fannie Mae Pool 3 .500 07/01/45 2,078,579
1,894,329 Fannie Mae Pool 4 .000 07/01/45 1,807,666
7,596,513 Fannie Mae Pool 3 .500 09/01/45 7,090,865
3,509,964 Fannie Mae Pool 3 .000 11/01/45 3,160,932
1,456,338 Fannie Mae Pool 3 .500 11/01/45 1,353,524
4,635,786 Fannie Mae Pool 4 .000 11/01/45 4,423,690
1,187,177 Fannie Mae Pool 3 .500 12/01/45 1,101,521
4,054,780 Fannie Mae Pool 3 .500 12/01/45 3,769,579
2,031,748 Fannie Mae Pool 3 .500 12/01/45 1,887,265
5,694,110 Fannie Mae Pool 3 .500 01/01/46 5,287,703
1,123,744 Fannie Mae Pool 3 .500 02/01/46 1,043,538
3,080,054 Fannie Mae Pool 3 .500 04/01/46 2,861,670
1,799,067 Fannie Mae Pool 4 .500 05/01/46 1,762,045
5,151,561 Fannie Mae Pool 4 .500 05/01/46 5,008,517
1,602,238 Fannie Mae Pool 3 .000 06/01/46 1,436,679
2,430,150 Fannie Mae Pool 3 .500 07/01/46 2,251,657
4,067,837 Fannie Mae Pool 3 .500 08/01/46 3,797,065
2,477,508 Fannie Mae Pool 4 .000 08/01/46 2,360,052
2,528,442 Fannie Mae Pool 3 .000 09/01/46 2,259,359
3,127,626 Fannie Mae Pool 3 .000 10/01/46 2,798,588
11,379,596 Fannie Mae Pool 3 .000 11/01/46 10,185,508
1,379,607 Fannie Mae Pool 3 .500 12/01/46 1,276,847
19,257,394 Fannie Mae Pool 3 .000 01/01/47 17,190,801
2,456,450 Fannie Mae Pool 3 .000 02/01/47 2,187,194
1,557,538 Fannie Mae Pool 4 .000 02/01/47 1,479,832
3,455,900 Fannie Mae Pool 3 .000 03/01/47 3,090,569
2,035,035 Fannie Mae Pool 3 .500 03/01/47 1,871,926
455,540 Fannie Mae Pool 4 .000 03/01/47 432,954
360,738 Fannie Mae Pool 4 .500 03/01/47 351,290
2,982,284 Fannie Mae Pool 3 .000 04/01/47 2,686,980
4,784,357 Fannie Mae Pool 3 .000 04/01/47 4,266,262
2,738,699 Fannie Mae Pool 3 .500 04/01/47 2,533,573
1,376,217 Fannie Mae Pool 3 .500 05/01/47 1,273,425
2,667,698 Fannie Mae Pool 3 .500 07/01/47 2,488,463
10,328,589 Fannie Mae Pool 4 .000 07/01/47 9,714,176
2,482,035 Fannie Mae Pool 3 .500 10/01/47 2,286,084
13,938,304 Fannie Mae Pool 3 .500 11/01/47 12,821,355
1,077,294 Fannie Mae Pool 4 .500 11/01/47 1,048,505
1,396,764 Fannie Mae Pool 3 .500 01/01/48 1,283,561
4,988,141 Fannie Mae Pool 4 .000 01/01/48 4,707,371
798,363 Fannie Mae Pool 3 .000 02/01/48 710,689
1,142,219 Fannie Mae Pool 3 .500 02/01/48 1,049,305
7,934,490 Fannie Mae Pool 3 .500 04/01/48 7,268,416
1,558,392 Fannie Mae Pool 4 .000 04/01/48 1,478,702
136,762 Fannie Mae Pool 4 .500 04/01/48 132,310
2,444,619 Fannie Mae Pool 3 .500 06/01/48 2,249,858
4,041,671 Fannie Mae Pool 4 .000 07/01/48 3,808,548
2,572,354 Fannie Mae Pool 4 .500 07/01/48 2,489,012
1,481,418 Fannie Mae Pool 4 .000 08/01/48 1,404,333
1,087,003 Fannie Mae Pool 4 .000 10/01/48 1,031,239
1,443,469 Fannie Mae Pool 4 .500 10/01/48 1,405,343
12,885,394 Fannie Mae Pool 3 .000 11/01/48 11,529,957

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,042,058 Fannie Mae Pool 4 .000% 11/01/48 $ 2,885,843
990,583 Fannie Mae Pool 4 .500 11/01/48 964,420
1,113,733 Fannie Mae Pool 4 .000 12/01/48 1,054,413
892,940 Fannie Mae Pool 4 .500 01/01/49 870,040
2,443,344 Fannie Mae Pool 4 .500 02/01/49 2,365,401
3,265,359 Fannie Mae Pool 4 .000 04/01/49 3,096,646
2,660,053 Fannie Mae Pool 5 .000 04/01/49 2,672,066
3,612,494 Fannie Mae Pool 3 .500 07/01/49 3,304,845
3,386,839 Fannie Mae Pool 3 .500 08/01/49 3,106,694
2,064,490 Fannie Mae Pool 4 .000 08/01/49 1,957,178
8,178,476 Fannie Mae Pool 3 .000 09/01/49 7,235,271
4,526,046 Fannie Mae Pool 3 .000 12/01/49 3,998,434
10,069,514 Fannie Mae Pool 3 .000 12/01/49 9,007,161
8,970,208 Fannie Mae Pool 3 .000 12/01/49 7,924,557
11,292,825 Fannie Mae Pool 2 .500 01/01/50 9,553,207
17,447,866 Fannie Mae Pool 3 .000 02/01/50 15,439,342
8,119,560 Fannie Mae Pool 3 .500 02/01/50 7,423,804
11,441,600 Fannie Mae Pool 3 .000 03/01/50 10,090,520
10,497,785 Fannie Mae Pool 2 .500 04/01/50 8,857,392
5,509,776 Fannie Mae Pool 3 .000 05/01/50 4,858,925
9,015,920 Fannie Mae Pool 3 .000 06/01/50 7,941,314
6,397,573 Fannie Mae Pool 4 .000 06/01/50 6,058,389
15,125,063 Fannie Mae Pool 2 .500 07/01/50 12,791,794
3,805,538 Fannie Mae Pool 3 .000 08/01/50 3,353,070
7,996,062 Fannie Mae Pool 4 .000 08/01/50 7,559,091
29,394,998 Fannie Mae Pool 2 .500 09/01/50 24,833,167
114,024,600 Fannie Mae Pool 2 .500 10/01/50 96,199,579
17,063,103 Fannie Mae Pool 1 .500 11/01/50 13,097,978
73,975,943 Fannie Mae Pool 2 .000 11/01/50 59,621,273
11,716,249 Fannie Mae Pool 2 .500 11/01/50 9,895,536
39,627,406 Fannie Mae Pool 1 .500 12/01/50 30,455,780
63,993,104 Fannie Mae Pool 2 .000 12/01/50 51,575,394
7,612,846 Fannie Mae Pool 2 .500 12/01/50 6,429,002
75,665,074 Fannie Mae Pool 2 .000 01/01/51 60,982,336
7,084,241 Fannie Mae Pool 1 .500 02/01/51 5,425,712
6,331,274 Fannie Mae Pool 2 .000 02/01/51 5,109,009
21,555,582 Fannie Mae Pool 2 .500 02/01/51 18,196,707
20,029,205 Fannie Mae Pool 1 .500 03/01/51 15,380,913
52,705,662 Fannie Mae Pool 2 .000 03/01/51 42,448,996
18,571,052 Fannie Mae Pool 1 .500 04/01/51 14,229,821
37,446,867 Fannie Mae Pool 2 .000 04/01/51 30,217,128
27,125,880 Fannie Mae Pool 2 .500 04/01/51 22,877,113
43,731,443 Fannie Mae Pool 2 .000 05/01/51 35,302,180
2,667,431 Fannie Mae Pool 3 .500 05/01/51 2,424,086
9,045,323 Fannie Mae Pool 1 .500 06/01/51 6,930,804
67,734,625 Fannie Mae Pool 2 .000 06/01/51 54,535,830
22,033,788 Fannie Mae Pool 2 .500 06/01/51 18,553,972
43,152,765 Fannie Mae Pool 2 .000 07/01/51 34,736,631
96,222,371 Fannie Mae Pool 2 .000 08/01/51 77,405,759
77,791,467 Fannie Mae Pool 2 .500 08/01/51 65,564,192
59,523,186 Fannie Mae Pool 2 .000 09/01/51 47,823,383
48,271,756 Fannie Mae Pool 2 .500 09/01/51 40,633,459
10,245,751 Fannie Mae Pool 2 .500 10/01/51 8,613,899
3,555,052 Fannie Mae Pool 1 .500 11/01/51 2,722,760
66,922,315 Fannie Mae Pool 2 .000 11/01/51 53,734,715
40,162,925 Fannie Mae Pool 2 .500 11/01/51 33,783,793
7,914,701 Fannie Mae Pool 3 .000 11/01/51 6,906,046
50,664,567 Fannie Mae Pool 2 .000 12/01/51 40,670,468
30,883,665 Fannie Mae Pool 2 .500 12/01/51 26,005,271
37,759,550 Fannie Mae Pool 2 .000 01/01/52 30,288,441
33,990,397 Fannie Mae Pool 2 .500 01/01/52 28,571,141
2,725,274 Fannie Mae Pool 3 .000 01/01/52 2,379,475

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,239,132 Fannie Mae Pool 2 .500% 02/01/52 $ 6,937,862
42,375,585 Fannie Mae Pool 2 .000 03/01/52 33,978,227
18,791,463 Fannie Mae Pool 2 .500 03/01/52 15,791,626
2,515,063 Fannie Mae Pool 3 .500 03/01/52 2,291,161
11,981,933 Fannie Mae Pool 2 .000 04/01/52 9,600,418
7,374,190 Fannie Mae Pool 2 .500 04/01/52 6,203,549
8,639,534 Fannie Mae Pool 3 .000 04/01/52 7,551,088
6,978,360 Fannie Mae Pool 3 .500 04/01/52 6,336,906
39,620,968 Fannie Mae Pool 2 .500 05/01/52 33,272,296
5,219,957 Fannie Mae Pool 3 .000 05/01/52 4,555,673
5,876,776 Fannie Mae Pool 3 .500 05/01/52 5,335,420
3,414,265 Fannie Mae Pool 4 .000 05/01/52 3,202,509
7,886,846 Fannie Mae Pool 2 .500 06/01/52 6,619,282
4,848,005 Fannie Mae Pool 3 .000 06/01/52 4,231,083
6,446,966 Fannie Mae Pool 3 .500 06/01/52 5,852,457
11,071,353 Fannie Mae Pool 4 .000 06/01/52 10,392,282
6,389,801 Fannie Mae Pool 4 .500 06/01/52 6,173,737
4,144,420 Fannie Mae Pool 3 .000 07/01/52 3,616,209
15,348,310 Fannie Mae Pool 3 .500 07/01/52 13,945,570
7,528,684 Fannie Mae Pool 4 .000 07/01/52 7,047,923
7,331,708 Fannie Mae Pool 4 .500 07/01/52 7,072,104
17,065,132 Fannie Mae Pool 5 .000 07/01/52 16,907,492
10,935,740 Fannie Mae Pool 2 .500 08/01/52 9,186,480
4,147,180 Fannie Mae Pool 3 .000 08/01/52 3,622,724
6,998,409 Fannie Mae Pool 3 .500 08/01/52 6,355,889
21,779,777 Fannie Mae Pool 4 .000 08/01/52 20,433,068
18,403,792 Fannie Mae Pool 4 .500 08/01/52 17,763,992
3,365,633 Fannie Mae Pool 5 .000 08/01/52 3,334,543
4,076,527 Fannie Mae Pool 4 .000 09/01/52 3,820,819
23,138,280 Fannie Mae Pool 4 .500 09/01/52 22,333,884
13,252,699 Fannie Mae Pool 5 .000 09/01/52 13,124,177
3,767,213 Fannie Mae Pool 3 .000 10/01/52 3,290,066
6,958,520 Fannie Mae Pool 4 .000 10/01/52 6,519,968
15,097,446 Fannie Mae Pool 4 .500 10/01/52 14,594,724
10,892,164 Fannie Mae Pool 5 .000 10/01/52 10,787,051
10,549,648 Fannie Mae Pool 5 .500 10/01/52 10,665,824
3,762,954 Fannie Mae Pool 3 .000 11/01/52 3,285,972
5,669,508 Fannie Mae Pool 4 .000 11/01/52 5,308,990
11,290,455 Fannie Mae Pool 4 .500 11/01/52 10,890,681
13,548,421 Fannie Mae Pool 5 .000 11/01/52 13,423,269
6,888,002 Fannie Mae Pool 5 .500 11/01/52 6,981,356
5,936,242 Fannie Mae Pool 6 .000 11/01/52 6,109,953
9,738,892 Fannie Mae Pool 4 .000 12/01/52 9,107,762
10,916,584 Fannie Mae Pool 5 .500 12/01/52 11,058,168
10,689,932 Fannie Mae Pool 5 .500 01/01/53 10,806,286
12,091,183 Fannie Mae Pool 6 .000 01/01/53 12,392,967
2,781,800 Fannie Mae Pool 6 .500 01/01/53 2,878,613
11,953,641 Fannie Mae Pool 5 .000 02/01/53 11,831,795
9,409,939 Fannie Mae Pool 5 .500 02/01/53 9,509,947
5,511,870 Fannie Mae Pool 6 .000 02/01/53 5,665,489
350,465 Fannie Mae Pool 7 .000 02/01/53 370,104
1,786,628 Fannie Mae Pool 3 .500 03/01/53 1,622,042
1,762,407 Fannie Mae Pool 4 .000 03/01/53 1,651,299
2,452,622 Fannie Mae Pool 4 .500 03/01/53 2,367,151
2,333,164 Fannie Mae Pool 5 .000 03/01/53 2,306,026
4,021,584 Fannie Mae Pool 6 .000 03/01/53 4,137,746
1,715,282 Fannie Mae Pool 6 .500 03/01/53 1,777,800
1,862,080 Fannie Mae Pool 3 .500 04/01/53 1,700,302
4,027,530 Fannie Mae Pool 5 .000 04/01/53 3,982,636
5,261,576 Fannie Mae Pool 5 .500 04/01/53 5,316,146
2,178,255 Fannie Mae Pool 6 .000 04/01/53 2,235,050
1,004,415 Fannie Mae Pool 6 .500 04/01/53 1,040,517

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 11,009,248 Fannie Mae Pool 4 .000% 05/01/53 $ 10,300,994
13,133,934 Fannie Mae Pool 5 .500 05/01/53 13,268,467
8,438,591 Fannie Mae Pool 4 .500 06/01/53 8,141,024
10,662,130 Fannie Mae Pool 5 .000 06/01/53 10,530,951
5,588,789 Fannie Mae Pool 5 .500 06/01/53 5,646,036
15,907,876 Fannie Mae Pool 5 .000 07/01/53 15,737,940
27,500,367 Fannie Mae Pool 5 .500 07/01/53 27,713,033
18,111,354 Fannie Mae Pool 6 .000 07/01/53 18,557,391
4,215,160 Fannie Mae Pool 6 .500 07/01/53 4,367,519
22,852,479 Fannie Mae Pool 5 .000 08/01/53 22,582,841
30,701,838 Fannie Mae Pool 5 .500 08/01/53 30,939,262
1,841,681 Fannie Mae Pool 6 .000 08/01/53 1,890,637
2,714,315 Fannie Mae Pool 6 .500 08/01/53 2,808,779
11,656,124 Fannie Mae Pool 5 .500 09/01/53 11,775,496
14,320,419 Fannie Mae Pool 5 .500 10/01/53 14,419,191
12,523,668 Fannie Mae Pool 6 .000 10/01/53 12,815,657
4,058,362 Fannie Mae Pool 6 .500 10/01/53 4,199,602
4,377,575 Fannie Mae Pool 5 .000 11/01/53 4,323,472
3,531,521 Fannie Mae Pool 7 .000 11/01/53 3,729,416
33,922,956 Fannie Mae Pool 6 .000 12/01/53 34,712,189
11,993,772 Fannie Mae Pool 6 .500 12/01/53 12,411,184
4,829,935 Fannie Mae Pool 7 .000 12/01/53 5,100,589
7,214,115 Fannie Mae Pool 6 .500 01/01/54 7,465,183
2,609,261 Fannie Mae Pool 7 .000 01/01/54 2,755,476
5,115,292 Fannie Mae Pool 5 .500 02/01/54 5,148,117
4,770,106 Fannie Mae Pool 6 .000 02/01/54 4,880,371
11,224,886 Fannie Mae Pool 6 .500 02/01/54 11,615,539
7,282,520 Fannie Mae Pool 5 .500 03/01/54 7,336,554
5,403,003 Fannie Mae Pool 6 .000 03/01/54 5,527,897
1,930,501 Fannie Mae Pool 6 .500 03/01/54 1,997,687
2,834,445 Fannie Mae Pool 7 .000 03/01/54 2,993,278
4,729,518 Fannie Mae Pool 4 .500 04/01/54 4,535,871
8,523,527 Fannie Mae Pool 6 .500 04/01/54 8,821,321
12,205,508 Fannie Mae Pool 5 .500 05/01/54 12,304,039
4,470,844 Fannie Mae Pool 5 .000 06/01/54 4,404,858
15,059,636 Fannie Mae Pool 5 .500 06/01/54 15,162,870
20,936,107 Fannie Mae Pool 6 .000 06/01/54 21,420,059
4,279,041 Fannie Mae Pool 6 .500 06/01/54 4,427,962
7,093,018 Fannie Mae Pool 5 .000 07/01/54 6,987,963
11,409,001 Fannie Mae Pool 5 .500 07/01/54 11,484,866
14,614,656 Fannie Mae Pool 6 .000 07/01/54 14,952,483
4,534,846 Fannie Mae Pool 6 .500 07/01/54 4,692,669
2,465,279 Fannie Mae Pool 7 .000 07/01/54 2,603,426
15,274,816 Fannie Mae Pool 5 .500 08/01/54 15,379,526
21,767,219 Fannie Mae Pool 6 .000 08/01/54 22,270,383
8,552,369 Fannie Mae Pool 6 .500 08/01/54 8,850,012
25,414,642 Fannie Mae Pool 5 .500 09/01/54 25,553,623
28,603,284 Fannie Mae Pool 6 .000 09/01/54 29,265,455
5,929,932 Fannie Mae Pool 5 .000 10/01/54 5,841,796
16,871,685 Fannie Mae Pool 5 .500 10/01/54 16,946,256
7,540,280 Fannie Mae Pool 6 .000 10/01/54 7,714,578
17,309,083 Fannie Mae Pool 4 .500 11/01/54 16,591,371
21,924,844 Fannie Mae Pool 5 .000 11/01/54 21,629,878
14,881,790 Fannie Mae Pool 4 .500 12/01/54 14,264,718
22,276,058 Fannie Mae Pool 5 .500 12/01/54 22,387,584
31,334,778 Fannie Mae Pool 5 .000 01/01/55 30,856,107
3,480,618 Fannie Mae Pool 6 .500 03/01/55 3,601,752
9,479,512 Fannie Mae Pool 5 .000 06/01/55 9,330,808
16,596,092 Fannie Mae Pool 5 .500 06/01/55 16,665,828
18,432,808 Fannie Mae Pool 6 .000 06/01/55 18,858,895
1,183,506 Fannie Mae Pool 3 .500 07/01/55 1,095,839
16,780,669 Fannie Mae Pool 5 .500 07/01/55 16,844,269

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 14,614,745 Fannie Mae Pool 6 .000% 07/01/55 $ 14,952,575
5,982,449 Fannie Mae Pool 6 .500 07/01/55 6,190,652
2,909,043 Fannie Mae Pool 7 .000 07/01/55 3,072,057
21,810,954 Fannie Mae Pool 6 .000 08/01/55 22,315,129
31,571,628 Fannie Mae Pool 6 .000 09/01/55 32,301,428
6,845,625 Fannie Mae Pool 6 .500 09/01/55 7,083,869
21,863,397 Fannie Mae Pool 5 .500 11/01/55 21,946,265
19,706,533 Fannie Mae Pool 5 .500 12/01/55 19,781,228
5,314,608 Fannie Mae Pool 4 .000 02/01/56 4,968,525
19,151,285 Fannie Mae Pool 5 .500 02/01/56 19,224,591
14,103,361 Fannie Mae Pool 6 .000 02/01/56 14,429,370
6,793,093 Fannie Mae Pool 6 .000 03/01/56 6,950,119
32,105,548 Fannie Mae Pool 5 .000 04/01/56 31,646,252
39,796,348 Fannie Mae Pool 5 .000 04/01/56 39,122,074
17,589,104 Fannie Mae Pool 4 .500 05/01/56 16,856,663
45,173,616 Fannie Mae Pool 5 .000 05/01/56 44,408,231
29,427,818 Fannie Mae Pool 5 .500 05/01/56 29,541,232
4,080,795 Fannie Mae Pool 5 .000 06/01/56 4,011,653
17,210,447 Fannie Mae Pool 6 .500 06/01/56 17,812,910
1,707,185 Federal National Mortgage Association 3 .000 05/01/37 1,613,802
2,178,882 Federal National Mortgage Association (FNMA) 2 .000 05/01/37 1,985,085
4,962,377 Federal National Mortgage Association (FNMA) 3 .500 05/01/48 4,554,744
18,385,106 Federal National Mortgage Association (FNMA) 2 .000 10/01/51 14,773,147
22 Freddie Mac Gold Pool 4 .000 08/01/26 22
9 Freddie Mac Gold Pool 6 .000 08/01/26 9
535 Freddie Mac Gold Pool 3 .000 09/01/26 533
4,322 Freddie Mac Gold Pool 3 .000 10/01/26 4,310
5,001 Freddie Mac Gold Pool 3 .500 10/01/26 4,990
36 Freddie Mac Gold Pool 5 .500 10/01/26 36
36,171 Freddie Mac Gold Pool 3 .000 02/01/27 36,013
43,487 Freddie Mac Gold Pool 2 .500 05/01/27 43,151
72,639 Freddie Mac Gold Pool 2 .500 11/01/27 71,821
2,982 Freddie Mac Gold Pool 6 .000 12/01/27 3,054
60,351 Freddie Mac Gold Pool 2 .500 01/01/28 59,598
169,089 Freddie Mac Gold Pool 2 .500 03/01/28 166,734
5,828 Freddie Mac Gold Pool 5 .000 03/01/28 5,841
106,456 Freddie Mac Gold Pool 2 .500 05/01/28 104,834
468 Freddie Mac Gold Pool 5 .500 05/01/28 471
293,380 Freddie Mac Gold Pool 2 .500 07/01/28 288,924
258,535 Freddie Mac Gold Pool 2 .500 07/01/28 254,470
79,815 Freddie Mac Gold Pool 3 .000 10/01/28 78,719
2,816 Freddie Mac Gold Pool 5 .500 01/01/29 2,829
664 Freddie Mac Gold Pool 4 .000 02/01/29 657
206,613 Freddie Mac Gold Pool 3 .500 03/01/29 204,283
54 Freddie Mac Gold Pool 6 .500 03/01/29 56
378,083 Freddie Mac Gold Pool 3 .000 07/01/29 371,458
1,830 Freddie Mac Gold Pool 5 .000 12/01/29 1,837
1,402,965 Freddie Mac Gold Pool 2 .500 05/01/30 1,359,264
3,046 Freddie Mac Gold Pool 4 .000 08/01/30 3,013
21,741 Freddie Mac Gold Pool 4 .500 01/01/31 21,613
66 Freddie Mac Gold Pool 8 .000 01/01/31 67
25,675 Freddie Mac Gold Pool 4 .000 03/01/31 25,352
3,887 Freddie Mac Gold Pool 4 .000 05/01/31 3,836
25,356 Freddie Mac Gold Pool 4 .500 05/01/31 25,265
15,359 Freddie Mac Gold Pool 4 .000 06/01/31 15,181
28,893 Freddie Mac Gold Pool 4 .000 08/01/31 28,572
35,281 Freddie Mac Gold Pool 4 .000 09/01/31 34,833
573 Freddie Mac Gold Pool 6 .500 09/01/31 594
1,808 Freddie Mac Gold Pool 8 .000 09/01/31 1,843
18,471 Freddie Mac Gold Pool 3 .500 11/01/31 18,012
2,941,471 Freddie Mac Gold Pool 2 .500 12/01/31 2,821,227
12,935 Freddie Mac Gold Pool 7 .000 12/01/31 13,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,875 Freddie Mac Gold Pool 6 .500% 01/01/32 $ 2,978
6,655 Freddie Mac Gold Pool 6 .000 02/01/32 6,816
324,635 Freddie Mac Gold Pool 3 .000 03/01/32 312,524
2,508 Freddie Mac Gold Pool 7 .000 04/01/32 2,652
2,839 Freddie Mac Gold Pool 6 .500 05/01/32 2,940
222,894 Freddie Mac Gold Pool 3 .500 09/01/32 216,748
1,472 Freddie Mac Gold Pool 5 .500 11/01/32 1,509
2,664,251 Freddie Mac Gold Pool 3 .000 01/01/33 2,566,880
2,340 Freddie Mac Gold Pool 6 .000 02/01/33 2,401
8,661 Freddie Mac Gold Pool 5 .000 03/01/33 8,686
3,302 Freddie Mac Gold Pool 6 .000 03/01/33 3,382
2,900 Freddie Mac Gold Pool 6 .000 03/01/33 2,970
9,619 Freddie Mac Gold Pool 5 .000 04/01/33 9,533
1,056 Freddie Mac Gold Pool 6 .000 04/01/33 1,081
58,175 Freddie Mac Gold Pool 5 .000 06/01/33 57,867
23,055 Freddie Mac Gold Pool 5 .500 06/01/33 23,411
10,820,538 Freddie Mac Gold Pool 2 .500 07/01/33 10,334,710
497,636 Freddie Mac Gold Pool 3 .500 07/01/33 482,416
9,604 Freddie Mac Gold Pool 4 .500 07/01/33 9,511
723,788 Freddie Mac Gold Pool 4 .000 08/01/33 710,673
1,116 Freddie Mac Gold Pool 5 .000 08/01/33 1,111
3,762 Freddie Mac Gold Pool 6 .500 08/01/33 3,897
29,761 Freddie Mac Gold Pool 5 .000 09/01/33 29,853
4,278 Freddie Mac Gold Pool 5 .500 09/01/33 4,298
28,113 Freddie Mac Gold Pool 5 .500 09/01/33 28,246
3,285 Freddie Mac Gold Pool 5 .500 09/01/33 3,300
15,197 Freddie Mac Gold Pool 5 .500 09/01/33 15,268
6,723 Freddie Mac Gold Pool 4 .000 10/01/33 6,590
1,636 Freddie Mac Gold Pool 5 .000 10/01/33 1,642
22,386 Freddie Mac Gold Pool 5 .500 10/01/33 22,491
1,365,722 Freddie Mac Gold Pool 3 .500 11/01/33 1,330,101
15,673 Freddie Mac Gold Pool 5 .500 12/01/33 15,876
5,422 Freddie Mac Gold Pool 5 .500 12/01/33 5,498
63,496 Freddie Mac Gold Pool 7 .000 12/01/33 67,123
47,321 Freddie Mac Gold Pool 5 .000 01/01/34 47,479
289,596 Freddie Mac Gold Pool 3 .000 02/01/34 278,586
1,163 Freddie Mac Gold Pool 5 .500 02/01/34 1,179
7,111 Freddie Mac Gold Pool 5 .000 03/01/34 7,134
7,387 Freddie Mac Gold Pool 5 .500 03/01/34 7,492
28,198 Freddie Mac Gold Pool 5 .000 05/01/34 28,094
8,813 Freddie Mac Gold Pool 4 .500 06/01/34 8,710
13,984 Freddie Mac Gold Pool 5 .000 06/01/34 13,861
6,328 Freddie Mac Gold Pool 5 .500 06/01/34 6,358
2,195 Freddie Mac Gold Pool 6 .000 06/01/34 2,249
11,277 Freddie Mac Gold Pool 6 .000 09/01/34 11,577
895,397 Freddie Mac Gold Pool 3 .500 10/01/34 863,199
1,766 Freddie Mac Gold Pool 5 .000 11/01/34 1,772
46,788 Freddie Mac Gold Pool 5 .500 11/01/34 48,196
47,787 Freddie Mac Gold Pool 5 .000 12/01/34 48,213
13,159 Freddie Mac Gold Pool 5 .500 12/01/34 13,256
2,639 Freddie Mac Gold Pool 5 .500 12/01/34 2,690
966 Freddie Mac Gold Pool 5 .500 01/01/35 981
472 Freddie Mac Gold Pool 5 .500 01/01/35 479
14,902 Freddie Mac Gold Pool 5 .500 01/01/35 15,008
24,026 Freddie Mac Gold Pool 4 .500 04/01/35 23,716
2,604 Freddie Mac Gold Pool 6 .000 05/01/35 2,735
13,298 Freddie Mac Gold Pool 6 .000 05/01/35 13,657
9,712 Freddie Mac Gold Pool 7 .000 05/01/35 10,267
4,863 Freddie Mac Gold Pool 5 .500 06/01/35 4,937
3,345 Freddie Mac Gold Pool 5 .500 06/01/35 3,396
2,746 Freddie Mac Gold Pool 5 .000 07/01/35 2,722
89,352 Freddie Mac Gold Pool 5 .000 07/01/35 89,630

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 101,835 Freddie Mac Gold Pool 5 .000% 08/01/35 $ 102,819
10,066 Freddie Mac Gold Pool 5 .500 08/01/35 10,277
1,666 Freddie Mac Gold Pool 4 .500 09/01/35 1,649
20,803 Freddie Mac Gold Pool 5 .000 10/01/35 21,005
9,750 Freddie Mac Gold Pool 5 .000 10/01/35 9,845
4,996 Freddie Mac Gold Pool 5 .000 10/01/35 4,951
62,847 Freddie Mac Gold Pool 5 .500 10/01/35 63,143
21,805 Freddie Mac Gold Pool 5 .000 12/01/35 22,000
1,954 Freddie Mac Gold Pool 5 .000 12/01/35 1,973
10,489 Freddie Mac Gold Pool 6 .000 01/01/36 10,989
4,106 Freddie Mac Gold Pool 5 .000 02/01/36 4,146
1,493 Freddie Mac Gold Pool 5 .000 02/01/36 1,507
1,522 Freddie Mac Gold Pool 6 .000 02/01/36 1,599
9,943 Freddie Mac Gold Pool 5 .500 04/01/36 9,990
3,465 Freddie Mac Gold Pool 5 .500 05/01/36 3,492
73,129 Freddie Mac Gold Pool 6 .000 06/01/36 76,806
20,453 Freddie Mac Gold Pool 5 .000 07/01/36 20,651
16,912 Freddie Mac Gold Pool 6 .000 07/01/36 17,321
3,105 Freddie Mac Gold Pool 6 .000 08/01/36 3,262
2,456 Freddie Mac Gold Pool 6 .000 09/01/36 2,536
70,617 Freddie Mac Gold Pool 5 .500 10/01/36 71,748
30,459 Freddie Mac Gold Pool 5 .500 10/01/36 31,377
6,711 Freddie Mac Gold Pool 6 .500 10/01/36 7,043
2,794 Freddie Mac Gold Pool 5 .500 11/01/36 2,879
7,839 Freddie Mac Gold Pool 6 .000 11/01/36 8,113
31,534 Freddie Mac Gold Pool 6 .000 12/01/36 33,038
55,123 Freddie Mac Gold Pool 5 .500 03/01/37 56,785
23,953 Freddie Mac Gold Pool 6 .000 03/01/37 25,158
3,974 Freddie Mac Gold Pool 6 .500 03/01/37 4,175
22,245 Freddie Mac Gold Pool 5 .500 04/01/37 22,916
2,882 Freddie Mac Gold Pool 5 .000 05/01/37 2,858
2,760 Freddie Mac Gold Pool 5 .000 06/01/37 2,784
9,519 Freddie Mac Gold Pool 5 .500 06/01/37 9,806
2,424,774 Freddie Mac Gold Pool 3 .000 07/01/37 2,275,729
47,822 Freddie Mac Gold Pool 6 .000 07/01/37 50,229
26,415 Freddie Mac Gold Pool 6 .000 08/01/37 27,675
8,386 Freddie Mac Gold Pool 6 .000 09/01/37 8,808
51,443 Freddie Mac Gold Pool 5 .500 10/01/37 51,685
1,942 Freddie Mac Gold Pool 6 .000 11/01/37 2,040
13,491 Freddie Mac Gold Pool 6 .500 11/01/37 14,283
7,396 Freddie Mac Gold Pool 6 .000 01/01/38 7,749
3,478 Freddie Mac Gold Pool 6 .000 02/01/38 3,599
26,756 Freddie Mac Gold Pool 6 .000 02/01/38 28,103
38,468 Freddie Mac Gold Pool 5 .000 03/01/38 38,841
117,223 Freddie Mac Gold Pool 5 .000 03/01/38 118,358
4,687 Freddie Mac Gold Pool 5 .000 04/01/38 4,707
46,904 Freddie Mac Gold Pool 5 .000 04/01/38 47,359
57,782 Freddie Mac Gold Pool 5 .500 04/01/38 59,161
12,533 Freddie Mac Gold Pool 5 .500 05/01/38 12,866
1,489 Freddie Mac Gold Pool 5 .500 06/01/38 1,530
3,228 Freddie Mac Gold Pool 6 .000 07/01/38 3,344
6,604 Freddie Mac Gold Pool 5 .500 08/01/38 6,802
45,930 Freddie Mac Gold Pool 5 .500 08/01/38 47,315
6,062 Freddie Mac Gold Pool 5 .000 09/01/38 6,121
78,534 Freddie Mac Gold Pool 5 .500 09/01/38 80,594
27,921 Freddie Mac Gold Pool 5 .500 09/01/38 28,557
1,758 Freddie Mac Gold Pool 5 .500 10/01/38 1,804
31,902 Freddie Mac Gold Pool 6 .000 11/01/38 33,482
202,230 Freddie Mac Gold Pool 5 .500 01/01/39 207,824
145,714 Freddie Mac Gold Pool 4 .500 02/01/39 144,279
81,155 Freddie Mac Gold Pool 5 .000 02/01/39 81,942
6,457 Freddie Mac Gold Pool 5 .500 02/01/39 6,624

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 308 Freddie Mac Gold Pool 4 .500% 03/01/39 $ 305
34,168 Freddie Mac Gold Pool 5 .000 03/01/39 34,499
4,402 Freddie Mac Gold Pool 6 .000 03/01/39 4,616
4,211 Freddie Mac Gold Pool 4 .500 04/01/39 4,166
257,928 Freddie Mac Gold Pool 4 .500 04/01/39 255,388
49,345 Freddie Mac Gold Pool 4 .000 05/01/39 47,953
1,333 Freddie Mac Gold Pool 4 .500 05/01/39 1,320
32,487 Freddie Mac Gold Pool 4 .500 05/01/39 32,167
779,151 Freddie Mac Gold Pool 4 .500 05/01/39 771,480
35,940 Freddie Mac Gold Pool 4 .500 05/01/39 35,236
29,308 Freddie Mac Gold Pool 5 .000 05/01/39 29,591
70,826 Freddie Mac Gold Pool 4 .000 06/01/39 68,828
330,352 Freddie Mac Gold Pool 4 .500 06/01/39 327,099
11,280 Freddie Mac Gold Pool 4 .500 06/01/39 11,169
5,045 Freddie Mac Gold Pool 5 .000 06/01/39 5,094
2,060 Freddie Mac Gold Pool 5 .500 06/01/39 2,113
105,171 Freddie Mac Gold Pool 4 .000 07/01/39 102,204
42,764 Freddie Mac Gold Pool 4 .500 07/01/39 42,342
9,177 Freddie Mac Gold Pool 4 .500 07/01/39 9,031
3,348 Freddie Mac Gold Pool 4 .500 07/01/39 3,315
29,745 Freddie Mac Gold Pool 5 .000 07/01/39 30,034
52,195 Freddie Mac Gold Pool 5 .500 07/01/39 53,638
3,706 Freddie Mac Gold Pool 4 .500 08/01/39 3,670
8,833 Freddie Mac Gold Pool 5 .000 08/01/39 8,919
94,664 Freddie Mac Gold Pool 4 .000 09/01/39 91,894
229,077 Freddie Mac Gold Pool 5 .000 09/01/39 231,299
90,343 Freddie Mac Gold Pool 5 .000 09/01/39 91,220
1,119 Freddie Mac Gold Pool 5 .500 09/01/39 1,141
89,413 Freddie Mac Gold Pool 6 .500 09/01/39 93,097
29,286 Freddie Mac Gold Pool 4 .500 10/01/39 28,998
13,789 Freddie Mac Gold Pool 4 .500 10/01/39 13,653
27,756 Freddie Mac Gold Pool 4 .500 10/01/39 27,482
13,016 Freddie Mac Gold Pool 5 .000 10/01/39 13,132
5,844 Freddie Mac Gold Pool 4 .000 11/01/39 5,679
19,264 Freddie Mac Gold Pool 4 .500 11/01/39 19,074
7,850 Freddie Mac Gold Pool 5 .000 11/01/39 7,926
21,106 Freddie Mac Gold Pool 4 .500 12/01/39 20,835
33,395 Freddie Mac Gold Pool 4 .500 12/01/39 33,066
13,627 Freddie Mac Gold Pool 4 .500 12/01/39 13,493
47,873 Freddie Mac Gold Pool 4 .500 12/01/39 47,218
33,041 Freddie Mac Gold Pool 5 .500 12/01/39 33,908
46,863 Freddie Mac Gold Pool 4 .500 01/01/40 46,401
4,024 Freddie Mac Gold Pool 5 .000 01/01/40 4,063
5,374 Freddie Mac Gold Pool 5 .500 01/01/40 5,513
14,881 Freddie Mac Gold Pool 5 .500 03/01/40 15,272
135,732 Freddie Mac Gold Pool 4 .000 04/01/40 131,903
8,674 Freddie Mac Gold Pool 4 .500 04/01/40 8,588
27,647 Freddie Mac Gold Pool 4 .500 04/01/40 27,375
21,000 Freddie Mac Gold Pool 5 .000 04/01/40 21,204
43,081 Freddie Mac Gold Pool 5 .000 04/01/40 43,499
166,466 Freddie Mac Gold Pool 6 .000 04/01/40 174,408
483,687 Freddie Mac Gold Pool 4 .500 05/01/40 478,922
177,327 Freddie Mac Gold Pool 5 .000 05/01/40 179,049
1,206 Freddie Mac Gold Pool 4 .500 06/01/40 1,194
168,585 Freddie Mac Gold Pool 5 .500 06/01/40 172,949
269,096 Freddie Mac Gold Pool 4 .500 07/01/40 266,445
4,580 Freddie Mac Gold Pool 4 .500 08/01/40 4,535
45,666 Freddie Mac Gold Pool 5 .000 08/01/40 46,110
115,106 Freddie Mac Gold Pool 5 .000 08/01/40 116,223
11,454 Freddie Mac Gold Pool 5 .000 08/01/40 11,566
727,276 Freddie Mac Gold Pool 5 .500 08/01/40 746,356
60,646 Freddie Mac Gold Pool 4 .000 09/01/40 58,935

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 810,125 Freddie Mac Gold Pool 4 .000% 11/01/40 $ 787,264
553,335 Freddie Mac Gold Pool 4 .000 12/01/40 537,204
78,693 Freddie Mac Gold Pool 3 .500 01/01/41 73,775
121,326 Freddie Mac Gold Pool 3 .500 01/01/41 113,996
73,039 Freddie Mac Gold Pool 4 .000 01/01/41 70,944
71,995 Freddie Mac Gold Pool 3 .500 02/01/41 67,481
264,132 Freddie Mac Gold Pool 4 .000 02/01/41 256,064
87,538 Freddie Mac Gold Pool 4 .000 02/01/41 85,067
505,681 Freddie Mac Gold Pool 4 .000 04/01/41 491,410
90,090 Freddie Mac Gold Pool 4 .500 04/01/41 89,202
19,211 Freddie Mac Gold Pool 5 .000 04/01/41 19,398
81,909 Freddie Mac Gold Pool 4 .500 05/01/41 81,102
96,079 Freddie Mac Gold Pool 4 .500 06/01/41 95,132
209,823 Freddie Mac Gold Pool 3 .500 10/01/41 196,929
222,617 Freddie Mac Gold Pool 5 .000 10/01/41 224,779
313,284 Freddie Mac Gold Pool 3 .500 11/01/41 293,085
126,600 Freddie Mac Gold Pool 4 .500 12/01/41 125,352
1,063,398 Freddie Mac Gold Pool 3 .500 01/01/42 995,504
313,558 Freddie Mac Gold Pool 3 .500 02/01/42 293,588
349,299 Freddie Mac Gold Pool 3 .500 04/01/42 327,107
788,140 Freddie Mac Gold Pool 4 .000 05/01/42 761,869
2,857,344 Freddie Mac Gold Pool 4 .500 05/01/42 2,829,185
598,567 Freddie Mac Gold Pool 3 .500 07/01/42 560,256
136,534 Freddie Mac Gold Pool 3 .000 08/01/42 123,932
1,004,400 Freddie Mac Gold Pool 3 .000 10/01/42 910,441
696,827 Freddie Mac Gold Pool 3 .000 10/01/42 632,575
295,945 Freddie Mac Gold Pool 3 .500 12/01/42 276,340
1,066,991 Freddie Mac Gold Pool 2 .500 01/01/43 943,385
2,064,178 Freddie Mac Gold Pool 3 .000 01/01/43 1,872,653
3,040,276 Freddie Mac Gold Pool 3 .000 04/01/43 2,754,863
7,851,548 Freddie Mac Gold Pool 3 .000 04/01/43 7,117,327
872,903 Freddie Mac Gold Pool 3 .500 05/01/43 813,987
1,255,579 Freddie Mac Gold Pool 3 .000 08/01/43 1,135,885
897,167 Freddie Mac Gold Pool 3 .000 08/01/43 811,313
890,232 Freddie Mac Gold Pool 3 .500 08/01/43 830,148
313,714 Freddie Mac Gold Pool 4 .500 10/01/43 307,887
433,054 Freddie Mac Gold Pool 4 .000 11/01/43 416,844
767,399 Freddie Mac Gold Pool 3 .500 02/01/44 715,041
646,368 Freddie Mac Gold Pool 4 .000 02/01/44 621,072
5,108,227 Freddie Mac Gold Pool 4 .000 02/01/44 4,914,118
279,516 Freddie Mac Gold Pool 4 .000 04/01/44 268,418
361,149 Freddie Mac Gold Pool 4 .500 05/01/44 354,386
649,218 Freddie Mac Gold Pool 4 .000 06/01/44 620,793
1,022,063 Freddie Mac Gold Pool 4 .000 08/01/44 977,266
749,965 Freddie Mac Gold Pool 3 .500 09/01/44 698,246
1,091,387 Freddie Mac Gold Pool 3 .500 11/01/44 1,015,893
1,533,508 Freddie Mac Gold Pool 3 .500 12/01/44 1,427,427
853,068 Freddie Mac Gold Pool 3 .500 01/01/45 794,057
1,812,175 Freddie Mac Gold Pool 3 .000 02/01/45 1,636,623
2,178,437 Freddie Mac Gold Pool 3 .500 03/01/45 2,027,745
1,231,407 Freddie Mac Gold Pool 4 .000 03/01/45 1,177,865
887,864 Freddie Mac Gold Pool 3 .000 04/01/45 801,116
1,914,023 Freddie Mac Gold Pool 3 .500 04/01/45 1,781,610
4,434,113 Freddie Mac Gold Pool 3 .500 07/01/45 4,127,388
3,278,850 Freddie Mac Gold Pool 4 .500 07/01/45 3,219,113
9,854,070 Freddie Mac Gold Pool 3 .000 08/01/45 8,946,887
7,433,753 Freddie Mac Gold Pool 3 .500 10/01/45 6,926,182
1,410,831 Freddie Mac Gold Pool 4 .000 11/01/45 1,347,658
2,677,523 Freddie Mac Gold Pool 3 .500 12/01/45 2,490,189
6,405,563 Freddie Mac Gold Pool 3 .000 03/01/46 5,760,053
1,988,384 Freddie Mac Gold Pool 3 .500 03/01/46 1,847,718
1,048,386 Freddie Mac Gold Pool 4 .000 03/01/46 1,000,573

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,715,850 Freddie Mac Gold Pool 3 .000% 04/01/46 $ 4,237,201
4,584,823 Freddie Mac Gold Pool 3 .500 05/01/46 4,255,722
3,506,120 Freddie Mac Gold Pool 3 .500 08/01/46 3,268,019
7,107,698 Freddie Mac Gold Pool 3 .000 09/01/46 6,339,420
2,796,501 Freddie Mac Gold Pool 4 .000 09/01/46 2,665,492
2,582,713 Freddie Mac Gold Pool 3 .000 11/01/46 2,314,552
9,362,846 Freddie Mac Gold Pool 3 .000 11/01/46 8,356,496
3,177,740 Freddie Mac Gold Pool 3 .000 11/01/46 2,847,807
1,860,571 Freddie Mac Gold Pool 3 .000 12/01/46 1,660,005
2,329,996 Freddie Mac Gold Pool 3 .500 12/01/46 2,159,123
4,335,239 Freddie Mac Gold Pool 3 .000 02/01/47 3,881,743
1,382,393 Freddie Mac Gold Pool 3 .500 02/01/47 1,276,893
1,117,168 Freddie Mac Gold Pool 4 .000 02/01/47 1,062,750
1,739,527 Freddie Mac Gold Pool 3 .500 05/01/47 1,611,233
1,560,371 Freddie Mac Gold Pool 3 .000 08/01/47 1,395,512
2,044,718 Freddie Mac Gold Pool 3 .000 11/01/47 1,822,343
3,140,922 Freddie Mac Gold Pool 3 .000 12/01/47 2,801,265
9,752,756 Freddie Mac Gold Pool 3 .000 01/01/48 8,732,972
3,370,560 Freddie Mac Gold Pool 3 .000 02/01/48 2,998,385
2,414,008 Freddie Mac Gold Pool 3 .500 03/01/48 2,231,880
2,056,589 Freddie Mac Gold Pool 3 .500 05/01/48 1,893,398
1,564,769 Freddie Mac Gold Pool 4 .000 05/01/48 1,473,840
2,199,979 Freddie Mac Gold Pool 3 .500 07/01/48 2,026,318
2,291,312 Freddie Mac Gold Pool 4 .000 07/01/48 2,176,838
4,249,343 Freddie Mac Gold Pool 4 .000 08/01/48 4,036,815
778,395 Freddie Mac Gold Pool 4 .500 09/01/48 756,976
3,355,560 Freddie Mac Gold Pool 4 .000 10/01/48 3,187,381
1,924,244 Freddie Mac Gold Pool 4 .500 12/01/48 1,879,035
1,004,223 Freddie Mac Gold Pool 4 .500 02/01/49 980,007
2,766,488 Freddie Mac Gold Pool 3 .500 05/01/49 2,531,200
3,718 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5 .750 04/01/35 3,797
955 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6 .000 10/01/35 976
4,319 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 5 .880 02/01/36 4,419
43 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.345%) 6 .080 07/01/36 43
2,452 (e) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.595%) 5 .595 09/01/36 2,492
7,921 (e) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.724%) 5 .829 09/01/36 8,117
6,420 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.245%) 6 .206 09/01/36 6,543
6,047 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5 .958 01/01/37 6,237
1,055 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.765%) 5 .929 02/01/37 1,081
341 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5 .948 02/01/37 350
32,051 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.844%) 6 .077 03/01/37 32,969
13,712 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.601%) 5 .759 04/01/37 13,992
28,847 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 5 .857 04/01/37 29,697
2,298 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.064%) 6 .197 05/01/37 2,344
7,886 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 5 .887 06/01/37 8,079
1,000 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.750%) 6 .375 06/01/37 1,022
22,452 (e) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.270%) 5 .467 08/01/37 22,732
962 (e) Freddie Mac Non Gold Pool, (RFUCCT6M + 1.520%) 5 .581 09/01/37 974
159 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.795%) 6 .545 09/01/37 163
16,114 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.055%) 6 .180 04/01/38 16,727
4,388 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 2.004%) 6 .313 06/01/38 4,499
719 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.625%) 6 .375 07/01/38 738
2,721 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.861%) 6 .486 06/01/40 2,798
4,158 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.886%) 6 .135 01/01/41 4,282
2,152 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.880%) 6 .005 05/01/41 2,227
38,420 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.859%) 6 .247 08/01/41 39,657
31,827 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.750%) 6 .500 09/01/41 33,141
5,866 (e) Freddie Mac Non Gold Pool, (RFUCCT1Y + 1.860%) 6 .610 10/01/41 6,050
6,465,096 Freddie Mac Pool 1 .500 04/01/37 5,761,459
9,382,041 Freddie Mac Pool 2 .000 05/01/37 8,548,495
4,263,995 Freddie Mac Pool 4 .000 07/01/49 4,043,430
2,536,534 Freddie Mac Pool 4 .000 07/01/49 2,406,829

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 9,436,736 Freddie Mac Pool 3 .000% 11/01/49 $ 8,420,990
8,889,007 Freddie Mac Pool 3 .000 11/01/49 7,899,570
8,311,477 Freddie Mac Pool 3 .000 02/01/50 7,380,242
4,800,837 Freddie Mac Pool 3 .500 04/01/50 4,411,040
5,520,049 Freddie Mac Pool 2 .000 07/01/50 4,463,025
10,297,778 Freddie Mac Pool 2 .500 07/01/50 8,700,266
6,434,227 Freddie Mac Pool 3 .500 07/01/50 5,899,821
7,931,870 Freddie Mac Pool 3 .500 08/01/50 7,256,936
2,089,915 Freddie Mac Pool 4 .000 11/01/50 1,981,824
6,016,546 Freddie Mac Pool 2 .000 02/01/51 4,853,183
13,226,471 Freddie Mac Pool 2 .500 04/01/51 11,141,739
5,718,491 Freddie Mac Pool 2 .500 02/01/52 4,806,754
10,688,026 Freddie Mac Pool 3 .000 03/01/52 9,372,328
11,021,107 Freddie Mac Pool 2 .500 05/01/52 9,338,965
11,217,378 Freddie Mac Pool 2 .500 05/01/52 9,424,384
5,070,935 Freddie Mac Pool 3 .000 05/01/52 4,432,454
4,335,203 Freddie Mac Pool 4 .000 06/01/52 4,113,528
5,170,568 Freddie Mac Pool 4 .000 08/01/52 4,842,140
5,173,179 Freddie Mac Pool 3 .500 10/01/52 4,696,600
4,590,113 Freddie Mac Pool 5 .000 01/01/53 4,544,869
5,472,876 Freddie Mac Pool 6 .500 10/01/54 5,663,345
5,769,906 Freddie Mac Pool 6 .500 06/01/55 5,970,712
3,332 Ginnie Mae I Pool 3 .000 12/15/26 3,321
330 Ginnie Mae I Pool 6 .500 11/15/28 339
33 Ginnie Mae I Pool 7 .500 11/15/28 33
1,788 Ginnie Mae I Pool 8 .500 10/15/30 1,819
81 Ginnie Mae I Pool 8 .500 12/15/30 84
37,456 Ginnie Mae I Pool 6 .000 10/15/32 38,229
16,949 Ginnie Mae I Pool 5 .500 05/15/33 17,240
1,335 Ginnie Mae I Pool 5 .000 07/15/33 1,335
6,101 Ginnie Mae I Pool 5 .500 07/15/33 6,112
5,607 Ginnie Mae I Pool 5 .000 08/15/33 5,627
23,564 Ginnie Mae I Pool 5 .500 09/15/33 24,125
28,038 Ginnie Mae I Pool 5 .500 11/15/34 28,554
10,895 Ginnie Mae I Pool 6 .500 01/15/35 11,185
41,601 Ginnie Mae I Pool 5 .000 04/15/35 41,926
2,415 Ginnie Mae I Pool 5 .000 11/15/35 2,444
1,361 Ginnie Mae I Pool 5 .000 11/15/35 1,382
1,564 Ginnie Mae I Pool 5 .500 03/15/36 1,577
1,394 Ginnie Mae I Pool 6 .500 06/15/36 1,478
2,487 Ginnie Mae I Pool 5 .000 09/15/36 2,528
1,532 Ginnie Mae I Pool 6 .000 09/15/36 1,589
2,579 Ginnie Mae I Pool 5 .000 12/15/36 2,622
46,034 Ginnie Mae I Pool 5 .500 02/15/37 47,665
62,437 Ginnie Mae I Pool 6 .000 04/15/37 66,069
4,723 Ginnie Mae I Pool 6 .000 06/15/37 4,925
6,122 Ginnie Mae I Pool 6 .000 12/15/37 6,403
27,901 Ginnie Mae I Pool 5 .000 04/15/38 28,225
4,163 Ginnie Mae I Pool 5 .500 06/15/38 4,323
12,432 Ginnie Mae I Pool 5 .500 07/15/38 12,745
3,097 Ginnie Mae I Pool 5 .500 08/15/38 3,216
31,866 Ginnie Mae I Pool 6 .000 08/15/38 33,722
27,075 Ginnie Mae I Pool 6 .000 08/15/38 28,028
3,070 Ginnie Mae I Pool 5 .500 10/15/38 3,166
535 Ginnie Mae I Pool 5 .500 11/15/38 555
29,684 Ginnie Mae I Pool 6 .000 12/15/38 31,265
244 Ginnie Mae I Pool 6 .500 12/15/38 256
6,352 Ginnie Mae I Pool 5 .000 01/15/39 6,406
5,715 Ginnie Mae I Pool 5 .000 02/15/39 5,809
496 Ginnie Mae I Pool 6 .000 02/15/39 500
4,998 Ginnie Mae I Pool 4 .500 03/15/39 4,949
74,280 Ginnie Mae I Pool 4 .500 03/15/39 72,948

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,444 Ginnie Mae I Pool 4 .500% 04/15/39 $ 3,396
76,780 Ginnie Mae I Pool 5 .500 04/15/39 79,504
5,383 Ginnie Mae I Pool 4 .000 05/15/39 5,155
92,686 Ginnie Mae I Pool 4 .500 05/15/39 91,777
56,764 Ginnie Mae I Pool 5 .000 05/15/39 57,462
3,135 Ginnie Mae I Pool 4 .500 06/15/39 3,102
255,269 Ginnie Mae I Pool 4 .500 06/15/39 249,275
426,139 Ginnie Mae I Pool 5 .000 06/15/39 431,383
313,432 Ginnie Mae I Pool 5 .000 06/15/39 315,961
6,894 Ginnie Mae I Pool 5 .000 06/15/39 7,008
2,720 Ginnie Mae I Pool 5 .000 06/15/39 2,742
2,827 Ginnie Mae I Pool 5 .000 06/15/39 2,874
289,411 Ginnie Mae I Pool 4 .000 07/15/39 275,194
3,105 Ginnie Mae I Pool 4 .500 07/15/39 3,048
8,745 Ginnie Mae I Pool 4 .500 07/15/39 8,588
338,330 Ginnie Mae I Pool 4 .500 07/15/39 332,262
5,171 Ginnie Mae I Pool 5 .000 07/15/39 5,257
17,254 Ginnie Mae I Pool 4 .000 08/15/39 16,501
34,521 Ginnie Mae I Pool 5 .000 08/15/39 34,800
783 Ginnie Mae I Pool 5 .500 08/15/39 798
15,426 Ginnie Mae I Pool 6 .000 08/15/39 15,944
2,591 Ginnie Mae I Pool 4 .500 10/15/39 2,540
1,493 Ginnie Mae I Pool 5 .000 10/15/39 1,518
8,196 Ginnie Mae I Pool 4 .500 11/15/39 8,146
209,669 Ginnie Mae I Pool 4 .500 12/15/39 207,482
122,833 Ginnie Mae I Pool 5 .500 02/15/40 127,555
17,067 Ginnie Mae I Pool 4 .000 03/15/40 16,311
3,022 Ginnie Mae I Pool 5 .000 03/15/40 3,037
1,158 Ginnie Mae I Pool 4 .500 04/15/40 1,140
32,334 Ginnie Mae I Pool 5 .000 04/15/40 32,595
1,246 Ginnie Mae I Pool 4 .500 05/15/40 1,220
36,619 Ginnie Mae I Pool 5 .000 05/15/40 36,915
778,676 Ginnie Mae I Pool 4 .500 06/15/40 768,633
2,478 Ginnie Mae I Pool 4 .500 06/15/40 2,431
2,373 Ginnie Mae I Pool 4 .500 06/15/40 2,326
69,728 Ginnie Mae I Pool 4 .500 07/15/40 68,807
22,167 Ginnie Mae I Pool 4 .500 07/15/40 21,706
58,509 Ginnie Mae I Pool 4 .000 08/15/40 55,780
300,679 Ginnie Mae I Pool 4 .000 08/15/40 284,225
25,701 Ginnie Mae I Pool 4 .500 08/15/40 25,417
8,868 Ginnie Mae I Pool 4 .000 10/15/40 8,405
107,884 Ginnie Mae I Pool 4 .000 11/15/40 102,851
58,327 Ginnie Mae I Pool 3 .500 12/15/40 53,755
313,217 Ginnie Mae I Pool 4 .000 01/15/41 298,953
63,176 Ginnie Mae I Pool 4 .000 02/15/41 60,299
103,460 Ginnie Mae I Pool 4 .500 03/15/41 102,062
38,743 Ginnie Mae I Pool 4 .000 07/15/41 36,962
64,343 Ginnie Mae I Pool 4 .500 08/15/41 63,156
168,712 Ginnie Mae I Pool 4 .000 09/15/41 159,614
25,412 Ginnie Mae I Pool 4 .000 10/15/41 24,254
134,655 Ginnie Mae I Pool 3 .500 11/15/41 124,511
332,769 Ginnie Mae I Pool 4 .000 11/15/41 317,613
297,241 Ginnie Mae I Pool 3 .500 04/15/42 274,570
697,328 Ginnie Mae I Pool 3 .500 07/15/42 642,186
475,244 Ginnie Mae I Pool 3 .000 01/15/43 436,140
2,191,062 Ginnie Mae I Pool 3 .000 01/15/43 2,003,531
184,423 Ginnie Mae I Pool 3 .000 04/15/43 168,790
614 Ginnie Mae II Pool 3 .500 11/20/26 612
25,696 Ginnie Mae II Pool 2 .500 04/20/27 25,499
29,495 Ginnie Mae II Pool 2 .500 09/20/27 29,179
87,605 Ginnie Mae II Pool 3 .500 11/20/28 86,791
528 Ginnie Mae II Pool 8 .500 10/20/30 546

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 98 Ginnie Mae II Pool 7 .000% 06/20/31 $ 101
907,638 Ginnie Mae II Pool 3 .000 08/20/32 874,970
5,354 Ginnie Mae II Pool 5 .500 12/20/32 5,444
1,517 Ginnie Mae II Pool 5 .000 07/20/33 1,516
22,209 Ginnie Mae II Pool 6 .000 11/20/33 22,796
9,581 Ginnie Mae II Pool 5 .500 05/20/34 9,834
14,520 Ginnie Mae II Pool 6 .000 09/20/34 14,880
935 Ginnie Mae II Pool 5 .000 10/20/34 934
7,695 Ginnie Mae II Pool 5 .500 02/20/35 7,831
144,200 Ginnie Mae II Pool 5 .000 03/20/35 144,079
45,159 Ginnie Mae II Pool 5 .500 05/20/35 45,976
1,560 Ginnie Mae II Pool 5 .000 09/20/35 1,572
13,505 Ginnie Mae II Pool 5 .500 02/20/36 13,894
4,283 Ginnie Mae II Pool 5 .500 05/20/36 4,384
43,303 Ginnie Mae II Pool 5 .500 06/20/36 44,552
4,162 Ginnie Mae II Pool 6 .000 10/20/36 4,365
2,407 Ginnie Mae II Pool 6 .000 01/20/37 2,527
9,565 Ginnie Mae II Pool 6 .000 02/20/37 10,045
5,057 Ginnie Mae II Pool 6 .000 08/20/37 5,316
4,263 Ginnie Mae II Pool 6 .500 08/20/37 4,592
19,459 Ginnie Mae II Pool 6 .500 11/20/37 20,960
1,071 Ginnie Mae II Pool 5 .000 02/20/38 1,081
654 Ginnie Mae II Pool 5 .500 05/20/38 670
13,363 Ginnie Mae II Pool 6 .000 06/20/38 14,049
94,743 Ginnie Mae II Pool 5 .000 07/20/38 95,351
94,013 Ginnie Mae II Pool 5 .500 07/20/38 96,336
8,889 Ginnie Mae II Pool 6 .000 08/20/38 9,466
37,180 Ginnie Mae II Pool 6 .000 09/20/38 38,974
3,984 Ginnie Mae II Pool 6 .500 10/20/38 4,124
1,926 Ginnie Mae II Pool 6 .500 10/20/38 2,067
8,167 Ginnie Mae II Pool 6 .500 11/20/38 8,665
151,857 Ginnie Mae II Pool 4 .500 01/20/39 150,574
19,266 Ginnie Mae II Pool 6 .500 01/20/39 20,635
1,987 Ginnie Mae II Pool 4 .500 03/20/39 1,970
39,146 Ginnie Mae II Pool 5 .500 03/20/39 40,662
1,347 Ginnie Mae II Pool 5 .000 04/20/39 1,364
7,188 Ginnie Mae II Pool 4 .000 05/20/39 6,909
17,709 Ginnie Mae II Pool 4 .500 05/20/39 17,559
412,634 Ginnie Mae II Pool 5 .000 05/20/39 416,558
3,997 Ginnie Mae II Pool 4 .000 06/20/39 3,812
2,596 Ginnie Mae II Pool 5 .000 06/20/39 2,628
37,898 Ginnie Mae II Pool 4 .500 07/20/39 37,578
35,274 Ginnie Mae II Pool 5 .000 07/20/39 35,717
4,052 Ginnie Mae II Pool 5 .500 07/20/39 4,169
11,399 Ginnie Mae II Pool 4 .000 08/20/39 10,872
9,162 Ginnie Mae II Pool 5 .000 08/20/39 9,277
12,346 Ginnie Mae II Pool 5 .000 09/20/39 12,665
3,893 Ginnie Mae II Pool 4 .500 10/20/39 3,860
5,782 Ginnie Mae II Pool 4 .500 11/20/39 5,733
6,952 Ginnie Mae II Pool 5 .000 11/20/39 7,039
5,804 Ginnie Mae II Pool 4 .500 12/20/39 5,755
219,645 Ginnie Mae II Pool 5 .000 12/20/39 222,404
190,976 Ginnie Mae II Pool 4 .500 01/20/40 189,363
3,202 Ginnie Mae II Pool 5 .500 01/20/40 3,295
7,723 Ginnie Mae II Pool 4 .500 04/20/40 7,658
1,607 Ginnie Mae II Pool 4 .500 05/20/40 1,594
55,066 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 05/20/40 55,969
40,357 Ginnie Mae II Pool 5 .000 06/20/40 40,964
274,678 Ginnie Mae II Pool 4 .500 07/20/40 272,358
8,233 Ginnie Mae II Pool 5 .000 07/20/40 8,336
19,862 Ginnie Mae II Pool 4 .500 08/20/40 19,657
18,174 Ginnie Mae II Pool 4 .500 09/20/40 18,005

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 6,027 Ginnie Mae II Pool 5 .500% 09/20/40 $ 6,201
4,466 Ginnie Mae II Pool 6 .500 09/20/40 4,628
11,704 Ginnie Mae II Pool 6 .000 10/20/40 12,268
233,622 Ginnie Mae II Pool 4 .000 11/20/40 225,688
100,203 Ginnie Mae II Pool 5 .500 12/20/40 103,096
633,586 Ginnie Mae II Pool 4 .000 01/20/41 608,950
175,766 Ginnie Mae II Pool 4 .500 02/20/41 174,101
192,514 Ginnie Mae II Pool 4 .500 04/20/41 190,651
44,152 Ginnie Mae II Pool 5 .000 04/20/41 44,381
11,219 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 06/20/41 11,407
82,531 Ginnie Mae II Pool 4 .000 07/20/41 79,321
280,178 Ginnie Mae II Pool 4 .500 07/20/41 277,236
243,038 Ginnie Mae II Pool 5 .000 07/20/41 246,092
116,651 Ginnie Mae II Pool 5 .000 08/20/41 117,968
382,627 Ginnie Mae II Pool 4 .000 09/20/41 367,744
7,741 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .375 09/20/41 7,864
484,637 Ginnie Mae II Pool 4 .000 10/20/41 465,787
16,722 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .125 10/20/41 17,012
9,461 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .125 10/20/41 9,674
62,399 Ginnie Mae II Pool 5 .500 10/20/41 64,198
641,194 Ginnie Mae II Pool 4 .500 11/20/41 634,460
299,097 Ginnie Mae II Pool 5 .000 11/20/41 302,702
66,356 Ginnie Mae II Pool 6 .000 11/20/41 69,760
350,520 Ginnie Mae II Pool 3 .500 01/20/42 329,041
44,035 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .000 02/20/42 44,583
167,944 Ginnie Mae II Pool 3 .500 03/20/42 157,652
328,503 Ginnie Mae II Pool 4 .500 03/20/42 325,053
673,874 Ginnie Mae II Pool 3 .500 05/20/42 609,633
1,610,451 Ginnie Mae II Pool 3 .500 05/20/42 1,511,756
370,223 Ginnie Mae II Pool 4 .000 05/20/42 355,820
373,191 Ginnie Mae II Pool 3 .500 07/20/42 350,318
54,565 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .375 07/20/42 55,444
495,881 Ginnie Mae II Pool 3 .000 08/20/42 453,516
641,425 Ginnie Mae II Pool 3 .500 08/20/42 583,505
1,580,843 Ginnie Mae II Pool 3 .500 08/20/42 1,483,951
301,497 Ginnie Mae II Pool 6 .000 08/20/42 316,978
638,392 Ginnie Mae II Pool 3 .500 10/20/42 599,262
738,488 Ginnie Mae II Pool 3 .000 11/20/42 674,410
742,613 Ginnie Mae II Pool 3 .000 12/20/42 665,688
872,841 Ginnie Mae II Pool 3 .000 12/20/42 796,384
648,111 Ginnie Mae II Pool 3 .000 01/20/43 591,340
1,109,751 Ginnie Mae II Pool 3 .000 02/20/43 1,012,084
832,963 Ginnie Mae II Pool 3 .000 02/20/43 758,194
195,008 Ginnie Mae II Pool 5 .000 04/20/43 197,457
439,397 Ginnie Mae II Pool 3 .000 05/20/43 399,999
668,599 Ginnie Mae II Pool 3 .000 06/20/43 608,376
1,648,837 Ginnie Mae II Pool 3 .500 06/20/43 1,491,617
1,461,710 Ginnie Mae II Pool 3 .000 07/20/43 1,329,443
691,282 Ginnie Mae II Pool 3 .500 07/20/43 648,051
2,785,934 Ginnie Mae II Pool 4 .500 08/20/43 2,746,653
951,174 Ginnie Mae II Pool 3 .500 09/20/43 888,480
305,001 Ginnie Mae II Pool 4 .000 09/20/43 292,848
3,978,471 Ginnie Mae II Pool 3 .500 10/20/43 3,725,537
1,815,189 Ginnie Mae II Pool 4 .000 10/20/43 1,742,855
172,510 Ginnie Mae II Pool 3 .500 11/20/43 161,507
324,662 Ginnie Mae II Pool 4 .000 11/20/43 311,724
317,190 Ginnie Mae II Pool 4 .500 12/20/43 311,577
348,862 Ginnie Mae II Pool 4 .500 01/20/44 342,816
411,020 Ginnie Mae II Pool 3 .500 02/20/44 385,832
555,234 Ginnie Mae II Pool 4 .000 02/20/44 533,118
554,483 Ginnie Mae II Pool 4 .000 05/20/44 532,397
579,631 Ginnie Mae II Pool 4 .000 06/20/44 556,543

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,490,687 Ginnie Mae II Pool 3 .500% 07/20/44 $ 1,384,623
4,678,901 Ginnie Mae II Pool 3 .500 10/20/44 4,328,677
490,421 Ginnie Mae II Pool 4 .500 10/20/44 481,744
1,065,266 Ginnie Mae II Pool 3 .500 11/20/44 987,278
1,344,272 Ginnie Mae II Pool 3 .000 12/20/44 1,203,728
2,508,630 Ginnie Mae II Pool 4 .000 12/20/44 2,408,687
3,373,688 Ginnie Mae II Pool 3 .500 02/20/45 3,123,357
2,009,076 Ginnie Mae II Pool 4 .000 03/20/45 1,929,113
1,374,686 Ginnie Mae II Pool 3 .000 04/20/45 1,241,296
2,951,359 Ginnie Mae II Pool 3 .000 06/20/45 2,666,132
6,726,825 Ginnie Mae II Pool 3 .000 07/20/45 6,076,714
2,298,291 Ginnie Mae II Pool 4 .000 10/20/45 2,203,013
3,865,059 Ginnie Mae II Pool 4 .000 11/20/45 3,704,830
1,739,615 Ginnie Mae II Pool 3 .000 12/20/45 1,569,016
1,545,374 Ginnie Mae II Pool 3 .500 12/20/45 1,424,090
8,207,766 Ginnie Mae II Pool 3 .000 03/20/46 7,398,651
2,913,137 Ginnie Mae II Pool 3 .000 04/20/46 2,617,582
1,759,259 Ginnie Mae II Pool 4 .000 04/20/46 1,684,908
7,828,663 Ginnie Mae II Pool 3 .000 05/20/46 7,048,033
4,791,487 Ginnie Mae II Pool 3 .500 05/20/46 4,394,859
1,774,186 Ginnie Mae II Pool 3 .000 06/20/46 1,594,039
1,083,510 Ginnie Mae II Pool 3 .500 06/20/46 999,794
1,349,604 Ginnie Mae II Pool 3 .000 07/20/46 1,212,566
2,315,409 Ginnie Mae II Pool 3 .500 08/20/46 2,146,475
1,303,857 Ginnie Mae II Pool 3 .000 09/20/46 1,173,260
5,334,094 Ginnie Mae II Pool 3 .500 09/20/46 4,920,298
2,572,755 Ginnie Mae II Pool 3 .000 10/20/46 2,315,059
1,423,569 Ginnie Mae II Pool 3 .000 12/20/46 1,279,712
8,903,461 Ginnie Mae II Pool 3 .000 01/20/47 7,998,439
1,013,093 Ginnie Mae II Pool 4 .000 01/20/47 964,367
2,178,488 Ginnie Mae II Pool 4 .000 04/20/47 2,068,382
2,323,329 Ginnie Mae II Pool 3 .500 05/20/47 2,141,456
1,183,426 Ginnie Mae II Pool 3 .500 06/20/47 1,089,808
1,489,435 Ginnie Mae II Pool 3 .000 07/20/47 1,337,229
2,711,320 Ginnie Mae II Pool 4 .500 07/20/47 2,660,948
2,790,769 Ginnie Mae II Pool 3 .000 08/20/47 2,500,955
3,136,595 Ginnie Mae II Pool 3 .500 08/20/47 2,883,635
5,571,602 Ginnie Mae II Pool 3 .000 09/20/47 4,998,421
6,993,433 Ginnie Mae II Pool 4 .000 09/20/47 6,637,135
5,022,813 Ginnie Mae II Pool 3 .500 11/20/47 4,605,344
5,668,018 Ginnie Mae II Pool 3 .500 12/20/47 5,209,122
2,365,711 Ginnie Mae II Pool 3 .500 01/20/48 2,173,442
2,949,059 Ginnie Mae II Pool 4 .000 05/20/48 2,796,910
2,171,830 Ginnie Mae II Pool 4 .000 06/20/48 2,059,266
5,110,668 Ginnie Mae II Pool 3 .500 07/20/48 4,682,263
2,290,191 Ginnie Mae II Pool 4 .000 08/20/48 2,171,371
1,522,761 Ginnie Mae II Pool 5 .000 08/20/48 1,530,335
1,452,974 Ginnie Mae II Pool 4 .500 09/20/48 1,420,408
1,204,278 Ginnie Mae II Pool 5 .000 10/20/48 1,209,628
1,018,657 Ginnie Mae II Pool 4 .500 11/20/48 996,926
3,695,894 Ginnie Mae II Pool 3 .500 12/20/48 3,384,991
2,334,348 Ginnie Mae II Pool 3 .500 04/20/49 2,136,643
7,843,293 Ginnie Mae II Pool 4 .500 04/20/49 7,707,388
2,419,907 Ginnie Mae II Pool 4 .000 05/20/49 2,291,049
1,535,529 Ginnie Mae II Pool 3 .500 06/20/49 1,404,487
3,514,101 Ginnie Mae II Pool 3 .500 09/20/49 3,217,868
2,514,912 Ginnie Mae II Pool 3 .500 11/20/49 2,301,356
20,444,510 Ginnie Mae II Pool 2 .500 12/20/49 17,538,601
11,469,461 Ginnie Mae II Pool 3 .000 02/20/50 10,198,012
5,382,691 Ginnie Mae II Pool 3 .500 02/20/50 4,925,782
7,616,648 Ginnie Mae II Pool 3 .500 04/20/50 6,965,407
7,430,903 Ginnie Mae II Pool 3 .000 05/20/50 6,605,645

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,781,238 Ginnie Mae II Pool 2 .000% 08/20/50 $ 3,103,338
7,563,249 Ginnie Mae II Pool 2 .500 08/20/50 6,467,824
12,205,097 Ginnie Mae II Pool 2 .500 10/20/50 10,437,307
29,223,247 Ginnie Mae II Pool 2 .000 11/20/50 23,977,601
13,804,769 Ginnie Mae II Pool 2 .500 12/20/50 11,805,236
19,105,159 Ginnie Mae II Pool 2 .000 01/20/51 15,675,553
4,736,407 Ginnie Mae II Pool 2 .500 01/20/51 4,050,738
16,978,428 Ginnie Mae II Pool 2 .000 02/20/51 13,930,573
3,278,647 Ginnie Mae II Pool 1 .500 04/20/51 2,576,652
13,478,196 Ginnie Mae II Pool 2 .000 04/20/51 11,058,631
7,806,814 Ginnie Mae II Pool 2 .500 04/20/51 6,676,631
11,486,146 Ginnie Mae II Pool 2 .500 05/20/51 9,823,267
11,477,859 Ginnie Mae II Pool 2 .000 06/20/51 9,417,290
2,740,634 Ginnie Mae II Pool 3 .000 06/20/51 2,435,978
41,279,578 Ginnie Mae II Pool 2 .500 07/20/51 35,303,121
4,955,010 Ginnie Mae II Pool 2 .000 08/20/51 4,065,419
20,628,455 Ginnie Mae II Pool 2 .500 08/20/51 17,641,815
11,760,751 Ginnie Mae II Pool 3 .000 08/20/51 10,453,341
29,405,891 Ginnie Mae II Pool 2 .500 09/20/51 25,148,325
8,479,009 Ginnie Mae II Pool 3 .000 09/20/51 7,536,424
1,831,885 Ginnie Mae II Pool 3 .000 10/20/51 1,628,238
60,408,616 Ginnie Mae II Pool 2 .000 11/20/51 49,562,645
1,773,170 Ginnie Mae II Pool 3 .500 11/20/51 1,613,172
13,892,087 Ginnie Mae II Pool 2 .000 12/20/51 11,397,798
8,749,847 Ginnie Mae II Pool 2 .500 12/20/51 7,482,941
10,376,875 Ginnie Mae II Pool 3 .000 12/20/51 9,223,242
3,333,601 Ginnie Mae II Pool 3 .500 01/20/52 3,024,013
8,283,417 Ginnie Mae II Pool 2 .500 02/20/52 7,082,340
3,784,720 Ginnie Mae II Pool 3 .500 02/20/52 3,434,385
7,568,216 Ginnie Mae II Pool 2 .000 04/20/52 6,207,667
2,513,015 Ginnie Mae II Pool 2 .500 04/20/52 2,148,626
3,773,734 Ginnie Mae II Pool 3 .000 04/20/52 3,353,235
13,431,760 Ginnie Mae II Pool 2 .000 05/20/52 11,017,099
5,969,027 Ginnie Mae II Pool 2 .500 05/20/52 5,103,513
6,582,666 Ginnie Mae II Pool 3 .000 05/20/52 5,849,173
7,092,822 Ginnie Mae II Pool 4 .000 05/20/52 6,670,562
5,886,043 Ginnie Mae II Pool 3 .000 06/20/52 5,230,175
8,006,967 Ginnie Mae II Pool 4 .000 06/20/52 7,519,230
2,473,852 Ginnie Mae II Pool 3 .000 07/20/52 2,200,993
7,949,735 Ginnie Mae II Pool 3 .500 07/20/52 7,254,416
3,545,747 Ginnie Mae II Pool 4 .500 07/20/52 3,438,064
3,581,340 Ginnie Mae II Pool 3 .500 08/20/52 3,245,960
7,314,556 Ginnie Mae II Pool 4 .000 08/20/52 6,861,054
5,175,639 Ginnie Mae II Pool 4 .500 08/20/52 5,013,702
3,425,296 Ginnie Mae II Pool 5 .000 08/20/52 3,409,397
1,306,273 Ginnie Mae II Pool 3 .500 09/20/52 1,181,118
3,381,370 Ginnie Mae II Pool 4 .000 09/20/52 3,178,720
21,024,231 Ginnie Mae II Pool 4 .500 09/20/52 20,372,616
3,439,616 Ginnie Mae II Pool 5 .000 09/20/52 3,414,675
5,830,912 Ginnie Mae II Pool 5 .500 09/20/52 5,917,637
11,434,322 Ginnie Mae II Pool 4 .000 10/20/52 10,780,602
1,671,531 Ginnie Mae II Pool 3 .500 11/20/52 1,514,481
3,683,547 Ginnie Mae II Pool 4 .500 11/20/52 3,566,121
15,349,107 Ginnie Mae II Pool 5 .000 11/20/52 15,224,384
6,258,222 Ginnie Mae II Pool 5 .500 11/20/52 6,345,180
4,225,829 Ginnie Mae II Pool 3 .500 12/20/52 3,820,639
889,809 Ginnie Mae II Pool 4 .000 12/20/52 836,219
1,930,896 Ginnie Mae II Pool 4 .500 12/20/52 1,868,962
5,230,654 Ginnie Mae II Pool 5 .500 12/20/52 5,302,545
2,583,431 Ginnie Mae II Pool 6 .000 12/20/52 2,659,250
4,967,079 Ginnie Mae II Pool 3 .500 01/20/53 4,510,325
2,071,790 Ginnie Mae II Pool 5 .000 01/20/53 2,054,922

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,811,864 Ginnie Mae II Pool 6 .000% 01/20/53 $ 3,923,157
2,095,761 Ginnie Mae II Pool 6 .500 01/20/53 2,184,201
4,271,766 Ginnie Mae II Pool 2 .500 02/20/53 3,662,228
3,651,323 Ginnie Mae II Pool 3 .000 02/20/53 3,259,806
1,593,185 Ginnie Mae II Pool 4 .000 02/20/53 1,496,393
3,546,060 Ginnie Mae II Pool 4 .500 02/20/53 3,434,902
4,320,420 Ginnie Mae II Pool 5 .000 02/20/53 4,282,694
3,592,874 Ginnie Mae II Pool 5 .500 02/20/53 3,632,443
2,366,380 Ginnie Mae II Pool 4 .500 03/20/53 2,289,169
10,371,824 Ginnie Mae II Pool 5 .000 03/20/53 10,281,257
3,533,612 Ginnie Mae II Pool 5 .500 03/20/53 3,578,566
1,642,337 Ginnie Mae II Pool 6 .000 03/20/53 1,689,788
7,628,155 Ginnie Mae II Pool 4 .000 04/20/53 7,163,136
1,722,357 Ginnie Mae II Pool 5 .000 04/20/53 1,706,809
1,678,375 Ginnie Mae II Pool 5 .500 04/20/53 1,700,220
1,327,073 Ginnie Mae II Pool 4 .500 05/20/53 1,284,164
9,246,055 Ginnie Mae II Pool 5 .000 05/20/53 9,158,948
2,617,654 Ginnie Mae II Pool 3 .500 06/20/53 2,392,742
11,903,102 Ginnie Mae II Pool 5 .500 06/20/53 12,054,538
2,211,415 Ginnie Mae II Pool 6 .500 06/20/53 2,303,277
9,399,827 Ginnie Mae II Pool 4 .500 07/20/53 9,079,211
6,491,869 Ginnie Mae II Pool 5 .000 07/20/53 6,432,372
8,696,585 Ginnie Mae II Pool 5 .500 07/20/53 8,799,995
4,353,575 Ginnie Mae II Pool 6 .000 07/20/53 4,480,270
8,834,079 Ginnie Mae II Pool 5 .500 08/20/53 8,935,235
1,439,624 Ginnie Mae II Pool 6 .000 08/20/53 1,482,315
697,260 Ginnie Mae II Pool 7 .000 08/20/53 725,249
4,118,381 Ginnie Mae II Pool 5 .000 09/20/53 4,077,150
6,006,008 Ginnie Mae II Pool 6 .000 09/20/53 6,174,978
4,664,136 Ginnie Mae II Pool 5 .000 10/20/53 4,617,441
7,256,636 Ginnie Mae II Pool 6 .000 11/20/53 7,492,761
4,429,177 Ginnie Mae II Pool 6 .500 11/20/53 4,601,613
1,591,268 Ginnie Mae II Pool 7 .000 11/20/53 1,649,249
1,621,544 Ginnie Mae II Pool 7 .000 12/20/53 1,683,204
2,911,048 Ginnie Mae II Pool 5 .500 01/20/54 2,941,625
3,550,124 Ginnie Mae II Pool 6 .000 01/20/54 3,650,368
4,405,663 Ginnie Mae II Pool 6 .500 01/20/54 4,575,881
2,777,016 Ginnie Mae II Pool 4 .500 02/20/54 2,673,654
7,281,445 Ginnie Mae II Pool 5 .000 02/20/54 7,201,914
4,129,146 Ginnie Mae II Pool 5 .500 02/20/54 4,172,517
1,384,957 Ginnie Mae II Pool 6 .000 02/20/54 1,423,198
1,012,859 Ginnie Mae II Pool 6 .500 02/20/54 1,052,638
2,273,615 Ginnie Mae II Pool 6 .000 03/20/54 2,330,964
4,335,839 Ginnie Mae II Pool 5 .000 04/20/54 4,287,582
2,122,993 Ginnie Mae II Pool 5 .500 04/20/54 2,142,607
3,319,185 Ginnie Mae II Pool 6 .000 04/20/54 3,408,853
2,635,275 Ginnie Mae II Pool 5 .000 05/20/54 2,603,229
12,207,469 Ginnie Mae II Pool 5 .500 05/20/54 12,301,988
2,415,744 Ginnie Mae II Pool 4 .500 06/20/54 2,324,831
5,207,829 Ginnie Mae II Pool 6 .000 06/20/54 5,345,413
1,784,879 Ginnie Mae II Pool 6 .500 06/20/54 1,860,556
5,085,400 Ginnie Mae II Pool 4 .500 07/20/54 4,893,493
6,341,319 Ginnie Mae II Pool 6 .000 07/20/54 6,508,849
3,567,823 Ginnie Mae II Pool 6 .500 07/20/54 3,697,307
18,415,867 Ginnie Mae II Pool 5 .500 08/20/54 18,591,395
6,961,126 Ginnie Mae II Pool 6 .000 08/20/54 7,139,047
11,611,108 Ginnie Mae II Pool 5 .500 09/20/54 11,701,335
4,592,813 Ginnie Mae II Pool 6 .000 09/20/54 4,704,498
9,488,098 Ginnie Mae II Pool 4 .500 10/20/54 9,145,590
4,395,216 Ginnie Mae II Pool 5 .000 10/20/54 4,339,507
2,748,960 Ginnie Mae II Pool 6 .500 10/20/54 2,852,045
10,732,642 Ginnie Mae II Pool 5 .000 11/20/54 10,595,284

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 6,095,804 Ginnie Mae II Pool 5 .500% 11/20/54 $ 6,143,226
1,015,763 Ginnie Mae II Pool 7 .000 11/20/54 1,052,411
18,201,836 Ginnie Mae II Pool 5 .000 12/20/54 17,985,725
1,487,290 Ginnie Mae II Pool 5 .500 12/20/54 1,496,941
2,059,655 Ginnie Mae II Pool 6 .500 12/20/54 2,134,404
4,980,250 Ginnie Mae II Pool 4 .500 01/20/55 4,786,356
5,453,254 Ginnie Mae II Pool 5 .000 02/20/55 5,380,602
4,685,929 Ginnie Mae II Pool 5 .000 05/20/55 4,623,377
7,835,659 Ginnie Mae II Pool 5 .500 05/20/55 7,887,865
6,045,118 Ginnie Mae II Pool 6 .000 05/20/55 6,181,729
4,723,702 Ginnie Mae II Pool 5 .000 06/20/55 4,660,646
8,056,940 Ginnie Mae II Pool 5 .500 06/20/55 8,103,478
13,106,639 Ginnie Mae II Pool 5 .500 07/20/55 13,182,345
3,184,675 Ginnie Mae II Pool 6 .000 07/20/55 3,253,456
6,912,552 Ginnie Mae II Pool 6 .000 08/20/55 7,061,847
3,047,206 Ginnie Mae II Pool 6 .500 08/20/55 3,157,796
5,871,304 Ginnie Mae II Pool 5 .500 10/20/55 5,905,218
4,564,774 Ginnie Mae II Pool 6 .000 10/20/55 4,663,363
2,057,891 Ginnie Mae II Pool 5 .000 11/20/55 2,030,420
13,784,350 Ginnie Mae II Pool 5 .500 01/20/56 13,863,970
11,080,114 Ginnie Mae II Pool 5 .000 02/20/56 10,935,616
20,721,180 Ginnie Mae II Pool 4 .500 04/20/56 19,912,289
16,060,158 Ginnie Mae II Pool 5 .000 04/20/56 15,733,958
14,997,656 Ginnie Mae II Pool 5 .000 04/20/56 14,883,381
19,952,026 Ginnie Mae II Pool 5 .000 04/20/56 19,662,884
3,270,810 Government National Mortgage Association (GNMA) 2 .500 07/20/50 2,797,086
9,062,203 Government National Mortgage Association (GNMA) 2 .000 05/20/51 7,435,355
5,359,914 Government National Mortgage Association (GNMA) 2 .500 10/20/51 4,583,867
5,384,681 Government National Mortgage Association (GNMA) 2 .500 11/20/51 4,605,038
5,139,477 Government National Mortgage Association (GNMA) 3 .000 11/20/51 4,568,124
TOTAL MORTGAGE BACKED 5,314,022,096
MUNICIPAL BONDS - 0.7%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 197,477
80,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 65,256
300,000 American Municipal Power, Inc 7 .834 02/15/41 354,711
435,000 American Municipal Power, Inc 6 .270 02/15/50 447,315
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,449,155
2,500,000 Bay Area Toll Authority 6 .263 04/01/49 2,609,270
755,000 Bay Area Toll Authority 3 .126 04/01/55 499,924
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 164,964
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 667,854
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 462,737
340,000 California Earthquake Authority 5 .603 07/01/27 341,536
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 93,550
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 91,028
200,000 California Institute of Technology 4 .321 08/01/45 171,742
750,000 California Institute of Technology 3 .650 09/01/19 478,110
200,000 California State University 3 .899 11/01/47 165,273
1,000,000 California State University 2 .897 11/01/51 710,120
750,000 California State University 2 .975 11/01/51 520,457
950,000 California State University 2 .939 11/01/52 645,304
2,000,000 California State University 5 .183 11/01/53 1,920,359
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 727,358
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,128,363
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,441,609
120,000 Chicago O'Hare International Airport 4 .472 01/01/49 104,452
130,000 Chicago O'Hare International Airport 4 .572 01/01/54 112,995
159,420 Chicago Transit Authority Sales Tax Receipts Fund 6 .200 12/01/40 167,501
500,000 City of Chicago IL 5 .879 01/01/31 504,265
690,000 City of Houston TX 3 .961 03/01/47 596,627
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 121,317
515,433 City of New York NY 4 .610 09/01/37 495,879

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 City of New York NY 5 .264% 10/01/44 $ 971,066
210,000 City of New York NY 6 .291 02/01/45 220,190
655,000 City of New York NY 5 .559 10/01/45 653,103
1,180,000 City of New York NY 5 .650 02/01/46 1,185,575
755,000 City of New York NY 5 .094 10/01/49 700,215
1,000,000 City of New York NY 5 .372 10/01/51 959,790
790,000 City of New York NY 5 .796 02/01/52 799,388
345,000 City of New York NY 5 .263 10/01/52 325,268
1,440,000 City of New York NY 5 .828 10/01/53 1,460,856
1,000,000 City of New York NY 5 .114 10/01/54 922,403
1,000,000 City of New York NY 5 .935 02/01/55 1,031,217
245,000 City of New York NY 6 .385 02/01/55 256,473
470,000 City of New York NY 5 .392 10/01/55 452,962
1,000,000 City of Riverside CA 3 .857 06/01/45 886,400
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 775,803
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .469 02/01/45 1,006,459
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .569 02/01/50 996,248
875,000 City of Tucson AZ 2 .856 07/01/47 640,403
200,000 Commonwealth Financing Authority 4 .014 06/01/33 193,354
100,000 Commonwealth Financing Authority 3 .864 06/01/38 92,598
100,000 Commonwealth Financing Authority 4 .144 06/01/38 93,855
645,000 Commonwealth Financing Authority 3 .807 06/01/41 558,561
825,000 Commonwealth Financing Authority 2 .991 06/01/42 635,264
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 986,836
173,084 Commonwealth of Massachusetts 4 .110 07/15/31 171,621
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 79,603
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 515,889
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 515,439
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 107,547
200,000 County of Clark Department of Aviation 6 .820 07/01/45 220,488
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 124,461
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 522,956
1,000,000 County of Riverside CA 3 .818 02/15/38 953,917
500,000 Dallas Area Rapid Transit 5 .999 12/01/44 514,057
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 1,010,059
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 696,651
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 217,677
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 191,407
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 77,259
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 185,638
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 148,985
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 195,517
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 389,393
350,000 Denver City & County School District No 4 .242 12/15/37 336,599
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 371,993
500,000 Duke University 2 .682 10/01/44 368,104
500,000 Duke University 2 .757 10/01/50 321,465
500,000 Duke University 2 .832 10/01/55 311,598
190,000 Empire State Development Corp 3 .900 03/15/33 187,722
810,000 Empire State Development Corp 3 .900 03/15/33 781,073
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 296,372
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 236,663
300,000 George Washington University 4 .300 09/15/44 254,599
200,000 George Washington University 4 .868 09/15/45 182,291
375,000 George Washington University 4 .126 09/15/48 303,495
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 831,931
490,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 412,246
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 332,838
380,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 349,018
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 706,082
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 673,616
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 159,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086% 09/15/51 $ 136,715
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 146,676
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,053,647
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 526,360
385,000 Indiana Finance Authority 3 .051 01/01/51 280,062
755,000 JobsOhio Beverage System 2 .833 01/01/38 636,368
15,000 JobsOhio Beverage System 2 .833 01/01/38 12,520
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,046,108
240,000 Los Angeles Community College District 6 .750 08/01/49 260,261
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,593,849
515,336 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 519,708
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 988,084
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,012,497
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 971,102
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 792,713
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 1,006,898
765,000 Maryland Economic Development Corp 5 .433 05/31/56 751,708
940,000 Maryland Economic Development Corp 5 .942 05/31/57 953,973
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 774,977
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 678,684
100,000 Massachusetts School Building Authority 5 .715 08/15/39 103,259
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 105,643
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,008,403
1,510,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,747,011
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 23,161
960,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 980,165
350,000 Michigan Finance Authority 3 .384 12/01/40 289,705
235,000 Michigan State University 4 .496 08/15/48 213,182
1,000,000 Michigan State University 4 .165 08/15/22 721,970
770,000 Michigan Strategic Fund 3 .225 09/01/47 589,179
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 509,557
229,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 244,795
455,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 488,969
702,000 New Jersey Economic Development Authority 7 .425 02/15/29 728,432
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,559,676
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,142,387
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,258,629
1,415,000 New York City Transitional Finance Authority 4 .375 05/01/37 1,349,579
1,000,000 New York State Dormitory Authority 5 .228 07/01/35 1,027,155
120,000 New York State Dormitory Authority 5 .628 03/15/39 121,973
24,763 New York State Dormitory Authority 5 .600 03/15/40 24,830
200,000 New York State Dormitory Authority 4 .946 08/01/48 175,945
1,000,000 New York State Dormitory Authority 5 .832 07/01/55 1,046,446
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,095,939
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 443,886
487,680 Oklahoma Development Finance Authority 3 .877 05/01/37 478,591
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 479,249
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 707,881
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 230,095
308,897 Oregon School Boards Association 4 .759 06/30/28 310,350
186,886 Oregon School Boards Association 5 .680 06/30/28 189,710
1,000,000 Oregon State University 3 .424 03/01/60 693,235
2,500,000 Pennsylvania Economic Development Financing Authority 5 .689 06/01/54 2,507,820
500,000 Pennsylvania State University 2 .790 09/01/43 385,304
205,000 Pennsylvania State University 2 .840 09/01/50 138,269
750,000 Pennsylvania Turnpike Commission 6 .105 12/01/39 798,684
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 247,578
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 151,167
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,281,749
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 525,114
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 279,909
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 981,687

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 200,000 Port Authority of New York & New Jersey 4 .031% 09/01/48 $ 166,285
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 653,260
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 327,884
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,048,308
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 1,995,933
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 161,396
1,000,000 Port of Morrow OR 2 .543 09/01/40 777,071
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 978,111
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 492,930
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,277,883
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 470,943
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 472,424
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 402,297
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 330,378
175,000 Sales Tax Securitization Corp 4 .637 01/01/40 170,738
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 933,153
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 171,915
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 807,251
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 184,347
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 96,345
495,000 San Diego County Water Authority 6 .138 05/01/49 506,517
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 924,589
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 757,564
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 93,416
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 731,830
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 366,690
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,081,507
200,000 State of California 3 .500 04/01/28 197,539
2,000,000 State of California 4 .875 09/01/30 2,038,469
1,000,000 State of California 4 .050 04/01/31 984,566
1,000,000 State of California 5 .750 10/01/31 1,060,073
1,000,000 State of California 6 .000 03/01/33 1,074,237
70,000 State of California 4 .500 04/01/33 70,246
230,000 State of California 4 .500 04/01/33 227,323
250,000 State of California 7 .500 04/01/34 284,501
1,000,000 State of California 5 .000 04/01/36 1,009,962
1,000,000 State of California 5 .125 03/01/38 1,002,363
225,000 State of California 4 .600 04/01/38 226,166
1,485,000 State of California 7 .550 04/01/39 1,764,529
3,400,000 State of California 7 .300 10/01/39 3,883,594
2,740,000 State of California 7 .625 03/01/40 3,239,473
1,500,000 State of California 7 .600 11/01/40 1,798,145
595,000 State of California 5 .200 03/01/43 586,191
620,000 State of Connecticut 5 .850 03/15/32 651,313
2,000,000 State of Hawaii 4 .212 04/01/31 1,980,344
4,744,444 State of Illinois 5 .100 06/01/33 4,795,595
896,538 State of Illinois 6 .725 04/01/35 941,233
24,643 State of Oregon 5 .892 06/01/27 24,970
600,000 State of Texas 4 .631 04/01/33 592,160
46,865 State of Texas 5 .517 04/01/39 47,540
1,000,000 State of Texas 4 .681 04/01/40 939,482
200,000 State of Wisconsin 3 .154 05/01/27 198,257
200,000 State of Wisconsin 3 .954 05/01/36 187,545
583,000 State Public School Building Authority 5 .000 09/15/27 586,830
100,000 Sumter Landing Community Development District 4 .172 10/01/47 90,477
790,787 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 803,462
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,305,469
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 343,533
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,214,399
220,000 Trustees of Princeton University 5 .700 03/01/39 231,289
500,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 284,434
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 81,906

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 500,000 Trustees of the University of Pennsylvania 3 .610% 02/15/19 $ 310,844
205,000 United Nations Development Corp 6 .536 08/01/55 216,411
1,000,000 University of California 1 .316 05/15/27 976,755
500,000 University of California 3 .349 07/01/29 487,151
1,000,000 University of California 1 .614 05/15/30 905,246
200,000 University of California 3 .931 05/15/45 183,973
200,000 University of California 4 .131 05/15/45 181,067
1,500,000 University of California 3 .071 05/15/51 1,038,821
860,000 University of California 4 .858 05/15/12 714,183
200,000 University of California 4 .767 05/15/15 162,963
500,000 University of Chicago 2 .761 04/01/45 391,868
300,000 University of Chicago 4 .003 10/01/53 235,330
750,000 University of Michigan 2 .437 04/01/40 569,388
1,000,000 University of Michigan 3 .599 04/01/47 831,450
500,000 University of Michigan 2 .562 04/01/50 310,743
750,000 University of Michigan 3 .504 04/01/52 549,701
500,000 University of Michigan 3 .504 04/01/52 365,913
750,000 University of Michigan 4 .454 04/01/22 590,079
1,500,000 University of Minnesota 4 .048 04/01/52 1,199,334
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 360,562
300,000 University of Southern California 3 .028 10/01/39 245,677
200,000 University of Southern California 3 .841 10/01/47 160,049
500,000 University of Southern California 2 .805 10/01/50 318,906
200,000 University of Southern California 5 .250 10/01/11 182,714
1,000,000 University of Virginia 2 .256 09/01/50 574,601
1,600,000 University of Virginia 2 .584 11/01/51 972,627
500,000 University of Virginia 3 .227 09/01/19 285,320
375,000 Williamsburg Economic Development Authority 4 .957 11/01/35 373,542
TOTAL MUNICIPAL BONDS 158,869,470
U.S. TREASURY SECURITIES - 44.7%
1,000,000 United States Treasury Note 3 .750 04/30/27 997,344
77,000,000 United States Treasury Note 3 .750 06/30/27 76,729,899
30,000,000 United States Treasury Note 3 .625 08/31/27 29,826,563
25,000,000 United States Treasury Note 3 .500 09/30/27 24,803,711
15,000,000 United States Treasury Note 3 .875 10/15/27 14,946,094
20,000,000 United States Treasury Note 3 .500 10/31/27 19,828,125
65,000,000 United States Treasury Note 4 .125 11/15/27 64,959,375
50,000,000 United States Treasury Note 3 .375 02/29/28 49,376,953
80,000,000 United States Treasury Note 3 .875 03/31/28 79,606,250
122,000,000 United States Treasury Note 3 .750 04/30/28 121,118,360
98,000,000 United States Treasury Note 3 .750 05/15/28 97,272,656
35,000,000 United States Treasury Note 4 .000 05/31/28 34,897,461
90,000,000 United States Treasury Note 3 .875 06/15/28 89,507,813
30,000,000 United States Treasury Note 3 .875 07/15/28 29,827,734
26,750,000 United States Treasury Note 3 .500 03/15/29 26,299,639
70,000,000 United States Treasury Note 3 .875 04/15/29 69,469,532
75,000,000 United States Treasury Note 3 .875 05/15/29 74,419,922
80,500,000 United States Treasury Note 4 .125 10/31/29 80,371,074
110,500,000 United States Treasury Note 4 .125 11/30/29 110,327,344
40,000,000 United States Treasury Note 4 .375 12/31/29 40,257,812
27,000,000 United States Treasury Note 4 .250 01/31/30 27,059,063
7,200,000 United States Treasury Note 4 .000 03/31/30 7,154,156
47,750,000 United States Treasury Note 3 .875 04/30/30 47,233,330
190,000,000 United States Treasury Note 4 .000 05/31/30 188,716,017
110,000,000 United States Treasury Note 3 .875 06/30/30 108,728,125
38,500,000 United States Treasury Note 3 .875 07/31/30 38,045,820
15,000,000 United States Treasury Note 3 .500 11/30/30 14,579,297
161,000,000 United States Treasury Note 3 .750 01/31/31 157,962,382
21,000,000 United States Treasury Note 3 .875 03/31/31 20,701,406
189,000,000 United States Treasury Note 3 .875 04/30/31 186,283,125
87,000,000 United States Treasury Note 4 .125 05/31/31 86,680,546
62,000,000 United States Treasury Note 4 .125 11/30/31 61,668,203

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 48,000,000 United States Treasury Note 4 .500% 12/31/31 $ 48,611,250
60,000,000 United States Treasury Note 4 .375 01/31/32 60,386,719
20,000,000 United States Treasury Note 4 .125 02/29/32 19,878,125
7,000,000 United States Treasury Note 4 .125 03/31/32 6,954,883
5,000,000 United States Treasury Note 4 .000 04/30/32 4,934,180
100,000,000 United States Treasury Note 4 .125 05/31/32 99,285,156
70,000,000 United States Treasury Note 4 .125 06/30/32 69,023,828
35,000,000 United States Treasury Note 3 .875 08/31/32 34,245,313
10,000,000 United States Treasury Note 3 .875 09/30/32 9,778,516
30,000,000 United States Treasury Note 3 .750 10/31/32 29,112,891
3,000,000 United States Treasury Note 3 .750 11/30/32 2,910,000
102,000,000 United States Treasury Note 4 .125 04/30/33 100,884,375
30,000,000 United States Treasury Note 4 .250 05/31/33 29,887,500
29,000,000 United States Treasury Note 4 .000 11/15/35 28,052,969
92,500,000 United States Treasury Note 4 .125 02/15/36 90,245,313
2,500,000 United States Treasury Note 4 .625 11/15/44 2,409,277
3,250,000 United States Treasury Note 4 .500 11/15/54 3,025,420
36,950,000 United States Treasury Note 4 .625 02/15/55 35,112,604
4,800,000 United States Treasury Note 4 .750 05/15/55 4,656,187
9,500,000 United States Treasury Note 4 .750 08/15/55 9,217,598
21,000,000 United States Treasury Note 4 .625 11/15/55 19,979,531
63,750,000 United States Treasury Note 5 .000 05/15/56 64,427,344
11,000,000 United States Treasury Note/Bond 2 .750 04/30/27 10,882,438
30,000,000 United States Treasury Note/Bond 4 .500 05/15/27 30,100,195
40,000,000 United States Treasury Note/Bond 2 .625 05/31/27 39,470,938
47,600,000 United States Treasury Note/Bond 4 .625 06/15/27 47,829,075
5,000,000 United States Treasury Note/Bond 0 .500 06/30/27 4,825,352
96,000,000 United States Treasury Note/Bond 3 .250 06/30/27 95,194,500
111,000,000 United States Treasury Note/Bond 2 .750 07/31/27 109,374,023
30,500,000 United States Treasury Note/Bond 3 .875 07/31/27 30,413,027
46,000,000 United States Treasury Note/Bond 2 .250 08/15/27 45,047,656
120,000,000 United States Treasury Note/Bond 3 .750 08/15/27 119,484,374
48,000,000 United States Treasury Note/Bond 3 .125 08/31/27 47,452,500
30,000,000 United States Treasury Note/Bond 3 .375 09/15/27 29,728,125
58,000,000 United States Treasury Note/Bond 4 .125 09/30/27 57,984,140
163,000,000 United States Treasury Note/Bond 4 .125 10/31/27 162,904,492
75,000,000 United States Treasury Note/Bond 0 .625 11/30/27 71,387,695
128,500,000 United States Treasury Note/Bond 3 .875 11/30/27 127,993,028
37,000,000 United States Treasury Note/Bond 3 .875 12/31/27 36,843,906
48,800,000 United States Treasury Note/Bond 2 .750 02/15/28 47,721,062
86,000,000 United States Treasury Note/Bond 4 .000 02/29/28 85,771,563
14,500,000 United States Treasury Note/Bond 3 .625 03/31/28 14,367,461
10,000,000 United States Treasury Note/Bond 3 .750 04/15/28 9,928,906
14,000,000 United States Treasury Note/Bond 3 .500 04/30/28 13,835,391
66,000,000 United States Treasury Note/Bond 2 .875 05/15/28 64,476,328
116,000,000 United States Treasury Note/Bond 3 .625 05/31/28 114,858,125
20,000,000 United States Treasury Note/Bond 1 .250 06/30/28 18,893,750
71,500,000 United States Treasury Note/Bond 4 .000 06/30/28 71,279,355
81,000,000 United States Treasury Note/Bond 4 .125 07/31/28 80,943,047
50,000,000 United States Treasury Note/Bond 1 .125 08/31/28 46,878,906
40,000,000 United States Treasury Note/Bond 4 .375 08/31/28 40,168,750
24,000,000 United States Treasury Note/Bond 4 .625 09/30/28 24,232,500
10,000,000 United States Treasury Note/Bond 1 .375 10/31/28 9,383,203
98,000,000 United States Treasury Note/Bond 4 .875 10/31/28 99,508,281
85,000,000 United States Treasury Note/Bond 3 .125 11/15/28 83,014,453
70,000,000 United States Treasury Note/Bond 1 .500 11/30/28 65,742,578
47,500,000 United States Treasury Note/Bond 4 .375 11/30/28 47,718,946
75,000,000 United States Treasury Note/Bond 3 .750 12/31/28 74,255,859
50,000,000 United States Treasury Note/Bond 1 .750 01/31/29 47,056,640
84,500,000 United States Treasury Note/Bond 4 .000 01/31/29 84,136,914
50,000,000 United States Treasury Note/Bond 2 .625 02/15/29 48,097,656
112,500,000 United States Treasury Note/Bond 4 .250 02/28/29 112,732,910

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 50,000,000 United States Treasury Note/Bond 2 .375% 03/31/29 $ 47,695,312
81,000,000 United States Treasury Note/Bond 4 .125 03/31/29 80,905,078
30,000,000 United States Treasury Note/Bond 2 .875 04/30/29 28,974,609
135,000,000 United States Treasury Note/Bond 4 .625 04/30/29 136,613,671
92,000,000 United States Treasury Note/Bond 2 .375 05/15/29 87,597,656
50,000,000 United States Treasury Note/Bond 2 .750 05/31/29 48,080,078
162,000,000 United States Treasury Note/Bond 4 .500 05/31/29 163,468,125
60,000,000 United States Treasury Note/Bond 4 .125 06/15/29 59,943,750
107,500,000 United States Treasury Note/Bond 4 .250 06/30/29 107,743,554
136,500,000 United States Treasury Note/Bond 4 .000 07/31/29 135,849,493
22,000,000 United States Treasury Note/Bond 1 .625 08/15/29 20,386,953
79,000,000 United States Treasury Note/Bond 3 .625 08/31/29 77,734,766
44,000,000 United States Treasury Note/Bond 3 .500 09/30/29 43,106,250
44,000,000 United States Treasury Note/Bond 4 .000 10/31/29 43,757,656
50,000,000 United States Treasury Note/Bond 3 .875 11/30/29 49,517,578
15,000,000 United States Treasury Note/Bond 3 .500 01/31/30 14,663,086
5,000,000 United States Treasury Note/Bond 4 .000 02/28/30 4,969,727
50,000,000 United States Treasury Note/Bond 3 .625 03/31/30 49,031,250
42,000,000 United States Treasury Note/Bond 3 .500 04/30/30 40,982,813
50,000,000 United States Treasury Note/Bond 0 .625 05/15/30 43,685,547
49,000,000 United States Treasury Note/Bond 3 .750 05/31/30 48,224,805
75,000,000 United States Treasury Note/Bond 3 .750 06/30/30 73,781,250
71,000,000 United States Treasury Note/Bond 4 .000 07/31/30 70,484,141
37,000,000 United States Treasury Note/Bond 0 .625 08/15/30 32,042,578
32,750,000 United States Treasury Note/Bond 4 .125 08/31/30 32,659,170
20,000,000 United States Treasury Note/Bond 4 .625 09/30/30 20,326,562
20,000,000 United States Treasury Note/Bond 4 .875 10/31/30 20,525,781
30,000,000 United States Treasury Note/Bond 4 .000 01/31/31 29,739,844
30,000,000 United States Treasury Note/Bond 1 .125 02/15/31 26,178,516
35,000,000 United States Treasury Note/Bond 4 .125 03/31/31 34,868,750
89,000,000 United States Treasury Note/Bond 1 .625 05/15/31 78,956,211
8,000,000 United States Treasury Note/Bond 4 .625 05/31/31 8,143,438
140,000,000 United States Treasury Note/Bond 4 .125 06/30/31 139,507,813
25,000,000 United States Treasury Note/Bond 4 .250 06/30/31 25,036,133
56,000,000 United States Treasury Note/Bond 4 .125 07/31/31 55,768,125
39,000,000 United States Treasury Note/Bond 1 .250 08/15/31 33,706,055
9,000,000 United States Treasury Note/Bond 3 .750 08/31/31 8,803,125
110,000,000 United States Treasury Note/Bond 3 .625 09/30/31 106,923,438
18,200,000 United States Treasury Note/Bond 1 .375 11/15/31 15,717,406
48,500,000 United States Treasury Note/Bond 1 .875 02/15/32 42,784,199
41,000,000 United States Treasury Note/Bond 2 .875 05/15/32 38,064,336
60,500,000 United States Treasury Note/Bond 2 .750 08/15/32 55,563,106
18,000,000 United States Treasury Note/Bond 4 .125 11/15/32 17,838,281
4,000,000 United States Treasury Note/Bond 3 .500 02/15/33 3,816,406
93,250,000 United States Treasury Note/Bond 3 .375 05/15/33 88,073,897
40,000,000 United States Treasury Note/Bond 4 .250 06/30/33 39,843,750
66,510,000 United States Treasury Note/Bond 3 .875 08/15/33 64,675,779
54,000,000 United States Treasury Note/Bond 4 .500 11/15/33 54,542,109
88,000,000 United States Treasury Note/Bond 4 .000 02/15/34 85,971,875
21,250,000 United States Treasury Note/Bond 4 .500 02/15/36 21,506,494
130,000,000 United States Treasury Note/Bond 4 .375 05/15/36 129,309,375
22,400,000 United States Treasury Note/Bond 5 .000 05/15/37 23,514,750
133,483,000 United States Treasury Note/Bond 3 .500 02/15/39 120,103,414
2,000,000 United States Treasury Note/Bond 4 .500 08/15/39 1,972,500
44,850,000 United States Treasury Note/Bond 4 .375 11/15/39 43,560,562
57,000,000 United States Treasury Note/Bond 1 .125 05/15/40 36,063,633
32,500,000 United States Treasury Note/Bond 1 .125 08/15/40 20,355,664
17,585,000 United States Treasury Note/Bond 3 .875 08/15/40 16,042,878
127,500,000 United States Treasury Note/Bond 1 .375 11/15/40 82,421,777
11,185,000 United States Treasury Note/Bond 4 .250 11/15/40 10,611,769
76,500,000 United States Treasury Note/Bond 1 .875 02/15/41 53,077,851
76,000,000 United States Treasury Note/Bond 2 .250 05/15/41 55,402,813

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 26,350,000 United States Treasury Note/Bond 4 .375% 05/15/41 $ 25,248,652
70,000,000 United States Treasury Note/Bond 1 .750 08/15/41 46,916,407
10,000,000 United States Treasury Note/Bond 3 .750 08/15/41 8,888,281
21,150,000 United States Treasury Note/Bond 2 .000 11/15/41 14,647,201
48,300,000 United States Treasury Note/Bond 3 .125 11/15/41 39,445,629
13,500,000 United States Treasury Note/Bond 2 .375 02/15/42 9,845,508
18,550,000 United States Treasury Note/Bond 3 .125 02/15/42 15,082,020
22,000,000 United States Treasury Note/Bond 3 .000 05/15/42 17,510,625
5,500,000 United States Treasury Note/Bond 3 .250 05/15/42 4,528,477
20,000,000 United States Treasury Note/Bond 2 .750 08/15/42 15,276,562
70,000,000 United States Treasury Note/Bond 3 .375 08/15/42 58,408,984
62,300,000 United States Treasury Note/Bond 4 .000 11/15/42 56,218,449
40,300,000 United States Treasury Note/Bond 3 .875 02/15/43 35,708,004
10,250,000 United States Treasury Note/Bond 2 .875 05/15/43 7,866,875
73,500,000 United States Treasury Note/Bond 3 .875 05/15/43 64,964,238
20,500,000 United States Treasury Note/Bond 4 .375 08/15/43 19,276,406
41,800,000 United States Treasury Note/Bond 4 .750 11/15/43 41,114,219
35,000,000 United States Treasury Note/Bond 4 .500 02/15/44 33,332,031
32,000,000 United States Treasury Note/Bond 4 .625 05/15/44 30,913,750
4,750,000 United States Treasury Note/Bond 4 .125 08/15/44 4,295,781
16,000,000 United States Treasury Note/Bond 2 .500 02/15/45 11,221,250
6,000,000 United States Treasury Note/Bond 2 .875 08/15/45 4,452,187
121,000,000 United States Treasury Note/Bond 4 .625 02/15/46 116,141,094
7,000,000 United States Treasury Note/Bond 2 .500 05/15/46 4,808,672
81,500,000 United States Treasury Note/Bond 5 .000 05/15/46 82,111,250
13,300,000 United States Treasury Note/Bond 2 .875 11/15/46 9,714,195
13,000,000 United States Treasury Note/Bond 3 .000 02/15/47 9,673,828
12,000,000 United States Treasury Note/Bond 2 .750 08/15/47 8,483,437
45,000,000 United States Treasury Note/Bond 2 .750 11/15/47 31,721,485
38,500,000 United States Treasury Note/Bond 3 .000 02/15/48 28,344,121
48,500,000 United States Treasury Note/Bond 3 .125 05/15/48 36,437,519
35,500,000 United States Treasury Note/Bond 3 .000 08/15/48 26,007,910
35,000,000 United States Treasury Note/Bond 3 .375 11/15/48 27,375,195
82,500,000 United States Treasury Note/Bond 3 .000 02/15/49 60,147,656
10,500,000 United States Treasury Note/Bond 2 .875 05/15/49 7,457,051
7,500,000 United States Treasury Note/Bond 2 .250 08/15/49 4,664,941
8,615,000 United States Treasury Note/Bond 2 .375 11/15/49 5,487,015
35,850,000 United States Treasury Note/Bond 1 .250 05/15/50 17,059,559
28,000,000 United States Treasury Note/Bond 1 .375 08/15/50 13,735,313
68,500,000 United States Treasury Note/Bond 1 .625 11/15/50 35,804,629
50,000,000 United States Treasury Note/Bond 1 .875 02/15/51 27,791,015
52,500,000 United States Treasury Note/Bond 2 .375 05/15/51 32,833,008
44,575,000 United States Treasury Note/Bond 2 .000 08/15/51 25,376,408
47,500,000 United States Treasury Note/Bond 1 .875 11/15/51 26,106,446
45,000,000 United States Treasury Note/Bond 2 .250 02/15/52 27,093,164
29,000,000 United States Treasury Note/Bond 2 .875 05/15/52 20,060,976
30,000,000 United States Treasury Note/Bond 3 .000 08/15/52 21,270,703
55,250,000 United States Treasury Note/Bond 4 .000 11/15/52 47,273,281
34,600,000 United States Treasury Note/Bond 3 .625 02/15/53 27,669,187
94,000,000 United States Treasury Note/Bond 3 .625 05/15/53 75,122,891
56,000,000 United States Treasury Note/Bond 4 .125 08/15/53 48,916,875
55,000,000 United States Treasury Note/Bond 4 .750 11/15/53 53,208,203
83,000,000 United States Treasury Note/Bond 4 .250 02/15/54 74,058,046
62,250,000 United States Treasury Note/Bond 4 .625 05/15/54 59,120,478
39,000,000 United States Treasury Note/Bond 4 .250 08/15/54 34,819,687
99,500,000 United States Treasury Note/Bond 4 .750 02/15/56 96,654,922
TOTAL U.S. TREASURY SECURITIES 10,263,521,165
TOTAL GOVERNMENT BONDS
(Cost $17,491,620,913) 16,344,547,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.3%
AIRLINES - 0.0%
$ 105,243 American Airlines Pass Through Trust, Series 2015 2 3 .600% 09/22/27 $ 103,673
109,640 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 108,127
323,150 American Airlines Pass Through Trust, Series 2016 2 3 .200 06/15/28 313,473
452,875 American Airlines Pass Through Trust, Series 2016 3 3 .000 10/15/28 438,463
170,250 American Airlines Pass Through Trust, Series 2017 1 3 .650 02/15/29 166,341
505,818 American Airlines Pass Through Trust, Series 2020 A 3 .150 02/15/32 474,324
347,589 JetBlue Pass Through Trust, Series 2019 1 2 .750 05/15/32 307,707
777,885 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 787,045
110,298 United Airlines Pass Through Trust, Series 2016 1 3 .100 07/07/28 108,024
232,322 United Airlines Pass Through Trust, Series 2016 2 2 .875 10/07/28 223,630
931,353 United Airlines Pass Through Trust, Series 2018 1 3 .500 03/01/30 897,931
244,534 United Airlines Pass Through Trust, Series 2019 1 4 .150 08/25/31 237,298
176,459 United Airlines Pass Through Trust, Series 2019 2 2 .700 05/01/32 160,776
TOTAL AIRLINES 4,326,812
AUTOMOBILE ABS - 0.0%
475,000 Ally Auto Receivables Trust, Series 2024 1 4 .940 10/15/29 477,586
420,000 Ally Auto Receivables Trust, Series 2025 1 4 .080 06/16/31 416,043
286,812 AmeriCredit Automobile Receivables Trust, Series 2023 2 5 .810 05/18/28 287,695
475,000 BMW Vehicle Lease Trust, Series 2024 2 4 .210 02/25/28 474,688
1,000,000 BMW Vehicle Lease Trust, Series 2025 2 4 .030 05/25/29 993,503
1,000,000 BMW Vehicle Owner Trust, Series 2023 A 5 .250 11/26/29 1,007,056
455,000 BMW Vehicle Owner Trust, Series 2024 A 5 .040 04/25/31 458,561
836,801 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .620 07/16/29 839,015
500,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .660 01/15/30 501,239
450,000 Carmax Auto Owner Trust, Series 2025 1 4 .950 08/15/30 451,936
500,000 Carmax Auto Owner Trust, Series 2025 3 4 .470 01/15/31 499,815
320,840 CarMax Auto Owner Trust, Series 2023 4 6 .000 07/17/28 323,069
750,000 CarMax Auto Owner Trust, Series 2023 4 5 .960 05/15/29 762,156
1,000,000 CarMax Auto Owner Trust, Series 2024 1 4 .940 08/15/29 1,006,438
1,000,000 CarMax Auto Owner Trust, Series 2024 2 5 .510 11/15/29 1,014,987
1,000,000 CarMax Auto Owner Trust, Series 2024 4 4 .640 04/15/30 1,002,380
835,000 CarMax Select Receivables Trust, Series 2026 B 4 .880 10/15/32 836,977
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .000 02/10/28 496,901
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .300 04/10/28 494,623
1,000,000 Carvana Auto Receivables Trust, Series 2024 P3 4 .310 09/10/30 994,437
450,000 Carvana Auto Receivables Trust, Series 2024 P4 4 .740 12/10/30 450,777
500,000 Carvana Auto Receivables Trust, Series 2026 P2 4 .910 08/10/32 501,943
500,000 Carvana Auto Receivables Trust, Series 2026 P2 5 .190 08/10/32 502,659
185,957 Exeter Automobile Receivables Trust, Series 2022 1A 3 .020 06/15/28 185,724
1,500,000 Exeter Automobile Receivables Trust, Series 2026 3A 4 .700 03/17/31 1,497,432
455,000 Ford Credit Auto Lease Trust, Series 2025 A 4 .720 06/15/28 456,082
500,000 Ford Credit Auto Lease Trust, Series 2025 B 4 .230 12/15/28 499,454
1,000,000 Ford Credit Auto Owner Trust, Series 2023 C 5 .490 05/15/29 1,011,548
1,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5 .010 09/15/29 1,007,277
710,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .110 07/15/30 704,625
500,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .660 09/15/30 501,267
500,000 Ford Credit Auto Owner Trust, Series 2025 B 3 .950 07/15/31 491,889
1,000,000 Ford Credit Auto Owner Trust, Series 2026 B 4 .470 07/15/32 1,000,776
710,000 (b) Ford Credit Floorplan Master Owner Trust A, Series 2024 3 4 .300 09/15/29 709,674
435,000 Ford Credit Floorplan Master Owner Trust A, Series 2025 2 4 .060 09/15/30 430,947
870,000 Ford Credit Floorplan Master Owner Trust A, Series 2026 1 4 .420 05/15/31 867,820
975,000 (b) Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1 5 .290 04/15/29 982,799
870,000 GM Financial Automobile Leasing Trust, Series 2025 2 4 .640 04/20/29 872,105
500,000 GM Financial Automobile Leasing Trust, Series 2025 3 4 .200 08/20/29 498,571
1,000,000 GM Financial Automobile Leasing Trust, Series 2026 2 4 .360 05/20/30 996,979
285,162 GM Financial Consumer Automobile Receivables Trust, Series 2023 4 5 .780 08/16/28 286,958
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 1 4 .860 06/18/29 1,005,572
450,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 1 4 .730 08/16/30 451,991
485,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 3 4 .300 09/16/31 483,044
1,000,000 Harley-Davidson Motorcycle Trust, Series 2024 A 5 .290 12/15/31 1,010,422
620,000 Harley-Davidson Motorcycle Trust, Series 2024 B 4 .280 04/15/32 618,044

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILE ABS - 0.0% (continued)
$ 850,503 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330% 05/15/29 $ 850,825
500,000 Honda Auto Receivables Owner Trust, Series 2023 4 5 .660 02/21/30 504,653
1,500,000 Honda Auto Receivables Owner Trust, Series 2024 1 5 .170 05/15/30 1,511,761
795,000 Honda Auto Receivables Owner Trust, Series 2024 2 5 .210 07/18/30 802,548
475,000 Honda Auto Receivables Owner Trust, Series 2024 3 4 .510 11/21/30 475,757
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .640 05/21/31 1,002,678
500,000 Honda Auto Receivables Owner Trust, Series 2025 3 4 .100 11/21/31 495,820
1,000,000 Honda Auto Receivables Owner Trust, Series 2026 2 4 .330 08/16/32 996,068
1,000,000 Hyundai Auto Receivables Trust, Series 2023 B 5 .310 08/15/29 1,007,400
475,000 Hyundai Auto Receivables Trust, Series 2023 C 5 .550 12/17/29 480,897
380,000 Hyundai Auto Receivables Trust, Series 2024 B 4 .740 09/16/30 381,998
1,000,000 Hyundai Auto Receivables Trust, Series 2024 A 4 .920 01/15/31 1,006,810
1,000,000 Hyundai Auto Receivables Trust, Series 2025 A 4 .400 04/15/31 997,433
865,000 Hyundai Auto Receivables Trust, Series 2025 C 3 .890 01/15/32 851,433
835,000 Hyundai Auto Receivables Trust, Series 2026 B 4 .600 02/17/32 836,954
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 A 5 .320 02/15/30 477,761
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 B 4 .220 06/17/30 474,759
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2022 1 5 .250 02/15/29 1,003,331
450,000 Mercedes-Benz Auto Receivables Trust, Series 2025 1 4 .920 04/15/31 453,481
905,000 Mercedes-Benz Auto Receivables Trust, Series 2024 1 4 .790 07/15/31 909,245
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2026 1 4 .470 10/15/32 999,440
1,000,000 Nissan Auto Lease Trust, Series 2025 A 4 .750 03/15/28 1,003,616
1,000,000 Nissan Auto Lease Trust, Series 2024 B 4 .960 08/15/28 1,004,889
1,000,000 Nissan Auto Receivables Owner Trust, Series 2026 A 4 .470 12/16/30 1,000,912
940,000 Nissan Auto Receivables Owner Trust, Series 2024 A 5 .180 04/15/31 951,076
475,000 Nissan Auto Receivables Owner Trust, Series 2024 B 4 .350 09/15/31 474,423
453,176 Santander Drive Auto Receivables Trust, Series 2024 1 5 .230 12/15/28 453,932
1,715,000 Santander Drive Auto Receivables Trust, Series 2025 2 4 .670 08/15/29 1,717,400
387,141 Santander Drive Auto Receivables Trust, Series 2022 7 6 .690 03/17/31 391,734
1,230,000 Toyota Auto Receivables Owner, Series 2023 D 5 .490 03/15/29 1,246,981
1,145,000 Toyota Auto Receivables Owner Trust, Series 2024 B 5 .280 07/16/29 1,158,409
1,000,000 Toyota Auto Receivables Owner Trust, Series 2024 C 4 .830 11/15/29 1,004,890
700,000 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .430 04/15/30 699,678
910,000 Toyota Auto Receivables Owner Trust, Series 2025 A 4 .760 05/15/30 914,294
415,000 Toyota Auto Receivables Owner Trust, Series 2025 C 4 .190 01/15/31 411,850
475,000 Volkswagen Auto Lease Trust, Series 2024 A 5 .200 12/20/28 476,476
500,000 Volkswagen Auto Lease Trust, Series 2025 A 4 .560 03/20/30 500,903
1,000,000 Volkswagen Auto Loan Enhanced, Series 2023 2 5 .570 04/22/30 1,012,205
500,000 Volkswagen Auto Loan Enhanced Trust, Series 2024 1 4 .630 07/20/29 501,638
1,000,000 Volkswagen Auto Loan Enhanced Trust, Series 2023 1 5 .010 01/22/30 1,004,080
1,000,000 World Omni Auto Receivables Trust, Series 2023 D 5 .850 08/15/29 1,016,077
1,000,000 World Omni Auto Receivables Trust, Series 2024 A 4 .840 10/15/29 1,005,623
1,000,000 World Omni Auto Receivables Trust, Series 2024 C 4 .440 05/15/30 998,407
1,000,000 World Omni Auto Receivables Trust, Series 2024 B 5 .230 07/15/30 1,011,073
1,000,000 World Omni Auto Receivables Trust, Series 2025 A 4 .860 11/15/30 1,005,522
500,000 World Omni Auto Receivables Trust, Series 2025 C 4 .190 11/17/31 495,253
1,000,000 World Omni Automobile Lease Securitization Trust, Series 2025 A 4 .420 04/17/28 1,000,486
600,330 World Omni Select Auto Trust, Series 2024 A 4 .980 02/15/30 601,540
TOTAL AUTOMOBILE ABS 70,949,903
COMMERCIAL MBS - 1.9%
425,000 (c) BANK, Series 2026 BNK52 5 .586 06/15/36 441,310
450,000 (c) BANK, Series 2026 BNK52 5 .839 06/15/36 467,479
2,053,384 BANK, Series 2020 BN30 1 .650 12/15/53 1,836,097
1,500,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,323,901
500,000 (e) BANK, Series 2020 BN30 2 .111 12/15/53 435,651
500,000 (e) BANK, Series 2020 BN30 2 .445 12/15/53 425,920
1,958,532 BANK, Series 2021 BN31 1 .771 02/15/54 1,739,926
1,000,000 BANK, Series 2021 BN31 2 .036 02/15/54 885,159
500,000 (e) BANK, Series 2021 BN31 2 .211 02/15/54 434,948
500,000 (e) BANK, Series 2021 BN31 2 .383 02/15/54 424,776
500,000 (e) BANK, Series 2021 BN31 2 .545 02/15/54 406,350
500,000 BANK, Series 2022 BNK43 4 .399 08/15/55 484,134

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 1.9% (continued)
$ 500,000 (e) BANK, Series 2022 BNK43 5 .402% 08/15/55 $ 443,922
800,000 BANK, Series 2023 BNK45 5 .203 02/15/56 805,081
1,000,000 BANK, Series 2023 BNK46 5 .745 08/15/56 1,036,665
1,000,000 BANK, Series 2024 BNK47 5 .716 06/15/57 1,042,547
943,045 BANK, Series 2024 BNK48 4 .775 10/15/57 929,831
1,000,000 (e) BANK, Series 2025 BNK49 5 .623 03/15/58 1,039,064
2,000,000 (e) BANK, Series 2018 BN10 3 .898 02/15/61 1,956,019
8,000,000 BANK, Series 2019 BN18 3 .584 05/15/62 7,686,197
4,841,667 BANK, Series 2020 BN28 1 .584 03/15/63 4,294,732
1,000,000 BANK, Series 2021 BN34 2 .438 06/15/63 882,361
1,000,000 BANK, Series 2021 BN33 2 .556 05/15/64 900,214
1,000,000 BANK, Series 2021 BN33 2 .792 05/15/64 884,012
500,000 BANK, Series 2021 BN33 3 .297 05/15/64 412,669
1,000,000 (b),(e) BANK, Series 2021 BN35 2 .500 06/15/64 762,853
500,000 Bank5, Series 2025 5YR13 5 .753 01/15/58 513,523
500,000 Bank5, Series 2025 5YR15 5 .452 07/15/58 509,509
1,500,000 (c) BANK5, Series 2026 5YR23 5 .610 07/15/31 1,541,602
1,000,000 (c) BANK5, Series 2026 5YR23 6 .053 07/15/31 1,028,125
500,000 (e) BANK5, Series 2023 5YR3 6 .724 09/15/56 517,014
1,731,227 BANK5, Series 2023 5YR4 6 .500 12/15/56 1,782,519
2,000,000 BANK5, Series 2024 5YR7 5 .769 06/15/57 2,046,357
658,000 BANK5, Series 2024 5YR9 5 .614 08/15/57 671,901
1,000,000 BANK5, Series 2024 5YR11 5 .893 11/15/57 1,027,726
500,000 (e) BANK5, Series 2024 5YR12 5 .902 12/15/57 515,211
1,000,000 BANK5, Series 2025 5YR14 5 .646 04/15/58 1,024,732
500,000 BANK5, Series 2025 5YR16 5 .282 08/15/63 507,410
500,000 BANK5 Trust, Series 2024 5YR6 6 .225 05/15/57 515,489
1,500,000 (e) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,566,727
500,000 Barclays Commercial Mortgage S, Series 2025 5C37 5 .015 09/15/58 502,721
8,938,986 BBCMS Mortgage Trust, Series 2020 C6 2 .690 02/15/53 8,441,658
500,000 BBCMS Mortgage Trust, Series 2022 C17 4 .441 09/15/55 484,711
500,000 BBCMS Mortgage Trust, Series 2023 C20 5 .310 07/15/56 509,309
1,000,000 (e) BBCMS Mortgage Trust, Series 2023 C21 6 .000 09/15/56 1,055,052
955,000 BBCMS Mortgage Trust, Series 2023 C22 6 .521 11/15/56 1,016,588
1,500,000 BBCMS Mortgage Trust, Series 2024 C24 5 .419 02/15/57 1,534,721
2,000,000 BBCMS Mortgage Trust, Series 2024 5C25 5 .946 03/15/57 2,046,531
500,000 BBCMS Mortgage Trust, Series 2024 5C27 6 .014 07/15/57 514,052
500,000 BBCMS Mortgage Trust, Series 2024 5C29 5 .208 09/15/57 504,060
500,000 BBCMS Mortgage Trust, Series 2024 C28 5 .403 09/15/57 511,060
500,000 (e) BBCMS Mortgage Trust, Series 2024 C28 5 .844 09/15/57 512,380
1,000,000 BBCMS Mortgage Trust, Series 2024 C30 5 .532 11/15/57 1,030,030
500,000 BBCMS Mortgage Trust, Series 2024 5C31 5 .609 12/15/57 510,486
1,000,000 BBCMS Mortgage Trust, Series 2025 5C33 5 .839 03/15/58 1,029,920
750,000 BBCMS Mortgage Trust, Series 2025 C35 5 .289 07/15/58 763,223
500,000 BBCMS Mortgage Trust, Series 2025 5C36 5 .517 08/15/58 511,702
1,000,000 BBCMS Mortgage Trust, Series 2025 C32 5 .433 02/15/62 1,025,359
1,000,000 (e) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 969,781
116,339 Benchmark Mortgage Trust, Series 2018 B4 3 .976 07/15/51 116,106
1,000,000 (e) Benchmark Mortgage Trust, Series 2018 B4 4 .662 07/15/51 864,052
5,850,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 5,625,815
1,000,000 (e) Benchmark Mortgage Trust, Series 2020 B16 2 .944 02/15/53 916,140
1,500,000 (e) Benchmark Mortgage Trust, Series 2020 B16 3 .176 02/15/53 1,321,208
1,500,000 (e) Benchmark Mortgage Trust, Series 2020 B16 3 .520 02/15/53 1,242,024
2,000,000 (e) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,980,357
5,000,000 Benchmark Mortgage Trust, Series 2020 B18 1 .925 07/15/53 4,426,038
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .704 12/17/53 2,235,258
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .978 12/17/53 2,207,155
2,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .685 01/15/54 2,239,884
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .973 01/15/54 1,322,727
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 2 .163 01/15/54 1,292,429
1,693,145 Benchmark Mortgage Trust, Series 2021 B23 1 .620 02/15/54 1,526,740
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 1 .823 02/15/54 1,319,873

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 1.9% (continued)
$ 1,500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .070% 02/15/54 $ 1,320,104
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 383,982
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .274 02/15/54 423,553
500,000 (e) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 367,603
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .577 04/15/54 895,376
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .847 04/15/54 875,037
1,700,000 Benchmark Mortgage Trust, Series 2021 B26 2 .613 06/15/54 1,521,599
702,000 (e) Benchmark Mortgage Trust, Series 2021 B26 2 .665 06/15/54 582,594
500,000 Benchmark Mortgage Trust, Series 2021 B26 2 .825 06/15/54 433,847
1,500,000 Benchmark Mortgage Trust, Series 2021 B27 2 .512 07/15/54 1,281,404
500,000 (e) Benchmark Mortgage Trust, Series 2022 B36 4 .470 07/15/55 485,871
500,000 (e) Benchmark Mortgage Trust, Series 2022 B36 5 .288 07/15/55 448,728
500,000 Benchmark Mortgage Trust, Series 2024 V5 5 .805 01/10/57 510,340
500,000 (e) Benchmark Mortgage Trust, Series 2024 V5 6 .417 01/10/57 513,808
1,000,000 Benchmark Mortgage Trust, Series 2024 V8 5 .707 07/15/57 1,020,713
730,000 Benchmark Mortgage Trust, Series 2024 V10 5 .277 09/15/57 737,797
999,755 Benchmark Mortgage Trust, Series 2024 V11 5 .423 11/15/57 1,016,179
1,330,000 Benchmark Mortgage Trust, Series 2024 V12 5 .738 12/15/57 1,363,471
835,000 Benchmark Mortgage Trust, Series 2025 V13 5 .216 02/15/58 843,894
500,000 (e) Benchmark Mortgage Trust, Series 2025 V16 5 .439 08/15/58 509,434
1,000,000 Benchmark Mortgage Trust, Series 2025 V18 5 .184 10/15/58 1,010,468
500,000 Benchmark Mortgage Trust, Series 2025 B41 5 .098 07/15/68 502,037
500,000 BENCHMARK Mortgage Trust, Series 2025 V14 5 .660 04/15/57 512,457
500,000 BENCHMARK Mortgage Trust, Series 2025 V17 4 .357 09/15/58 490,719
895,000 (e) BMARK, Series 2023 V4 6 .841 11/15/56 926,448
1,500,000 (e) BMO Mortgage Trust, Series 2023 C4 5 .117 02/15/56 1,506,871
2,000,000 (e) BMO Mortgage Trust, Series 2023 C6 5 .956 09/15/56 2,087,062
910,000 BMO Mortgage Trust, Series 2023 5C2 6 .673 11/15/56 936,777
1,000,000 BMO Mortgage Trust, Series 2023 C7 6 .160 12/15/56 1,056,053
2,730,000 (e) BMO Mortgage Trust, Series 2024 C8 5 .598 03/15/57 2,821,958
770,000 BMO Mortgage Trust, Series 2024 5C6 5 .316 09/15/57 778,733
673,000 (e) BMO Mortgage Trust, Series 2024 C10 5 .478 11/15/57 690,773
950,000 (e) BMO Mortgage Trust, Series 2024 5C7 5 .888 11/15/57 957,225
577,000 (e) BMO Mortgage Trust, Series 2024 5C8 5 .625 12/15/57 589,450
500,000 BMO Mortgage Trust, Series 2025 C11 5 .687 02/15/58 520,427
500,000 (e) BMO Mortgage Trust, Series 2025 5C9 5 .779 04/15/58 513,331
500,000 (e) BMO Mortgage Trust, Series 2025 C12 5 .871 06/15/58 526,943
500,000 BMO Mortgage Trust, Series 2025 5C12 5 .180 10/15/58 504,552
500,000 BMO Mortgage Trust, Series 2026 5C15 5 .200 06/25/59 505,055
500,000 (e) BMO Mortgage Trust, Series 2026 5C15 5 .984 06/25/59 514,254
10,000,000 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .523 05/15/52 9,677,253
5,023,953 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .623 05/15/52 4,954,666
2,000,000 CD Mortgage Trust, Series 2017 CD3 3 .631 02/10/50 1,970,162
1,000,000 (e) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 980,998
1,750,000 CD Mortgage Trust, Series 2018 CD7 4 .279 08/15/51 1,730,721
154,033 Citigroup Commercial Mortgage Trust, Series 2016 GC36 3 .616 02/10/49 152,164
470,623 (e) COMM Mortgage Trust, Series 2015 LC19 4 .568 02/10/48 459,177
3,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 2,769,808
650,000 (e) CSAIL Commercial Mortgage Trust, Series 2016 C6 4 .886 01/15/49 626,761
10,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .053 03/15/52 9,766,562
20,829 DBGS Mortgage Trust, Series 2018 C1 4 .358 10/15/51 20,746
5,790,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 5,733,314
432,687 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 430,394
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .199 12/25/27 1,431,907
8,046,375 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .603 12/25/27 7,747,459
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .760 03/25/28 1,174,349
749,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .369 04/25/28 709,901
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505 4 .819 06/25/28 3,014,204
2,824,416 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744 1 .712 07/25/28 2,683,297
8,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506 4 .650 08/25/28 8,017,482
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508 4 .740 08/25/28 1,004,164
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507 4 .800 09/25/28 2,010,924

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 1.9% (continued)
$ 725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509 4 .850% 09/25/28 $ 729,264
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514 4 .572 12/25/28 2,000,709
3,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517 5 .355 01/25/29 3,055,855
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518 5 .400 01/25/29 2,115,534
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516 5 .477 01/25/29 3,065,279
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520 5 .180 03/25/29 2,031,188
950,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524 4 .720 05/25/29 955,083
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528 4 .508 07/25/29 2,500,546
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527 4 .618 07/25/29 2,508,081
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529 4 .791 09/25/29 1,740,482
4,545,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530 4 .792 09/25/29 4,582,385
3,838,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531 4 .630 10/25/29 3,855,177
2,925,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532 4 .250 11/25/29 2,906,833
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535 4 .690 11/25/29 2,011,148
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534 4 .700 11/25/29 1,005,806
3,015,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533 4 .230 12/25/29 2,992,804
500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K539 4 .410 01/25/30 499,369
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series S K538 4 .478 01/25/30 1,998,776
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536 4 .850 01/25/30 1,010,172
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K541 4 .348 02/25/30 995,207
585,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537 4 .430 02/25/30 583,716
727,795 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .229 03/25/30 689,379
500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K542 4 .404 04/25/30 499,408
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K543 4 .329 06/25/30 994,245
799,472 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .101 08/25/30 743,581
677,445 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K548 4 .320 09/25/30 673,442
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753 4 .400 10/25/30 996,655
1,690,986 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .353 11/25/30 1,585,383
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754 4 .940 11/25/30 2,034,088
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126 1 .792 01/25/31 889,180
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .846 01/25/31 8,047,906
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 2 .108 01/25/31 2,712,730
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .851 02/25/31 1,185,313
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755 5 .203 02/25/31 1,028,304
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .749 03/25/31 883,635
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 2 .020 03/25/31 1,800,589
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129 1 .647 05/25/31 875,436
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2026 K563 4 .180 05/25/31 1,973,551
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756 4 .963 05/25/31 4,077,585
10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757 4 .456 08/25/31 9,977,948
3,600,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758 4 .680 10/25/31 3,627,271
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760 4 .550 01/25/32 1,001,180
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759 4 .800 01/25/32 2,026,189
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K761 4 .400 06/25/32 992,618
3,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148 3 .500 07/25/32 2,836,410
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2026 K766 4 .180 04/25/33 976,595
1,500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2026 K767 4 .200 04/25/33 1,464,760
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160 4 .500 08/25/33 1,986,941
4,748,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162 5 .150 12/25/33 4,903,236
1,500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163 5 .000 03/25/34 1,535,153
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165 4 .489 09/25/34 2,475,624
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167 4 .760 10/25/34 4,412,351
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169 4 .660 12/25/34 1,000,111
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 171 4 .400 06/25/35 981,119
1,790,416 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .007 07/25/35 1,543,209
500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 172 4 .581 08/25/35 496,225
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 173 4 .600 09/25/35 993,514
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .438 02/25/36 1,648,817
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521 2 .184 08/25/36 1,594,462
1,740,000 (e) Freddie Mac Structured Certificates, Series S K526 4 .543 07/25/29 1,743,429
1,350,000 (e) GS Mortgage Securities Trust, Series 2016 GS4 3 .990 11/10/49 1,301,023
3,033 GS Mortgage Securities Trust, Series 2017 GS7 2 .945 08/10/50 3,006

Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 1.9% (continued)
$ 2,500,000 GS Mortgage Securities Trust, Series 2019 GC38 3 .968% 02/10/52 $ 2,448,514
500,000 (e) GS Mortgage Securities Trust, Series 2019 GC38 4 .309 02/10/52 475,474
988,421 GS Mortgage Securities Trust, Series 2020 GC45 2 .898 02/13/53 960,258
4,000,000 (e) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 3,719,854
2,000,000 (e) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,792,440
2,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .125 05/12/53 1,827,640
4,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .377 05/12/53 3,665,844
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 1 .721 12/12/53 2,682,222
2,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 1,754,620
1,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .224 12/12/53 860,756
145,615 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 145,304
404,685 (e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .915 03/17/49 398,616
489,083 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6 3 .109 07/15/50 484,547
1,893,661 JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6 2 .946 11/13/52 1,845,628
500,000 Morgan Stanley BAML Trust, Series 2025 5C2 5 .107 11/15/58 503,819
128,231 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .306 04/15/48 126,675
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1 5 .635 03/15/58 1,023,482
290,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 C35 5 .328 08/15/58 295,460
1,500,000 (e) Morgan Stanley Capital I Trust, Series 2018 L1 4 .407 10/15/51 1,485,654
1,000,000 Morgan Stanley Capital I Trust, Series 2019 L2 4 .071 03/15/52 980,850
750,000 Morgan Stanley Capital I Trust, Series 2019 H6 3 .417 06/15/52 719,432
3,343,615 Morgan Stanley Capital I Trust, Series 2020 HR8 1 .790 07/15/53 3,018,180
2,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .438 05/15/54 1,816,456
1,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .951 05/15/54 901,153
1,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .472 05/15/56 1,025,443
1,500,000 (e) MSWF Commercial Mortgage Trust, Series 2023 2 6 .014 12/15/56 1,585,568
247,023 UBS Commercial Mortgage Trust, Series 2017 C3 2 .998 08/15/50 243,309
1,000,000 (e) UBS Commercial Mortgage Trust, Series 2017 C3 3 .739 08/15/50 979,978
2,000,000 UBS Commercial Mortgage Trust, Series 2018 C12 4 .296 08/15/51 1,974,055
2,400,000 (e) UBS Commercial Mortgage Trust, Series 2018 C14 5 .405 12/15/51 2,204,499
500,000 Wells Fargo Commercial Mortgag, Series 2025 C65 4 .999 10/15/58 495,817
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6 3 .377 11/15/49 997,315
3,250,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 4 .192 05/15/52 3,070,859
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C53 3 .040 10/15/52 9,449,984
2,334,423 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 1 .810 07/15/53 2,098,843
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .092 07/15/53 1,337,973
500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .398 07/15/53 433,165
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C57 1 .864 08/15/53 9,042,324
1,893,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C59 2 .626 04/15/54 1,703,857
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 5C1 6 .520 07/15/57 1,031,671
750,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 762,932
500,000 (e) Wells Fargo Commercial Mortgage Trust, Series 2024 5C2 5 .920 11/15/57 514,511
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C3 6 .096 01/15/58 1,036,578
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 C64 5 .358 02/15/58 1,022,343
500,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C4 5 .673 05/15/58 511,799
TOTAL COMMERCIAL MBS 398,622,869
CREDIT CARD ABS - 0.4%
950,000 American Express Credit Account Master Trust, Series 2024 3 4 .650 07/15/29 954,314
2,000,000 American Express Credit Account Master Trust, Series 2025 1 4 .560 12/17/29 2,007,808
500,000 American Express Credit Account Master Trust, Series 2025 2 4 .280 04/15/30 499,496
1,000,000 American Express Credit Account Master Trust, Series 2023 2 4 .800 05/15/30 1,007,874
1,595,000 American Express Credit Account Master Trust, Series 2025 4 4 .300 07/15/30 1,592,912
500,000 American Express Credit Account Master Trust, Series 2023 4 5 .150 09/16/30 508,162
1,665,000 American Express Credit Account Master Trust Series, Series 2025 5 4 .510 07/15/32 1,669,480
1,000,000 BA Credit Card Trust, Series 2023 A2 4 .980 11/15/28 1,003,196
2,210,000 BA Credit Card Trust, Series 2025 A1 4 .310 05/15/30 2,209,176
1,000,000 BA Credit Card Trust, Series 2026 A1 4 .220 04/15/31 996,426
3,000,000 Capital One MExecution Trust, Series 2024 A1 3 .920 09/15/29 2,988,690
500,000 Capital One MExecution Trust, Series 2025 A1 3 .820 09/15/30 494,188
500,000 Capital One MExecution Trust, Series 2025 A2 4 .020 09/15/32 491,796
2,040,000 Chase Issuance Trust, Series 2025 A1 4 .160 07/15/30 2,032,034
1,500,000 Chase Issuance Trust, Series 2023 A2 5 .080 09/15/30 1,522,328

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CREDIT CARD ABS - 0.4% (continued)
$ 1,000,000 Chase Issuance Trust, Series 2026 A1 4 .400% 05/15/31 $ 1,000,648
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A1 4 .300 06/21/30 2,994,931
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A2 4 .490 06/21/32 3,003,013
1,500,000 Discover Card Execution Note Trust, Series 2021 A2 1 .030 09/15/28 1,490,631
955,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 959,818
3,000,000 WF Card Issuance Trust, Series 2024 A1 4 .940 02/15/29 3,013,965
1,000,000 WF Card Issuance Trust, Series 2024 A2 4 .290 10/15/29 1,000,602
TOTAL CREDIT CARD ABS 33,441,488
OTHER ABS - 0.0%
555,000 CNH Equipment Trust, Series 2023 B 5 .460 03/17/31 563,756
575,000 CNH Equipment Trust, Series 2024 A 4 .800 07/15/31 578,841
1,000,000 CNH Equipment Trust, Series 2026 B 4 .590 09/15/31 1,002,294
1,000,000 CNH Equipment Trust, Series 2024 B 5 .230 11/17/31 1,013,313
1,000,000 CNH Equipment Trust, Series 2024 C 4 .120 03/15/32 992,159
910,000 CNH Equipment Trust, Series 2025 A 4 .540 09/15/32 909,669
475,000 Daimler Trucks Retail Trust, Series 2024 1 5 .560 07/15/31 479,504
500,000 John Deere Owner Trust, Series 2025 B 4 .170 12/17/29 497,850
1,000,000 John Deere Owner Trust, Series 2023 B 5 .110 05/15/30 1,004,813
1,000,000 John Deere Owner Trust, Series 2023 C 5 .390 08/15/30 1,008,163
1,000,000 John Deere Owner Trust, Series 2024 B 5 .190 05/15/31 1,011,292
475,000 John Deere Owner Trust, Series 2024 C 4 .150 08/15/31 472,171
1,000,000 John Deere Owner Trust 2024, Series 2024 A 4 .910 02/18/31 1,006,535
750,000 John Deere Owner Trust 2025, Series 2025 A 4 .230 09/17/29 749,071
1,625,000 Verizon Master Trust, Series 2024 3 5 .340 04/22/30 1,638,759
1,000,000 Verizon Master Trust, Series 2024 6 4 .170 08/20/30 998,720
1,425,000 Verizon Master Trust, Series 2025 5 4 .400 06/20/31 1,424,059
2,000,000 Verizon Master Trust, Series 2026 2 4 .510 06/21/32 2,001,979
TOTAL OTHER ABS 17,352,948
TRANSPORTATION - 0.0%
67,735 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 66,878
192,371 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 185,737
705,901 FedEx Corp Pass Through Trust, Series 2020 1 1 .875 02/20/34 609,497
640,097 JetBlue Pass Through Trust, Series 2020 1 4 .000 11/15/32 606,640
124,464 Union Pacific Railroad Co Pass Through Trust, Series 2015 1 2 .695 05/12/27 122,641
TOTAL TRANSPORTATION 1,591,393
TOTAL STRUCTURED ASSETS
(Cost $548,535,347) 526,285,413
TOTAL LONG-TERM INVESTMENTS
(Cost $24,335,331,881) 22,784,824,670
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
85,811,999 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (g) 85,811,999
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $85,811,999) 85,811,999
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENTS - 0.6%
50,000,000 (h) Fixed Income Clearing Corporation 3 .640 07/01/26 50,000,000

Bond Index

Portfolio of Investments June 30, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS (continued)
$ 72,187,000 (i) Fixed Income Clearing Corporation 3 .650% 07/01/26 $ 72,187,000
TOTAL REPURCHASE AGREEMENTS 122,187,000
TREASURY DEBT - 0.0%
5,000,000 (j) United States Treasury Bill 0 .000 08/18/26 4,975,612
TOTAL TREASURY DEBT 4,975,612
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,162,617) 127,162,612
TOTAL INVESTMENTS - 100.1%
(Cost $24,548,306,497) 22,997,799,281
OTHER ASSETS & LIABILITIES, NET - (0.1)% (21,895,809)
NET ASSETS - 100.0% $ 22,975,903,472
ABS Asset-Backed Security
DGS1 1-Year Treasury Constant Maturity Rate
MBS Mortgage-Backed Security
REIT Real Estate Investment Trust
RFUCCT6M FTSE USD IBOR Consumer Cash Fallbacks Term 6 Month
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $91,133,289.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $79,286,013 or 0.3% of Total
Investments.
(c) When-issued or delayed delivery security.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.640% dated 0 to be repurchased at $50,005,056 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.880%
and maturity date 9/30/32, valued at $51,000,000.
(i) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $72,194,319 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $73,630,928.
(j) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,913,992,082 $— $5,913,992,082
Government bonds — 16,344,547,175 — 16,344,547,175
Structured assets — 526,285,413 — 526,285,413
Investments purchased with collateral from securities lending 85,811,999 — — 85,811,999
Short-Term Investments
:
Repurchase agreements — 122,187,000 — 122,187,000
Treasury debt — 4,975,612 — 4,975,612
$85,811,999 $22,911,987,282 $– $22,997,799,281
1 1 1 1 1

Core Bond
Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
BANK LOAN OBLIGATIONS - 1.3%
AUTOMOBILES & COMPONENTS - 0.0%
$ 2,505,964 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .144% 05/06/30 $ 2,511,452
TOTAL AUTOMOBILES & COMPONENTS 2,511,452
CAPITAL GOODS - 0.1%
36,667 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 36,736
518,828 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6 .644 09/08/32 519,736
1,653,088 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .508 05/17/28 1,437,004
987,500 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .137 11/03/31 988,448
0 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .024 04/12/28 0
828,633 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (Prime + 1.500%) 8 .250 09/26/31 830,762
2,652,425 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .894 01/31/32 2,653,526
139,944 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .894 04/14/31 139,996
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .644 04/30/32 687,298
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .633 02/14/28 356,761
1,052,945 (a) Signia Aerospace LLC, (TSFR3M + 2.750%) 6 .390 12/11/31 1,054,924
392,426 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .144 02/28/31 392,940
3,372,588 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .894 03/22/30 3,376,669
TOTAL CAPITAL GOODS 12,474,800
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,309,975 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5 .644 08/12/32 1,303,674
255,997 (a) CHG Healthcare Services, Inc, (TSFR3M + 2.750%) 6 .370 09/29/28 256,384
1,889,737 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .482 10/31/31 1,869,148
1,985,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .156 03/03/32 1,987,581
1,713,382 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 5 .619 10/15/30 1,704,601
515,891 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .902 11/30/28 516,923
472,020 (a) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .928 09/04/30 357,511
148,657 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .913 04/12/27 25,099
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,020,921
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
298,969 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 07/16/32 298,469
2,365,118 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .657 10/16/31 2,366,347
1,538,119 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .163 11/08/32 1,541,226
3,463,518 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .166 04/23/31 3,455,881
3,781,178 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .144 01/30/31 3,781,178
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,443,101
CONSUMER DURABLES & APPAREL - 0.0%
2,456,327 (a) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .142 07/31/28 2,456,929
1,809,750 (a) Hayward Industries, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .643 06/23/33 1,814,275
616,385 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5 .394 11/08/32 619,276
220,134 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 5 .894 02/27/32 220,500
TOTAL CONSUMER DURABLES & APPAREL 5,110,980
CONSUMER SERVICES - 0.1%
3,550,887 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .394 09/23/30 3,549,413
313,126 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .144 08/17/28 314,007
1,271,813 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .894 02/06/30 1,233,862
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .394 01/31/31 922,249
641,825 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.500%) 7 .232 06/25/29 646,103
1,779,114 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .894 01/29/29 1,779,310
5,045,625 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .482 11/29/30 5,009,044
729,509 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .144 12/16/30 730,508
368,133 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .502 03/15/28 370,165
491,658 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .639 04/16/29 492,887
881,499 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .232 11/30/29 754,048

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 298,080 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .644% 05/31/33 $ 297,707
TOTAL CONSUMER SERVICES 16,099,303
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 11/22/28 808,670
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 808,670
ENERGY - 0.0%
336,764 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5 .394 11/22/32 338,327
1,225,000 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .644 03/22/29 1,228,062
TOTAL ENERGY 1,566,389
FINANCIAL SERVICES - 0.1%
1,514,068 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 6 .644 11/26/32 1,481,266
685,808 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .389 06/24/30 686,737
3,368,230 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .394 06/24/31 3,364,020
TOTAL FINANCIAL SERVICES 5,532,023
FOOD, BEVERAGE & TOBACCO - 0.1%
582,714 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .494 11/26/27 580,165
1,155,404 (a) Aspire Bakeries Holdings LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .644 12/23/30 1,163,111
2,170,086 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .394 02/12/31 2,132,197
142,189 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5 .877 09/30/31 141,341
137,931 (a) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 138,845
1,447,448 (a) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .663 02/19/32 1,457,038
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 01/29/32 823,030
TOTAL FOOD, BEVERAGE & TOBACCO 6,435,727
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,448,604 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M + 3.750%) 7 .394 01/15/31 3,461,105
363,699 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .889 10/01/32 365,063
1,775,152 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .132 01/08/29 1,782,918
515,661 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .644 12/03/31 515,875
1,921,414 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .144 12/19/30 1,925,276
705,875 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6 .894 11/26/31 690,216
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,740,453
INSURANCE - 0.2%
650,361 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .644 11/06/30 589,933
1,970,113 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 09/19/31 1,946,166
311,018 (a) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7 .913 09/19/30 308,362
4,400,187 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .144 06/16/31 4,258,874
3,368,480 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .922 06/20/30 3,368,800
929,129 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644 09/15/31 928,548
4,621,908 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .144 07/31/31 4,571,645
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .482 05/06/31 899,818
3,925,238 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .982 09/27/30 3,914,443
1,935,685 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .982 11/23/29 1,931,572
TOTAL INSURANCE 22,718,161
MATERIALS - 0.1%
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .819 04/13/29 3,593,420
488,338 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5 .663 06/12/31 488,687
194,056 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .394 02/15/30 194,623
2,816,977 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .894 03/03/31 2,642,676
1,383,855 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .144 09/30/31 1,382,907
TOTAL MATERIALS 8,302,313
MEDIA & ENTERTAINMENT - 0.0%
852,797 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .736 10/31/28 853,330
TOTAL MEDIA & ENTERTAINMENT 853,330
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
565,479 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5 .370 10/29/32 566,115
1,096,339 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .894 05/05/28 1,100,598
2,493,891 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .894 05/19/31 2,495,450
3,081,027 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.500%) 6 .144 12/12/31 3,085,202

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 204,691 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644% 04/20/29 $ 204,307
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,451,672
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
418,657 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .144 01/31/30 419,442
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 419,442
SOFTWARE & SERVICES - 0.2%
104,746 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.168%, PIK 7.500%) 11 .144 08/01/28 93,617
2,661,642 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6 .394 11/25/31 2,592,333
1,747,743 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6 .416 07/30/31 1,579,706
635,748 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5 .644 01/23/32 627,404
9,949 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .370 05/01/31 9,125
2,000,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 1,829,440
209 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .144 10/09/29 202
2,063,565 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6 .394 05/30/31 1,976,895
3,042,738 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 09/12/29 3,011,216
1,885,833 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .394 01/31/30 1,849,304
96,889 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .004 05/15/28 99,256
514,708 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .504 05/15/28 468,259
452,438 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6 .994 04/24/28 424,020
1,112,649 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .482 10/03/31 1,044,037
507,010 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913 02/10/31 478,663
2,443,750 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .394 09/28/29 2,389,877
TOTAL SOFTWARE & SERVICES 18,473,354
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
572 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .402 11/30/29 543
108,755 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .927 09/22/31 109,163
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 109,706
TELECOMMUNICATION SERVICES - 0.0%
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6 .740 10/15/29 915,913
823,308 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%), (cash 6.758%, PIK 0.500%) 3 .629 03/11/30 824,131
TOTAL TELECOMMUNICATION SERVICES 1,740,044
TRANSPORTATION - 0.0%
1,593,346 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .413 03/21/31 1,591,856
482,625 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .925 04/20/28 482,738
193,575 (a) XPO Logistics, Inc., Term Loan B, (Prime + TSFR1M + 1.000%) 6 .197 02/03/31 194,574
TOTAL TRANSPORTATION 2,269,168
UTILITIES - 0.0%
2,327,880 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .387 11/26/32 2,318,324
TOTAL UTILITIES 2,318,324
TOTAL BANK LOAN OBLIGATIONS
(Cost $144,579,041) 143,399,333
SHARES DESCRIPTION VALUE
COMMON STOCKS - 1.5%
FINANCIAL SERVICES - 1.5%
2,377,000 Nuveen Securitized Income ETF 60,041,831
3,965,434 (b) Nuveen Ultra Short Income ETF 100,178,363
TOTAL FINANCIAL SERVICES 160,220,194
MATERIALS - 0.0%
7,740 (c) Kleopatra Finco Sarl 16,475
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
7,740 (c) Kleopatra Finco Sarl 16,476
TOTAL MATERIALS 148,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (c) Bright Bidco BV 1,559

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
7,607 (c) Bright Bidco BV $ 1,141
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,700
TELECOMMUNICATION SERVICES - 0.0%
5,099 (c) Altice France Lux 3 S.A. 100,454
TOTAL TELECOMMUNICATION SERVICES 100,454
TRANSPORTATION - 0.0%
726 (c) MLN US Holdco LLC 36
TOTAL TRANSPORTATION 36
TOTAL COMMON STOCKS
(Cost $160,980,342) 160,471,667
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 28.5%
AUTOMOBILES & COMPONENTS - 0.4%
$ 350,000 (d) Clarios Global LP 6 .750% 02/15/30 360,650
580,000 (d) Cyprium Corp 6 .125 04/15/31 579,975
164,000 Dana, Inc 4 .250 09/01/30 163,446
4,000,000 (d) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 4,048,457
3,550,000 General Motors Financial Co, Inc 5 .850 04/06/30 3,667,732
12,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 10,978,602
9,350,000 General Motors Financial Co, Inc 5 .600 06/18/31 9,571,467
2,000,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 1,911,836
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,512,005
695,000 Goodyear Tire & Rubber Co 8 .875 07/15/32 701,033
500,000 (d) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 503,278
1,360,000 (d) Phinia, Inc 6 .625 10/15/32 1,389,195
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 767,086
3,665,000 (d) ZF North America Capital, Inc 6 .750 04/23/30 3,634,307
505,000 (d) ZF North America Capital, Inc 7 .500 03/24/31 508,406
TOTAL AUTOMOBILES & COMPONENTS 43,297,475
BANKS - 6.0%
1,725,000 (a),(d),(e),(f) Akbank TAS, (DGS5 + 4.221%) 7 .950 N/A 1,663,835
3,800,000 (e),(f) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,149,729
1,725,000 (d) Banco Bradesco S.A. 6 .500 01/22/30 1,775,111
1,428,000 (d),(f) Banco Davivienda S.A. 8 .125 07/02/35 1,477,980
2,000,000 (d) Banco do Brasil S.A. 6 .000 03/18/31 2,026,986
2,400,000 (d) Banco do Brasil S.A. 5 .625 10/23/31 2,376,960
1,325,000 (d) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 1,298,977
2,675,000 (d),(e),(f) Banco Mercantil del Norte S.A. 8 .000 N/A 2,679,013
2,000,000 (d),(e),(f) Banco Mercantil del Norte S.A. 8 .375 N/A 2,048,000
2,725,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,701,975
6,475,000 (d),(f) Banco Nacional de Mexico S.A. 6 .697 08/07/36 6,377,228
3,500,000 (d) Banco Santander Chile 4 .550 11/20/30 3,447,500
7,400,000 (e),(f) Banco Santander S.A. 9 .625 N/A 8,721,662
2,600,000 (f) Bancolombia S.A. 8 .625 12/24/34 2,775,523
1,800,000 (d) Bangkok Bank PCL 5 .650 07/05/34 1,847,253
2,400,000 (d) Bangkok Bank PCL 5 .082 11/26/35 2,365,595
2,600,000 (d),(f) Bangkok Bank PCL 3 .466 09/23/36 2,361,097
4,000,000 (d),(f) Bank Hapoalim BM, Reg S 3 .255 01/21/32 3,960,136
1,250,000 (d) Bank Hapoalim BM, Reg S 5 .252 01/14/33 1,234,056
4,500,000 (f) Bank Leumi Le-Israel BM, Reg S 5 .740 09/09/36 4,468,388
45,500,000 Bank of America Corp 5 .288 04/25/34 46,106,265
22,025,000 Bank of America Corp 5 .744 02/12/36 22,469,170
15,175,000 Bank of America Corp 2 .676 06/19/41 11,015,204
16,150,000 (e) Bank of America Corp 6 .625 N/A 16,650,311
10,175,000 (b),(e) Bank of New York Mellon Corp 6 .300 N/A 10,468,976
6,775,000 Barclays plc 5 .367 02/25/31 6,870,231
4,700,000 Barclays plc 3 .330 11/24/42 3,523,341
8,725,000 (e),(f) Barclays plc 9 .625 N/A 9,674,996
3,350,000 (d),(f) BBVA Bancomer S.A. 5 .125 01/18/33 3,284,340
1,100,000 (d),(f) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,134,100
5,750,000 (d) BNP Paribas S.A. 4 .916 01/15/34 5,640,782

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.0% (continued)
$ 20,000,000 (d),(e),(f) BNP Paribas S.A. 7 .450 % N/A $ 20,635,400
7,725,000 (d) BPCE S.A. 5 .417 01/13/37 7,567,377
4,025,000 Citigroup, Inc 3 .200 10/21/26 4,012,009
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,200,541
3,800,000 Citigroup, Inc 4 .450 09/29/27 3,793,845
2,250,000 Citigroup, Inc 4 .125 07/25/28 2,226,581
7,700,000 Citigroup, Inc 4 .542 09/19/30 7,645,912
8,425,000 (e) Citigroup, Inc 7 .625 N/A 8,753,920
10,000,000 (e) Citigroup, Inc 6 .625 N/A 10,187,970
8,650,000 (d) Credit Agricole S.A. 5 .222 05/27/31 8,720,246
9,600,000 (b),(d),(e),(f) Credit Agricole S.A. 7 .125 N/A 9,890,390
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,718,669
700,000 (d) Development Bank of Kazakhstan JSC 2 .950 05/06/31 633,721
1,675,000 (d) Grupo Aval Ltd 4 .375 02/04/30 1,589,801
635,000 (d),(e) Hana Bank 3 .500 N/A 632,551
10,000,000 (e),(f) HSBC Holdings plc 8 .000 N/A 10,349,900
6,400,000 (e),(f) HSBC Holdings plc 6 .950 N/A 6,631,398
11,600,000 ING Groep NV 4 .803 03/23/32 11,522,298
10,450,000 (e),(f) ING Groep NV 7 .000 N/A 10,752,946
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,966,437
2,000,000 (d) Itau Unibanco Holding S.A. 6 .000 02/27/30 2,051,500
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,518,651
9,975,000 JPMorgan Chase & Co 5 .140 01/24/31 10,087,169
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 9,988,072
29,425,000 JPMorgan Chase & Co 5 .350 06/01/34 29,918,848
5,625,000 JPMorgan Chase & Co 6 .254 10/23/34 6,020,425
16,000,000 JPMorgan Chase & Co 5 .766 04/22/35 16,641,822
5,000,000 JPMorgan Chase & Co 5 .294 07/22/35 5,051,896
18,550,000 JPMorgan Chase & Co 5 .572 04/22/36 19,070,105
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,322,195
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 11,065,955
12,500,000 (e) JPMorgan Chase & Co 6 .875 N/A 13,094,525
5,900,000 (e),(f) Lloyds Banking Group plc 6 .750 N/A 6,063,755
7,150,000 (e) M&T Bank Corp 3 .500 N/A 7,096,079
1,150,000 (d),(f) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 1,150,709
16,700,000 Morgan Stanley Bank NA 4 .788 05/10/30 16,716,493
6,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 6,769,326
34,710,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 34,115,800
6,000,000 (e),(f) NatWest Group plc 8 .125 N/A 6,640,764
6,300,000 (b),(d) NBK SPC Ltd 1 .625 09/15/27 6,254,735
3,000,000 (d),(e) NBK Tier  Financing Ltd 3 .625 N/A 2,985,774
4,720,000 PNC Bank NA 2 .700 10/22/29 4,434,888
5,100,000 PNC Financial Services Group, Inc 5 .575 01/29/36 5,228,284
4,105,000 (e) PNC Financial Services Group, Inc 3 .400 N/A 4,089,045
6,000,000 (e) PNC Financial Services Group, Inc 6 .200 N/A 6,083,586
4,800,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 4,763,703
1,960,000 Truist Bank 2 .250 03/11/30 1,788,627
3,700,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 3,671,568
3,400,000 US Bancorp 4 .839 02/01/34 3,354,841
5,475,000 Wells Fargo & Co 2 .393 06/02/28 5,366,335
7,900,000 Wells Fargo & Co 6 .303 10/23/29 8,172,145
14,750,000 Wells Fargo & Co 4 .844 05/20/32 14,700,135
18,725,000 Wells Fargo & Co 5 .605 04/23/36 19,193,511
6,825,000 (e) Wells Fargo & Co 7 .625 N/A 7,180,705
10,000,000 (e) Wells Fargo & Co 6 .125 N/A 10,118,380
TOTAL BANKS 645,796,983
CAPITAL GOODS - 1.2%
1,315,000 (d) ADI Escrow Issuer LLC 7 .125 07/15/34 1,339,056
520,000 (d) Advanced Drainage Systems, Inc 5 .375 03/01/34 508,057
2,205,000 (d) AECOM 6 .000 08/01/33 2,208,151
2,430,000 (d) Airbus SE 3 .150 04/10/27 2,410,071
975,000 (d) Albion Financing  SARL 7 .000 05/21/30 1,009,538

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 770,000 (d) Allison Transmission, Inc 5 .875% 12/01/33 $ 767,610
650,000 (d) BAE Systems plc 1 .900 02/15/31 574,105
1,350,000 Boeing Co 3 .250 02/01/28 1,321,431
3,600,000 Boeing Co 5 .705 05/01/40 3,660,645
24,025,000 Boeing Co 5 .805 05/01/50 23,735,875
915,000 (d) Carpenter Technology Corp 5 .625 03/01/34 914,307
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,197,623
1,465,000 (d) Columbus McKinnon Corp 7 .125 01/31/33 1,468,119
5,800,000 Eaton Corp 4 .200 03/06/31 5,684,730
3,900,000 Eaton Corp 4 .800 03/06/36 3,826,130
400,000 (d) Esab Corp 6 .250 04/15/29 405,848
955,000 (d) Esab Corp 5 .625 04/01/31 956,036
455,000 (d) Goat Holdco LLC 6 .750 02/01/32 466,317
665,000 (d) Herc Holdings, Inc 6 .625 06/15/29 678,947
425,000 (d) Herc Holdings, Inc 7 .000 06/15/30 440,116
1,250,000 (d) Herc Holdings, Inc 5 .750 03/15/31 1,248,420
665,000 (d) Herc Holdings, Inc 7 .250 06/15/33 693,300
1,295,000 (b),(d) Herc Holdings, Inc 6 .000 03/15/34 1,286,396
7,075,000 (d) Honeywell Aerospace, Inc 4 .950 03/16/36 6,966,970
6,650,000 (d) Honeywell Aerospace, Inc 5 .732 03/16/56 6,649,685
5,525,000 Howmet Aerospace, Inc 4 .550 11/15/32 5,432,987
2,000,000 (d) IHS Holding Ltd 7 .875 05/29/30 2,057,544
1,500,000 (b),(d) IHS Holding Ltd 8 .250 11/29/31 1,568,209
6,958,000 L3Harris Technologies, Inc 5 .400 07/31/33 7,113,026
5,000,000 L3Harris Technologies, Inc 5 .350 06/01/34 5,079,995
2,365,000 (d) Lsf12 Helix Parent LLC 7 .125 02/01/33 2,289,829
1,095,000 (d) Masterbrand, Inc 7 .000 07/15/32 1,109,820
280,000 (d) MITER BRAND 6 .750 04/01/32 277,590
1,000,000 (d) Quikrete Holdings, Inc 6 .375 03/01/32 1,021,177
590,000 (d) QXO Building Products, Inc 6 .500 07/15/31 601,311
820,000 (d) QXO Building Products, Inc 6 .875 07/15/34 841,792
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,592,243
6,500,000 Raytheon Technologies Corp 6 .000 03/15/31 6,859,076
1,800,000 (d) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,920,136
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,738,750
1,665,000 (d) Standard Building Solutions, Inc 6 .250 08/01/33 1,653,417
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,618,628
1,470,000 (d) TransDigm, Inc 6 .000 01/15/33 1,484,441
675,000 (d) TransDigm, Inc 6 .125 07/31/34 674,132
3,000,000 (d) United Rentals North America, Inc 5 .375 11/15/33 2,954,737
2,000,000 (d) WESCO Distribution, Inc 5 .250 04/15/31 1,979,476
480,000 (d) WESCO Distribution, Inc 6 .375 03/15/33 492,479
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,659,880
TOTAL CAPITAL GOODS 131,438,158
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (d) ADT Corp 4 .875 07/15/32 1,564,030
2,250,000 (d) Bidvest Group UK plc 6 .200 09/17/32 2,269,300
890,000 (d) CACI International, Inc 6 .375 06/15/33 902,656
590,000 (d) Clean Harbors, Inc 5 .750 10/15/33 593,878
81,030 CSC ServiceWorks East LLC 9 .107 09/04/30 83,448
570,000 (d) Garda World Security Corp 6 .500 01/15/31 577,854
715,000 (d) GFL Environmental Holdings US, Inc 5 .500 02/01/34 699,333
1,300,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,273,484
395,000 (d) Science Applications International Corp 5 .875 11/01/33 389,030
3,675,000 Verisk Analytics, Inc 5 .250 03/15/35 3,653,764
420,000 Verisk Analytics, Inc 3 .625 05/15/50 297,261
1,235,000 Waste Management, Inc 1 .500 03/15/31 1,073,314
7,700,000 Waste Management, Inc 4 .950 03/15/35 7,682,348
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,059,700
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
15,800,000 Amazon.com, Inc 4 .250 03/13/31 15,557,544
11,900,000 Amazon.com, Inc 4 .875 03/13/36 11,714,396

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7% (continued)
$ 3,525,000 Amazon.com, Inc 5 .800% 03/13/56 $ 3,502,512
2,670,000 (d) Asbury Automotive Group, Inc 4 .625 11/15/29 2,599,881
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 722,142
925,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 943,580
3,750,000 (d) El Puerto de Liverpool SAB de C.V. 5 .750 02/10/38 3,609,375
480,000 (d) Gee Automotive Holdings LLC 7 .250 03/01/31 486,351
550,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 535,525
636,000 Kohl's Corp 5 .125 05/01/31 568,560
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 778,900
790,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 823,127
850,000 (d) Lithia Motors, Inc 4 .625 12/15/27 845,949
2,450,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 2,462,252
2,445,000 (d) Michaels Cos, Inc 8 .500 03/15/33 2,421,759
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,153,469
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,066,126
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 8,332,552
1,050,000 O'Reilly Automotive, Inc 5 .100 03/12/36 1,040,297
437,000 (d) Prosus NV 4 .850 07/06/27 436,923
1,425,000 (d) Prosus NV 4 .193 01/19/32 1,354,245
1,500,000 (d) QXO Building Products, Inc 6 .750 04/30/32 1,548,869
1,000,000 (d) Staples, Inc 10 .750 09/01/29 953,948
3,025,000 Walmart, Inc 4 .350 04/28/30 3,030,819
7,325,000 Walmart, Inc 4 .150 04/30/31 7,240,876
460,000 (d) Wand NewCo 3, Inc 7 .625 01/30/32 475,792
335,000 (d) Wayfair LLC 7 .250 10/31/29 345,740
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 76,551,509
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (d) CD&R Smokey Buyer, Inc 9 .500 10/15/29 530,001
5,000,000 Lennar Corp 5 .000 06/15/27 5,011,096
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,183,514
400,000 (d) TopBuild Corp 5 .625 01/31/34 403,892
TOTAL CONSUMER DURABLES & APPAREL 7,128,503
CONSUMER SERVICES - 0.3%
1,035,000 (d) 1011778 BC ULC 6 .125 06/15/29 1,050,530
1,000,000 (b),(d) Caesars Entertainment, Inc 6 .000 10/15/32 906,160
2,570,000 (d) Carnival Corp Ltd 5 .750 08/01/32 2,595,102
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,998,107
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,342,463
1,960,000 (d) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,988,743
2,990,000 (d) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,023,312
1,655,000 (d) Hilton Domestic Operating Co, Inc 5 .500 09/15/31 1,659,233
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 2,013,600
1,050,000 (d) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,053,934
1,155,000 (d) Hilton Domestic Operating Co, Inc 5 .500 03/31/34 1,145,096
350,000 (d) Light & Wonder International, Inc 7 .500 09/01/31 362,764
500,000 (d) Light & Wonder International, Inc 6 .250 10/01/33 497,290
425,000 (d) Marriott Ownership Resorts, Inc 4 .500 06/15/29 410,109
1,000,000 (d) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 843,794
1,475,000 MGM Resorts International 6 .125 09/15/29 1,489,468
1,420,000 (d) Motion Finco Sarl 8 .375 02/15/32 1,199,426
400,000 (d) NCL Corp Ltd 5 .875 01/15/31 388,221
625,000 (d) NCL Corp Ltd 6 .250 09/15/33 606,980
2,335,000 Sands China Ltd 2 .300 03/08/27 2,297,337
1,400,000 Sands China Ltd 5 .400 08/08/28 1,410,100
1,200,000 Service Corp International 5 .750 10/15/32 1,204,829
1,980,000 (d) Six Flags Entertainment Corp 6 .625 05/01/32 2,005,993
1,175,000 (d) Wynn Macau Ltd 5 .625 08/26/28 1,167,428
1,100,000 (d) Wynn Resorts Finance LLC 6 .250 03/15/33 1,104,121
TOTAL CONSUMER SERVICES 35,764,140
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,533,503
780,000 (d) Albertsons Cos, Inc 5 .500 03/31/31 762,133

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 500,000 (d) Albertsons Cos, Inc 6 .250% 03/15/33 $ 495,595
1,560,000 (d) Albertsons Cos, Inc 5 .750 03/31/34 1,485,659
18,300,000 Kroger Co 5 .000 09/15/34 18,058,233
7,325,000 Kroger Co 5 .500 09/15/54 6,870,566
785,000 (d) US Foods, Inc 6 .875 09/15/28 802,125
5,900,000 Walmart, Inc 2 .500 09/22/41 4,233,863
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,241,677
ENERGY - 2.4%
2,500,000 (d) Antero Midstream Partners LP 5 .750 01/15/28 2,499,147
2,000,000 (d) Antero Midstream Partners LP 6 .625 02/01/32 2,042,752
900,000 (d) Antero Midstream Partners LP 5 .750 10/15/33 891,317
1,580,000 (d) Archrock Partners LP 6 .625 09/01/32 1,611,420
855,000 (d) Archrock Services LP 6 .000 02/01/34 849,866
765,000 (d) Borr IHC Ltd 8 .750 01/15/32 747,113
9,200,000 BP Capital Markets America, Inc 5 .227 11/17/34 9,320,610
400,000 (d) Buckeye Partners LP 6 .750 02/01/30 413,122
12,300,000 Cheniere Energy Partners LP 4 .000 03/01/31 11,833,256
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,894,987
6,900,000 Cheniere Energy Partners LP 5 .550 10/30/35 7,009,010
280,000 (d) Chord Energy Corp 6 .000 10/01/30 281,183
2,000,000 (d) Chord Energy Corp 6 .750 03/15/33 2,029,612
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,827,936
1,475,000 (d) CNX Resources Corp 7 .250 03/01/32 1,519,614
1,270,000 (d) CNX Resources Corp 5 .875 03/01/34 1,235,885
835,000 (d) CVR Energy, Inc 7 .500 02/15/31 831,026
2,370,000 (d) Delek Logistics Partners LP 6 .875 06/01/34 2,358,826
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,754,232
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,439,173
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 1,069,098
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,087,094
2,975,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 2,715,354
6,875,000 Enbridge, Inc 5 .700 03/08/33 7,098,798
3,960,000 Enbridge, Inc 2 .500 08/01/33 3,377,108
10,350,000 Enbridge, Inc 8 .500 01/15/84 11,832,089
1,450,000 (d) Energean Israel Finance Ltd, Reg S 8 .500 09/30/33 1,528,107
3,800,000 Energy Transfer LP 5 .350 01/15/36 3,784,021
450,000 Energy Transfer LP 5 .400 10/01/47 408,047
4,625,000 Energy Transfer LP 5 .000 05/15/50 3,914,438
3,975,000 Energy Transfer LP 5 .950 05/15/54 3,804,652
10,000,000 (e) Energy Transfer LP 7 .125 N/A 10,318,150
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,401,347
673,000 EQT Corp 4 .500 01/15/29 668,163
2,100,000 (d) Esentia Energy Development SAB de C.V. 6 .125 07/30/33 2,091,180
1,600,000 Expand Energy Corp 5 .700 01/15/35 1,617,910
1,979,610 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,759,402
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,393,308
580,000 (d) Harvest Midstream I LP 6 .750 05/15/34 588,268
1,450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 1,444,367
1,450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 1,404,530
2,000,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 2,082,539
3,500,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 3,167,702
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,033,056
765,000 (d) Kodiak Gas Services LLC 5 .875 04/01/31 766,961
335,000 (d) Kodiak Gas Services LLC 6 .500 10/01/33 339,574
500,000 (d) Kodiak Gas Services LLC 6 .750 10/01/35 512,933
725,000 (d) Kosmos Energy Ltd 8 .750 10/01/31 592,959
15,040,000 Marathon Petroleum Corp 3 .800 04/01/28 14,838,841
2,750,000 (b) Marathon Petroleum Corp 5 .000 09/15/54 2,355,703
520,000 (d) Matador Resources Co 6 .000 04/15/34 506,953
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,547,510
710,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 705,422
7,235,000 MPLX LP 2 .650 08/15/30 6,659,729

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.4% (continued)
$ 7,735,000 (d) Northern Natural Gas Co 3 .400% 10/16/51 $ 5,230,313
1,600,000 ONEOK, Inc 5 .700 11/01/54 1,485,291
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,251,504
3,600,000 (d) Pertamina Hulu Energi PT 5 .250 05/21/30 3,593,518
1,667,000 Petrobras Global Finance BV 5 .999 01/27/28 1,692,132
2,925,000 (b) Petrobras Global Finance BV 6 .250 01/10/36 2,913,154
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,182,000
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 6,299,253
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,798,127
4,870,000 (d) Petronas Capital Ltd 4 .950 01/03/31 4,929,724
1,850,000 (d) Petronas Capital Ltd 5 .340 04/03/35 1,896,256
1,000,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 959,363
860,000 Phillips 66 Co 3 .150 12/15/29 818,623
775,000 Phillips 66 Co 4 .680 02/15/45 662,693
2,050,000 (d) Promigas S.A. ESP 3 .750 10/16/29 1,930,039
3,000,000 (d) Qatar Petroleum 2 .250 07/12/31 2,662,542
2,100,000 (d) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,160,250
8,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 8,284,099
3,175,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,835,100
2,270,000 (d) Seadrill Finance Ltd 6 .750 07/15/34 2,191,472
2,196,000 (d) SierraCol Energy Andina LLC 9 .000 11/14/30 2,157,570
705,000 (d) SM Energy Co 6 .625 04/15/34 693,948
2,235,000 (d) Sunoco LP 7 .000 05/01/29 2,296,373
1,150,000 Sunoco LP 4 .500 05/15/29 1,124,449
2,000,000 (d) Sunoco LP 4 .500 10/01/29 1,942,375
1,260,000 (d) Sunoco LP 4 .625 05/01/30 1,217,004
500,000 (d) Sunoco LP 5 .625 03/31/31 496,353
500,000 (d) Sunoco LP 5 .875 03/15/34 493,144
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,084,883
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 3,686,068
2,000,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,932,416
7,835,000 TransCanada Trust 5 .500 09/15/79 7,794,188
777,000 (d) Transocean, Inc 8 .750 02/15/30 807,386
2,125,000 (d) USA Compression Partners LP 7 .125 03/15/29 2,176,720
400,000 (d) USA Compression Partners LP 6 .250 10/01/33 396,571
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,877,711
3,000,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 3,202,671
1,500,000 (d) Venture Global LNG, Inc 6 .375 12/15/34 1,474,143
550,000 (d) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 562,737
635,000 (d) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 661,659
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,713,554
TOTAL ENERGY 255,372,776
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
6,850,000 Agree LP 2 .000 06/15/28 6,519,150
2,175,000 American Homes 4 Rent LP 5 .250 03/15/35 2,167,671
600,000 American Tower Corp 3 .375 10/15/26 598,340
1,200,000 American Tower Corp 3 .600 01/15/28 1,182,873
5,370,000 American Tower Corp 1 .500 01/31/28 5,118,501
5,800,000 American Tower Corp 3 .800 08/15/29 5,655,094
6,950,000 American Tower Corp 2 .900 01/15/30 6,528,886
1,375,000 American Tower Corp 2 .100 06/15/30 1,243,020
890,000 American Tower Corp 1 .875 10/15/30 789,887
5,400,000 American Tower Corp 5 .400 01/31/35 5,464,138
9,650,000 American Tower Corp 5 .350 03/15/35 9,712,841
10,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 9,805,302
801,445 (d) CFE Fibra E 5 .875 09/23/40 780,206
7,735,000 Essential Properties LP 2 .950 07/15/31 6,986,525
3,200,000 Essex Portfolio LP 3 .000 01/15/30 3,020,372
5,575,000 Essex Portfolio LP 5 .375 04/01/35 5,643,617
1,440,000 (d) FIBRA ProLogis 5 .500 11/26/35 1,397,520
1,750,000 (d) FIBRA ProLogis 5 .625 01/14/38 1,688,925
3,500,000 (d) Fibra SOMA Trust F 7 .125 05/28/36 3,479,630

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2% (continued)
$ 3,000,000 Healthcare Realty Holdings LP 3 .625% 01/15/28 $ 2,947,173
8,015,000 Healthcare Realty Holdings LP 3 .100 02/15/30 7,543,209
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,512,951
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 806,176
7,500,000 Highwoods Realty LP 3 .875 03/01/27 7,472,481
1,025,000 Highwoods Realty LP 4 .125 03/15/28 1,009,754
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,320,551
8,010,000 Highwoods Realty LP 3 .050 02/15/30 7,460,723
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,860,886
1,310,000 (d) Iron Mountain, Inc 6 .250 01/15/33 1,323,721
1,655,000 (d) Iron Mountain, Inc 6 .250 01/15/35 1,661,451
600,000 (d) Millrose Properties, Inc 6 .250 09/15/32 605,221
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,320,850
345,000 (d) MPT Operating Partnership LP 8 .500 02/15/32 353,208
1,075,000 ProLogis LP 2 .875 11/15/29 1,017,337
995,000 (d) RHP Hotel Properties LP 5 .750 03/15/34 985,770
7,500,000 (d) SBA Tower Trust 1 .631 11/15/26 7,422,347
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 125,406,307
FINANCIAL SERVICES - 2.5%
9,875,000 AerCap Ireland Capital DAC 3 .000 10/29/28 9,505,353
4,690,000 Block, Inc 6 .500 05/15/32 4,788,096
360,000 (d) Block, Inc 6 .000 08/15/33 362,486
415,000 (d) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 415,295
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,479,242
5,490,000 (b),(e) Capital One Financial Corp 3 .950 N/A 5,472,979
6,450,000 (e) Charles Schwab Corp 6 .100 N/A 6,451,419
617,622 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 588,296
2,500,000 Corebridge Financial, Inc 6 .050 09/15/33 2,612,134
3,475,000 Corebridge Financial, Inc 5 .750 01/15/34 3,569,502
1,675,000 (d) DAE Funding LLC 4 .950 01/15/33 1,616,209
7,400,000 (e),(f) Deutsche Bank AG., Reg S 8 .130 N/A 7,816,095
2,275,000 Discover Bank 2 .700 02/06/30 2,125,909
1,665,000 (d) Encore Capital Group, Inc 6 .625 04/15/31 1,684,144
5,500,000 (d) Encore Capital Group, Inc 6 .625 06/01/32 5,507,656
1,705,000 (d) FirstCash, Inc 6 .875 03/01/32 1,752,034
2,420,000 (d) FirstCash, Inc 6 .125 05/01/34 2,408,720
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,594,679
12,425,000 Goldman Sachs Group, Inc 5 .330 07/23/35 12,467,146
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 392,594
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,718,209
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,682,905
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 554,616
10,000,000 (e) Goldman Sachs Group, Inc 7 .500 N/A 10,489,420
5,900,000 (e) Goldman Sachs Group, Inc 7 .500 N/A 6,193,195
925,000 Icahn Enterprises LP 5 .250 05/15/27 914,226
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,245,552
5,400,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 4,909,322
2,500,000 (d) Jane Street Group 6 .125 11/01/32 2,500,520
715,000 (d) Jane Street Group 6 .750 05/01/33 735,282
2,500,000 (d) Minejesa Capital BV 5 .625 08/10/37 2,384,375
11,950,000 Morgan Stanley 3 .125 07/27/26 11,945,679
685,000 Morgan Stanley 3 .950 04/23/27 682,770
15,450,000 Morgan Stanley 4 .708 03/12/32 15,259,071
14,825,000 Morgan Stanley 4 .809 04/16/32 14,709,753
15,750,000 Morgan Stanley 5 .250 04/21/34 15,849,151
3,625,000 Morgan Stanley 5 .424 07/21/34 3,681,231
3,675,000 Morgan Stanley 5 .831 04/19/35 3,812,676
6,475,000 Morgan Stanley 5 .320 07/19/35 6,506,177
9,475,000 Morgan Stanley 5 .664 04/17/36 9,726,952
14,025,000 Morgan Stanley 5 .296 04/10/37 13,955,318
2,350,000 (d) Muthoot Finance Ltd 6 .375 04/23/29 2,352,914
625,000 (d) Muthoot Finance Ltd 5 .750 08/04/30 611,143

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.5% (continued)
$ 5,000,000 Navient Corp 5 .000% 03/15/27 $ 4,960,485
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,333,457
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,144,941
5,000,000 OneMain Finance Corp 4 .000 09/15/30 4,621,706
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,034,580
549,000 OneMain Finance Corp 6 .500 03/15/33 540,233
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 363,972
400,000 (d) PennyMac Financial Services, Inc 6 .875 05/15/32 391,455
2,975,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,852,889
1,065,000 (d) Rocket Cos, Inc 6 .125 08/01/30 1,083,288
1,125,000 (d) Rocket Cos, Inc 6 .375 08/01/33 1,144,085
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,800,102
550,000 Springleaf Finance Corp 5 .375 11/15/29 540,220
815,000 (d) Starwood Property Trust, Inc 6 .500 07/01/30 832,294
355,000 (d) Starwood Property Trust, Inc 6 .125 06/01/31 356,877
6,950,000 (e) State Street Corp 6 .700 N/A 7,187,690
1,000,000 (d) SURA Asset Management S.A. 6 .350 05/13/32 1,046,210
7,500,000 (d) UBS Group AG. 5 .617 09/13/30 7,676,093
3,500,000 (d) UBS Group AG. 3 .179 02/11/43 2,621,181
4,000,000 (d),(e),(f) UBS Group AG. 9 .250 N/A 4,620,608
800,000 (d) UWM Holdings LLC 6 .625 02/01/30 745,428
2,000,000 (b),(d) VistaJet Malta Finance plc 6 .375 02/01/30 1,903,067
665,000 (d) Walker & Dunlop, Inc 6 .625 04/01/33 675,595
800,000 (d) WEX, Inc 6 .500 03/15/33 796,552
TOTAL FINANCIAL SERVICES 265,303,453
FOOD, BEVERAGE & TOBACCO - 0.8%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,894,576
16,675,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 16,229,944
12,553,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 11,436,064
1,400,000 (d) Arcor SAIC 7 .600 07/31/33 1,456,000
3,250,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,949,512
3,000,000 (d) Coca-Cola Icecek AS. 4 .500 01/20/29 2,917,345
1,875,000 (d) Embotelladora Andina S.A. 3 .950 01/21/50 1,427,344
1,425,000 (d) Gruma SAB de C.V. 5 .390 12/09/34 1,411,640
2,000,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,734,548
5,550,000 (d) Mars, Inc 5 .200 03/01/35 5,572,069
5,000,000 (d) Mars, Inc 5 .650 05/01/45 4,968,150
3,950,000 (d) Mars, Inc 5 .700 05/01/55 3,891,409
1,500,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 1,496,400
9,000,000 Philip Morris International, Inc 5 .250 02/13/34 9,147,545
680,000 (d) Post Holdings, Inc 6 .250 02/15/32 690,241
2,000,000 (d) Post Holdings, Inc 6 .375 03/01/33 1,984,739
165,000 (d) Post Holdings, Inc 6 .250 10/15/34 162,121
785,000 (d) Post Holdings, Inc 6 .500 03/15/36 776,085
5,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 5,368,680
2,500,000 (d) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 2,553,519
1,305,000 (d) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,319,102
2,305,000 (d),(g) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 2,329,908
TOTAL FOOD, BEVERAGE & TOBACCO 82,716,941
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 649,803
6,250,000 (d) CHS 5 .250 05/15/30 5,897,689
430,000 (d) Concentra Escrow Issuer Corp 6 .875 07/15/32 445,108
8,225,000 CVS Health Corp 5 .450 09/15/35 8,331,400
31,875,000 CVS Health Corp 5 .050 03/25/48 28,154,362
1,000,000 (d) DaVita, Inc 4 .625 06/01/30 968,757
2,000,000 (d) DaVita, Inc 6 .875 09/01/32 2,062,646
1,845,000 (d) DaVita, Inc 6 .750 07/15/33 1,903,761
355,000 (d) Global Medical Response, Inc 7 .375 10/01/32 367,870
2,815,000 HCA, Inc 5 .625 09/01/28 2,858,620
5,000,000 HCA, Inc 3 .500 09/01/30 4,743,184
9,475,000 HCA, Inc 3 .625 03/15/32 8,819,894

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.0% (continued)
$ 2,250,000 HCA, Inc 4 .600% 11/15/32 $ 2,191,431
11,650,000 HCA, Inc 6 .200 03/01/55 11,861,310
1,975,000 (d) IQVIA, Inc 6 .250 06/01/32 2,007,940
2,525,000 (d) LifePoint Health, Inc 7 .000 05/01/34 2,420,116
1,165,000 (d) Molina Healthcare, Inc 6 .500 02/15/31 1,185,149
800,000 (d) Molina Healthcare, Inc 6 .250 01/15/33 801,342
4,250,000 (d) Rede D'or Finance Sarl 6 .550 04/28/36 4,118,675
225,000 Tenet Healthcare Corp 4 .625 06/15/28 223,090
3,780,000 Tenet Healthcare Corp 6 .125 10/01/28 3,795,192
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,429,710
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 3,101,165
850,000 (b),(d) Tenet Healthcare Corp 6 .000 11/15/33 857,432
7,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 6,433,048
2,750,000 UnitedHealth Group, Inc 5 .150 07/15/34 2,775,048
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,038,465
TOTAL HEALTH CARE EQUIPMENT & SERVICES 110,442,207
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
8,175,000 Haleon US Capital LLC 3 .625 03/24/32 7,657,620
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,657,620
INSURANCE - 2.1%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,326,911
700,000 (d) Acrisure LLC 6 .750 07/01/32 629,171
131,000 Aflac, Inc 6 .450 08/15/40 142,221
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 815,058
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,394,823
2,000,000 (d) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,994,515
6,400,000 (d) Allianz SE 6 .350 09/06/53 6,682,125
16,200,000 (b),(d),(e),(f) Allianz SE 6 .550 N/A 16,425,844
11,160,000 Aon Corp 2 .800 05/15/30 10,391,636
1,450,000 Aon Corp 5 .350 02/28/33 1,480,612
2,375,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 2,401,759
1,950,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,848,068
500,000 (d) Asurion LLC 8 .000 12/31/32 503,778
1,090,000 (d) Asurion LLC 8 .375 02/01/34 1,008,990
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 4,398,779
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,325,465
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,134,969
1,300,000 (b) Brown & Brown, Inc 5 .550 06/23/35 1,297,193
8,225,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 7,656,893
2,500,000 (d) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,476,725
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 14,588,001
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 297,096
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,827,283
1,450,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,077,755
1,975,000 (b) Lincoln National Corp 5 .350 11/15/35 1,930,109
9,875,000 MetLife, Inc 6 .350 03/15/55 10,121,026
8,800,000 (d) Omnis Funding Trust 6 .722 05/15/55 9,162,770
3,660,000 (d) Panther Escrow Issuer LLC 7 .125 06/01/31 3,648,329
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 9,841,428
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 3,170,557
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 5,391,234
10,250,000 Prudential Financial, Inc 6 .500 03/15/54 10,610,728
9,575,000 Reinsurance Group of America, Inc 5 .750 09/15/34 9,798,173
5,275,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 5,393,796
985,000 (d) Ryan Specialty LLC 5 .875 08/01/32 969,100
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 11,268,530
18,600,000 UnitedHealth Group, Inc 5 .625 07/15/54 18,188,357
3,900,000 (a),(d) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 3,928,860
1,900,000 (a),(d) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 1,913,300
5,000,000 (a),(d) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 4,969,500
1,750,000 (a),(d) Vitality Re XVII Ltd 0 .000 01/08/30 1,747,725

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.1% (continued)
$ 17,600,000 (d) Wynnton Funding Trust 5 .251% 08/15/35 $ 17,400,627
TOTAL INSURANCE 222,579,819
MATERIALS - 0.9%
875,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 818,763
3,625,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 3,171,968
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 368,974
4,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 4,361,271
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,825,867
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,209,046
1,778,000 (d) Antofagasta plc 2 .375 10/14/30 1,605,801
1,600,000 (d) Antofagasta plc 5 .625 05/13/32 1,635,746
1,150,000 (d) Antofagasta plc 6 .250 05/02/34 1,218,668
950,000 (d) Antofagasta plc 5 .625 09/09/35 961,786
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,505,979
400,000 (d) Avient Corp 6 .250 11/01/31 405,329
1,850,000 Ball Corp 2 .875 08/15/30 1,688,107
6,100,000 Berry Global, Inc 1 .650 01/15/27 6,008,339
1,130,000 (d) Bond US Bidco , Inc 7 .125 06/15/33 1,140,991
1,350,000 (b),(d) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,350,764
1,950,000 Cemex SAB de C.V. 5 .750 06/05/36 1,943,175
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,453,656
1,090,000 (d) Commercial Metals Co 6 .000 12/15/35 1,087,178
3,000,000 (d) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,826,040
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,876,622
3,500,000 (d) Corp Nacional del Cobre de Chile 6 .330 01/13/35 3,675,197
325,000 (d) Corp Nacional del Cobre de Chile 6 .440 01/26/36 345,009
800,000 (d) Freeport Indonesia PT 4 .763 04/14/27 799,641
1,500,000 (d) Fresnillo plc 4 .250 10/02/50 1,165,381
3,975,000 (d) ICL Group Ltd, Reg S 6 .036 06/16/36 3,959,636
1,500,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 1,493,869
4,900,000 (d) Inversiones CMPC S.A. 3 .000 04/06/31 4,297,348
3,000,000 (d) Klabin Austria GmbH 5 .750 04/03/29 3,040,767
903,000 (d) Mineral Resources Ltd 9 .250 10/01/28 932,305
120,000 (d) Mineral Resources Ltd 7 .000 04/01/31 124,213
715,000 (d) Mineral Resources Ltd 6 .000 05/01/32 707,303
585,000 (d) Mineral Resources Ltd 6 .250 05/01/34 575,228
3,000,000 (d) Momentive Performance Materials, Inc 4 .125 10/22/28 2,967,208
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,958,975
1,000,000 (d) OCP S.A. 6 .100 04/30/30 1,021,576
1,600,000 (d) OCP S.A. 3 .750 06/23/31 1,477,700
1,075,000 (d) OCP S.A. 6 .750 05/02/34 1,129,270
1,355,000 (d) Olin Corp 6 .625 04/01/33 1,337,952
1,150,000 (d) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,144,197
1,665,000 (d) Qnity Electronics, Inc 5 .750 08/15/32 1,673,868
535,000 (d) Qnity Electronics, Inc 6 .250 08/15/33 544,328
1,750,000 Sasol Financing USA LLC 4 .375 09/18/26 1,743,828
1,900,000 (d) Sasol Financing USA LLC 8 .750 04/10/33 1,966,500
345,000 (d) Solstice Advanced Materials, Inc 5 .625 09/30/33 342,855
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,252,534
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,432,384
1,720,000 Suzano Netherlands BV 5 .500 01/15/36 1,672,213
3,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 3,342,805
2,000,000 (d) Windfall Mining Group, Inc 5 .854 05/13/32 2,029,504
TOTAL MATERIALS 100,617,664
MEDIA & ENTERTAINMENT - 1.0%
19,825,000 Alphabet, Inc 4 .100 02/15/31 19,479,650
1,508,000 (d) CCO Holdings LLC 5 .125 05/01/27 1,504,938
2,500,000 (d) CCO Holdings LLC 4 .500 08/15/30 2,323,857
5,000,000 (d) CCO Holdings LLC 4 .250 02/01/31 4,502,910
1,265,000 (d) CCO Holdings LLC 7 .000 02/01/33 1,240,568
1,760,000 (b),(d) CCO Holdings LLC 7 .375 02/01/36 1,726,005
10,250,000 Charter Communications Operating LLC 6 .550 06/01/34 10,463,759

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.0% (continued)
$ 5,000,000 Charter Communications Operating LLC 5 .850% 12/01/35 $ 4,839,491
3,265,000 (d) DIRECTV Financing LLC 9 .250 06/01/32 3,317,390
150,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 149,782
1,200,000 (d) Gray Media, Inc 7 .250 08/15/33 1,181,583
1,800,000 (d) Gray Television, Inc 10 .500 07/15/29 1,900,066
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 2,579,070
650,000 Lamar Media Corp 3 .750 02/15/28 637,798
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,983,791
1,000,000 Lamar Media Corp 4 .000 02/15/30 955,885
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,561,629
1,145,000 (d) McGraw-Hill Education, Inc 7 .375 09/01/31 1,163,669
5,750,000 Meta Platforms, Inc 6 .200 05/15/46 5,753,978
11,700,000 Meta Platforms, Inc 5 .625 11/15/55 10,602,033
11,050,000 Meta Platforms, Inc 6 .300 05/15/56 10,999,374
670,000 (d) Neptune Bidco US, Inc 9 .500 02/15/33 677,408
3,155,000 (d) Nexstar Media, Inc 6 .500 09/15/33 3,154,124
1,385,000 (d) Nexstar Media, Inc 7 .250 04/15/34 1,381,509
2,000,000 (d) OAK-Eagle Acquireco, Inc 7 .250 07/01/33 2,092,223
665,000 (d) OAK-Eagle Acquireco, Inc 8 .750 07/01/34 705,779
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,653,560
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,482,436
500,000 (d) Sirius XM Radio, Inc 3 .875 09/01/31 454,154
3,000,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 2,837,130
250,000 Time Warner Cable LLC 5 .875 11/15/40 223,556
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,217,522
570,000 (d) Univision Communications, Inc 8 .875 04/15/33 561,122
1,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 875,175
1,413,000 (d) Ziff Davis, Inc 4 .625 10/15/30 1,328,345
TOTAL MEDIA & ENTERTAINMENT 108,511,269
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
5,750,000 Amgen, Inc 4 .850 02/19/36 5,633,150
28,525,000 Amgen, Inc 5 .650 03/02/53 27,763,469
8,050,000 Augusta SpinCo Corp 4 .656 03/23/31 7,988,556
7,000,000 Augusta SpinCo Corp 4 .945 03/23/33 6,957,037
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,484,254
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,947,557
780,000 (d) BioMarin Pharmaceutical, Inc 5 .500 01/31/34 766,309
10,000,000 Bristol-Myers Squibb Co 5 .550 02/22/54 9,765,741
2,500,000 (d) Organon Finance  LLC 4 .125 04/30/28 2,468,902
3,150,000 (d) Organon Finance  LLC 5 .125 04/30/31 3,116,439
6,850,000 Viatris, Inc 4 .000 06/22/50 4,702,241
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 72,593,655
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
725,000 (d) Kennedy-Wilson, Inc 7 .000 06/01/31 741,120
1,515,000 (d) Kennedy-Wilson, Inc 7 .250 06/01/33 1,547,106
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,288,226
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
9,525,000 Broadcom, Inc 4 .600 07/15/30 9,492,673
11,250,000 Broadcom, Inc 3 .469 04/15/34 10,102,387
4,850,000 Broadcom, Inc 4 .800 10/15/34 4,746,770
1,800,000 Broadcom, Inc 5 .700 01/15/56 1,785,996
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,224,183
3,000,000 (d) TSMC Global Ltd 1 .750 04/23/28 2,862,645
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 33,214,654
SOFTWARE & SERVICES - 1.0%
3,450,000 Accenture Capital, Inc 4 .500 10/04/34 3,308,467
2,250,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,248,774
21,850,000 AppLovin Corp 5 .125 12/01/29 22,031,323
325,000 (d) ASGN, Inc 4 .625 05/15/28 300,847
1,410,000 (d) CoreWeave, Inc 9 .750 10/01/31 1,406,890
570,000 (d) Fair Isaac Corp 6 .000 05/15/33 561,295
2,270,000 (d) Gen Digital, Inc 6 .750 09/30/27 2,276,849

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.0% (continued)
$ 170,000 (d) Gen Digital, Inc 6 .250% 04/01/33 $ 167,553
19,000,000 Microsoft Corp 2 .400 08/08/26 18,962,359
1,850,000 Microsoft Corp 1 .350 09/15/30 1,644,020
1,911,000 Microsoft Corp 2 .525 06/01/50 1,136,400
455,000 (d) Open Text Corp 6 .900 12/01/27 465,236
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,602,028
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 503,828
9,350,000 Oracle Corp 4 .450 09/26/30 9,026,171
5,825,000 Oracle Corp 5 .200 09/26/35 5,453,402
15,525,000 Oracle Corp 5 .700 02/04/36 15,035,261
6,350,000 Oracle Corp 5 .950 09/26/55 5,396,345
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,991,385
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 11,806,846
5,600,000 ServiceNow, Inc 5 .400 05/15/36 5,597,130
TOTAL SOFTWARE & SERVICES 112,922,409
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
5,650,000 Alphabet, Inc 3 .700 02/15/29 5,558,286
1,100,000 Apple, Inc 4 .650 02/23/46 983,891
1,590,000 Apple, Inc 2 .650 02/08/51 964,392
5,625,000 (d) Imola Merger Corp 4 .750 05/15/29 5,524,357
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 947,041
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,977,967
TELECOMMUNICATION SERVICES - 1.7%
955,000 (d) APLD ComputeCo 2 LLC 6 .750 03/15/31 958,431
1,345,000 (d) APLD ComputeCo LLC 7 .000 06/15/31 1,342,243
18,125,000 AT&T, Inc 4 .900 11/01/35 17,562,110
54,975,000 AT&T, Inc 3 .550 09/15/55 35,400,832
8,570,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 8,855,758
2,750,000 (b),(d) Bharti Airtel Ltd 3 .250 06/03/31 2,560,830
450,000 (d) Black Pearl Compute LLC 6 .125 02/15/31 455,767
1,335,000 (d) C&W Senior Finance Ltd 9 .000 01/15/33 1,348,290
1,225,000 (d) CT Trust 5 .125 02/03/32 1,164,020
892,000 (d) Iliad Holding SASU 7 .000 10/15/28 895,827
865,000 (d) Iliad Holding SASU 8 .500 04/15/31 916,411
1,200,000 (d) Level 3 Financing, Inc 6 .875 06/30/33 1,232,880
2,160,000 (d) Level 3 Financing, Inc 7 .000 03/31/34 2,227,258
1,000,000 (d) Level 3 Financing, Inc 8 .500 01/15/36 1,073,834
785,000 (d) Level 3 Financing, Inc 7 .500 02/15/37 805,707
1,362,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,423,590
1,675,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 1,562,993
2,750,000 (d) Millicom International Cellular S.A. 7 .375 04/02/32 2,839,744
220,000 (d) Sable International Finance Ltd 7 .125 10/15/32 218,365
3,575,000 (d) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 3,557,900
1,950,000 (d) STC Sukuk Co II Ltd 4 .489 01/15/31 1,916,323
970,000 (d) SV RNO Property Owner  LLC 5 .875 03/01/31 956,016
1,575,000 (d) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,502,550
23,910,000 T-Mobile USA, Inc 3 .875 04/15/30 23,168,202
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 10,781,624
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 940,943
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 2,964,703
7,700,000 T-Mobile USA, Inc 5 .875 11/15/55 7,497,872
4,500,000 (d) Turk Telekomunikasyon AS. 6 .950 10/07/32 4,453,575
800,000 (d) Uniti Services LLC 7 .500 10/15/33 841,902
1,700,000 (d) Veon Midco BV 7 .450 06/01/33 1,695,813
8,250,000 Verizon Communications, Inc 4 .780 02/15/35 7,980,147
22,200,000 Verizon Communications, Inc 5 .250 04/02/35 22,193,902
2,700,000 Verizon Communications, Inc 5 .875 11/30/55 2,619,481
7,325,000 Verizon Communications, Inc 6 .200 05/14/56 7,405,450
2,415,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 1,984,294

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.7% (continued)
$ 760,000 (d) Windstream Escrow LLC 8 .250% 10/01/31 $ 801,462
TOTAL TELECOMMUNICATION SERVICES 186,107,049
TRANSPORTATION - 0.3%
800,000 (d) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 791,527
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,070,701
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,259,354
2,460,000 (d) Alaska Airlines, Inc 6 .500 06/01/31 2,472,916
1,500,000 (d) DP World Ltd 5 .625 09/25/48 1,389,578
2,274,125 (d) ENA Master Trust 4 .000 05/19/48 1,824,917
1,110,000 (d) Genesee & Wyoming, Inc 6 .250 04/15/32 1,125,909
3,200,000 (d) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 3,280,000
4,000,000 (d) Mexico City Airport Trust 5 .500 07/31/47 3,423,920
5,000,000 (d) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 4,956,450
640,000 (d) Stonepeak Nile Parent LLC 7 .250 03/15/32 662,742
3,760,000 (d) Transnet SOC Ltd 8 .250 02/06/28 3,903,372
465,000 United Airlines Holdings, Inc 5 .375 03/01/31 461,660
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,979,424
TOTAL TRANSPORTATION 31,602,470
UTILITIES - 3.2%
1,254,125 (d) Adani Transmission Ltd 4 .250 05/21/36 1,134,212
5,400,000 AEP Transmission Co LLC 5 .375 06/15/35 5,487,887
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 802,805
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,315,113
725,000 Alabama Power Co 4 .150 08/15/44 600,602
3,000,000 Alabama Power Co 3 .450 10/01/49 2,128,042
4,708,153 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,739,443
14,500,000 Ameren Illinois Co 4 .950 06/01/33 14,530,055
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,640,762
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,876,741
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,933,518
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,109,301
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,086,397
675,000 American Water Capital Corp 3 .450 05/01/50 474,817
760,000 American Water Capital Corp 3 .250 06/01/51 512,279
2,100,000 American Water Capital Corp 5 .700 09/01/55 2,079,751
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,610,344
375,000 Atmos Energy Corp 4 .125 10/15/44 313,729
10,075,000 Atmos Energy Corp 5 .000 12/15/54 9,084,899
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,537,925
1,400,000 (d) Banco Nacional de Comercio Exterior SNC 6 .000 05/14/36 1,389,080
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,846,820
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 6,180,968
850,000 Black Hills Corp 3 .150 01/15/27 844,214
760,000 Black Hills Corp 3 .875 10/15/49 559,554
850,000 (d) California Buyer Ltd 6 .375 02/15/32 852,099
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,092,012
2,675,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 2,619,877
6,875,000 (d) Chpe LLC 4 .875 06/30/31 6,861,615
4,075,000 (d) Chpe LLC 5 .350 06/30/36 4,062,183
940,000 (d) Clearway Energy Operating LLC 5 .750 01/15/34 921,682
6,465,000 CMS Energy Corp 6 .500 06/01/55 6,621,285
2,400,000 (d) Colbun S.A. 5 .375 09/11/35 2,370,635
1,800,000 (d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 1,901,016
3,000,000 (d) Comision Federal de Electricidad 3 .348 02/09/31 2,702,867
1,900,000 (d) Comision Federal de Electricidad 6 .045 01/28/34 1,860,081
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,140,482
6,250,000 Commonwealth Edison Co 2 .750 09/01/51 3,810,106
817,000 Consumers Energy Co 2 .650 08/15/52 488,341
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,382,332
1,390,500 (d) Continuum Green Energy India Pvt 7 .500 06/26/33 1,426,133
725,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 735,752
1,825,000 (d) COX Asset Mexico S.A. de C.V. 7 .125 01/08/32 1,849,800

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.2% (continued)
$ 7,600,000 Dominion Energy, Inc 7 .000% 06/01/54 $ 8,046,834
4,500,000 Dominion Energy, Inc 6 .625 05/15/55 4,641,021
1,500,000 DTE Electric Co 3 .650 03/01/52 1,092,795
3,875,000 DTE Electric Co 5 .400 04/01/53 3,716,446
2,650,000 DTE Electric Co 5 .850 05/15/55 2,682,628
2,725,000 DTE Electric Co 5 .550 03/01/56 2,660,184
7,000,000 Duke Energy Carolinas LLC 5 .400 01/15/54 6,669,003
5,310,000 Duke Energy Progress LLC 2 .500 08/15/50 3,082,988
1,500,000 (d) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,201,725
2,390,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,252,121
1,600,000 (d) Energuate Trust 2 0 6 .350 09/15/35 1,593,429
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,416,183
4,020,000 Exelon Corp 6 .500 03/15/55 4,126,096
3,225,000 (d) Ferrellgas LP 5 .875 04/01/29 3,136,719
2,228,642 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,260,957
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,411,995
5,350,000 Florida Power & Light Co 3 .990 03/01/49 4,188,634
3,850,000 Florida Power & Light Co 5 .700 03/15/55 3,838,263
2,000,000 Georgia Power Co 4 .650 05/16/28 2,005,986
2,000,000 Georgia Power Co 4 .950 05/17/33 2,012,127
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 861,040
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,915,799
2,100,000 Indiana Michigan Power Co 5 .600 03/15/56 2,044,091
6,000,000 (d) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 5,892,547
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 7,112,688
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,611,578
5,625,000 MPLX LP 6 .200 09/15/55 5,649,953
1,650,000 Nevada Power Co 2 .400 05/01/30 1,520,703
2,000,000 (d) Niagara Energy SAC 5 .746 10/03/34 2,004,787
15,720,000 NiSource, Inc 1 .700 02/15/31 13,712,318
1,275,000 NiSource, Inc 5 .300 05/18/36 1,275,866
2,650,000 NiSource, Inc 5 .850 04/01/55 2,627,738
2,845,000 (d) NRG Energy, Inc 2 .450 12/02/27 2,751,134
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,250,578
1,200,000 (d) NRG Energy, Inc 6 .000 02/01/33 1,206,408
1,165,000 (d) NRG Energy, Inc 5 .875 05/15/34 1,158,872
960,000 (d) NRG Energy, Inc 6 .250 11/01/34 972,022
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 169,270
500,000 (d) ONEOK, Inc 5 .625 01/15/28 504,914
350,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 342,692
1,375,000 PECO Energy Co 3 .000 09/15/49 896,631
1,000,000 PECO Energy Co 2 .800 06/15/50 622,597
1,400,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,350,121
2,500,000 (d) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,351,699
1,575,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,505,383
135,000 Potomac Electric Power Co 7 .900 12/15/38 166,153
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,660,433
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,842,175
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,642,693
5,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 4,820,709
10,800,000 Sierra Pacific Power Co 6 .375 09/15/56 10,771,943
1,500,000 (d) Sociedad Transmisora Metropolitana S.p.A 6 .385 12/15/55 1,528,800
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,069,458
3,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 2,485,414
550,000 (d) Superior Plus LP 4 .500 03/15/29 533,309
1,325,000 (d) Talen Energy Supply LLC 6 .375 05/01/33 1,323,328
1,970,000 (d) Talen Energy Supply LLC 6 .250 02/01/34 1,958,026
1,515,000 (d) Talen Energy Supply LLC 6 .500 02/01/36 1,527,358
4,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 3,869,332
1,286,016 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,153,556
4,600,000 Union Electric Co 5 .450 03/15/53 4,392,678
2,250,000 Union Electric Co 5 .125 03/15/55 2,047,279

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.2% (continued)
$ 1,025,000 Virginia Electric and Power Co 2 .950% 11/15/26 $ 1,020,330
19,300,000 Virginia Electric and Power Co 4 .950 03/15/36 18,890,553
11,200,000 Williams Cos, Inc 5 .150 03/15/36 11,008,069
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 5,000,632
1,000,000 Wisconsin Power and Light Co 4 .100 10/15/44 800,584
470,000 Xcel Energy, Inc 4 .800 09/15/41 417,719
TOTAL UTILITIES 348,795,650
TOTAL CORPORATE BONDS
(Cost $3,175,031,379) 3,077,388,281
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 50.3%
FOREIGN GOVERNMENT BONDS - 2.4%
1,575,000 (d) Angolan Government International Bond 8 .750 04/14/32 1,588,222
1,600,000 (d) Angolan Government International Bond 9 .375 05/08/48 1,535,782
2,900,000 Argentina Republic Government International Bond 2 .500 07/09/41 2,167,750
3,200,000 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 2,556,800
2,275,000 (d) Bahamas Government International Bond 8 .250 06/24/36 2,547,977
2,850,000 (d) Baiterek National Investment Holding JSC 5 .200 05/06/33 2,830,484
950,000 (d) Bank Gospodarstwa Krajowego 6 .250 10/31/28 987,840
3,305,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 3,355,703
1,500,000 (d) Barbados Government International Bond 8 .000 06/26/35 1,606,905
950,000 (d) Benin Government International Bond 7 .960 02/13/38 1,007,669
1,500,000 (d) Benin Government International Bond 8 .375 01/23/41 1,617,345
CLP 845,000,000 (d) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 949,577
BRL 22,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 3,618,280
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,712,672
2,850,000 Brazilian Government International Bond 6 .625 03/15/35 2,923,815
695,000 Brazilian Government International Bond 4 .750 01/14/50 513,605
1,500,000 Brazilian Government International Bond 7 .125 05/13/54 1,506,000
2,115,000 Brazilian Government International Bond 7 .250 01/12/56 2,121,874
EUR 1,150,000 Chile Government International Bond 3 .750 01/14/32 1,328,404
5,950,000 Chile Government International Bond 2 .550 01/27/32 5,286,575
1,900,000 Chile Government International Bond 3 .500 01/31/34 1,723,205
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 609,044
990,000 Chile Government International Bond 3 .100 05/07/41 756,855
2,375,000 Colombia Government International Bond 6 .125 01/21/31 2,395,069
2,525,000 Colombia Government International Bond 3 .250 04/22/32 2,187,912
2,000,000 Colombia Government International Bond 6 .125 01/18/41 1,871,000
1,600,000 (d) Costa Rica Government International Bond 7 .000 04/04/44 1,742,688
6,050,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 5,337,612
1,500,000 (d) Dominican Republic International Bond 6 .150 05/17/38 1,489,275
4,765,000 (d) Dominican Republic International Bond 5 .300 01/21/41 4,280,638
2,325,000 (d) Eagle Funding Luxco Sarl 5 .500 08/17/30 2,334,416
3,000,000 (d) Ecuador Government International Bond 8 .750 01/29/34 3,025,500
2,375,000 (d) Ecuador Government International Bond 9 .250 01/29/39 2,437,937
956,102 (d) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 877,224
1,975,000 (d) Egypt Government International Bond 8 .625 02/04/30 2,108,820
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,501,385
3,050,000 (d) Egypt Government International Bond 8 .500 01/31/47 2,982,428
1,875,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,867,772
395,000 European Investment Bank 4 .875 02/15/36 407,487
4,400,000 (d) Export-Import Bank of India 3 .875 02/01/28 4,337,744
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,820,941
518,788 (d) Ghana Government International Bond 5 .000 07/03/29 511,413
1,052,600 (d) Ghana Government International Bond 5 .000 07/03/35 976,495
2,725,000 (d) Guatemala Government International Bond 3 .700 10/07/33 2,421,129
1,100,000 (d) Honduras Government International Bond 5 .625 06/24/30 1,100,110
3,550,000 (d) Honduras Government International Bond 8 .625 11/27/34 4,106,072
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 727,156
2,000,000 (d) Hungary Government International Bond 5 .375 09/26/30 2,028,272
575,000 (d) Hungary Government International Bond 2 .125 09/22/31 498,489

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,975,000 (d) Hungary Government International Bond 5 .500% 03/26/36 $ 2,985,241
500,000 Indonesia Government International Bond 3 .550 03/31/32 463,887
975,000 Indonesia Government International Bond 4 .750 09/10/34 942,387
3,250,000 Indonesia Government International Bond 5 .690 05/29/36 3,319,354
EUR 1,700,000 Indonesia Government International Bond 4 .460 03/04/38 1,882,533
1,375,000 Israel Government International Bond 4 .500 01/13/31 1,344,145
3,320,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 3,297,401
2,125,000 (d) Ivory Coast Government International Bond 8 .075 04/01/36 2,323,571
2,000,000 (d) Ivory Coast Government International Bond 6 .750 02/25/41 1,937,373
1,000,000 (d) Jordan Government International Bond 7 .500 01/13/29 1,044,724
2,000,000 (d) Jordan Government International Bond 5 .750 11/12/32 1,971,864
2,000,000 (d) Kazakhstan Government International Bond 4 .412 10/28/30 1,966,388
1,750,000 (d) Kazakhstan Government International Bond 5 .500 07/01/37 1,787,186
2,000,000 (d) Kommunalbanken AS. 1 .125 06/14/30 1,773,639
844,000 Mexico Government International Bond 5 .850 07/02/32 852,271
1,800,000 Mexico Government International Bond 3 .500 02/12/34 1,532,700
2,000,000 Mexico Government International Bond 5 .625 09/22/35 1,943,000
1,775,000 (b) Mexico Government International Bond 6 .250 08/27/37 1,775,523
3,000,000 Mexico Government International Bond 6 .125 02/09/38 2,943,000
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,316,144
EUR 2,250,000 Mexico Government International Bond 5 .375 05/16/40 2,581,580
5,850,000 Mexico Government International Bond 4 .280 08/14/41 4,598,100
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,628,100
3,000,000 Mexico Government International Bond 6 .400 05/07/54 2,823,000
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,854,125
2,400,000 (d) Morocco Government International Bond 3 .000 12/15/32 2,103,729
2,825,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,689,800
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 377,603
345,000 (d) Nigeria Government International Bond 7 .875 02/16/32 359,298
2,325,000 (d) Nigeria Government International Bond 7 .375 09/28/33 2,340,708
1,250,000 (d) Nigeria Government International Bond 10 .375 12/09/34 1,483,865
2,000,000 (d) Nigeria Government International Bond 8 .631 01/13/36 2,167,382
1,575,000 (d) Oman Government International Bond 5 .375 03/08/27 1,581,025
2,090,000 (d) Oman Government International Bond 6 .000 08/01/29 2,154,916
1,850,000 (d) Oman Government International Bond 6 .500 03/08/47 1,971,743
2,475,000 Oriental Republic of Uruguay 5 .250 09/10/60 2,294,325
2,200,000 (d) Paraguay Government International Bond 6 .100 08/11/44 2,254,054
2,800,000 (d) Paraguay Government International Bond 5 .400 03/30/50 2,586,304
1,965,000 Peruvian Government International Bond 5 .875 08/08/54 1,954,193
620,000 Province of Quebec Canada 7 .500 09/15/29 678,764
3,275,000 (d) Republic of Azerbaijan International Bond 3 .500 09/01/32 3,048,691
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,839,938
PLN 6,600,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,861,827
2,000,000 Republic of Poland Government International Bond 5 .125 09/18/34 2,009,201
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,985,493
ZAR 19,100,000 Republic of South Africa Government Bond 8 .500 01/31/37 1,160,382
2,000,000 (d) Republic of South Africa Government International Bond 7 .100 11/19/36 2,146,377
ZAR 23,400,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,401,676
2,895,000 Republic of South Africa Government International Bond 5 .375 07/24/44 2,449,436
1,475,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,486,199
UGX 7,600,000,000 Republic of Uganda Government Bonds 15 .800 06/23/39 2,070,176
UZS 7,970,000,000 (d) Republic of Uzbekistan International Bond 16 .625 05/29/27 696,127
1,960,000 (d) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,965,830
1,700,000 (d) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,585,228
1,850,000 (d) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,973,780
1,180,000 (d) Romanian Government International Bond 5 .875 01/30/29 1,189,440
RON 4,900,000 Romanian Government International Bond 8 .000 04/29/30 1,118,972
2,000,000 (d) Romanian Government International Bond 3 .000 02/14/31 1,786,465
2,726,000 (d) Romanian Government International Bond 5 .750 03/24/35 2,639,227
2,000,000 (d) Romanian Government International Bond 5 .750 07/04/36 1,912,505
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 957,776
3,825,000 (d) Rwanda International Government Bond 5 .500 08/09/31 3,656,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,800,000 (d) Saudi Government International Bond 4 .500% 04/17/30 $ 2,773,769
1,650,000 (d) Saudi Government International Bond 5 .000 01/16/34 1,649,599
2,000,000 (d) Saudi Government International Bond 4 .875 01/12/36 1,967,259
2,810,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,956,424
1,700,000 (d) Senegal Government International Bond 6 .250 05/23/33 900,403
1,825,000 (d) Serbia Government International Bond 2 .125 12/01/30 1,590,511
1,810,000 (b),(d) Serbia Government International Bond 6 .500 09/26/33 1,909,775
1,525,000 (d) Serbia International Bond 6 .000 06/12/34 1,561,015
2,000,000 (d) Serbia International Bond 5 .500 05/06/36 1,958,934
1,110,000 State of Israel, Reg S 3 .800 05/13/60 748,848
1,750,000 Turkey Government International Bond 6 .000 01/14/41 1,546,012
2,000,000 Turkiye Government International Bond 6 .375 05/22/31 1,997,672
1,125,000 Turkiye Government International Bond 7 .125 02/12/32 1,153,182
1,895,000 Turkiye Government International Bond 6 .300 03/14/33 1,850,717
2,125,000 Turkiye Government International Bond 7 .625 05/15/34 2,231,738
429,744 (d) Ukraine Government International Bond 0 .000 02/01/35 257,202
87,287 (d) Ukraine Government International Bond 0 .000 02/01/36 52,154
3,125,000 United States International Development Finance Corp 3 .520 09/20/32 3,007,826
UYU 36,000,000 Uruguay Government International Bond 8 .000 10/29/35 914,630
TOTAL FOREIGN GOVERNMENT BONDS 254,080,968
MORTGAGE BACKED - 24.9%
4,335,000 (a),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 3,261,873
4,073,629 (a),(d) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 3,476,749
2,429,255 (a),(d) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 2,415,610
62,562,654 (a),(d) Citigroup Mortgage Loan Trust 0 .153 02/25/52 553,279
7,010,820 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 97,436
10,655,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .728 03/25/42 10,789,965
20,185,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .278 06/25/42 20,888,484
7,825,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .228 07/25/42 8,034,872
3,585,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 3,698,874
2,815,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 05/25/43 2,931,271
1,475,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 8 .978 05/25/43 1,582,088
4,335,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 4,481,670
860,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10 .478 06/25/43 944,741
1,650,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .328 07/25/43 1,688,414
3,260,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 3,410,609
2,015,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .528 07/25/43 2,184,493
5,510,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 10/25/43 5,750,171
1,880,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,895,769
12 Fannie Mae Pool 7 .500 01/01/29 12
261 Fannie Mae Pool 7 .500 03/01/31 268
342,927 Fannie Mae Pool 3 .500 05/01/32 336,075
288,445 Fannie Mae Pool 5 .000 05/01/35 288,007
231,168 Fannie Mae Pool 5 .000 10/01/35 233,118
123,176 Fannie Mae Pool 5 .000 02/01/36 124,215
208,622 Fannie Mae Pool 5 .500 11/01/38 214,135
2,090,016 Fannie Mae Pool 3 .000 10/01/39 1,941,952
990,999 Fannie Mae Pool 3 .000 05/01/40 915,042
199,741 Fannie Mae Pool 5 .000 09/01/40 201,433
132,899 Fannie Mae Pool 4 .000 02/01/41 128,991
242,125 Fannie Mae Pool 5 .000 05/01/41 244,128
3,449,573 Fannie Mae Pool 4 .000 09/01/42 3,320,365
441,578 Fannie Mae Pool 3 .500 04/01/43 411,727
399,066 Fannie Mae Pool 3 .500 09/01/43 372,996
1,334,656 Fannie Mae Pool 4 .500 03/01/44 1,318,769
26,181,670 Fannie Mae Pool 4 .000 05/01/44 25,136,127
397,672 Fannie Mae Pool 4 .500 06/01/44 391,048
1,549,854 Fannie Mae Pool 4 .500 06/01/44 1,524,047
834,160 Fannie Mae Pool 4 .500 08/01/44 820,269
1,193,128 Fannie Mae Pool 4 .500 10/01/44 1,173,257
852,387 Fannie Mae Pool 4 .500 11/01/44 838,191
764,516 Fannie Mae Pool 5 .000 11/01/44 770,990

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 256,399 Fannie Mae Pool 4 .500% 12/01/44 $ 252,129
867,212 Fannie Mae Pool 4 .000 01/01/45 834,716
944,171 Fannie Mae Pool 3 .500 05/01/45 879,415
1,942,689 Fannie Mae Pool 3 .500 01/01/46 1,807,318
857,289 Fannie Mae Pool 4 .000 04/01/46 820,899
1,443,382 Fannie Mae Pool 3 .500 06/01/46 1,339,625
3,241,466 Fannie Mae Pool 3 .500 07/01/46 3,010,043
6,651,246 Fannie Mae Pool 3 .500 07/01/46 6,201,598
1,161,323 Fannie Mae Pool 3 .000 10/01/46 1,022,077
920,504 Fannie Mae Pool 3 .500 10/01/46 854,108
1,548,205 Fannie Mae Pool 4 .500 05/01/47 1,531,059
556,933 Fannie Mae Pool 3 .000 11/01/47 490,151
3,335,606 Fannie Mae Pool 3 .500 11/01/47 3,104,896
4,617,828 Fannie Mae Pool 3 .500 01/01/48 4,269,353
1,874,245 Fannie Mae Pool 4 .500 01/01/48 1,830,637
730,196 Fannie Mae Pool 4 .500 02/01/48 713,244
1,200,350 Fannie Mae Pool 4 .500 05/01/48 1,172,420
790,843 Fannie Mae Pool 4 .500 05/01/48 772,278
201,279 Fannie Mae Pool 3 .000 06/01/49 177,135
1,945,470 Fannie Mae Pool 4 .500 06/01/49 1,886,643
12,140,978 Fannie Mae Pool 3 .000 07/01/50 10,826,210
8,293,969 Fannie Mae Pool 2 .500 08/01/51 7,077,724
3,891,996 Fannie Mae Pool 3 .500 08/01/51 3,575,960
3,445,296 Fannie Mae Pool 3 .000 09/01/51 3,066,752
9,829,167 Fannie Mae Pool 2 .500 12/01/51 8,290,608
2,666,838 Fannie Mae Pool 2 .500 01/01/52 2,241,651
19,826,531 Fannie Mae Pool 2 .500 02/01/52 16,901,085
7,460,794 Fannie Mae Pool 3 .000 02/01/52 6,520,950
7,649,425 Fannie Mae Pool 3 .500 02/01/52 7,003,796
74,477,587 Fannie Mae Pool 2 .500 03/01/52 62,588,115
5,198,575 Fannie Mae Pool 2 .500 04/01/52 4,373,309
32,944,146 Fannie Mae Pool 3 .000 04/01/52 29,074,433
11,861,474 Fannie Mae Pool 3 .000 04/01/52 10,470,991
32,387,290 Fannie Mae Pool 3 .000 04/01/52 28,306,998
427,170 Fannie Mae Pool 2 .500 05/01/52 358,722
5,940,515 Fannie Mae Pool 3 .000 05/01/52 5,244,185
29,532,867 Fannie Mae Pool 4 .000 05/01/52 27,701,210
6,663,118 Fannie Mae Pool 3 .500 06/01/52 6,075,957
750,447 Fannie Mae Pool 3 .500 06/01/52 681,469
40,361,725 Fannie Mae Pool 4 .000 06/01/52 37,886,102
9,470,399 Fannie Mae Pool 4 .500 06/01/52 9,160,933
60,873,174 Fannie Mae Pool 4 .000 07/01/52 56,985,980
8,974,703 Fannie Mae Pool 4 .500 07/01/52 8,678,649
3,558,808 Fannie Mae Pool 4 .500 07/01/52 3,436,259
27,383,468 Fannie Mae Pool 4 .000 08/01/52 25,690,266
40,518,999 Fannie Mae Pool 4 .500 08/01/52 39,110,372
42,690,101 Fannie Mae Pool 5 .000 08/01/52 42,295,747
91,557,251 Fannie Mae Pool 4 .000 09/01/52 85,814,148
92,811,139 Fannie Mae Pool 4 .500 09/01/52 89,584,586
32,091,310 Fannie Mae Pool 5 .000 09/01/52 31,780,095
9,479,823 Fannie Mae Pool 4 .000 10/01/52 8,882,369
5,151,733 Fannie Mae Pool 4 .500 10/01/52 4,976,479
40,473,769 Fannie Mae Pool 4 .500 10/01/52 39,126,056
31,025,432 Fannie Mae Pool 5 .000 10/01/52 30,726,026
17,200,574 Fannie Mae Pool 4 .000 11/01/52 16,106,809
10,983,440 Fannie Mae Pool 4 .500 11/01/52 10,594,538
2,042,696 Fannie Mae Pool 4 .500 12/01/52 1,972,784
8,976,238 Fannie Mae Pool 5 .500 12/01/52 9,092,656
21,776,031 Fannie Mae Pool 5 .000 01/01/53 21,574,871
3,803,876 Fannie Mae Pool 4 .500 02/01/53 3,679,165
58,297,840 Fannie Mae Pool 5 .000 02/01/53 57,703,596
17,298,819 Fannie Mae Pool 5 .500 02/01/53 17,482,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,027,855 Fannie Mae Pool 6 .000% 02/01/53 $ 1,056,501
279,984 Fannie Mae Pool 6 .000 03/01/53 288,071
48,517,862 Fannie Mae Pool 5 .000 04/01/53 47,977,048
10,415,860 Fannie Mae Pool 5 .000 05/01/53 10,293,900
5,347,728 Fannie Mae Pool 5 .000 06/01/53 5,292,026
52,280,579 Fannie Mae Pool 5 .500 06/01/53 52,816,099
1,858,749 Fannie Mae Pool 4 .000 07/01/53 1,740,074
9,020,666 Fannie Mae Pool 4 .500 07/01/53 8,685,299
20,542,786 Fannie Mae Pool 5 .000 08/01/53 20,300,401
71,653,897 Fannie Mae Pool 5 .500 08/01/53 72,208,013
5,482,586 Fannie Mae Pool 5 .000 10/01/53 5,416,663
83,550,019 Fannie Mae Pool 5 .500 10/01/53 84,126,292
1,195,594 Fannie Mae Pool 6 .000 01/01/54 1,223,231
7,353,351 Fannie Mae Pool 4 .000 02/01/54 6,900,328
17,805,848 Fannie Mae Pool 6 .000 03/01/54 18,217,442
87,555,943 Fannie Mae Pool 5 .500 04/01/54 88,152,796
53,784,985 Fannie Mae Pool 5 .500 05/01/54 54,219,173
19,738,873 Fannie Mae Pool 4 .500 10/01/54 19,044,111
110,004,274 Fannie Mae Pool 5 .500 10/01/54 110,490,483
37,581,078 Fannie Mae Pool 6 .000 10/01/54 38,449,790
1,673,839 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .208 09/25/43 147,375
5,871,212 Fannie Mae REMICS 3 .500 02/25/48 5,230,742
3,940,689 Fannie Mae REMICS 4 .000 07/25/48 3,707,139
5,328,555 Fannie Mae REMICS 2 .000 08/25/50 648,793
8,800,902 Fannie Mae REMICS 2 .000 10/25/50 6,228,173
14,278,986 Fannie Mae REMICS 2 .500 11/25/50 2,155,163
7,455,995 Fannie Mae REMICS 3 .000 12/25/50 1,250,420
5,253,179 Fannie Mae REMICS 3 .000 02/25/51 1,034,555
8,565,020 Fannie Mae REMICS 2 .500 11/25/51 876,715
14,509,767 Fannie Mae REMICS 3 .500 04/25/52 11,330,907
3,504,935 Fannie Mae REMICS 4 .000 05/25/52 2,857,647
9,416,471 Fannie Mae REMICS 4 .500 07/25/52 8,327,970
5,365,544 Fannie Mae REMICS 4 .500 08/25/52 4,647,039
4,014,859 Fannie Mae REMICS 4 .000 09/25/52 3,514,614
4,766,553 Fannie Mae REMICS 4 .000 09/25/52 4,190,612
3,905,387 Fannie Mae REMICS 4 .500 10/25/52 3,683,256
4,455,691 Fannie Mae REMICS 4 .500 10/25/52 4,240,525
7,345,580 Fannie Mae REMICS 5 .500 11/25/52 7,350,842
2,974,319 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 2,500,104
4,611,452 (a),(d) Flagstar Mortgage Trust 3 .000 12/30/51 3,935,769
127 Freddie Mac Gold Pool 8 .000 01/01/31 129
3,497 Freddie Mac Gold Pool 8 .000 09/01/31 3,564
25,006 Freddie Mac Gold Pool 7 .000 12/01/31 26,435
18,541 Freddie Mac Gold Pool 4 .500 07/01/33 18,362
122,631 Freddie Mac Gold Pool 7 .000 12/01/33 129,637
46,382 Freddie Mac Gold Pool 4 .500 04/01/35 45,784
18,776 Freddie Mac Gold Pool 7 .000 05/01/35 19,849
814,955 Freddie Mac Gold Pool 5 .000 06/01/36 822,838
36,600 Freddie Mac Gold Pool 5 .000 07/01/39 36,955
765,465 Freddie Mac Gold Pool 5 .000 08/01/44 772,885
47,605 Freddie Mac Gold Pool 4 .500 11/01/44 46,517
95,210 Freddie Mac Gold Pool 4 .500 11/01/44 93,741
48,770 Freddie Mac Gold Pool 4 .500 12/01/44 47,655
46,774 Freddie Mac Gold Pool 4 .500 12/01/44 45,543
407,585 Freddie Mac Gold Pool 3 .500 04/01/45 380,097
7,914,664 Freddie Mac Gold Pool 3 .500 08/01/45 7,380,915
8,469,241 Freddie Mac Gold Pool 3 .500 10/01/45 7,890,968
2,347,380 Freddie Mac Gold Pool 4 .500 06/01/47 2,299,516
2,030,413 Freddie Mac Gold Pool 4 .000 09/01/47 1,936,559
2,608,268 Freddie Mac Gold Pool 3 .500 12/01/47 2,421,561
5,923,145 Freddie Mac Gold Pool 4 .500 08/01/48 5,793,488
4,324,528 Freddie Mac Pool 3 .000 09/01/51 3,883,649

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,695,229 Freddie Mac Pool 2 .500% 11/01/51 $ 6,475,285
17,923,175 Freddie Mac Pool 3 .000 11/01/51 16,082,953
3,130,733 Freddie Mac Pool 3 .000 11/01/51 2,780,876
1,608,370 Freddie Mac Pool 3 .000 11/01/51 1,444,412
2,598,330 Freddie Mac Pool 3 .000 11/01/51 2,331,550
4,729,742 Freddie Mac Pool 2 .500 02/01/52 4,038,902
5,300,968 Freddie Mac Pool 3 .000 02/01/52 4,633,859
7,189,071 Freddie Mac Pool 3 .000 03/01/52 6,283,368
10,354,257 Freddie Mac Pool 2 .500 04/01/52 8,726,784
9,711,324 Freddie Mac Pool 4 .000 04/01/52 9,121,900
17,239,644 Freddie Mac Pool 3 .000 05/01/52 15,069,001
2,857,384 Freddie Mac Pool 3 .000 06/01/52 2,508,929
727,028 Freddie Mac Pool 3 .500 06/01/52 662,416
20,017,564 Freddie Mac Pool 4 .500 06/01/52 19,353,113
29,527,862 Freddie Mac Pool 4 .500 07/01/52 28,535,512
19,985,432 Freddie Mac Pool 4 .500 07/01/52 19,326,182
3,724,250 Freddie Mac Pool 4 .500 09/01/52 3,594,962
32,189,556 Freddie Mac Pool 4 .000 10/01/52 30,166,638
42,251,626 Freddie Mac Pool 5 .000 05/01/53 41,782,008
7,938,795 Freddie Mac Pool 5 .000 06/01/53 7,844,062
7,392,845 Freddie Mac Pool 5 .000 08/01/53 7,309,538
26,066,604 Freddie Mac Pool 5 .500 08/01/53 26,297,478
8,558,137 Freddie Mac REMICS 3 .500 01/15/47 7,786,689
1,362,479 Freddie Mac REMICS 4 .000 10/15/47 1,274,985
910,462 Freddie Mac REMICS 4 .000 11/15/47 858,053
6,629,773 Freddie Mac REMICS 4 .000 01/15/48 6,246,933
7,519,654 Freddie Mac REMICS 4 .000 03/15/48 7,081,016
1,947,315 Freddie Mac REMICS 4 .000 04/15/48 1,833,696
4,361,192 Freddie Mac REMICS 4 .000 04/15/48 4,103,999
2,248,702 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .988 06/15/48 1,990,856
2,385,251 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .908 10/15/48 2,133,811
7,050,814 Freddie Mac REMICS 2 .000 09/25/50 4,854,415
2,814,606 Freddie Mac REMICS 2 .000 09/25/50 342,081
12,692,194 Freddie Mac REMICS 3 .000 09/25/50 9,366,940
6,498,591 Freddie Mac REMICS 3 .000 10/25/50 4,728,212
3,332,508 Freddie Mac REMICS 4 .000 08/25/52 2,945,172
5,988,260 Freddie Mac REMICS 4 .500 10/25/52 5,578,813
7,447,318 Freddie Mac REMICS 5 .500 11/25/52 7,511,980
720,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .728 01/25/42 742,321
3,260,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 3,334,603
6,555,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 6,783,203
9,965,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .128 06/25/42 10,308,316
4,925,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .328 09/25/42 5,082,559
715,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 738,297
4,515,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .878 04/25/43 4,684,604
3,675,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .128 05/25/43 3,824,531
80,394 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .792 02/25/48 79,130
70,049 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 69,070
4,819,122 (a),(d) GCAT Trust 3 .000 12/25/51 4,113,010
155,128 Ginnie Mae I Pool 5 .000 06/15/39 157,037
15,813 Ginnie Mae II Pool 6 .500 11/20/38 16,778
38,346,348 Ginnie Mae II Pool 3 .000 03/20/51 34,132,275
3,162,270 Ginnie Mae II Pool 3 .000 06/20/51 2,810,744
4,637,927 Ginnie Mae II Pool 3 .000 12/20/51 4,122,313
5,482,421 Ginnie Mae II Pool 2 .500 02/20/52 4,592,834
45,391,715 Ginnie Mae II Pool 3 .500 07/20/52 41,421,556
8,031,383 Ginnie Mae II Pool 4 .000 08/20/52 7,533,437
50,486,196 Ginnie Mae II Pool 4 .500 08/20/52 48,906,566
35,567,420 Ginnie Mae II Pool 4 .000 09/20/52 33,435,815
7,097,853 Ginnie Mae II Pool 5 .000 11/20/52 7,040,177
7,572,415 Ginnie Mae II Pool 4 .500 03/20/53 7,325,342
11,802,665 Government National Mortgage Association 5 .000 01/20/40 2,241,700

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,481,783 Government National Mortgage Association 4 .500% 03/20/40 $ 915,662
8,868,976 Government National Mortgage Association 5 .000 03/20/40 1,598,902
8,008,323 Government National Mortgage Association 2 .500 12/20/43 7,118,423
2,502,374 Government National Mortgage Association 3 .000 03/20/45 2,226,388
877,441 Government National Mortgage Association 4 .000 06/20/46 89,518
3,183,024 Government National Mortgage Association 5 .000 09/20/46 568,856
13,573,183 Government National Mortgage Association 3 .000 11/20/51 9,937,387
18,230,665 Government National Mortgage Association 3 .000 12/20/51 13,571,886
16,429,083 Government National Mortgage Association 3 .000 01/20/52 12,467,131
15,312,720 Government National Mortgage Association 3 .000 02/20/52 10,612,530
10,658,585 Government National Mortgage Association 4 .000 04/20/52 8,800,555
8,804,203 Government National Mortgage Association 5 .000 04/20/52 1,552,598
5,729,575 Government National Mortgage Association 4 .000 07/20/52 4,794,155
9,078,525 Government National Mortgage Association 4 .500 09/20/52 8,309,594
7,917,284 Government National Mortgage Association 4 .500 09/20/52 7,241,109
6,591,820 Government National Mortgage Association 4 .500 09/20/52 6,301,530
4,804,809 Government National Mortgage Association 4 .500 09/20/52 4,228,992
5,540,395 Government National Mortgage Association 4 .500 02/20/53 5,181,676
4,958,939 Government National Mortgage Association 5 .500 02/20/53 4,906,843
6,029,121 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .341 05/20/53 507,321
4,560,421 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 9 .131 08/20/53 4,810,942
2,630,754 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 11 .276 08/20/53 3,001,011
71,815,397 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .145 08/25/51 576,211
10,979,610 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 9,001,482
7,049,035 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 5,787,478
2,490,780 (a),(d) GS Mortgage-Backed Securities Trust 2 .817 05/28/52 2,090,296
6,788,812 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 5,794,096
55,017 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .423 03/25/35 51,036
4,163,509 (d) Imperial Fund Mortgage Trust 4 .638 03/25/67 3,962,654
976,129 (a),(d) J.P. Morgan Mortgage Trust 3 .239 10/25/52 809,512
884,027 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 800,956
633,749 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 568,597
19,680,464 (a),(d) JP Morgan Mortgage Trust 0 .122 06/25/51 116,918
35,218,680 (a),(d) JP Morgan Mortgage Trust 0 .114 11/25/51 201,719
3,174,785 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 2,608,500
36,581,054 (a),(d) JP Morgan Mortgage Trust 0 .110 12/25/51 220,328
3,357,304 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,750,168
850,551 (a),(d) JP Morgan Mortgage Trust 2 .836 12/25/51 697,876
7,021,629 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 5,760,595
7,869,978 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 233,233
6,232,672 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 5,371,652
3,992,610 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 3,399,200
2,186,655 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 1,811,803
10,201,147 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 8,355,855
2,354,555 (a),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 2,022,781
68,125,490 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 638,309
10,613,929 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 8,693,969
16,686,206 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 14,833,410
11,448,925 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 9,770,823
1,257,221 (a),(d) JP Morgan Mortgage Trust 3 .091 08/25/52 1,046,385
6,794,018 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 5,798,199
4,323,754 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,681,915
6,307,976 (a),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 5,383,397
2,714,151 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 2,645,527
2,410,425 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 2,391,332
6,317,267 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 5,198,499
6,062,342 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 5,420,177
4,724,348 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,881,668
1,212,614 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 1,204,088
4,541,287 (a),(d) OBX 3 .000 01/25/52 3,875,657
2,642,966 (a),(d) PMT Loan Trust 5 .500 02/25/57 2,641,335
7,155,772 (a),(d) PMT Loan Trust 6 .000 03/25/57 7,220,954

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,176,189 (a),(d) RCKT Mortgage Trust 3 .007% 09/25/51 $ 1,774,169
11,393,238 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 9,361,029
4,144,054 (a),(d) RCKT Mortgage Trust 3 .000 05/25/52 3,536,855
328,500 (a),(d) RCKT Mortgage Trust 3 .182 05/25/52 277,918
745,471 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 681,030
98,704 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 92,616
991,096 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 888,475
3,127,887 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 2,566,141
17,192,015 (a),(d) Sequoia Mortgage Trust 4 .000 11/25/55 15,736,793
5,447,079 (a),(d) Sequoia Mortgage Trust 5 .500 02/25/56 5,406,269
689,612 (a),(d) Sequoia Mortgage Trust 5 .121 04/25/56 679,695
1,700,000 (a),(d) Verus Securitization Trust 5 .670 01/25/71 1,677,762
4,089,601 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 3,494,208
4,319,594 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .302 08/25/51 3,690,398
TOTAL MORTGAGE BACKED 2,685,763,857
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 519,343
2,518,000 New Jersey Economic Development Authority 7 .425 02/15/29 2,612,807
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,604,474
32,000 State Public School Building Authority 5 .000 09/15/27 32,210
TOTAL MUNICIPAL BONDS 6,768,834
U.S. TREASURY SECURITIES - 22.9%
8,488,080 (h) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 8,365,680
1,275,000 United States Treasury Note 3 .750 04/30/27 1,271,613
9,140,000 United States Treasury Note 3 .625 08/31/27 9,087,159
57,470,000 United States Treasury Note 3 .500 09/30/27 57,018,771
640,000 United States Treasury Note 4 .250 01/15/28 640,700
12,950,000 United States Treasury Note 3 .875 03/15/28 12,887,273
1,530,000 United States Treasury Note 3 .875 06/15/28 1,521,633
4,110,000 United States Treasury Note 3 .875 07/15/28 4,086,400
45,140,000 United States Treasury Note 3 .625 08/15/28 44,646,281
19,365,000 United States Treasury Note 4 .250 01/31/30 19,407,361
173,991,000 United States Treasury Note 3 .750 01/31/31 170,708,279
3,850,000 United States Treasury Note 3 .875 04/30/31 3,794,656
8,300,000 United States Treasury Note 4 .375 01/31/32 8,353,496
9,010,000 United States Treasury Note 4 .125 03/31/32 8,951,928
54,789,000 United States Treasury Note 4 .125 05/31/32 54,397,344
64,500,000 United States Treasury Note 4 .125 06/30/32 63,600,527
5,310,000 United States Treasury Note 4 .000 07/31/32 5,233,254
5,625,000 United States Treasury Note 3 .875 08/31/32 5,503,711
191,814,000 United States Treasury Note 4 .125 04/30/33 189,716,034
38,000,000 United States Treasury Note 4 .000 11/15/35 36,759,062
22,790,000 United States Treasury Note 4 .125 02/15/36 22,234,494
3,250,000 United States Treasury Note 4 .625 11/15/44 3,132,061
60,521,000 United States Treasury Note 4 .625 11/15/55 57,580,058
8,000,000 United States Treasury Note 5 .000 05/15/56 8,085,000
8,150,000 United States Treasury Note/Bond 0 .875 09/30/26 8,090,997
2,850,000 United States Treasury Note/Bond 3 .500 09/30/26 2,847,439
30,000,000 United States Treasury Note/Bond 4 .625 10/15/26 30,069,352
16,425,000 United States Treasury Note/Bond 4 .625 11/15/26 16,467,073
15,470,000 United States Treasury Note/Bond 1 .250 12/31/26 15,265,059
2,690,000 United States Treasury Note/Bond 4 .125 01/31/27 2,691,678
27,545,000 United States Treasury Note/Bond 4 .125 02/28/27 27,563,534
6,945,000 United States Treasury Note/Bond 3 .875 03/31/27 6,937,743
2,575,000 United States Treasury Note/Bond 4 .500 05/15/27 2,583,600
21,590,000 United States Treasury Note/Bond 3 .875 07/31/27 21,528,435
7,260,000 United States Treasury Note/Bond 3 .750 04/15/28 7,208,386
200,000 United States Treasury Note/Bond 1 .000 07/31/28 187,500
12,175,000 United States Treasury Note/Bond 3 .375 09/15/28 11,972,400
250,957,000 United States Treasury Note/Bond 4 .125 06/15/29 250,721,727
720,000 United States Treasury Note/Bond 3 .625 08/31/30 704,391
2,450,000 United States Treasury Note/Bond 4 .625 09/30/30 2,490,004

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 11,286,000 United States Treasury Note/Bond 4 .000% 01/31/31 $ 11,188,129
30,000,000 United States Treasury Note/Bond 4 .250 02/28/31 30,050,391
6,760,000 United States Treasury Note/Bond 4 .625 04/30/31 6,880,941
17,495,000 United States Treasury Note/Bond 4 .125 07/31/31 17,422,560
7,775,000 United States Treasury Note/Bond 1 .250 08/15/31 6,719,604
6,950,000 United States Treasury Note/Bond 3 .625 09/30/31 6,755,617
12,965,000 United States Treasury Note/Bond 3 .375 05/15/33 12,245,341
63,000,000 United States Treasury Note/Bond 4 .250 06/30/33 62,753,906
68,991,000 United States Treasury Note/Bond 4 .375 05/15/36 68,624,485
200,000 United States Treasury Note/Bond 4 .750 02/15/37 205,586
7,500,000 United States Treasury Note/Bond 3 .500 02/15/39 6,748,242
16,015,000 United States Treasury Note/Bond 3 .875 08/15/40 14,610,560
2,850,000 United States Treasury Note/Bond 1 .875 02/15/41 1,977,410
33,830,000 United States Treasury Note/Bond 2 .000 11/15/41 23,428,596
12,000,000 United States Treasury Note/Bond 3 .125 11/15/41 9,800,156
200,024,100 United States Treasury Note/Bond 2 .375 02/15/42 145,876,952
4,115,000 United States Treasury Note/Bond 3 .250 05/15/42 3,388,124
185,174,000 United States Treasury Note/Bond 3 .875 02/15/43 164,074,291
20,990,000 United States Treasury Note/Bond 4 .375 08/15/43 19,737,159
54,460,000 United States Treasury Note/Bond 4 .750 11/15/43 53,566,516
117,010,000 United States Treasury Note/Bond 4 .625 05/15/44 113,038,059
5,010,000 United States Treasury Note/Bond 4 .125 08/15/44 4,530,919
1,235,000 United States Treasury Note/Bond 4 .750 02/15/45 1,208,033
1,175,000 United States Treasury Note/Bond 5 .000 05/15/45 1,185,006
64,064,000 United States Treasury Note/Bond 4 .625 02/15/46 61,491,430
1,380,000 United States Treasury Note/Bond 2 .500 05/15/46 947,995
16,800,000 United States Treasury Note/Bond 5 .000 05/15/46 16,926,000
10,450,000 United States Treasury Note/Bond 3 .000 05/15/47 7,756,676
1,255,000 United States Treasury Note/Bond 2 .750 08/15/47 887,226
42,835,000 United States Treasury Note/Bond 2 .750 11/15/47 30,195,329
55,445,000 United States Treasury Note/Bond 3 .000 02/15/48 40,819,216
510,000 United States Treasury Note/Bond 3 .125 05/15/48 383,157
45,841,000 United States Treasury Note/Bond 3 .375 11/15/48 35,854,467
217,477,000 United States Treasury Note/Bond 2 .250 02/15/52 130,936,445
86,704,000 United States Treasury Note/Bond 3 .625 02/15/53 69,336,105
87,684,000 United States Treasury Note/Bond 4 .750 02/15/56 85,176,786
TOTAL U.S. TREASURY SECURITIES 2,471,039,508
TOTAL GOVERNMENT BONDS
(Cost $5,669,043,451) 5,417,653,167
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 4,984,000
208,700 Morgan Stanley 5,257,153
TOTAL FINANCIAL SERVICES 10,241,153
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,241,153
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 16.3%
AGENCY COLLAT CMO - 0.1%
11,907,947 Freddie Mac REMICS, Series 2025 5604 4 .500 12/25/55 10,233,404
TOTAL AGENCY COLLAT CMO 10,233,404
AIRLINES - 0.0%
968,355 (d) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 942,370
TOTAL AIRLINES 942,370
AUTOMOBILE ABS - 2.0%
2,266,667 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 1 .630 08/20/27 2,261,017
1,033,333 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2 .130 08/20/27 1,031,110
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1 .660 02/20/28 988,202
3,750,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3 .850 07/15/30 3,716,121

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILE ABS - 2.0% (continued)
$ 111,083 Carvana Auto Receivables Trust, Series 2021 N2 1 .270% 03/10/28 $ 109,179
585,071 Carvana Auto Receivables Trust, Series 2021 N4 1 .720 09/11/28 572,843
538,394 (d) Carvana Auto Receivables Trust, Series 2022 N1 4 .130 12/11/28 533,781
6,670,000 (d) CPS Auto Receivables Trust, Series 2025 C 4 .910 10/15/31 6,664,604
4,285,790 Ford Credit Auto Owner Trust, Series 2024 A 5 .090 12/15/28 4,306,096
24,625,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .070 07/15/29 24,587,868
10,400,000 GM Financial Consumer Automobile Receivables Trust, Series 2026 2 4 .150 08/18/31 10,335,457
25,089,824 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 25,099,341
18,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .570 09/21/29 18,049,837
25,340,000 (d) Hyundai Auto Lease Securitizat, Series 2026 A 3 .970 12/15/28 25,168,930
2,250,000 (d) M&T Bank Auto Receivables Trust, Series 2025 1A 4 .730 06/17/30 2,256,587
1,825,000 Mercedes-Benz Auto Lease Trust, Series 2025 B 3 .880 04/16/29 1,813,640
28,695,000 Mercedes-Benz Auto Lease Trust, Series 2026 A 3 .930 01/15/30 28,469,256
1,600,000 (d) Oscar US Funding XVII LLC, Series 2024 2A 4 .470 03/12/29 1,595,464
1,320,000 (d) SCCU Auto Receivables Trust, Series 2024 1A 5 .160 05/15/30 1,328,514
3,905,000 (d) SCCU Auto Receivables Trust, Series 2024 1A 5 .620 12/16/30 3,939,005
30,450,000 Toyota auto receivables owner, Series 2026 A 3 .860 09/16/30 30,157,576
20,000,000 (d) Toyota Lease Owner Trust, Series 2025 A 4 .750 02/22/28 20,039,792
TOTAL AUTOMOBILE ABS 213,024,220
COMMERCIAL MBS - 8.7%
7,650,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .375 06/15/35 7,664,091
5,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5 .625 06/15/35 5,010,265
3,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6 .625 06/15/35 3,008,434
5,000,000 (a),(d) ARES Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 GCP 4 .875 02/15/43 5,006,423
3,750,000 (a),(d) ARES Trust, (TSFR1M + 1.420%), Series 2026 TRON 5 .045 05/15/43 3,763,714
2,188,955 (a),(d) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 5 .976 02/15/42 2,196,905
778,350 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 4 .429 09/15/48 775,553
8,425,000 (g) BANK, Series 2026 BNK52 5 .586 06/15/36 8,748,327
4,850,000 (g) BANK, Series 2026 BNK52 5 .839 06/15/36 5,038,387
5,055,000 BANK, Series 2017 BNK8 3 .731 11/15/50 4,873,889
4,500,000 (a) BANK, Series 2017 BNK8 4 .081 11/15/50 4,199,904
1,947,000 (a) BANK, Series 2017 BNK8 4 .225 11/15/50 1,674,495
3,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,246,595
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 934,818
2,500,000 BANK, Series 2019 BN23 3 .203 12/15/52 2,307,452
1,637,000 BANK, Series 2019 BN23 3 .455 12/15/52 1,445,879
4,621,000 BANK, Series 2020 BN30 1 .925 12/15/53 4,078,499
8,864,000 (a) BANK, Series 2022 BNK39 2 .928 02/15/55 8,011,295
2,000,000 (a) BANK, Series 2023 5YR1 6 .260 04/15/56 2,036,897
2,396,000 BANK, Series 2024 BNK48 5 .053 10/15/57 2,397,890
2,079,000 (a) BANK, Series 2026 5YR22 6 .019 06/15/59 2,145,821
1,750,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,651,760
2,550,000 (a) BANK, Series 2019 BN24 3 .283 11/15/62 2,355,914
11,716,000 BANK, Series 2021 BN34 2 .438 06/15/63 10,337,743
3,330,000 (a) BANK, Series 2022 BNK41 3 .915 04/15/65 3,140,530
12,650,000 BANK, Series 2025 BNK51 5 .290 12/25/67 12,838,641
10,000,000 BANK, Series 2025 BNK51 5 .544 12/25/67 10,102,056
5,500,000 BANK5, Series 2025 5YR19 5 .270 12/15/58 5,584,612
6,000,000 BANK5, Series 2025 5YR19 5 .611 12/15/58 6,094,608
4,093,000 (a) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 4,275,076
1,250,000 (a),(d) BBCMS Mortgage Trust, Series 2018 CHRS 4 .409 08/05/38 1,140,275
13,865,000 BBCMS Mortgage Trust, Series 2023 C19 5 .753 04/15/56 13,966,980
4,278,659 (a) BBCMS Mortgage Trust, Series 2023 C20 6 .383 07/15/56 4,359,380
1,115,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6 .000 09/15/56 1,176,383
4,000,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6 .506 09/15/56 4,227,240
2,000,000 BBCMS Mortgage Trust, Series 2024 C24 5 .867 02/15/57 2,060,620
4,367,000 (a) BBCMS Mortgage Trust, Series 2024 C30 5 .831 11/15/57 4,513,950
151,000 (a) BBCMS Mortgage Trust, Series 2025 C35 5 .586 07/15/58 156,546
15,342,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 15,115,529
2,500,000 (d) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 2,370,733
2,500,000 (a),(d) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 2,343,945
3,000,000 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 2,877,314

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.7% (continued)
$ 2,575,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG2 2 .791% 09/15/48 $ 2,142,838
2,500,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .190 09/15/48 2,058,423
2,500,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .654 09/15/48 2,468,490
3,200,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .666 01/15/51 3,151,472
5,000,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 4,848,906
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 1,725,913
2,145,000 Benchmark Mortgage Trust, Series 2018 B6 4 .261 10/10/51 2,117,968
1,380,000 Benchmark Mortgage Trust, Series 2019 B9 4 .016 03/15/52 1,346,657
3,000,000 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 2,874,253
1,667,000 Benchmark Mortgage Trust, Series 2019 B9 4 .468 03/15/52 1,539,783
1,500,000 (a) Benchmark Mortgage Trust, Series 2019 B9 4 .971 03/15/52 1,312,044
7,500,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 7,212,583
3,417,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 3,200,687
1,300,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,287,232
2,500,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .741 05/15/53 2,418,008
2,127,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 1,633,460
11,920,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 10,700,312
13,310,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 11,746,739
5,250,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2 .244 08/15/54 4,339,067
3,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 3,022,467
18,900,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 19,690,549
2,600,000 (a) Benchmark Mortgage Trust, Series 2019 B10 4 .180 03/15/62 2,394,818
1,680,000 (d) Benchmark Mortgage Trust, Series 2019 B14 2 .500 12/15/62 703,448
5,000,000 Benchmark Mortgage Trust, Series 2019 B14 3 .352 12/15/62 4,572,853
3,800,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,115,890
3,130,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .897 12/15/62 2,253,769
4,000,000 Benchmark Mortgage Trust, Series 2019 B15 2 .928 12/15/72 3,730,492
6,850,000 Benchmark Mortgage Trust, Series 2019 B15 3 .564 12/15/72 5,885,580
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,669,111
2,075,000 BMO Mortgage Trust, Series 2023 C5 5 .765 06/15/56 2,141,686
1,530,000 (a) BMO Mortgage Trust, Series 2024 C8 5 .911 03/15/57 1,577,998
3,000,000 BMO Mortgage Trust, Series 2024 C9 5 .759 07/15/57 3,134,014
6,400,000 (a) BMO Mortgage Trust, Series 2024 C9 6 .127 07/15/57 6,683,786
12,000,000 (a),(d) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5 .225 12/15/42 12,040,806
1,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK 7 .560 10/15/41 1,002,706
4,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8 .507 10/15/41 4,002,724
2,373,502 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6 4 .825 03/15/43 2,376,462
2,500,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2026 ALOHA 4 .975 04/15/43 2,505,093
3,962,442 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.750%), Series 2026 LP3 5 .400 04/15/43 3,986,607
2,250,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 2.150%), Series 2026 ALOHA 5 .775 04/15/43 2,257,720
7,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 AHP 4 .850 06/15/43 7,009,500
5,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.650%), Series 2026 AHP 5 .250 06/15/43 5,013,453
2,100,000 (a),(d) BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC 5 .687 10/15/36 2,094,340
3,946,030 (a),(d) BX Trust, (TSFR1M + 1.200%), Series 2026 CIP 4 .850 05/15/38 3,960,750
4,500,000 (a),(d) BX Trust, (TSFR1M + 1.200%), Series 2026 OPTM 4 .825 03/15/39 4,494,623
4,000,000 (a),(d) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .175 12/15/42 4,017,080
2,500,000 (a),(d) BX Trust, (TSFR1M + 1.300%), Series 2026 PNDA 4 .925 05/15/43 2,508,816
2,500,000 (a),(d) BX Trust, (TSFR1M + 1.500%), Series 2026 PNDA 5 .125 05/15/43 2,510,096
2,000,000 (a),(d) BXP Trust, Series 2021 601L 2 .868 01/15/44 1,617,673
5,678,750 (d) Cars Net Lease Mortgage Notes, Series 2020 1A 2 .010 12/15/50 5,410,457
11,547,465 (d) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 10,658,642
6,500,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 5,321,196
3,030,000 (a) CD Mortgage Trust, Series 2016 CD2 4 .113 11/10/49 1,836,485
5,555,000 CD Mortgage Trust, Series 2017 CD3 3 .833 02/10/50 4,960,081
6,635,000 (a) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 4,420,019
3,630,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .711 02/10/50 1,135,435
2,550,000 CD Mortgage Trust, Series 2017 CD4 3 .746 05/10/50 2,495,942
5,000,000 (a) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 4,904,988
1,000,000 (a),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 880,280
47,824 (a),(d) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,544
1,500,000 (a),(d) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 1,392,518
1,050,000 (a) CGMS Commercial Mortgage Trust, Series 2017 B1 3 .963 08/15/50 1,024,886

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.7% (continued)
$ 393,000 (a),(d) Citigroup Commercial Mortgage Trust, Series 2023 PRM3 6 .572% 07/10/28 $ 401,729
430,841 (a),(d) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .753 07/10/47 413,015
484,449 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 467,938
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4 .106 04/10/48 1,790,962
5,600,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 5,496,782
227,620 COMM Mortgage Trust, Series 2012 CR4 2 .853 10/15/45 223,749
2,384,227 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,355,318
2,476,406 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,464,464
3,896,000 (a) COMM Mortgage Trust, Series 2014 UBS3 4 .737 06/10/47 3,620,845
5,150,000 (a),(d) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 3,064,250
2,497,000 (d) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,372,651
1,000,000 (a) COMM Mortgage Trust, Series 2015 CR22 3 .749 03/10/48 919,450
2,000,000 (a),(d) COMM Mortgage Trust, Series 2015 CR22 3 .749 03/10/48 1,503,188
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,386,721
915,626 (a) COMM Mortgage Trust, Series 2015 CR24 4 .304 08/10/48 895,579
3,925,553 (a) COMM Mortgage Trust, Series 2015 LC23 4 .841 10/10/48 3,801,331
3,731,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .845 10/10/48 3,553,712
517,261 (a) COMM Mortgage Trust, Series 2015 CR26 4 .845 10/10/48 507,711
4,705,476 (a) COMM Mortgage Trust, Series 2016 CR28 4 .728 02/10/49 4,625,483
4,000,000 COMM Mortgage Trust, Series 2018 COR3 4 .228 05/10/51 3,924,036
8,038,824 (a) COMM Mortgage Trust, Series 2018 COR3 4 .496 05/10/51 7,457,777
3,000,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .668 05/10/51 2,596,183
1,844,100 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 1,702,601
5,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .254 03/15/52 4,858,102
1,750,000 (a),(d) CSTL Commercial Mortgage Trust, Series 2024 GATE 5 .221 11/10/41 1,739,891
4,750,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 4,703,496
10,350,000 DBJPM Mortgage Trust, Series 2016 C3 3 .041 08/10/49 10,269,254
1,396,112 (a) DBJPM Mortgage Trust, Series 2016 C3 3 .618 08/10/49 1,291,569
5,400,000 DBJPM Mortgage Trust, Series 2020 C9 2 .340 08/15/53 4,806,572
3,398,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 3,033,737
1,415,000 (a),(d) DBSG Mortgage Trust, Series 2024 ALTA 6 .144 06/10/37 1,422,194
4,860,000 (a),(d) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 4,883,903
3,248,072 (a),(d) DBWF Mortgage Trust, Series 2015 LCM 3 .535 06/10/34 3,105,766
3,326,000 (a),(d) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .757 11/13/42 3,284,109
3,250,000 (a),(d) ELP Commercial Mortgage Trust, Series 2025 ELP 5 .311 11/13/42 3,229,181
4,017,453 (d) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 4,050,362
3,600,000 (a),(d) EQT Trust, Series 2024 EXTR 5 .655 07/05/41 3,627,143
1,211,000 (a),(d) EQT Trust, Series 2024 EXTR 6 .046 07/05/41 1,222,028
2,000,000 (a),(d) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR 5 .373 07/15/31 383,229
1,238,000 (a),(d) GS Mortgage Securities Corp Trust, Series 2017 375H 3 .591 09/10/37 1,204,613
3,779,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4 .024 10/10/49 3,700,989
5,651,250 (a) GS Mortgage Securities Trust, Series 2016 GS4 3 .990 11/10/49 5,446,226
4,300,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .433 05/10/50 4,243,742
1,500,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .638 05/10/50 1,451,392
2,000,000 GS Mortgage Securities Trust, Series 2017 GS7 3 .663 08/10/50 1,950,676
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8 3 .837 11/10/50 2,946,156
3,500,000 (a) GS Mortgage Securities Trust, Series 2017 GS8 4 .457 11/10/50 3,238,515
3,010,000 (a) GS Mortgage Securities Trust, Series 2018 GS9 3 .992 03/10/51 2,975,766
1,725,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .155 07/10/51 1,702,078
2,400,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 2,330,373
1,219,888 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,151,286
5,685,000 GS Mortgage Securities Trust, Series 2019 GC42 3 .001 09/10/52 5,364,475
1,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 1,394,945
1,392,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,247,538
5,500,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 4,825,204
6,750,000 (a),(d) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .125 07/15/40 6,760,733
5,000,000 (a),(d) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 5,000,973
10,000,000 (a),(d) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5 .125 12/15/42 9,964,634
25,000,000 (a),(d) Houston Galleria Mall Trust, Series 2025 HGLR 5 .644 02/05/45 25,592,910
6,500,000 (a),(d) HTL Commercial Mortgage Trust, Series 2024 T53 7 .324 05/10/39 6,542,601
4,775,000 (a),(d) Hudson Yards Mortgage Trust, Series 2026 10HY 5 .328 12/10/39 4,799,183
2,500,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 2,202,653

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.7% (continued)
$ 3,450,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041% 12/10/41 $ 3,106,098
5,320,000 (a),(d) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 5,351,385
10,210,000 (a),(d) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 10,258,352
5,000,000 (d) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 4,600,926
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON 4 .379 07/05/31 2,333,784
57,333 (a),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 55,806
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .620 01/16/37 457,530
5,500,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025 NSLB 6 .234 06/05/42 5,651,524
2,181,151 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 2,154,641
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 1,458,413
3,994,582 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 3,955,884
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 5 .512 09/15/47 1,588,427
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .898 02/15/48 864,625
1,667,661 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 1,652,189
5,885,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .684 08/15/48 5,554,981
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .684 08/15/48 2,365,647
745,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .955 12/15/48 717,597
2,645,000 (a),(d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .415 03/17/49 2,469,699
1,860,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .915 03/17/49 1,807,452
310,719 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .457 03/15/50 309,273
822,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .723 03/15/50 815,531
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .812 09/15/50 1,781,170
5,234,370 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR4 4 .290 03/10/52 5,001,437
2,244,814 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .123 06/13/52 2,144,433
5,554,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .180 05/13/53 4,842,566
3,625,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 3,029,637
8,875,000 (a),(d) KSL Commercial Mortgage Trust, (TSFR1M + 1.500%), Series 2026 HT3 5 .100 06/15/43 8,900,204
4,000,000 (a),(d) KSL Commercial Mortgage Trust, (TSFR1M + 1.800%), Series 2026 HT3 5 .400 06/15/43 4,015,040
1,600,000 (a),(d) KSL Commercial Mortgage Trust, (TSFR1M + 2.050%), Series 2026 HT3 5 .650 06/15/43 1,608,375
480,900 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 469,514
16,000,000 (a),(d) LOEWS Commercial Mortgage Trust, Series 2024 MIA 5 .549 09/10/39 16,260,288
2,200,000 (d) LSTAR Commercial Mortgage Trust, Series 2017 5 4 .021 03/10/50 2,162,532
2,250,000 (a),(d) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .125 05/18/42 2,256,662
2,500,000 (d) MFT Trust, Series 2020 ABC 3 .358 02/10/42 2,087,369
1,000,000 (a),(d) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .325 07/15/42 1,008,699
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .561 04/15/48 3,244,453
2,193,517 (d) Morgan Stanley Capital I Trust, Series 2015 420 7 .982 10/12/50 2,235,221
1,000,000 Morgan Stanley Capital I Trust, Series 2018 H3 4 .177 07/15/51 986,851
4,279,803 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 4,208,136
3,000,000 (a),(d) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 2,902,832
2,500,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 2,274,688
2,000,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,487,019
1,000,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 687,510
1,500,000 (a),(d) MSDB Trust, Series 2017 712F 3 .427 07/11/39 1,451,181
10,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .472 05/15/56 10,254,434
2,500,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .752 05/15/56 2,603,636
1,500,000 (a),(d) MTN Commercial Mortgage Trust, Series 2026 LPFX 5 .455 05/15/43 1,500,939
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5 .505 07/15/36 2,384,619
5,517,572 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 5,370,515
479,752 (d) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 458,761
3,465,000 (a),(d) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,478,086
5,000,000 (a),(d) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .465 08/15/29 4,989,013
3,850,000 (d) Olympic Tower Mortgage Trust, Series 2017 OT 3 .566 05/10/39 3,698,847
10,030,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 9,267,480
14,934,004 (d) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 14,435,130
5,000,000 (a),(d) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .753 07/15/39 5,040,109
2,600,000 (a),(d) PFDR Trust, (TSFR1M + 1.700%), Series 2026 DLVR 5 .321 06/15/43 2,603,971
2,250,000 (a),(d) PFDR Trust, (TSFR1M + 2.100%), Series 2026 DLVR 5 .713 06/15/43 2,254,338
3,850,000 (a),(d) PFDR Trust, (TSFR1M + 2.500%), Series 2026 DLVR 6 .113 06/15/43 3,858,843
2,500,000 (a),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4 .620 07/15/38 2,378,440
3,800,000 (a),(d) SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY 6 .575 10/15/41 3,814,947
10,000,000 (a),(d) SLG Office Trust, Series 2026 OMA 5 .131 04/15/41 9,995,036

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.7% (continued)
$ 1,500,000 (d) SLG Office Trust, Series 2021 OVA 2 .851% 07/15/41 $ 1,292,535
5,100,000 (a),(d) SYCA Commercial Mortgage Trust, Series 2025 WAG 5 .433 11/10/42 5,061,319
2,625,000 UBS Commercial Mortgage Trust, Series 2017 C1 3 .460 06/15/50 2,594,008
1,800,000 UBS Commercial Mortgage Trust, Series 2017 C4 3 .563 10/15/50 1,768,818
2,100,000 UBS Commercial Mortgage Trust, Series 2017 C5 3 .474 11/15/50 2,058,432
2,562,500 (a) UBS Commercial Mortgage Trust, Series 2017 C6 3 .886 12/15/50 2,517,029
2,800,000 (a) UBS Commercial Mortgage Trust, Series 2018 C8 4 .215 02/15/51 2,713,652
1,330,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4 .713 06/15/51 1,264,826
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 5 .044 06/15/51 2,301,293
2,006,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4 .788 08/15/51 1,842,902
2,250,000 UBS Commercial Mortgage Trust, Series 2018 C13 4 .334 10/15/51 2,219,148
1,750,000 (a) UBS Commercial Mortgage Trust, Series 2018 C13 4 .585 10/15/51 1,697,708
6,196,996 (a),(d) VASA Trust, (TSFR1M + 1.014%), Series 2021 VASA 4 .640 07/15/39 6,085,816
2,000,000 (a),(d) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .467 11/15/41 2,006,475
1,500,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,402,693
10,000,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.942%), Series 2025 AGLN 5 .567 07/15/37 10,023,410
3,914,574 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP 4 .975 08/15/42 3,921,818
1,686,996 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .901 05/15/48 1,530,926
387,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .635 03/15/50 381,634
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3 .757 03/15/50 1,955,331
1,750,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38 3 .917 07/15/50 1,668,819
2,100,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C43 4 .012 03/15/51 2,073,894
3,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C48 4 .703 01/15/52 2,954,047
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C60 2 .547 08/15/54 1,485,152
6,100,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 6,205,184
9,313,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 9,552,674
TOTAL COMMERCIAL MBS 938,879,526
CREDIT CARD ABS - 0.0%
1,700,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 1,708,577
TOTAL CREDIT CARD ABS 1,708,577
FINANCIAL SERVICES - 0.1%
6,850,000 (a),(d),(g) BX Trust, (TSFR1M + 1.400%), Series 2026 ORBT 5 .030 07/15/43 6,858,563
2,625,000 (a),(d),(g) BX Trust, (TSFR1M + 1.550%), Series 2026 ORBT 5 .180 07/15/43 2,628,281
TOTAL FINANCIAL SERVICES 9,486,844
HOME EQUITY ABS - 0.0%
55,677 (d) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
15 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1 6 .200 02/25/30 15
28,775 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 28,454
136,465 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .663 09/25/34 130,775
TOTAL HOME EQUITY ABS 159,245
OTHER ABS - 2.8%
4,000,000 (a),(d) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5 .970 07/21/38 4,006,460
2,362,238 (d) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 2,364,276
4,250,000 (a),(d) Apidos CLO XXXI, (TSFR3M + 1.450%), Series 2019 31A 5 .122 04/15/39 4,255,066
1,550,427 (d) Apollo Aviation Securitization, Series 2021 2A 2 .798 01/15/47 1,472,801
3,778,357 (d) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 3,763,040
8,254,750 (d) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 8,221,908
8,817,685 (a),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .497 04/07/52 882
8,537,866 (d) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 7,053,622
2,536,450 (d) CF Hippolyta LLC, Series 2020 1 1 .990 07/15/60 2,075,880
1,798,904 (d) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 1,086,476
5,900,000 (a),(d) CIFC Funding Ltd, (TSFR3M + 1.450%), Series 2020 2A 5 .130 04/16/39 5,906,053
1,038,145 CNH Equipment Trust, Series 2024 B 5 .190 09/17/29 1,045,378
8,811,034 CNH Equipment Trust, Series 2024 C 4 .030 01/15/30 8,791,526
1,049,063 (d) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 1,028,138
12,797,000 (d) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 12,065,753
13,566,375 (d) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 12,888,001
3,382,913 (a),(d) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A 5 .537 07/18/30 3,386,695
11,500,000 (a),(d) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5 .375 10/20/38 11,531,360
4,048,378 (d) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 3,824,103
5,000,000 (a),(d) Galaxy 32 CLO Ltd, (TSFR3M + 1.450%), Series 2023 32A 5 .125 01/20/39 5,012,785
3,000,000 (a),(d) Golub Capital Partners CLO, LT, (TSFR3M + 1.600%), Series 2025 84A 5 .310 01/20/39 3,011,607

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 2.8% (continued)
$ 4,500,000 (a),(d) Golub Capital Partners CLO, LT, (TSFR3M + 1.450%), Series 2026 86A 5 .108% 01/25/39 $ 4,513,419
1,890,000 (d) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 1,832,582
433,020 (d) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 394,628
153,265 (d) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 140,528
562,926 (d) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 524,608
306,529 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 287,562
975,743 (d) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 965,980
1,429,516 (d) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 1,410,933
3,415,561 (d),(i) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 3,055,253
10,000,000 (d) Kinetic ABS Issuer LLC, Series 2026 1A 5 .219 02/25/56 9,933,782
8,400,000 (d) Kubota Credit Owner Trust, Series 2025 1A 4 .670 06/15/29 8,420,220
271,584 (d) MAPS Trust, Series 2021 1A 2 .521 06/15/46 263,579
11,250,000 (d) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 11,280,349
355,615 (d) MVW LLC, Series 2021 2A 1 .830 05/20/39 338,396
678,480 (d) MVW LLC, Series 2021 1WA 1 .440 01/22/41 660,531
4,547,044 (d) MVW Owner Trust, Series 2025 2A 4 .480 10/20/44 4,497,403
1,100,000 (a),(d) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A 5 .418 07/24/37 1,103,471
2,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 45 Ltd, (TSFR3M + 1.550%), Series 2021 45A 5 .219 10/14/36 2,002,854
6,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5 .218 04/25/36 6,009,726
4,010,000 (d) NMEF Funding LLC, Series 2026 A 4 .200 02/15/34 3,967,539
4,274,454 (d) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1 .480 01/20/51 3,667,126
3,814,296 (d) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2 .380 11/20/51 3,283,062
4,310,374 (d) OneMain Financial Issuance Trust, Series 2020 2A 1 .750 09/14/35 4,262,553
329,603 (d) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 325,057
2,700,000 (a),(d) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5 .323 07/15/38 2,706,377
1,500,000 (d) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 1,507,473
3,350,000 (d) PFS Financing Corp, Series 2026 B 4 .180 03/15/31 3,315,674
1,500,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 1,413,250
12,650,000 (d) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 12,493,556
2,750,000 (d) Regional Management Issuance Trust, Series 2024 2 5 .490 12/15/33 2,757,218
2,279,137 (d) Renew, Series 2018 1 3 .950 09/20/53 2,117,056
3,182,500 (d) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 3,025,825
770,191 (d) Sierra Timeshare Receivables Funding LLC, Series 2024 3A 4 .830 08/20/41 769,378
4,152,891 (d) Sierra Timeshare Receivables Funding LLC, Series 2024 1A 5 .350 01/20/43 4,168,846
5,824,675 (d) SOFI CONSUMER LOAN PROGRAM TRU, Series 2026 1 4 .060 12/26/35 5,806,314
5,500,000 (d) Sotheby's Artfi Master Trust, Series 2026 1A 5 .820 06/20/33 5,466,581
1,465,932 (d) SpringCastle America Funding LLC, Series 2020 AA 1 .970 09/25/37 1,378,451
4,974,250 (d) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 4,994,471
14,987,055 (d) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 14,719,866
9,667,800 (d) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 9,006,722
30,600,000 (d) T-Mobile US Trust, Series 2025 1A 4 .740 11/20/29 30,710,365
9,641,808 (d) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 8,902,054
9,250,000 (d) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 9,280,223
TOTAL OTHER ABS 300,472,651
STUDENT LOAN ABS - 0.0%
589,665 (d) Navient Private Education Refi Loan Trust, Series 2020 HA 1 .310 01/15/69 559,592
421,448 (d) Navient Student Loan Trust, Series 2019 BA 3 .390 12/15/59 415,506
178,501 (d) SoFi Professional Loan Program LLC, Series 2019 A 3 .690 06/15/48 177,558
TOTAL STUDENT LOAN ABS 1,152,656
UTILITIES - 0.0%
2,849,165 (a) COMM Mortgage Trust, Series 2015 CR22 3 .926 03/10/48 2,742,114
TOTAL UTILITIES 2,742,114
WL COLLAT SUPPORT CMO - 1.3%
56,345 (a),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 52,167
2,002,569 (a),(d) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2 .500 10/25/51 1,645,371
6,239,622 (a),(d) Bayview MSR Opportunity Master Fund Trust, Series 2022 5 3 .000 02/25/52 5,325,374
1,621,551 (a),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 1,331,344
5,275,961 (a),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 4,341,605
17,808,346 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 15,199,015
7,601,215 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 6,240,836
9,036,485 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 7,711,981
2,919,497 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 2,493,108

Core Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLAT SUPPORT CMO - 1.3% (continued)
$ 7,875,448 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500% 01/25/52 $ 6,480,731
5,291,620 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 4,524,530
5,252,192 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 4,492,194
6,204,509 (a),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 5,475,012
943,339 (a),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 954,915
3,600,000 (a),(d) GS Mortgage-Backed Securities Trust, Series 2026 PJ8 5 .500 11/25/56 3,576,938
54,257 (a),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 50,398
290,549 (a),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 267,896
1,075,216 (a),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 975,760
2,063,658 (a),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 1,850,251
1,302,675 (a),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .726 10/26/48 1,314,483
3,870,594 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 3,181,743
1,861,206 (a),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 1,524,532
2,537,406 (a),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 2,077,724
3,013,086 (a),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 2,479,478
12,709,427 (a),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 10,847,211
5,579,394 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 4,763,626
7,813,988 (a),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 6,885,407
5,445,503 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 4,637,419
4,277,573 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 3,889,020
8,649,339 (a),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 7,117,568
6,929,739 (a),(d) OBX Trust, Series 2022 INV5 4 .000 10/25/52 6,304,601
1,748,807 (a),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,435,825
1,450,893 (a),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 1,186,629
2,199,138 (a),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 1,956,326
170,452 (a),(d) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 154,869
31,967 (a),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 30,204
2,215,229 (a),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,914,076
3,588,531 (a),(d) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 3,444,215
56,586 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 53,139
2,549,412 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 2,093,147
2,796,224 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 2,388,244
TOTAL WL COLLAT SUPPORT CMO 142,668,912
WL COLLATERAL CMO - 1.3%
326,596 (a),(d) CIM Trust, Series 2021 J2 2 .672 04/25/51 269,911
1,750,000 (d) COLT Mortgage Loan Trust, Series 2026 4 5 .641 06/25/71 1,744,667
15,234,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 15,502,554
4,727,563 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .628 04/25/42 4,784,233
8,660,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 8,873,330
17,280,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 17,903,034
1,715,000 (a),(d) EFMT, Series 2026 NQM6 6 .170 06/25/71 1,723,203
1,010,672 (a),(d) Flagstar Mortgage Trust, Series 2017 2 3 .962 10/25/47 922,529
2,231,622 (a),(d) Flagstar Mortgage Trust, Series 2021 5INV 3 .333 07/25/51 1,855,030
728,915 (a),(d) Flagstar Mortgage Trust, Series 2021 7 2 .920 08/25/51 602,505
3,157,764 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .494 10/25/51 2,636,171
1,215,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 1,263,884
227,663 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 212,292
601,365 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 517,495
28,660,378 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .244 03/27/51 349,909
930,255 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 801,104
2,250,692 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,849,180
905,988 (a),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .601 05/25/50 804,834
812,751 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .087 11/25/51 693,212
1,088,360 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .019 12/25/51 909,564
15,794,537 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 12,948,491
3,017,007 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .720 01/25/52 2,474,399
2,080,467 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .236 06/25/52 1,746,399
6,447,096 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 5,502,449
4,032,102 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 3,440,502
977,311 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 941,399
1,000,000 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 947,870
997,261 (a),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .952 09/25/52 806,846

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO - 1.3% (continued)
$ 1,036,414 (a),(d) JP Morgan Mortgage Trust, Series 2015 1 5 .009% 12/25/44 $ 1,037,180
3,175,495 (a),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 2,871,031
22,645,303 (a),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 165,768
15,912,504 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .135 08/25/51 111,649
1,978,470 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .885 08/25/51 1,638,086
30,677,548 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .139 10/25/51 223,544
8,546,106 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 202,243
1,762,326 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV4 3 .201 01/25/52 1,445,735
1,297,128 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV1 3 .289 03/25/52 1,094,320
1,845,525 (a),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,590,434
600,990 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV8 3 .275 05/25/52 506,661
1,706,135 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 1,552,223
1,985,569 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 1,773,860
1,565,411 (a),(d) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .514 03/25/52 1,295,685
27,568 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .243 02/25/36 27,573
356,294 (a),(d) OBX Trust, Series 2022 J2 3 .400 08/25/52 305,296
1,831,413 (a),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,731,763
241,847 (a),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 223,390
652,595 (a),(d) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 619,300
382,904 (a),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 347,834
355,752 (a),(d) Sequoia Mortgage Trust, Series 2021 1 2 .657 03/25/51 298,454
150,417 (a),(d) Shellpoint Co-Originator Trust, Series 2017 1 3 .500 04/25/47 136,964
5,130,370 (a),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 4,514,188
2,490,000 (a),(d) Verus Securitization Trust, Series 2025 12 5 .760 12/25/70 2,466,883
4,220,000 (a),(d) Verus Securitization Trust, Series 2026 4 5 .870 04/25/71 4,210,364
859,684 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3 .497 09/25/49 776,167
649,549 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 557,585
9,682,649 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 7,949,758
1,194,269 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3 .627 09/25/51 1,012,045
3,743,413 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .413 03/25/52 3,140,802
4,835,823 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 4,269,832
189,733 (a),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 163,077
TOTAL WL COLLATERAL CMO 141,286,690
TOTAL STRUCTURED ASSETS
(Cost $1,823,148,141) 1,762,757,209
TOTAL LONG-TERM INVESTMENTS
(Cost $10,983,659,854) 10,571,910,810
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
28,217,970 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (k) 28,217,970
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,217,970) 28,217,970
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.5%
10,000,000 (l) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 9,890,761
10,000,000 (l) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 9,881,486
10,000,000 (l) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 9,774,871
7,000,000 (l) Federal Home Loan Bank Discount Notes 0 .000 08/07/26 6,972,956
10,000,000 (l) Federal Home Loan Bank Discount Notes 0 .000 08/14/26 9,954,250
TOTAL GOVERNMENT AGENCY DEBT 46,474,324
REPURCHASE AGREEMENTS - 0.5%
40,000,000 (m) Fixed Income Clearing Corporation 3 .640 07/01/26 40,000,000
16,689,000 (n) Fixed Income Clearing Corporation 3 .650 07/01/26 16,689,000
TOTAL REPURCHASE AGREEMENTS 56,689,000
TREASURY DEBT - 0.4%
10,000,000 (l) United States Treasury Bill 0 .000 10/13/26 9,892,461
25,000,000 (l) United States Treasury Bill 0 .000 11/12/26 24,650,483

Core Bond

Portfolio of Investments June 30, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 10,000,000 (l) United States Treasury Bill 0 .000% 12/17/26 $ 9,821,377
TOTAL TREASURY DEBT 44,364,321
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,566,096) 147,527,645
TOTAL INVESTMENTS - 99.7%
(Cost $11,159,443,920) 10,747,656,425
OTHER ASSETS & LIABILITIES, NET - 0.3% 28,518,992
NET ASSETS - 100.0% $ 10,776,175,417
ABS Asset-Backed Security
BRL Brazilian Real
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
DGS5 5-Year Treasury Constant Maturity Rate
ETF Exchange Traded Fund
EUR Euro
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UYU Uruguayan Peso
UZS Uzbekistani Som
WL Whole Loan
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,013,228.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,417,803,411 or 22.5% of Total
Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.4% of Total Investments.
(g) When-issued or delayed delivery security.
(h) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(m) Agreement with Fixed Income Clearing Corporation, 3.640% dated 6/30/26 to be repurchased at $40,004,044 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 5/31/33, valued at $40,800,000.
(n) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $16,690,692 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $17,022,809.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 3,262 09/30/26  $ 348,816,076 $ 349,186,907 $ 370,831
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 8,169,326 EUR 7,068,632 Citibank N.A. 07/08/26 $ 90,074
$ 1,965,006 EUR 1,679,029 JPMORGAN CHASE BANK N.A 07/08/26 45,922
EUR 1,354,640 $ 1,599,206 Toronto Dominion Bank 07/08/26 (50,890)
EUR 1,811,143 $ 2,127,953 Toronto Dominion Bank 07/08/26 (57,867)
Total  $ 27,239
Total unrealized appreciation on forward foreign currency contracts  $ 135,996
Total unrealized depreciation on forward foreign currency contracts  $ (108,757)
EUR Euro

Core Bond

Portfolio of Investments June 30, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $143,399,333 $— $143,399,333
Common stocks 160,220,194 251,473 — 160,471,667
Corporate bonds — 3,077,388,281 — 3,077,388,281
Government bonds — 5,417,653,167 — 5,417,653,167
Preferred stocks 10,241,153 — — 10,241,153
Structured assets — 1,759,701,956 3,055,253 1,762,757,209
Investments purchased with collateral from securities lending 28,217,970 — — 28,217,970
Short-Term Investments
:
Government agency debt — 46,474,324 — 46,474,324
Repurchase agreements — 56,689,000 — 56,689,000
Treasury debt — 44,364,321 — 44,364,321
$198,679,317 $10,545,921,855 $3,055,253 $10,747,656,425
Investments in Derivatives
Forward foreign currency contracts* – 27,239 – 27,239
Futures contracts* 370,831 – – 370,831
$370,831 $27,239 $– $398,070
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments June 30, 2026
Core and Impact Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
BANK LOAN OBLIGATIONS - 0.4%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/26 $ 45
TOTAL CAPITAL GOODS 45
UTILITIES - 0.4%
5,760,261 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .666 12/15/27 5,754,270
16,012,542 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .732 05/30/29 16,039,203
6,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644 04/30/31 6,969,809
TOTAL UTILITIES 28,763,282
TOTAL BANK LOAN OBLIGATIONS
(Cost $29,012,374) 28,763,327
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.0%
AUTOMOBILES & COMPONENTS - 0.2%
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,787,658
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 5,019,287
TOTAL AUTOMOBILES & COMPONENTS 14,806,945
BANKS - 6.1%
12,082,000 (d) ABN AMRO Bank NV 2 .470 12/13/29 11,441,102
4,425,000 (d) Banco do Brasil S.A. 5 .625 10/23/31 4,382,520
13,400,000 Banco Santander S.A. 5 .127 11/06/35 13,137,926
13,900,000 Bank of ,NV Scotia 6 .875 10/27/85 14,064,534
12,125,000 (e) Bank of America Corp 6 .625 N/A 12,500,620
10,000,000 Bank of Montreal 3 .803 12/15/32 9,843,782
10,575,000 Bank of Montreal 5 .298 06/02/37 10,585,063
8,875,000 Bank of Montreal 7 .700 05/26/84 9,283,703
15,125,000 Bank of Montreal 6 .875 11/26/85 15,379,660
8,000,000 (d) BNP Paribas S.A. 4 .892 06/30/30 7,998,894
5,816,000 (d) BPCE S.A. 2 .045 10/19/27 5,771,422
550,000 BPCE S.A., Reg S 2 .045 10/19/27 545,784
11,350,000 (d) BPCE S.A. 6 .293 01/14/36 11,857,895
13,250,000 (c) Canadian Imperial Bank of Commerce, (SOFR + 0.660%) 4 .297 06/26/28 13,255,346
16,750,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 17,068,133
6,375,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 6,536,026
9,250,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 9,270,813
12,375,000 CitiBank NA 4 .876 11/19/27 12,398,342
5,500,000 (e) Citigroup, Inc 6 .625 N/A 5,603,384
10,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 9,812,454
5,775,000 (d) Credit Agricole S.A. 5 .222 05/27/31 5,821,899
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,348,496
8,300,000 (d) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 8,245,763
18,500,000 (d) Federation des Caisses Desjardins du Quebec 5 .021 05/27/31 18,619,775
4,650,000 HSBC Holdings plc 5 .741 09/10/36 4,683,607
7,500,000 (d),(f) ING Bank NV 4 .711 07/07/31 7,481,316
12,500,000 ING Groep NV 5 .525 03/25/36 12,693,368
6,725,000 (e),(g) ING Groep NV 7 .000 N/A 6,919,958
1,653,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.170%) 3 .808 09/16/26 1,653,132
2,000,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.350%) 3 .985 10/04/27 2,004,029
4,000,000 Inter-American Development Bank 3 .802 11/12/30 3,879,837
6,450,000 (d) Intesa Sanpaolo S.p.A 5 .000 06/29/30 6,457,611
3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,957,107
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 18,096,950
18,250,000 JPMorgan Chase & Co 6 .070 10/22/27 18,338,565
12,575,000 JPMorgan Chase & Co 5 .571 04/22/28 12,679,835
4,500,000 JPMorgan Chase & Co 5 .766 04/22/35 4,680,512
12,475,000 (e) JPMorgan Chase & Co 6 .875 N/A 13,068,336
7,525,000 (c),(d) KEB Hana Bank, (SOFR + 0.600%) 4 .232 10/21/28 7,549,780
8,340,000 M&T Bank Corp 4 .833 01/16/29 8,356,704
7,750,000 Morgan Stanley Bank NA 5 .504 05/26/28 7,814,986

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.1% (continued)
$ 12,750,000 (c) Morgan Stanley Bank NA, (SOFR Compounded Index + 0.980%) 4 .607% 05/10/30 $ 12,807,936
3,675,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 3,658,422
13,975,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 13,735,762
3,700,000 (e),(g) NatWest Group plc 8 .125 N/A 4,095,138
5,500,000 (d),(e),(g) Nordea Bank Abp 6 .750 N/A 5,556,287
1,100,000 Royal Bank of Canada 1 .150 07/14/26 1,098,834
18,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 18,262,838
10,000,000 (d) Royal Bank of Canada 4 .851 12/14/26 10,029,160
6,100,000 Santander UK Group Holdings plc 5 .136 09/22/36 5,928,504
7,150,000 (c),(d) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%) 4 .318 03/12/29 7,174,167
8,500,000 (h) Sumitomo Mitsui Financial Group, Inc, Reg S 4 .522 02/12/32 8,316,215
10,000,000 (d) Swedbank AB 1 .538 11/16/26 9,898,320
13,875,000 (d) Swedbank AB 4 .898 03/30/31 13,934,994
5,710,000 Toronto-Dominion Bank 5 .264 12/11/26 5,735,508
TOTAL BANKS 501,321,054
CAPITAL GOODS - 0.3%
8,875,000 Air Lease Corp 5 .100 03/01/29 8,931,498
9,000,000 Conservation Fund 3 .474 12/15/29 8,536,476
7,125,000 Xylem, Inc 5 .450 06/01/36 7,257,230
TOTAL CAPITAL GOODS 24,725,204
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 11,325,286
8,200,000 Automatic Data Processing, Inc 4 .450 09/09/34 7,990,592
8,075,000 Capital Impact Partners 5 .335 08/01/30 8,163,632
15,800,000 Capital Impact Partners 5 .999 08/01/35 16,364,761
10,200,000 Corp Andina de Fomento 4 .251 02/03/31 9,913,686
22,800,000 International Bank for Reconstruction & Development 1 .123 03/31/32 22,541,220
14,000,000 International Bank for Reconstruction & Development 2 .410 11/02/40 14,089,600
12,760,000 Rockefeller Foundation 2 .492 10/01/50 7,733,898
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 98,122,675
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,944,386
5,300,000 Lowe's Cos, Inc 4 .250 04/01/52 4,150,389
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,094,775
CONSUMER DURABLES & APPAREL - 0.0%
5,270,000 Whirlpool Corp 2 .400 05/15/31 3,938,035
TOTAL CONSUMER DURABLES & APPAREL 3,938,035
CONSUMER SERVICES - 0.6%
1,250,000 Bush Foundation 2 .754 10/01/50 769,830
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,768,380
4,000,000 Henry J Kaiser Family Foundation 4 .214 12/01/30 3,976,195
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,579,215
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 10,377,781
5,750,000 Massachusetts Institute of Technology 3 .959 07/01/38 5,232,731
9,500,000 Mather Foundation 2 .675 10/01/31 8,462,650
3,500,000 Oberlin College 2 .874 10/01/51 2,189,477
15,000 Salvation Army 5 .637 09/01/26 15,013
7,250,000 Salvation Army 4 .528 09/01/48 6,230,654
1,830,000 Trustees of Dartmouth College 4 .273 06/01/30 1,817,309
TOTAL CONSUMER SERVICES 46,419,235
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
8,726,000 (d) Alimentation Couche-Tard, Inc 3 .625 05/13/51 6,232,986
10,625,000 SYSCO Corp 5 .750 01/17/29 10,892,156
12,150,000 SYSCO Corp 2 .400 02/15/30 11,187,402
6,100,000 SYSCO Corp 5 .100 09/23/30 6,158,324
20,525,000 Walmart, Inc 1 .800 09/22/31 18,130,053
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 52,600,921
ENERGY - 2.4%
9,300,000 (d) Amazon Conservation DAC 6 .034 01/16/42 9,392,070
10,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 9,620,534
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 5,063,796

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.4% (continued)
$ 20,000,000 (h) CIF Capital Markets Mechanism plc, Reg S 4 .750% 01/22/28 $ 20,113,791
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,622,665
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,261,598
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,360,773
6,100,000 Diamondback Energy, Inc 5 .550 04/01/35 6,220,737
14,150,000 (d) Eni S.p.A 5 .250 05/18/36 13,915,461
9,400,000 (d) Eni S.p.A 6 .000 05/18/56 9,278,225
3,675,000 EOG Resources, Inc 4 .400 01/15/31 3,626,339
7,725,000 Equinor ASA 2 .375 05/22/30 7,121,790
13,750,000 Equinor ASA 5 .125 06/03/35 13,889,697
3,000,000 Equinor ASA 3 .950 05/15/43 2,479,475
9,110,000 Equinor ASA 3 .250 11/18/49 6,306,871
2,950,000 Kinder Morgan, Inc 5 .850 06/01/35 3,083,952
2,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,808,873
6,725,000 MPLX LP 5 .500 06/01/34 6,798,993
5,000,000 (d) New York State Electric & Gas Corp 5 .650 08/15/28 5,092,626
2,000,000 (d) New York State Electric & Gas Corp 5 .850 08/15/33 2,087,505
6,000,000 (d) NGPL PipeCo LLC 5 .600 08/15/36 5,966,894
2,900,000 Patterson-UTI Energy, Inc 6 .050 05/15/36 2,890,229
4,350,000 TotalEnergies Capital S.A. 5 .488 04/05/54 4,203,004
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 13,212,928
10,850,000 TotalEnergies Capital S.A. 5 .425 09/10/64 10,170,265
7,875,000 Totalenergies Capital USA LLC 4 .569 01/13/33 7,721,067
3,000,000 Williams Cos, Inc 5 .300 08/15/28 3,043,291
TOTAL ENERGY 193,353,449
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
3,500,000 ERP Operating LP 4 .150 12/01/28 3,466,712
1,480,000 (d) Starwood Property Trust, Inc 5 .250 10/15/28 1,473,249
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,939,961
FINANCIAL SERVICES - 3.5%
12,000,000 Bank of Montreal 4 .100 12/15/27 11,983,703
3,277,308 BB Blue Financing DAC 4 .395 09/20/29 3,177,292
9,583,333 BB Blue Financing DAC 4 .395 09/20/37 9,200,503
3,325,000 Brookfield Asset Management Ltd 6 .077 09/15/55 3,338,795
3,000,000 (d) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 3,152,060
14,145,000 Community Preservation Corp 2 .867 02/01/30 13,099,803
3,170,000 (d) Equitable Financial Life Global Funding 1 .300 07/12/26 3,166,796
4,000,000 Ford Foundation 2 .415 06/01/50 2,378,187
29,395,000 Ford Foundation 2 .815 06/01/70 16,622,285
8,800,000 Goldman Sachs Group, Inc 5 .541 01/21/47 8,511,678
11,180,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 10,947,456
4,025,000 (d) HA Sustainable Infrastructure Capital, Inc 5 .950 07/15/33 4,042,131
17,863,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 18,220,067
925,000 HA Sustainable Infrastructure Capital, Inc 7 .125 11/15/56 939,024
3,000,000 (d) HAT Holdings I LLC 3 .750 09/15/30 2,799,052
1,116,828 HNA LLC 2 .369 09/18/27 1,099,779
17,100,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%) 3 .900 07/30/27 17,116,419
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 6,940,136
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,500,000
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,581,175
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,866,350
3,800,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 3,278,644
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,254,567
1,925,000 NHP Foundation 5 .850 12/01/28 1,968,141
4,850,000 NHP Foundation 6 .000 12/01/33 4,993,550
885,000 Private Export Funding Corp 1 .400 07/15/28 832,445
10,245,000 Private Export Funding Corp 4 .300 12/15/28 10,225,888
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,957,572
1,000,000 Reinvestment Fund, Inc 3 .930 02/15/28 980,017
1,972,000 (d),(f) Starwood Property Trust, Inc 5 .875 08/15/29 1,977,894
13,175,000 (d) Starwood Property Trust, Inc 6 .000 04/15/30 13,222,983
2,352,000 (d) Sumitomo Mitsui Trust Bank Ltd 2 .800 03/10/27 2,328,783

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.5% (continued)
$ 5,852,765 Thirax  LLC 1 .462% 03/07/33 $ 5,219,727
9,375,000 (d) UBS Group AG. 5 .617 09/13/30 9,595,116
9,950,000 (d) UBS Group AG. 6 .301 09/22/34 10,572,419
5,700,000 (d),(e),(g) UBS Group AG. 7 .000 N/A 5,722,936
4,050,000 (d),(e),(g) UBS Group AG. 9 .250 N/A 4,359,226
3,375,000 (d),(e),(g) UBS Group AG. 9 .250 N/A 3,898,638
10,000,000 Visa, Inc 1 .100 02/15/31 8,648,780
9,785,223 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,513,067
9,631,908 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,900,639
4,292,000 (d) WLB Asset VII Pte Ltd 5 .880 07/30/29 4,273,518
5,355,000 (h) WLB Asset Viib Pte Ltd, Reg S 5 .910 05/13/30 5,456,799
TOTAL FINANCIAL SERVICES 285,864,040
FOOD, BEVERAGE & TOBACCO - 0.5%
11,825,000 (d) Mars, Inc 4 .650 04/20/31 11,834,806
4,800,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 4,788,480
12,500,000 (i) PepsiCo, Inc 3 .900 07/18/32 12,086,140
20,310,000 PepsiCo, Inc 2 .875 10/15/49 13,268,377
TOTAL FOOD, BEVERAGE & TOBACCO 41,977,803
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
2,500,000 (d) 180 Medical, Inc 5 .300 10/08/35 2,450,518
14,625,000 (h) International Finance Facility for Immunisation Co, Reg S 4 .125 10/29/27 14,597,895
9,600,000 (h) International Finance Facility for Immunisation Co, Reg S 4 .000 04/29/31 9,455,501
6,750,000 Kaiser Foundation Hospitals 3 .150 05/01/27 6,691,043
19,025,000 Kaiser Foundation Hospitals 2 .810 06/01/41 14,019,920
3,350,000 (i) Seattle Children's Hospital 2 .719 10/01/50 2,071,438
TOTAL HEALTH CARE EQUIPMENT & SERVICES 49,286,315
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 5,048,612
12,125,000 Procter & Gamble Co 1 .200 10/29/30 10,620,797
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,839,385
9,500,000 Unilever Capital Corp 4 .875 09/08/28 9,600,148
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,409,290
11,600,000 Unilever Capital Corp 4 .625 08/12/34 11,412,746
9,425,000 Unilever Capital Corp 2 .625 08/12/51 5,814,029
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 58,745,007
INSURANCE - 1.5%
7,850,000 (d) 200 Park Funding Trust 5 .740 02/15/55 7,681,005
12,075,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 11,240,971
5,400,000 MetLife, Inc 6 .350 03/15/55 5,534,536
3,590,000 (d) Metropolitan Life Global Funding I 4 .400 06/30/27 3,597,366
2,000,000 Metropolitan Life Global Funding I, Reg S 4 .400 06/30/27 2,004,104
13,000,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 13,323,560
15,100,000 (d) Omnis Funding Trust 6 .722 05/15/55 15,722,480
EUR 5,300,000 (h) Pacific Life Global Funding II, Reg S 3 .125 06/18/31 5,998,603
8,500,000 (d) Principal Life Global Funding II 1 .250 08/16/26 8,468,876
4,825,000 (d) Protective Life Corp 4 .700 01/15/31 4,756,350
12,350,000 (d) Protective Life Corp 5 .350 12/15/35 12,133,097
2,650,000 Travelers Cos, Inc 2 .550 04/27/50 1,594,749
12,837,000 (d) USAA Capital Corp 2 .125 05/01/30 11,716,727
18,375,000 (d) Wynnton Funding Trust 5 .251 08/15/35 18,166,848
TOTAL INSURANCE 121,939,272
MATERIALS - 1.0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,550,167
2,645,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,744,859
10,000,000 Amcor Group Finance plc 5 .450 05/23/29 10,201,076
3,830,000 (d) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 3,872,863
7,000,000 Dow Chemical Co 5 .150 02/15/34 6,865,710
8,000,000 Dow Chemical Co 5 .600 02/15/54 7,089,038
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 11,051,446
1,545,000 (d) Hybar LLC 7 .375 07/01/34 1,552,498
11,125,000 Nutrien Ltd 5 .400 06/21/34 11,276,932
10,500,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 10,391,857

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.0% (continued)
$ 3,494,500 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750% 04/24/33 $ 3,528,634
TOTAL MATERIALS 79,125,080
MEDIA & ENTERTAINMENT - 0.5%
5,500,000 Alphabet, Inc 1 .100 08/15/30 4,825,159
10,275,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 10,372,266
4,925,000 Asian Infrastructure Investment Bank 4 .125 01/14/36 4,801,683
5,950,000 (d) Central American Bank for Economic Integration 3 .750 01/22/29 5,858,940
12,000,000 Comcast Corp 4 .650 02/15/33 11,727,588
TOTAL MEDIA & ENTERTAINMENT 37,585,636
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,450,000 Eli Lilly & Co 5 .650 10/15/65 2,452,702
10,000,000 Pfizer, Inc 2 .625 04/01/30 9,344,882
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,715,099
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,512,683
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
4,000,000 Bridge Housing Corp 3 .250 07/15/30 3,692,285
9,895,000 Bridge Housing Corp 5 .321 07/15/35 9,827,855
8,000,000 National Community Renaissance of California 3 .270 12/01/32 7,023,685
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,230,153
3,250,000 Preservation Of Affordable Housing, Inc 5 .435 06/01/36 3,129,144
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 32,903,122
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
15,000,000 (i) Apple, Inc 3 .000 06/20/27 14,834,540
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,834,540
TELECOMMUNICATION SERVICES - 0.4%
7,250,000 (d) Central American Bank for Economic Integration 4 .750 01/24/28 7,295,070
7,000,000 (d) QTS Fayetteville I Dc1-2 LLC 5 .700 04/15/36 6,655,556
8,175,000 (d) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 8,448,344
6,670,000 (d) WULF Compute LLC 7 .750 10/15/30 7,005,821
TOTAL TELECOMMUNICATION SERVICES 29,404,791
TRANSPORTATION - 0.4%
1,783,673 (d) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 1,767,573
6,041,016 (d) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 5,948,753
4,641,560 (d) Air Canada Pass Through Trust 3 .300 01/15/30 4,409,630
5,950,000 Canadian National Railway Co 4 .350 05/12/29 5,912,257
11,775,000 Canadian National Railway Co 4 .950 05/12/36 11,705,025
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,374,113
TOTAL TRANSPORTATION 35,117,351
UTILITIES - 8.5%
5,550,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4 .875 05/21/30 5,535,121
2,000,000 AES Corp 2 .450 01/15/31 1,784,081
1,000,000 AES Corp 7 .600 01/15/55 1,023,877
4,950,000 (d) AIB Group plc 5 .320 05/15/31 5,010,557
12,350,000 Ameren Illinois Co 2 .900 06/15/51 7,778,457
9,500,000 American Water Capital Corp 5 .250 03/01/35 9,613,704
5,750,000 American Water Capital Corp 5 .700 09/01/55 5,694,557
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 4,037,330
11,515,000 Avangrid, Inc 3 .800 06/01/29 11,212,693
CAD 4,125,000 (h) Brookfield Renewable Partners ULC 4 .542 10/12/35 2,925,587
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,802,434
EUR 4,400,000 (h) California Buyer Ltd, Reg S 5 .625 02/15/32 5,105,770
15,120,000 (d) California Buyer Ltd 6 .375 02/15/32 15,157,346
6,075,000 (d) Chpe LLC 4 .875 06/30/31 6,063,172
10,500,000 (d) Chpe LLC 5 .100 06/30/33 10,472,370
5,175,000 (d) Chpe LLC 5 .350 06/30/36 5,158,723
7,625,000 (d) Chpe LLC 5 .875 06/29/46 7,670,231
3,850,000 (d) Colbun S.A. 3 .150 01/19/32 3,479,350
2,000,000 (d) Comision Federal de Electricidad 6 .450 01/24/35 2,000,786
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,839,447
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,616,887
1,670,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 1,626,249

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.5% (continued)
$ 4,200,000 Consumers Energy Co 4 .600% 05/30/29 $ 4,215,989
11,906,079 (d) Continental Wind LLC 6 .000 02/28/33 12,010,195
2,250,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 2,283,367
6,938,000 Dominion Energy, Inc 2 .250 08/15/31 6,137,910
11,750,000 Dominion Energy, Inc 7 .000 06/01/54 12,440,830
16,725,000 DTE Electric Co 1 .900 04/01/28 16,057,645
9,025,000 DTE Electric Co 3 .250 04/01/51 6,121,937
2,250,000 DTE Electric Co 3 .650 03/01/52 1,639,193
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,342,314
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 9,352,865
6,000,000 Duke Energy Florida LLC 2 .400 12/15/31 5,347,202
10,000,000 Duke Energy Florida LLC 3 .000 12/15/51 6,429,477
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 974,377
2,100,000 Emera US Finance LLC 6 .850 10/01/56 2,142,111
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,392,634
6,250,000 Georgia Power Co 3 .250 03/15/51 4,223,587
2,700,000 Georgia Power Co 5 .125 05/15/52 2,501,818
10,000,000 (d) Hanwha Q Cells Americas Holdings Corp 4 .375 05/21/29 9,933,534
6,775,000 (d) International Development Association 4 .375 11/27/29 6,803,321
13,375,000 (d) International Development Association 4 .000 06/11/30 13,251,395
5,375,000 (d) International Development Association 3 .875 09/17/32 5,242,575
2,375,000 (d) International Development Association 4 .500 02/12/35 2,383,735
13,250,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 11,865,122
2,498,000 (d) Massachusetts Electric Co 1 .729 11/24/30 2,185,625
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,811,921
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,126,569
200,000 National Fuel Gas Co 3 .950 09/15/27 198,315
8,350,000 National Fuel Gas Co 4 .750 05/15/29 8,327,524
11,274,000 National Fuel Gas Co 2 .950 03/01/31 10,314,660
5,950,000 National Fuel Gas Co 5 .050 10/15/31 5,923,629
3,375,000 National Fuel Gas Co 5 .950 03/15/35 3,475,086
8,150,000 National Fuel Gas Co 5 .500 05/15/36 8,099,196
12,250,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 10,735,064
10,875,000 (d) New York State Electric & Gas Corp 5 .050 08/15/35 10,758,451
6,275,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 6,535,651
2,034,000 (d),(i) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,104,655
12,750,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 11,487,644
3,550,000 NiSource, Inc 5 .000 06/15/52 3,129,030
6,700,000 Northern States Power Co 2 .900 03/01/50 4,421,137
7,050,000 Northern States Power Co 3 .200 04/01/52 4,818,546
8,125,000 Northern States Power Co 5 .400 03/15/54 7,780,696
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,378,201
1,763,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 1,710,559
20,743,000 Pacific Gas and Electric Co 6 .700 04/01/53 21,576,709
4,895,214 PG&E Recovery Funding LLC 4 .838 06/01/33 4,906,510
11,375,000 PG&E Recovery Funding LLC 5 .231 06/01/42 11,342,545
6,750,000 PG&E Recovery Funding LLC 5 .529 06/01/49 6,691,761
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,826,647
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,886,556
10,600,000 Public Service Co of Colorado 5 .750 05/15/54 10,511,002
2,500,000 Public Service Co of Oklahoma 2 .200 08/15/31 2,198,080
2,500,000 Public Service Electric and Gas Co 4 .650 03/15/33 2,475,042
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,178,254
14,800,000 Puget Energy, Inc 7 .000 09/15/56 14,961,749
9,050,000 Puget Energy, Inc 7 .250 09/15/56 9,212,819
3,625,000 (d) RWE Finance US LLC 5 .875 04/16/34 3,732,640
5,000,000 (d) RWE Finance US LLC 5 .125 09/18/35 4,879,708
10,000,000 (d) RWE Finance US LLC 6 .250 04/16/54 10,128,852
14,750,000 (d) RWE Finance US LLC 5 .875 09/18/55 14,182,816
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,208,625
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,563,403
1,245,067 SCE Recovery Funding LLC 1 .977 11/15/28 1,204,236

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.5% (continued)
$ 7,100,000 SCE Recovery Funding LLC 2 .943% 11/15/42 $ 6,023,014
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,910,822
3,659,421 (d) Solar Star Funding LLC 3 .950 06/30/35 3,422,719
13,949,511 (d) Solar Star Funding LLC 5 .375 06/30/35 13,883,213
8,430,000 Southern California Edison Co 2 .750 02/01/32 7,500,274
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,251,095
1,000,000 Southern California Edison Co 3 .650 06/01/51 687,864
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,287,223
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,588,673
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,183,913
1,270,000 (b) Sunnova Energy Corp 0 .000 09/01/26 3,175
15,200,210 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 12,431,507
2,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 1,987,663
5,701,112 (d) Topaz Solar Farms LLC 4 .875 09/30/39 5,031,231
17,165,965 (d) Topaz Solar Farms LLC 5 .750 09/30/39 16,860,411
10,000,000 Union Electric Co 2 .150 03/15/32 8,755,041
16,400,000 Union Electric Co 2 .625 03/15/51 9,757,806
6,425,000 (d),(e) Vistra Corp 7 .000 N/A 6,475,905
6,100,000 Western Midstream Operating LP 5 .500 12/15/35 6,035,665
6,292,000 (d) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 6,622,770
12,250,000 Zions Bancorp NA 4 .704 08/18/28 12,229,479
TOTAL UTILITIES 694,621,438
TOTAL CORPORATE BONDS
(Cost $2,539,461,731) 2,446,239,332
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 57.9%
AGENCY SECURITIES - 1.4%
10,988,659 Crowley Conro LLC 4 .181 08/15/43 10,161,372
26,704 Ethiopian Leasing LLC 2 .566 08/14/26 26,626
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 19,168,229
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,962,959
840,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 4 .717 09/15/30 837,679
7,284,000 Private Export Funding Corp 3 .900 10/15/27 7,252,313
16,529,977 Thirax  LLC 0 .968 01/14/33 14,583,145
2,708,110 Thirax 2 LLC 2 .320 01/22/34 2,462,110
3,190,000 Tote Shipholdings LLC 3 .400 10/16/40 2,775,685
2,124,000 Tote Shipholdings LLC 3 .450 01/22/41 1,854,694
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,712,897
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 967,539
805,508 United States International Development Finance Corp 1 .050 10/15/29 757,674
2,612,459 United States International Development Finance Corp 1 .790 10/15/29 2,487,868
6,531,148 United States International Development Finance Corp 2 .360 10/15/29 6,280,932
839,700 United States International Development Finance Corp 4 .140 05/15/30 827,590
3,315,619 United States International Development Finance Corp 1 .670 07/15/38 2,736,911
7,710,744 United States International Development Finance Corp 2 .290 07/15/38 6,606,546
4,240,909 United States International Development Finance Corp 2 .450 07/15/38 3,663,515
3,726,000 US Department of Housing and Urban Development (HUD) 2 .870 08/01/27 3,668,586
390,000 US Department of Housing and Urban Development (HUD) 5 .380 08/01/27 390,406
7,675,000 US Department of Housing and Urban Development (HUD) 2 .985 08/01/28 7,449,451
1,931,000 US Department of Housing and Urban Development (HUD) 3 .185 08/01/29 1,851,963
1,750,000 US Department of Housing and Urban Development (HUD) 3 .585 08/01/37 1,546,599
208,333 VCM Lease S.A. 2 .516 09/28/27 204,826
3,198,000 Vessel Management Services, Inc 3 .432 08/15/36 2,875,889
6,282,000 Vessel Management Services, Inc 3 .477 01/16/37 5,647,476
TOTAL AGENCY SECURITIES 115,761,480
FOREIGN GOVERNMENT BONDS - 7.7%
18,946,000 African Development Bank 4 .125 02/25/27 18,948,296
6,100,000 African Development Bank 3 .500 09/18/29 5,969,387
14,820,000 African Development Bank 5 .750 08/07/74 14,658,406
5,000,000 Agence Francaise de Developpement EPIC, Reg S 4 .000 06/15/27 4,983,751
4,400,000 (h) Agence Francaise de Developpement EPIC, Reg S 4 .375 06/04/29 4,395,288

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 10,400,000 (h) Agence Francaise de Developpement EPIC, Reg S 4 .875% 01/16/30 $ 10,523,553
2,400,000 Arab Petroleum Investments Corp, Reg S 1 .483 10/06/26 2,379,955
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 11,751,029
16,500,000 (d) Arab Petroleum Investments Corp 5 .428 05/02/29 16,828,482
12,694,000 Asian Development Bank 3 .125 09/26/28 12,413,469
10,000,000 Asian Development Bank 3 .875 06/14/33 9,723,728
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,384,335
3,300,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S 4 .247 08/16/27 3,313,056
2,000,000 (c),(d) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .247 08/16/27 2,007,913
8,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 7,991,253
5,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 4,959,024
10,000,000 (d) BNG Bank NV 3 .500 05/19/28 9,870,241
4,300,000 (d) BNG Bank NV 3 .875 04/29/31 4,224,175
17,375,000 Brazilian Government International Bond 5 .500 02/04/33 17,122,194
10,075,000 (d) Caisse d'Amortissement de la Dette Sociale 4 .250 08/21/29 10,044,476
950,000 (d) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 830,983
5,000,000 (d) Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,407,122
5,795,000 Canada Government International Bond 3 .750 04/26/28 5,757,013
13,600,000 Canada Government International Bond 4 .000 03/18/30 13,506,310
7,665,000 Council Of Europe Development Bank 4 .625 06/11/27 7,698,204
5,695,000 European Investment Bank 2 .375 05/24/27 5,608,148
3,725,000 European Investment Bank 0 .625 10/21/27 3,559,679
3,580,000 European Investment Bank 3 .250 11/15/27 3,536,847
10,500,000 European Investment Bank 1 .625 10/09/29 9,681,510
10,000,000 European Investment Bank 0 .875 05/17/30 8,815,402
11,279,000 European Investment Bank 0 .750 09/23/30 9,783,843
11,250,000 Export Development Canada 3 .750 09/07/27 11,195,098
13,050,000 Export Development Canada 3 .875 02/14/28 12,983,437
10,000,000 Export Development Canada 4 .125 02/13/29 9,982,909
11,400,000 Export Development Canada 4 .000 06/20/30 11,305,005
26,050,000 Export Development Canada 4 .750 06/05/34 26,669,847
12,250,000 Inter-American Development Bank 3 .500 04/12/33 11,646,113
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,466,833
18,000,000 (j) International Bank for Reconstruction & Development 0 .000 03/31/27 17,420,886
5,000,000 (a),(j) International Bank for Reconstruction & Development 0 .000 03/31/28 4,959,400
28,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 29,149,515
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,391,265
5,000,000 International Finance Corp 4 .375 01/15/27 5,007,605
2,500,000 Japan Bank for International Cooperation 1 .625 01/20/27 2,466,157
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,254,313
3,940,000 Japan International Cooperation Agency 4 .250 05/22/30 3,918,545
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,762,528
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,211,637
7,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 7,270,413
8,250,000 (c),(d) Korea Electric Power Corp, (SOFR + 0.620%) 4 .245 11/12/28 8,262,292
6,125,000 (d) Korea Electric Power Corp 4 .125 11/12/30 6,017,090
6,086,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 5,278,855
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 11,579,964
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,320,217
5,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 5,470,274
10,250,000 (d) Nederlandse Waterschapsbank NV 4 .500 01/16/30 10,324,189
18,415,000 OMERS Finance Trust, Reg S 3 .500 04/19/32 17,440,465
14,916,000 (d) OMERS Finance Trust 3 .500 04/19/32 14,126,635
2,000,000 OMERS Finance Trust, Reg S 4 .000 04/19/52 1,572,365
7,064,000 (d) OMERS Finance Trust 4 .000 04/19/52 5,553,592
9,750,000 Province of Ontario Canada 1 .125 10/07/30 8,554,030
11,750,000 Province of Ontario Canada 5 .050 04/24/34 12,135,577
5,450,000 Province of Ontario Canada 4 .850 06/11/35 5,540,261
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,943,023
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,603,715
10,500,000 Province of Quebec Canada 4 .250 09/05/34 10,253,695
13,475,000 Province of Quebec Canada 4 .625 06/03/36 13,382,957

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 5,575,000 (d) PSP Capital, Inc 4 .250% 06/30/31 $ 5,555,752
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,255,867
5,950,000 (d) Serbia International Bond 6 .000 06/12/34 6,090,519
4,250,000 Seychelles International Bond, Reg S 6 .500 10/11/28 4,079,964
TOTAL FOREIGN GOVERNMENT BONDS 627,079,876
MORTGAGE BACKED - 22.1%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,429,656
1,640,225 (c),(d) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 1,631,012
43,105 (c) CHL Mortgage Pass-Through Trust 5 .197 11/20/34 41,659
37,549,475 (c),(d) Citigroup Mortgage Loan Trust 0 .153 02/25/52 332,073
4,207,235 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 58,472
6,400,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .728 03/25/42 6,481,068
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .278 06/25/42 15,292,005
4,706,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .228 07/25/42 4,832,218
2,755,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 2,842,510
3,105,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 05/25/43 3,233,249
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 8 .978 05/25/43 3,094,457
11,256,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 11,636,836
3,805,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .328 07/25/43 3,893,586
3,565,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 3,729,700
1,200,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .528 07/25/43 1,300,939
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 10/25/43 3,704,738
2,225,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 2,243,662
162 Fannie Mae Pool 3 .500 07/01/26 161
114,309 Fannie Mae Pool 3 .500 05/01/32 112,025
90,548 Fannie Mae Pool 5 .500 11/01/38 92,941
2,441,343 Fannie Mae Pool 3 .000 05/01/40 2,254,220
668,644 Fannie Mae Pool 3 .500 05/01/40 632,412
169,135 Fannie Mae Pool 5 .000 09/01/40 170,568
920,487 Fannie Mae Pool 4 .000 09/01/42 886,009
28,361,294 Fannie Mae Pool 4 .000 05/01/44 27,228,710
34,580 Fannie Mae Pool 4 .500 06/01/44 34,004
178,485 Fannie Mae Pool 4 .500 06/01/44 175,513
72,536 Fannie Mae Pool 4 .500 08/01/44 71,328
142,723 Fannie Mae Pool 4 .500 11/01/44 140,347
8,042 Fannie Mae Pool 5 .000 11/01/44 8,110
434,905 Fannie Mae Pool 4 .000 01/01/45 418,609
138,179 Fannie Mae Pool 4 .500 03/01/45 135,194
431,709 Fannie Mae Pool 3 .500 01/01/46 401,626
496,569 Fannie Mae Pool 4 .000 04/01/46 475,491
618,592 Fannie Mae Pool 3 .500 06/01/46 574,125
898,130 Fannie Mae Pool 3 .500 07/01/46 834,008
1,179,085 Fannie Mae Pool 3 .500 07/01/46 1,099,374
1,331,037 Fannie Mae Pool 3 .500 08/01/46 1,234,707
1,835,231 Fannie Mae Pool 3 .000 10/01/46 1,615,181
89,996 Fannie Mae Pool 4 .500 05/01/47 89,000
303,835 Fannie Mae Pool 4 .000 10/01/47 288,392
2,857,310 Fannie Mae Pool 3 .500 11/01/47 2,659,682
177,996 Fannie Mae Pool 4 .500 11/01/47 173,965
113,647 Fannie Mae Pool 3 .500 01/01/48 105,071
655,863 Fannie Mae Pool 4 .500 01/01/48 640,603
166,005 Fannie Mae Pool 4 .500 02/01/48 162,151
420,399 Fannie Mae Pool 4 .500 05/01/48 410,617
278,277 Fannie Mae Pool 4 .500 05/01/48 271,745
6,988,748 Fannie Mae Pool 4 .500 10/01/48 6,977,876
10,885,569 Fannie Mae Pool 3 .000 07/01/50 9,706,751
5,817,354 Fannie Mae Pool 2 .500 07/01/51 4,896,863
4,273,675 Fannie Mae Pool 2 .500 08/01/51 3,646,974
1,605,638 Fannie Mae Pool 3 .000 09/01/51 1,429,222
4,381,139 Fannie Mae Pool 2 .500 12/01/51 3,695,360
2,339,388 Fannie Mae Pool 2 .500 01/01/52 1,966,408
1,400,967 Fannie Mae Pool 3 .000 02/01/52 1,224,486

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,461,157 Fannie Mae Pool 3 .500% 02/01/52 $ 5,000,222
1,011,470 Fannie Mae Pool 2 .500 04/01/52 850,901
30,936,592 Fannie Mae Pool 3 .000 04/01/52 27,039,065
231,220 Fannie Mae Pool 2 .500 05/01/52 194,171
16,550,923 Fannie Mae Pool 4 .000 05/01/52 15,524,419
10,507,081 Fannie Mae Pool 3 .500 06/01/52 9,581,185
23,769,100 Fannie Mae Pool 3 .500 06/01/52 21,584,349
41,251,862 Fannie Mae Pool 4 .000 06/01/52 38,721,641
3,371,102 Fannie Mae Pool 4 .500 06/01/52 3,260,944
15,012,196 Fannie Mae Pool 4 .000 07/01/52 14,053,558
3,052,957 Fannie Mae Pool 4 .500 07/01/52 2,952,248
18,627,358 Fannie Mae Pool 4 .000 08/01/52 17,475,573
28,404,413 Fannie Mae Pool 4 .500 08/01/52 27,416,945
13,462,532 Fannie Mae Pool 5 .000 08/01/52 13,338,171
61,713,230 Fannie Mae Pool 4 .000 09/01/52 57,842,150
123,899,123 Fannie Mae Pool 4 .500 09/01/52 119,591,805
7,255,209 Fannie Mae Pool 5 .000 09/01/52 7,184,849
7,334,198 Fannie Mae Pool 4 .500 10/01/52 7,089,980
33,362,422 Fannie Mae Pool 5 .000 10/01/52 33,040,463
36,028,140 Fannie Mae Pool 4 .500 11/01/52 34,752,452
4,702,002 Fannie Mae Pool 5 .500 12/01/52 4,762,985
100,831 Fannie Mae Pool 5 .000 01/01/53 99,899
25,148,115 Fannie Mae Pool 5 .000 02/01/53 24,891,774
12,899,575 Fannie Mae Pool 6 .000 02/01/53 13,259,093
6,090,919 Fannie Mae Pool 6 .000 03/01/53 6,266,852
22,488,918 Fannie Mae Pool 5 .000 04/01/53 22,238,241
7,049,608 Fannie Mae Pool 5 .000 05/01/53 6,967,064
5,457,525 Fannie Mae Pool 5 .000 06/01/53 5,400,678
36,526,969 Fannie Mae Pool 5 .500 06/01/53 36,901,121
7,267,183 Fannie Mae Pool 5 .000 07/01/53 7,189,551
1,744,805 Fannie Mae Pool 5 .000 08/01/53 1,724,218
20,556,246 Fannie Mae Pool 5 .500 08/01/53 20,715,212
85,059,280 Fannie Mae Pool 5 .500 10/01/53 85,645,962
21,733,397 Fannie Mae Pool 6 .000 11/01/53 22,235,779
350,588 Fannie Mae Pool 6 .000 01/01/54 358,692
11,888,420 Fannie Mae Pool 4 .000 02/01/54 11,156,002
60,354,472 Fannie Mae Pool 5 .500 04/01/54 60,765,897
56,466,195 Fannie Mae Pool 5 .500 05/01/54 56,922,027
170,054 Fannie Mae Pool 6 .000 06/01/54 173,985
40,416,365 Fannie Mae Pool 5 .500 10/01/54 40,595,002
421,560 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .208 09/25/43 37,117
3,375,108 Fannie Mae REMICS 3 .500 02/25/48 3,006,929
2,312,876 Fannie Mae REMICS 4 .000 07/25/48 2,175,801
3,519,703 Fannie Mae REMICS 2 .000 08/25/50 428,551
5,009,335 Fannie Mae REMICS 2 .000 10/25/50 3,544,978
9,322,178 Fannie Mae REMICS 2 .500 11/25/50 1,407,020
3,384,728 Fannie Mae REMICS 3 .000 12/25/50 567,641
3,408,939 Fannie Mae REMICS 3 .000 02/25/51 671,352
3,823,670 Fannie Mae REMICS 2 .500 11/25/51 391,390
9,710,302 Fannie Mae REMICS 3 .500 04/25/52 7,582,929
2,033,748 Fannie Mae REMICS 4 .000 05/25/52 1,658,158
6,001,767 Fannie Mae REMICS 4 .500 07/25/52 5,307,990
2,575,456 Fannie Mae REMICS 4 .500 08/25/52 2,230,575
1,946,245 Fannie Mae REMICS 4 .000 09/25/52 1,703,746
2,215,460 Fannie Mae REMICS 4 .000 09/25/52 1,947,767
1,893,521 Fannie Mae REMICS 4 .500 10/25/52 1,785,821
2,159,797 Fannie Mae REMICS 4 .500 10/25/52 2,055,500
3,699,202 Fannie Mae REMICS 5 .500 11/25/52 3,701,852
2,476,047 (c) Fannie Mae-Aces 2 .959 02/25/27 2,455,100
7,536,973 (c) Fannie Mae-Aces 3 .422 06/25/28 7,400,556
8,250,000 (c) Fannie Mae-Aces 1 .517 11/25/30 7,289,371
15,496,398 (c) Fannie Mae-Aces 1 .286 01/25/31 13,556,167

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,641,422 Federal National Mortgage Association (FNMA) 2 .500% 02/01/52 $ 3,060,846
52,721 Freddie Mac Gold Pool 5 .000 06/01/36 53,231
55,930 Freddie Mac Gold Pool 4 .000 06/01/42 53,900
56,836 Freddie Mac Gold Pool 4 .500 02/01/44 56,099
464,635 Freddie Mac Gold Pool 5 .000 08/01/44 469,139
101,896 Freddie Mac Gold Pool 3 .500 04/01/45 95,024
2,078,051 Freddie Mac Gold Pool 3 .500 08/01/45 1,937,911
16,238 Freddie Mac Gold Pool 3 .000 04/01/47 14,514
117,369 Freddie Mac Gold Pool 4 .500 06/01/47 114,976
204,360 Freddie Mac Gold Pool 4 .000 09/01/47 194,913
46,828 Freddie Mac Gold Pool 3 .500 12/01/47 43,476
949,428 Freddie Mac Gold Pool 4 .500 08/01/48 928,645
5,038,955 Freddie Mac Pool 2 .310 12/01/31 4,541,414
6,720,130 Freddie Mac Pool 3 .740 06/01/37 6,138,343
2,207,392 Freddie Mac Pool 3 .400 12/01/37 1,949,817
5,646,500 Freddie Mac Pool 4 .300 12/01/37 5,416,987
1,791,677 Freddie Mac Pool 3 .500 03/01/38 1,620,884
639,417 Freddie Mac Pool 4 .330 05/01/38 614,990
3,097,708 Freddie Mac Pool 2 .970 07/01/38 2,630,927
3,331,271 Freddie Mac Pool 4 .550 07/01/38 3,233,231
5,727,127 Freddie Mac Pool 3 .500 10/01/38 5,089,750
390,095 Freddie Mac Pool 3 .160 11/01/38 335,915
1,845,286 Freddie Mac Pool 3 .910 01/01/39 1,699,928
2,293,500 Freddie Mac Pool 4 .750 12/01/39 2,260,281
3,302,221 Freddie Mac Pool 3 .000 01/01/41 2,736,951
731,804 Freddie Mac Pool 4 .250 09/01/42 709,285
3,965,921 Freddie Mac Pool 2 .500 11/01/51 3,337,193
6,273,111 Freddie Mac Pool 3 .000 11/01/51 5,629,034
281,552 Freddie Mac Pool 3 .000 11/01/51 250,089
727,426 Freddie Mac Pool 3 .000 11/01/51 653,271
1,135,954 Freddie Mac Pool 3 .000 11/01/51 1,019,321
4,535,033 Freddie Mac Pool 2 .500 01/01/52 3,813,342
8,430,456 Freddie Mac Pool 2 .500 02/01/52 7,199,078
1,944,155 Freddie Mac Pool 3 .000 02/01/52 1,699,489
282,146 Freddie Mac Pool 3 .000 03/01/52 246,600
5,329,276 Freddie Mac Pool 2 .500 04/01/52 4,491,625
7,495,876 Freddie Mac Pool 4 .000 04/01/52 7,040,918
19,496,210 Freddie Mac Pool 3 .000 05/01/52 17,041,443
6,654,229 Freddie Mac Pool 3 .000 06/01/52 5,842,754
105,103 Freddie Mac Pool 3 .000 06/01/52 91,821
7,125,674 Freddie Mac Pool 4 .500 06/01/52 6,889,148
169,404 Freddie Mac Pool 4 .500 07/01/52 163,711
7,115,057 Freddie Mac Pool 4 .500 07/01/52 6,880,356
7,839,629 Freddie Mac Pool 6 .000 11/01/52 8,039,816
6,569,029 Freddie Mac Pool 5 .000 01/01/53 6,504,280
26,830,332 Freddie Mac Pool 5 .000 06/01/53 26,510,166
21,040,992 Freddie Mac Pool 5 .000 08/01/53 20,803,890
15,658,993 Freddie Mac Pool 5 .500 08/01/53 15,797,686
4,902,035 Freddie Mac REMICS 3 .500 01/15/47 4,460,156
886,165 Freddie Mac REMICS 4 .000 10/15/47 829,258
1,676,863 Freddie Mac REMICS 4 .000 11/15/47 1,580,339
3,801,475 Freddie Mac REMICS 4 .000 01/15/48 3,581,957
4,521,582 Freddie Mac REMICS 4 .000 03/15/48 4,257,828
1,264,141 Freddie Mac REMICS 4 .000 04/15/48 1,190,383
4,560,770 Freddie Mac REMICS 4 .000 04/15/48 4,291,808
540,972 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .988 06/15/48 478,942
470,331 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .908 10/15/48 420,751
4,488,924 Freddie Mac REMICS 2 .000 09/25/50 3,090,580
2,019,174 Freddie Mac REMICS 2 .000 09/25/50 245,406
8,366,603 Freddie Mac REMICS 3 .000 09/25/50 6,174,619
4,150,361 Freddie Mac REMICS 3 .000 10/25/50 3,019,698
1,550,288 Freddie Mac REMICS 4 .000 08/25/52 1,370,099

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,904,570 Freddie Mac REMICS 4 .500% 10/25/52 $ 2,705,970
3,621,247 Freddie Mac REMICS 5 .500 11/25/52 3,652,689
575,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .728 01/25/42 592,826
2,610,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 2,669,728
1,830,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 1,893,709
8,173,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .128 06/25/42 8,454,578
3,290,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .328 09/25/42 3,395,252
380,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 392,381
1,625,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .878 04/25/43 1,686,043
6,505,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .128 05/25/43 6,769,681
66,739 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .792 02/25/48 65,690
15,718 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 15,498
410,820 Ginnie Mae I Pool 2 .690 06/15/33 382,277
10,122,715 Ginnie Mae I Pool 2 .750 01/15/45 9,554,449
18,801 Ginnie Mae II Pool 5 .000 06/20/42 19,038
1,834,340 Ginnie Mae II Pool 3 .500 12/20/46 1,688,566
1,255,143 Ginnie Mae II Pool 3 .500 01/20/47 1,155,550
1,061,798 Ginnie Mae II Pool 3 .500 10/20/50 968,508
16,889,892 Ginnie Mae II Pool 3 .000 03/20/51 15,033,776
18,193,593 Ginnie Mae II Pool 3 .000 06/20/51 16,171,149
26,333,553 Ginnie Mae II Pool 3 .000 12/20/51 23,405,961
15,035,212 Ginnie Mae II Pool 3 .000 01/20/52 13,359,961
3,594,535 Ginnie Mae II Pool 2 .500 02/20/52 3,011,280
28,155,847 Ginnie Mae II Pool 3 .500 04/20/52 25,493,184
3,865,588 Ginnie Mae II Pool 4 .000 05/20/52 3,635,456
35,416,702 Ginnie Mae II Pool 3 .500 07/20/52 32,319,002
5,661,466 Ginnie Mae II Pool 4 .000 08/20/52 5,310,456
1,963,051 Ginnie Mae II Pool 4 .500 08/20/52 1,901,630
31,678,102 Ginnie Mae II Pool 4 .000 09/20/52 29,779,590
5,192,222 Ginnie Mae II Pool 4 .000 10/20/52 4,895,373
10,852,617 Ginnie Mae II Pool 5 .000 11/20/52 10,764,431
19,566,011 Ginnie Mae II Pool 3 .500 12/20/52 17,689,939
12,822,359 Ginnie Mae II Pool 4 .500 12/20/52 12,411,076
11,485,169 Ginnie Mae II Pool 4 .500 02/20/53 11,125,144
3,791,746 Ginnie Mae II Pool 5 .000 02/20/53 3,758,637
832,162 Ginnie Mae II Pool 5 .500 07/20/53 842,057
3,029,696 Ginnie Mae II Pool 3 .000 08/20/53 2,708,659
15,648,406 Ginnie Mae II Pool 4 .500 08/20/53 15,103,862
51,088 Ginnie Mae II Pool 6 .000 09/20/54 52,330
7,248,398 Government National Mortgage Association 5 .000 01/20/40 1,376,701
3,306,413 Government National Mortgage Association 4 .500 03/20/40 552,294
5,339,680 Government National Mortgage Association 5 .000 03/20/40 962,639
5,806,218 Government National Mortgage Association 2 .500 12/20/43 5,161,020
2,057,508 Government National Mortgage Association 3 .000 03/20/45 1,830,586
274,956 Government National Mortgage Association 4 .000 06/20/46 28,052
1,983,354 Government National Mortgage Association 5 .000 09/20/46 354,456
9,607,734 Government National Mortgage Association 3 .000 11/20/51 7,034,148
10,481,338 Government National Mortgage Association 3 .000 12/20/51 7,802,871
8,366,931 Government National Mortgage Association 3 .000 01/20/52 6,349,206
8,708,813 Government National Mortgage Association 3 .000 02/20/52 6,035,670
6,127,371 Government National Mortgage Association 4 .000 04/20/52 5,059,233
5,710,461 Government National Mortgage Association 5 .000 04/20/52 1,007,024
2,619,234 Government National Mortgage Association 4 .000 07/20/52 2,191,614
4,716,117 Government National Mortgage Association 4 .500 09/20/52 4,316,672
3,842,664 Government National Mortgage Association 4 .500 09/20/52 3,514,481
3,207,828 Government National Mortgage Association 4 .500 09/20/52 3,066,562
2,733,771 Government National Mortgage Association 4 .500 09/20/52 2,406,151
8,277,687 Government National Mortgage Association 4 .500 10/20/52 8,037,340
3,211,571 Government National Mortgage Association 4 .500 02/20/53 3,003,634
2,983,769 Government National Mortgage Association 5 .500 02/20/53 2,952,422
3,431,169 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .341 05/20/53 288,716
2,545,913 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 9 .131 08/20/53 2,685,770

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,365,080 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 11 .276% 08/20/53 $ 1,557,204
5,907,835 Government National Mortgage Association 5 .000 12/20/53 5,667,662
5,175,217 Government National Mortgage Association 2 .500 04/20/54 3,768,496
3,474,541 Government National Mortgage Association (GNMA) 3 .000 02/20/51 3,091,509
40,831,980 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .145 08/25/51 327,615
1,554,577 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,276,356
6,024,963 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 4,939,483
3,381,802 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,776,566
1,515,370 (c),(d) GS Mortgage-Backed Securities Trust 2 .817 05/28/52 1,271,718
6,886 (c) Impac CMB Trust, (TSFR1M + 0.774%) 4 .423 03/25/35 6,388
2,452,710 (d) Imperial Fund Mortgage Trust 4 .638 03/25/67 2,334,387
994,205 (c),(d) J.P. Morgan Mortgage Trust 3 .239 10/25/52 824,503
43,887 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 39,763
284,999 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 255,700
11,108,303 (c),(d) JP Morgan Mortgage Trust 0 .122 06/25/51 65,992
19,872,183 (c),(d) JP Morgan Mortgage Trust 0 .114 11/25/51 113,820
1,735,413 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,425,868
20,645,727 (c),(d) JP Morgan Mortgage Trust 0 .110 12/25/51 124,349
2,085,598 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,708,437
2,209,678 (c),(d) JP Morgan Mortgage Trust 2 .836 12/25/51 1,813,038
2,975,557 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,441,168
4,868,007 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 3,987,430
2,484,561 (c),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 2,134,469
8,447,988 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 79,154
4,630,188 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 3,792,630
7,502,677 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 6,669,598
7,206,937 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 6,150,596
851,666 (c),(d) JP Morgan Mortgage Trust 3 .091 08/25/52 708,841
3,661,180 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,124,550
3,350,800 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 2,853,391
4,228,281 (c),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 3,608,530
1,518,632 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 1,480,235
1,570,331 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,557,892
2,771,143 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,280,382
2,505,341 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,239,958
1,799,883 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,478,838
818,921 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 813,163
42,448,953 New Hampshire Business Finance Authority 0 .548 07/01/51 1,449,207
1,311,919 (c),(d) RCKT Mortgage Trust 3 .007 09/25/51 1,069,560
5,043,503 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,143,895
2,369,105 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,021,977
881,567 (c),(d) RCKT Mortgage Trust 3 .182 05/25/52 745,826
26,919 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 25,259
121,918 (c),(d) Sequoia Mortgage Trust 3 .500 12/25/49 109,294
2,065,651 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,694,675
4,385,237 (c),(d) Sequoia Mortgage Trust 4 .000 11/25/55 4,033,530
3,403,268 (c),(d) Sequoia Mortgage Trust 5 .500 02/25/56 3,377,771
465,614 (c),(d) Sequoia Mortgage Trust 5 .121 04/25/56 458,918
252,290 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 232,077
1,000,000 (c),(d) Verus Securitization Trust 5 .670 01/25/71 986,919
TOTAL MORTGAGE BACKED 1,799,318,572
MUNICIPAL BONDS - 4.6%
2,415,000 American Municipal Power, Inc 7 .499 02/15/50 2,773,645
3,000,000 Arizona Industrial Development Authority 4 .936 10/01/31 2,993,401
2,500,000 Arizona Industrial Development Authority 5 .459 10/01/35 2,534,415
1,125,000 California Earthquake Authority 5 .603 07/01/27 1,130,082
1,540,000 California Health Facilities Financing Authority 3 .034 06/01/34 1,361,161
1,500,000 California Health Facilities Financing Authority 4 .353 06/01/41 1,365,418
2,125,000 California Housing Finance Agency 4 .607 07/01/31 2,125,000
12,360,000 (d),(f) California Municipal Finance Authority 6 .625 08/20/33 12,269,364
6,400,000 (d) California Municipal Finance Authority 6 .375 11/15/48 6,143,396
330,000 California State Public Works Board 3 .770 11/01/26 329,501

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 625,000 Chula Vista Municipal Financing Authority 3 .775% 12/01/33 $ 591,073
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 646,920
935,000 City & County of San Francisco CA 3 .700 04/01/34 858,111
440,000 City & County of San Francisco CA 3 .750 04/01/35 398,558
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,882,894
5,750,000 City & County of San Francisco CA 5 .770 06/15/45 5,850,881
5,000,000 City & County of San Francisco CA 5 .450 06/15/64 4,770,331
4,610,000 City & County of San Francisco CA Community Facilities District 4 .221 09/01/39 4,218,542
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .750 09/01/37 4,878,237
5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .000 09/01/48 4,028,443
7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .482 09/01/50 5,584,297
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 1,255,917
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,751,808
525,000 City of Detroit MI 3 .644 04/01/34 476,502
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,549,451
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,231,887
3,900,000 City of Los Angeles CA 3 .880 09/01/38 3,571,520
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,731,847
7,500,000 City of Los Angeles CA 5 .040 09/01/45 7,041,748
2,520,000 City of Los Angeles CA Wastewater System Revenue 4 .029 06/01/39 2,310,380
870,000 (d) City of Miami FL 4 .808 01/01/39 831,859
15,000,000 City of New York NY 5 .281 02/01/38 15,106,456
8,000,000 City of New York NY 5 .381 02/01/39 8,036,249
3,200,000 City of New York NY 5 .094 10/01/49 2,967,799
2,950,000 City of New York NY 5 .828 10/01/53 2,992,727
1,875,000 City of New York NY 5 .114 10/01/54 1,729,507
5,260,000 City of New York NY 5 .392 10/01/55 5,069,320
2,685,000 City of Oakland CA 1 .830 01/15/27 2,649,970
755,000 City of Oakland CA 4 .005 07/15/27 752,663
1,200,000 City of Oakland CA 4 .734 07/15/33 1,195,550
4,290,000 City of Oakland CA 5 .792 07/15/45 4,338,664
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,141,830
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,271,799
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,522,411
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,460,671
1,140,000 Cleveland-Cuyahoga County Port Authority 5 .900 11/15/49 1,103,525
4,000,000 Columbus Metropolitan Housing Authority 5 .050 04/01/30 4,011,805
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,099,927
1,585,000 County of Montgomery MD 4 .800 04/01/38 1,568,412
2,880,000 Denver City & County Housing Authority 4 .125 06/01/28 2,871,668
16,932,348 Freddie Mac Multifamily Variable Rate Certificate 4 .050 08/25/38 15,889,666
4,370,000 (c),(d) Illinois Finance Authority 3 .850 04/01/56 4,370,000
400,000 (d) Iowa Finance Authority 7 .000 11/01/27 401,544
1,525,000 Jersey City Redevelopment Agency 4 .500 12/09/26 1,524,351
450,000 Klickitat County Public Utilities 3 .688 12/01/38 395,454
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 981,319
1,500,000 Maryland Economic Development Corp 5 .433 05/31/56 1,473,937
6,000,000 Maryland Economic Development Corp 5 .942 05/31/57 6,089,187
7,500,000 (c) Massachusetts Housing Finance Agency 3 .720 12/01/65 7,500,000
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 16,810,842
4,975,000 Minnesota Housing Finance Agency 5 .897 08/01/49 5,012,377
6,585,000 Minnesota Housing Finance Agency 5 .947 08/01/54 6,639,214
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 177,698
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 189,360
24,775,000 (c),(d) New Hampshire Business Finance Authority 3 .970 02/01/29 24,775,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 3 .840 07/01/33 8,300,000
6,750,000 New Hampshire Business Finance Authority 5 .876 12/01/35 7,051,059
2,740,000 New Hampshire Business Finance Authority 5 .694 11/01/45 2,717,490
3,460,000 New Hampshire Business Finance Authority 5 .775 11/01/54 3,356,254
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 710,546
2,350,000 New York City Housing Development Corp 4 .269 02/01/30 2,343,467
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,190,220

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 5,250,000 New York City Housing Development Corp 5 .448% 08/01/54 $ 5,035,882
3,430,000 New York City Housing Development Corp 5 .884 02/01/55 3,437,193
6,465,000 New York City Housing Development Corp 6 .001 08/01/55 6,501,668
490,000 New York State Energy Research & Development Authority 2 .665 10/01/27 479,985
430,000 New York State Energy Research & Development Authority 2 .879 10/01/28 414,742
1,800,000 New York State Energy Research & Development Authority 5 .947 04/01/29 1,807,567
865,000 New York State Energy Research & Development Authority 6 .456 04/01/33 884,594
2,500,000 New York Transportation Development Corp 6 .971 06/30/51 2,513,704
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 272,021
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,076,482
2,500,000 Port of Morrow OR 5 .296 09/01/43 2,536,097
405,000 (a),(b) Public Finance Authority 15 .000 12/31/26 41
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,695,888
7,150,000 Public Finance Authority 5 .292 07/01/29 7,132,638
2,406,362 (d) Public Finance Authority 6 .250 06/01/31 2,413,252
645,000 Redevelopment Authority of the City of Philadelphia 4 .711 09/01/30 648,722
1,775,000 Redevelopment Authority of the City of Philadelphia 4 .428 11/01/32 1,746,380
4,000,000 Redevelopment Authority of the City of Philadelphia 5 .102 11/01/39 3,954,756
2,185,000 Redevelopment Authority of the City of Philadelphia 5 .226 09/01/40 2,172,801
3,800,000 Redevelopment Authority of the City of Philadelphia 5 .566 11/01/45 3,771,177
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 989,019
6,810,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 6,843,972
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 881,182
2,500,000 San Jose Financing Authority 4 .662 05/01/37 2,429,506
1,350,000 San Luis Obispo County Financing Authority 5 .571 09/01/40 1,397,543
1,245,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,256,539
1,000,000 South Davis Sewer District 4 .125 12/01/32 974,744
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,041,759
3,775,000 State of Oregon 5 .832 05/01/45 3,908,091
2,400,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,922,120
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,865,810
2,135,000 (d) Toledo-Lucas County Port Authority 5 .600 11/15/39 2,135,366
1,830,000 United Nations Development Corp 6 .536 08/01/55 1,931,867
1,745,000 University of New Mexico 3 .532 06/20/32 1,694,866
680,000 (d) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 671,633
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,176,243
360,000 Washington County Clean Water Services 5 .701 10/01/30 366,409
TOTAL MUNICIPAL BONDS 378,259,478
U.S. TREASURY SECURITIES - 22.1%
25,793,510 (k) United States Treasury Inflation Indexed Bonds 1 .125 04/15/31 24,989,189
3,848,000 United States Treasury Note 3 .750 05/15/28 3,819,441
3,725,000 United States Treasury Note 3 .500 02/15/29 3,663,305
5,000,000 United States Treasury Note 4 .125 05/31/31 4,981,640
5,000,000 United States Treasury Note 4 .250 05/31/33 4,981,250
295,308,000 United States Treasury Note/Bond 4 .125 06/30/28 295,158,040
56,638,000 United States Treasury Note/Bond 4 .125 06/15/29 56,584,902
307,133,000 United States Treasury Note/Bond 4 .125 06/30/31 306,053,237
79,218,000 United States Treasury Note/Bond 4 .250 06/30/33 78,908,555
342,828,000 United States Treasury Note/Bond 4 .375 05/15/36 341,006,726
14,543,000 United States Treasury Note/Bond 1 .875 02/15/41 10,090,342
9,700,000 United States Treasury Note/Bond 2 .250 05/15/41 7,071,148
114,908,400 United States Treasury Note/Bond 2 .375 02/15/42 83,802,338
338,785,000 United States Treasury Note/Bond 5 .000 05/15/46 341,325,888
2,500,000 United States Treasury Note/Bond 3 .125 05/15/48 1,878,223
2,500,000 United States Treasury Note/Bond 3 .000 02/15/49 1,822,656
31,783,000 United States Treasury Note/Bond 2 .250 02/15/52 19,135,601
217,634,000 United States Treasury Note/Bond 4 .750 02/15/56 211,411,028
TOTAL U.S. TREASURY SECURITIES 1,796,683,509
TOTAL GOVERNMENT BONDS
(Cost $4,795,945,117) 4,717,102,915

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP $ 5,784,000
615,002 Brookfield Property Partners LP 7,988,876
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,772,876
UTILITIES - 0.1%
439,565 Brookfield Infrastructure Partners LP 7,191,283
276,951 Brookfield Renewable Partners LP 4,472,759
TOTAL UTILITIES 11,664,042
TOTAL PREFERRED STOCKS
(Cost $43,287,950) 25,436,918
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 9.5%
AGENCY COLLAT CMO - 0.1%
$ 4,208,843 Freddie Mac REMICS, Series 2025 5604 4 .500% 12/25/55 3,616,979
8,410,963 Government National Mortgage Association, Series 2026 26 5 .000 12/20/55 7,801,211
TOTAL AGENCY COLLAT CMO 11,418,190
AUTOMOBILE ABS - 0.3%
7,375,000 (d) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 7,464,433
242,842 (d) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 243,024
6,393,351 (d) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 6,401,909
10,012,000 (d) Tesla Auto Lease Trust, Series 2024 B 4 .880 06/20/28 10,028,329
3,278,845 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 06/20/28 3,292,426
1,200,000 (d) Tesla Electric Vehicle Trust, Series 2023 1 5 .380 02/20/29 1,209,507
TOTAL AUTOMOBILE ABS 28,639,628
COMMERCIAL MBS - 4.3%
1,085,000 (c),(d) 20 Times Square Trust, Series 2018 20TS 3 .203 05/15/35 1,024,240
1,500,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 5 .990 04/15/34 1,339,687
4,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,995,460
6,500,000 (c) BANK, Series 2019 BN21 3 .517 10/17/52 5,483,670
2,500,000 (c),(d) BANK, Series 2020 BN30 3 .016 12/15/53 2,032,627
8,000,000 (c) BANK, Series 2019 BN22 3 .570 11/15/62 6,649,275
3,000,000 (c),(d) BBCMS Mortgage Trust, Series 2020 C6 3 .811 02/15/53 2,416,305
5,175,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 5,098,609
3,250,000 (d) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 3,081,953
1,316,000 (c),(d) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 1,233,853
5,500,000 (c),(d) Benchmark Mortgage Trust, Series 2019 B10 4 .029 03/15/62 4,707,574
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5 .840 10/15/35 45,806
5,200,000 (d) BMO 360A, Series 2022 C1 3 .776 02/17/55 4,611,391
3,500,000 (c),(d) BMO 360C, Series 2022 C1 4 .070 02/17/55 2,741,102
5,000,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 AHP 4 .850 06/15/43 5,006,786
7,000,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.650%), Series 2026 AHP 5 .250 06/15/43 7,018,835
5,000,000 (c),(d) BX Trust, (TSFR1M + 1.400%), Series 2026 CLS 5 .025 05/15/43 5,012,073
2,975,000 (c),(d) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .115 01/17/39 2,976,626
7,000,000 (c),(d) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5 .465 01/17/39 7,004,705
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005 5 .632 06/25/34 2,628,721
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,637,291
11,527,500 (d) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 10,678,961
1,000,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 918,922
2,500,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 2,269,624
1,750,000 (c),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 1,540,490
15,025,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 115,901
3,800,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 3,840,266
2,422,246 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 2,339,691
2,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC43 3 .300 11/10/52 1,848,856
5,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 4,614,516
4,375,000 (d) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 4,223,737
3,600,000 (d) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 3,537,415
3,500,000 (c),(d) COMM Mortgage Trust, Series 2015 CR22 3 .749 03/10/48 2,630,579
1,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 923,269
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates, Series 2022 HC 4 .084 01/10/39 3,865,887
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust, Series 2017 C8 3 .800 06/15/37 3,210,708

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 4.3% (continued)
$ 5,000,000 (c),(d) CSMC Trust, Series 2017 CALI 3 .854% 11/10/32 $ 3,282,500
102,725,000 (c),(d) DOLP Trust, Series 2021 NYC 0 .665 05/10/41 2,668,066
7,700,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009 1 .878 01/25/31 6,919,688
1,221,293 Freddie Mac Multiclass Certificates Series, Series 2021 P011 1 .204 09/25/31 1,135,225
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013 2 .852 02/25/32 6,647,361
14,000,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016 4 .769 09/25/33 13,927,075
7,835,492 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1 .877 07/25/37 6,348,073
37,611,118 (c),(d) Freddie Mac Multifamily ML Certificates, Series 2021 ML08 1 .783 11/25/37 3,616,685
8,697,923 Freddie Mac Multifamily ML Certificates, Series 2021 ML12 2 .340 07/25/41 7,120,918
2,962,037 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002 3 .871 07/25/33 2,803,258
3,309,682 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 1 .555 01/25/36 2,727,870
4,244,979 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 2 .298 10/25/55 2,991,010
9,464,067 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068 3 .150 10/15/36 8,572,526
1,660,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069 4 .013 04/15/37 1,667,618
5,705,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061 1 .761 09/15/38 4,665,017
3,250,000 (d) Grace Trust, Series 2020 GRCE 2 .347 12/10/40 2,900,898
10,250,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 9,483,883
2,155,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 1,964,365
1,825,000 (c),(d) Hudson Yards Mortgage Trust, Series 2026 10HY 5 .086 12/10/39 1,833,828
5,850,000 (c),(d) Hudson Yards Mortgage Trust, Series 2026 10HY 5 .328 12/10/39 5,879,627
5,545,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 5,186,456
1,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 1,350,477
4,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 3,964,776
3,500,000 (d) Jackson Park Trust, Series 2019 LIC 2 .766 10/14/39 3,220,648
53,961 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 52,523
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 2,333,460
240,450 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3 .575 02/15/36 234,757
6,000,000 (c),(d) LEX Trust, (TSFR1M + 1.350%), Series 2026 450 5 .000 03/15/43 6,017,542
2,000,000 (c),(d) LEX Trust, (TSFR1M + 1.700%), Series 2026 450 5 .350 03/15/43 2,009,595
1,110,000 (c),(d) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .325 10/15/40 1,110,891
2,350,000 (c),(d) Manhattan West Mortgage Trust, Series 2020 1MW 2 .413 09/10/39 2,257,206
11,250,000 (c),(d) Manhattan West Mortgage Trust, Series 2026 2MW 5 .498 06/10/48 11,350,060
2,250,000 (c),(d) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 1,623,315
1,500,000 (c),(d) MSDB Trust, Series 2017 712F 3 .427 07/11/39 1,451,181
3,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 2,773,792
2,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 7 .955 07/15/36 2,025,214
3,075,000 (c),(d) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5 .368 10/15/40 3,090,396
9,135,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 9,045,850
1,375,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 6 .161 07/13/42 1,368,044
16,670,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 15,402,682
2,008,731 (d) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 1,941,629
GBP 2,365,660 (c),(h) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1X, Reg S 5 .747 05/17/37 3,135,950
3,000,000 (c),(d) SHOPS Commercial Mortgage Trust, Series 2026 CSTL 4 .971 05/05/39 2,981,041
1,500,000 (c),(d) SLG Office Trust, Series 2026 OMA 5 .131 04/15/41 1,499,255
1,500,000 (c),(d) SLG Office Trust, Series 2026 OMA 5 .986 04/15/41 1,505,304
10,000,000 (d) SLG Office Trust, Series 2021 OVA 2 .585 07/15/41 8,915,354
5,375,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 4 .997 11/15/36 5,369,563
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .396 11/15/36 1,997,886
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5 .695 11/15/36 2,047,885
4,000,000 (d) SUMIT Mortgage Trust, Series 2022 BVUE 2 .789 02/12/41 3,660,280
1,345,000 (c),(d) WB Commercial Mortgage Trust, Series 2024 HQ 6 .134 03/15/40 1,347,189
1,000,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 935,129
5,500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 5,569,585
2,450,000 (c),(d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .534 06/10/37 2,469,415
8,500,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .168 08/15/42 8,522,443
1,700,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M 5 .467 08/15/42 1,698,706
TOTAL COMMERCIAL MBS 347,926,381
HOME EQUITY ABS - 0.0%
8,926 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 8,826

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOME EQUITY ABS - 0.0% (continued)
$ 88,933 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .663% 09/25/34 $ 85,225
TOTAL HOME EQUITY ABS 94,051
OTHER ABS - 2.0%
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .497 04/07/52 145
5,880,000 (d) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 5,753,505
2,125,000 (d) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 2,038,956
2,475,021 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 1,993,031
2,607,336 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 2,143,874
9,603,468 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .310 10/20/48 7,954,002
3,982,616 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 1,985,707
3,324,811 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 2,886,990
2,721,978 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .940 01/20/49 1,605,503
11,349,416 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 10,195,068
354,525 (d) HERO Funding Trust, Series 2015 1A 3 .840 09/21/40 340,668
89,922 (d) HERO Funding Trust, Series 2014 2A 3 .990 09/21/40 82,393
424,916 (d) HERO Funding Trust, Series 2016 2A 3 .750 09/20/41 406,928
349,313 (d) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 338,255
870,062 (d) HERO Funding Trust, Series 2016 3A 3 .080 09/20/42 813,081
784,978 (d) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 751,540
841,264 (d) HERO Funding Trust, Series 2016 4A 3 .570 09/20/47 790,192
888,024 (d) HERO Funding Trust, Series 2017 1A 3 .710 09/20/47 828,816
124,632 (d) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 119,622
1,426,368 (d) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 1,299,906
1,334,741 (d) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 1,243,886
536,426 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 503,234
1,915,159 (d) HERO Funding Trust, Series 2018 1A 4 .670 09/20/48 1,842,226
1,504,662 (d) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 1,302,297
2,692,786 (d) Loanpal Solar Loan Ltd, Series 2020 2GF 2 .750 07/20/47 2,289,821
1,348,791 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 1,129,416
1,837,151 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .840 01/20/48 1,483,496
4,188,067 (d) Loanpal Solar Loan Ltd, Series 2021 2GS 2 .220 03/20/48 3,411,156
886,489 (d) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 777,170
1,126,277 (d) Mosaic Solar Loan Trust, Series 2020 1A 3 .100 04/20/46 960,187
704,979 (d) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 698,822
1,566,620 (d) Mosaic Solar Loan Trust, Series 2025 1A 7 .120 08/22/50 1,413,021
3,659,470 (d) Mosaic Solar Loan Trust, Series 2021 3A 1 .920 06/20/52 2,607,671
3,202,631 (d) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 3,161,013
1,124,709 (d) Mosaic Solar Loans LLC, Series 2017 2A 3 .820 06/22/43 1,057,550
2,348,655 (d) Mosaic Solar Loans LLC, Series 2021 2A 1 .640 04/22/47 1,929,311
700,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 659,517
512,722 PSNH Funding LLC, Series 2018 1 3 .506 08/01/28 512,502
511,532 (d) Renew, Series 2017 1A 3 .670 09/20/52 470,092
1,310,504 (d) Renew, Series 2018 1 3 .950 09/20/53 1,217,307
2,742,610 (d) Renew, Series 2021 1 2 .060 11/20/56 2,227,259
7,770,896 (d) Sabal Issuer LLC, Series 2026 1A 6 .000 05/02/61 7,630,261
5,477,809 (d) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 4,532,586
3,142,160 (d) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 2,609,902
2,227,222 (d) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 2,097,787
2,044,747 (d) Sunnova Helios XII Issuer LLC, Series 2023 B 5 .600 08/22/50 1,633,227
3,626,143 (d) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 3,526,747
1,260,977 (d) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,211,784
4,145,538 (d) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 3,996,333
9,257,477 (d) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 8,951,280
4,642,345 (d) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 4,241,401
4,787,755 (d) Sunrun Julius Issuer LLC, Series 2023 2A 6 .600 01/30/59 4,824,139
6,341,748 (d) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 6,100,462
862,861 (d) Sunrun Neptune Issuer LLC, Series 2024 1A 6 .270 02/01/55 854,775
7,621,987 (d) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 7,000,319
8,250,000 (d) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 8,038,802
4,036,085 (d) Trinity Rail Leasing 2025 LLC, Series 2025 1A 5 .090 10/19/55 4,007,355
5,973,176 (d) Trinity Rail Leasing 2025 LLC, Series 2026 1A 5 .350 04/19/56 5,941,612
4,474,320 (d) Vivint Colar Financing V LLC, Series 2018 1A 4 .730 04/30/48 4,368,444

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 2.0% (continued)
$ 2,337,028 (d) Vivint Colar Financing V LLC, Series 2018 1A 7 .370% 04/30/48 $ 2,292,758
3,709,959 (d) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 3,454,491
TOTAL OTHER ABS 160,539,601
TRANSPORTATION - 0.3%
1,971,200 (d) Air Canada Pass Through Trust, Series 2017 1 3 .550 01/15/30 1,864,507
5,699,516 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 5,627,361
6,861,230 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 6,624,606
10,579,460 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 10,188,577
TOTAL TRANSPORTATION 24,305,051
UTILITIES - 0.1%
6,103,099 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 5,495,956
TOTAL UTILITIES 5,495,956
WL COLLAT SUPPORT CMO - 0.9%
8,452 (c),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 7,825
1,024,397 (c),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 841,062
3,222,157 (c),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 2,651,523
3,938,311 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,233,476
3,903,762 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 3,331,576
1,668,284 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3 .000 09/25/52 1,424,633
1,905,392 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 2 .500 11/25/51 1,565,528
3,451,197 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,840,000
3,768,748 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 3,223,407
3,885,252 (c),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 3,428,442
618,683 (c),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 626,275
2,319,000 (c),(d) GS Mortgage-Backed Securities Trust, Series 2026 PJ8 5 .500 11/25/56 2,304,144
9,509 (c),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 8,833
146,147 (c),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 134,752
655,266 (c),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 594,655
955,262 (c),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 856,477
908,131 (c),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .726 10/26/48 916,363
2,391,152 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 1,965,598
859,018 (c),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 703,630
1,353,283 (c),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 1,108,119
1,335,266 (c),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,098,794
1,574,943 (c),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,344,179
4,471,524 (c),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 3,940,147
2,454,602 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,090,352
13,292,713 (c),(d) JP Morgan Mortgage Trust Series, Series 2024 3 3 .000 05/25/54 11,344,362
4,649,366 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 4,227,041
3,874,183 (c),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,188,077
1,063,913 (c),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 873,506
3,689,413 (c),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 3,017,429
3,589,441 (c),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 3,193,123
37,714 (c),(d) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 34,628
12,319 (c),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 11,640
1,446,792 (c),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,250,105
2,297,853 (c),(d) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 2,205,443
56,586 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 53,139
1,218,572 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 1,000,486
TOTAL WL COLLAT SUPPORT CMO 70,638,769
WL COLLATERAL CMO - 1.5%
1,665,000 (c),(d) Angel Oak Mortgage Trust, Series 2025 13 5 .738 10/25/70 1,648,743
904,816 (c),(d) CIM Trust, Series 2021 J2 2 .672 04/25/51 747,775
18,041,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 18,359,937
4,387,266 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .628 04/25/42 4,439,856
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 14,119,456
7,602,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .378 09/25/42 7,922,197
21,175,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 21,938,469
3,065,000 (c),(d) EFMT, Series 2023 1 6 .615 02/25/68 3,065,402
288,763 (c),(d) Flagstar Mortgage Trust, Series 2017 2 3 .962 10/25/47 263,580
1,922,629 (c),(d) Flagstar Mortgage Trust, Series 2018 2 4 .003 04/25/48 1,764,842
764,990 (c),(d) Flagstar Mortgage Trust, Series 2019 2 4 .001 12/25/49 692,015

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO - 1.5% (continued)
$ 1,888,152 (c),(d) Flagstar Mortgage Trust, Series 2021 7 2 .920% 08/25/51 $ 1,560,704
2,069,356 (c),(d) Flagstar Mortgage Trust, Series 2021 12 2 .962 11/25/51 1,707,911
3,110,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 3,235,126
44,782 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 41,759
331,364 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 285,150
15,998,967 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .244 03/27/51 195,328
539,690 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 464,763
1,586,642 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 1,303,594
432,403 (c),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .601 05/25/50 384,125
7,621,265 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,247,975
1,815,459 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .720 01/25/52 1,488,949
2,349,475 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 2,004,754
440,000 (c),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 417,063
2,135,000 (c),(d) Imperial Fund Mortgage Trust, Series 2022 NQM6 7 .100 10/25/67 2,130,768
1,078,120 (c),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .952 09/25/52 872,266
494,705 (c),(d) JP Morgan Mortgage Trust, Series 2015 1 5 .009 12/25/44 495,070
757,751 (c),(d) JP Morgan Mortgage Trust, Series 2017 4 3 .866 11/25/48 672,240
755,477 (c),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 683,043
13,605,323 (c),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 99,594
9,547,502 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .135 08/25/51 66,989
2,073,923 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .885 08/25/51 1,717,117
18,427,902 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .139 10/25/51 134,282
2,727,195 (c),(d) JP Morgan Mortgage Trust, Series 2021 13 3 .133 04/25/52 2,252,510
1,604,948 (c),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 1,383,110
950,123 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 864,412
822,336 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 734,656
11,269 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .243 02/25/36 11,271
935,272 (c),(d) OBX Trust, Series 2022 J2 3 .400 08/25/52 801,403
1,114,932 (c),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 1,054,267
1,860,931 (c),(d) RCKT Mortgage Trust, Series 2021 3 2 .773 07/25/51 1,492,849
4,623,797 (c),(d) RCKT Mortgage Trust, Series 2021 5 2 .919 11/25/51 3,744,748
137,202 (c),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 126,731
166,989 (c),(d) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 158,470
9,433 (c),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 8,569
900,096 (c),(d) Sequoia Mortgage Trust, Series 2021 1 2 .657 03/25/51 755,126
2,244,016 (c),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 1,974,499
2,850,000 (c),(d) Verus Securitization Trust, Series 2026 4 5 .870 04/25/71 2,843,492
557,172 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 478,287
4,793,764 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 3,935,830
118,754 (c),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 102,070
TOTAL WL COLLATERAL CMO 123,893,142
TOTAL STRUCTURED ASSETS
(Cost $828,546,696) 772,950,769
TOTAL LONG-TERM INVESTMENTS
(Cost $8,236,253,868) 7,990,493,261
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
10,023,599 (l) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (m) 10,023,599
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,023,599) 10,023,599
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENTS - 1.6%
127,935,000 (n) Fixed Income Clearing Corporation 3 .650 07/01/26 127,935,000
TOTAL REPURCHASE AGREEMENTS 127,935,000
TREASURY DEBT - 0.2%
10,000,000 (j) United States Treasury Bill 0 .000 08/13/26 9,957,388

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 5,000,000 (j) United States Treasury Bill 0 .000% 08/18/26 $ 4,975,611
TOTAL TREASURY DEBT 14,932,999
TOTAL SHORT-TERM INVESTMENTS
(Cost $142,868,005) 142,867,999
TOTAL INVESTMENTS - 100.0%
(Cost $8,389,145,472) 8,143,384,859
OTHER ASSETS & LIABILITIES, NET - 0.0% 844,302
NET ASSETS - 100.0% $ 8,144,229,161
ABS Asset-Backed Security
CAD Canadian Dollar
CMO Collateralized Mortgage Obligation
EUR Euro
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,829,644,938 or 22.5% of Total
Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) When-issued or delayed delivery security.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.4% of Total Investments.
(h) All or a portion of this security is owned by Nuveen Core and Impact Bond Offshore Limited which is a 100% owned subsidiary of the Fund.
(i) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,505,568.
(j) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(k) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $127,947,971 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 3/31/28, valued at $130,493,733.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,999,692 CAD 4,158,417 Australia and New Zealand Banking Group Limited 07/08/26 $ 66,591
$ 11,046,827 EUR 9,558,133 Australia and New Zealand Banking Group Limited 07/08/26 122,145

Core and Impact Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,238,154 GBP 2,456,918 Citibank N.A. 07/08/26 $ (20,798)
Total  $ 167,938
Total unrealized appreciation on forward foreign currency contracts  $ 188,736
Total unrealized depreciation on forward foreign currency contracts  $ (20,798)
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Fund Level 1 Level 2 Level 3 Total
Core and Impact Bond
Long-Term Investments
:
Bank loan obligations $— $28,763,282 $45 $28,763,327
Corporate bonds — 2,446,239,332 — 2,446,239,332
Government bonds — 4,712,142,782 4,960,133 4,717,102,915
Preferred stocks 25,436,918 — — 25,436,918
Structured assets — 772,950,769 — 772,950,769
Investments purchased with collateral from securities lending 10,023,599 — — 10,023,599
Short-Term Investments
:
Repurchase agreements — 127,935,000 — 127,935,000
Treasury debt — 14,932,999 — 14,932,999
$35,460,517 $8,102,964,164 $4,960,178 $8,143,384,859
Investments in Derivatives
Forward foreign currency contracts* – 167,938 – 167,938
$– $167,938 $– $167,938
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2026
Core Plus Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
BANK LOAN OBLIGATIONS - 2.8%
CAPITAL GOODS - 0.2%
$ 36,667 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000% 12/11/31 $ 36,736
432,157 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6 .644 09/08/32 432,914
1,653,088 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .508 05/17/28 1,437,004
987,500 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .137 11/03/31 988,448
828,633 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (Prime + 1.500%) 8 .250 09/26/31 830,762
328,982 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .894 04/14/31 329,104
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .644 04/30/32 687,298
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .633 02/14/28 356,761
1,052,945 (a) Signia Aerospace LLC, (TSFR3M + 2.750%) 6 .390 12/11/31 1,054,924
1,607,946 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .144 02/28/31 1,610,052
1,975,000 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .894 03/22/30 1,977,390
1,398,845 (a) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .863 01/24/31 1,399,831
TOTAL CAPITAL GOODS 11,141,224
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
282,926 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5 .644 08/12/32 281,565
255,997 (a) CHG Healthcare Services, Inc, (TSFR3M + 2.750%) 6 .370 09/29/28 256,384
1,274,777 (a) Corporation Service Company, Term Loan B, (TSFR1M + 2.000%) 5 .644 11/05/29 1,270,475
1,889,737 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .482 10/31/31 1,869,148
1,607,808 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%) 5 .619 10/15/30 1,599,568
429,308 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .902 11/30/28 430,167
460,939 (a) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M + 4.000%) 7 .928 09/04/30 349,117
180,934 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .913 04/12/27 30,549
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,086,973
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,365,118 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .657 10/16/31 2,366,348
1,656,961 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .163 11/08/32 1,660,308
3,462,558 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .166 04/23/31 3,454,923
3,741,196 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .144 01/30/31 3,741,196
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,222,775
CONSUMER DURABLES & APPAREL - 0.1%
2,456,327 (a) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .142 07/31/28 2,456,929
212,500 (a) Crocs, Inc., Term Loan, (TSFR1M + 2.250%) 5 .894 02/20/29 213,728
220,134 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 5 .894 02/27/32 220,500
TOTAL CONSUMER DURABLES & APPAREL 2,891,157
CONSUMER SERVICES - 0.3%
2,326,819 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .394 09/23/30 2,325,853
313,126 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .144 08/17/28 314,007
1,271,813 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .894 02/06/30 1,233,862
645,055 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .394 01/31/31 596,138
641,825 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.500%) 7 .232 06/25/29 646,103
1,779,114 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .894 01/29/29 1,779,310
2,120,625 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .482 11/29/30 2,105,250
406,335 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .144 12/16/30 406,892
706,609 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .502 03/15/28 710,509
491,658 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .639 04/16/29 492,887
1,306,907 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .232 11/30/29 1,117,948
298,080 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .644 05/31/33 297,707
TOTAL CONSUMER SERVICES 12,026,466
ENERGY - 0.0%
1,225,000 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .644 03/22/29 1,228,063
57,738 (b) Cloud Peak Energy Resources LLC 12 .000 05/03/27 57,738
TOTAL ENERGY 1,285,801
FINANCIAL SERVICES - 0.1%
2,768,569 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .394 06/24/31 2,765,108
TOTAL FINANCIAL SERVICES 2,765,108
FOOD, BEVERAGE & TOBACCO - 0.1%
582,714 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .494 11/26/27 580,165

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 1,155,404 (a) Aspire Bakeries Holdings LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .644% 12/23/30 $ 1,163,111
61,287 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M + 7.000%), (cash 10.673%,
PIK 7.000%)
10 .666 09/30/30 9,193
15,186 (a) City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 7.000%), (cash
10.673%, PIK 7.000%)
10 .666 09/30/30 6,834
568,755 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5 .877 09/30/31 565,365
182,555 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 01/29/32 182,943
TOTAL FOOD, BEVERAGE & TOBACCO 2,507,611
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,913,610 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M + 3.750%) 7 .394 01/15/31 3,927,797
362,791 (a) Global Medical Response, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .889 10/01/32 364,151
1,775,152 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .132 01/08/29 1,782,918
700,101 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .644 12/03/31 700,392
2,401,768 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .144 12/19/30 2,406,595
705,875 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6 .894 11/26/31 690,215
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,872,068
INSURANCE - 0.6%
206,416 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .644 11/06/30 187,237
3,940,225 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 09/19/31 3,892,332
540,570 (a) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7 .913 09/19/30 535,953
4,890,247 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .144 06/16/31 4,733,197
3,203,361 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .922 06/20/30 3,203,665
1,189,732 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644 09/15/31 1,188,988
4,900,593 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .144 07/31/31 4,847,299
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .482 05/06/31 899,818
3,925,238 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .982 09/27/30 3,914,443
1,935,685 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .982 11/23/29 1,931,572
TOTAL INSURANCE 25,334,504
MATERIALS - 0.2%
4,339,119 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .819 04/13/29 4,269,432
194,056 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .394 02/15/30 194,623
1,842,578 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .894 03/03/31 1,728,569
1,383,855 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .144 09/30/31 1,382,907
TOTAL MATERIALS 7,575,531
MEDIA & ENTERTAINMENT - 0.0%
697,417 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .736 10/31/28 697,853
TOTAL MEDIA & ENTERTAINMENT 697,853
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
565,479 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5 .370 10/29/32 566,115
2,093,750 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .894 05/05/28 2,101,884
2,493,891 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .894 05/19/31 2,495,450
3,247,485 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.500%) 6 .144 12/12/31 3,251,886
204,691 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644 04/20/29 204,307
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,619,642
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
279,351 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .144 01/31/30 279,875
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 279,875
SOFTWARE & SERVICES - 0.4%
104,746 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.168%, PIK 7.500%) 11 .144 08/01/28 93,617
2,661,642 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6 .394 11/25/31 2,592,333
1,747,743 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 2.750%) 6 .416 07/30/31 1,579,706
19,899 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .370 05/01/31 18,251
1,858,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 1,699,550
915 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .144 10/09/29 885
2,063,565 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 6 .394 05/30/31 1,976,895
3,042,738 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 09/12/29 3,011,216
1,885,833 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .394 01/31/30 1,849,304
64,231 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .004 05/15/28 65,800
307,350 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .504 05/15/28 279,613
452,438 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6 .994 04/24/28 424,020
1,112,649 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .482 10/03/31 1,044,037
599,019 (a) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913 02/10/31 565,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 2,443,750 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .394% 09/28/29 $ 2,389,877
TOTAL SOFTWARE & SERVICES 17,590,632
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
9,193 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6 .402 11/30/29 8,720
108,755 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .927 09/22/31 109,163
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 117,883
TELECOMMUNICATION SERVICES - 0.0%
764,837 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%), (cash 6.758%, PIK 0.500%) 3 .629 03/11/30 765,601
TOTAL TELECOMMUNICATION SERVICES 765,601
TRANSPORTATION - 0.0%
1,744,861 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .413 03/21/31 1,743,229
482,625 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .925 04/20/28 482,739
115,513 (a) XPO Logistics, Inc., Term Loan B, (Prime + TSFR1M + 1.000%) 6 .197 02/03/31 116,109
TOTAL TRANSPORTATION 2,342,077
UTILITIES - 0.1%
2,455,275 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .387 11/26/32 2,445,197
TOTAL UTILITIES 2,445,197
TOTAL BANK LOAN OBLIGATIONS
(Cost $126,736,761) 125,567,978
SHARES DESCRIPTION VALUE
COMMON STOCKS - 2.5%
ENERGY - 0.0%
1,538 (b),(c) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
FINANCIAL SERVICES - 2.5%
2,377,000 Nuveen Securitized Income ETF 60,041,832
1,982,716 Nuveen Ultra Short Income ETF 50,089,156
TOTAL FINANCIAL SERVICES 110,130,988
MATERIALS - 0.0%
7,002 (c) Kleopatra Finco Sarl 14,904
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
7,002 (c) Kleopatra Finco Sarl 14,905
TOTAL MATERIALS 134,144
TELECOMMUNICATION SERVICES - 0.0%
4,170 (c) Altice France Lux 3 S.A. 82,152
TOTAL TELECOMMUNICATION SERVICES 82,152
TRANSPORTATION - 0.0%
473 (c) MLN US Holdco LLC 24
TOTAL TRANSPORTATION 24
TOTAL COMMON STOCKS
(Cost $110,368,754) 110,347,323
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 35.7%
AUTOMOBILES & COMPONENTS - 0.6%
350,000 (d) Clarios Global LP 6 .750 02/15/30 360,650
580,000 (d) Cyprium Corp 6 .125 04/15/31 579,975
164,000 Dana, Inc 4 .250 09/01/30 163,446
2,000,000 (d) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,024,229
2,825,000 General Motors Financial Co, Inc 5 .850 04/06/30 2,918,688
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,879,633
3,750,000 General Motors Financial Co, Inc 5 .600 06/18/31 3,838,824
2,000,000 (e),(f) General Motors Financial Co, Inc 5 .750 N/A 1,998,350
5,000,000 (e) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,512,005

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.6% (continued)
$ 695,000 Goodyear Tire & Rubber Co 8 .875% 07/15/32 $ 701,033
1,360,000 (d) Phinia, Inc 6 .625 10/15/32 1,389,195
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 767,086
3,665,000 (d) ZF North America Capital, Inc 6 .750 04/23/30 3,634,307
505,000 (d) ZF North America Capital, Inc 7 .500 03/24/31 508,406
TOTAL AUTOMOBILES & COMPONENTS 26,275,827
BANKS - 7.5%
1,725,000 (a),(d),(f),(g) Akbank TAS, (DGS5 + 4.221%) 7 .950 N/A 1,663,835
4,000,000 (f),(g) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,368,136
1,500,000 (d) Banco Bradesco S.A. 6 .500 01/22/30 1,543,575
1,800,000 (d),(f),(g) Banco del Estado de Chile 7 .950 N/A 1,902,222
2,000,000 (d) Banco do Brasil S.A. 6 .000 03/18/31 2,026,986
1,625,000 (d) Banco do Brasil S.A. 5 .625 10/23/31 1,609,400
925,000 (d),(f),(g) Banco Mercantil del Norte S.A. 7 .500 N/A 917,687
2,675,000 (d),(f),(g) Banco Mercantil del Norte S.A. 8 .000 N/A 2,679,012
2,000,000 (d),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 2,048,000
6,225,000 (d),(g) Banco Nacional de Mexico S.A. 6 .697 08/07/36 6,131,003
2,400,000 (f),(g) Banco Santander S.A. 9 .625 N/A 2,828,647
1,800,000 (g) Bancolombia S.A. 8 .625 12/24/34 1,921,516
2,600,000 (d),(g) Bangkok Bank PCL 3 .466 09/23/36 2,361,097
4,000,000 (d),(g) Bank Hapoalim BM, Reg S 3 .255 01/21/32 3,960,136
4,500,000 (g) Bank Leumi Le-Israel BM, Reg S 5 .740 09/09/36 4,468,388
20,795,000 Bank of America Corp 2 .592 04/29/31 19,188,610
9,000,000 Bank of America Corp 5 .288 04/25/34 9,119,921
5,500,000 Bank of America Corp 5 .744 02/12/36 5,610,916
5,700,000 Bank of America Corp 2 .676 06/19/41 4,137,506
7,850,000 (f) Bank of America Corp 6 .625 N/A 8,093,185
4,075,000 (f) Bank of New York Mellon Corp 6 .300 N/A 4,192,735
3,025,000 Barclays plc 5 .367 02/25/31 3,067,520
2,225,000 Barclays plc 3 .330 11/24/42 1,667,965
4,525,000 (f),(g) Barclays plc 9 .625 N/A 5,017,691
1,850,000 (d),(g) BBVA Bancomer S.A. 5 .125 01/18/33 1,813,740
1,000,000 (d),(g) BBVA Bancomer S.A. 8 .450 06/29/38 1,078,902
1,100,000 (d),(g) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,134,100
2,450,000 (d) BNP Paribas S.A. 4 .916 01/15/34 2,403,464
8,000,000 (d),(e),(f),(g) BNP Paribas S.A. 7 .450 N/A 8,254,160
3,225,000 (d) BPCE S.A. 5 .417 01/13/37 3,159,196
5,200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 5,331,347
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,875,973
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,805,690
400,000 Citigroup, Inc 4 .450 09/29/27 399,352
275,000 Citigroup, Inc 4 .125 07/25/28 272,138
6,025,000 Citigroup, Inc 4 .542 09/19/30 5,982,678
2,600,000 (f) Citigroup, Inc 7 .625 N/A 2,701,507
5,000,000 (f) Citigroup, Inc 6 .625 N/A 5,093,985
3,575,000 (d) Credit Agricole S.A. 5 .222 05/27/31 3,604,032
3,850,000 (d),(e),(f),(g) Credit Agricole S.A. 7 .125 N/A 3,966,459
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,255,993
2,500,000 (d) Grupo Aval Ltd 4 .375 02/04/30 2,372,838
635,000 (d),(f) Hana Bank 3 .500 N/A 632,551
4,800,000 (f),(g) HSBC Holdings plc 8 .000 N/A 4,967,952
2,700,000 (e),(f),(g) HSBC Holdings plc 6 .950 N/A 2,797,621
4,000,000 (f) Huntington Bancshares, Inc 5 .625 N/A 4,025,351
4,900,000 ING Groep NV 4 .803 03/23/32 4,867,177
4,225,000 (f),(g) ING Groep NV 7 .000 N/A 4,347,483
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,966,437
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,313,608
4,400,000 JPMorgan Chase & Co 5 .140 01/24/31 4,449,478
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,321,329
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,150,570
6,750,000 JPMorgan Chase & Co 5 .766 04/22/35 7,020,769
8,950,000 JPMorgan Chase & Co 5 .572 04/22/36 9,200,940

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.5% (continued)
$ 2,750,000 JPMorgan Chase & Co 2 .525% 11/19/41 $ 1,949,935
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,392,752
5,625,000 (f) JPMorgan Chase & Co 6 .875 N/A 5,892,536
4,000,000 (e),(f),(g) Lloyds Banking Group plc 6 .750 N/A 4,111,020
4,175,000 (f) M&T Bank Corp 3 .500 N/A 4,143,515
1,150,000 (d),(g) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 1,150,709
650,000 Morgan Stanley Bank NA 4 .788 05/10/30 650,642
2,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,787,369
18,075,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 17,765,574
2,350,000 NatWest Group plc 4 .983 06/18/32 2,348,588
3,000,000 (f),(g) NatWest Group plc 8 .125 N/A 3,320,382
1,975,000 (d) NBK SPC Ltd 1 .625 09/15/27 1,960,810
3,000,000 (d),(f) NBK Tier  Financing Ltd 3 .625 N/A 2,985,774
2,275,000 PNC Financial Services Group, Inc 5 .575 01/29/36 2,332,225
5,225,000 (f) PNC Financial Services Group, Inc 3 .400 N/A 5,204,691
3,275,000 (f) PNC Financial Services Group, Inc 6 .200 N/A 3,320,624
5,000,000 Royal Bank of Canada 6 .750 08/24/85 5,085,850
4,000,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 3,969,753
3,055,000 (f) Truist Financial Corp 6 .669 N/A 3,052,664
3,000,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 2,976,947
2,000,000 US Bancorp 4 .839 02/01/34 1,973,436
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,709,388
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,689,567
5,000,000 Wells Fargo & Co 4 .844 05/20/32 4,983,097
7,975,000 Wells Fargo & Co 5 .605 04/23/36 8,174,539
4,125,000 (f) Wells Fargo & Co 7 .625 N/A 4,339,987
5,000,000 (f) Wells Fargo & Co 6 .125 N/A 5,059,190
2,000,000 (d) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 2,022,738
700,000 (d),(f),(g) Yapi ve Kredi Bankasi AS. 8 .250 N/A 683,262
TOTAL BANKS 336,130,073
CAPITAL GOODS - 2.0%
1,315,000 (d) ADI Escrow Issuer LLC 7 .125 07/15/34 1,339,056
520,000 (d) Advanced Drainage Systems, Inc 5 .375 03/01/34 508,057
2,205,000 (d) AECOM 6 .000 08/01/33 2,208,151
1,690,000 (d) Airbus SE 3 .150 04/10/27 1,676,140
975,000 (d) Albion Financing  SARL 7 .000 05/21/30 1,009,538
770,000 (d) Allison Transmission, Inc 5 .875 12/01/33 767,610
600,000 (d) BAE Systems plc 1 .900 02/15/31 529,943
1,050,000 Boeing Co 3 .250 02/01/28 1,027,779
1,375,000 Boeing Co 5 .705 05/01/40 1,398,163
13,650,000 Boeing Co 5 .805 05/01/50 13,485,732
915,000 (d) Carpenter Technology Corp 5 .625 03/01/34 914,307
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,197,623
1,465,000 (d) Columbus McKinnon Corp 7 .125 01/31/33 1,468,119
2,450,000 Eaton Corp 4 .200 03/06/31 2,401,308
1,650,000 Eaton Corp 4 .800 03/06/36 1,618,747
400,000 (d) Esab Corp 6 .250 04/15/29 405,848
955,000 (d) Esab Corp 5 .625 04/01/31 956,036
455,000 (d) Goat Holdco LLC 6 .750 02/01/32 466,317
665,000 (d) Herc Holdings, Inc 6 .625 06/15/29 678,947
425,000 (d) Herc Holdings, Inc 7 .000 06/15/30 440,116
1,250,000 (d) Herc Holdings, Inc 5 .750 03/15/31 1,248,420
665,000 (d) Herc Holdings, Inc 7 .250 06/15/33 693,300
1,295,000 (d),(e) Herc Holdings, Inc 6 .000 03/15/34 1,286,396
3,000,000 (d) Honeywell Aerospace, Inc 4 .950 03/16/36 2,954,192
2,725,000 (d) Honeywell Aerospace, Inc 5 .732 03/16/56 2,724,871
2,275,000 Howmet Aerospace, Inc 4 .550 11/15/32 2,237,112
2,000,000 (d) IHS Holding Ltd 7 .875 05/29/30 2,057,544
1,000,000 (d),(e) IHS Holding Ltd 8 .250 11/29/31 1,045,473
4,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 5,009,173
2,365,000 (d) Lsf12 Helix Parent LLC 7 .125 02/01/33 2,289,829
1,095,000 (d),(e) Masterbrand, Inc 7 .000 07/15/32 1,109,820

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 2.0% (continued)
$ 280,000 (d) MITER BRAND 6 .750% 04/01/32 $ 277,590
1,000,000 (d) Quikrete Holdings, Inc 6 .375 03/01/32 1,021,177
590,000 (d) QXO Building Products, Inc 6 .500 07/15/31 601,311
820,000 (d) QXO Building Products, Inc 6 .875 07/15/34 841,792
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,415,502
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 988,641
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,429,538
3,000,000 (d) Sisecam UK plc 8 .625 05/02/32 3,049,311
2,000,000 (d),(e) Sisecam UK plc 8 .375 01/23/33 2,030,134
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,086,500
1,665,000 (d) Standard Building Solutions, Inc 6 .250 08/01/33 1,653,417
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,618,628
1,470,000 (d) TransDigm, Inc 6 .000 01/15/33 1,484,441
675,000 (d) TransDigm, Inc 6 .125 07/31/34 674,132
3,000,000 (d) United Rentals North America, Inc 5 .375 11/15/33 2,954,737
2,000,000 (d) WESCO Distribution, Inc 5 .250 04/15/31 1,979,476
480,000 (d) WESCO Distribution, Inc 6 .375 03/15/33 492,479
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,659,880
TOTAL CAPITAL GOODS 88,412,353
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,125,000 (d) ADT Corp 4 .875 07/15/32 2,008,196
2,250,000 (d) Bidvest Group UK plc 6 .200 09/17/32 2,269,300
890,000 (d) CACI International, Inc 6 .375 06/15/33 902,656
590,000 (d) Clean Harbors, Inc 5 .750 10/15/33 593,877
79,128 CSC ServiceWorks East LLC 9 .107 09/04/30 81,489
855,000 (d) Garda World Security Corp 6 .500 01/15/31 866,781
735,000 (d) GFL Environmental Holdings US, Inc 5 .500 02/01/34 718,895
1,200,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,175,524
395,000 (d) Science Applications International Corp 5 .875 11/01/33 389,030
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,313,120
1,675,000 Verisk Analytics, Inc 5 .250 03/15/35 1,665,321
75,000 Verisk Analytics, Inc 3 .625 05/15/50 53,082
2,575,000 Waste Management, Inc 4 .950 03/15/35 2,569,097
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,606,368
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9%
6,475,000 Amazon.com, Inc 4 .250 03/13/31 6,375,639
4,875,000 Amazon.com, Inc 4 .875 03/13/36 4,798,965
1,450,000 Amazon.com, Inc 5 .800 03/13/56 1,440,750
2,670,000 (d) Asbury Automotive Group, Inc 4 .625 11/15/29 2,599,881
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 722,142
925,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 943,580
480,000 (d) Gee Automotive Holdings LLC 7 .250 03/01/31 486,351
635,000 Kohl's Corp 5 .125 05/01/31 567,666
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 778,900
790,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 823,127
2,175,000 (d) Lithia Motors, Inc 4 .625 12/15/27 2,164,633
2,500,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 2,512,502
2,445,000 (d) Michaels Cos, Inc 8 .500 03/15/33 2,421,759
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,386,141
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,205,240
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,923,569
450,000 O'Reilly Automotive, Inc 5 .100 03/12/36 445,842
1,500,000 (d) QXO Building Products, Inc 6 .750 04/30/32 1,548,868
1,000,000 (d) Staples, Inc 10 .750 09/01/29 953,948
1,250,000 Walmart, Inc 4 .350 04/28/30 1,252,405
3,100,000 Walmart, Inc 4 .150 04/30/31 3,064,398
460,000 (d) Wand NewCo 3, Inc 7 .625 01/30/32 475,792
335,000 (d) Wayfair LLC 7 .250 10/31/29 345,740
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 39,237,838
CONSUMER DURABLES & APPAREL - 0.0%
1,000,000 (d) CD&R Smokey Buyer, Inc 9 .500 10/15/29 530,001
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,183,514

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.0% (continued)
$ 400,000 (d) TopBuild Corp 5 .625% 01/31/34 $ 403,892
TOTAL CONSUMER DURABLES & APPAREL 2,117,407
CONSUMER SERVICES - 0.7%
1,035,000 (d) 1011778 BC ULC 6 .125 06/15/29 1,050,530
1,000,000 (d),(e) Caesars Entertainment, Inc 6 .000 10/15/32 906,160
2,570,000 (d) Carnival Corp Ltd 5 .750 08/01/32 2,595,102
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,998,107
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,342,463
1,960,000 (d) Flutter Treasury Designated Activity Co 6 .375 04/29/29 1,988,743
2,990,000 (d) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,023,312
1,655,000 (d) Hilton Domestic Operating Co, Inc 5 .500 09/15/31 1,659,233
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 2,013,600
1,050,000 (d) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,053,934
1,155,000 (d) Hilton Domestic Operating Co, Inc 5 .500 03/31/34 1,145,096
350,000 (d) Light & Wonder International, Inc 7 .500 09/01/31 362,764
500,000 (d) Light & Wonder International, Inc 6 .250 10/01/33 497,290
425,000 (d) Marriott Ownership Resorts, Inc 4 .500 06/15/29 410,109
1,000,000 (d) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 843,794
1,475,000 MGM Resorts International 6 .125 09/15/29 1,489,468
1,420,000 (d) Motion Finco Sarl 8 .375 02/15/32 1,199,426
400,000 (d) NCL Corp Ltd 5 .875 01/15/31 388,221
625,000 (d) NCL Corp Ltd 6 .250 09/15/33 606,980
1,665,000 Sands China Ltd 2 .300 03/08/27 1,638,144
1,200,000 Service Corp International 5 .750 10/15/32 1,204,829
1,980,000 (d) Six Flags Entertainment Corp 6 .625 05/01/32 2,005,993
450,000 (d) Wynn Macau Ltd 5 .625 08/26/28 447,100
1,100,000 (d) Wynn Resorts Finance LLC 6 .250 03/15/33 1,104,121
TOTAL CONSUMER SERVICES 32,974,519
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,533,503
780,000 (d) Albertsons Cos, Inc 5 .500 03/31/31 762,133
500,000 (d) Albertsons Cos, Inc 6 .250 03/15/33 495,595
1,560,000 (d) Albertsons Cos, Inc 5 .750 03/31/34 1,485,659
1,525,000 Kroger Co 5 .000 09/15/34 1,504,853
2,200,000 Kroger Co 5 .500 09/15/54 2,063,515
785,000 (d) US Foods, Inc 6 .875 09/15/28 802,125
2,375,000 Walmart, Inc 2 .500 09/22/41 1,704,309
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,351,692
ENERGY - 3.2%
2,000,000 (d) Antero Midstream Partners LP 6 .625 02/01/32 2,042,752
900,000 (d) Antero Midstream Partners LP 5 .750 10/15/33 891,317
1,580,000 (d) Archrock Partners LP 6 .625 09/01/32 1,611,420
855,000 (d) Archrock Services LP 6 .000 02/01/34 849,866
1,525,000 (d) Azule Energy Finance PLC 8 .625 01/22/33 1,526,771
765,000 (d) Borr IHC Ltd 8 .750 01/15/32 747,113
4,100,000 BP Capital Markets America, Inc 5 .227 11/17/34 4,153,750
400,000 (d) Buckeye Partners LP 6 .750 02/01/30 413,122
3,750,000 Cheniere Energy Partners LP 4 .000 03/01/31 3,607,700
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,520,285
3,100,000 Cheniere Energy Partners LP 5 .550 10/30/35 3,148,976
280,000 (d) Chord Energy Corp 6 .000 10/01/30 281,183
2,000,000 (d) Chord Energy Corp 6 .750 03/15/33 2,029,612
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,827,936
1,475,000 (d) CNX Resources Corp 7 .250 03/01/32 1,519,614
1,270,000 (d) CNX Resources Corp 5 .875 03/01/34 1,235,885
835,000 (d) CVR Energy, Inc 7 .500 02/15/31 831,026
2,370,000 (d) Delek Logistics Partners LP 6 .875 06/01/34 2,358,826
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,754,232
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,439,173
1,600,000 Ecopetrol S.A. 6 .875 04/29/30 1,629,101
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,087,094
300,000 Ecopetrol S.A. 8 .875 01/13/33 328,534

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.2% (continued)
$ 1,200,000 (d) Empresa Nacional del Petroleo 3 .450% 09/16/31 $ 1,095,269
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,562,306
2,340,000 Enbridge, Inc 8 .500 01/15/84 2,675,081
897,000 (d) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 887,269
1,450,000 (d) Energean Israel Finance Ltd, Reg S 8 .500 09/30/33 1,528,107
1,600,000 Energy Transfer LP 5 .350 01/15/36 1,593,272
600,000 Energy Transfer LP 5 .400 10/01/47 544,063
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,285,186
2,150,000 Energy Transfer LP 5 .950 05/15/54 2,057,862
3,900,000 (f) Energy Transfer LP 7 .125 N/A 4,024,078
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 820,023
708,000 EQT Corp 4 .500 01/15/29 702,911
1,400,000 (d) Esentia Energy Development SAB de C.V. 6 .125 07/30/33 1,394,120
3,650,000 Expand Energy Corp 5 .700 01/15/35 3,690,857
1,979,610 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,759,402
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,393,308
580,000 (d) Harvest Midstream I LP 6 .750 05/15/34 588,268
450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 448,252
1,000,000 (d) Hilcorp Energy I LP 6 .000 04/15/30 982,488
450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 435,889
3,000,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 3,123,808
1,800,000 (d) Indika Energy Tbk PT 8 .750 05/07/29 1,820,141
1,500,000 (d) KazMunayGas National Co JSC 5 .375 04/24/30 1,513,850
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,033,056
765,000 (d) Kodiak Gas Services LLC 5 .875 04/01/31 766,961
440,000 (d) Kodiak Gas Services LLC 6 .500 10/01/33 446,007
685,000 (d) Kodiak Gas Services LLC 6 .750 10/01/35 702,718
1,075,000 (d),(e) Kosmos Energy Ltd 8 .750 10/01/31 879,216
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,170,575
1,650,000 (e) Marathon Petroleum Corp 5 .000 09/15/54 1,413,422
400,000 (d) Matador Resources Co 6 .250 04/15/33 398,543
520,000 (d) Matador Resources Co 6 .000 04/15/34 506,953
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,547,510
485,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 481,873
2,275,000 MPLX LP 2 .650 08/15/30 2,094,110
900,000 ONEOK, Inc 5 .700 11/01/54 835,476
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,251,503
2,760,000 (d) Pertamina Hulu Energi PT 5 .250 05/21/30 2,755,030
2,000,000 (d) Pertamina Persero PT 2 .300 02/09/31 1,758,359
4,150,000 Petrobras Global Finance BV 6 .250 01/10/36 4,133,192
2,000,000 Petroleos Mexicanos 5 .950 01/28/31 1,976,755
3,300,000 Petroleos Mexicanos 6 .700 02/16/32 3,329,202
1,850,000 (d) Petronas Capital Ltd 5 .340 04/03/35 1,896,256
715,000 Phillips 66 Co 4 .680 02/15/45 611,387
1,500,000 (d) Raizen Fuels Finance S.A. 5 .700 01/17/35 828,750
2,675,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,388,628
2,335,000 (d) Seadrill Finance Ltd 6 .750 07/15/34 2,254,224
1,568,000 (d) SierraCol Energy Andina LLC 9 .000 11/14/30 1,540,560
705,000 (d) SM Energy Co 6 .625 04/15/34 693,948
2,235,000 (d) Sunoco LP 7 .000 05/01/29 2,296,373
1,150,000 Sunoco LP 4 .500 05/15/29 1,124,449
2,000,000 (d) Sunoco LP 4 .500 10/01/29 1,942,375
1,260,000 (d) Sunoco LP 4 .625 05/01/30 1,217,004
500,000 (d) Sunoco LP 5 .625 03/31/31 496,353
500,000 (d) Sunoco LP 5 .875 03/15/34 493,144
3,300,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 2,191,716
900,000 TotalEnergies Capital S.A. 5 .488 04/05/54 869,587
2,000,000 TransCanada Trust 5 .500 09/15/79 1,989,582
777,000 (d) Transocean, Inc 8 .750 02/15/30 807,386
1,415,000 (d) USA Compression Partners LP 7 .125 03/15/29 1,449,440
400,000 (d) USA Compression Partners LP 6 .250 10/01/33 396,571
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,877,711

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.2% (continued)
$ 3,000,000 (d) Venture Global LNG, Inc 9 .875% 02/01/32 $ 3,202,671
1,500,000 (d) Venture Global LNG, Inc 6 .375 12/15/34 1,474,143
550,000 (d) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 562,737
635,000 (d) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 661,659
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,165,618
TOTAL ENERGY 144,673,831
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
2,050,000 Agree LP 2 .000 06/15/28 1,950,987
1,000,000 American Homes 4 Rent LP 5 .250 03/15/35 996,630
475,000 American Tower Corp 3 .375 10/15/26 473,686
1,200,000 American Tower Corp 3 .600 01/15/28 1,182,873
1,480,000 American Tower Corp 3 .800 08/15/29 1,443,024
4,100,000 American Tower Corp 2 .900 01/15/30 3,851,573
825,000 American Tower Corp 2 .100 06/15/30 745,812
1,390,000 American Tower Corp 1 .875 10/15/30 1,233,644
2,400,000 American Tower Corp 5 .400 01/31/35 2,428,506
4,025,000 American Tower Corp 5 .350 03/15/35 4,051,211
801,445 (d) CFE Fibra E 5 .875 09/23/40 780,206
2,375,000 Essential Properties LP 2 .950 07/15/31 2,145,184
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,783,907
2,475,000 Essex Portfolio LP 5 .375 04/01/35 2,505,462
3,500,000 (d) Fibra SOMA Trust F 7 .125 05/28/36 3,479,630
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,473,587
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,875,172
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 478,494
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 479,348
375,000 Highwoods Realty LP 3 .875 03/01/27 373,624
725,000 Highwoods Realty LP 4 .125 03/15/28 714,216
700,000 Highwoods Realty LP 4 .200 04/15/29 684,730
3,369,000 Highwoods Realty LP 2 .600 02/01/31 3,006,870
3,345,000 (d) Iron Mountain, Inc 7 .000 02/15/29 3,408,154
1,655,000 (d) Iron Mountain, Inc 6 .250 01/15/35 1,661,451
600,000 (d) Millrose Properties, Inc 6 .250 09/15/32 605,221
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,320,850
345,000 (d) MPT Operating Partnership LP 8 .500 02/15/32 353,208
995,000 (d) RHP Hotel Properties LP 5 .750 03/15/34 985,769
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 48,473,029
FINANCIAL SERVICES - 3.2%
5,050,000 AerCap Ireland Capital DAC 3 .000 10/29/28 4,860,965
4,690,000 Block, Inc 6 .500 05/15/32 4,788,096
360,000 (d) Block, Inc 6 .000 08/15/33 362,486
75,000 Capital One Financial Corp 3 .750 03/09/27 74,676
3,940,000 (e),(f) Capital One Financial Corp 3 .950 N/A 3,927,785
617,622 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 588,296
1,210,000 Corebridge Financial, Inc 6 .050 09/15/33 1,264,273
1,575,000 (e) Corebridge Financial, Inc 5 .750 01/15/34 1,617,832
3,400,000 (f),(g) Deutsche Bank AG., Reg S 8 .130 N/A 3,591,179
1,375,000 Discover Bank 2 .700 02/06/30 1,284,890
1,665,000 (d) Encore Capital Group, Inc 6 .625 04/15/31 1,684,144
5,500,000 (d) Encore Capital Group, Inc 6 .625 06/01/32 5,507,656
1,705,000 (d) FirstCash, Inc 6 .875 03/01/32 1,752,034
2,420,000 (d) FirstCash, Inc 6 .125 05/01/34 2,408,720
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,192,209
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,010,176
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 949,536
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,227,635
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,109,231
4,200,000 (f) Goldman Sachs Group, Inc 6 .850 N/A 4,318,435
4,925,000 (f) Goldman Sachs Group, Inc 7 .500 N/A 5,169,743
1,818,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 1,925,913
35,714 (a),(d) Hestia Re Ltd, (TSFR1M + 0.100%) 3 .620 04/22/29 17,857
925,000 Icahn Enterprises LP 5 .250 05/15/27 914,226

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 3,850,000 Icahn Enterprises LP 4 .375% 02/01/29 $ 3,288,257
3,000,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,727,401
2,500,000 (d) Jane Street Group 6 .125 11/01/32 2,500,520
715,000 (d) Jane Street Group 6 .750 05/01/33 735,282
908,600 (d) Minejesa Capital BV 4 .625 08/10/30 894,868
1,000,000 (d) Minejesa Capital BV 5 .625 08/10/37 953,750
6,625,000 Morgan Stanley 3 .125 07/27/26 6,622,605
1,480,000 Morgan Stanley 3 .950 04/23/27 1,475,181
6,525,000 Morgan Stanley 4 .708 03/12/32 6,444,365
6,225,000 Morgan Stanley 4 .809 04/16/32 6,176,608
4,000,000 Morgan Stanley 5 .250 04/21/34 4,025,181
3,200,000 Morgan Stanley 5 .424 07/21/34 3,249,638
2,000,000 Morgan Stanley 5 .831 04/19/35 2,074,926
1,600,000 Morgan Stanley 5 .320 07/19/35 1,607,704
5,275,000 Morgan Stanley 5 .664 04/17/36 5,415,269
5,900,000 Morgan Stanley 5 .296 04/10/37 5,870,687
2,225,000 (d) Muthoot Finance Ltd 6 .375 04/23/29 2,227,759
1,875,000 (d) Muthoot Finance Ltd 5 .750 08/04/30 1,833,430
2,000,000 (e) Navient Corp 5 .500 03/15/29 1,919,544
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,333,457
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,144,941
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,034,580
549,000 OneMain Finance Corp 6 .500 03/15/33 540,233
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 363,972
400,000 (d) PennyMac Financial Services, Inc 6 .875 05/15/32 391,455
1,065,000 (d) Rocket Cos, Inc 6 .125 08/01/30 1,083,288
1,125,000 (d) Rocket Cos, Inc 6 .375 08/01/33 1,144,085
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,800,102
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,325,994
815,000 (d) Starwood Property Trust, Inc 6 .500 07/01/30 832,294
355,000 (d) Starwood Property Trust, Inc 6 .125 06/01/31 356,877
3,750,000 (f) State Street Corp 6 .700 N/A 3,878,250
1,000,000 (d) SURA Asset Management S.A. 6 .350 05/13/32 1,046,210
2,100,000 (d) UBS Group AG. 3 .179 02/11/43 1,572,708
2,100,000 (d),(f),(g) UBS Group AG. 9 .250 N/A 2,425,819
800,000 (d) UWM Holdings LLC 6 .625 02/01/30 745,428
2,000,000 (d),(e) VistaJet Malta Finance plc 6 .375 02/01/30 1,903,067
665,000 (d) Walker & Dunlop, Inc 6 .625 04/01/33 675,595
800,000 (d) WEX, Inc 6 .500 03/15/33 796,552
TOTAL FINANCIAL SERVICES 145,985,875
FOOD, BEVERAGE & TOBACCO - 0.9%
7,050,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,861,835
4,240,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 3,862,735
1,700,000 (d) Arcor SAIC 7 .600 07/31/33 1,768,000
2,700,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,450,364
1,350,000 (d) Gruma SAB de C.V. 5 .390 12/09/34 1,337,343
2,500,000 (d) MARB BondCo plc 3 .950 01/29/31 2,190,767
2,450,000 (d) Mars, Inc 5 .200 03/01/35 2,459,742
2,200,000 (d) Mars, Inc 5 .650 05/01/45 2,185,986
1,750,000 (d) Mars, Inc 5 .700 05/01/55 1,724,042
900,000 (d) Minerva Luxembourg S.A. 7 .500 04/22/36 858,105
4,000,000 Philip Morris International, Inc 5 .250 02/13/34 4,065,575
680,000 (d) Post Holdings, Inc 6 .250 02/15/32 690,242
2,000,000 (d) Post Holdings, Inc 6 .375 03/01/33 1,984,739
165,000 (d) Post Holdings, Inc 6 .250 10/15/34 162,121
785,000 (d) Post Holdings, Inc 6 .500 03/15/36 776,085
1,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 1,464,186
1,800,000 (d) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,838,533
1,305,000 (d) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,319,102

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 2,305,000 (d),(h) Viking Baked Goods Acquisition Corp 8 .625% 11/01/31 $ 2,329,908
TOTAL FOOD, BEVERAGE & TOBACCO 40,329,410
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,250,000 (d) CHS 5 .250 05/15/30 1,179,538
430,000 (d) Concentra Escrow Issuer Corp 6 .875 07/15/32 445,108
3,375,000 CVS Health Corp 5 .450 09/15/35 3,418,659
14,375,000 CVS Health Corp 5 .050 03/25/48 12,697,065
2,000,000 (d) DaVita, Inc 4 .625 06/01/30 1,937,514
2,000,000 (d) DaVita, Inc 6 .875 09/01/32 2,062,646
1,845,000 (d) DaVita, Inc 6 .750 07/15/33 1,903,761
2,315,000 Encompass Health Corp 4 .500 02/01/28 2,298,477
355,000 (d) Global Medical Response, Inc 7 .375 10/01/32 367,870
9,000,000 HCA, Inc 3 .500 09/01/30 8,537,731
2,075,000 HCA, Inc 3 .625 03/15/32 1,931,534
900,000 HCA, Inc 4 .600 11/15/32 876,572
5,200,000 HCA, Inc 6 .200 03/01/55 5,294,319
1,975,000 (d) IQVIA, Inc 6 .250 06/01/32 2,007,940
2,525,000 (d) LifePoint Health, Inc 7 .000 05/01/34 2,420,116
1,165,000 (d) Molina Healthcare, Inc 6 .500 02/15/31 1,185,149
800,000 (d) Molina Healthcare, Inc 6 .250 01/15/33 801,342
375,000 Tenet Healthcare Corp 4 .625 06/15/28 371,817
2,380,000 Tenet Healthcare Corp 6 .125 10/01/28 2,389,565
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,427,038
850,000 (d),(e) Tenet Healthcare Corp 6 .000 11/15/33 857,432
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,245,623
950,000 UnitedHealth Group, Inc 5 .150 07/15/34 958,653
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 819,443
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,434,912
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,925,000 Haleon US Capital LLC 3 .625 03/24/32 4,613,306
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,613,306
INSURANCE - 2.0%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,326,911
700,000 (d) Acrisure LLC 6 .750 07/01/32 629,171
53,000 Aflac, Inc 6 .450 08/15/40 57,540
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 815,058
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,394,823
2,000,000 (d) Alliant Holdings Intermediate LLC 6 .500 10/01/31 1,994,515
1,250,000 Aon Corp 2 .800 05/15/30 1,163,938
1,450,000 Aon Corp 5 .350 02/28/33 1,480,612
2,375,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 2,401,759
810,000 Arthur J Gallagher & Co 5 .550 02/15/55 767,659
500,000 (d) Asurion LLC 8 .000 12/31/32 503,778
1,090,000 (d) Asurion LLC 8 .375 02/01/34 1,008,990
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,476,149
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 302,658
525,000 (e) Brown & Brown, Inc 5 .550 06/23/35 523,866
1,690,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 1,573,270
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 7,019,371
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 212,211
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,827,283
1,521,000 (d) Liberty Mutual Group, Inc 4 .569 02/01/29 1,512,888
1,750,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,300,739
2,200,000 (e) Lincoln National Corp 5 .350 11/15/35 2,149,994
3,575,000 (d) Omnis Funding Trust 6 .722 05/15/55 3,722,375
3,660,000 (d) Panther Escrow Issuer LLC 7 .125 06/01/31 3,648,329
2,000,000 (d) Principal Financial Group, Inc 4 .111 02/15/28 1,984,080
500,000 Principal Financial Group, Inc 2 .125 06/15/30 452,937
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,920,898
2,350,000 Prudential Financial, Inc 6 .500 03/15/54 2,432,704
3,825,000 Reinsurance Group of America, Inc 5 .750 09/15/34 3,914,153
2,350,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 2,402,923

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.0% (continued)
$ 985,000 (d) Ryan Specialty LLC 5 .875% 08/01/32 $ 969,100
900,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 897,494
7,375,000 UnitedHealth Group, Inc 5 .625 07/15/54 7,211,782
1,500,000 (a),(d) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 1,511,100
1,850,000 (a),(d) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 1,862,950
8,500,000 (a),(d) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 8,448,150
1,000,000 (a),(d) Vitality Re XVII Ltd 0 .000 01/08/30 998,700
7,000,000 (d) Wynnton Funding Trust 5 .251 08/15/35 6,920,704
TOTAL INSURANCE 88,741,562
MATERIALS - 1.4%
825,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 721,896
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 269,252
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,107,624
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,351,786
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,209,046
1,400,000 (d) Antofagasta plc 6 .250 05/02/34 1,483,595
950,000 (d) Antofagasta plc 5 .625 09/09/35 961,786
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,505,979
400,000 (d) Avient Corp 6 .250 11/01/31 405,329
2,425,000 Ball Corp 2 .875 08/15/30 2,212,789
3,125,000 Berry Global, Inc 1 .650 01/15/27 3,078,042
1,130,000 (d) Bond US Bidco , Inc 7 .125 06/15/33 1,140,991
1,350,000 (d),(e) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,350,764
2,000,000 Cemex SAB de C.V. 5 .750 06/05/36 1,993,000
2,600,000 (d),(f) Cemex SAB de C.V. 7 .200 N/A 2,705,040
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,453,656
1,090,000 (d) Commercial Metals Co 6 .000 12/15/35 1,087,178
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,876,622
4,200,000 (d) Corp Nacional del Cobre de Chile 6 .330 01/13/35 4,410,237
1,050,000 (d) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,114,644
3,975,000 (d) ICL Group Ltd, Reg S 6 .036 06/16/36 3,959,636
2,500,000 (d) Klabin Austria GmbH 5 .750 04/03/29 2,533,973
725,000 (d) LD Celulose International GmbH 7 .950 01/26/32 758,478
903,000 (d) Mineral Resources Ltd 9 .250 10/01/28 932,305
120,000 (d) Mineral Resources Ltd 7 .000 04/01/31 124,213
715,000 (d) Mineral Resources Ltd 6 .000 05/01/32 707,303
585,000 (d) Mineral Resources Ltd 6 .250 05/01/34 575,228
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,346,053
1,000,000 (d) OCP S.A. 6 .100 04/30/30 1,021,576
1,100,000 (d) OCP S.A. 3 .750 06/23/31 1,015,919
1,075,000 (d) OCP S.A. 6 .750 05/02/34 1,129,270
1,355,000 (d) Olin Corp 6 .625 04/01/33 1,337,952
1,150,000 (d) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,144,197
1,665,000 (d) Qnity Electronics, Inc 5 .750 08/15/32 1,673,868
535,000 (d) Qnity Electronics, Inc 6 .250 08/15/33 544,328
1,000,000 Sasol Financing USA LLC 5 .500 03/18/31 931,303
2,675,000 (d) Sasol Financing USA LLC 8 .750 04/10/33 2,768,625
345,000 (d) Solstice Advanced Materials, Inc 5 .625 09/30/33 342,855
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,329,715
2,580,000 Suzano Netherlands BV 5 .500 01/15/36 2,508,320
1,270,000 (d) Volcan Cia Minera SAA 8 .500 10/28/32 1,314,069
TOTAL MATERIALS 63,438,442
MEDIA & ENTERTAINMENT - 1.5%
8,325,000 Alphabet, Inc 4 .100 02/15/31 8,179,979
1,846,000 (d) CCO Holdings LLC 5 .125 05/01/27 1,842,251
1,800,000 (d) CCO Holdings LLC 4 .500 08/15/30 1,673,177
1,265,000 (d) CCO Holdings LLC 7 .000 02/01/33 1,240,568
1,760,000 (d),(e) CCO Holdings LLC 7 .375 02/01/36 1,726,005
4,550,000 Charter Communications Operating LLC 6 .550 06/01/34 4,644,888
1,750,000 Charter Communications Operating LLC 5 .850 12/01/35 1,693,822
335,000 (d) DIRECTV Financing LLC 10 .000 02/15/31 347,631
3,265,000 (d) DIRECTV Financing LLC 9 .250 06/01/32 3,317,390

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.5% (continued)
$ 150,000 (d) DIRECTV Holdings LLC 5 .875% 08/15/27 $ 149,782
1,200,000 (d) Gray Media, Inc 7 .250 08/15/33 1,181,583
1,800,000 (d) Gray Television, Inc 10 .500 07/15/29 1,900,066
1,000,000 Grupo Televisa SAB 6 .125 01/31/46 774,493
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,251,066
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,975,686
1,000,000 Lamar Media Corp 4 .000 02/15/30 955,885
825,000 Lamar Media Corp 3 .625 01/15/31 769,161
1,145,000 (d) McGraw-Hill Education, Inc 7 .375 09/01/31 1,163,669
2,425,000 Meta Platforms, Inc 6 .200 05/15/46 2,426,678
4,625,000 Meta Platforms, Inc 5 .625 11/15/55 4,190,974
4,650,000 Meta Platforms, Inc 6 .300 05/15/56 4,628,696
670,000 (d) Neptune Bidco US, Inc 9 .500 02/15/33 677,408
3,155,000 (d) Nexstar Media, Inc 6 .500 09/15/33 3,154,124
1,385,000 (d) Nexstar Media, Inc 7 .250 04/15/34 1,381,509
2,000,000 (d) OAK-Eagle Acquireco, Inc 7 .250 07/01/33 2,092,223
665,000 (d) OAK-Eagle Acquireco, Inc 8 .750 07/01/34 705,779
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,653,560
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,482,436
500,000 (d) Sirius XM Radio, Inc 3 .875 09/01/31 454,154
3,000,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 2,837,130
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,099,893
475,000 Time Warner Cable LLC 4 .500 09/15/42 358,001
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,217,522
570,000 (d) Univision Communications, Inc 8 .875 04/15/33 561,122
1,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 875,175
1,413,000 (d) Ziff Davis, Inc 4 .625 10/15/30 1,328,345
TOTAL MEDIA & ENTERTAINMENT 67,911,831
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
2,350,000 Amgen, Inc 4 .850 02/19/36 2,302,244
11,800,000 Amgen, Inc 5 .650 03/02/53 11,484,976
3,300,000 Augusta SpinCo Corp 4 .656 03/23/31 3,274,812
2,825,000 Augusta SpinCo Corp 4 .945 03/23/33 2,807,661
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,484,254
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,947,557
780,000 (d) BioMarin Pharmaceutical, Inc 5 .500 01/31/34 766,309
2,000,000 (d) Organon Finance  LLC 4 .125 04/30/28 1,975,122
3,150,000 (d) Organon Finance  LLC 5 .125 04/30/31 3,116,439
3,000,000 Viatris, Inc 4 .000 06/22/50 2,059,375
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 31,218,749
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
569,000 (d) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 569,441
725,000 (d) Kennedy-Wilson, Inc 7 .000 06/01/31 741,120
1,515,000 (d) Kennedy-Wilson, Inc 7 .250 06/01/33 1,547,106
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,857,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
3,900,000 Broadcom, Inc 4 .600 07/15/30 3,886,764
3,000,000 Broadcom, Inc 3 .469 04/15/34 2,693,970
2,350,000 Broadcom, Inc 4 .800 10/15/34 2,299,981
725,000 Broadcom, Inc 5 .700 01/15/56 719,360
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,207,167
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,807,242
SOFTWARE & SERVICES - 1.0%
1,600,000 Accenture Capital, Inc 4 .500 10/04/34 1,534,362
2,250,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,248,774
9,650,000 AppLovin Corp 5 .125 12/01/29 9,730,081
800,000 (d) ASGN, Inc 4 .625 05/15/28 740,546
1,410,000 (d) CoreWeave, Inc 9 .750 10/01/31 1,406,890
570,000 (d) Fair Isaac Corp 6 .000 05/15/33 561,295
2,270,000 (d) Gen Digital, Inc 6 .750 09/30/27 2,276,849
170,000 (d) Gen Digital, Inc 6 .250 04/01/33 167,553
1,149,000 Microsoft Corp 2 .525 06/01/50 683,267

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.0% (continued)
$ 565,000 (d) Open Text Corp 6 .900% 12/01/27 $ 577,711
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,602,028
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 503,828
3,850,000 Oracle Corp 4 .450 09/26/30 3,716,659
2,425,000 Oracle Corp 5 .200 09/26/35 2,270,300
6,550,000 Oracle Corp 5 .700 02/04/36 6,343,379
2,500,000 Oracle Corp 5 .950 09/26/55 2,124,545
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,254,452
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,679,823
2,300,000 ServiceNow, Inc 5 .400 05/15/36 2,298,821
TOTAL SOFTWARE & SERVICES 44,721,163
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,325,000 Alphabet, Inc 3 .700 02/15/29 2,287,259
1,000,000 Apple, Inc 3 .850 05/04/43 827,432
640,000 Apple, Inc 4 .650 02/23/46 572,446
4,125,000 (d) Imola Merger Corp 4 .750 05/15/29 4,051,195
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 947,041
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,685,373
TELECOMMUNICATION SERVICES - 2.2%
955,000 (d) APLD ComputeCo 2 LLC 6 .750 03/15/31 958,431
1,345,000 (d) APLD ComputeCo LLC 7 .000 06/15/31 1,342,243
7,325,000 AT&T, Inc 4 .900 11/01/35 7,097,515
23,520,000 AT&T, Inc 3 .550 09/15/55 15,145,568
3,855,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,983,541
450,000 (d) Black Pearl Compute LLC 6 .125 02/15/31 455,767
1,665,000 (d) C&W Senior Finance Ltd 9 .000 01/15/33 1,681,575
1,225,000 (d) CT Trust 5 .125 02/03/32 1,164,019
735,000 (d) Iliad Holding SAS 7 .000 04/15/32 749,080
893,000 (d) Iliad Holding SASU 7 .000 10/15/28 896,831
865,000 (d) Iliad Holding SASU 8 .500 04/15/31 916,411
1,200,000 (d) Level 3 Financing, Inc 6 .875 06/30/33 1,232,880
2,160,000 (d) Level 3 Financing, Inc 7 .000 03/31/34 2,227,258
1,000,000 (d) Level 3 Financing, Inc 8 .500 01/15/36 1,073,834
785,000 (d) Level 3 Financing, Inc 7 .500 02/15/37 805,707
1,362,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,423,590
1,025,000 (d) Millicom International Cellular S.A. 7 .375 04/02/32 1,058,450
220,000 (d) Sable International Finance Ltd 7 .125 10/15/32 218,365
2,075,000 (d) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 2,065,075
1,950,000 (d) STC Sukuk Co II Ltd 4 .489 01/15/31 1,916,323
970,000 (d) SV RNO Property Owner  LLC 5 .875 03/01/31 956,016
1,500,000 (d) Telecommunications co Telekom Srbija AD Belgrade 7 .250 05/18/31 1,496,180
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,381,637
3,750,000 T-Mobile USA, Inc 5 .050 07/15/33 3,743,619
750,000 T-Mobile USA, Inc 3 .000 02/15/41 553,496
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 1,956,900
3,425,000 T-Mobile USA, Inc 5 .875 11/15/55 3,335,093
3,825,000 (d) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,785,539
800,000 (d) Uniti Services LLC 7 .500 10/15/33 841,902
1,700,000 (d) Veon Midco BV 7 .450 06/01/33 1,695,813
4,000,000 Verizon Communications, Inc 4 .780 02/15/35 3,869,162
11,400,000 Verizon Communications, Inc 5 .250 04/02/35 11,396,868
1,125,000 Verizon Communications, Inc 5 .875 11/30/55 1,091,450
3,900,000 Verizon Communications, Inc 6 .200 05/14/56 3,942,834
2,835,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,329,389
6,000,000 Vodafone Group plc 5 .125 06/04/81 4,690,467
760,000 (d) Windstream Escrow LLC 8 .250 10/01/31 801,462
TOTAL TELECOMMUNICATION SERVICES 101,280,290
TRANSPORTATION - 0.7%
3,600,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 3,241,097
1,400,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,215,928
2,000,000 (d) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,072,540
2,460,000 (d) Alaska Airlines, Inc 6 .500 06/01/31 2,472,916

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.7% (continued)
$ 450,000 (d) Corp Quiport S.A. 9 .000% 12/15/37 $ 493,875
2,274,125 (d) ENA Master Trust 4 .000 05/19/48 1,824,917
1,110,000 (d) Genesee & Wyoming, Inc 6 .250 04/15/32 1,125,909
2,100,000 (d) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,143,890
973,993 (d) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 983,733
570,127 (d) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 542,500
2,260,000 (d) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,242,440
3,450,000 (d) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 3,419,951
3,200,000 (d) Rumo Luxembourg Sarl 4 .200 01/18/32 2,864,320
640,000 (d) Stonepeak Nile Parent LLC 7 .250 03/15/32 662,742
2,000,000 (d) Transnet SOC Ltd 8 .250 02/06/28 2,076,262
465,000 United Airlines Holdings, Inc 5 .375 03/01/31 461,660
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,979,424
TOTAL TRANSPORTATION 31,824,104
UTILITIES - 3.4%
2,030,000 (d) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,856,486
350,000 AEP Transmission Co LLC 4 .000 12/01/46 280,982
700,000 Alabama Power Co 4 .150 08/15/44 579,891
2,942,596 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,337,152
3,000,000 Ameren Illinois Co 4 .950 06/01/33 3,006,218
525,000 American Water Capital Corp 3 .000 12/01/26 522,061
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,802,757
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,466,759
500,000 American Water Capital Corp 4 .000 12/01/46 396,179
900,000 American Water Capital Corp 3 .750 09/01/47 686,146
875,000 American Water Capital Corp 5 .700 09/01/55 866,563
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,706,377
250,000 Atmos Energy Corp 4 .125 10/15/44 209,153
3,450,000 Atmos Energy Corp 5 .000 12/15/54 3,110,958
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 994,025
1,000,000 (d) Banco Nacional de Comercio Exterior SNC 6 .000 05/14/36 992,200
850,000 (d) California Buyer Ltd 6 .375 02/15/32 852,099
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 659,757
1,100,000 CenterPoint Energy Houston Electric LLC 4 .850 04/01/36 1,077,332
2,900,000 (d) Chpe LLC 4 .875 06/30/31 2,894,354
1,725,000 (d) Chpe LLC 5 .350 06/30/36 1,719,574
525,000 (d) Clearway Energy Operating LLC 4 .750 03/15/28 520,177
940,000 (d) Clearway Energy Operating LLC 5 .750 01/15/34 921,682
3,000,000 CMS Energy Corp 6 .500 06/01/55 3,072,522
900,000 (d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 950,508
1,975,000 (d) Comision Federal de Electricidad 6 .045 01/28/34 1,933,505
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,005,868
740,000 Consumers Energy Co 2 .650 08/15/52 442,317
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,396,135
1,390,500 (d) Continuum Green Energy India Pvt 7 .500 06/26/33 1,426,133
725,000 (d) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 735,752
1,375,000 (d) COX Asset Mexico S.A. de C.V. 7 .125 01/08/32 1,393,685
3,025,000 Dominion Energy, Inc 7 .000 06/01/54 3,202,852
1,325,000 Dominion Energy, Inc 6 .625 05/15/55 1,366,523
750,000 DTE Electric Co 3 .650 03/01/52 546,398
1,875,000 DTE Electric Co 5 .400 04/01/53 1,798,280
1,100,000 DTE Electric Co 5 .850 05/15/55 1,113,544
1,150,000 DTE Electric Co 5 .550 03/01/56 1,122,647
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,615,516
1,500,000 (d) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,201,725
2,525,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,379,333
1,600,000 (d) Energuate Trust 2 0 6 .350 09/15/35 1,593,429
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,302,799
3,000,000 (d) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,153,284
1,900,000 Exelon Corp 6 .500 03/15/55 1,950,145
2,225,000 (d) Ferrellgas LP 5 .875 04/01/29 2,164,093
1,981,015 (d) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,009,739

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.4% (continued)
$ 3,225,000 Florida Power & Light Co 4 .800% 05/15/33 $ 3,213,271
2,520,000 Florida Power & Light Co 3 .990 03/01/49 1,972,964
1,700,000 Florida Power & Light Co 5 .700 03/15/55 1,694,818
1,425,000 (d) Generadora de Gatun S.A. 6 .874 09/30/44 1,472,145
750,000 Indiana Michigan Power Co 3 .750 07/01/47 561,548
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 762,307
850,000 Indiana Michigan Power Co 5 .600 03/15/56 827,370
2,000,000 (d) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 1,964,182
775,000 MidAmerican Energy Co 3 .650 04/15/29 757,709
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,148,481
2,300,000 MPLX LP 6 .200 09/15/55 2,310,203
1,000,000 Nevada Power Co 5 .450 05/15/41 978,031
8,135,000 NiSource, Inc 1 .700 02/15/31 7,096,037
550,000 NiSource, Inc 5 .300 05/18/36 550,374
1,175,000 NiSource, Inc 5 .850 04/01/55 1,165,129
1,400,000 Northern States Power Co 3 .600 09/15/47 1,050,089
1,955,000 (d) NRG Energy, Inc 2 .450 12/02/27 1,890,498
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,350,624
1,200,000 (d) NRG Energy, Inc 6 .000 02/01/33 1,206,408
1,165,000 (d) NRG Energy, Inc 5 .875 05/15/34 1,158,872
960,000 (d) NRG Energy, Inc 6 .250 11/01/34 972,022
525,000 (d) ONEOK, Inc 5 .625 01/15/28 530,160
600,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 587,473
825,000 PECO Energy Co 3 .000 09/15/49 537,978
2,325,000 PECO Energy Co 2 .800 06/15/50 1,447,537
1,500,000 (d) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,433,698
4,000,000 PG&E Corp 7 .375 03/15/55 4,075,928
50,000 Potomac Electric Power Co 7 .900 12/15/38 61,538
1,300,000 (d) Promigas S.A. ESP 7 .750 06/24/56 1,320,800
550,000 Public Service Co of Colorado 4 .750 08/15/41 502,920
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,096,652
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,710,336
4,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 3,856,567
1,773,548 (d) Solar Star Funding LLC 3 .950 06/30/35 1,658,830
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 534,729
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 332,693
550,000 (d) Superior Plus LP 4 .500 03/15/29 533,309
1,325,000 (d) Talen Energy Supply LLC 6 .375 05/01/33 1,323,328
2,075,000 (d) Talen Energy Supply LLC 6 .250 02/01/34 2,062,388
1,575,000 (d) Talen Energy Supply LLC 6 .500 02/01/36 1,587,847
2,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 1,934,666
1,286,016 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,153,556
1,575,000 Union Electric Co 5 .450 03/15/53 1,504,015
975,000 Union Electric Co 5 .125 03/15/55 887,154
8,150,000 Virginia Electric and Power Co 4 .950 03/15/36 7,977,099
775,000 Virginia Electric and Power Co 3 .800 09/15/47 592,038
4,225,000 Williams Cos, Inc 5 .150 03/15/36 4,152,597
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,500,190
850,000 Wisconsin Power and Light Co 4 .100 10/15/44 680,496
215,000 Xcel Energy, Inc 4 .800 09/15/41 191,084
TOTAL UTILITIES 155,206,302
TOTAL CORPORATE BONDS
(Cost $1,649,248,310) 1,608,309,165
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 41.5%
FOREIGN GOVERNMENT BONDS - 3.3%
1,425,000 (d) Angolan Government International Bond 9 .375 05/08/48 1,367,806
1,450,000 Argentina Republic Government International Bond 2 .500 07/09/41 1,083,875
1,650,000 (d) Bahamas Government International Bond 8 .250 06/24/36 1,847,984
1,350,000 (d) Baiterek National Investment Holding JSC 5 .200 05/06/33 1,340,755
1,780,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,807,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 (d) Barbados Government International Bond 8 .000% 06/26/35 $ 1,071,270
450,000 (d) Benin Government International Bond 7 .960 02/13/38 477,317
1,000,000 (d) Benin Government International Bond 8 .375 01/23/41 1,078,230
CLP 735,000,000 (d) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 825,963
BRL 19,800,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 3,184,086
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,712,673
950,000 Brazilian Government International Bond 6 .625 03/15/35 974,605
325,000 Brazilian Government International Bond 4 .750 01/14/50 240,175
1,050,000 Brazilian Government International Bond 7 .125 05/13/54 1,054,200
890,000 Brazilian Government International Bond 7 .250 01/12/56 892,893
EUR 875,000 Chile Government International Bond 3 .750 01/14/32 1,010,742
3,575,000 Chile Government International Bond 2 .550 01/27/32 3,176,388
1,400,000 Chile Government International Bond 3 .500 01/31/34 1,269,730
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 609,044
425,000 Colombia Government International Bond 6 .125 01/21/31 428,591
975,000 Colombia Government International Bond 3 .250 04/22/32 844,838
1,000,000 Colombia Government International Bond 6 .125 01/18/41 935,500
1,600,000 (d) Costa Rica Government International Bond 7 .000 04/04/44 1,742,688
600,000 (d) Dominican Republic Government International Bond 4 .875 09/23/32 569,010
3,850,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 3,396,663
2,075,000 (d) Dominican Republic International Bond 5 .300 01/21/41 1,864,076
1,450,000 (d) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,455,873
1,350,000 (d) Ecuador Government International Bond 8 .750 01/29/34 1,361,475
1,375,000 (d) Ecuador Government International Bond 9 .250 01/29/39 1,411,437
650,162 (d) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 596,524
188,000 (d) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 157,313
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,501,385
2,475,000 (d) Egypt Government International Bond 8 .500 01/31/47 2,420,167
2,250,000 (d) Egypt Government International Bond 8 .875 05/29/50 2,241,326
1,375,000 (d) Export-Import Bank of India 3 .875 02/01/28 1,355,545
2,000,000 (d) Export-Import Bank of India 2 .250 01/13/31 1,780,750
465,850 (d) Ghana Government International Bond 5 .000 07/03/29 459,228
940,600 (d) Ghana Government International Bond 5 .000 07/03/35 872,593
2,075,000 (d) Guatemala Government International Bond 3 .700 10/07/33 1,843,612
1,250,000 (d) Honduras Government International Bond 5 .625 06/24/30 1,250,125
2,450,000 (d) Honduras Government International Bond 8 .625 11/27/34 2,833,768
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 727,156
1,250,000 (d) Hungary Government International Bond 5 .375 09/26/30 1,267,670
425,000 (d) Hungary Government International Bond 2 .125 09/22/31 368,449
750,000 (d) Hungary Government International Bond 5 .500 03/26/36 752,582
225,000 Indonesia Government International Bond 3 .550 03/31/32 208,749
875,000 Indonesia Government International Bond 5 .600 01/15/35 889,750
1,200,000 Indonesia Government International Bond 5 .690 05/29/36 1,225,608
EUR 2,150,000 Indonesia Government International Bond 4 .460 03/04/38 2,380,851
1,025,000 Israel Government International Bond 4 .500 01/13/31 1,001,999
1,000,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 993,193
2,125,000 (d) Ivory Coast Government International Bond 8 .075 04/01/36 2,323,571
1,000,000 (d) Ivory Coast Government International Bond 6 .750 02/25/41 968,686
1,250,000 (d) Jordan Government International Bond 5 .750 11/12/32 1,232,415
875,000 (d) Jordan Government International Bond 7 .375 10/10/47 869,208
1,000,000 (d) Kazakhstan Government International Bond 4 .412 10/28/30 983,194
1,000,000 (d) Kazakhstan Government International Bond 5 .500 07/01/37 1,021,249
563,000 Mexico Government International Bond 5 .850 07/02/32 568,517
875,000 Mexico Government International Bond 6 .250 08/27/37 875,258
2,000,000 Mexico Government International Bond 6 .125 02/09/38 1,962,000
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,800,442
EUR 1,000,000 Mexico Government International Bond 5 .375 05/16/40 1,147,369
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,358,000
2,325,000 Mexico Government International Bond 5 .000 04/27/51 1,833,263
2,500,000 Mexico Government International Bond 6 .400 05/07/54 2,352,500
1,100,000 Mexico Government International Bond 7 .375 05/13/55 1,165,450
2,575,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,451,764

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 525,000 (d) Morocco Government International Bond 4 .000% 12/15/50 $ 377,603
1,250,000 (d) Nigeria Government International Bond 7 .375 09/28/33 1,258,445
1,000,000 (d) Nigeria Government International Bond 10 .375 12/09/34 1,187,092
1,000,000 (d) Nigeria Government International Bond 8 .631 01/13/36 1,083,691
800,000 (d) Oman Government International Bond 6 .000 08/01/29 824,848
2,275,000 (d) Oman Government International Bond 6 .500 03/08/47 2,424,711
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,390,500
500,000 (d) Paraguay Government International Bond 6 .000 02/09/36 522,225
1,475,000 (d) Paraguay Government International Bond 5 .400 03/30/50 1,362,428
350,000 (d) Paraguay Government International Bond 6 .650 03/04/55 375,725
780,000 Peruvian Government International Bond 5 .875 08/08/54 775,710
1,633,633 (d) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 1,348,531
1,600,000 (d) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,489,437
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,839,938
PLN 5,425,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,530,365
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,073,823
ZAR 27,050,000 Republic of South Africa Government Bond 8 .500 01/31/37 1,643,368
1,500,000 (d) Republic of South Africa Government International Bond 7 .100 11/19/36 1,609,783
ZAR 9,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 557,076
2,150,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,819,098
UGX 2,700,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 701,724
UGX 5,780,000,000 Republic of Uganda Government Bonds 15 .800 06/23/39 1,574,423
UZS 5,990,000,000 (d) Republic of Uzbekistan International Bond 16 .625 05/29/27 523,187
1,000,000 (d) Republic of Uzbekistan International Bond 3 .700 11/25/30 932,487
750,000 (d) Romanian Government International Bond 5 .875 01/30/29 756,000
RON 5,900,000 Romanian Government International Bond 8 .000 04/29/30 1,347,333
2,100,000 (d) Romanian Government International Bond 5 .750 03/24/35 2,033,153
1,500,000 (d) Romanian Government International Bond 5 .750 07/04/36 1,434,378
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 957,776
3,150,000 (d) Rwanda International Government Bond 5 .500 08/09/31 3,011,021
2,050,000 (d) Saudi Government International Bond 5 .000 01/16/34 2,049,502
1,500,000 (d) Saudi Government International Bond 4 .875 01/12/36 1,475,444
2,000,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,392,472
1,425,000 (d) Senegal Government International Bond 6 .750 03/13/48 737,474
1,225,000 (d) Serbia Government International Bond 2 .125 12/01/30 1,067,604
1,400,000 (d) Serbia Government International Bond 6 .500 09/26/33 1,477,174
1,500,000 (d) Serbia International Bond 5 .500 05/06/36 1,469,201
2,400,000 State of Israel, Reg S 3 .800 05/13/60 1,619,131
1,000,000 Turkiye Government International Bond 6 .375 05/22/31 998,836
1,000,000 Turkiye Government International Bond 7 .125 07/17/32 1,024,571
1,425,000 Turkiye Government International Bond 6 .300 03/14/33 1,391,700
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,654,112
410,057 (d) Ukraine Government International Bond 0 .000 02/01/35 245,419
83,380 (d) Ukraine Government International Bond 0 .000 02/01/36 49,820
UYU 18,000,000 Uruguay Government International Bond 8 .000 10/29/35 457,315
TOTAL FOREIGN GOVERNMENT BONDS 148,952,078
MORTGAGE BACKED - 21.3%
1,305,003 (a),(d) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 1,113,790
1,018,566 (a),(d) Chase Home Lending Mortgage Trust Series 5 .500 12/25/56 1,012,844
186,786 (a) CHL Mortgage Pass-Through Trust 5 .197 11/20/34 180,520
11,462 CHL Mortgage Pass-Through Trust 5 .250 09/25/35 11,122
76,138 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5 .500 07/25/35 75,422
29,086,732 (a),(d) Citigroup Mortgage Loan Trust 0 .153 02/25/52 257,231
3,260,328 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 45,312
4,645,870 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .728 03/25/42 4,704,718
3,650,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14 .823 03/25/42 3,866,833
5,665,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .278 06/25/42 5,862,435
3,565,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .228 07/25/42 3,660,616
1,525,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 1,573,440
1,370,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 05/25/43 1,426,586
800,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 8 .978 05/25/43 858,082
2,025,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 2,093,514

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 425,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10 .478% 06/25/43 $ 466,878
2,165,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 2,265,021
7,060,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .528 07/25/43 7,653,855
2,170,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 10/25/43 2,264,586
108 Fannie Mae Pool 7 .500 01/01/29 109
110 Fannie Mae Pool 7 .500 02/01/30 112
457,236 Fannie Mae Pool 3 .500 05/01/32 448,100
57,568 Fannie Mae Pool 7 .000 07/01/32 60,794
12,592 Fannie Mae Pool 7 .000 07/01/32 13,297
15,401 Fannie Mae Pool 4 .500 10/01/33 15,161
769,155 Fannie Mae Pool 5 .000 05/01/35 767,987
462,336 Fannie Mae Pool 5 .000 10/01/35 466,237
356,190 Fannie Mae Pool 5 .000 02/01/36 359,196
417,245 Fannie Mae Pool 5 .500 11/01/38 428,271
3,956,752 Fannie Mae Pool 3 .000 05/01/40 3,653,477
1,293,776 Fannie Mae Pool 3 .500 05/01/40 1,223,671
126,482 Fannie Mae Pool 5 .000 09/01/40 127,554
242,125 Fannie Mae Pool 5 .000 05/01/41 244,128
1,681,851 Fannie Mae Pool 4 .000 09/01/42 1,618,855
431,322 Fannie Mae Pool 4 .500 02/01/44 424,141
113,525 Fannie Mae Pool 4 .500 03/01/44 112,174
4,149,795 Fannie Mae Pool 4 .000 05/01/44 3,984,076
424,501 Fannie Mae Pool 4 .500 06/01/44 417,432
1,180,924 Fannie Mae Pool 4 .500 10/01/44 1,161,256
323,712 Fannie Mae Pool 5 .000 11/01/44 326,453
343,719 Fannie Mae Pool 4 .000 01/01/45 330,840
118,451 Fannie Mae Pool 4 .500 03/01/45 115,891
914,666 Fannie Mae Pool 3 .500 05/01/45 851,933
431,709 Fannie Mae Pool 3 .500 01/01/46 401,626
298,456 Fannie Mae Pool 4 .000 04/01/46 285,787
206,197 Fannie Mae Pool 3 .500 06/01/46 191,375
2,391,510 Fannie Mae Pool 3 .500 07/01/46 2,220,769
2,870,449 Fannie Mae Pool 3 .500 07/01/46 2,676,397
58,659 Fannie Mae Pool 3 .000 08/01/46 52,503
1,182,748 Fannie Mae Pool 3 .000 10/01/46 1,040,933
803,559 Fannie Mae Pool 3 .500 10/01/46 745,599
1,108,174 Fannie Mae Pool 4 .500 05/01/47 1,095,901
835,693 Fannie Mae Pool 3 .500 11/01/47 777,892
7,164,107 Fannie Mae Pool 3 .500 01/01/48 6,623,482
3,849,203 Fannie Mae Pool 4 .500 01/01/48 3,759,644
757,116 Fannie Mae Pool 4 .500 02/01/48 739,539
2,469,291 Fannie Mae Pool 4 .500 05/01/48 2,411,836
1,625,675 Fannie Mae Pool 4 .500 05/01/48 1,587,512
2,518,966 Fannie Mae Pool 3 .000 09/01/51 2,242,201
347,246 Fannie Mae Pool 2 .500 12/01/51 292,891
375,062 Fannie Mae Pool 3 .000 02/01/52 327,815
8,597,442 Fannie Mae Pool 3 .500 02/01/52 7,871,798
7,916,894 Fannie Mae Pool 2 .500 03/01/52 6,653,055
541,995 Fannie Mae Pool 2 .500 04/01/52 455,954
5,997,579 Fannie Mae Pool 3 .000 04/01/52 5,293,086
3,287,110 Fannie Mae Pool 3 .000 04/01/52 2,872,986
2,300,304 Fannie Mae Pool 3 .000 05/01/52 2,030,669
21,118,514 Fannie Mae Pool 4 .000 05/01/52 19,808,723
1,734,944 Fannie Mae Pool 3 .500 06/01/52 1,575,475
8,720,536 Fannie Mae Pool 4 .000 06/01/52 8,185,654
2,485,022 Fannie Mae Pool 4 .500 06/01/52 2,403,818
17,304,680 Fannie Mae Pool 4 .000 07/01/52 16,199,651
2,263,155 Fannie Mae Pool 4 .500 07/01/52 2,188,499
1,460,024 Fannie Mae Pool 4 .500 07/01/52 1,409,747
5,531,932 Fannie Mae Pool 4 .000 08/01/52 5,189,876
14,612,611 Fannie Mae Pool 4 .500 08/01/52 14,104,609
19,890,892 Fannie Mae Pool 5 .000 08/01/52 19,707,148

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 47,375,808 Fannie Mae Pool 4 .000% 09/01/52 $ 44,404,070
58,071,774 Fannie Mae Pool 4 .500 09/01/52 56,052,925
14,021,537 Fannie Mae Pool 5 .000 09/01/52 13,885,559
10,565,352 Fannie Mae Pool 4 .000 10/01/52 9,899,484
14,734,403 Fannie Mae Pool 4 .500 10/01/52 14,243,770
7,010,969 Fannie Mae Pool 5 .000 10/01/52 6,943,310
4,321,149 Fannie Mae Pool 4 .000 11/01/52 4,046,372
6,537,104 Fannie Mae Pool 4 .500 11/01/52 6,305,638
4,187,332 Fannie Mae Pool 4 .500 12/01/52 4,044,018
4,270,814 Fannie Mae Pool 5 .500 12/01/52 4,326,205
119,503 Fannie Mae Pool 5 .000 01/01/53 118,399
10,890,281 Fannie Mae Pool 5 .000 02/01/53 10,779,273
6,232,473 Fannie Mae Pool 5 .500 02/01/53 6,298,712
25,470,190 Fannie Mae Pool 5 .000 04/01/53 25,186,282
4,079,931 Fannie Mae Pool 5 .000 05/01/53 4,032,159
2,183,010 Fannie Mae Pool 5 .000 06/01/53 2,160,271
13,988,908 Fannie Mae Pool 5 .500 06/01/53 14,132,199
12,943,836 Fannie Mae Pool 5 .000 08/01/53 12,791,111
33,739,586 Fannie Mae Pool 5 .500 08/01/53 34,000,502
36,973,578 Fannie Mae Pool 5 .500 10/01/53 37,228,597
5,813,686 Fannie Mae Pool 5 .500 04/01/54 5,853,317
33,063,492 Fannie Mae Pool 5 .500 05/01/54 33,330,402
33,822,757 Fannie Mae Pool 5 .500 10/01/54 33,972,250
3,646,930 Fannie Mae Pool 5 .000 12/01/54 3,592,443
230,495 (a) Fannie Mae REMIC Trust 2 .221 12/25/42 90,141
1,431,884 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 2 .208 09/25/43 126,072
2,643,723 Fannie Mae REMICS 3 .500 02/25/48 2,355,328
1,778,652 Fannie Mae REMICS 4 .000 07/25/48 1,673,238
4,144,121 Fannie Mae REMICS 2 .000 08/25/50 504,579
4,014,913 Fannie Mae REMICS 2 .000 10/25/50 2,841,251
10,026,270 Fannie Mae REMICS 2 .500 11/25/50 1,513,290
3,516,640 Fannie Mae REMICS 3 .000 12/25/50 589,764
66,753 Fannie Mae REMICS 3 .000 02/25/51 13,146
4,206,037 Fannie Mae REMICS 2 .500 11/25/51 430,530
6,772,849 Fannie Mae REMICS 3 .500 04/25/52 5,289,025
1,631,919 Fannie Mae REMICS 4 .000 05/25/52 1,330,538
4,368,409 Fannie Mae REMICS 4 .500 07/25/52 3,863,441
2,575,461 Fannie Mae REMICS 4 .500 08/25/52 2,230,579
1,934,591 Fannie Mae REMICS 4 .000 09/25/52 1,693,544
2,249,253 Fannie Mae REMICS 4 .000 09/25/52 1,977,477
1,881,686 Fannie Mae REMICS 4 .500 10/25/52 1,774,659
2,147,963 Fannie Mae REMICS 4 .500 10/25/52 2,044,237
3,509,656 Fannie Mae REMICS 5 .500 11/25/52 3,512,170
899,299 Federal National Mortgage Association (FNMA) 2 .500 02/01/52 755,917
1,939,708 (a),(d) Flagstar Mortgage Trust 3 .000 12/30/51 1,655,497
200 Freddie Mac Gold Pool 8 .000 01/01/31 203
53,958 Freddie Mac Gold Pool 7 .000 12/01/33 57,041
10,483 Freddie Mac Gold Pool 4 .500 10/01/34 10,314
8,256 Freddie Mac Gold Pool 7 .000 05/01/35 8,728
596,628 Freddie Mac Gold Pool 5 .000 06/01/36 602,399
298,264 Freddie Mac Gold Pool 4 .500 10/01/44 290,413
47,605 Freddie Mac Gold Pool 4 .500 11/01/44 46,517
95,210 Freddie Mac Gold Pool 4 .500 11/01/44 93,741
48,770 Freddie Mac Gold Pool 4 .500 12/01/44 47,655
46,774 Freddie Mac Gold Pool 4 .500 12/01/44 45,543
407,585 Freddie Mac Gold Pool 3 .500 04/01/45 380,097
1,426,527 Freddie Mac Gold Pool 3 .500 08/01/45 1,330,325
808,935 Freddie Mac Gold Pool 3 .500 10/01/45 753,701
755,563 Freddie Mac Gold Pool 4 .500 06/01/47 740,157
896,546 Freddie Mac Gold Pool 4 .000 09/01/47 855,104
1,053,012 Freddie Mac Gold Pool 3 .500 12/01/47 977,635
5,676,515 Freddie Mac Gold Pool 4 .500 08/01/48 5,552,256

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,033,449 Freddie Mac Pool 3 .000% 11/01/49 $ 1,807,106
4,352,771 Freddie Mac Pool 3 .000 11/01/51 3,905,860
2,714,526 Freddie Mac Pool 3 .000 11/01/51 2,411,180
514,040 Freddie Mac Pool 3 .000 11/01/51 461,638
783,416 Freddie Mac Pool 3 .000 11/01/51 702,980
2,437,187 Freddie Mac Pool 3 .000 02/01/52 2,130,475
3,306,747 Freddie Mac Pool 3 .000 03/01/52 2,890,152
436,705 Freddie Mac Pool 2 .500 04/01/52 368,064
2,415,338 Freddie Mac Pool 4 .000 04/01/52 2,268,740
6,981,756 Freddie Mac Pool 3 .000 05/01/52 6,102,684
423,457 Freddie Mac Pool 3 .000 06/01/52 371,817
27,249 Freddie Mac Pool 3 .000 06/01/52 23,806
5,254,213 Freddie Mac Pool 4 .500 06/01/52 5,079,808
5,284,670 Freddie Mac Pool 4 .500 07/01/52 5,107,066
5,240,701 Freddie Mac Pool 4 .500 07/01/52 5,067,828
6,754,190 Freddie Mac Pool 5 .000 06/01/53 6,673,593
306,594 Freddie Mac Pool 5 .000 08/01/53 303,139
10,737,359 Freddie Mac Pool 5 .500 08/01/53 10,832,460
3,935,245 Freddie Mac REMICS 3 .500 01/15/47 3,580,514
609,238 Freddie Mac REMICS 4 .000 10/15/47 570,115
1,106,384 Freddie Mac REMICS 4 .000 11/15/47 1,042,698
2,990,494 Freddie Mac REMICS 4 .000 01/15/48 2,817,806
3,261,168 Freddie Mac REMICS 4 .000 03/15/48 3,070,937
882,209 Freddie Mac REMICS 4 .000 04/15/48 830,735
3,082,240 Freddie Mac REMICS 4 .000 04/15/48 2,900,471
2,160,450 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .988 06/15/48 1,912,724
1,532,776 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .908 10/15/48 1,371,199
3,174,271 Freddie Mac REMICS 2 .000 09/25/50 2,185,454
1,835,613 Freddie Mac REMICS 2 .000 09/25/50 223,097
3,003,551 Freddie Mac REMICS 3 .000 10/25/50 2,185,308
1,566,863 Freddie Mac REMICS 4 .000 08/25/52 1,384,747
2,899,454 Freddie Mac REMICS 4 .500 10/25/52 2,701,204
3,564,685 Freddie Mac REMICS 5 .500 11/25/52 3,595,636
4,425,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .728 01/25/42 4,562,180
890,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 910,367
4,982,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13 .788 02/25/42 5,205,834
1,890,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%) 15 .087 04/25/42 2,012,361
4,320,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .128 06/25/42 4,468,834
1,125,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .328 09/25/42 1,160,991
510,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 6 .761 03/25/43 526,617
285,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .878 04/25/43 295,706
1,795,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .128 05/25/43 1,868,036
12,859 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .792 02/25/48 12,657
161,295 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 159,040
219,003 (a),(d) Freddie Mac STACR Securitized Participation Interests Trust 3 .851 05/25/48 215,405
2,052,784 (a),(d) GCAT Trust 3 .000 12/25/51 1,752,004
11,564 Ginnie Mae I Pool 5 .000 02/15/33 11,588
37,650 Ginnie Mae I Pool 5 .000 09/15/33 37,902
2,468,119 Ginnie Mae I Pool 3 .700 10/15/33 2,380,403
5,677 Ginnie Mae I Pool 5 .500 04/15/34 5,694
7,398 Ginnie Mae I Pool 5 .000 04/15/38 7,484
7,882,637 Ginnie Mae II Pool 3 .000 03/20/51 7,016,375
2,340,979 Ginnie Mae II Pool 2 .500 02/20/52 1,961,127
4,806,224 Ginnie Mae II Pool 3 .500 07/20/52 4,385,851
3,609,733 Ginnie Mae II Pool 4 .000 08/20/52 3,385,930
20,017,440 Ginnie Mae II Pool 4 .500 08/20/52 19,391,127
6,640,389 Ginnie Mae II Pool 4 .000 09/20/52 6,242,421
1,559,160 Ginnie Mae II Pool 4 .500 03/20/53 1,508,288
5,432,265 Government National Mortgage Association 5 .000 01/20/40 1,031,759
2,512,484 Government National Mortgage Association 4 .500 03/20/40 419,678
4,074,317 Government National Mortgage Association 5 .000 03/20/40 734,519
2,811,355 Government National Mortgage Association 2 .500 12/20/43 2,498,951

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,000,950 Government National Mortgage Association 3 .000% 03/20/45 $ 890,555
1,270,235 Government National Mortgage Association 4 .000 06/20/46 129,592
1,441,089 Government National Mortgage Association 5 .000 09/20/46 257,545
5,781,758 Government National Mortgage Association 3 .000 11/20/51 4,233,021
8,221,927 Government National Mortgage Association 3 .000 12/20/51 6,120,844
5,380,815 Government National Mortgage Association 3 .000 01/20/52 4,083,206
6,803,760 Government National Mortgage Association 3 .000 02/20/52 4,715,368
4,806,010 Government National Mortgage Association 4 .000 04/20/52 3,968,215
3,975,200 Government National Mortgage Association 5 .000 04/20/52 701,016
2,455,532 Government National Mortgage Association 4 .000 07/20/52 2,054,638
3,908,482 Government National Mortgage Association 4 .500 09/20/52 3,577,442
3,816,628 Government National Mortgage Association 4 .500 09/20/52 3,490,669
3,153,896 Government National Mortgage Association 4 .500 09/20/52 3,015,005
2,186,079 Government National Mortgage Association 4 .500 09/20/52 1,924,096
2,572,741 Government National Mortgage Association 4 .500 02/20/53 2,406,166
2,305,366 Government National Mortgage Association 5 .500 02/20/53 2,281,147
2,752,425 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .341 05/20/53 231,603
10,456,939 (a) Government National Mortgage Association, (SOFR30A + 26.100%) 10 .402 07/20/53 10,792,484
2,115,958 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 9 .131 08/20/53 2,232,196
32,766,984 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .145 08/25/51 262,906
6,095,845 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 4,997,595
3,454,063 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,835,894
1,167,009 (a),(d) GS Mortgage-Backed Securities Trust 2 .817 05/28/52 979,369
3,106,488 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 2,651,316
99,435 GSR Mortgage Loan Trust 6 .000 01/25/35 96,272
41,246 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .423 03/25/35 38,261
4,810,000 (a),(d) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,675,863
1,524,474 (d) Imperial Fund Mortgage Trust 4 .638 03/25/67 1,450,931
271,147 (a),(d) J.P. Morgan Mortgage Trust 3 .239 10/25/52 224,864
78,571 (a) JP Morgan Mortgage Trust 6 .308 11/25/33 78,339
148,817 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 134,833
266,250 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 238,878
8,876,498 (a),(d) JP Morgan Mortgage Trust 0 .122 06/25/51 52,734
15,890,941 (a),(d) JP Morgan Mortgage Trust 0 .114 11/25/51 91,017
1,895,343 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,557,272
16,505,051 (a),(d) JP Morgan Mortgage Trust 0 .110 12/25/51 99,410
2,204,291 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,805,666
397,216 (a),(d) JP Morgan Mortgage Trust 2 .836 12/25/51 325,915
3,214,969 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,637,584
3,655,774 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 108,342
1,987,868 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 1,713,251
1,272,235 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 1,083,147
967,429 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 801,586
4,748,835 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 3,889,815
668,087 (a),(d) JP Morgan Mortgage Trust 3 .000 06/25/52 573,949
7,086,904 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 66,401
5,103,562 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,180,375
5,091,477 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 4,526,132
5,237,707 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 4,470,001
491,172 (a),(d) JP Morgan Mortgage Trust 3 .091 08/25/52 408,803
3,397,009 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 2,899,100
1,855,688 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 1,580,221
2,945,157 (a),(d) JP Morgan Mortgage Trust 3 .000 04/25/53 2,513,477
823,939 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 803,106
1,153,514 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,144,377
2,781,208 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,288,665
2,266,460 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,026,380
2,258,097 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,855,321
473,006 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 5 .500 04/25/56 469,680
2,112,226 (a),(d) OBX 3 .000 01/25/52 1,802,631
2,700,000 (a),(d) OBX Trust 2 .451 05/25/61 1,788,998
1,127,147 (a),(d) PMT Loan Trust 5 .500 02/25/57 1,126,452

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,787,333 (a),(d) PMT Loan Trust 6 .000% 03/25/57 $ 2,812,722
995,463 (a),(d) RCKT Mortgage Trust 3 .007 09/25/51 811,565
5,166,870 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,245,257
2,113,392 (a),(d) RCKT Mortgage Trust 3 .000 05/25/52 1,803,732
153,114 (a),(d) RCKT Mortgage Trust 3 .182 05/25/52 129,538
67,298 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 63,147
462,329 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 414,458
1,965,310 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,612,354
7,063,532 (a),(d) Sequoia Mortgage Trust 4 .000 11/25/55 6,465,638
2,154,787 (a),(d) Sequoia Mortgage Trust 5 .500 02/25/56 2,138,643
2,472,000 (a),(d) Sequoia Mortgage Trust 6 .121 04/25/56 2,506,037
198,034 (a),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 182,168
13,031,000 (a),(d) Verus Securitization Trust 3 .288 11/25/66 10,584,797
1,009,778 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 862,767
7,093,133 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .302 08/25/51 6,020,848
TOTAL MORTGAGE BACKED 960,815,698
MUNICIPAL BONDS - 0.1%
3,836,182 (d) Virgin Islands Water & Power Authority-Electric System 10 .250 07/01/26 3,836,182
TOTAL MUNICIPAL BONDS 3,836,182
U.S. TREASURY SECURITIES - 16.8%
74,992,000 United States Treasury Note 3 .750 01/31/31 73,577,112
20,684,000 United States Treasury Note 3 .875 04/30/31 20,386,667
6,719,000 United States Treasury Note 4 .125 05/31/31 6,694,329
2,175,000 United States Treasury Note 4 .375 01/31/32 2,189,019
2,231,000 United States Treasury Note 4 .125 05/31/32 2,215,052
4,926,000 United States Treasury Note 4 .000 07/31/32 4,854,804
275,000 United States Treasury Note 3 .875 08/31/32 269,070
45,972,000 United States Treasury Note 4 .125 04/30/33 45,469,181
6,000,000 United States Treasury Note 4 .250 05/31/33 5,977,500
6,000,000 United States Treasury Note 4 .000 11/15/35 5,804,062
24,553,000 United States Treasury Note 4 .125 02/15/36 23,954,521
6,425,000 United States Treasury Note 4 .625 11/15/44 6,191,843
55,012,000 United States Treasury Note 4 .625 11/15/55 52,338,761
4,000,000 United States Treasury Note 5 .000 05/15/56 4,042,500
14,850,000 United States Treasury Note/Bond 4 .125 06/30/28 14,842,459
73,671,000 United States Treasury Note/Bond 4 .125 06/15/29 73,601,933
100,000 United States Treasury Note/Bond 3 .500 04/30/30 97,578
300 United States Treasury Note/Bond 4 .250 02/28/31 300
6,720,000 United States Treasury Note/Bond 4 .125 06/30/31 6,696,375
39,223,000 United States Treasury Note/Bond 4 .375 05/15/36 39,014,628
30,500,000 United States Treasury Note/Bond 1 .750 08/15/41 20,442,149
14,775,000 United States Treasury Note/Bond 2 .000 11/15/41 10,232,265
1,823,000 United States Treasury Note/Bond 3 .250 05/15/42 1,500,984
211,155,000 United States Treasury Note/Bond 4 .125 08/15/44 190,963,302
1,085,000 United States Treasury Note/Bond 4 .750 02/15/45 1,061,308
5,300,000 United States Treasury Note/Bond 5 .000 05/15/45 5,345,133
8,000,000 United States Treasury Note/Bond 4 .625 02/15/46 7,678,750
22,595,000 United States Treasury Note/Bond 5 .000 05/15/46 22,764,462
135,110,000 United States Treasury Note/Bond 2 .250 02/15/52 81,345,720
27,087,000 United States Treasury Note/Bond 4 .750 02/15/56 26,312,481
TOTAL U.S. TREASURY SECURITIES 755,864,248
TOTAL GOVERNMENT BONDS
(Cost $1,970,676,334) 1,869,468,206
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 864,375

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
139,125 Morgan Stanley $ 3,504,559
TOTAL FINANCIAL SERVICES 4,368,934
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,368,934
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.4%
AIRLINES - 0.1%
$ 1,291,140 (d) British Airways Pass Through Trust, Series 2020 A 3 .800% 09/20/31 1,256,493
3,104,511 United Airlines Pass Through Trust, Series 2018 1 3 .700 03/01/30 2,960,692
TOTAL AIRLINES 4,217,185
COMMERCIAL MBS - 7.8%
2,000,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .375 06/15/35 2,003,684
4,500,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5 .625 06/15/35 4,509,238
2,500,000 (a),(d) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6 .625 06/15/35 2,507,028
1,895,000 (a),(d) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,900,689
3,000,000 (a),(d) ARES Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 GCP 4 .875 02/15/43 3,003,854
2,626,747 (a),(d) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 5 .976 02/15/42 2,636,286
2,406,469 (a) BANK, Series 2017 BNK8 4 .081 11/15/50 2,245,986
3,000,000 (d) BANK, Series 2019 BN21 2 .500 10/17/52 2,246,595
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 934,818
1,000,000 BANK, Series 2019 BN23 3 .455 12/15/52 883,249
2,000,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,765,202
1,750,000 BANK, Series 2024 BNK48 5 .053 10/15/57 1,751,381
1,350,000 BANK, Series 2019 BN18 3 .977 05/15/62 1,186,769
1,696,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,600,791
2,550,000 BANK, Series 2025 BNK51 5 .290 12/25/67 2,588,026
4,000,000 BANK, Series 2025 BNK51 5 .544 12/25/67 4,040,822
2,000,000 BANK5, Series 2025 5YR19 5 .270 12/15/58 2,030,768
2,000,000 BANK5, Series 2025 5YR19 5 .611 12/15/58 2,031,536
1,760,000 (a) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,838,293
4,500,000 (a),(d) BBCMS Mortgage Trust, Series 2018 CHRS 4 .409 08/05/38 4,104,989
6,500,000 (d) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 6,404,050
2,000,000 (d) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 1,926,718
2,500,000 (a),(d) BBCMS Trust, Series 2015 SRCH 5 .122 08/10/35 2,343,945
1,791,968 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 1,718,685
1,769,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 1,472,109
2,800,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .190 09/15/48 2,305,434
5,000,000 (a),(d) Benchmark Mortgage Trust, Series 2020 IG3 3 .654 09/15/48 4,936,981
2,500,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 2,424,453
3,240,000 (a) Benchmark Mortgage Trust, Series 2018 B2 4 .432 02/15/51 1,995,876
3,035,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553 04/10/51 2,619,074
2,200,000 (a) Benchmark Mortgage Trust, Series 2018 B4 4 .662 07/15/51 1,900,915
2,000,000 Benchmark Mortgage Trust, Series 2018 B8 4 .232 01/15/52 1,962,206
1,754,258 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,680,727
1,200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,124,034
1,000,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 990,178
6,500,000 (a) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 4,778,842
2,000,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 1,795,354
2,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 2,014,978
3,675,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 3,828,718
3,915,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,210,187
2,000,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .897 12/15/62 1,440,108
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,251,833
2,700,000 (a),(d) BLP Commercial Mortgage Trust, (TSFR1M + 2.050%), Series 2025 IND2 5 .675 12/15/42 2,711,165
4,000,000 (a),(d) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5 .225 12/15/42 4,013,602
2,000,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8 .507 10/15/41 2,001,362
1,017,215 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.200%), Series 2026 XL6 4 .825 03/15/43 1,018,484
2,500,000 (a),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.900%), Series 2026 AHP 5 .500 06/15/43 2,508,893
1,760,000 (a),(d) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .175 12/15/42 1,767,515
2,250,000 (a),(d) BX Trust, (TSFR1M + 1.800%), Series 2026 PNDA 5 .425 05/15/43 2,262,521
2,000,000 (a),(d) BXP Trust, Series 2021 601L 2 .868 01/15/44 1,617,673

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 7.8% (continued)
$ 2,250,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1 4 .352% 05/15/52 $ 1,861,730
2,431,250 (d) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 2,244,114
2,500,000 (d) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 2,287,739
1,800,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,473,562
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2 4 .113 11/10/49 606,101
1,400,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .711 02/10/50 437,909
4,000,000 (a),(d) Century Plaza Towers, Series 2019 CPT 3 .097 11/13/39 3,521,120
215,206 (a),(d) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 213,948
8,750,000 (a),(d) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 8,123,023
5,250,000 (a) CFCRE Commercial Mortgage Trust, Series 2016 C6 3 .502 11/10/49 5,177,303
2,250,000 (a),(d) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6 .400 10/15/37 2,265,799
486,533 (a),(d) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .753 07/10/47 466,403
1,259,568 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 1,216,639
1,650,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 4 .106 04/10/48 1,477,544
3,500,000 (a) Citigroup Commercial Mortgage Trust, Series 2016 P3 4 .271 04/15/49 3,427,737
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 1,963,136
1,670,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 1,541,249
2,874,490 (a),(d) COMM Mortgage Trust, Series 2013 LC13 5 .548 08/10/46 2,692,471
2,720,034 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,687,053
2,901,749 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,887,756
5,150,000 (a),(d) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 3,064,250
2,500,000 (d) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,374,300
3,340,500 (a) COMM Mortgage Trust, Series 2015 CR22 3 .749 03/10/48 3,071,421
2,600,000 (a),(d) COMM Mortgage Trust, Series 2015 CR22 3 .749 03/10/48 1,954,144
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 2,311,201
1,373,439 (a) COMM Mortgage Trust, Series 2015 CR24 4 .304 08/10/48 1,343,368
3,175,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .845 10/10/48 3,024,132
2,000,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .496 05/10/51 1,855,440
3,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .668 05/10/51 3,028,880
2,191,562 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 2,179,947
2,425,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 2,165,042
1,731,661 (d) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,745,846
2,250,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 4 .024 10/10/49 2,203,553
4,500,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 3 .990 11/10/49 4,336,743
1,000,000 (a) GS Mortgage Securities Trust, Series 2017 GS5 3 .826 03/10/50 957,177
2,000,000 (d) GS Mortgage Securities Trust, Series 2017 GS7 3 .000 08/10/50 1,752,180
1,500,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .384 07/10/51 1,472,127
3,800,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 3,689,757
1,500,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,415,645
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 896,220
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 2,631,930
1,450,000 (a),(d) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .125 07/15/40 1,452,306
3,000,000 (a),(d) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 3,000,584
3,000,000 (a),(d) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5 .125 12/15/42 2,989,390
7,130,000 (a),(d) Houston Galleria Mall Trust, Series 2025 HGLR 5 .644 02/05/45 7,299,098
5,500,000 (a),(d) HTL Commercial Mortgage Trust, Series 2024 T53 7 .324 05/10/39 5,536,047
2,250,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 2,081,828
1,000,000 (a),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 900,318
3,325,000 (a),(d) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 3,344,616
2,000,000 (a),(d) ILPT Commercial Mortgage Trust, Series 2025 LPF2 8 .199 07/13/42 2,041,960
2,000,000 (a),(d) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 2,009,471
3,500,000 (a),(d) IP Mortgage Trust, Series 2025 IP 5 .725 06/10/42 3,522,087
57,333 (a),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 4 .115 01/15/46 55,806
2,500,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 2,035,711
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .267 01/16/37 688,530
166,001 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 165,646
991,432 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 979,382
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 1,507,026
1,578,619 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 1,563,326
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 5 .512 09/15/47 1,075,905
5,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .634 02/15/48 4,659,063
972,802 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 963,777

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 7.8% (continued)
$ 5,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .684% 08/15/48 $ 5,191,571
842,191 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .274 12/15/48 827,636
2,500,000 (a),(d) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .415 03/17/49 2,334,309
4,000,000 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR4 4 .290 03/10/52 3,821,998
2,800,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,340,133
2,135,000 (a),(d) LEX Trust, (TSFR1M + 1.350%), Series 2026 450 5 .000 03/15/43 2,141,242
4,000,000 (a),(d) LOEWS Commercial Mortgage Trust, Series 2024 MIA 5 .549 09/10/39 4,065,072
1,250,000 (a),(d) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .125 05/18/42 1,253,701
1,000,000 (a),(d) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .325 07/15/42 1,008,699
2,750,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 2,703,950
2,000,000 (a),(d) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 1,935,221
1,500,000 (d) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,031,265
5,000,000 (a),(d) MTN Commercial Mortgage Trust, Series 2026 LPFX 6 .560 05/15/43 5,044,584
9,507,202 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 9,253,811
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE 7 .205 07/15/36 2,120,214
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 7 .955 07/15/36 2,025,214
3,465,000 (a),(d) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,478,086
5,000,000 (a),(d) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .465 08/15/29 4,989,013
6,000,000 (d) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 5,543,857
2,000,000 (a),(d) ONNI Commerical Mortgage Trust, Series 2024 APT 6 .150 07/15/39 2,011,579
2,000,000 (a),(d) PFDR Trust, (TSFR1M + 2.500%), Series 2026 DLVR 6 .113 06/15/43 2,004,594
1,500,000 (a),(d) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4 .620 07/15/38 1,427,064
5,000,000 (a),(d) PLYM Commercial Mortgage Trust, (TSFR1M + 2.150%), Series 2026 IND 5 .800 03/15/43 5,012,428
2,500,000 (d) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 2,154,226
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C5 3 .474 11/15/50 1,470,309
5,200,000 (a),(d) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .467 11/15/41 5,216,834
1,500,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,402,693
7,500,000 (a),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.941%), Series 2025 AGLN 6 .566 07/15/37 7,523,385
1,686,996 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .901 05/15/48 1,530,926
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 2,034,486
2,400,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 2,461,765
TOTAL COMMERCIAL MBS 354,114,005
HOME EQUITY ABS - 0.0%
2,499 Centex Home Equity, Series 2002 A 5 .540 01/25/32 2,510
17,543 Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4 5 .216 10/25/27 15,263
10,657 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 10,538
61,404 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .663 09/25/34 58,844
TOTAL HOME EQUITY ABS 87,155
MANUFACTURED HOUSING ABS - 0.0%
14,991 Mid-State Capital Corp Trust, Series 2005 1 5 .745 01/15/40 14,963
TOTAL MANUFACTURED HOUSING ABS 14,963
OTHER ABS - 4.1%
580,825 (d) Apollo Aviation Securitization, Series 2021 2A 2 .798 01/15/47 551,744
5,000,000 (d) Applebee's Funding LLC / IHOP Funding LLC, Series 6 .720 06/07/55 4,988,920
5,275,000 (d) Canon Music Issuer Trust, Series 2026 1A 5 .521 05/01/76 5,254,957
5,100,000 (d) Capital Automotive REIT, Series 2020 1A 4 .520 02/15/50 5,045,235
3,115,185 (d) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 3,102,791
2,064,707 (d) Castlelake Aircraft Structured Trust, Series 2026 2A 5 .333 04/15/51 2,044,843
6,451,318 (a),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .497 04/07/52 645
6,296,164 (d) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 3,802,666
2,806,290 (d) CF Hippolyta LLC, Series 2020 1 2 .600 07/15/60 1,734,530
9,863,530 (d) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 7,766,657
8,482,028 (d) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 4,933,239
2,000,000 (a),(d) CIFC Funding, (TSFR3M + 1.550%), Series 2021 2A 5 .222 01/15/39 2,004,236
5,500,000 (d) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 5,506,696
5,000,000 (d) Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025 4A 5 .522 12/20/55 5,020,200
8,850,000 (d) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 8,783,992
3,625,000 (d) DataBank Issuer, Series 2026 1A 5 .811 02/25/56 3,620,098
3,030,625 (d) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 2,970,178
2,769,500 (d) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 2,611,245
1,542,250 (d) DB Master Finance LLC, Series 2025 1A 4 .891 08/20/55 1,524,393
5,800,000 (d) Domino's Pizza Master Issuer LLC, Series 2025 1A 4 .930 07/25/55 5,749,191

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 4.1% (continued)
$ 5,304,384 (a),(d) FNA 9 LLC, Series 2026 1 5 .509% 04/16/46 $ 5,296,343
153,265 (d) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 140,528
306,529 (d) HERO Funding Trust, Series 2017 2A 4 .070 09/20/48 287,562
6,550,000 (d) HIFI A2, Series 2022 1A 3 .939 02/01/62 6,508,723
542,079 (d) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 536,656
2,633,319 (d) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 2,599,086
2,732,449 (b),(d) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,444,203
4,862,813 (d) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 4,797,352
799,229 (d) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 807,534
3,300,000 (d) Kinetic ABS Issuer LLC, Series 2026 1A 5 .219 02/25/56 3,278,148
3,250,000 (d) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 5 .597 03/25/56 3,245,502
5,000,000 (d) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 4,992,864
1,128,061 (d) Lunar Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 1,100,633
5,800,000 (d) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 5,815,647
366,188 (d) MVW LLC, Series 2021 2A 2 .230 05/20/39 348,571
2,180,000 (d) NMEF Funding LLC, Series 2026 A 5 .220 02/15/34 2,154,414
1,000,000 (d) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 4 .230 01/20/51 488,888
4,987,500 (d) OHS Issuer LLC, Series 2026 1 5 .980 02/25/61 4,858,033
6,000,000 (d) Oportun Issuance Trust, Series 2025 B 6 .450 05/09/33 5,998,584
1,596,000 (d) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 1,582,968
600,000 (d) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 565,300
4,930,000 (d) QTS Issuer ABS I LLC, Series 2025 1A 5 .439 05/25/55 4,888,286
2,500,000 (d) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 2,469,082
1,000,000 (d) Sotheby's Artfi Master Trust, Series 2026 1A 5 .540 06/20/33 997,430
1,388,810 (d) START Ireland, Series 2019 1 5 .095 03/15/44 1,394,379
4,563,713 (d) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 4,482,351
4,833,900 (d) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 4,503,361
5,000,000 (d) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 4,939,348
2,715,000 (d) Uniti Fiber Abs Issuer LLC, Series 2025 2A 5 .177 01/20/56 2,673,873
6,660,000 (d) VB-S1 Issuer LLC, Series 4 .693 03/15/56 6,508,390
819,435 (d) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 803,912
5,513,672 (d) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,090,643
1,952,121 (d) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 1,934,710
5,000,000 (d) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 5,016,337
2,250,000 (d) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 2,321,938
TOTAL OTHER ABS 182,888,035
STUDENT LOAN ABS - 0.0%
624,138 (d) AASET Trust, Series 2020 1A 6 .413 01/16/40 624,868
TOTAL STUDENT LOAN ABS 624,868
WL COLLAT SUPPORT CMO - 1.2%
119,283 (a),(d) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 110,438
1,099,835 (a),(d) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 902,999
1,469,627 (a),(d) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 1,209,361
6,824,075 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 5,824,192
4,502,894 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,697,017
3,082,092 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 2,630,341
3,465,197 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,851,522
1,750,039 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 1,496,348
2,245,212 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 1,920,327
2,834,648 (a),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 2,501,363
367,535 (a),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 372,045
1,340,000 (a),(d) GS Mortgage-Backed Securities Trust, Series 2026 PJ8 5 .500 11/25/56 1,331,416
52,579 (a),(d) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 48,839
239,070 (a),(d) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 220,431
543,038 (a),(d) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 492,808
791,190 (a),(d) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 709,372
544,198 (a),(d) JP Morgan Mortgage Trust, Series 2017 5 4 .726 10/26/48 549,131
2,554,793 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,100,115
859,018 (a),(d) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 703,630
912,139 (a),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 746,894
1,370,220 (a),(d) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,127,558
1,318,557 (a),(d) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,125,359

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLAT SUPPORT CMO - 1.2% (continued)
$ 1,838,339 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000% 09/25/52 $ 1,569,554
3,420,716 (a),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 3,014,212
2,598,990 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,213,314
2,125,089 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 1,932,057
4,324,669 (a),(d) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,558,784
3,279,107 (a),(d) OBX Trust, Series 2022 INV5 4 .000 10/25/52 2,983,296
1,266,721 (a),(d) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,040,018
552,721 (a),(d) RCKT Mortgage Trust, Series 2021 4 2 .500 09/25/51 452,049
1,133,115 (a),(d) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 1,008,005
150,855 (a),(d) Sequoia Mortgage Trust, Series 2016 1 3 .500 06/25/46 138,513
426,585 (a),(d) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 387,585
12,744 (a),(d) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,042
1,460,441 (a),(d) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,261,898
43,342 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 40,702
1,064,204 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 873,745
1,301,980 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 1,112,016
TOTAL WL COLLAT SUPPORT CMO 54,269,296
WL COLLATERAL CMO - 2.2%
3,112,000 (a),(d) Aspire Mortgage Trust, Series 2026 3 5 .886 05/25/66 3,112,323
150,803 (a),(d) CIM Trust, Series 2021 J2 2 .672 04/25/51 124,629
2,000,000 (a),(d) COLT Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 1,988,851
3,287,000 (a),(d) COLT Mortgage Loan Trust, Series 2025 12 5 .681 01/26/71 3,243,663
2,448,361 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .628 04/25/42 2,477,710
2,500,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05 10 .628 04/25/42 2,611,019
15,060,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 15,430,988
5,680,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .378 09/25/42 5,919,242
9,681,000 (a),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 10,030,050
1,799,583 (a),(d) CSMC, Series 2021 NQM1 2 .130 05/25/65 1,412,805
3,000,000 (a),(d) EFMT, Series 2025 NQM5 5 .770 11/25/70 2,970,895
721,908 (a),(d) Flagstar Mortgage Trust, Series 2017 2 3 .962 10/25/47 658,949
2,443,605 (a),(d) Flagstar Mortgage Trust, Series 2021 5INV 2 .500 07/25/51 2,004,751
981,914 (a),(d) Flagstar Mortgage Trust, Series 2021 5INV 3 .333 07/25/51 816,213
342,502 (a),(d) Flagstar Mortgage Trust, Series 2021 7 2 .920 08/25/51 283,104
1,263,106 (a),(d) Flagstar Mortgage Trust, Series 2021 10IN 3 .494 10/25/51 1,054,469
540,000 (a),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 561,726
82,062 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 76,521
196,364 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 168,978
12,992,326 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .244 03/27/51 158,621
370,682 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 319,219
1,132,150 (a),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 930,180
247,088 (a),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .601 05/25/50 219,500
390,120 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .087 11/25/51 332,742
493,108 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .019 12/25/51 412,100
7,176,098 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 5,883,024
1,401,222 (a),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .720 01/25/52 1,149,213
966,091 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .236 06/25/52 810,963
3,187,311 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 2,720,297
4,180,754 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 LTV2 4 .361 12/25/52 3,788,903
1,938,511 (a),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 1,654,087
147,261 (d) GSMPS Mortgage Loan Trust, Series 2005 RP2 7 .500 03/25/35 146,448
124,181 (d) GSMPS Mortgage Loan Trust, Series 2005 RP3 7 .500 09/25/35 124,726
260,616 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 251,040
440,000 (a),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 417,063
291,991 (a),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2 .952 09/25/52 236,239
475,645 (a),(d) JP Morgan Mortgage Trust, Series 2015 1 5 .009 12/25/44 475,996
2,137,751 (a),(d) JP Morgan Mortgage Trust, Series 2020 1 3 .815 06/25/50 1,932,786
10,551,683 (a),(d) JP Morgan Mortgage Trust, Series 2021 3 0 .142 07/25/51 77,240
7,399,314 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 0 .135 08/25/51 51,917
919,815 (a),(d) JP Morgan Mortgage Trust, Series 2021 4 2 .885 08/25/51 761,566
14,286,801 (a),(d) JP Morgan Mortgage Trust, Series 2021 6 0 .139 10/25/51 104,106
3,970,267 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 93,956
781,001 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV4 3 .201 01/25/52 640,699

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WL COLLATERAL CMO - 2.2% (continued)
$ 608,029 (a),(d) JP Morgan Mortgage Trust, Series 2022 INV1 3 .289% 03/25/52 $ 512,963
873,329 (a),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 752,616
267,107 (a),(d) JP Morgan Mortgage Trust, Series 2021 INV8 3 .275 05/25/52 225,183
773,039 (a),(d) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 703,303
297,664 MASTR Alternative Loan Trust, Series 2004 1 7 .000 01/25/34 310,255
741,598 (a),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 662,526
797,183 (a),(d) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .514 03/25/52 659,826
25,314 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .243 02/25/36 25,318
178,147 (a),(d) OBX Trust, Series 2022 J2 3 .400 08/25/52 152,648
855,391 (a),(d) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 808,847
3,141,178 (a),(d) Provident Funding Mortgage Trust, Series 2021 J1 2 .634 10/25/51 2,671,112
120,886 (a),(d) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 111,661
921,782 (a),(d) Sequoia Mortgage Trust, Series 2017 6 3 .726 09/25/47 874,754
162,712 (a),(d) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 147,809
171,447 (a),(d) Sequoia Mortgage Trust, Series 2021 1 2 .657 03/25/51 143,833
1,979,850 (a),(d) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 1,742,061
1,650,000 (a),(d) Verus Securitization Trust, Series 2026 4 5 .870 04/25/71 1,646,232
4,005 (a) Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3 5 .398 08/25/38 3,980
239,369 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 205,479
5,678,164 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,661,950
1,771,761 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .413 03/25/52 1,486,544
2,255,255 (a),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 1,991,297
81,899 (a),(d) WinWater Mortgage Loan Trust, Series 2014 1 3 .930 06/20/44 70,393
TOTAL WL COLLATERAL CMO 99,210,107
TOTAL STRUCTURED ASSETS
(Cost $737,789,645) 695,425,614
TOTAL LONG-TERM INVESTMENTS
(Cost $4,599,214,333) 4,413,487,220
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
24,119,603 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (j) 24,119,603
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $24,119,603) 24,119,603
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.1%
5,000,000 (k) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 4,887,435
TOTAL GOVERNMENT AGENCY DEBT 4,887,435
REPURCHASE AGREEMENTS - 0.9%
40,031,000 (l) Fixed Income Clearing Corporation 3 .650 07/01/26 40,031,000
TOTAL REPURCHASE AGREEMENTS 40,031,000
TREASURY DEBT - 0.4%
5,000,000 (k) United States Treasury Bill 0 .000 08/18/26 4,975,612
10,000,000 (k) United States Treasury Bill 0 .000 10/13/26 9,892,461
5,000,000 (k) United States Treasury Bill 0 .000 12/17/26 4,910,688
TOTAL TREASURY DEBT 19,778,761
TOTAL SHORT-TERM INVESTMENTS
(Cost $64,706,742) 64,697,196
TOTAL INVESTMENTS - 99.9%
(Cost $4,688,040,678) 4,502,304,019
OTHER ASSETS & LIABILITIES, NET - 0.1% 3,719,982
NET ASSETS - 100.0% $ 4,506,024,001

Core Plus Bond

Portfolio of Investments June 30, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
ABS Asset-Backed Security
BRL Brazilian Real
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
DGS5 5-Year Treasury Constant Maturity Rate
ETF Exchange Traded Fund
EUR Euro
LIBOR London Interbank Offered Rate
M Month
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UYU Uruguayan Peso
UZS Uzbekistani Som
WL Whole Loan
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,437,735,648 or 31.9% of Total
Investments.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,952,583.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.9% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $40,035,059 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 6/30/28, valued at $40,831,642.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 1,685 09/30/26  $ 180,182,430 $ 180,373,984 $ 191,554

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,404,213 EUR 4,676,119 Australia and New Zealand Banking Group Limited 07/08/26 $ 59,539
$ 2,485,155 EUR 2,123,478 JPMORGAN CHASE BANK N.A 07/08/26 58,078
EUR 903,094 $ 1,066,138 Toronto Dominion Bank 07/08/26 (33,927)
EUR 1,358,364 $ 1,595,974 Toronto Dominion Bank 07/08/26 (43,401)
Total  $ 40,289
Total unrealized appreciation on forward foreign currency contracts  $ 117,617
Total unrealized depreciation on forward foreign currency contracts  $ (77,328)
EUR Euro
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $125,510,240 $57,738 $125,567,978
Common stocks 110,130,988 216,320 15 110,347,323
Corporate bonds — 1,608,309,165 — 1,608,309,165
Government bonds — 1,869,468,206 — 1,869,468,206
Preferred stocks 4,368,934 — — 4,368,934
Structured assets — 692,981,411 2,444,203 695,425,614
Investments purchased with collateral from securities lending 24,119,603 — — 24,119,603
Short-Term Investments
:
Government agency debt — 4,887,435 — 4,887,435
Repurchase agreements — 40,031,000 — 40,031,000
Treasury debt — 19,778,761 — 19,778,761
$138,619,525 $4,361,182,538 $2,501,956 $4,502,304,019
Investments in Derivatives
Forward foreign currency contracts* – 40,289 – 40,289
Futures contracts* 191,554 – – 191,554
$191,554 $40,289 $– $231,843
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

5-15 Year Laddered Tax Exempt Bond
Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
LONG-TERM MUNICIPAL BONDS - 97.4%
ALABAMA - 1.3%
$ 1,500,000 Alabama Highway Authority 5.000% 09/01/41 $ 1,678,912
600,000 County of Jefferson AL Sewer Revenue 5.000 10/01/39 647,356
250,000 Jackson County Board of Education 3.000 03/01/39 221,768
TOTAL ALABAMA 2,548,036
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5.000 12/01/31 503,553
TOTAL ALASKA 503,553
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5.000 06/01/38 162,088
190,000 Pinal County Electric District No 3 5.000 07/01/33 190,293
1,005,000 Salt River Project Agricultural Improvement & Power District 5.000 01/01/38 1,034,044
TOTAL ARIZONA 1,386,425
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5.000 10/01/32 1,036,375
TOTAL ARKANSAS 1,036,375
CALIFORNIA - 6.5%
800,000 California Community Choice Financing Authority 5.000 11/01/32 848,593
1,510,000 California Health Facilities Financing Authority 5.000 09/01/33 1,543,695
1,095,000 California Housing Finance Agency 3.650 09/01/34 1,093,300
315,000 California State University 5.000 11/01/40 361,548
345,000 California State University 5.000 11/01/41 393,578
2,500,000 City of Los Angeles Department of Airports 5.000 05/15/33 2,733,008
1,000,000 City of Los Angeles Department of Airports 5.000 05/15/35 1,083,483
170,000 Los Angeles Department of Water & Power Water System Revenue 5.000 07/01/49 178,282
800,000 Sacramento City Unified School District 5.000 08/01/39 834,340
665,000 Southern California Public Power Authority 5.000 11/01/33 709,925
2,425,000 State of California 4.000 03/01/36 2,497,597
TOTAL CALIFORNIA 12,277,349
COLORADO - 0.5%
1,000,000 Colorado Health Facilities Authority 4.000 11/15/38 1,002,766
TOTAL COLORADO 1,002,766
CONNECTICUT - 2.9%
765,000 Capital Region Development Authority 5.000 06/15/33 796,980
1,900,000 City of Bridgeport CT 5.000 06/01/34 2,035,850
330,000 Connecticut State Health & Educational Facilities Authority 5.000 07/01/30 335,898
350,000 Connecticut State Health & Educational Facilities Authority 5.000 07/01/33 356,427
1,540,000 State of Connecticut 3.000 01/15/36 1,488,154
255,000 State of Connecticut 5.000 11/15/38 279,983
200,000 State of Connecticut 5.000 01/15/39 222,605
TOTAL CONNECTICUT 5,515,897
DISTRICT OF COLUMBIA - 1.0%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5.000 10/01/32 1,515,802
300,000 Washington Metropolitan Area Transit Authority 5.000 07/01/32 306,090
TOTAL DISTRICT OF COLUMBIA 1,821,892
FLORIDA - 4.3%
2,500,000 Brevard County School District 5.000 07/01/31 2,552,102
1,200,000 County of Miami-Dade FL Aviation Revenue 5.500 10/01/55 1,272,252
475,000 (a) Florida Development Finance Corp 12.000 07/15/32 133,000
750,000 Florida Development Finance Corp 4.000 11/15/39 741,707
1,200,000 Greater Orlando Aviation Authority 4.000 10/01/35 1,208,229
175,000 Hillsborough County Aviation Authority 5.000 10/01/31 181,905
190,000 Hillsborough County Aviation Authority 5.000 10/01/33 196,942
1,000,000 Hillsborough County Port District 5.000 06/01/33 1,034,999
250,000 Palm Beach County School District 5.000 08/01/39 275,446

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 540,000 Volusia County Educational Facility Authority 5.000% 10/15/32 $ 552,928
TOTAL FLORIDA 8,149,510
GEORGIA - 6.3%
1,000,000 Athens-Clarke County Unified Government Development Authority 5.000 06/15/40 1,099,649
2,500,000 City of Atlanta GA Department of Aviation 4.000 07/01/34 2,514,347
1,250,000 City of Atlanta GA Water & Wastewater Revenue 5.000 11/01/37 1,446,870
1,000,000 Dahlonega Downtown Development Authority 4.000 07/01/37 1,001,525
1,250,000 Dahlonega Downtown Development Authority 4.000 07/01/38 1,250,525
1,000,000 Dahlonega Downtown Development Authority 5.000 07/01/39 1,012,780
865,000 Dalton Whitfield County Joint Development Authority 5.000 08/15/39 939,767
375,000 Development Authority of Cobb County 5.000 06/15/36 405,739
750,000 Gainesville & Hall County Hospital Authority 5.000 10/15/34 843,070
1,250,000 Main Street Natural Gas, Inc 5.000 12/01/32 1,319,177
TOTAL GEORGIA 11,833,449
ILLINOIS - 8.4%
500,000 Chicago Housing Authority 5.000 01/01/33 511,728
250,000 City of Chicago IL 6.000 01/01/50 263,535
270,000 City of LeRoy IL 3.000 12/01/35 248,208
1,750,000 County of Cook IL 5.000 11/15/31 1,763,298
1,355,000 County of Cook IL Sales Tax Revenue 4.000 11/15/39 1,343,106
475,000 Illinois Finance Authority 5.000 10/01/36 475,913
1,825,000 Illinois State Toll Highway Authority 5.000 01/01/37 2,058,638
275,000 Illinois State Toll Highway Authority 5.000 01/01/39 307,500
300,000 Metropolitan Pier & Exposition Authority 5.000 12/15/34 306,307
2,500,000 Sales Tax Securitization Corp 5.000 01/01/31 2,665,918
1,600,000 State of Illinois 4.000 06/01/41 1,563,393
1,000,000 State of Illinois Sales Tax Revenue 5.000 06/15/41 1,087,514
1,043,000 Village of Bolingbrook IL 4.000 03/01/30 1,048,206
745,000 Village of Broadview IL 5.000 12/01/33 761,101
1,005,000 Village of Lyons IL 4.000 12/01/36 1,020,570
500,000 Village of Matteson IL 5.000 12/01/35 518,834
TOTAL ILLINOIS 15,943,769
INDIANA - 1.8%
1,000,000 City of Kokomo IN Sewage Works Revenue 5.000 08/01/41 1,090,138
1,045,000 Indianapolis Local Public Improvement Bond Bank 6.000 02/01/37 1,223,963
1,000,000 Indianapolis Local Public Improvement Bond Bank 6.000 02/01/39 1,161,297
TOTAL INDIANA 3,475,398
IOWA - 0.6%
1,000,000 Iowa Finance Authority 5.000 08/01/37 1,072,750
TOTAL IOWA 1,072,750
KENTUCKY - 1.4%
200,000 Kentucky State Property & Building Commission 3.500 05/01/32 200,200
1,250,000 Paducah Electric Plant Board 5.000 10/01/34 1,255,117
1,250,000 Paducah Electric Plant Board 5.000 10/01/35 1,254,645
TOTAL KENTUCKY 2,709,962
LOUISIANA - 1.0%
500,000 New Orleans Aviation Board 5.000 10/01/33 518,488
1,250,000 St. Tammany Parish Hospital Service District No 5.000 07/01/33 1,292,259
TOTAL LOUISIANA 1,810,747
MASSACHUSETTS - 2.4%
1,250,000 City of Boston MA 5.000 06/01/39 1,449,003
1,500,000 Commonwealth of Massachusetts 5.000 01/01/39 1,673,304
750,000 Massachusetts Development Finance Agency 4.000 07/01/45 748,552
585,000 Town of Littleton MA 4.000 11/15/40 597,459
TOTAL MASSACHUSETTS 4,468,318
MICHIGAN - 4.0%
200,000 City of Monroe MI 4.000 05/01/36 201,170
500,000 Michigan Finance Authority 5.000 02/28/37 542,358
4,380,000 Michigan State Housing Development Authority 4.500 12/01/38 4,506,274

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,270,000 Wayne-Westland Community Schools 4.000% 11/01/38 $ 2,299,783
TOTAL MICHIGAN 7,549,585
MINNESOTA - 0.8%
1,055,000 City of Minneapolis MN 5.000 11/15/33 1,089,738
70,000 Duluth Economic Development Authority 5.000 02/15/33 71,841
400,000 Hawley Independent School District No 150 5.000 02/01/38 422,350
TOTAL MINNESOTA 1,583,929
MISSISSIPPI - 1.8%
800,000 Mississippi Development Bank 4.000 10/01/38 800,372
2,485,000 State of Mississippi Gaming Tax Revenue 5.000 10/15/33 2,582,154
TOTAL MISSISSIPPI 3,382,526
MISSOURI - 0.3%
425,000 Missouri Joint Municipal Electric Utility Commission 5.250 12/01/38 470,856
TOTAL MISSOURI 470,856
NEBRASKA - 0.5%
1,000,000 Nebraska Investment Finance Authority 4.150 09/01/40 1,001,919
TOTAL NEBRASKA 1,001,919
NEVADA - 1.1%
1,425,000 Clark County School District 4.000 06/15/40 1,430,646
700,000 County of Clark NV 3.125 11/01/35 690,418
TOTAL NEVADA 2,121,064
NEW JERSEY - 7.7%
2,500,000 New Jersey Economic Development Authority 5.000 11/01/35 2,647,280
1,250,000 New Jersey Higher Education Student Assistance Authority 4.250 12/01/46 1,259,677
765,000 New Jersey Transportation Trust Fund Authority 5.000 12/15/33 801,220
2,500,000 New Jersey Transportation Trust Fund Authority 5.000 06/15/38 2,732,592
2,500,000 New Jersey Transportation Trust Fund Authority 5.000 06/15/39 2,777,475
2,700,000 New Jersey Transportation Trust Fund Authority 4.000 06/15/40 2,696,536
500,000 South Jersey Port Corp 5.000 01/01/48 501,664
1,300,000 Toms River Board of Education 3.000 07/15/38 1,127,088
TOTAL NEW JERSEY 14,543,532
NEW YORK - 5.3%
650,000 City of New York NY 5.000 08/01/39 677,369
200,000 Long Island Power Authority 3.000 09/01/36 192,973
545,000 Metropolitan Transportation Authority 4.000 11/15/34 545,978
220,000 Metropolitan Transportation Authority 4.000 11/15/37 220,580
1,250,000 Metropolitan Transportation Authority 5.000 11/15/50 1,270,032
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4.000 05/01/37 350,263
125,000 New York State Dormitory Authority 5.000 07/01/38 136,291
750,000 New York State Dormitory Authority 5.000 10/01/38 825,782
1,000,000 New York State Dormitory Authority 5.000 10/01/39 1,095,870
535,000 New York State Dormitory Authority 5.250 10/01/40 595,772
305,000 New York State Urban Development Corp 5.000 03/15/38 317,545
1,080,000 New York Transportation Development Corp 4.000 10/01/30 1,104,217
715,000 New York Transportation Development Corp 5.000 01/01/36 727,817
140,000 New York Transportation Development Corp 5.500 06/30/39 148,929
1,250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 4.650 10/01/50 1,250,838
500,000 Triborough Bridge & Tunnel Authority 5.000 11/15/37 558,994
TOTAL NEW YORK 10,019,250
NORTH CAROLINA - 6.3%
100,000 Appalachian State University 3.000 10/01/31 99,998
1,925,000 (b) Centennial Authority 5.000 10/01/32 2,152,471
1,700,000 (b) Centennial Authority 5.000 10/01/42 1,895,164
1,745,368 Gastonia Housing Authority 4.550 12/01/41 1,810,091
750,000 Gastonia Housing Authority 4.600 11/01/44 775,982
525,000 Nash Health Care Systems 5.000 02/01/32 572,715
295,000 North Carolina Housing Finance Agency 4.000 07/01/39 294,511
815,000 North Carolina Housing Finance Agency 4.900 07/01/43 839,957
300,000 North Carolina Medical Care Commission 5.000 01/01/41 316,205
1,350,000 North Carolina State Education Assistance Authority 5.000 06/01/34 1,418,384
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4.000 06/01/45 753,303

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 920,000 Town of Huntersville NC 5.000% 12/01/36 $ 1,057,618
TOTAL NORTH CAROLINA 11,986,399
OHIO - 1.5%
1,000,000 American Municipal Power, Inc 5.000 02/15/34 1,044,949
200,000 City of Toledo OH 4.000 12/01/31 204,224
1,500,000 County of Miami OH 5.000 08/01/32 1,556,646
TOTAL OHIO 2,805,819
OKLAHOMA - 2.4%
3,500,000 Cushing Educational Facilities Authority 5.000 09/01/32 3,846,552
695,000 Marshall County Educational Facilities Authority 5.000 09/01/31 710,576
TOTAL OKLAHOMA 4,557,128
PENNSYLVANIA - 1.8%
2,000,000 Commonwealth of Pennsylvania 4.000 08/15/40 2,038,622
725,000 Pennsylvania State University 5.000 09/01/40 814,676
505,000 State Public School Building Authority 5.000 10/01/34 545,998
TOTAL PENNSYLVANIA 3,399,296
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5.000 05/15/36 1,605,478
TOTAL RHODE ISLAND 1,605,478
TENNESSEE - 1.7%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4.000 01/01/38 2,062,808
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4.000 07/01/38 1,149,672
TOTAL TENNESSEE 3,212,480
TEXAS - 12.0%
1,105,000 Canyon Independent School District 4.000 02/15/38 1,111,551
1,650,000 City of Houston TX Airport System Revenue 5.000 07/01/35 1,807,788
2,500,000 City of McKinney TX 5.000 08/15/39 2,781,775
1,000,000 City of Pflugerville TX 4.000 08/01/41 1,003,208
1,030,000 City of San Antonio TX Electric & Gas Systems Revenue 5.000 02/01/41 1,130,146
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5.000 02/01/46 2,084,259
400,000 Harris County Municipal Utility District No 367 3.000 09/01/31 399,260
1,000,000 Lower Colorado River Authority 5.000 05/15/36 1,121,601
935,000 Port Freeport TX 5.000 06/01/32 959,529
1,250,000 San Angelo Independent School District 5.000 02/15/39 1,399,272
1,250,000 Spring Independent School District 5.000 08/15/36 1,431,082
2,285,000 Tarrant County Cultural Education Facilities Finance Corp 5.000 12/01/37 2,561,548
1,385,000 Texas Municipal Power Agency 3.000 09/01/40 1,192,296
2,000,000 Texas Water Development Board 4.000 10/15/41 2,016,892
1,370,000 University of Houston 4.000 02/15/37 1,370,217
285,000 Williamson County Municipal Utility District No 19 4.250 08/15/37 287,511
TOTAL TEXAS 22,657,935
UTAH - 1.4%
475,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/31 492,363
1,000,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/32 1,035,286
1,000,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/33 1,034,003
TOTAL UTAH 2,561,652
VIRGINIA - 2.4%
1,065,000 County of Fairfax VA Sewer Revenue 4.000 07/15/38 1,086,428
700,000 Virginia College Building Authority 3.000 02/01/32 696,357
1,750,000 Virginia Commonwealth Transportation Board 5.000 05/15/37 1,973,967
350,000 Virginia Housing Development Authority 4.375 07/01/38 358,690
400,000 Virginia Small Business Financing Authority 5.000 12/31/47 407,520
TOTAL VIRGINIA 4,522,962
WASHINGTON - 1.5%
1,610,000 City of Tukwila WA 3.000 12/01/31 1,606,086
1,000,000 State of Washington 5.000 02/01/39 1,028,472
270,000 State of Washington 5.000 06/01/39 283,111
TOTAL WASHINGTON 2,917,669
WEST VIRGINIA - 1.1%
735,000 Berkeley County Public Service District 5.000 12/01/37 801,654
685,000 Berkeley County Public Service District 5.000 12/01/39 741,345

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments June 30, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 500,000 Berkeley County Public Service District 5.000% 12/01/40 $ 539,617
TOTAL WEST VIRGINIA 2,082,616
WISCONSIN - 3.1%
1,000,000 City of Milwaukee WI 4.000 04/01/33 1,020,760
1,000,000 City of Milwaukee WI 4.000 04/01/34 1,018,458
1,860,000 Public Finance Authority 5.750 12/31/65 1,949,797
755,000 State of Wisconsin 4.000 05/01/41 758,059
1,000,000 Wisconsin Health & Educational Facilities Authority 5.000 04/01/40 1,101,319
TOTAL WISCONSIN 5,848,393
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $183,111,997) 184,386,684
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
NEVADA - 0.0%
6,990 (c) BL TRAIN HOLDINGS WEST LLC 0.000 11/26/35 3,495
TOTAL NEVADA 3,495
TOTAL RIGHTS/WARRANTS
(Cost $–) 3,495
TOTAL LONG-TERM INVESTMENTS
(Cost $183,111,997) 184,390,179
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.7%
REPURCHASE AGREEMENTS - 3.7%
7,108,000 (d) Fixed Income Clearing Corporation 3.650 07/01/26 7,108,000
TOTAL REPURCHASE AGREEMENTS 7,108,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,108,000) 7,108,000
TOTAL INVESTMENTS - 101.1%
(Cost $190,219,997) 191,498,179
OTHER ASSETS & LIABILITIES, NET - (1.1)% (2,163,634)
NET ASSETS - 100.0% $ 189,334,545
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $133,000 or 0.1% of Total Investments.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $7,108,721 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $7,250,197.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
5–15 Year Laddered Tax Exempt Bond
Long-Term Investments
:
Long-term municipal bonds $— $184,386,684 $— $184,386,684
Rights/Warrants — — 3,495 3,495
Short-Term Investments
:
Repurchase agreements — 7,108,000 — 7,108,000
$– $191,494,684 $3,495 $191,498,179
1 1 1 1 1

Green Bond
Consolidated Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
BANK LOAN OBLIGATIONS - 1.6%
UTILITIES - 1.6%
$ 1,314,330 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .666% 12/15/27 $ 1,312,964
1,044,288 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .732 05/30/29 1,046,027
995,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .644 04/30/31 993,547
TOTAL UTILITIES 3,352,538
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,342,698) 3,352,538
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 61.7%
AUTOMOBILES & COMPONENTS - 0.4%
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 919,029
TOTAL AUTOMOBILES & COMPONENTS 919,029
BANKS - 6.4%
200,000 (a) ABN AMRO Bank NV, (SOFR + 0.880%), Reg S 4 .517 09/24/29 200,280
2,500,000 (b) ABN AMRO Bank NV 2 .470 12/13/29 2,367,386
500,000 Arab Energy Fund, Reg S 5 .428 05/02/29 509,954
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 981,245
700,000 (b),(c) ING Bank NV 4 .711 07/07/31 698,256
1,000,000 Inter-American Development Bank 3 .802 11/12/30 969,959
2,500,000 JPMorgan Chase & Co 6 .070 10/22/27 2,512,132
1,000,000 (a),(b) KEB Hana Bank, (SOFR + 0.600%) 4 .232 10/21/28 1,003,293
2,000,000 M&T Bank Corp 4 .833 01/16/29 2,004,006
2,100,000 (b) Swedbank AB 1 .538 11/16/26 2,078,647
TOTAL BANKS 13,325,158
CAPITAL GOODS - 0.8%
1,250,000 Conservation Fund 3 .474 12/15/29 1,185,622
500,000 Xylem, Inc 5 .450 06/01/36 509,279
TOTAL CAPITAL GOODS 1,694,901
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
1,500,000 International Bank for Reconstruction & Development 1 .123 03/31/32 1,482,975
1,000,000 International Bank for Reconstruction & Development 2 .410 11/02/40 1,006,400
500,000 Nature Conservancy 1 .511 07/01/29 454,545
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,943,920
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 186,814
TOTAL CONSUMER DURABLES & APPAREL 186,814
CONSUMER SERVICES - 0.5%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 736,651
500,000 Oberlin College 2 .874 10/01/51 312,782
TOTAL CONSUMER SERVICES 1,049,433
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
1,375,000 (b) Alimentation Couche-Tard, Inc 3 .625 05/13/51 982,163
1,575,000 Walmart, Inc 1 .800 09/22/31 1,391,222
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,373,385
ENERGY - 2.3%
800,000 (b) Amazon Conservation DAC 6 .034 01/16/42 807,920
2,500,000 CIF Capital Markets Mechanism plc, Reg S 4 .750 01/22/28 2,514,224
1,380,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,405,565
TOTAL ENERGY 4,727,709
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
1,000,000 AvalonBay Communities, Inc 1 .900 12/01/28 940,672
1,170,000 ERP Operating LP 4 .150 12/01/28 1,158,872
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,251,461
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,351,005
FINANCIAL SERVICES - 6.8%
958,333 BB Blue Financing DAC 4 .395 09/20/29 929,087
958,333 BB Blue Financing DAC 4 .395 09/20/37 920,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 6.8% (continued)
$ 1,000,000 (b) GPS Blue Financing DAC 5 .645% 11/09/41 $ 979,200
975,000 (b) HA Sustainable Infrastructure Capital, Inc 5 .950 07/15/33 979,150
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,019,989
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,100,815
1,000,000 Mastercard, Inc 1 .900 03/15/31 888,848
2,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 1,725,602
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 962,241
285,000 (b),(d) Starwood Property Trust, Inc 4 .375 01/15/27 284,450
395,000 (b),(c) Starwood Property Trust, Inc 5 .875 08/15/29 396,181
1,500,000 (b) Sumitomo Mitsui Trust Bank Ltd 2 .800 03/10/27 1,485,193
1,500,000 Visa, Inc 0 .750 08/15/27 1,443,587
1,000,000 (e) WLB Asset Viib Pte Ltd, Reg S 5 .910 05/13/30 1,019,010
TOTAL FINANCIAL SERVICES 14,133,403
FOOD, BEVERAGE & TOBACCO - 1.7%
2,000,000 (b) Mars, Inc 4 .650 04/20/31 2,001,658
1,000,000 PepsiCo, Inc 3 .900 07/18/32 966,891
1,000,000 PepsiCo, Inc 2 .875 10/15/49 653,293
TOTAL FOOD, BEVERAGE & TOBACCO 3,621,842
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
475,000 (e) International Finance Facility for Immunisation Co, Reg S 4 .000 04/29/31 467,850
1,989,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,465,736
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,933,586
INSURANCE - 2.8%
1,630,000 (b) Metropolitan Life Global Funding I 4 .400 06/30/27 1,633,345
560,000 Metropolitan Life Global Funding I, Reg S 4 .400 06/30/27 561,149
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,024,889
EUR 600,000 (e) Pacific Life Global Funding II, Reg S 3 .125 06/18/31 679,087
2,000,000 (b) USAA Capital Corp 2 .125 05/01/30 1,825,462
TOTAL INSURANCE 5,723,932
MATERIALS - 3.0%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 753,583
1,000,000 Air Products and Chemicals, Inc 4 .850 02/08/34 996,114
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 710,862
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,028,041
695,000 (b) Hybar LLC 7 .375 07/01/34 698,373
900,000 Smurfit Kappa Treasury ULC 5 .200 01/15/30 913,380
1,000,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 989,701
150,625 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 152,096
TOTAL MATERIALS 6,242,150
MEDIA & ENTERTAINMENT - 1.1%
1,000,000 Alphabet, Inc 1 .100 08/15/30 877,302
1,500,000 Asian Infrastructure Investment Bank, Reg S 4 .000 01/15/27 1,499,800
TOTAL MEDIA & ENTERTAINMENT 2,377,102
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2 .625 04/01/30 934,488
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 934,488
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
500,000 Preservation Of Affordable Housing, Inc 5 .435 06/01/36 481,407
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 481,407
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
3,500,000 Apple, Inc 3 .000 06/20/27 3,461,393
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,461,393
TELECOMMUNICATION SERVICES - 1.7%
1,700,000 (b) NTT Finance Corp 4 .372 07/27/27 1,697,309
1,025,000 (b) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 1,059,272

Green Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.7% (continued)
$ 1,000,000 Verizon Communications, Inc 2 .850% 09/03/41 $ 711,343
TOTAL TELECOMMUNICATION SERVICES 3,467,924
TRANSPORTATION - 0.9%
2,000,000 Norfolk Southern Corp 2 .300 05/15/31 1,791,371
TOTAL TRANSPORTATION 1,791,371
UTILITIES - 25.8%
600,000 (e) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4 .875 05/21/30 598,392
1,000,000 AES Corp 2 .450 01/15/31 892,041
1,000,000 AES Corp 7 .600 01/15/55 1,023,877
527,000 Ameren Illinois Co 2 .900 06/15/51 331,923
325,000 American Water Capital Corp 5 .250 03/01/35 328,890
1,000,000 (b) California Buyer Ltd 6 .375 02/15/32 1,002,470
570,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 541,012
1,050,000 (b) Chpe LLC 5 .100 06/30/33 1,047,237
1,075,000 (b) Comision Federal de Electricidad 6 .450 01/24/35 1,075,423
253,825 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 255,002
787,179 (b) Continental Wind LLC 6 .000 02/28/33 794,063
500,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 507,415
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 884,680
2,000,000 DTE Electric Co 1 .900 04/01/28 1,920,197
1,000,000 DTE Electric Co 3 .950 03/01/49 779,695
1,000,000 DTE Electric Co 3 .250 04/01/51 678,331
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 906,267
1,500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,065,483
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 935,287
500,000 Duke Energy Florida LLC 2 .400 12/15/31 445,600
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 642,948
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 764,642
500,000 (b) Hanwha Q Cells Americas Holdings Corp 4 .375 05/21/29 496,677
350,000 (b) International Development Association 4 .500 02/12/35 351,287
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 895,481
500,000 MidAmerican Energy Co 2 .700 08/01/52 306,167
975,000 MidAmerican Energy Co 5 .850 09/15/54 988,605
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 985,016
2,000,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,752,664
925,000 (b) New York State Electric & Gas Corp 5 .050 08/15/35 915,087
1,016,000 (b),(d) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,051,293
2,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,801,983
1,375,000 (b) Niagara Mohawk Power Corp 5 .783 09/16/52 1,334,893
1,000,000 Northern States Power Co 5 .400 03/15/54 957,624
500,000 Northwest Natural Gas Co 3 .078 12/01/51 321,733
250,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 242,564
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,040,192
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 991,372
1,000,000 Public Service Co of Colorado 4 .100 06/15/48 797,349
500,000 Public Service Co of Colorado 5 .750 05/15/54 495,802
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 879,232
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 919,909
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 247,504
1,175,000 (b) RWE Finance US LLC 5 .875 04/16/34 1,209,890
1,075,000 (b) RWE Finance US LLC 5 .125 09/18/35 1,049,137
1,000,000 (b) RWE Finance US LLC 6 .250 04/16/54 1,012,885
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 554,430
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 637,560
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 848,312
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 694,844
591,183 (b) Solar Star Funding LLC 3 .950 06/30/35 552,943
1,047,833 (b) Solar Star Funding LLC 5 .375 06/30/35 1,042,853
1,000,000 Southern California Edison Co 2 .750 02/01/32 889,712
1,162,000 Southern California Edison Co 3 .650 06/01/51 799,297
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 657,559
894,130 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 731,265

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 25.8% (continued)
$ 843,021 (b) Topaz Solar Farms LLC 4 .875% 09/30/39 $ 743,966
2,289,981 (b) Topaz Solar Farms LLC 5 .750 09/30/39 2,249,219
1,000,000 Union Electric Co 2 .150 03/15/32 875,504
1,000,000 Union Electric Co 2 .625 03/15/51 594,988
2,000,000 (b),(f) Vistra Corp 7 .000 N/A 2,015,846
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 950,447
285,000 (b) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 299,982
TOTAL UTILITIES 53,603,948
TOTAL CORPORATE BONDS
(Cost $132,146,856) 128,343,900
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 23.0%
AGENCY SECURITIES - 0.3%
250,000 United States International Development Finance Corp 1 .650 04/15/28 241,885
108,852 United States International Development Finance Corp 1 .050 10/15/29 102,388
108,852 United States International Development Finance Corp 1 .790 10/15/29 103,661
108,852 United States International Development Finance Corp 2 .360 10/15/29 104,682
192,769 United States International Development Finance Corp 1 .630 07/15/38 158,739
TOTAL AGENCY SECURITIES 711,355
FOREIGN GOVERNMENT BONDS - 9.2%
1,000,000 African Development Bank 5 .750 08/07/74 989,096
400,000 (e) Agence Francaise de Developpement EPIC, Reg S 4 .375 06/04/29 399,572
1,900,000 Arab Petroleum Investments Corp, Reg S 1 .483 10/06/26 1,884,131
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 297,495
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,019,908
750,000 Asian Development Bank 3 .125 09/26/28 733,425
500,000 Brazilian Government International Bond 5 .500 02/04/33 492,725
1,326,000 European Investment Bank 2 .375 05/24/27 1,305,778
830,000 European Investment Bank 3 .250 11/15/27 819,995
250,000 European Investment Bank 1 .625 10/09/29 230,512
1,500,000 European Investment Bank 0 .750 09/23/30 1,301,158
1,000,000 European Investment Bank 3 .750 02/14/33 967,742
1,000,000 Export Development Canada 4 .750 06/05/34 1,023,795
1,488,000 Inter-American Development Bank 4 .375 02/01/27 1,490,634
1,000,000 (g) International Bank for Reconstruction & Development 0 .000 03/31/27 967,827
500,000 (g),(h) International Bank for Reconstruction & Development 0 .000 03/31/28 495,940
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,534,185
1,610,000 OMERS Finance Trust, Reg S 3 .500 04/19/32 1,524,798
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,572,365
TOTAL FOREIGN GOVERNMENT BONDS 19,051,081
MORTGAGE BACKED - 0.1%
249,942 (a) Fannie Mae-Aces 1 .286 01/25/31 218,648
TOTAL MORTGAGE BACKED 218,648
MUNICIPAL BONDS - 5.8%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 810,519
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,027,791
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 172,783
500,000 California Statewide Communities Development Authority 2 .682 02/01/39 392,099
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 512,619
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 235,132
142,958 (i) City of Fort Wayne IN 10 .750 12/01/29 14
500,000 Denver City & County Housing Authority 4 .125 06/01/28 498,553
1,000,000 (a),(b) Illinois Finance Authority 3 .850 04/01/56 1,000,000
290,000 Klickitat County Public Utilities 3 .688 12/01/38 254,848
350,000 Maryland Economic Development Corp 5 .942 05/31/57 355,203
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 280,108
170,000 Morris County Improvement Authority 1 .298 06/15/27 165,465
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 202,978
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 198,940
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 106,840
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 141,535

Green Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 165,000 Mount Shasta Public Financing Authority 2 .750% 08/01/39 $ 143,471
2,000,000 (a),(b) New Hampshire Business Finance Authority 3 .970 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 3 .840 07/01/33 850,000
240,000 (b),(h),(i) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,010,259
750,000 Public Finance Authority 5 .292 07/01/29 748,179
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 753,741
250,000 San Jose Financing Authority 4 .662 05/01/37 242,951
TOTAL MUNICIPAL BONDS 12,104,052
U.S. TREASURY SECURITIES - 7.6%
1,824,000 United States Treasury Note/Bond 4 .125 06/30/28 1,823,074
2,400,000 United States Treasury Note/Bond 4 .125 06/30/31 2,391,563
2,500,000 United States Treasury Note/Bond 4 .250 06/30/33 2,490,234
3,372,000 United States Treasury Note/Bond 4 .375 05/15/36 3,354,086
4,406,000 United States Treasury Note/Bond 5 .000 05/15/46 4,439,045
1,417,000 United States Treasury Note/Bond 4 .750 02/15/56 1,376,483
TOTAL U.S. TREASURY SECURITIES 15,874,485
TOTAL GOVERNMENT BONDS
(Cost $48,716,144) 47,959,621
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 144,600
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 144,600
UTILITIES - 0.2%
17,077 Brookfield Infrastructure Partners LP 279,380
16,000 Brookfield Renewable Partners LP 258,400
TOTAL UTILITIES 537,780
TOTAL PREFERRED STOCKS
(Cost $1,076,925) 682,380
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 11.8%
AUTOMOBILE ABS - 0.6%
900,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 7 .130 09/25/29 918,074
52,713 (b) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 52,753
311,415 (b) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 311,832
TOTAL AUTOMOBILE ABS 1,282,659
COMMERCIAL MBS - 4.9%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN 5 .390 04/15/34 228,688
1,500,000 (b) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 1,477,858
1,000,000 (b) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 963,359
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5 .840 10/15/35 4,581
700,000 (a),(b) BX Trust, (TSFR1M + 1.400%), Series 2026 CLS 5 .025 05/15/43 701,690
1,975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 15,235
500,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 505,298
100,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 96,543
100,000 (b) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 98,262
500,000 (a),(b) Manhattan West Mortgage Trust, Series 2026 2MW 5 .498 06/10/48 504,447
250,000 (a),(b) MFT Mortgage Trust, Series 2020 B6 3 .392 08/10/40 180,368
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 289,666
150,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE 6 .455 07/15/36 135,763
125,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 7 .955 07/15/36 101,261
850,000 (a),(b) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5 .368 10/15/40 854,256
325,000 (a),(b) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 321,828
11,470,000 (a),(b) NYC Commercial Mortgage Trust, Series 2021 909 0 .333 04/10/43 117,542
1,000,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 923,976
730,448 (b) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 706,047
500,000 (a),(b) SHOPS Commercial Mortgage Trust, Series 2026 CSTL 4 .971 05/05/39 496,840
125,000 (b) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 107,711

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 4.9% (continued)
$ 400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH 6 .045% 11/15/36 $ 399,599
1,000,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,012,652
TOTAL COMMERCIAL MBS 10,243,470
OTHER ABS - 6.3%
1,000,000 (b) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 959,509
58,929 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 47,453
203,927 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 167,678
208,164 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 103,789
321,756 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 279,386
732,220 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 657,746
833,677 (b) GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS 5 .520 02/22/55 770,230
204,475 (b) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 192,776
65,496 (b) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 63,423
98,591 (b) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 94,391
62,316 (b) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 59,811
30,888 (b) HERO Funding Trust, Series 2017 1A 4 .460 09/20/47 29,214
69,283 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 63,140
139,606 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 130,103
80,052 (b) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 69,286
118,315 (b) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 99,071
241,241 (b) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 211,492
81,848 (b) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 68,757
489,531 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .050 12/20/46 376,224
162,647 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .250 12/20/46 126,392
704,979 (b) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 698,822
346,082 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 286,090
814,375 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 451,645
674,462 (b) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 665,698
500,000 (b) Mosaic Solar Loan Trust, Series 2023 2A 8 .180 09/22/53 55,772
119,244 (b) Renew, Series 2021 1 2 .060 11/20/56 96,837
889,160 (b) Renew, Series 2024 2A 5 .326 11/20/60 857,289
925,299 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 768,560
805,810 (b) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 783,722
1,005,254 (b) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 966,038
180,241 (b) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 173,754
243,618 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 235,560
437,966 (b) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 421,303
190,550 (b) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 175,008
730,000 (b) Switch ABS Issuer LLC, Series 2025 2A 5 .121 10/25/55 718,708
244,611 (b) Trinity Rail Leasing 2025 LLC, Series 2025 1A 5 .090 10/19/55 242,870
122,915 (b) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 120,587
741,992 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 690,898
TOTAL OTHER ABS 12,979,032
TOTAL STRUCTURED ASSETS
(Cost $26,386,862) 24,505,161
TOTAL LONG-TERM INVESTMENTS
(Cost $211,669,485) 204,843,600

Green Bond

Consolidated Portfolio of Investments June 30, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
402,596 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(k) $ 402,596
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $402,596) 402,596
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENTS - 1.5%
$ 3,201,000 (l) Fixed Income Clearing Corporation 3 .650 07/01/26 3,201,000
TOTAL REPURCHASE AGREEMENTS 3,201,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,201,000) 3,201,000
TOTAL INVESTMENTS - 100.1%
(Cost $215,273,081) 208,447,196
OTHER ASSETS & LIABILITIES, NET - (0.1)% (274,207)
NET ASSETS - 100.0% $ 208,172,989
ABS Asset-Backed Security
EUR Euro
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $80,650,406 or 38.7% of Total
Investments.
(c) When-issued or delayed delivery security.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $384,930.
(e) All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(f) Perpetual security. Maturity date is not applicable.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $3,201,325 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 2/28/30, valued at $3,265,050.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 690,616 EUR 597,525 Bank of America, N.A. 07/08/26 $ 8,286
Total  $ 8,286
Total unrealized appreciation on forward foreign currency contracts  $ 8,286
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Green Bond
Long-Term Investments
:
Bank loan obligations $— $3,352,538 $— $3,352,538
Corporate bonds — 128,343,900 — 128,343,900
Government bonds — 47,463,657 495,964 47,959,621
Preferred stocks 682,380 — — 682,380
Structured assets — 24,505,161 — 24,505,161
Investments purchased with collateral from securities lending 402,596 — — 402,596
Short-Term Investments
:
Repurchase agreements — 3,201,000 — 3,201,000
$1,084,976 $206,866,256 $495,964 $208,447,196
Investments in Derivatives
Forward foreign currency contracts* – 8,286 – 8,286
$– $8,286 $– $8,286
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

High Yield Fund
Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 5.0%
AUTOMOBILES & COMPONENTS - 0.2%
$ 1,998,958 (a) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8 .163% 10/09/31 $ 1,941,848
3,136,361 (a) DexKo Global Inc., Term Loan B (294mm), (TSFR3M + 5.000%) 8 .663 10/09/31 3,053,043
TOTAL AUTOMOBILES & COMPONENTS 4,994,891
CAPITAL GOODS - 0.9%
4,402,622 (a) Columbus McKinnon Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .232 02/03/33 4,399,870
9,751,313 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .144 02/28/31 9,764,087
5,914,238 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6 .394 08/01/30 5,921,630
TOTAL CAPITAL GOODS 20,085,587
CONSUMER SERVICES - 0.3%
2,476,994 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .894 02/06/30 2,403,080
5,836,307 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .232 11/30/29 4,992,465
TOTAL CONSUMER SERVICES 7,395,545
ENERGY - 0.3%
298,938 (b) Cloud Peak Energy Resources LLC 12 .000 05/03/27 298,938
7,540,000 (a) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M + 3.250%) 6 .937 04/11/33 7,570,914
TOTAL ENERGY 7,869,852
FINANCIAL SERVICES - 0.1%
2,984,000 (a),(c) Clue Opco LLC, (TBD) TBD TBD 2,821,566
TOTAL FINANCIAL SERVICES 2,821,566
FOOD, BEVERAGE & TOBACCO - 0.4%
7,875,263 (a) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6 .482 03/31/31 7,920,270
TOTAL FOOD, BEVERAGE & TOBACCO 7,920,270
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
7,393,891 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.500%) 7 .144 08/25/32 7,407,755
4,427,629 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.000%) 5 .644 02/21/31 4,424,419
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,832,174
INSURANCE - 0.2%
4,925,000 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .644 11/06/30 4,467,393
TOTAL INSURANCE 4,467,393
MATERIALS - 0.3%
2,056,767 (a) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6 .894 02/19/30 1,899,424
4,975,000 (a) Qnity Electronics Inc, Term Loan B, (TSFR3M + 2.000%) 5 .666 11/01/32 4,991,119
TOTAL MATERIALS 6,890,543
MEDIA & ENTERTAINMENT - 0.4%
5,323,615 (a) Discovery Global Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .144 05/27/33 5,331,707
2,669,535 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 6 .735 12/01/28 2,673,379
TOTAL MEDIA & ENTERTAINMENT 8,005,086
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
4,962,406 (a) Bausch Health Companies Inc., Term Loan B, (TSFR1M + 6.250%) 9 .894 10/08/30 4,823,608
5,469,150 (a) Genmab AS, Term Loan B, (TSFR3M + 2.000%) 5 .732 12/13/32 5,471,556
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,295,164
SOFTWARE & SERVICES - 0.3%
933,000 (a) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan, (N/A + SOFR30A + 2.500%) 4 .310 11/17/31 953,046
5,858,614 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.500%) 6 .144 10/09/29 5,667,857
TOTAL SOFTWARE & SERVICES 6,620,903
TELECOMMUNICATION SERVICES - 0.6%
7,000,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M + 4.250%) 7 .903 04/03/31 6,590,710
7,500,000 (a) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .894 09/20/30 7,513,725
TOTAL TELECOMMUNICATION SERVICES 14,104,435
TOTAL BANK LOAN OBLIGATIONS
(Cost $114,333,491) 113,303,409

SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (b),(d) Cloud Peak Energy, Inc $ 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (d) Bright Bidco BV 3,315
5,572 (d) Bright Bidco BV 836
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,151
TELECOMMUNICATION SERVICES - 0.0%
22,638 (d) Altice France Lux 3 S.A. 445,984
TOTAL TELECOMMUNICATION SERVICES 445,984
TOTAL COMMON STOCKS
(Cost $1,165,628) 450,215
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 92.4%
AUTOMOBILES & COMPONENTS - 2.6%
$ 2,010,000 (e) Cyprium Corp 6 .125% 04/15/31 2,009,912
6,815,000 Goodyear Tire & Rubber Co 5 .000 07/15/29 6,514,580
4,650,000 Goodyear Tire & Rubber Co 5 .250 07/15/31 4,138,839
2,325,000 Goodyear Tire & Rubber Co 8 .875 07/15/32 2,345,182
14,950,000 (e) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 15,047,997
2,720,000 (e) IHO Verwaltungs GmbH 7 .375 05/15/33 2,827,823
5,770,000 (e) Phinia, Inc 6 .625 10/15/32 5,893,865
13,535,000 (e) ZF North America Capital, Inc 6 .750 04/23/30 13,421,650
7,180,000 (e) ZF North America Capital, Inc 7 .500 03/24/31 7,228,422
TOTAL AUTOMOBILES & COMPONENTS 59,428,270
CAPITAL GOODS - 6.3%
3,260,000 (e) ADI Escrow Issuer LLC 7 .125 07/15/34 3,319,637
4,350,000 (e) AECOM 6 .000 08/01/33 4,356,216
10,277,000 (e) Albion Financing  SARL 7 .000 05/21/30 10,641,052
7,675,000 (e),(f) Alta Equipment Group, Inc 9 .000 06/01/29 7,363,456
7,000,000 (e),(f) Camelot Return Merger Sub, Inc 8 .750 08/01/28 4,338,049
7,355,000 (e) Columbus McKinnon Corp 7 .125 01/31/33 7,370,659
2,335,000 (e) Gates Corp 6 .875 07/01/29 2,388,187
2,870,000 (e) Herc Holdings, Inc 6 .625 06/15/29 2,930,193
4,245,000 (e) Herc Holdings, Inc 7 .000 06/15/30 4,395,984
3,740,000 (e) Herc Holdings, Inc 5 .750 03/15/31 3,735,272
3,335,000 (e) Herc Holdings, Inc 7 .250 06/15/33 3,476,928
4,860,000 (e) Herc Holdings, Inc 6 .000 03/15/34 4,827,708
8,265,000 (e) Lsf12 Helix Parent LLC 7 .125 02/01/33 8,002,297
10,175,000 (e),(f) Masterbrand, Inc 7 .000 07/15/32 10,312,708
3,655,000 (e) New Flyer Holdings, Inc 9 .250 07/01/30 3,929,121
9,675,000 (e) Quikrete Holdings, Inc 6 .375 03/01/32 9,879,888
1,240,000 (e) QXO Building Products, Inc 6 .500 07/15/31 1,263,772
1,720,000 (e) QXO Building Products, Inc 6 .875 07/15/34 1,765,710
4,000,000 (e) Standard Building Solutions, Inc 6 .250 08/01/33 3,972,172
1,935,000 (e) Synergy Infrastructure Holdings LLC 7 .000 07/15/34 1,962,747
8,190,000 (e) TransDigm, Inc 6 .875 12/15/30 8,416,863
9,035,000 (e) TransDigm, Inc 6 .625 03/01/32 9,266,486
10,000,000 (e) TransDigm, Inc 6 .375 05/31/33 10,095,080
3,370,000 (e) TransDigm, Inc 6 .125 07/31/34 3,365,666
7,430,000 (e) Trinity Industries, Inc 7 .750 07/15/28 7,603,312
4,940,000 (e) United Rentals North America, Inc 5 .375 11/15/33 4,865,467
TOTAL CAPITAL GOODS 143,844,630
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
13,120,000 (e) AMN Healthcare, Inc 6 .500 01/15/31 13,199,783
4,165,000 (e) CACI International, Inc 6 .375 06/15/33 4,224,226
3,425,000 (e) Clean Harbors, Inc 5 .750 10/15/33 3,447,509
3,145,000 (e) Garda World Security Corp 6 .500 01/15/31 3,188,335
3,595,000 (e) GFL Environmental Holdings US, Inc 5 .500 02/01/34 3,516,229
9,200,000 (e) Neptune Bidco US, Inc 9 .290 04/15/29 9,382,372
325,000 (e) Prime Security Services Borrower LLC 3 .375 08/31/27 318,371

High Yield Fund

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 2.2% (continued)
$ 11,925,000 (e) RR Donnelley & Sons Co 9 .500% 08/01/29 $ 12,364,090
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,640,915
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
5,240,000 (e) Asbury Automotive Group, Inc 5 .000 02/15/32 5,011,954
14,840,000 (e) Bath & Body Works, Inc 6 .625 10/01/30 15,138,076
7,025,000 (e) Gee Automotive Holdings LLC 7 .250 03/01/31 7,117,948
6,675,000 (e) Group 1 Automotive, Inc 4 .000 08/15/28 6,499,328
1,000,000 (e) Kohl's Corp 10 .000 06/01/30 1,081,590
9,725,000 Kohl's Corp 5 .125 05/01/31 8,693,786
7,835,000 (e) LCM Investments Holdings II LLC 4 .875 05/01/29 7,628,349
620,000 (e) LCM Investments Holdings II LLC 8 .250 08/01/31 645,999
11,955,000 (e) Macy's Retail Holdings LLC 6 .125 03/15/32 12,014,785
11,990,000 (e) Michaels Cos, Inc 8 .500 03/15/33 11,876,030
3,005,000 (e),(f) Michaels Cos, Inc 11 .000 03/15/34 2,942,255
6,685,000 (e) Park River Holdings, Inc 8 .000 03/15/31 6,743,347
3,600,000 (e) PetSmart, Inc 7 .500 09/15/32 3,600,785
7,650,000 (e) QXO Building Products, Inc 6 .750 04/30/32 7,899,229
10,000,000 (e) Staples, Inc 10 .750 09/01/29 9,539,481
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 106,432,942
CONSUMER DURABLES & APPAREL - 1.2%
12,400,000 (e) CD&R Smokey Buyer, Inc 9 .500 10/15/29 6,572,010
3,180,000 (e) Champ Acquisition Corp 8 .375 12/01/31 3,327,511
5,200,000 Newell Rubbermaid, Inc 7 .500 04/01/46 4,851,152
7,680,000 (e) S&S Holdings LLC 8 .375 10/01/31 7,267,376
5,880,000 (e) Wolverine World Wide, Inc 4 .000 08/15/29 5,540,130
TOTAL CONSUMER DURABLES & APPAREL 27,558,179
CONSUMER SERVICES - 4.9%
4,260,000 (e),(f) Caesars Entertainment, Inc 6 .000 10/15/32 3,860,240
7,680,000 (e) Carnival Corp Ltd 5 .875 06/15/31 7,818,309
15,230,000 (e) CDI Escrow Issuer, Inc 5 .750 04/01/30 15,215,586
5,515,000 (e) Cinemark USA, Inc 5 .250 07/15/28 5,505,488
4,315,000 (e) Cinemark USA, Inc 7 .000 08/01/32 4,451,596
10,245,000 (e) Fertitta Entertainment LLC 4 .625 01/15/29 9,962,191
7,330,000 (e) Flutter Treasury DAC 5 .875 06/04/31 7,304,858
5,590,000 (e) Hilton Domestic Operating Co, Inc 5 .500 09/15/31 5,604,299
3,445,000 (e) Life Time, Inc 6 .000 11/15/31 3,498,388
5,015,000 (e) Light & Wonder International, Inc 6 .250 10/01/33 4,987,819
5,945,000 (e),(f) Marriott Ownership Resorts, Inc 6 .500 10/01/33 5,908,165
6,900,000 (e) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 5,822,178
5,350,000 (e) Motion Finco Sarl 8 .375 02/15/32 4,518,963
3,835,000 (e) NCL Corp Ltd 5 .875 01/15/31 3,722,068
3,310,000 (e) NCL Corp Ltd 6 .250 09/15/33 3,214,564
1,475,000 (e) Pioneer Opco LLC 7 .000 05/15/33 1,500,967
4,190,000 (e) Six Flags Entertainment Corp 8 .625 01/15/32 4,314,344
7,825,000 (e) Six Flags Entertainment Corp 6 .625 05/01/32 7,927,727
5,510,000 (e) Wynn Resorts Finance LLC 6 .250 03/15/33 5,530,640
TOTAL CONSUMER SERVICES 110,668,390
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
5,020,000 (e) Albertsons Cos, Inc 6 .500 02/15/28 5,060,823
3,545,000 (e) Albertsons Cos, Inc 6 .250 03/15/33 3,513,771
5,840,000 (e) Albertsons Cos, Inc 5 .750 03/31/34 5,561,696
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 14,136,290
ENERGY - 13.3%
7,475,000 (e) Antero Midstream Partners LP 5 .750 10/15/33 7,402,886
3,945,000 (e) Archrock Partners LP 6 .625 09/01/32 4,023,450
3,225,000 (e) Archrock Services LP 6 .000 02/01/34 3,205,635
6,800,000 (e) Ascent Resources Utica Holdings LLC 6 .625 10/15/32 6,884,952
2,315,000 (e) Ascent Resources Utica Holdings LLC 6 .625 07/15/33 2,341,271
3,375,000 (e) Borr IHC Ltd 8 .750 01/15/32 3,296,088
6,610,000 (e) Bristow Group, Inc 6 .750 02/01/33 6,629,156
6,040,000 (e) Buckeye Partners LP 6 .750 02/01/30 6,238,142
4,830,000 (e) California Resources Corp 7 .000 01/15/34 4,776,519

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 13.3% (continued)
$ 2,820,000 (e) Chord Energy Corp 6 .000% 10/01/30 $ 2,831,912
8,500,000 (e) Chord Energy Corp 6 .750 03/15/33 8,625,851
2,000,000 (e) Civitas Resources, Inc 8 .625 11/01/30 2,100,435
3,235,000 (e) Civitas Resources, Inc 8 .750 07/01/31 3,379,071
8,620,000 (e) CNX Resources Corp 7 .250 03/01/32 8,880,729
4,670,000 (e) CNX Resources Corp 5 .875 03/01/34 4,544,552
6,217,000 (e) CVR Energy, Inc 7 .500 02/15/31 6,187,410
9,455,000 (e) Delek Logistics Partners LP 7 .375 06/30/33 9,632,329
6,695,000 (e) Delek Logistics Partners LP 6 .875 06/01/34 6,663,434
10,000,000 (g) Energy Transfer LP 7 .125 N/A 10,318,150
7,470,000 (e) Harvest Midstream I LP 7 .500 05/15/32 7,737,186
2,720,000 (e) Harvest Midstream I LP 6 .750 05/15/34 2,758,772
6,185,000 (e) Hilcorp Energy I LP 6 .000 04/15/30 6,076,686
6,166,000 (e) Hilcorp Energy I LP 6 .000 02/01/31 5,972,643
7,585,000 (e) Hilcorp Energy I LP 6 .250 04/15/32 7,342,440
3,830,000 (e) Hilcorp Energy I LP 8 .375 11/01/33 3,988,062
7,530,000 (e) ITT Holdings LLC 6 .500 08/01/29 7,441,751
5,000,000 (e) Kinetik Holdings LP 6 .625 12/15/28 5,082,640
3,170,000 (e) Kodiak Gas Services LLC 5 .875 04/01/31 3,178,128
1,745,000 (e) Kodiak Gas Services LLC 6 .500 10/01/33 1,768,824
2,500,000 (e) Kodiak Gas Services LLC 6 .750 10/01/35 2,564,665
2,560,000 (e) Matador Resources Co 6 .250 04/15/33 2,550,677
2,005,000 (e) Matador Resources Co 6 .000 04/15/34 1,954,693
7,382,000 (e) Noble Finance II LLC 8 .000 04/15/30 7,648,915
2,400,000 (e),(f) PBF Holding Co LLC 9 .875 03/15/30 2,566,050
11,705,000 (e) PBF Holding Co LLC 7 .875 09/15/30 11,927,734
3,898,000 (e) Rockies Express Pipeline LLC 6 .750 03/15/33 4,006,801
8,020,000 (e) Seadrill Finance Ltd 6 .750 07/15/34 7,742,558
3,020,000 (e) SM Energy Co 6 .625 04/15/34 2,972,656
3,635,000 (e) Solaris Energy Infrastructure LLC 6 .375 05/15/31 3,675,557
5,200,000 South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 5,446,121
5,000,000 (e) Sunoco LP 5 .625 03/31/31 4,963,530
5,000,000 (e) Sunoco LP 6 .250 07/01/33 5,044,805
5,000,000 (e) Sunoco LP 5 .875 03/15/34 4,931,445
7,145,000 (e),(g) Sunoco LP 7 .875 N/A 7,430,351
756,923 (e) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 774,335
4,170,000 (e) Transocean International Ltd 7 .875 10/15/32 4,353,230
3,797,500 (e) Transocean, Inc 8 .750 02/15/30 3,946,009
2,500,000 (e) Transocean, Inc 8 .500 05/15/31 2,595,482
9,520,000 (e) USA Compression Partners LP 7 .125 03/15/29 9,751,707
2,090,000 (e) USA Compression Partners LP 6 .250 10/01/33 2,072,086
8,275,000 (e) Venture Global LNG, Inc 7 .000 01/15/30 8,439,788
10,375,000 (e) Venture Global LNG, Inc 9 .875 02/01/32 11,075,904
4,285,000 (e) Venture Global LNG, Inc 6 .375 12/15/34 4,211,136
7,900,000 (e),(g) Venture Global LNG, Inc 9 .000 N/A 7,712,890
2,515,000 (e) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 2,573,242
2,100,000 (e) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 2,188,162
4,710,000 (e) Venture Global Plaquemines LNG LLC 6 .500 06/15/34 4,906,760
3,780,000 (e) Weatherford International Ltd 6 .750 10/15/33 3,856,717
TOTAL ENERGY 303,193,110
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
10,290,000 (e) Iron Mountain, Inc 7 .000 02/15/29 10,484,275
6,542,000 (e) Iron Mountain, Inc 6 .250 01/15/33 6,610,521
5,735,000 (e) Iron Mountain, Inc 6 .250 01/15/35 5,757,355
3,900,000 (e) Millrose Properties, Inc 6 .375 08/01/30 3,952,845
4,175,000 (e) Millrose Properties, Inc 6 .250 09/15/32 4,211,331
9,130,000 (f) MPT Operating Partnership LP 5 .000 10/15/27 8,855,733
5,000,000 MPT Operating Partnership LP 3 .500 03/15/31 3,438,296
2,175,000 (e) MPT Operating Partnership LP 8 .500 02/15/32 2,226,743

High Yield Fund

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2% (continued)
$ 5,125,000 (e) RHP Hotel Properties LP 5 .750% 03/15/34 $ 5,077,456
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 50,614,555
FINANCIAL SERVICES - 10.8%
5,658,000 (e) Azorra Finance Ltd 7 .250 01/15/31 5,813,193
11,300,000 (e) Azorra Finance Ltd 6 .250 02/15/34 10,920,726
8,060,000 Block, Inc 6 .500 05/15/32 8,228,583
5,480,000 (e),(f) Burford Capital Global Finance LLC 7 .500 07/15/33 4,647,862
2,235,000 (e),(f) Burford Capital Global Finance LLC 8 .500 01/15/34 1,958,978
5,146,854 (e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 4,902,470
9,161,400 (e),(f) Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,323,222
10,310,000 (e) Encore Capital Group, Inc 8 .500 05/15/30 10,949,725
3,330,000 (e) Encore Capital Group, Inc 6 .625 04/15/31 3,368,288
10,900,000 (e) Encore Capital Group, Inc 6 .625 06/01/32 10,915,173
7,270,000 (e) FirstCash, Inc 6 .875 03/01/32 7,470,550
4,830,000 (e) FirstCash, Inc 6 .125 05/01/34 4,807,486
7,625,000 (e) Freedom Mortgage Holdings LLC 6 .875 05/01/31 7,399,777
6,050,000 (e) Freedom Mortgage Holdings LLC 8 .375 04/01/32 6,154,012
4,990,000 (e) Freedom Mortgage Holdings LLC 7 .875 04/01/33 4,866,348
3,050,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 3,231,042
2,025,000 HA Sustainable Infrastructure Capital, Inc 7 .125 11/15/56 2,055,701
10,900,000 (e) Hunt Cos, Inc 5 .250 04/15/29 10,770,761
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 10,199,802
1,800,000 Icahn Enterprises LP 9 .750 01/15/29 1,765,312
14,275,000 Icahn Enterprises LP 4 .375 02/01/29 12,192,173
12,650,000 (e) Jane Street Group 6 .125 11/01/32 12,652,631
4,000,000 Navient Corp 5 .000 03/15/27 3,968,388
9,260,000 Navient Corp 4 .875 03/15/28 9,083,164
5,450,000 (f) Navient Corp 5 .500 03/15/29 5,230,756
7,710,000 OneMain Finance Corp 6 .125 05/15/30 7,709,601
10,000,000 OneMain Finance Corp 4 .000 09/15/30 9,243,412
4,130,000 OneMain Finance Corp 6 .750 09/15/33 4,088,437
6,580,000 (e) Osaic Holdings, Inc 6 .750 08/01/32 6,591,252
8,120,000 (e) PennyMac Financial Services, Inc 7 .875 12/15/29 8,444,142
5,000,000 (e) PennyMac Financial Services, Inc 7 .125 11/15/30 5,066,905
5,645,000 (e) Rocket Cos, Inc 6 .375 08/01/33 5,740,764
4,820,000 (e) Starwood Property Trust, Inc 6 .000 04/15/30 4,837,554
4,065,000 (e) Starwood Property Trust, Inc 6 .500 07/01/30 4,151,259
1,005,000 (e) Starwood Property Trust, Inc 6 .125 06/01/31 1,010,313
6,725,000 (e),(f),(g),(h) UBS Group AG. 6 .600 N/A 6,783,864
3,600,000 (e) UWM Holdings LLC 6 .625 02/01/30 3,354,426
6,900,000 (e),(f) VistaJet Malta Finance plc 6 .375 02/01/30 6,565,581
TOTAL FINANCIAL SERVICES 245,463,633
FOOD, BEVERAGE & TOBACCO - 2.1%
4,400,000 (e) Chobani LLC 6 .375 04/15/34 4,465,538
10,000,000 (e) Post Holdings, Inc 6 .375 03/01/33 9,923,697
700,000 (e) Post Holdings, Inc 6 .250 10/15/34 687,788
4,035,000 (e) Post Holdings, Inc 6 .500 03/15/36 3,989,176
3,500,000 (e) Primo Water Holdings, Inc 6 .250 04/01/29 3,513,059
9,145,000 (e) Primo Water Holdings, Inc 4 .375 04/30/29 8,926,651
11,515,000 (e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 11,639,431
5,755,000 (c),(e) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 5,817,188
TOTAL FOOD, BEVERAGE & TOBACCO 48,962,528
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
4,800,000 (e) CHS 5 .250 05/15/30 4,529,425
5,077,000 (e) CHS 10 .875 01/15/32 5,467,630
5,300,000 (e) CHS 9 .750 01/15/34 5,533,629
5,000,000 CVS Health Corp 7 .000 03/10/55 5,191,010
4,160,000 (e) DaVita, Inc 4 .625 06/01/30 4,030,030
3,540,000 (e) DaVita, Inc 3 .750 02/15/31 3,279,864
3,400,000 (e) DaVita, Inc 6 .875 09/01/32 3,506,498
2,225,000 (e) Global Medical Response, Inc 7 .375 10/01/32 2,305,667
6,578,000 (e) IQVIA, Inc 6 .250 06/01/32 6,687,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.6% (continued)
$ 5,000,000 (e) LifePoint Health, Inc 8 .375% 02/15/32 $ 5,204,260
9,415,000 (e) LifePoint Health, Inc 7 .000 05/01/34 9,023,919
6,385,000 (e) Molina Healthcare, Inc 6 .500 02/15/31 6,495,429
2,000,000 (e) Molina Healthcare, Inc 6 .250 01/15/33 2,003,354
10,310,000 (e) National Mentor Holdings, Inc 10 .500 12/15/30 10,865,668
11,345,000 (e) Prime Healthcare Services, Inc 9 .375 09/01/29 11,851,996
6,780,000 (e) Radiology Partners, Inc 8 .500 07/15/32 7,075,602
2,205,000 (e),(f) Surgery Center Holdings, Inc 7 .250 04/15/32 2,232,212
8,745,000 (e) Team Health Holdings, Inc 8 .375 06/30/28 8,768,539
TOTAL HEALTH CARE EQUIPMENT & SERVICES 104,052,442
INSURANCE - 3.7%
3,710,000 (e) Acrisure LLC 6 .750 07/01/32 3,334,608
4,625,000 (e) Alliant Holdings Intermediate LLC 4 .250 10/15/27 4,569,266
9,305,000 (e) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,379,319
10,000,000 (e) Alliant Holdings Intermediate LLC 6 .500 10/01/31 9,972,573
8,400,000 (e) APH Somerset Investor 2 LLC 7 .875 11/01/29 8,505,840
11,290,000 (e) Ardonagh Finco Ltd 7 .750 02/15/31 11,417,204
4,365,000 (e) Asurion LLC 8 .000 12/31/32 4,397,984
6,905,000 (e) Asurion LLC 8 .375 02/01/34 6,391,814
20,475,000 (e) Panther Escrow Issuer LLC 7 .125 06/01/31 20,409,710
4,965,000 (e) Ryan Specialty LLC 5 .875 08/01/32 4,884,853
TOTAL INSURANCE 83,263,171
MATERIALS - 5.0%
3,335,000 (e) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 3,372,323
10,225,000 (e) Arsenal AIC Parent LLC 8 .000 10/01/30 10,656,495
6,110,000 (e) Avient Corp 7 .125 08/01/30 6,222,463
7,000,000 (e) Avient Corp 6 .250 11/01/31 7,093,254
6,600,000 (e) Bond US Bidco , Inc 7 .125 06/15/33 6,664,198
2,500,000 Celanese US Holdings LLC 7 .379 07/15/32 2,629,415
4,455,000 (e) Clydesdale Acquisition Holdings, Inc 8 .750 04/15/30 4,394,448
3,135,000 (e) Commercial Metals Co 6 .000 12/15/35 3,126,884
5,940,000 (e) Compass Minerals International, Inc 8 .000 07/01/30 6,264,318
8,900,000 (e) EverArc Escrow Sarl 5 .000 10/30/29 8,726,613
2,135,000 (e) FMC Corp 8 .125 06/01/31 2,222,086
3,800,000 (e) INEOS Finance plc 6 .750 05/15/28 3,774,771
2,500,000 (e) INEOS Finance plc 7 .500 04/15/29 2,430,588
1,655,000 (e) Mineral Resources Ltd 7 .000 04/01/31 1,713,103
1,620,000 (e) Mineral Resources Ltd 6 .000 05/01/32 1,602,560
1,170,000 (e) Mineral Resources Ltd 6 .250 05/01/34 1,150,457
11,100,000 (e) Olin Corp 6 .625 04/01/33 10,960,343
3,270,000 (e) Olympus Water US Holding Corp 6 .750 08/01/32 3,195,048
2,960,000 (e),(f) Owens-Brockway Glass Container, Inc 9 .500 06/01/33 3,032,135
6,330,000 (e) Qnity Electronics, Inc 5 .750 08/15/32 6,363,714
2,030,000 (e) Qnity Electronics, Inc 6 .250 08/15/33 2,065,395
5,000,000 (e) SCIH Salt Holdings, Inc 4 .875 05/01/28 4,932,440
2,135,000 (e) Solstice Advanced Materials, Inc 5 .625 09/30/33 2,121,724
3,000,000 (e) Sword Purchaser LLC 8 .250 04/15/33 3,104,310
4,200,000 (e) WR Grace Holdings LLC 6 .625 08/15/32 4,073,485
1,810,000 (e) WR Grace Holdings LLC 7 .000 08/01/33 1,762,501
TOTAL MATERIALS 113,655,071
MEDIA & ENTERTAINMENT - 8.8%
1,704,186 (e) Advantage Sales & Marketing, Inc 9 .000 11/15/30 1,518,856
4,860,000 (e) Arches Buyer, Inc 4 .250 06/01/28 4,762,683
5,120,000 (e) CCO Holdings LLC 5 .375 06/01/29 5,008,722
12,250,000 (e) CCO Holdings LLC 4 .500 08/15/30 11,386,902
4,025,000 (e) CCO Holdings LLC 4 .250 02/01/31 3,624,843
10,800,000 CCO Holdings LLC 4 .500 05/01/32 9,532,826
2,400,000 (e),(f) CCO Holdings LLC 7 .000 02/01/33 2,353,646
10,000,000 Charter Communications Operating LLC 4 .400 12/01/61 6,455,819
1,000,000 (e) DIRECTV Financing LLC 8 .875 02/01/30 1,016,519
9,260,000 (e) DIRECTV Financing LLC 8 .875 02/01/30 9,424,300
3,915,000 (e) DIRECTV Financing LLC 10 .000 02/15/31 4,062,615

High Yield Fund

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 8.8% (continued)
$ 12,235,000 (e) DIRECTV Financing LLC 9 .250% 06/01/32 $ 12,431,323
5,000,000 Discovery Global Holdings, Inc 4 .279 03/15/32 4,486,750
6,825,000 Discovery Global Holdings, Inc 5 .050 03/15/42 4,999,790
4,550,000 Discovery Global Holdings, Inc 5 .141 03/15/52 3,048,500
5,195,000 (e) Gray Media, Inc 7 .250 08/15/33 5,115,270
3,780,000 (e) Gray Television, Inc 10 .500 07/15/29 3,990,138
4,900,000 (e) Gray Television, Inc 4 .750 10/15/30 3,519,812
7,500,000 (e) McGraw-Hill Education, Inc 7 .375 09/01/31 7,622,288
4,120,000 (e) Neptune Bidco US, Inc 10 .375 05/15/31 4,270,030
2,000,000 (e) Neptune Bidco US, Inc 9 .500 02/15/33 2,022,114
9,390,000 (e) Nexstar Media, Inc 6 .500 09/15/33 9,387,393
4,150,000 (e) Nexstar Media, Inc 7 .250 04/15/34 4,139,540
6,185,000 (e) OAK-Eagle Acquireco, Inc 7 .250 07/01/33 6,470,199
4,105,000 (e) OAK-Eagle Acquireco, Inc 8 .750 07/01/34 4,356,727
3,000,000 Paramount Global 4 .950 01/15/31 2,788,617
7,000,000 (e) Scripps Escrow II, Inc 3 .875 01/15/29 6,385,978
1,980,000 (e) Sirius XM Radio, Inc 4 .125 07/01/30 1,863,634
3,745,000 (e) Sirius XM Radio, Inc 3 .875 09/01/31 3,401,611
9,425,000 (e) Sunrise FinCo I BV 4 .875 07/15/31 8,913,317
8,900,000 (e) Univision Communications, Inc 4 .500 05/01/29 8,498,779
4,414,000 (e) Univision Communications, Inc 8 .500 07/31/31 4,433,099
2,325,000 (e) Univision Communications, Inc 8 .875 04/15/33 2,288,785
13,865,000 (e) Virgin Media Secured Finance plc 5 .500 05/15/29 13,160,009
5,675,000 (e) VZ Secured Financing BV 5 .000 01/15/32 4,966,619
9,672,000 (e) Ziff Davis, Inc 4 .625 10/15/30 9,092,535
TOTAL MEDIA & ENTERTAINMENT 200,800,588
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
12,981,000 (e) 1261229 BC Ltd 10 .000 04/15/32 13,147,624
3,360,000 (e) Bausch Health Cos, Inc 4 .875 06/01/28 3,106,790
2,770,000 (e) BioMarin Pharmaceutical, Inc 5 .500 01/31/34 2,721,379
1,800,000 (e) Emergent BioSolutions, Inc 3 .875 08/15/28 1,668,888
1,335,000 (e) GENMAB A.S. 7 .250 12/15/33 1,391,869
6,610,000 (e) Organon & Co 7 .875 05/15/34 7,076,481
12,700,000 (e) Organon Finance  LLC 5 .125 04/30/31 12,564,690
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,677,721
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
12,655,400 (e) Anywhere Real Estate Group LLC 7 .000 04/15/30 12,754,694
2,730,000 (e) Kennedy-Wilson, Inc 7 .000 06/01/31 2,790,701
742,000 (e) Realogy Group LLC 5 .250 04/15/30 716,084
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,261,479
SOFTWARE & SERVICES - 1.8%
9,675,000 (e) Ahead DB Holdings LLC 6 .625 05/01/28 9,669,727
9,685,000 (e) ASGN, Inc 4 .625 05/15/28 8,965,236
2,500,000 (e) Cloud Software Group, Inc 6 .500 03/31/29 2,425,703
1,800,000 (e) CoreWeave, Inc 9 .250 06/01/30 1,811,692
4,210,000 (e) CoreWeave, Inc 9 .750 10/01/31 4,200,713
11,000,180 (e) Rackspace Finance LLC 3 .500 05/15/28 9,982,663
3,374,000 (e) Rocket Software, Inc 9 .000 11/28/28 3,353,846
TOTAL SOFTWARE & SERVICES 40,409,580
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (e) Imola Merger Corp 4 .750 05/15/29 9,167,978
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,167,978
TELECOMMUNICATION SERVICES - 7.5%
3,810,979 (e) Altice France Lux 3 9 .500 11/01/29 3,868,586
3,580,000 (e) APLD ComputeCo 2 LLC 6 .750 03/15/31 3,592,863
2,400,000 (e) APLD ComputeCo LLC 9 .250 12/15/30 2,589,082
3,955,000 (e) APLD ComputeCo LLC 7 .000 06/15/31 3,946,893
3,145,000 (e) Black Pearl Compute LLC 6 .125 02/15/31 3,185,303
5,850,000 (e) Cipher Compute LLC 7 .125 11/15/30 6,081,207
11,930,000 (e) Digicel International Finance Ltd 8 .625 08/01/32 12,282,531
7,380,000 (e) Edged Compute LLC 7 .500 04/30/31 7,192,787
6,160,000 (e) Iliad Holding SAS 7 .000 04/15/32 6,278,007

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 7.5% (continued)
$ 8,720,000 (e) Iliad Holding SASU 7 .000% 10/15/28 $ 8,757,409
5,000,000 (e) Iliad Holding SASU 8 .500 04/15/31 5,297,175
9,560,000 (e) Level 3 Financing, Inc 6 .875 06/30/33 9,821,944
7,510,000 (e) Level 3 Financing, Inc 7 .000 03/31/34 7,743,846
14,265,000 (e) Level 3 Financing, Inc 8 .500 01/15/36 15,318,242
2,935,000 (e) Level 3 Financing, Inc 7 .500 02/15/37 3,012,422
2,195,000 (e) Meridian Arc Holdco LLC 6 .250 04/30/31 2,199,917
2,400,000 (e) PR RNO Property Owner  LLC 6 .500 05/01/31 2,396,537
10,000,000 Rogers Communications, Inc 7 .000 04/15/55 10,233,044
6,655,000 (e) Sable International Finance Ltd 7 .125 10/15/32 6,605,550
3,865,000 (e) SV RNO Property Owner  LLC 5 .875 03/01/31 3,809,280
7,500,000 TELUS Corp 6 .625 10/15/55 7,604,438
4,515,000 (e) Uniti Group LP 8 .625 06/15/32 4,710,119
4,355,000 (e) Uniti Services LLC 7 .500 10/15/33 4,583,102
9,550,000 (e) Windstream Escrow LLC 8 .250 10/01/31 10,071,000
3,000,000 (e) WULF Compute LLC 7 .750 10/15/30 3,151,044
6,988,546 (e) Zayo Group Holdings, Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 6,979,810
3,137,809 (e) Zayo Group Holdings, Inc, (cash 7.125%, PIK 1.875%) 13 .750 09/09/30 3,099,308
7,313,000 (e) Zegona Finance plc 8 .625 07/15/29 7,637,032
TOTAL TELECOMMUNICATION SERVICES 172,048,478
TRANSPORTATION - 1.6%
8,590,000 (e),(f) Alaska Airlines, Inc 6 .500 06/01/31 8,635,102
6,805,000 (e),(f) American Airlines, Inc 7 .250 02/15/28 6,887,749
2,500,000 (e) American Airlines, Inc 5 .750 04/20/29 2,504,855
4,240,000 (e) GB AIT Buyer, Inc 8 .750 04/30/34 4,251,275
3,500,000 (e),(f) GN Bondco LLC 9 .500 10/15/31 3,364,910
5,460,000 (e) Stonepeak Nile Parent LLC 7 .250 03/15/32 5,654,021
2,695,000 United Airlines Holdings, Inc 5 .375 03/01/31 2,675,644
2,805,000 (e) XPO, Inc 7 .125 06/01/31 2,900,583
TOTAL TRANSPORTATION 36,874,139
UTILITIES - 5.6%
2,425,000 (e) AltaGas Ltd 7 .200 10/15/54 2,542,380
13,900,000 (e) California Buyer Ltd 6 .375 02/15/32 13,934,333
2,870,000 (e) Clearway Energy Operating LLC 5 .750 01/15/34 2,814,071
4,620,000 (e) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 4,688,515
18,678,000 (e) Ferrellgas LP 5 .875 04/01/29 18,166,708
5,000,000 (e) Ferrellgas LP 9 .250 01/15/31 5,269,465
1,800,000 (e) Long Ridge Energy LLC 8 .750 02/15/32 1,899,899
7,500,000 (e) NRG Energy, Inc 6 .000 02/01/33 7,540,050
5,000,000 (e) NRG Energy, Inc 5 .750 01/15/34 4,960,957
2,335,000 (e) NRG Energy, Inc 5 .875 05/15/34 2,322,718
6,000,000 (e) NRG Energy, Inc 6 .250 11/01/34 6,075,140
1,800,000 (e) Suburban Propane Partners LP 5 .000 06/01/31 1,706,383
9,836,000 (e) Superior Plus LP 4 .500 03/15/29 9,537,509
3,000,000 (e) Talen Energy Supply LLC 6 .125 05/01/31 3,000,057
7,000,000 (e) Talen Energy Supply LLC 6 .375 05/01/33 6,991,165
6,425,000 (e) Talen Energy Supply LLC 6 .250 02/01/34 6,385,949
2,615,000 (e) Talen Energy Supply LLC 6 .500 02/01/36 2,636,331
10,000,000 (e) TerraForm Power Operating LLC 5 .000 01/31/28 9,938,315
5,775,000 (e) VoltaGrid LLC 7 .375 11/01/30 5,995,437
6,400,000 (e),(f) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 6,825,600
4,185,000 (e) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 4,487,839
TOTAL UTILITIES 127,718,821
TOTAL CORPORATE BONDS
(Cost $2,114,076,298) 2,105,872,910
TOTAL LONG-TERM INVESTMENTS
(Cost $2,229,575,417) 2,219,626,534

High Yield Fund

Portfolio of Investments June 30, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1%
69,685,896 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(j) $ 69,685,896
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $69,685,896) 69,685,896
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 3,200,000 (k) Federal Home Loan Bank (FHLB) 0 .000 08/10/26 3,186,661
TOTAL GOVERNMENT AGENCY DEBT 3,186,661
REPURCHASE AGREEMENTS - 1.0%
21,678,000 (l) Fixed Income Clearing Corporation 3 .650 07/01/26 21,678,000
TOTAL REPURCHASE AGREEMENTS 21,678,000
TREASURY DEBT - 0.4%
5,000,000 (k) United States Treasury Bill 0 .000 08/18/26 4,975,612
5,000,000 (k) United States Treasury Bill 0 .000 12/17/26 4,910,688
TOTAL TREASURY DEBT 9,886,300
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,754,386) 34,750,961
TOTAL INVESTMENTS - 102.0%
(Cost $2,334,015,699) 2,324,063,391
OTHER ASSETS & LIABILITIES, NET - (2.0)% (44,571,662)
NET ASSETS - 100.0% $ 2,279,491,729
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) When-issued or delayed delivery security.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,914,628,847 or 82.4% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,641,186.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $21,680,198 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
1.250% and maturity date 4/15/28, valued at $22,111,715.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
High Yield
Long-Term Investments
:
Bank loan obligations $— $113,004,471 $298,938 $113,303,409
Common stocks — 450,135 80 450,215
Corporate bonds — 2,105,872,910 — 2,105,872,910
Investments purchased with collateral from securities lending 69,685,896 — — 69,685,896
Short-Term Investments
:
Government agency debt — 3,186,661 — 3,186,661
Repurchase agreements — 21,678,000 — 21,678,000
Treasury debt — 9,886,300 — 9,886,300
$69,685,896 $2,254,078,477 $299,018 $2,324,063,391
1 1 1 1 1

Short Duration and Impact Bond
Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 1.5%
UTILITIES - 1.5%
$ 1,314,330 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .666% 12/15/27 $ 1,312,964
5,065,608 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .732 05/30/29 5,074,042
TOTAL UTILITIES 6,387,006
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,362,736) 6,387,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 55.1%
AUTOMOBILES & COMPONENTS - 0.3%
1,254,000 Honda Motor Co Ltd 2 .534 03/10/27 1,237,447
200,000 Toyota Motor Corp 4 .450 06/30/30 199,093
TOTAL AUTOMOBILES & COMPONENTS 1,436,540
BANKS - 17.7%
2,500,000 (b) ABN AMRO Bank NV 2 .470 12/13/29 2,367,386
500,000 (c) Bank of America Corp 6 .625 N/A 515,489
1,825,000 (b) BNP Paribas S.A. 4 .892 06/30/30 1,824,748
6,268,000 (b) BPCE S.A. 2 .045 10/19/27 6,219,958
2,500,000 (a) Canadian Imperial Bank of Commerce, (SOFR + 0.660%) 4 .297 06/26/28 2,501,009
725,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 726,631
3,549,000 (a) CitiBank NA, (SOFR + 0.712%) 4 .341 11/19/27 3,552,732
1,000,000 CitiBank NA 4 .876 11/19/27 1,001,886
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 981,245
275,000 Deutsche Bank AG. 6 .819 11/20/29 287,663
750,000 (b) Federation des Caisses Desjardins du Quebec 1 .200 10/14/26 743,799
600,000 (b) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 610,825
400,000 (b) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 397,386
1,000,000 (b) Federation des Caisses Desjardins du Quebec 5 .021 05/27/31 1,006,474
5,105,000 Fifth Third Bancorp 1 .707 11/01/27 5,055,610
2,800,000 (b),(d) ING Bank NV 4 .711 07/07/31 2,793,025
1,500,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.170%) 3 .808 09/16/26 1,500,120
2,340,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.350%) 3 .985 10/04/27 2,344,714
1,000,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.300%) 4 .093 02/15/29 1,001,020
1,000,000 Inter-American Development Bank 3 .802 11/12/30 969,959
4,000,000 (b) Intesa Sanpaolo S.p.A 5 .000 06/29/30 4,004,720
3,236,000 JPMorgan Chase & Co 6 .070 10/22/27 3,251,704
925,000 JPMorgan Chase & Co 5 .571 04/22/28 932,712
1,000,000 (a),(b) KEB Hana Bank, (SOFR + 0.600%) 4 .232 10/21/28 1,003,293
2,500,000 M&T Bank Corp 4 .833 01/16/29 2,505,007
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 554,612
2,500,000 (a) Morgan Stanley Bank NA, (SOFR Compounded Index + 0.980%) 4 .607 05/10/30 2,511,360
275,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 273,759
2,025,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 1,990,334
3,374,000 PNC Financial Services Group, Inc 1 .150 08/13/26 3,363,025
5,951,000 Royal Bank of Canada 1 .150 07/14/26 5,944,692
250,000 (b) Royal Bank of Canada 1 .050 09/14/26 248,474
1,000,000 (b),(e) Royal Bank of Canada 4 .851 12/14/26 1,002,916
2,850,000 (a),(b) Skandinaviska Enskilda Banken AB, (SOFR Compounded Index + 0.680%) 4 .318 03/12/29 2,859,633
5,681,000 (b) Swedbank AB 1 .538 11/16/26 5,623,236
5,258,000 Toronto-Dominion Bank 5 .264 12/11/26 5,281,489
TOTAL BANKS 77,752,645
CAPITAL GOODS - 0.3%
1,535,000 Nature Conservancy 1 .304 07/01/28 1,432,619
TOTAL CAPITAL GOODS 1,432,619
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
500,000 Capital Impact Partners 5 .335 08/01/30 505,488
1,800,000 Corp Andina de Fomento 4 .251 02/03/31 1,749,474

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.0% (continued)
$ 2,100,000 International Bank for Reconstruction & Development 1 .123% 03/31/32 $ 2,076,165
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,331,127
CONSUMER SERVICES - 0.8%
1,000,000 Henry J Kaiser Family Foundation 4 .214 12/01/30 994,049
640,000 Nature Conservancy 0 .944 07/01/26 640,000
237,000 Nature Conservancy 1 .154 07/01/27 228,381
1,000,000 Trustees of Dartmouth College 4 .273 06/01/30 993,065
500,000 YMCA of Greater New York 5 .184 08/01/30 495,126
TOTAL CONSUMER SERVICES 3,350,621
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
500,000 SYSCO Corp 5 .100 09/23/30 504,781
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 504,781
ENERGY - 1.5%
5,000,000 CIF Capital Markets Mechanism plc, Reg S 4 .750 01/22/28 5,028,448
1,025,000 EOG Resources, Inc 4 .400 01/15/31 1,011,428
500,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 509,262
TOTAL ENERGY 6,549,138
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,000,000 AvalonBay Communities, Inc 1 .900 12/01/28 940,672
2,908,000 ERP Operating LP 4 .150 12/01/28 2,880,342
180,000 (b) Starwood Property Trust, Inc 5 .250 10/15/28 179,179
5,000,000 Welltower OP LLC 2 .700 02/15/27 4,950,951
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,951,144
FINANCIAL SERVICES - 7.5%
2,000,000 (b) Bank of ,NV Scotia 1 .188 10/13/26 1,983,977
2,000,000 Bank of Montreal 4 .100 12/15/27 1,997,284
239,583 BB Blue Financing DAC 4 .395 09/20/29 232,272
3,000,000 (b) Canadian Imperial Bank of Commerce 1 .846 01/19/27 2,962,748
250,000 (b) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 262,672
530,000 Community Preservation Corp 2 .867 02/01/30 490,837
4,750,000 (a) International Finance Corp, (SOFR Compounded Index + 0.270%) 3 .900 07/30/27 4,754,561
1,145,000 (a) International Finance Corp, (SOFR Compounded Index + 0.310%) 3 .940 08/28/28 1,147,533
3,500,000 (a) International Finance Corp, (SOFR Compounded Index + 0.360%) 3 .994 08/28/29 3,508,977
750,000 Low Income Investment Fund 3 .711 07/01/29 718,588
2,500,000 Mastercard, Inc 1 .900 03/15/31 2,222,120
2,700,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 2,329,563
500,000 Private Export Funding Corp 1 .400 07/15/28 470,308
668,000 Private Export Funding Corp 4 .300 12/15/28 666,754
1,000,000 Reinvestment Fund, Inc 3 .930 02/15/28 980,017
495,000 (b),(d) Starwood Property Trust, Inc 5 .875 08/15/29 496,480
263,000 (b) Starwood Property Trust, Inc 6 .500 10/15/30 269,071
570,000 (b) Starwood Property Trust, Inc 6 .125 06/01/31 573,014
5,000,000 (b) Sumitomo Mitsui Trust Bank Ltd 2 .800 03/10/27 4,950,643
1,500,000 Visa, Inc 0 .750 08/15/27 1,443,587
244,631 (b) WLB Asset II D Pte Ltd 6 .500 12/21/26 237,827
246,972 (b) WLB Asset VI Pte Ltd 7 .250 12/21/27 253,862
231,250 (b) WLB Asset VII Pte Ltd 5 .880 07/30/29 230,254
TOTAL FINANCIAL SERVICES 33,182,949
HEALTH CARE EQUIPMENT & SERVICES - 2.2%
500,000 International Finance Facility for Immunisation Co, Reg S 4 .125 10/29/27 499,073
2,250,000 International Finance Facility for Immunisation Co, Reg S 4 .000 04/29/31 2,216,133
5,915,000 Kaiser Foundation Hospitals 3 .150 05/01/27 5,863,336
1,000,000 Seattle Children's Hospital 1 .208 10/01/27 960,415
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,538,957
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,010,542
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,010,542
INSURANCE - 2.6%
4,607,000 (b) Metropolitan Life Global Funding I 4 .400 06/30/27 4,616,453
4,800,000 (b) Principal Life Global Funding II 1 .250 08/16/26 4,782,424

Short Duration and Impact Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.6% (continued)
$ 2,000,000 (b) USAA Capital Corp 2 .125% 05/01/30 $ 1,825,462
TOTAL INSURANCE 11,224,339
MATERIALS - 0.5%
1,280,000 (b),(e) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 1,294,325
1,000,000 (b) LG Chem Ltd 1 .375 07/07/26 999,698
TOTAL MATERIALS 2,294,023
MEDIA & ENTERTAINMENT - 0.6%
1,100,000 Asian Infrastructure Investment Bank, Reg S 4 .000 01/15/27 1,099,854
1,350,000 (b) Central American Bank for Economic Integration 3 .750 01/22/29 1,329,339
TOTAL MEDIA & ENTERTAINMENT 2,429,193
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
3,500,000 Pfizer, Inc 2 .625 04/01/30 3,270,709
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,270,709
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
2,500,000 Bridge Housing Corp 3 .250 07/15/30 2,307,678
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,307,678
TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
5,000,000 Apple, Inc 3 .000 06/20/27 4,944,846
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,944,846
TELECOMMUNICATION SERVICES - 1.1%
3,480,000 (b) NTT Finance Corp 4 .372 07/27/27 3,474,491
1,000,000 Verizon Communications, Inc 1 .500 09/18/30 880,490
495,000 (b) WULF Compute LLC 7 .750 10/15/30 519,922
TOTAL TELECOMMUNICATION SERVICES 4,874,903
TRANSPORTATION - 2.7%
729,730 (b) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 723,143
2,653,656 (b) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 2,613,128
437,360 (b) Air Canada Pass Through Trust 3 .300 01/15/30 415,506
1,649,462 (b) British Airways 2021-, Cl A Pass Through Trust 2 .900 03/15/35 1,506,785
2,475,000 Canadian National Railway Co 4 .350 05/12/29 2,459,300
4,752,000 Norfolk Southern Corp 2 .300 05/15/31 4,256,297
TOTAL TRANSPORTATION 11,974,159
UTILITIES - 11.6%
1,000,000 Abu Dhabi Future Energy Co Pjsc Masdar, Reg S 4 .875 05/21/30 997,319
580,000 AES Corp 2 .450 01/15/31 517,384
2,000,000 (b) California Buyer Ltd 6 .375 02/15/32 2,004,940
3,575,000 (b) Chpe LLC 4 .875 06/30/31 3,568,040
250,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 250,505
500,000 Connecticut Light and Power Co 4 .650 01/01/29 501,508
126,913 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 127,501
393,589 (b) Continental Wind LLC 6 .000 02/28/33 397,031
250,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 253,707
1,000,000 DTE Electric Co 1 .900 04/01/28 960,098
2,687,000 Duke Energy Carolinas LLC 3 .950 11/15/28 2,656,227
3,089,000 Evergy Kansas Central, Inc 2 .550 07/01/26 3,089,000
2,000,000 (b) Hanwha Q Cells Americas Holdings Corp 4 .375 05/21/29 1,986,707
2,202,000 International Development Association, Reg S 0 .750 06/10/27 2,133,355
425,000 (b) International Development Association 4 .375 11/27/29 426,777
450,000 (b) International Development Association 4 .000 06/11/30 445,841
569,000 International Development Association, Reg S 1 .000 12/03/30 496,085
2,500,000 Interstate Power and Light Co 4 .100 09/26/28 2,471,696
2,805,000 Interstate Power and Light Co 3 .600 04/01/29 2,733,099
500,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 447,740
2,000,000 MidAmerican Energy Co 3 .100 05/01/27 1,981,650
500,000 MidAmerican Energy Co 3 .650 04/15/29 488,845
2,425,000 National Fuel Gas Co 4 .750 05/15/29 2,418,472
2,450,000 National Fuel Gas Co 5 .050 10/15/31 2,439,141
2,086,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,828,028
237,000 (b),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 245,233
1,500,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,351,488
407,935 PG&E Recovery Funding LLC 4 .838 06/01/33 408,876

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 11.6% (continued)
$ 250,000 (e) Public Service Co of Colorado 3 .700% 06/15/28 $ 246,579
1,050,000 Puget Energy, Inc 7 .000 09/15/56 1,061,475
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 277,215
178,409 SCE Recovery Funding LLC 1 .977 11/15/28 172,558
2,010,021 (b) Solar Star Funding LLC 3 .950 06/30/35 1,880,007
1,841,645 (b) Solar Star Funding LLC 5 .375 06/30/35 1,832,893
275,000 Southern California Edison Co 4 .875 02/01/27 275,435
5,000,000 (b) Topaz Solar Farms LLC 5 .750 09/30/39 4,911,000
2,000,000 Tucson Electric Power Co 1 .500 08/01/30 1,763,520
1,000,000 Zions Bancorp NA 4 .704 08/18/28 998,325
TOTAL UTILITIES 51,045,300
TOTAL CORPORATE BONDS
(Cost $243,219,770) 242,406,213
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 30.9%
AGENCY SECURITIES - 0.3%
500,000 Private Export Funding Corp 3 .900 10/15/27 497,825
577,099 Thirax  LLC 0 .968 01/14/33 509,131
108,852 United States International Development Finance Corp 1 .050 10/15/29 102,388
108,852 United States International Development Finance Corp 1 .790 10/15/29 103,661
TOTAL AGENCY SECURITIES 1,213,005
FOREIGN GOVERNMENT BONDS - 10.3%
5,000,000 African Development Bank 4 .125 02/25/27 5,000,606
2,600,000 Agence Francaise de Developpement EPIC, Reg S 4 .000 06/15/27 2,591,550
2,800,000 Agence Francaise de Developpement EPIC, Reg S 4 .000 09/21/27 2,787,449
2,200,000 Arab Petroleum Investments Corp, Reg S 1 .483 10/06/26 2,181,626
1,500,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 1,487,472
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,019,908
1,000,000 Asian Development Bank 1 .750 08/14/26 997,451
103,000 Asian Development Bank 2 .375 08/10/27 101,020
2,750,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 2,754,776
1,700,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S 4 .247 08/16/27 1,706,726
2,465,000 (a),(b) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .247 08/16/27 2,474,753
250,000 (b) BNG Bank NV 3 .500 05/19/28 246,756
2,000,000 (b) BNG Bank NV 3 .875 04/29/31 1,964,732
1,350,000 (b) Caisse d'Amortissement de la Dette Sociale 4 .250 08/21/29 1,345,910
250,000 Canada Government International Bond 4 .000 03/18/30 248,278
3,095,000 Council Of Europe Development Bank 4 .625 06/11/27 3,108,407
2,500,000 European Investment Bank 2 .375 05/24/27 2,461,874
5,353,000 European Investment Bank 0 .875 05/17/30 4,718,885
450,000 Export Development Canada 3 .875 02/14/28 447,705
1,000,000 Inter-American Development Bank 2 .000 07/23/26 998,885
250,000 Inter-American Development Bank 1 .500 01/13/27 246,683
1,000,000 Inter-American Development Bank 4 .375 02/01/27 1,001,770
500,000 Inter-American Investment Corp 4 .125 02/15/28 499,052
250,000 (f) International Bank for Reconstruction & Development 0 .000 03/31/27 241,957
500,000 (f),(g) International Bank for Reconstruction & Development 0 .000 03/31/28 495,940
1,478,000 (e) International Finance Corp 4 .375 01/15/27 1,480,248
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 500,664
250,000 Japan International Cooperation Agency 4 .000 05/23/28 248,287
200,000 Japan International Cooperation Agency 4 .250 05/22/30 198,911
1,000,000 (a),(b) Korea Electric Power Corp, (SOFR + 0.620%) 4 .245 11/12/28 1,001,490
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 496,380
500,000 Province of Ontario Canada 1 .125 10/07/30 438,668
TOTAL FOREIGN GOVERNMENT BONDS 45,494,819
MORTGAGE BACKED - 0.0%
27,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .228 07/25/42 27,724
50,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 51,692

Short Duration and Impact Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 30,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .328% 07/25/43 $ 30,698
TOTAL MORTGAGE BACKED 110,114
MUNICIPAL BONDS - 8.3%
1,000,000 Arizona Industrial Development Authority 4 .604 10/01/28 997,528
1,000,000 Arizona Industrial Development Authority 4 .709 10/01/29 998,474
550,000 Broomfield Urban Renewal Authority 4 .650 12/01/27 552,101
500,000 California Earthquake Authority 5 .603 07/01/27 502,259
1,000,000 California Health Facilities Financing Authority 3 .244 06/01/27 990,372
500,000 California Health Facilities Financing Authority 3 .690 06/01/31 480,244
2,200,000 California Housing Finance Agency 4 .350 11/01/29 2,190,998
720,000 California Housing Finance Agency 4 .607 07/01/31 720,000
205,000 California State Public Works Board 3 .770 11/01/26 204,690
910,000 California Statewide Communities Development Authority 1 .212 02/01/27 893,902
117,179 (h) City of Fort Wayne IN 10 .750 12/01/29 12
1,500,000 City of New Orleans LA 4 .900 12/01/26 1,499,301
250,000 City of North Platte NE Combined Utilities Revenue 4 .388 12/15/27 250,237
250,000 City of North Platte NE Combined Utilities Revenue 4 .140 12/15/30 245,681
750,000 City of Oakland CA 4 .005 07/15/27 747,679
545,000 City of Oakland CA 4 .176 07/15/29 539,694
1,000,000 Columbus Metropolitan Housing Authority 4 .600 12/01/28 994,124
800,000 (b) Columbus-Franklin County Finance Authority 7 .750 01/15/30 794,492
398,000 Connecticut Green Bank 4 .000 11/15/30 389,839
500,000 Denver City & County Housing Authority 4 .125 06/01/28 498,554
500,000 Hidalgo County Drain District No 3 .939 09/01/26 499,668
2,000,000 (a),(b) Illinois Finance Authority 3 .850 04/01/56 2,000,000
250,000 Iowa Finance Authority 1 .014 08/01/26 249,355
350,000 (b) Iowa Finance Authority 7 .000 11/01/27 351,351
1,500,000 Jersey City Redevelopment Agency 4 .500 12/09/26 1,499,361
300,000 Maryland Health & Higher Educational Facilities Authority 5 .362 07/01/30 300,533
5,000,000 (a) Massachusetts Housing Finance Agency 3 .720 12/01/65 5,000,000
250,000 Montgomery County Housing Opportunities Commission 4 .352 12/01/26 250,218
1,000,000 (a),(b) New Hampshire Business Finance Authority 3 .970 02/01/29 1,000,000
500,000 New York City Housing Development Corp 4 .269 02/01/30 498,610
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 815,285
300,000 New York State Energy Research & Development Authority 6 .222 04/01/40 302,685
5,000,000 New York State Energy Research & Development Authority 6 .226 04/01/41 5,024,230
250,000 Pharr Economic Development Corp 3 .016 08/15/26 249,630
265,000 Philadelphia Energy Authority 5 .048 11/01/27 267,719
1,000,000 Redevelopment Authority of the City of Philadelphia 3 .965 11/01/26 999,347
1,000,000 Redevelopment Authority of the City of Philadelphia 4 .132 11/01/30 982,860
250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 1 .271 10/01/26 248,104
470,000 Town of Erie CO 3 .750 12/01/26 469,217
400,000 Utah Transit Authority 1 .411 12/15/26 395,143
250,000 Village of Deerfield IL 4 .000 12/01/28 248,467
250,000 (b) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 247,877
TOTAL MUNICIPAL BONDS 36,389,841
U.S. TREASURY SECURITIES - 12.0%
2,554,100 (i) United States Treasury Inflation Indexed Bonds 1 .125 04/15/31 2,474,455
275,000 United States Treasury Note 3 .500 02/15/29 270,445
42,037,000 United States Treasury Note/Bond 4 .125 06/30/28 42,015,653
8,168,000 United States Treasury Note/Bond 4 .125 06/15/29 8,160,343
TOTAL U.S. TREASURY SECURITIES 52,920,896
TOTAL GOVERNMENT BONDS
(Cost $136,494,042) 136,128,675
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 9.7%
AIRLINES - 0.5%
2,190,431 (b) Air Canada 2020-2, Class A Pass Through Trust, Series 2020 A 5 .250 04/01/29 2,204,230
TOTAL AIRLINES 2,204,230
AUTOMOBILE ABS - 0.2%
500,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 506,063

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILE ABS - 0.2% (continued)
$ 26,131 (b) Tesla Auto Lease Trust, Series 2024 A 5 .300% 06/21/27 $ 26,151
311,415 (b) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 311,832
TOTAL AUTOMOBILE ABS 844,046
COMMERCIAL MBS - 5.4%
200,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 5 .990 04/15/34 178,625
2,000,000 (b) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 1,970,477
1,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 AHP 4 .850 06/15/43 1,001,357
1,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.650%), Series 2026 AHP 5 .250 06/15/43 1,002,691
1,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.900%), Series 2026 AHP 5 .500 06/15/43 1,003,557
2,500,000 (a),(b) BX Trust, (TSFR1M + 1.400%), Series 2026 CLS 5 .025 05/15/43 2,506,036
175,000 (a),(b) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .115 01/17/39 175,096
525,000 (a),(b) BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP 5 .715 01/17/39 525,399
235,000 (b) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 217,702
975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .310 04/15/42 7,521
250,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .665 04/15/42 252,649
100,000 (b) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 98,262
500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .558 07/10/39 455,769
1,750,000 (a),(b) LEX Trust, (TSFR1M + 1.350%), Series 2026 450 5 .000 03/15/43 1,755,116
750,000 (a),(b) LEX Trust, (TSFR1M + 1.700%), Series 2026 450 5 .350 03/15/43 753,598
315,000 (a),(b) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .325 10/15/40 315,253
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5 .505 07/15/36 238,462
212,214 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 206,558
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 231,149
1,000,000 (a),(b) NYC Commercial Mortgage Trust, (TSFR1M + 3.191%), Series 2025 11X 6 .851 10/15/40 1,008,048
182,612 (b) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 176,512
1,500,000 (a),(b) SHOPS Commercial Mortgage Trust, Series 2026 CSTL 4 .971 05/05/39 1,490,521
2,500,000 (a),(b) SLG Office Trust, Series 2026 OMA 5 .131 04/15/41 2,498,759
27,382,754 (a),(b) SLG Office Trust, Series 2021 OVA 0 .258 07/15/41 280,572
1,500,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 0.972%), Series 2021 LIH 4 .598 11/15/36 1,498,306
1,000,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 4 .997 11/15/36 998,988
500,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .396 11/15/36 499,471
270,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5 .695 11/15/36 269,721
2,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .168 08/15/42 2,506,601
TOTAL COMMERCIAL MBS 24,122,776
OTHER ABS - 2.8%
250,000 (b) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 244,622
1,500,000 (b) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 1,439,263
203,926 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 167,677
208,164 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 103,789
408,949 (b) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 385,553
65,496 (b) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 63,423
98,591 (b) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 94,391
80,052 (b) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 69,286
72,663 (b) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 63,702
163,697 (b) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 137,514
216,947 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 179,340
203,594 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 112,911
20,461 (b) Renew, Series 2017 1A 3 .670 09/20/52 18,804
2,482,714 (b) Sabal Issuer LLC, Series 2026 1A 6 .000 05/02/61 2,437,783
169,797 (b) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 140,498
223,614 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 185,735
210,115 (b) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 197,904
243,618 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 235,560
244,334 (b) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 223,232
250,000 (b) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 243,600
730,000 (b) Switch ABS Issuer LLC, Series 2025 2A 5 .121 10/25/55 718,708
973,861 (b) Tesla Sustainable Energy Trust, Series 2024 1A 5 .080 06/21/50 973,531
489,222 (b) Trinity Rail Leasing 2025 LLC, Series 2025 1A 5 .090 10/19/55 485,740
2,986,588 (b) Trinity Rail Leasing 2025 LLC, Series 2026 1A 5 .350 04/19/56 2,970,806

Short Duration and Impact Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 2.8% (continued)
$ 122,915 (b) Vivint Colar Financing V LLC, Series 2018 1A 7 .370% 04/30/48 $ 120,587
TOTAL OTHER ABS 12,013,959
TRANSPORTATION - 0.8%
1,388,844 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 1,371,261
2,125,699 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 2,052,390
137,354 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 132,279
TOTAL TRANSPORTATION 3,555,930
TOTAL STRUCTURED ASSETS
(Cost $43,269,411) 42,740,941
TOTAL LONG-TERM INVESTMENTS
(Cost $429,345,959) 427,662,835
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
2,860,656 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (k) 2,860,656
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,860,656) 2,860,656
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.0%
REPURCHASE AGREEMENTS - 2.0%
9,017,000 (l) Fixed Income Clearing Corporation 3 .650 07/01/26 9,017,000
TOTAL REPURCHASE AGREEMENTS 9,017,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,017,000) 9,017,000
TOTAL INVESTMENTS - 99.8%
(Cost $441,223,615) 439,540,491
OTHER ASSETS & LIABILITIES, NET - 0.2% 664,463
NET ASSETS - 100.0% $ 440,204,954
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $142,775,341 or 32.5% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) When-issued or delayed delivery security.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,745,534.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $9,017,914 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 4/15/28, valued at $9,197,371.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Short Duration and Impact Bond
Long-Term Investments
:
Bank loan obligations $— $6,387,006 $— $6,387,006
Corporate bonds — 242,406,213 — 242,406,213
Government bonds — 135,632,735 495,940 136,128,675
Structured assets — 42,740,941 — 42,740,941
Investments purchased with collateral from securities lending 2,860,656 — — 2,860,656
Short-Term Investments
:
Repurchase agreements — 9,017,000 — 9,017,000
$2,860,656 $436,183,895 $495,940 $439,540,491
1 1 1 1 1

Short Term Bond
Portfolio of Investments June 30, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
BANK LOAN OBLIGATIONS - 0.7%
CAPITAL GOODS - 0.1%
$ 1,238,867 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5 .656% 07/27/28 $ 1,240,669
TOTAL CAPITAL GOODS 1,240,669
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
655,169 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 01/31/31 656,365
1,726,856 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .144 07/16/32 1,723,972
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,380,337
CONSUMER SERVICES - 0.3%
1,367,888 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .394 09/23/30 1,367,320
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 5 .398 11/08/30 1,950,131
769,950 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .502 03/15/28 774,200
1,390,889 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 5 .394 05/24/30 1,394,005
TOTAL CONSUMER SERVICES 5,485,656
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 11/22/28 736,997
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 736,997
FINANCIAL SERVICES - 0.0%
691,279 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .394 06/24/31 690,415
TOTAL FINANCIAL SERVICES 690,415
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,539,774 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .894 05/05/28 1,545,756
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,545,756
SOFTWARE & SERVICES - 0.1%
1,263,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .394 09/12/29 1,250,245
TOTAL SOFTWARE & SERVICES 1,250,245
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,264,859) 13,330,075
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 40.3%
AUTOMOBILES & COMPONENTS - 2.2%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,705,746
2,200,000 (b) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,226,652
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,037,866
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 865,892
10,000,000 General Motors Financial Co, Inc 4 .750 04/06/29 9,994,651
7,500,000 Toyota Motor Credit Corp 4 .550 08/07/26 7,504,548
10,000,000 Toyota Motor Credit Corp 4 .500 05/14/27 10,024,196
TOTAL AUTOMOBILES & COMPONENTS 38,359,551
BANKS - 15.7%
1,125,000 (b) Banco Bradesco S.A. 6 .500 01/22/30 1,157,681
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,844,388
4,000,000 (b) Bangkok Bank PCL 4 .507 11/26/30 3,945,927
2,400,000 (b) Bank Hapoalim BM, Reg S 4 .722 07/14/29 2,366,056
3,750,000 (b) Bank Leumi Le-Israel BM, Reg S 5 .343 06/29/29 3,757,739
25,000,000 Bank of America Corp 4 .979 01/24/29 25,136,567
5,000,000 Bank of America Corp 5 .819 09/15/29 5,116,623
10,000,000 Bank of America Corp 4 .477 04/23/30 9,936,934
2,850,000 Bank of New York Mellon Corp 4 .026 01/22/30 2,810,304
1,800,000 Barclays plc 4 .837 09/10/28 1,803,115
5,000,000 Barclays plc 6 .490 09/13/29 5,175,341
1,500,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5 .400 06/03/31 1,518,000
2,275,000 (b) BNP Paribas S.A. 4 .892 06/30/30 2,274,685
2,900,000 (b) Caixa Economica Federal 5 .625 05/13/30 2,909,280
24,000,000 CitiBank NA 4 .576 05/29/27 24,051,586
5,000,000 CitiBank NA 4 .876 11/19/27 5,009,431
2,150,000 (b) Credit Agricole S.A. 5 .222 05/27/31 2,167,460
12,625,000 Goldman Sachs Bank USA 4 .656 06/03/29 12,632,809

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 15.7% (continued)
$ 14,450,000 HSBC Holdings plc 5 .130% 11/19/28 $ 14,545,604
20,000,000 HSBC Holdings plc 4 .711 05/12/30 19,914,959
5,000,000 ING Groep NV 4 .803 03/23/32 4,966,508
1,600,000 (b),(c) Itau Unibanco Holding S.A. 6 .000 02/27/30 1,641,200
10,000,000 JPMorgan Chase & Co 4 .915 01/24/29 10,048,516
10,000,000 JPMorgan Chase & Co 5 .581 04/22/30 10,219,051
3,000,000 JPMorgan Chase & Co 4 .995 07/22/30 3,020,313
10,000,000 JPMorgan Chase & Co 4 .603 10/22/30 9,955,220
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,035,285
4,000,000 (b) Mizrahi Tefahot Bank Ltd, Reg S 5 .049 01/28/31 3,958,604
8,400,000 Morgan Stanley Bank NA 5 .504 05/26/28 8,470,436
5,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 5,021,284
5,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 5,030,732
15,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 14,983,680
4,275,000 (b),(c) NatWest Markets plc 5 .416 05/17/27 4,315,373
15,000,000 Wells Fargo & Co 4 .577 05/20/29 14,962,500
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 21,922,684
TOTAL BANKS 277,625,875
CAPITAL GOODS - 1.1%
5,000,000 Boeing Co 3 .250 02/01/28 4,894,188
5,000,000 Eaton Corp 3 .950 03/06/29 4,928,301
5,000,000 (b) Honeywell Aerospace, Inc 4 .300 03/16/31 4,913,698
5,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 4,980,908
TOTAL CAPITAL GOODS 19,717,095
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.6%
7,900,000 Amazon.com, Inc 4 .250 03/13/31 7,778,772
1,550,000 AutoNation, Inc 4 .450 01/15/29 1,535,249
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,711,386
10,000,000 Walmart, Inc 4 .100 04/28/27 10,004,043
5,750,000 Walmart, Inc 4 .000 04/30/29 5,705,811
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 27,735,261
ENERGY - 2.1%
5,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 5,044,691
1,000,000 Ecopetrol S.A. 4 .625 11/02/31 917,404
4,125,000 Enbridge, Inc 4 .600 06/20/28 4,122,664
3,000,000 Energy Transfer LP 5 .250 07/01/29 3,042,779
2,275,000 Energy Transfer LP 5 .200 04/01/30 2,309,217
2,991,000 Hess Corp 4 .300 04/01/27 2,989,854
3,600,000 (b) Pertamina Hulu Energi PT 5 .250 05/21/30 3,593,518
3,000,000 Petrobras Global Finance BV 5 .125 09/10/30 2,947,397
1,000,000 Petroleos Mexicanos 6 .840 01/23/30 1,027,061
3,000,000 (b) Petronas Capital Ltd 4 .950 01/03/31 3,036,791
2,000,000 (b) S.A. Global Sukuk Ltd 4 .125 09/17/30 1,939,347
2,275,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 2,280,758
5,000,000 Totalenergies Capital USA LLC 4 .248 01/13/31 4,915,749
TOTAL ENERGY 38,167,230
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
8,000,000 American Tower Corp 5 .250 07/15/28 8,093,034
3,000,000 Essex Portfolio LP 1 .700 03/01/28 2,867,231
5,000,000 GLP Capital LP 5 .750 06/01/28 5,055,730
4,986,000 Healthcare Realty Holdings LP 3 .750 07/01/27 4,954,497
3,000,000 Healthcare Realty Holdings LP 2 .050 03/15/31 2,614,623
4,800,000 Kite Realty Group LP 4 .000 10/01/26 4,793,702
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,474,116
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,852,933
FINANCIAL SERVICES - 3.5%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,540,677
5,000,000 AerCap Ireland Capital DAC 4 .125 02/28/29 4,927,503
5,000,000 American Express Co 4 .351 07/20/29 4,974,428
3,000,000 American Express Co 5 .532 04/25/30 3,066,641
5,000,000 (b) Avolon Holdings Funding Ltd 5 .750 11/15/29 5,112,177
1,575,000 (b) Banco BTG Pactual S.A. 5 .500 01/27/31 1,554,840

Short Term Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.5% (continued)
$ 10,000,000 Goldman Sachs Group, Inc 4 .153% 10/21/29 $ 9,859,000
10,000,000 Goldman Sachs Group, Inc 4 .594 04/20/30 9,943,559
10,000,000 Morgan Stanley 4 .994 04/12/29 10,054,351
1,675,000 Morgan Stanley 5 .449 07/20/29 1,697,172
5,000,000 State Street Corp 5 .272 08/03/26 5,000,519
TOTAL FINANCIAL SERVICES 61,730,867
FOOD, BEVERAGE & TOBACCO - 1.2%
2,200,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 2,258,023
10,550,000 (b) Mars, Inc 4 .800 03/01/30 10,581,426
5,000,000 Philip Morris International, Inc 4 .125 04/28/28 4,973,213
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 3,022,706
TOTAL FOOD, BEVERAGE & TOBACCO 20,835,368
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
5,000,000 Augusta SpinCo Corp 4 .398 03/23/29 4,964,811
3,000,000 Baxter International, Inc 4 .450 02/15/29 2,965,020
13,750,000 CVS Health Corp 4 .300 03/25/28 13,676,751
4,000,000 HCA, Inc 3 .500 09/01/30 3,794,547
5,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 4,974,856
TOTAL HEALTH CARE EQUIPMENT & SERVICES 30,375,985
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Unilever Capital Corp 4 .250 08/12/27 5,003,512
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,003,512
INSURANCE - 0.4%
5,000,000 Arthur J Gallagher & Co 4 .850 12/15/29 5,036,508
2,050,000 Brown & Brown, Inc 4 .700 06/23/28 2,049,021
TOTAL INSURANCE 7,085,529
MATERIALS - 0.5%
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,113,001
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,199,461
2,000,000 (b) Momentive Performance Materials, Inc 4 .125 10/22/28 1,978,139
1,000,000 (b) OCP S.A. 6 .100 04/30/30 1,021,576
660,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 656,669
1,600,000 (b) POSCO 5 .750 01/17/28 1,626,190
TOTAL MATERIALS 8,595,036
MEDIA & ENTERTAINMENT - 0.0%
615,000 (b) CCO Holdings LLC 5 .125 05/01/27 613,751
TOTAL MEDIA & ENTERTAINMENT 613,751
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
9,600,000 Amgen, Inc 5 .150 03/02/28 9,691,483
1,550,000 Novartis Capital Corp 4 .400 03/18/31 1,538,607
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 8,005,798
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,235,888
SOFTWARE & SERVICES - 1.7%
5,000,000 Accenture Capital, Inc 3 .900 10/04/27 4,976,706
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 927,791
5,000,000 Meta Platforms, Inc 4 .200 11/15/30 4,921,566
10,000,000 Oracle Corp 4 .550 02/04/29 9,858,130
10,000,000 ServiceNow, Inc 4 .250 05/15/28 9,966,538
TOTAL SOFTWARE & SERVICES 30,650,731
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,000,000 Alphabet, Inc 3 .875 11/15/28 4,954,827
1,275,000 Alphabet, Inc 3 .700 02/15/29 1,254,303
3,000,000 Amphenol Corp 5 .050 04/05/29 3,048,708
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,257,838
TELECOMMUNICATION SERVICES - 1.6%
2,650,000 (b) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 2,700,509
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,958,751
10,000,000 T-Mobile USA, Inc 4 .850 01/15/29 10,061,014
2,000,000 (b) Turk Telekomunikasyon AS. 7 .375 05/20/29 2,041,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.6% (continued)
$ 5,500,000 Verizon Communications, Inc 3 .150% 03/22/30 $ 5,222,476
TOTAL TELECOMMUNICATION SERVICES 27,983,925
TRANSPORTATION - 0.3%
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,041,800
3,170,000 (b) Transnet SOC Ltd 8 .250 02/06/28 3,290,875
TOTAL TRANSPORTATION 5,332,675
UTILITIES - 3.1%
1,575,000 American Water Capital Corp 4 .625 06/01/29 1,575,848
1,400,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,416,940
3,400,000 (b) Comision Federal de Electricidad 5 .700 01/24/30 3,406,868
488,613 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 490,878
2,675,000 DTE Electric Co 4 .250 05/14/27 2,675,680
5,000,000 DTE Energy Co 5 .200 04/01/30 5,071,992
5,000,000 Florida Power & Light Co 4 .400 05/15/28 5,003,179
5,000,000 Georgia Power Co 4 .000 10/01/28 4,950,103
2,500,000 (b) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 2,455,228
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,583,330
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 3,025,260
5,000,000 NiSource, Inc 5 .250 03/30/28 5,055,708
5,000,000 Public Service Electric and Gas Co 4 .200 01/01/31 4,916,044
5,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 4,946,789
2,683,408 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 2,688,381
1,378,000 WEC Energy Group, Inc 5 .600 09/12/26 1,379,978
5,000,000 WEC Energy Group, Inc 4 .750 01/15/28 5,012,362
TOTAL UTILITIES 55,654,568
TOTAL CORPORATE BONDS
(Cost $714,835,598) 714,813,618
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 35.6%
FOREIGN GOVERNMENT BONDS - 1.8%
3,000,000 (b) Baiterek National Investment Holding JSC 4 .650 10/01/30 2,956,235
2,500,000 Brazilian Government International Bond 5 .500 11/06/30 2,519,375
1,500,000 Colombia Government International Bond 6 .125 01/21/31 1,512,675
4,275,000 (b) Eagle Funding Luxco Sarl 5 .500 08/17/30 4,292,314
1,800,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,843,495
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 4,149,340
4,625,000 Peruvian Government International Bond 2 .844 06/20/30 4,335,937
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,949,503
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,020,792
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,186,737
TOTAL FOREIGN GOVERNMENT BONDS 31,766,403
MORTGAGE BACKED - 4.5%
10,094,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .728 03/25/42 10,221,859
6,170,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .278 06/25/42 6,385,036
1,123,816 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .228 07/25/42 1,153,958
7,277,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 7,508,147
9,091,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .178 05/25/43 9,466,495
1,175,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 1,214,755
460,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .328 07/25/43 470,709
2,470 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5 .940 07/25/34 2,451
1,097,357 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .128 06/25/42 1,135,163
3,830,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 6 .878 04/25/43 3,973,872
4,342,290 Ginnie Mae I Pool 2 .000 05/15/31 4,067,550
14,107,964 Ginnie Mae I Pool 1 .730 07/15/37 12,052,550
41,246 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .423 03/25/35 38,261
318,446 (b) Imperial Fund Mortgage Trust 4 .638 03/25/67 303,083
298,665 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 286,403
1,044,372 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 1,012,695

Short Term Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 21,085,467 (a),(b) Sequoia Mortgage Trust, (SOFR30A + 1.250%) 4 .878% 02/25/56 $ 21,056,548
TOTAL MORTGAGE BACKED 80,349,535
U.S. TREASURY SECURITIES - 29.3%
48,314,928 (d) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 48,829,233
40,446,000 United States Treasury Note 3 .875 05/31/27 40,362,580
51,806,000 United States Treasury Note 3 .750 04/30/28 51,431,621
65,536,000 United States Treasury Note 3 .875 04/30/30 64,826,880
62,628,000 United States Treasury Note 3 .875 07/31/30 61,889,185
19,963,000 United States Treasury Note 3 .625 09/30/30 19,523,190
8,946,000 United States Treasury Note 3 .750 01/31/31 8,777,214
82,057,000 United States Treasury Note/Bond 1 .500 08/15/26 81,813,288
16,050,000 United States Treasury Note/Bond 0 .500 06/30/27 15,489,378
54,982,000 United States Treasury Note/Bond 4 .125 06/30/28 54,954,080
11,000,000 United States Treasury Note/Bond 1 .375 10/31/28 10,321,523
39,624,000 United States Treasury Note/Bond 4 .125 06/15/29 39,586,853
20,827,000 United States Treasury Note/Bond 4 .125 06/30/31 20,753,780
TOTAL U.S. TREASURY SECURITIES 518,558,805
TOTAL GOVERNMENT BONDS
(Cost $635,586,854) 630,674,743
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 22.1%
AUTOMOBILE ABS - 2.1%
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5 .360 06/20/30 9,136,364
16,020,067 CarMax Auto Owner Trust, Series 2024 4 4 .600 10/15/29 16,056,609
3,100,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .610 08/15/29 3,109,337
2,244,139 GM Financial Automobile Leasing Trust, Series 2024 2 5 .390 07/20/27 2,246,067
4,000,000 Santander Drive Auto Receivables Trust, Series 2025 3 4 .380 01/15/30 4,001,980
3,302,715 (b) SCCU Auto Receivables Trust, Series 2024 1A 5 .110 06/15/29 3,312,025
TOTAL AUTOMOBILE ABS 37,862,382
COMMERCIAL MBS - 8.4%
2,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, (TSFR1M + 1.925%), Series 2025 BTR1 5 .568 01/20/41 2,005,702
2,750,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .375 06/15/35 2,755,066
1,185,000 (a),(b) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,188,558
8,000,000 (a),(b) ARES Trust, (TSFR1M + 1.420%), Series 2026 TRON 5 .045 05/15/43 8,029,258
2,188,955 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 5 .976 02/15/42 2,196,905
4,119,000 (a),(b) BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM 4 .923 07/15/37 4,011,568
4,566,103 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.342%), Series 2024 IND2 4 .968 03/15/41 4,575,405
2,244,810 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT 5 .730 08/15/42 2,252,469
1,141,919 (a),(b) BX Trust, (TSFR1M + 1.450%), Series 2026 CIP 5 .100 05/15/38 1,147,164
5,447,820 (a),(b) BX Trust, (TSFR1M + 1.500%), Series 2025 LUNR 5 .125 06/15/40 5,465,053
5,000,000 (a),(b) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .175 12/15/42 5,021,350
8,000,000 (a),(b) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY 5 .500 10/15/37 8,030,206
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 2,896,277
1,248,984 (b) COMM Mortgage Trust, Series 2013 CR6 3 .397 03/10/46 1,231,047
4,512,127 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 4,490,368
1,150,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,063,153
783,728 (a) COMM Mortgage Trust, Series 2015 CR26 4 .845 10/10/48 769,259
2,523,039 (b) CSMC OA LLC, Series 2014 USA 3 .304 09/15/37 2,336,120
5,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .595 06/10/37 5,024,592
1,399,170 (a),(b) DBWF Mortgage Trust, Series 2015 LCM 3 .535 06/10/34 1,337,869
1,785,095 (b) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,799,718
4,300,000 (a),(b) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .125 07/15/40 4,306,837
5,000,000 (a),(b) HYT Commercial Mortgage Trust, (TSFR1M + 1.841%), Series 2024 RGCY 5 .467 09/15/41 5,012,789
1,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF 5 .778 12/10/34 1,783,173
1,500,000 (a),(b) IP Mortgage Trust, Series 2025 IP 5 .725 06/10/42 1,509,466
485,615 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3 5 .013 02/15/46 483,835
1,174,604 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3 2 .870 08/15/49 1,171,182
4,172,119 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .673 09/15/47 4,131,701
436,371 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 432,323
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .684 08/15/48 1,132,706
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .684 08/15/48 3,942,745

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS - 8.4% (continued)
$ 2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3 .904% 03/15/50 $ 1,778,843
4,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.500%), Series 2026 HTL6 5 .125 12/15/40 4,001,038
2,000,000 (a),(b) LSTR Trust, (TSFR1M + 1.950%), Series 2026 HTL6 5 .575 12/15/40 2,000,140
1,422,047 (a),(b) MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL 5 .384 02/15/37 1,424,976
4,900,000 (a),(b) MILE Trust, (TSFR1M + 1.500%), Series 2025 STNE 5 .125 07/15/42 4,933,057
1,750,000 (b) MIRA Trust, Series 2023 MILE 6 .755 06/10/38 1,786,122
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,858,774
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 7,849,215
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 4,622,988
239,876 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2 .966 12/15/38 229,380
3,300,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .753 07/15/39 3,326,472
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF 5 .740 07/15/38 1,197,608
6,950,000 (a),(b) PLYM Commercial Mortgage Trust, (TSFR1M + 1.250%), Series 2026 IND 4 .900 03/15/43 6,963,284
2,250,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP 5 .125 09/15/42 2,260,022
3,600,000 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND 6 .025 02/15/39 3,603,023
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, Series 2024 1CHI 5 .484 07/15/35 1,501,621
1,500,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,518,978
6,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH 5 .368 06/15/42 6,486,126
TOTAL COMMERCIAL MBS 148,875,531
HOME EQUITY ABS - 0.0%
55,677 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5 .900 07/26/35 1
73,889 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series
2002 HE1
5 .424 03/15/32 88,335
333 Centex Home Equity, Series 2002 A 5 .540 01/25/32 335
29,524 (a) Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B 4 .408 03/25/34 28,985
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2 5 .700 02/26/35 108,769
230,066 IMC Home Equity Loan Trust (Step Bond), Series 1998 3 5 .432 08/20/29 228,229
TOTAL HOME EQUITY ABS 454,654
OTHER ABS - 7.1%
7,000,000 (b) Affirm Master Trust, Series 2026 1A 4 .370 02/15/34 6,961,182
2,956,512 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 2,959,062
2,858,061 (b) BHG Securitization Trust, Series 2025 2CON 4 .840 09/17/36 2,841,447
1,889,178 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 1,881,520
2,078,428 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 2,070,159
9,325,977 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 7,704,726
3,025,000 (b),(e) DB Master Finance LLC, Series 2026 1A 0 .000 05/20/56 3,023,104
10,697,500 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 10,162,581
628,874 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 594,035
4,350,000 (a),(b) Galaxy XXII CLO Ltd, (TSFR3M + 1.400%), Series 2016 22A 5 .080 04/16/34 4,350,052
2,000,000 (a),(b) Galaxy XXV CLO Ltd, (TSFR3M + 1.550%), Series 2018 25A 5 .217 04/25/36 2,002,342
3,039,779 (b) Hilton Grand Vacations Trust, Series 2024 2A 5 .500 03/25/38 3,078,510
1,135,000 (a),(b) KKR CLO 18 Ltd, (TSFR3M + 1.550%), Series 2025 18 5 .225 10/18/35 1,135,894
5,523,493 (b) MVW LLC, Series 2025 1A 4 .970 09/22/42 5,528,049
5,542,029 (b) MVW LLC, Series 2024 1A 5 .320 02/20/43 5,600,900
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A 4 .630 07/16/36 5,002,140
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, (TSFR3M + 1.550%), Series 2022 47A 5 .219 04/16/35 2,002,644
5,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, (TSFR3M + 1.400%), Series 2022 51A 5 .068 10/23/36 5,002,570
4,250,000 (b) Onemain Financial Issuance Trust, Series 2025 1A 4 .820 07/14/38 4,249,331
187,541 (b) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 184,954
8,425,000 (b) PFS Financing Corp, Series 2024 B 4 .950 02/15/29 8,454,887
9,630,000 (b) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 9,703,845
2,344,900 (b) ServiceMaster Funding LLC, Series 2020 1 2 .841 10/30/51 2,244,163
5,462,500 (b) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 5,193,581
12,615,300 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 12,390,394
5,000,000 (a),(b) Thayer Park CLO Ltd, (TSFR3M + 1.000%), Series 2017 1A 4 .675 04/20/34 5,002,710

Short Term Bond

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER ABS - 7.1% (continued)
$ 5,513,672 (b) Wendy's Funding LLC, Series 2021 1A 2 .370% 06/15/51 $ 5,090,643
TOTAL OTHER ABS 124,415,425
STUDENT LOAN ABS - 0.1%
1,180,059 (b) Navient Private Education Refi Loan Trust, Series 2021 A 0 .840 05/15/69 1,079,017
TOTAL STUDENT LOAN ABS 1,079,017
UTILITIES - 0.2%
4,129,893 SCE Recovery Funding LLC, Series 2021 A-1 0 .861 11/15/31 3,719,047
TOTAL UTILITIES 3,719,047
WL COLLATERAL CMO - 4.2%
9,055,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 9,278,061
8,295,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .378 09/25/42 8,644,386
12,515,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 12,966,231
6,185,328 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.450%), Series 2025 R03 5 .078 03/25/45 6,217,067
760,601 (b) CSMC Trust, Series 2020 NQM1 2 .414 05/25/65 732,270
2,465,247 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 2,122,987
4,850,000 (a),(b) JP Morgan Mortgage Trust, Series 2026 NQM2 6 .052 09/25/66 4,821,619
11,833,797 (a),(b) PMT Loan Trust, (SOFR30A + 1.500%), Series 2026 INV5 5 .128 05/25/57 11,842,132
14,000,000 (a),(b) RATE Mortgage Trust, (SOFR30A + 1.650%), Series 2026 J2 5 .243 07/25/56 14,028,643
5,561,377 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 4,893,429
TOTAL WL COLLATERAL CMO 75,546,825
TOTAL STRUCTURED ASSETS
(Cost $399,175,734) 391,952,881
TOTAL LONG-TERM INVESTMENTS
(Cost $1,762,863,045) 1,750,771,317
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
909,626 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (g) 909,626
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $909,626) 909,626
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENTS - 0.5%
8,600,000 (h) Fixed Income Clearing Corporation 3 .650 07/01/26 8,600,000
TOTAL REPURCHASE AGREEMENTS 8,600,000
TREASURY DEBT - 0.3%
5,000,000 (e) United States Treasury Bill 0 .000 10/13/26 4,946,230
TOTAL TREASURY DEBT 4,946,230
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,547,061) 13,546,230
TOTAL INVESTMENTS - 99.5%
(Cost $1,777,319,732) 1,765,227,173
OTHER ASSETS & LIABILITIES, NET - 0.5% 8,396,161
NET ASSETS - 100.0% $ 1,773,623,334
ABS Asset-Backed Security
CMO Collateralized Mortgage Obligation
MBS Mortgage-Backed Security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
WL Whole Loan

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $529,669,746 or 30.0% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $889,047.
(d) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $8,600,872 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
4.250% and maturity date 6/30/33, valued at $8,772,020.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 680 09/30/26  $ 140,315,438 $ 140,170,312 $ (145,126)

Short Term Bond

Portfolio of Investments June 30, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $13,330,075 $— $13,330,075
Corporate bonds — 714,813,618 — 714,813,618
Government bonds — 630,674,743 — 630,674,743
Structured assets — 391,952,881 — 391,952,881
Investments purchased with collateral from securities lending 909,626 — — 909,626
Short-Term Investments
:
Repurchase agreements — 8,600,000 — 8,600,000
Treasury debt — 4,946,230 — 4,946,230
$909,626 $1,764,317,547 $– $1,765,227,173
Investments in Derivatives
Futures contracts* (145,126) – – (145,126)
$(145,126) $– $– $(145,126)
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2026
Short Term Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE BONDS - 23.6%
AUTOMOBILES & COMPONENTS - 0.9%
$ 500,000 American Honda Finance Corp 4 .550% 07/09/27 $ 500,807
750,000 American Honda Finance Corp 4 .900 07/09/27 753,083
750,000 American Honda Finance Corp 4 .550 03/03/28 749,054
500,000 American Honda Finance Corp 4 .550 04/10/28 499,091
500,000 American Honda Finance Corp 4 .250 09/01/28 496,376
500,000 American Honda Finance Corp 4 .150 01/08/29 494,067
400,000 BorgWarner, Inc 2 .650 07/01/27 392,923
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 198,232
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 295,570
1,000,000 Ford Motor Credit Co LLC 5 .918 03/20/28 1,012,277
700,000 Ford Motor Credit Co LLC 6 .800 05/12/28 719,984
750,000 Ford Motor Credit Co LLC 2 .900 02/10/29 705,693
1,000,000 Ford Motor Credit Co LLC 4 .970 04/06/29 989,842
1,500,000 Ford Motor Credit Co LLC 5 .113 05/03/29 1,489,555
500,000 General Motors Co 5 .350 04/15/28 505,063
300,000 General Motors Financial Co, Inc 5 .000 07/15/27 301,644
2,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 2,016,940
1,300,000 General Motors Financial Co, Inc 5 .050 04/04/28 1,307,799
1,000,000 General Motors Financial Co, Inc 2 .400 10/15/28 950,080
500,000 General Motors Financial Co, Inc 4 .200 10/27/28 494,602
1,000,000 General Motors Financial Co, Inc 4 .750 04/06/29 999,465
1,000,000 Honda Motor Co Ltd 4 .436 07/08/28 996,084
200,000 Lear Corp 3 .800 09/15/27 198,300
500,000 Toyota Motor Corp 4 .186 06/30/27 499,820
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,300,869
500,000 Toyota Motor Credit Corp 3 .750 01/12/28 496,089
600,000 Toyota Motor Credit Corp 4 .625 01/12/28 602,883
500,000 Toyota Motor Credit Corp 4 .250 05/12/28 499,133
1,000,000 Toyota Motor Credit Corp 4 .050 09/05/28 992,911
750,000 Toyota Motor Credit Corp 4 .650 01/05/29 753,581
500,000 Toyota Motor Credit Corp 4 .050 03/13/29 494,279
TOTAL AUTOMOBILES & COMPONENTS 22,706,096
BANKS - 6.7%
700,000 Asian Development Bank 3 .125 08/20/27 691,908
2,495,000 Asian Development Bank 4 .375 01/14/28 2,502,785
500,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 499,953
750,000 Australia & New Zealand Banking Group Ltd 3 .919 12/08/28 742,125
200,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 203,657
600,000 Banco Bilbao Vizcaya Argentaria S.A. 4 .150 03/03/29 591,222
600,000 Banco Santander S.A. 5 .294 08/18/27 604,501
200,000 Banco Santander S.A. 4 .379 04/12/28 199,172
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,411,246
600,000 Banco Santander S.A. 5 .588 08/08/28 610,474
1,600,000 Banco Santander S.A. 4 .600 04/15/29 1,592,823
500,000 Bank of ,NV Scotia 4 .404 09/08/28 499,274
500,000 Bank of ,NV Scotia 4 .932 02/14/29 502,432
500,000 Bank of ,NV Scotia 4 .578 06/05/29 498,505
1,250,000 Bank of America Corp 4 .948 07/22/28 1,255,156
2,000,000 Bank of America Corp 6 .204 11/10/28 2,042,029
2,000,000 Bank of America Corp 3 .419 12/20/28 1,966,569
2,000,000 Bank of America Corp 4 .979 01/24/29 2,010,925
4,500,000 Bank of America Corp 4 .623 05/09/29 4,497,831
1,500,000 Bank of America Corp 5 .819 09/15/29 1,534,987
2,750,000 Bank of America Corp 4 .477 04/23/30 2,732,657
600,000 Bank of Montreal 5 .717 09/25/28 614,282
750,000 Bank of Montreal 5 .004 01/27/29 754,790
1,000,000 Bank of Montreal 4 .338 03/19/30 990,844
1,250,000 Bank of New York Mellon 4 .729 04/20/29 1,255,270

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.7% (continued)
$ 250,000 Bank of New York Mellon Corp 4 .026% 01/22/30 $ 246,518
1,025,000 Barclays plc 4 .837 09/10/28 1,026,774
1,000,000 Barclays plc 5 .086 02/25/29 1,005,275
1,000,000 Barclays plc 4 .972 05/16/29 1,004,036
1,500,000 Barclays plc 4 .476 11/11/29 1,489,548
500,000 Barclays plc 4 .219 05/24/30 491,525
1,500,000 Barclays plc 4 .911 06/26/30 1,499,726
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,008,644
750,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 747,564
500,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 501,947
1,000,000 Canadian Imperial Bank of Commerce 4 .723 06/16/29 1,001,140
200,000 CIT Group, Inc 6 .125 03/09/28 203,739
1,000,000 CitiBank NA 5 .803 09/29/28 1,028,835
750,000 CitiBank NA 4 .554 06/18/29 749,143
1,000,000 Citigroup, Inc 4 .450 09/29/27 998,380
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,486,824
2,750,000 Citigroup, Inc 4 .786 03/04/29 2,756,607
1,000,000 Citigroup, Inc 5 .174 02/13/30 1,010,669
2,000,000 Citigroup, Inc 3 .980 03/20/30 1,961,419
500,000 Citizens Bank NA 4 .575 08/09/28 499,942
1,000,000 Commonwealth Bank of Australia 4 .355 03/27/29 997,965
500,000 Cooperatieve Rabobank UA 4 .345 06/09/28 499,880
500,000 Cooperatieve Rabobank UA 3 .957 10/17/28 495,056
1,000,000 Cooperatieve Rabobank UA 4 .322 04/01/29 998,146
1,300,000 Deutsche Bank AG. 5 .373 01/10/29 1,312,694
200,000 Deutsche Bank AG. 6 .720 01/18/29 206,008
750,000 Deutsche Bank AG. 5 .414 05/10/29 766,492
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 248,590
700,000 Fifth Third Bancorp 6 .361 10/27/28 715,636
1,000,000 Fifth Third Bancorp 6 .339 07/27/29 1,033,391
250,000 First-Citizens Bank & Trust Co 5 .097 07/13/29 250,345
575,000 Goldman Sachs Bank USA 4 .656 06/03/29 575,356
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,201,496
700,000 HSBC Holdings plc 2 .013 09/22/28 678,282
1,050,000 HSBC Holdings plc 5 .130 11/19/28 1,056,947
1,500,000 HSBC Holdings plc 4 .899 03/03/29 1,505,702
1,000,000 HSBC Holdings plc 2 .206 08/17/29 948,223
1,000,000 HSBC Holdings plc 4 .398 03/10/30 989,395
1,000,000 HSBC Holdings plc 4 .711 05/12/30 995,748
1,200,000 HSBC Holdings plc 3 .973 05/22/30 1,170,781
1,250,000 HSBC USA, Inc 4 .650 06/03/28 1,253,605
750,000 Huntington Bancshares, Inc 6 .208 08/21/29 772,020
1,000,000 ING Groep NV 4 .858 03/25/29 1,003,874
750,000 ING Groep NV 4 .050 04/09/29 739,149
750,000 JPMorgan Chase & Co 2 .182 06/01/28 734,362
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,506,578
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 1,999,408
2,000,000 JPMorgan Chase & Co 4 .915 01/24/29 2,009,703
1,500,000 JPMorgan Chase & Co 4 .005 04/23/29 1,483,625
1,500,000 JPMorgan Chase & Co 5 .299 07/24/29 1,519,530
1,750,000 JPMorgan Chase & Co 6 .087 10/23/29 1,803,288
500,000 JPMorgan Chase & Co 5 .012 01/23/30 503,387
1,500,000 JPMorgan Chase & Co 4 .408 04/23/30 1,487,242
2,000,000 JPMorgan Chase & Co 4 .565 06/14/30 1,992,492
900,000 KeyBank NA 5 .850 11/15/27 914,472
350,000 KeyCorp 4 .100 04/30/28 347,191
2,010,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 2,007,700
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,415,191
4,715,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,691,791
1,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 986,868
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 647,243
1,500,000 Kreditanstalt fuer Wiederaufbau 3 .500 05/15/29 1,472,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.7% (continued)
$ 1,500,000 Lloyds Banking Group plc 5 .087% 11/26/28 $ 1,510,292
800,000 Lloyds Banking Group plc 5 .871 03/06/29 815,420
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,001,367
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,002,003
750,000 Manufacturers & Traders Trust Co 4 .762 07/06/28 751,111
500,000 Manufacturers & Traders Trust Co 4 .548 04/18/30 496,637
700,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 694,921
1,250,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,255,955
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,008,825
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .592 04/18/30 995,054
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,010,470
600,000 Mizuho Financial Group, Inc 5 .667 05/27/29 611,251
900,000 Mizuho Financial Group, Inc 5 .778 07/06/29 919,513
1,000,000 (a) Mizuho Financial Group, Inc 4 .782 07/13/30 998,196
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,004,257
1,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 1,006,146
700,000 Morgan Stanley Bank NA 4 .788 05/10/30 700,691
3,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 2,996,736
1,000,000 Morgan Stanley Private Bank NA 4 .204 11/17/28 994,877
2,500,000 Morgan Stanley Private Bank NA 4 .213 02/08/30 2,467,345
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 1,002,494
1,250,000 National Australia Bank Ltd 4 .308 06/13/28 1,248,436
500,000 National Australia Bank Ltd 3 .850 12/13/28 493,716
500,000 National Bank of Canada 4 .166 01/20/29 496,699
500,000 NatWest Group plc 5 .516 09/30/28 505,758
800,000 NatWest Group plc 4 .892 05/18/29 802,167
1,000,000 NatWest Group plc 5 .808 09/13/29 1,021,949
750,000 NatWest Group plc 4 .445 05/08/30 742,909
750,000 Nordic Investment Bank 4 .375 03/14/28 752,178
1,320,000 Nordic Investment Bank 3 .750 08/28/28 1,308,548
2,200,000 Oesterreichische Kontrollbank AG. 4 .125 05/29/29 2,195,523
750,000 PNC Bank NA 4 .429 07/21/28 748,743
1,100,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,111,358
500,000 PNC Financial Services Group, Inc 4 .075 01/26/29 495,893
1,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,018,146
1,000,000 PNC Financial Services Group, Inc 4 .618 10/26/29 997,623
500,000 Regions Bank 4 .755 07/27/29 500,180
500,000 Royal Bank of Canada 4 .240 08/03/27 499,668
1,000,000 Royal Bank of Canada 4 .965 01/24/29 1,005,715
1,750,000 Royal Bank of Canada 4 .498 08/06/29 1,744,185
1,000,000 Royal Bank of Canada 4 .400 04/17/30 991,706
1,000,000 Santander Holdings USA, Inc 5 .473 03/20/29 1,009,673
200,000 Santander Holdings USA, Inc 6 .174 01/09/30 205,446
1,000,000 Santander Holdings USA, Inc 5 .040 06/05/30 999,778
750,000 Santander UK Group Holdings plc 6 .534 01/10/29 769,810
500,000 Santander UK Group Holdings plc 4 .320 09/22/29 494,762
250,000 Standard Chartered Bank 4 .853 12/03/27 251,731
500,000 State Street Corp 4 .330 10/22/27 500,124
1,000,000 State Street Corp 4 .536 02/28/28 1,003,796
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,521,859
500,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 492,906
1,800,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,697,876
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .108 01/15/29 987,695
250,000 Synovus Bank 5 .625 02/15/28 252,562
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,003,509
750,000 Toronto-Dominion Bank 4 .861 01/31/28 753,409
750,000 Toronto-Dominion Bank 4 .574 06/02/28 750,008
1,000,000 Toronto-Dominion Bank 4 .109 10/13/28 989,623
500,000 Toronto-Dominion Bank 4 .361 04/23/29 497,325
500,000 Truist Bank 4 .420 07/24/28 499,419
1,000,000 Truist Bank 4 .144 01/27/29 993,214
1,000,000 Truist Bank 4 .136 10/23/29 988,309

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.7% (continued)
$ 500,000 Truist Financial Corp 4 .123% 06/06/28 $ 498,085
800,000 Truist Financial Corp 4 .873 01/26/29 803,414
1,200,000 US Bancorp 4 .548 07/22/28 1,200,177
1,250,000 US Bancorp 4 .653 02/01/29 1,250,875
750,000 US Bancorp 5 .775 06/12/29 765,644
500,000 US Bancorp 5 .384 01/23/30 508,496
1,000,000 Wells Fargo & Co 2 .393 06/02/28 980,153
1,500,000 Wells Fargo & Co 4 .970 04/23/29 1,507,319
1,000,000 Wells Fargo & Co 4 .577 05/20/29 997,500
1,500,000 Wells Fargo & Co 5 .574 07/25/29 1,525,337
1,150,000 Wells Fargo & Co 4 .078 09/15/29 1,133,868
3,500,000 Wells Fargo & Co 4 .182 01/23/30 3,454,122
300,000 Westpac Banking Corp 4 .043 08/26/27 299,191
250,000 (b) Westpac Banking Corp 5 .457 11/18/27 253,753
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,891,707
250,000 Zions Bancorp NA 4 .483 02/09/29 247,874
TOTAL BANKS 175,366,250
CAPITAL GOODS - 1.1%
350,000 3M Co 2 .875 10/15/27 343,341
600,000 Air Lease Corp 5 .300 02/01/28 605,159
300,000 Air Lease Corp 2 .100 09/01/28 283,213
400,000 Boeing Co 3 .250 02/01/28 391,535
500,000 Boeing Co 3 .450 11/01/28 486,818
250,000 Carlisle Cos, Inc 3 .750 12/01/27 247,312
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,000,803
500,000 Caterpillar Financial Services Corp 4 .100 08/15/28 497,442
500,000 Caterpillar Financial Services Corp 3 .950 11/14/28 495,110
500,000 Caterpillar Financial Services Corp 3 .750 02/23/29 491,940
500,000 Caterpillar Financial Services Corp 4 .300 05/15/29 498,168
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 499,655
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 501,095
200,000 CNH Industrial NV 3 .850 11/15/27 197,782
500,000 Cummins, Inc 4 .250 05/09/28 498,475
400,000 Eaton Corp 4 .350 05/18/28 399,856
1,000,000 Eaton Corp 3 .950 03/06/29 985,660
600,000 Emerson Electric Co 2 .000 12/21/28 566,244
450,000 General Dynamics Corp 3 .750 05/15/28 445,873
500,000 (c) Honeywell Aerospace, Inc 3 .900 03/16/28 494,961
1,000,000 (c) Honeywell Aerospace, Inc 4 .000 03/16/29 986,340
1,000,000 Howmet Aerospace, Inc 3 .900 04/15/29 983,468
300,000 Hubbell, Inc 3 .500 02/15/28 295,012
250,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 246,015
500,000 John Deere Capital Corp 4 .650 01/07/28 502,771
250,000 John Deere Capital Corp 4 .750 01/20/28 251,768
750,000 John Deere Capital Corp 4 .250 06/05/28 748,760
750,000 John Deere Capital Corp 4 .500 01/16/29 751,934
1,000,000 John Deere Capital Corp 4 .125 01/18/29 993,776
500,000 John Deere Capital Corp 3 .900 03/09/29 493,638
500,000 John Deere Capital Corp 4 .400 06/15/29 499,649
750,000 L3Harris Technologies, Inc 4 .400 06/15/28 747,136
500,000 Lockheed Martin Corp 4 .450 05/15/28 500,570
1,000,000 Lockheed Martin Corp 4 .150 08/15/28 995,547
350,000 Masco Corp 1 .500 02/15/28 333,026
500,000 Mosaic Co 4 .350 01/15/29 495,475
800,000 Northrop Grumman Corp 3 .250 01/15/28 786,122
200,000 nVent Finance Sarl 4 .550 04/15/28 199,136
500,000 Otis Worldwide Corp 4 .488 05/07/29 498,204
200,000 PACCAR Financial Corp 4 .450 08/06/27 200,717
500,000 PACCAR Financial Corp 4 .550 03/03/28 501,699
300,000 PACCAR Financial Corp 4 .000 11/07/28 298,027
300,000 PACCAR Financial Corp 3 .900 02/05/29 296,520
500,000 PACCAR Financial Corp 4 .300 06/18/29 498,513

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 400,000 Parker-Hannifin Corp 4 .250% 09/15/27 $ 399,275
300,000 Quanta Services, Inc 4 .750 08/09/27 300,765
500,000 Quanta Services, Inc 4 .300 08/09/28 497,959
200,000 Raytheon Technologies Corp 7 .200 08/15/27 206,068
500,000 Raytheon Technologies Corp 4 .125 11/16/28 496,124
1,000,000 Raytheon Technologies Corp 5 .750 01/15/29 1,030,085
400,000 Regal Rexnord Corp 6 .050 04/15/28 408,423
725,000 Roper Technologies, Inc 4 .250 09/15/28 719,406
175,000 Stanley Black & Decker, Inc 6 .000 03/06/28 178,799
400,000 Westinghouse Air Brake Technologies Corp 4 .700 09/15/28 400,260
200,000 Xylem, Inc 1 .950 01/30/28 192,267
TOTAL CAPITAL GOODS 27,863,696
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
200,000 Block Financial LLC 2 .500 07/15/28 190,495
300,000 CDW LLC 4 .250 04/01/28 295,924
400,000 CDW LLC 3 .250 02/15/29 382,433
500,000 Cintas Corp No 2 4 .200 05/01/28 498,270
500,000 Concentrix Corp 6 .500 03/01/29 482,017
750,000 Corp Andina de Fomento 4 .125 01/07/28 747,727
135,000 Corp Andina de Fomento 4 .125 06/30/28 134,396
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 990,073
500,000 Council Of Europe Development Bank 4 .000 05/21/29 497,607
250,000 Equifax, Inc 5 .100 12/15/27 251,663
350,000 Equifax, Inc 5 .100 06/01/28 352,817
2,460,000 European Investment Bank 3 .875 06/15/28 2,446,426
3,200,000 European Investment Bank 3 .750 05/15/29 3,160,046
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 495,313
750,000 International Bank for Reconstruction & Development 1 .375 04/20/28 713,865
2,822,000 International Bank for Reconstruction & Development 3 .625 05/05/28 2,794,875
5,000,000 International Bank for Reconstruction & Development 1 .125 09/13/28 4,682,302
500,000 Mastercard, Inc 4 .100 01/15/28 498,660
500,000 Mastercard, Inc 4 .550 03/15/28 501,540
1,000,000 Mastercard, Inc 4 .425 06/08/29 998,661
300,000 Republic Services, Inc 3 .950 05/15/28 297,368
750,000 Visa, Inc 3 .800 02/12/29 740,810
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,006,543
500,000 Waste Management, Inc 4 .500 03/15/28 501,306
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 23,661,137
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
950,000 Alibaba Group Holding Ltd 3 .400 12/06/27 937,480
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,459,485
1,000,000 Amazon.com, Inc 3 .850 03/13/28 993,030
2,000,000 Amazon.com, Inc 3 .900 11/20/28 1,978,932
1,750,000 Amazon.com, Inc 4 .000 03/13/29 1,731,295
100,000 AutoNation, Inc 3 .800 11/15/27 98,735
250,000 AutoNation, Inc 4 .450 01/15/29 247,621
200,000 AutoZone, Inc 4 .500 02/01/28 199,865
500,000 Chevron USA, Inc 3 .950 08/13/27 499,141
500,000 Chevron USA, Inc 4 .050 08/13/28 497,746
350,000 eBay, Inc 5 .950 11/22/27 356,181
500,000 eBay, Inc 4 .250 03/06/29 494,265
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,005,902
400,000 Home Depot, Inc 2 .800 09/14/27 393,368
750,000 Home Depot, Inc 3 .750 09/15/28 741,604
750,000 Home Depot, Inc 2 .950 06/15/29 720,217
350,000 LKQ Corp 5 .750 06/15/28 354,741
500,000 Lowe's Cos, Inc 3 .950 10/15/27 496,904
300,000 Lowe's Cos, Inc 1 .300 04/15/28 283,562
750,000 Lowe's Cos, Inc 4 .000 10/15/28 740,643
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 297,030

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 2,075,000 Walmart, Inc 4 .000% 04/30/29 $ 2,059,054
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,586,801
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .400 10/15/27 192,393
225,000 Hasbro, Inc 3 .500 09/15/27 222,373
200,000 Leggett & Platt, Inc 3 .500 11/15/27 195,858
500,000 Lennar Corp 4 .750 11/29/27 500,849
150,000 Tapestry, Inc 4 .125 07/15/27 149,302
100,000 Toll Brothers Finance Corp 4 .350 02/15/28 99,505
TOTAL CONSUMER DURABLES & APPAREL 1,360,280
CONSUMER SERVICES - 0.3%
1,000,000 Airbnb, Inc 4 .400 03/16/29 994,580
200,000 Booking Holdings, Inc 3 .550 03/15/28 197,079
1,000,000 Citizens Bank NA 4 .192 01/29/29 991,868
250,000 Darden Restaurants, Inc 4 .350 10/15/27 249,199
500,000 Expedia Group, Inc 4 .625 08/01/27 500,317
200,000 Expedia Group, Inc 3 .800 02/15/28 197,447
225,000 Hyatt Hotels Corp 5 .050 03/30/28 226,357
500,000 Las Vegas Sands Corp 5 .625 06/15/28 505,966
500,000 Marriott International, Inc 4 .200 07/15/27 499,259
350,000 Marriott International, Inc 5 .000 10/15/27 352,251
200,000 Marriott International, Inc 5 .550 10/15/28 203,996
700,000 McDonald's Corp 3 .500 07/01/27 694,220
200,000 McDonald's Corp 3 .800 04/01/28 197,951
200,000 McDonald's Corp 4 .800 08/14/28 201,335
300,000 Royal Caribbean Cruises Ltd 3 .700 03/15/28 295,620
500,000 Sands China Ltd 5 .400 08/08/28 503,607
200,000 Starbucks Corp 3 .500 03/01/28 196,974
TOTAL CONSUMER SERVICES 7,008,026
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
325,000 Dollar General Corp 4 .125 05/01/28 322,578
300,000 Dollar General Corp 5 .200 07/05/28 303,224
500,000 Dollar Tree, Inc 4 .200 05/15/28 496,090
300,000 Kroger Co 3 .700 08/01/27 297,726
257,000 Starbucks Corp 4 .500 05/15/28 256,950
100,000 SYSCO Corp 3 .250 07/15/27 98,881
500,000 Target Corp 4 .350 06/15/28 500,200
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,275,649
ENERGY - 1.0%
400,000 Baker Hughes Holdings LLC 3 .337 12/15/27 393,898
1,000,000 Baker Hughes Holdings LLC 4 .050 03/11/29 985,789
1,150,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,160,279
1,500,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,490,287
200,000 BP Capital Markets plc 3 .279 09/19/27 197,700
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,002,394
300,000 ConocoPhillips Co 6 .950 04/15/29 318,620
400,000 Continental Resources, Inc 4 .375 01/15/28 397,273
200,000 (c) Devon Energy Corp 4 .375 03/15/29 198,373
150,000 Enbridge, Inc 3 .700 07/15/27 148,976
300,000 Enbridge, Inc 4 .600 06/20/28 299,830
750,000 Enbridge, Inc 4 .200 11/20/28 743,287
1,100,000 Energy Transfer LP 5 .550 02/15/28 1,114,639
500,000 Energy Transfer LP 5 .250 04/15/29 506,674
200,000 Eni USA, Inc 7 .300 11/15/27 207,043
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 996,397
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 498,049
100,000 Enterprise Products Operating LLC 5 .375 02/15/78 99,643
500,000 EOG Resources, Inc 4 .400 07/15/28 499,277
131,000 EQT Corp 3 .900 10/01/27 129,833
500,000 EQT Corp 5 .700 04/01/28 508,505
1,250,000 Equinor ASA 4 .250 06/02/28 1,247,764
500,000 (c) Equitable America Global Funding 3 .950 09/15/27 495,627

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.0% (continued)
$ 500,000 Helmerich & Payne, Inc 4 .650% 12/01/27 $ 499,085
350,000 Kinder Morgan, Inc 4 .300 03/01/28 348,542
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,009,001
300,000 Marathon Petroleum Corp 3 .800 04/01/28 295,988
550,000 MPLX LP 4 .000 03/15/28 544,718
500,000 MPLX LP 4 .800 02/15/29 501,076
500,000 ONEOK, Inc 4 .250 09/24/27 498,143
1,000,000 ONEOK, Inc 4 .350 03/15/29 991,308
700,000 Phillips 66 3 .900 03/15/28 692,047
100,000 Phillips 66 Co 4 .950 12/01/27 100,624
500,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 496,583
500,000 (c) Shell Finance US, Inc 3 .875 11/13/28 493,544
350,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 350,886
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 248,393
500,000 Targa Resources Corp 5 .200 07/01/27 503,106
500,000 Targa Resources Corp 4 .350 01/15/29 496,204
750,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 732,014
600,000 TransCanada PipeLines Ltd 4 .250 05/15/28 596,136
400,000 Valero Energy Corp 4 .000 04/01/29 393,848
350,000 Valero Energy Partners LP 4 .500 03/15/28 349,558
500,000 Western Midstream Operating LP 6 .350 01/15/29 517,225
500,000 Williams Cos, Inc 5 .300 08/15/28 507,215
250,000 Williams Cos, Inc 4 .900 03/15/29 251,502
750,000 Woodside Finance Ltd 4 .900 05/19/28 752,374
TOTAL ENERGY 25,809,277
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
200,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 197,827
300,000 American Homes 4 Rent LP 4 .250 02/15/28 297,798
500,000 American Tower Corp 3 .550 07/15/27 495,621
600,000 American Tower Corp 1 .500 01/31/28 571,899
300,000 American Tower Corp 5 .250 07/15/28 303,489
1,000,000 American Tower Corp 5 .800 11/15/28 1,024,620
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 196,238
500,000 Boston Properties LP 6 .750 12/01/27 513,632
150,000 Brixmor Operating Partnership LP 2 .250 04/01/28 144,111
200,000 Crown Castle, Inc 5 .000 01/11/28 201,069
600,000 Crown Castle, Inc 3 .800 02/15/28 592,442
500,000 Crown Castle, Inc 4 .800 09/01/28 501,462
300,000 CubeSmart LP 4 .375 02/15/29 297,519
350,000 Digital Realty Trust LP 3 .700 08/15/27 346,895
650,000 Digital Realty Trust LP 5 .550 01/15/28 659,240
400,000 EPR Properties 4 .950 04/15/28 399,959
200,000 Equinix, Inc 1 .800 07/15/27 194,444
300,000 Equinix, Inc 1 .550 03/15/28 285,166
350,000 ERP Operating LP 3 .500 03/01/28 344,584
300,000 Essex Portfolio LP 4 .000 03/01/29 295,067
500,000 Extra Space Storage LP 5 .700 04/01/28 508,700
150,000 Federal Realty OP LP 3 .250 07/15/27 148,045
200,000 Federal Realty OP LP 5 .375 05/01/28 202,695
500,000 GLP Capital LP 5 .300 01/15/29 502,343
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 298,104
300,000 Healthpeak OP LLC 2 .125 12/01/28 282,762
150,000 Highwoods Realty LP 4 .125 03/15/28 147,769
750,000 Host Hotels & Resorts LP 4 .250 12/15/28 742,000
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 283,917
200,000 Kimco Realty OP LLC 1 .900 03/01/28 191,893
400,000 Mid-America Apartments LP 3 .950 03/15/29 393,367
275,000 NNN REIT, Inc 4 .300 10/15/28 272,992
250,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 249,905
500,000 ProLogis LP 4 .875 06/15/28 504,331
150,000 Public Storage 1 .850 05/01/28 143,213
600,000 Public Storage 5 .125 01/15/29 610,482

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7% (continued)
$ 300,000 Realty Income Corp 3 .950% 08/15/27 $ 298,614
650,000 Realty Income Corp 3 .400 01/15/28 639,279
500,000 Realty Income Corp 3 .950 02/01/29 492,555
500,000 Simon Property Group LP 3 .375 06/15/27 495,514
100,000 Simon Property Group LP 3 .375 12/01/27 98,549
300,000 Simon Property Group LP 1 .750 02/01/28 287,822
250,000 STORE Capital Corp 4 .625 03/15/29 247,223
200,000 Tanger Properties LP 3 .875 07/15/27 198,696
200,000 UDR, Inc 3 .500 01/15/28 196,795
150,000 Ventas Realty LP 4 .000 03/01/28 148,507
400,000 VICI Properties LP 4 .750 02/15/28 399,872
1,000,000 VICI Properties LP 4 .750 04/01/28 999,054
300,000 Welltower OP LLC 4 .250 04/15/28 298,582
300,000 Welltower OP LLC 4 .125 03/15/29 296,447
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,443,109
FINANCIAL SERVICES - 3.1%
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 500,208
1,250,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,255,086
1,250,000 AerCap Ireland Capital DAC 4 .125 02/28/29 1,231,876
1,000,000 African Development Bank 4 .375 11/03/27 1,002,387
1,200,000 African Development Bank 3 .875 06/12/28 1,192,904
500,000 Ally Financial, Inc 7 .100 11/15/27 514,827
500,000 Ally Financial, Inc 5 .737 05/15/29 506,889
500,000 Ally Financial, Inc 6 .848 01/03/30 519,814
1,000,000 American Express Co 5 .043 07/26/28 1,005,685
500,000 American Express Co 4 .009 02/09/29 495,579
950,000 American Express Co 4 .731 04/25/29 952,447
1,000,000 American Express Co 4 .351 07/20/29 994,886
1,000,000 American Express Co 4 .444 05/03/30 993,837
500,000 (c) Apollo Debt Solutions BDC 5 .200 12/08/28 492,286
750,000 Ares Capital Corp 2 .875 06/15/28 717,601
439,000 Ares Capital Corp 5 .550 01/15/30 436,546
500,000 Ares Strategic Income Fund 5 .700 03/15/28 499,253
500,000 Ares Strategic Income Fund 5 .450 09/09/28 495,111
500,000 Ares Strategic Income Fund 4 .850 01/15/29 489,816
750,000 Bank of ,NV Scotia 4 .043 09/15/28 745,652
500,000 Bank of ,NV Scotia 4 .247 02/02/30 493,840
500,000 Bank of Montreal 4 .062 09/22/28 497,232
500,000 Bank of New York Mellon Corp 4 .441 06/09/28 500,099
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,004,673
750,000 Bank of New York Mellon Corp 6 .317 10/25/29 777,343
500,000 Barings BDC, Inc 5 .200 09/15/28 491,853
300,000 Barings Private Credit Corp 5 .750 02/06/29 293,210
500,000 BlackRock Funding, Inc 4 .600 07/26/27 501,624
300,000 BlackRock, Inc 3 .250 04/30/29 291,320
750,000 Blackstone Private Credit Fund 4 .950 09/26/27 746,709
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 498,364
500,000 Blackstone Secured Lending Fund 5 .250 09/04/29 492,042
400,000 Blue Owl Capital Corp 2 .875 06/11/28 378,647
300,000 Blue Owl Credit Income Corp 7 .750 09/16/27 306,474
300,000 Blue Owl Credit Income Corp 7 .950 06/13/28 310,239
500,000 Blue Owl Technology Finance Corp 6 .500 10/15/29 495,351
350,000 Brookfield Finance, Inc 3 .900 01/25/28 345,878
350,000 Brookfield Finance, Inc 4 .850 03/29/29 350,491
500,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 494,482
1,200,000 Capital One Financial Corp 5 .468 02/01/29 1,214,911
750,000 Capital One Financial Corp 6 .312 06/08/29 771,214
650,000 Charles Schwab Corp 3 .200 01/25/28 638,377
300,000 Charles Schwab Corp 2 .000 03/20/28 287,974
800,000 Charles Schwab Corp 5 .643 05/19/29 815,143
200,000 Charles Schwab Corp 6 .196 11/17/29 206,855
1,000,000 Charles Schwab Corp 4 .744 05/21/30 1,001,885

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.1% (continued)
$ 200,000 Corebridge Financial, Inc 3 .850% 04/05/29 $ 195,463
500,000 Corebridge Financial, Inc 6 .875 12/15/52 507,245
250,000 Discover Bank 5 .974 08/09/28 254,860
330,000 Enact Holdings, Inc 6 .250 05/28/29 339,624
200,000 Fidelity National Information Services, Inc 1 .650 03/01/28 190,244
1,935,000 Fidelity National Information Services, Inc 4 .550 03/10/29 1,919,993
350,000 Fiserv, Inc 5 .450 03/02/28 353,426
500,000 Fiserv, Inc 5 .375 08/21/28 504,963
275,000 Global Payments, Inc 4 .950 08/15/27 275,558
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 991,490
1,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 999,050
1,000,000 Goldman Sachs Group, Inc 4 .148 01/21/29 991,392
1,500,000 Goldman Sachs Group, Inc 4 .223 05/01/29 1,486,973
2,250,000 Goldman Sachs Group, Inc 4 .153 10/21/29 2,218,275
1,500,000 Goldman Sachs Group, Inc 4 .594 04/20/30 1,491,534
1,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 1,024,827
500,000 Goldman Sachs Private Credit Corp 5 .050 02/23/28 497,296
500,000 (b) Goldman Sachs Private Credit Corp 5 .875 05/06/28 502,608
300,000 Goldman Sachs Private Credit Corp 5 .375 01/31/29 297,518
300,000 Golub Capital Private Credit Fund 5 .450 08/15/28 296,637
500,000 Hercules Capital, Inc 5 .350 02/10/29 495,121
500,000 HPS Corporate Lending Fund 5 .450 01/14/28 498,075
300,000 HPS Corporate Lending Fund 4 .900 09/11/28 294,045
500,000 (c) HPS Corporate Lending Fund 5 .150 04/02/29 489,718
750,000 Intercontinental Exchange, Inc 4 .000 09/15/27 746,173
750,000 Intercontinental Exchange, Inc 3 .625 09/01/28 735,924
500,000 Intercontinental Exchange, Inc 3 .950 12/01/28 493,273
590,000 International Finance Corp 4 .500 01/21/28 592,796
1,000,000 International Finance Corp 3 .500 01/22/29 983,794
350,000 Jefferies Financial Group, Inc 5 .875 07/21/28 356,748
350,000 Lazard Group LLC 4 .375 03/11/29 345,954
500,000 Lloyds Banking Group plc 4 .241 02/10/30 493,628
500,000 LPL Holdings, Inc 4 .900 04/03/28 500,279
500,000 Main Street Capital Corp 5 .400 08/15/28 497,366
500,000 Marex Group plc 5 .829 05/08/28 503,461
750,000 (c) Mobility Global, Inc 5 .050 06/15/29 751,290
750,000 Morgan Stanley 5 .123 02/01/29 754,557
2,500,000 Morgan Stanley 4 .994 04/12/29 2,513,588
1,500,000 Morgan Stanley 4 .133 10/18/29 1,479,525
2,500,000 Morgan Stanley 4 .238 01/09/30 2,467,349
1,500,000 Morgan Stanley 4 .555 04/10/30 1,490,486
500,000 (b),(c) MSD Investment Corp 6 .375 06/12/29 501,162
284,000 NASDAQ, Inc 5 .350 06/28/28 287,775
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 498,581
500,000 National Rural Utilities Cooperative Finance Corp 3 .950 12/10/27 497,054
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 502,030
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 08/25/28 991,818
500,000 National Rural Utilities Cooperative Finance Corp 4 .050 02/09/29 493,415
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .400 05/11/29 995,673
500,000 New Mountain Finance Corp 6 .200 10/15/27 501,750
750,000 Nomura Holdings, Inc 5 .594 07/02/27 758,368
700,000 Nomura Holdings, Inc 2 .172 07/14/28 665,173
1,000,000 Nomura Holdings, Inc 4 .996 06/29/29 1,002,402
300,000 (c) North Haven Private Income Fund LLC 5 .125 09/25/28 292,938
460,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 458,306
300,000 ORIX Corp 5 .000 09/13/27 301,767
750,000 PACCAR Financial Corp 4 .000 08/08/28 744,833
750,000 PayPal Holdings, Inc 4 .450 03/06/28 749,334
500,000 PayPal Holdings, Inc 4 .550 06/01/28 500,038
500,000 Private Export Funding Corp 4 .300 12/15/28 499,067
275,000 Radian Group, Inc 6 .200 05/15/29 283,972
500,000 Royal Bank of Canada 4 .522 10/18/28 500,033

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.1% (continued)
$ 1,100,000 S&P Global, Inc 2 .950% 03/01/29 $ 1,056,222
750,000 State Street Corp 4 .530 02/20/29 749,678
500,000 (c) Sumisho Air Lease Corp 4 .400 03/24/28 497,302
500,000 (c) Sumisho Air Lease Corp 4 .500 03/24/29 495,758
700,000 Synchrony Financial 3 .950 12/01/27 692,898
500,000 Synchrony Financial 5 .019 07/29/29 500,366
500,000 Toronto-Dominion Bank 3 .913 01/13/28 495,632
1,300,000 UBS AG. 5 .650 09/11/28 1,331,157
1,000,000 UBS AG. 4 .302 03/16/29 995,923
385,000 UBS AG. 4 .678 11/29/30 384,327
100,000 Voya Financial, Inc 4 .700 01/23/48 98,258
TOTAL FINANCIAL SERVICES 81,394,056
FOOD, BEVERAGE & TOBACCO - 0.7%
500,000 Altria Group, Inc 4 .875 02/04/28 502,461
600,000 Altria Group, Inc 4 .800 02/14/29 602,258
1,000,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 1,005,302
800,000 BAT Capital Corp 2 .259 03/25/28 769,715
550,000 BAT International Finance plc 4 .448 03/16/28 548,564
1,000,000 BAT International Finance plc 5 .931 02/02/29 1,030,704
750,000 Bunge Ltd 4 .100 01/07/28 745,695
500,000 Coca-Cola Co 1 .500 03/05/28 478,494
1,000,000 Coca-Cola Co 1 .000 03/15/28 947,389
200,000 ConAgra Brands, Inc 1 .375 11/01/27 191,554
750,000 ConAgra Brands, Inc 4 .850 11/01/28 751,260
500,000 Constellation Brands, Inc 4 .650 11/15/28 499,932
350,000 Diageo Capital plc 5 .300 10/24/27 354,045
400,000 General Mills, Inc 4 .200 04/17/28 397,437
500,000 General Mills, Inc 5 .500 10/17/28 510,039
500,000 Hershey Co 4 .550 02/24/28 501,579
150,000 Hormel Foods Corp 1 .700 06/03/28 142,509
500,000 J M Smucker Co 5 .900 11/15/28 514,699
250,000 Kellogg Co 3 .400 11/15/27 246,981
300,000 Kellogg Co 4 .300 05/15/28 299,370
750,000 Keurig Dr Pepper, Inc 4 .350 05/15/28 746,553
225,000 (c) Maple Parent Holdings Corp 4 .750 03/26/29 224,859
150,000 McCormick & Co, Inc 3 .400 08/15/27 148,289
500,000 McCormick & Co, Inc 4 .150 02/15/29 494,574
500,000 Mondelez International, Inc 4 .250 05/06/28 497,894
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,002,532
1,000,000 PepsiCo, Inc 4 .100 01/15/29 994,242
500,000 Philip Morris International, Inc 4 .375 11/01/27 499,675
1,050,000 Philip Morris International, Inc 3 .125 03/02/28 1,027,483
750,000 Philip Morris International, Inc 4 .125 04/28/28 745,982
750,000 Philip Morris International, Inc 3 .875 10/27/28 740,093
1,000,000 Philip Morris International, Inc 4 .125 04/27/29 989,376
TOTAL FOOD, BEVERAGE & TOBACCO 19,151,539
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,250,000 Abbott Laboratories 3 .700 03/09/29 1,226,061
1,000,000 Ascension Health 4 .078 11/15/28 990,748
1,000,000 Augusta SpinCo Corp 4 .398 03/23/29 992,962
250,000 Baxter International, Inc 4 .450 02/15/29 247,085
300,000 Becton Dickinson & Co 4 .693 02/13/28 300,479
750,000 Cardinal Health, Inc 5 .125 02/15/29 758,722
500,000 Cencora, Inc 3 .950 02/13/29 491,512
1,100,000 Cigna Group 4 .375 10/15/28 1,095,443
1,000,000 Cigna Group 5 .000 05/15/29 1,012,237
200,000 CommonSpirit Health 6 .073 11/01/27 203,188
750,000 CVS Health Corp 1 .300 08/21/27 723,475
1,800,000 CVS Health Corp 4 .300 03/25/28 1,790,411
1,000,000 CVS Health Corp 5 .400 06/01/29 1,021,763
830,000 Elevance Health, Inc 4 .101 03/01/28 824,240
525,000 HCA, Inc 5 .000 03/01/28 527,915

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8% (continued)
$ 1,000,000 HCA, Inc 5 .200% 06/01/28 $ 1,009,824
1,100,000 HCA, Inc 5 .875 02/01/29 1,125,229
200,000 Humana, Inc 5 .750 03/01/28 203,382
400,000 Humana, Inc 3 .700 03/23/29 389,776
300,000 IQVIA, Inc 5 .700 05/15/28 304,799
400,000 IQVIA, Inc 6 .250 02/01/29 413,246
400,000 Laboratory Corp of America Holdings 3 .600 09/01/27 395,944
200,000 McKesson Corp 3 .950 02/16/28 198,457
500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 498,835
200,000 PerkinElmer, Inc 1 .900 09/15/28 188,303
750,000 Stryker Corp 4 .700 02/10/28 752,011
400,000 UnitedHealth Group, Inc 5 .250 02/15/28 405,343
770,000 UnitedHealth Group, Inc 3 .850 06/15/28 762,242
1,000,000 UnitedHealth Group, Inc 4 .250 01/15/29 994,971
TOTAL HEALTH CARE EQUIPMENT & SERVICES 19,848,603
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
400,000 Clorox Co 3 .900 05/15/28 395,310
500,000 Colgate-Palmolive Co 4 .600 03/01/28 503,032
175,000 Ecolab, Inc 4 .300 06/15/28 174,595
500,000 Estee Lauder Cos, Inc 4 .375 05/15/28 498,748
500,000 Kenvue, Inc 5 .050 03/22/28 504,812
300,000 Kimberly-Clark Corp 1 .050 09/15/27 289,329
1,000,000 Procter & Gamble Co 3 .950 01/26/28 995,951
750,000 Unilever Capital Corp 4 .250 08/12/27 750,527
500,000 Unilever Capital Corp 4 .875 09/08/28 505,271
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,617,575
INSURANCE - 0.4%
300,000 Aegon NV 5 .500 04/11/48 300,715
220,000 Allstate Corp 5 .050 06/24/29 222,680
600,000 Aon North America, Inc 5 .150 03/01/29 608,292
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 1,001,730
375,000 Athene Holding Ltd 4 .125 01/12/28 371,401
100,000 AXIS Specialty Finance plc 4 .000 12/06/27 99,001
425,000 Brown & Brown, Inc 4 .700 06/23/28 424,797
200,000 Cincinnati Financial Corp 6 .920 05/15/28 208,467
300,000 CNA Financial Corp 3 .450 08/15/27 296,233
220,000 CNO Financial Group, Inc 5 .250 05/30/29 221,349
750,000 Elevance Health, Inc 4 .000 09/15/28 741,237
183,000 Equitable Holdings, Inc 4 .350 04/20/28 181,802
150,000 F&G Annuities & Life, Inc 7 .400 01/13/28 154,214
275,000 F&G Annuities & Life, Inc 6 .500 06/04/29 281,017
250,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 250,787
200,000 Fidelity National Financial, Inc 4 .500 08/15/28 198,780
200,000 Globe Life, Inc 4 .550 09/15/28 199,554
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 1,001,756
300,000 Progressive Corp 4 .000 03/01/29 296,902
250,000 Prudential Financial, Inc 3 .878 03/27/28 247,541
250,000 (d) Prudential Financial, Inc 4 .500 09/15/47 246,936
500,000 Prudential Financial, Inc 5 .700 09/15/48 500,975
275,000 Reinsurance Group of America, Inc 3 .900 05/15/29 268,908
250,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 242,924
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 474,745
300,000 Willis North America, Inc 4 .500 09/15/28 298,821
TOTAL INSURANCE 9,341,564
MATERIALS - 0.4%
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 748,714
1,000,000 Amcor Flexibles North America, Inc 4 .800 03/17/28 1,003,203
500,000 Amcor Flexibles North America, Inc 4 .250 03/08/29 495,370
500,000 Amrize Finance US LLC 4 .700 04/07/28 500,691
600,000 ArcelorMittal S.A. 6 .550 11/29/27 614,309
150,000 Berry Global, Inc 5 .500 04/15/28 152,238
600,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 603,418

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.4% (continued)
$ 200,000 Celulosa Arauco y Constitucion S.A. 3 .875% 11/02/27 $ 197,169
1,000,000 Ecolab, Inc 4 .600 06/15/29 1,001,511
250,000 Freeport-McMoRan, Inc 4 .125 03/01/28 247,708
300,000 Martin Marietta Materials, Inc 3 .500 12/15/27 295,722
200,000 Mosaic Co 4 .050 11/15/27 198,643
400,000 Nucor Corp 3 .950 05/01/28 396,354
150,000 Packaging Corp of America 3 .400 12/15/27 147,737
300,000 PPG Industries, Inc 3 .750 03/15/28 296,182
1,000,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,001,686
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 999,911
500,000 Sherwin-Williams Co 4 .300 08/15/28 497,358
150,000 Steel Dynamics, Inc 1 .650 10/15/27 144,623
750,000 Steel Dynamics, Inc 4 .000 12/15/28 738,670
750,000 Suzano Austria GmbH 2 .500 09/15/28 710,846
200,000 WRKCo, Inc 4 .000 03/15/28 198,043
TOTAL MATERIALS 11,190,106
MEDIA & ENTERTAINMENT - 0.6%
1,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 988,686
500,000 Baidu, Inc 4 .375 03/29/28 498,910
500,000 (b) Blue Owl Technology Finance Corp 6 .100 03/15/28 498,362
300,000 Charter Communications Operating LLC 4 .200 03/15/28 296,061
2,210,000 Charter Communications Operating LLC 2 .250 01/15/29 2,059,078
1,650,000 Comcast Corp 4 .150 10/15/28 1,636,610
750,000 Fox Corp 4 .709 01/25/29 749,427
1,000,000 GE HealthCare Technologies, Inc 4 .150 12/15/28 991,093
300,000 Goldman Sachs BDC, Inc 5 .100 01/28/29 293,023
1,000,000 Inter-American Investment Corp 3 .625 11/20/28 986,217
1,000,000 Meta Platforms, Inc 3 .500 08/15/27 991,593
750,000 Meta Platforms, Inc 4 .600 05/15/28 753,763
500,000 Netflix, Inc 4 .875 04/15/28 503,632
1,000,000 Netflix, Inc 5 .875 11/15/28 1,031,640
1,000,000 Omnicom Group, Inc 4 .200 03/02/29 986,766
500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 502,182
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 790,167
300,000 Walt Disney Co 2 .200 01/13/28 291,096
750,000 Walt Disney Co 3 .750 03/14/29 738,146
TOTAL MEDIA & ENTERTAINMENT 15,586,452
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
500,000 AbbVie, Inc 3 .775 03/03/28 495,002
1,000,000 AbbVie, Inc 4 .650 03/15/28 1,004,301
1,000,000 AbbVie, Inc 4 .250 11/14/28 996,457
500,000 Agilent Technologies, Inc 4 .200 09/09/27 498,699
500,000 Amgen, Inc 3 .200 11/02/27 492,366
1,000,000 Amgen, Inc 5 .150 03/02/28 1,009,529
500,000 Amgen, Inc 1 .650 08/15/28 471,196
750,000 Amgen, Inc 3 .000 02/22/29 722,397
1,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 953,204
1,000,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,010,199
1,000,000 Bristol-Myers Squibb Co 4 .900 02/22/29 1,013,540
750,000 Eli Lilly & Co 4 .550 02/12/28 753,150
750,000 Eli Lilly & Co 4 .000 10/15/28 745,076
1,500,000 Eli Lilly & Co 4 .150 05/20/29 1,492,200
500,000 Gilead Sciences, Inc 1 .200 10/01/27 481,354
750,000 Gilead Sciences, Inc 4 .250 05/20/28 747,740
750,000 Gilead Sciences, Inc 4 .400 05/20/29 748,381
1,100,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 1,092,019
1,000,000 Johnson & Johnson 4 .550 03/01/28 1,005,476
1,000,000 Johnson & Johnson 4 .800 06/01/29 1,017,507
750,000 Merck & Co, Inc 3 .850 09/15/27 746,822
1,500,000 Merck & Co, Inc 4 .300 05/22/28 1,498,777
750,000 Merck & Co, Inc 3 .850 03/15/29 740,852
200,000 Mylan, Inc 4 .550 04/15/28 198,744

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1% (continued)
$ 500,000 Novartis Capital Corp 3 .900% 11/05/28 $ 495,162
1,000,000 Novartis Capital Corp 4 .100 03/16/29 992,202
2,150,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 2,151,558
1,100,000 Pfizer, Inc 3 .600 09/15/28 1,084,230
300,000 Royalty Pharma plc 1 .750 09/02/27 290,577
1,000,000 Sanofi S.A. 3 .800 11/03/28 987,283
750,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 755,455
300,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 282,474
600,000 Thermo Fisher Scientific, Inc 5 .000 01/31/29 607,946
500,000 Viatris, Inc 2 .300 06/22/27 488,253
200,000 Zoetis, Inc 3 .000 09/12/27 196,775
400,000 Zoetis, Inc 4 .150 08/17/28 397,330
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 28,664,233
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
500,000 Advanced Micro Devices, Inc 4 .319 03/24/28 500,214
750,000 Analog Devices, Inc 4 .250 06/15/28 747,601
500,000 Broadcom, Inc 4 .800 04/15/28 502,797
1,000,000 Broadcom, Inc 4 .750 04/15/29 1,005,750
300,000 Intel Corp 3 .750 08/05/27 297,673
750,000 Intel Corp 4 .875 02/10/28 752,591
750,000 Intel Corp 1 .600 08/12/28 705,675
275,000 Marvell Technology, Inc 2 .450 04/15/28 264,856
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,004,990
750,000 NVIDIA Corp 1 .550 06/15/28 710,815
2,500,000 NVIDIA Corp 4 .350 06/15/29 2,492,467
500,000 NXP BV 4 .300 08/19/28 496,302
770,000 Texas Instruments, Inc 4 .600 02/15/28 773,343
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,255,074
SOFTWARE & SERVICES - 0.5%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 995,341
500,000 Adobe, Inc 4 .750 01/17/28 502,981
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 748,258
300,000 DXC Technology Co 2 .375 09/15/28 282,029
935,000 IBM International Capital Pte Ltd 4 .600 02/05/29 935,489
500,000 Leidos, Inc 4 .100 03/15/29 491,786
650,000 Oracle Corp 3 .250 11/15/27 637,029
1,000,000 Oracle Corp 4 .800 08/03/28 997,930
2,500,000 Oracle Corp 4 .550 02/04/29 2,464,533
100,000 Roper Technologies, Inc 1 .400 09/15/27 96,496
1,500,000 Salesforce, Inc 4 .500 03/15/28 1,498,107
1,000,000 Salesforce, Inc 1 .500 07/15/28 941,335
1,500,000 Salesforce, Inc 4 .650 03/15/29 1,499,223
500,000 ServiceNow, Inc 4 .250 05/15/28 498,327
750,000 Synopsys, Inc 4 .650 04/01/28 750,806
TOTAL SOFTWARE & SERVICES 13,339,670
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Alphabet, Inc 3 .875 11/15/28 990,965
250,000 Alphabet, Inc 3 .700 02/15/29 245,942
750,000 Amphenol Corp 4 .375 06/12/28 748,978
1,000,000 Amphenol Corp 3 .900 11/15/28 987,932
3,000,000 Apple, Inc 4 .000 05/12/28 2,987,546
1,750,000 Apple, Inc 1 .400 08/05/28 1,651,667
200,000 Arrow Electronics, Inc 3 .875 01/12/28 197,568
500,000 Cisco Systems, Inc 4 .550 02/24/28 501,833
880,000 Cisco Systems, Inc 4 .850 02/26/29 889,345
1,000,000 Dell International LLC 4 .750 04/01/28 1,002,824
750,000 Dell International LLC 4 .150 02/15/29 741,294
300,000 Flex Ltd 6 .000 01/15/28 304,996
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 748,514
500,000 Hewlett Packard Enterprise Co 4 .500 03/23/28 499,335
500,000 Hewlett Packard Enterprise Co 4 .600 03/23/29 499,217
300,000 HP, Inc 3 .000 06/17/27 295,893

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 350,000 HP, Inc 4 .750% 01/15/28 $ 350,909
700,000 International Business Machines Corp 4 .150 07/27/27 698,798
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,002,315
300,000 International Business Machines Corp 4 .000 02/03/29 296,465
150,000 Jabil, Inc 3 .950 01/12/28 148,448
500,000 Jabil, Inc 4 .200 02/01/29 492,665
250,000 Motorola Solutions, Inc 4 .600 02/23/28 250,577
500,000 TD SYNNEX Corp 4 .300 01/17/29 493,758
250,000 Teledyne Technologies, Inc 2 .250 04/01/28 240,307
200,000 Vontier Corp 2 .400 04/01/28 192,071
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,460,162
TELECOMMUNICATION SERVICES - 0.4%
1,000,000 AT&T, Inc 2 .300 06/01/27 980,557
1,400,000 AT&T, Inc 1 .650 02/01/28 1,337,875
1,000,000 AT&T, Inc 4 .350 03/01/29 993,452
500,000 Global Payments, Inc 4 .550 03/15/28 497,735
1,000,000 Global Payments, Inc 4 .500 11/15/28 988,025
1,000,000 Sprint Capital Corp 6 .875 11/15/28 1,047,656
500,000 TELUS Corp 3 .700 09/15/27 494,116
1,000,000 T-Mobile USA, Inc 2 .050 02/15/28 960,882
500,000 T-Mobile USA, Inc 4 .950 03/15/28 503,112
1,710,000 T-Mobile USA, Inc 4 .800 07/15/28 1,716,717
1,000,000 Verizon Communications, Inc 3 .875 02/08/29 984,574
TOTAL TELECOMMUNICATION SERVICES 10,504,701
TRANSPORTATION - 0.3%
750,000 Boeing Co 6 .298 05/01/29 780,779
500,000 Canadian National Railway Co 6 .900 07/15/28 522,978
175,000 Canadian National Railway Co 4 .350 05/12/29 173,890
1,000,000 Canadian Pacific Railway Co 4 .000 03/15/29 985,210
250,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 248,089
300,000 CSX Corp 3 .800 03/01/28 296,892
300,000 Delta Air Lines, Inc 4 .375 04/19/28 298,137
750,000 Delta Air Lines, Inc 4 .950 07/10/28 752,757
200,000 FedEx Corp 3 .400 02/15/28 196,555
750,000 (c) FedEx Freight Holding Co, Inc 4 .300 03/15/29 739,860
200,000 Kirby Corp 4 .200 03/01/28 198,158
750,000 Norfolk Southern Corp 3 .800 08/01/28 740,029
500,000 Ryder System, Inc 5 .250 06/01/28 506,390
1,000,000 Southwest Airlines Co 4 .375 11/15/28 992,198
1,000,000 Union Pacific Corp 3 .950 09/10/28 990,544
250,000 United Parcel Service, Inc 3 .050 11/15/27 246,174
TOTAL TRANSPORTATION 8,668,640
UTILITIES - 1.6%
750,000 AEP Texas, Inc 5 .450 05/15/29 764,621
500,000 AES Corp 5 .450 06/01/28 505,494
500,000 AES Corp 5 .200 07/15/29 502,846
300,000 Ameren Corp 1 .750 03/15/28 285,896
250,000 American Electric Power Co, Inc 3 .200 11/13/27 245,576
500,000 American Electric Power Co, Inc 5 .200 01/15/29 507,569
275,000 American Water Capital Corp 4 .625 06/01/29 275,148
100,000 Arizona Public Service Co 2 .950 09/15/27 98,277
200,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 195,831
300,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 304,151
400,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 405,236
100,000 CMS Energy Corp 3 .450 08/15/27 98,827
100,000 Consolidated Edison Co of New York, Inc 3 .125 11/15/27 98,373
500,000 Constellation Energy Generation LLC 3 .900 01/08/28 495,711
300,000 Constellation Energy Generation LLC 5 .600 03/01/28 304,690
500,000 Constellation Energy Generation LLC 4 .550 06/01/29 497,943
200,000 Consumers Energy Co 4 .650 03/01/28 201,046
500,000 Dominion Energy, Inc 4 .600 05/15/28 500,118
1,000,000 DTE Energy Co 4 .950 07/01/27 1,004,942

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.6% (continued)
$ 800,000 DTE Energy Co 4 .875% 06/01/28 $ 803,336
300,000 Duke Energy Corp 3 .150 08/15/27 295,690
650,000 Duke Energy Corp 4 .300 03/15/28 647,574
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 974,377
500,000 Edison International 4 .125 03/15/28 492,844
400,000 Edison International 5 .000 05/05/28 400,416
500,000 Emera US Finance LLC 4 .500 04/01/29 496,551
100,000 Entergy Louisiana LLC 3 .120 09/01/27 98,684
500,000 Essential Utilities, Inc 4 .800 08/15/27 501,529
500,000 Evergy Kansas Central, Inc 4 .700 03/13/28 500,820
300,000 Eversource Energy 4 .600 07/01/27 300,238
100,000 Eversource Energy 3 .300 01/15/28 97,927
550,000 Eversource Energy 5 .450 03/01/28 556,197
900,000 Exelon Corp 5 .150 03/15/28 908,412
500,000 (c) FirstEnergy Pennsylvania Electric Co 4 .150 03/15/28 497,238
300,000 Georgia Power Co 4 .650 05/16/28 300,898
500,000 Georgia Power Co 4 .000 10/01/28 495,010
1,000,000 Georgia Power Co 4 .600 06/15/29 1,001,713
300,000 Hewlett Packard Enterprise Co 4 .050 09/15/27 298,299
300,000 Hewlett Packard Enterprise Co 4 .150 09/15/28 296,893
200,000 Indiana Michigan Power Co 3 .850 05/15/28 197,508
200,000 ITC Holdings Corp 3 .350 11/15/27 196,765
928,000 (c) Jersey Central Power & Light Co 4 .600 01/15/30 921,889
500,000 (c) Monongahela Power Co 4 .450 08/15/29 497,274
300,000 National Fuel Gas Co 4 .750 09/01/28 299,301
150,000 National Fuel Gas Co 4 .750 05/15/29 149,596
300,000 National Grid plc 5 .602 06/12/28 305,348
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 197,525
500,000 NextEra Energy Capital Holdings, Inc 4 .685 09/01/27 501,144
800,000 NextEra Energy Capital Holdings, Inc 4 .850 02/04/28 804,415
750,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 753,967
1,150,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 1,093,894
1,250,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,247,070
400,000 NiSource, Inc 5 .250 03/30/28 404,457
550,000 Pacific Gas & Electric Co 3 .300 12/01/27 539,681
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 584,159
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,005,362
1,000,000 Pacific Gas and Electric Co 6 .100 01/15/29 1,029,660
750,000 PacifiCorp 4 .250 03/15/29 740,732
500,000 PacifiCorp 4 .650 04/15/29 498,530
500,000 Pinnacle West Capital Corp 4 .900 05/15/28 501,765
500,000 Pinnacle West Capital Corp 4 .650 06/01/29 500,061
750,000 Public Service Co of Colorado 4 .150 03/13/29 742,908
750,000 Public Service Co of New Hampshire 4 .400 07/01/28 749,581
350,000 Public Service Electric and Gas Co 3 .700 05/01/28 345,785
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 305,334
300,000 Public Service Enterprise Group, Inc 5 .875 10/15/28 307,742
250,000 San Diego Gas & Electric Co 4 .950 08/15/28 252,013
250,000 Sempra 3 .250 06/15/27 247,040
100,000 Sempra 3 .400 02/01/28 98,128
300,000 Southern California Edison Co 5 .300 03/01/28 302,801
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,018,932
500,000 Southern California Edison Co 5 .150 06/01/29 505,274
500,000 Southern Co 5 .113 08/01/27 502,407
1,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 989,358
350,000 Southwest Gas Corp 5 .450 03/23/28 354,486
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,021,931
300,000 Virginia Electric and Power Co 3 .800 04/01/28 296,331
750,000 (c) Vistra Operations Co LLC 4 .550 10/30/28 745,166
500,000 WEC Energy Group, Inc 4 .750 01/15/28 501,236
1,000,000 Wisconsin Electric Power Co 3 .950 03/01/29 986,705
100,000 Wisconsin Power and Light Co 3 .050 10/15/27 98,301

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.6% (continued)
$ 500,000 Xcel Energy, Inc 4 .750% 03/21/28 $ 501,412
500,000 Zions Bancorp NA 4 .704 08/18/28 499,162
TOTAL UTILITIES 41,599,077
TOTAL CORPORATE BONDS
(Cost $614,847,513) 612,701,773
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 75.4%
AGENCY SECURITIES - 0.6%
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,509,055
500,000 Federal Home Loan Banks 4 .000 03/10/27 499,872
3,000,000 Federal Home Loan Banks 4 .750 04/09/27 3,015,491
1,500,000 Federal Home Loan Banks 3 .875 06/04/27 1,497,109
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 992,677
750,000 Federal Home Loan Banks 3 .500 10/04/27 744,090
1,000,000 Federal Home Loan Banks 3 .500 03/03/28 989,840
1,030,000 Federal Home Loan Banks 4 .125 06/01/28 1,029,160
2,500,000 Federal National Mortgage Association 3 .900 03/02/29 2,479,388
750,000 Tennessee Valley Authority 3 .875 03/15/28 747,000
TOTAL AGENCY SECURITIES 15,503,682
FOREIGN GOVERNMENT BONDS - 2.6%
4,500,000 Asian Development Bank 1 .250 06/09/28 4,257,265
3,500,000 Asian Development Bank 4 .500 08/25/28 3,523,696
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 497,432
750,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 748,065
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 998,907
2,500,000 Canada Government International Bond 4 .625 04/30/29 2,530,752
300,000 Chile Government International Bond 3 .240 02/06/28 293,835
1,000,000 Chile Government International Bond 4 .850 01/22/29 1,007,200
350,000 Corp Andina de Fomento 6 .000 04/26/27 354,886
750,000 Council Of Europe Development Bank 4 .625 06/11/27 753,249
2,000,000 European Bank for Reconstruction & Development 4 .125 01/25/29 1,996,545
2,500,000 European Investment Bank 4 .500 10/16/28 2,517,920
4,500,000 European Investment Bank 4 .000 02/15/29 4,479,883
1,250,000 Export Development Canada 3 .750 09/07/27 1,243,900
2,000,000 Export Development Canada 3 .875 02/14/28 1,989,799
750,000 Export Development Canada 4 .125 02/13/29 748,718
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 996,483
750,000 Export-Import Bank of Korea 4 .125 10/17/27 748,098
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,004,424
500,000 Export-Import Bank of Korea 3 .750 01/13/29 493,115
1,000,000 Indonesia Government International Bond 4 .550 01/11/28 1,002,397
500,000 Indonesia Government International Bond 4 .100 04/24/28 498,246
500,000 Indonesia Government International Bond 4 .750 02/11/29 502,285
500,000 Inter-American Development Bank 2 .375 07/07/27 491,214
3,000,000 Inter-American Development Bank 1 .125 07/20/28 2,821,970
4,500,000 Inter-American Development Bank 3 .125 09/18/28 4,401,594
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 953,940
500,000 Israel Government International Bond 3 .250 01/17/28 490,116
750,000 Israel Government International Bond 5 .375 03/12/29 757,351
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 577,256
750,000 Japan Bank for International Cooperation 2 .750 11/16/27 734,515
645,000 Japan Bank for International Cooperation 3 .875 07/03/28 639,505
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 993,147
500,000 Korea Development Bank 4 .625 02/15/27 500,974
750,000 Korea Development Bank 4 .125 10/16/27 748,107
500,000 Korea Development Bank 4 .625 02/03/28 501,972
500,000 Korea Development Bank 3 .750 01/28/29 492,935
500,000 Korea International Bond 3 .625 02/12/29 492,471
500,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 488,852
1,000,000 Mexico Government International Bond 4 .150 03/28/27 997,500
200,000 Mexico Government International Bond 3 .750 01/11/28 197,530

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 500,000 Mexico Government International Bond 5 .400% 02/09/28 $ 503,025
750,000 Mexico Government International Bond 4 .500 04/22/29 740,437
400,000 Panama Government International Bond 3 .875 03/17/28 393,200
750,000 Panama Government International Bond 9 .375 04/01/29 833,737
500,000 Philippine Government International Bond 3 .229 03/29/27 496,252
200,000 Philippine Government International Bond 3 .000 02/01/28 195,794
500,000 Philippine Government International Bond 4 .625 07/17/28 502,382
500,000 Philippine Government International Bond 3 .750 01/14/29 492,351
1,500,000 Province of British Columbia Canada 4 .700 01/24/28 1,510,204
500,000 Province of British Columbia Canada 4 .800 11/15/28 506,005
1,000,000 Province of British Columbia Canada 4 .900 04/24/29 1,016,307
500,000 Province of Manitoba Canada 1 .500 10/25/28 469,680
2,250,000 Province of Ontario Canada 3 .800 01/29/29 2,225,508
1,750,000 Province of Quebec Canada 3 .625 04/13/28 1,731,783
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,006,151
800,000 Republic of Poland Government International Bond 5 .500 11/16/27 811,138
500,000 Republic of Poland Government International Bond 4 .625 03/18/29 503,195
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 994,776
500,000 Svensk Exportkredit AB 3 .750 05/08/28 495,705
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,000,397
1,000,000 Svensk Exportkredit AB 3 .625 03/12/29 984,755
333,333 Uruguay Government International Bond 4 .375 10/27/27 332,983
TOTAL FOREIGN GOVERNMENT BONDS 68,213,814
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 462,295
TOTAL MUNICIPAL BONDS 462,295
U.S. TREASURY SECURITIES - 72.2%
4,500,000 United States Treasury Note 3 .750 06/30/27 4,484,215
8,250,000 United States Treasury Note 3 .625 08/31/27 8,202,305
64,000,000 United States Treasury Note 3 .875 10/15/27 63,770,000
102,000,000 United States Treasury Note 4 .125 11/15/27 101,936,250
57,250,000 United States Treasury Note 4 .000 12/15/27 57,118,057
84,500,000 United States Treasury Note 4 .250 01/15/28 84,592,422
75,500,000 United States Treasury Note 4 .250 02/15/28 75,585,527
4,000,000 United States Treasury Note 3 .375 02/29/28 3,950,156
71,650,000 United States Treasury Note 3 .875 03/15/28 71,302,945
39,300,000 United States Treasury Note 3 .750 04/30/28 39,015,996
60,500,000 United States Treasury Note 3 .750 05/15/28 60,050,976
12,000,000 United States Treasury Note 4 .000 05/31/28 11,964,844
104,000,000 United States Treasury Note 3 .875 06/15/28 103,431,250
59,000,000 United States Treasury Note 3 .875 07/15/28 58,661,211
81,500,000 United States Treasury Note 3 .625 08/15/28 80,608,594
67,500,000 United States Treasury Note 3 .500 10/15/28 66,516,504
76,750,000 United States Treasury Note 3 .500 11/15/28 75,595,752
72,500,000 United States Treasury Note 3 .500 12/15/28 71,378,516
79,500,000 United States Treasury Note 3 .500 01/15/29 78,223,652
66,000,000 United States Treasury Note 3 .500 02/15/29 64,906,875
72,000,000 United States Treasury Note 3 .500 03/15/29 70,787,812
63,000,000 United States Treasury Note 3 .875 04/15/29 62,522,578
74,000,000 United States Treasury Note 3 .875 05/15/29 73,427,656
6,750,000 United States Treasury Note/Bond 4 .625 06/15/27 6,782,484
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 68,671,171
3,200,000 United States Treasury Note/Bond 3 .875 07/31/27 3,190,875
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 78,162,695
61,000,000 United States Treasury Note/Bond 3 .375 09/15/27 60,447,187
9,300,000 United States Treasury Note/Bond 3 .500 01/31/28 9,204,094
62,000,000 United States Treasury Note/Bond 3 .750 04/15/28 61,559,218
25,000,000 United States Treasury Note/Bond 4 .125 06/30/28 24,987,305
87,200,000 United States Treasury Note/Bond 3 .375 09/15/28 85,748,938

Short Term Bond Index

Portfolio of Investments June 30, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 87,000,000 United States Treasury Note/Bond 4 .125% 06/15/29 $ 86,918,438
TOTAL U.S. TREASURY SECURITIES 1,873,706,498
TOTAL GOVERNMENT BONDS
(Cost $1,970,404,726) 1,957,886,289
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
AIRLINES - 0.0%
164,460 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 162,190
202,250 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 204,632
TOTAL AIRLINES 366,822
TOTAL STRUCTURED ASSETS
(Cost $364,969) 366,822
TOTAL LONG-TERM INVESTMENTS
(Cost $2,585,617,208) 2,570,954,884
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
825,719 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.660 (f) 825,719
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $825,719) 825,719
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENTS - 1.0%
25,030,000 (g) Fixed Income Clearing Corporation 3 .650 07/01/26 25,030,000
TOTAL REPURCHASE AGREEMENTS 25,030,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,030,000) 25,030,000
TOTAL INVESTMENTS - 100.0%
(Cost $2,611,472,927) 2,596,810,603
OTHER ASSETS & LIABILITIES, NET - 0.0% 405,701
NET ASSETS - 100.0% $ 2,597,216,304
REIT Real Estate Investment Trust
(a) When-issued or delayed delivery security.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,550,511.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,815,585 or 0.4% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $25,032,538 on 7/1/26, collateralized by Government Agency Securities, with coupon rates
1.250%–3.750% and maturity date 4/15/28, valued at $25,530,787.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $612,701,773 $— $612,701,773
Government bonds — 1,957,886,289 — 1,957,886,289
Structured assets — 366,822 — 366,822
Investments purchased with collateral from securities lending 825,719 — — 825,719
Short-Term Investments
:
Repurchase agreements — 25,030,000 — 25,030,000
$825,719 $2,595,984,884 $– $2,596,810,603
1 1 1 1 1